UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund
Schedule of Investments

September 30, 2015

Metropolitan Series Fund

Schedule of Investments as of September 30, 2015 (Unaudited)

Baillie Gifford International Stock Portfolio	MSF-1
Barclays Aggregate Bond Index Portfolio	MSF-4
BlackRock Bond Income Portfolio	MSF-18
BlackRock Capital Appreciation Portfolio	MSF-51
BlackRock Large Cap Value Portfolio	MSF-55
BlackRock Money Market Portfolio	MSF-58
Frontier Mid Cap Growth Portfolio	MSF-61
Jennison Growth Portfolio	MSF-64
Loomis Sayles Small Cap Core Portfolio	MSF-67
Loomis Sayles Small Cap Growth Portfolio	MSF-72
Met/Artisan Mid Cap Value Portfolio	MSF-75
Met/Dimensional International Small Company Portfolio	MSF-78
MetLife Asset Allocation 20 Portfolio	MSF-114
MetLife Asset Allocation 40 Portfolio	MSF-116
MetLife Asset Allocation 60 Portfolio	MSF-118
MetLife Asset Allocation 80 Portfolio	MSF-120
MetLife Mid Cap Stock Index Portfolio	MSF-122
MetLife Stock Index Portfolio	MSF-129
MFS Total Return Portfolio	MSF-137
MFS Value Portfolio	MSF-150
MSCI EAFE Index Portfolio	MSF-154
Neuberger Berman Genesis Portfolio	MSF-165
Russell 2000 Index Portfolio	MSF-169
T. Rowe Price Large Cap Growth Portfolio	MSF-188
T. Rowe Price Small Cap Growth Portfolio	MSF-193
Van Eck Global Natural Resources Portfolio	MSF-198
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-200
Western Asset Management U.S. Government Portfolio	MSF-219
WMC Balanced Portfolio	MSF-226
WMC Core Equity Opportunities Portfolio	MSF-254
Notes to Schedule of Investments	MSF-257

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Argentina—1.3%
MercadoLibre, Inc. (a)	232,338	$21,156,698

Australia—2.3%
Brambles, Ltd.	2,199,727	15,081,686
Cochlear, Ltd.	221,159	12,978,491
Treasury Wine Estates, Ltd.	2,305,380	10,656,101

		38,716,278

Brazil—1.4%
Embraer S.A. (ADR)	620,878	15,882,059
Itau Unibanco Holding S.A. (ADR)	1,231,649	8,153,517

		24,035,576

Canada—4.0%
Constellation Software, Inc.	25,197	10,561,216
Fairfax Financial Holdings, Ltd.	64,054	29,170,609
Restaurant Brands International, Inc. (a)	397,100	14,295,005
Ritchie Bros. Auctioneers, Inc. (a)	443,057	11,466,315

		65,493,145

China—2.8%
Alibaba Group Holding, Ltd. (ADR) (b)	165,838	9,779,467
Baidu, Inc. (ADR) (b)	142,800	19,622,148
Bitauto Holdings, Ltd. (ADR) (b)	215,944	6,428,653
Want Want China Holdings, Ltd. (a)	13,272,626	10,906,221

		46,736,489

Denmark—4.0%
DSV A/S	703,400	26,325,033
Novo Nordisk A/S - Class B	390,136	20,998,789
Novozymes A/S - B Shares	434,808	18,988,086

		66,311,908

Finland—2.4%
Kone Oyj - Class B (a)	526,966	20,078,813
Sampo Oyj - A Shares	397,664	19,286,029

		39,364,842

France—1.6%
Edenred (a)	499,410	8,168,937
Essilor International S.A. (a)	145,758	17,804,005

		25,972,942

Germany—5.7%
Brenntag AG	282,662	15,211,677
Continental AG	80,447	17,088,517
Deutsche Boerse AG	359,487	30,946,344
MTU Aero Engines AG	121,146	10,118,742
SAP SE	319,594	20,676,577

		94,041,857

Hong Kong—2.9%
Hang Seng Bank, Ltd.	1,141,600	20,620,366
Hong Kong Exchanges and Clearing, Ltd.	1,177,200	27,071,804

		47,692,170

India—0.6%
IDFC, Ltd.	4,565,180	9,904,296

Ireland—6.3%
CRH plc	860,353	22,731,688
Experian plc	1,362,900	21,873,289
James Hardie Industries plc	1,666,437	20,112,891
Ryanair Holdings plc (ADR)	507,590	39,744,297

		104,462,165

Japan—13.5%
Denso Corp.	494,600	20,968,404
FANUC Corp.	101,500	15,648,174
Fast Retailing Co., Ltd. (a)	59,200	24,037,564
Japan Exchange Group, Inc.	2,255,400	33,087,864
MS&AD Insurance Group Holdings, Inc.	667,100	17,943,470
Rakuten, Inc.	1,873,500	24,027,233
Shimano, Inc.	155,800	21,957,650
SMC Corp.	98,300	21,589,990
Sumitomo Mitsui Trust Holdings, Inc.	6,813,000	25,129,924
Toyota Tsusho Corp.	854,300	18,044,971

		222,435,244

Netherlands—1.6%
Heineken Holding NV	363,058	25,887,532

Norway—0.2%
Seadrill, Ltd. (a) (b)	610,006	3,564,636

Panama—0.4%
Copa Holdings S.A. - Class A (a)	140,861	5,906,302

Peru—0.6%
Credicorp, Ltd.	94,356	10,035,704

Russia—1.5%
Magnit PJSC (GDR)	390,167	18,678,946
Yandex NV - Class A (b)	580,500	6,228,765

		24,907,711

Singapore—1.3%
United Overseas Bank, Ltd.	1,618,473	21,115,050

South Africa—3.0%
Massmart Holdings, Ltd.	578,712	4,529,519
Naspers, Ltd. - N Shares	365,289	45,834,023

		50,363,542

South Korea—4.0%
NAVER Corp.	29,269	12,712,887
Samsung Electronics Co., Ltd.	38,790	37,304,214
SK Telecom Co., Ltd.	76,078	16,851,058

		66,868,159

Spain—1.9%
Industria de Diseno Textil S.A.	952,164	31,897,133

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—4.9%
Atlas Copco AB - B Shares	1,323,232	$29,667,015
Svenska Handelsbanken AB - A Shares	2,827,668	40,622,634
Volvo AB - B Shares	1,067,847	10,251,146

		80,540,795

Switzerland—5.0%
Cie Financiere Richemont S.A.	226,199	17,622,643
LafargeHolcim, Ltd. (b)	315,951	16,506,784
Nestle S.A.	654,221	49,267,095

		83,396,522

Taiwan—4.1%
Hon Hai Precision Industry Co., Ltd.	5,727,895	14,982,520
Taiwan Semiconductor Manufacturing Co., Ltd.	13,269,000	52,950,018

		67,932,538

Turkey—0.7%
BIM Birlesik Magazalar A/S (a)	612,152	10,858,802

United Kingdom—19.7%
Amlin plc	2,350,800	23,386,678
Antofagasta plc (a)	892,159	6,765,266
ARM Holdings plc	2,219,866	31,990,970
ASOS plc (b)	193,858	8,126,839
BG Group plc	1,135,600	16,375,037
British American Tobacco plc	405,399	22,405,038
Burberry Group plc	482,582	10,015,423
Capita plc	1,418,200	25,757,671
Hargreaves Lansdown plc	1,020,400	18,683,478
Petrofac, Ltd.	806,500	9,400,572
Prudential plc	1,327,719	28,068,719
Rio Tinto plc	840,000	28,180,941
Rolls-Royce Holdings plc (b)	968,421	9,944,135
St. James’s Place plc	1,388,334	17,872,599
Standard Chartered plc	1,137,854	11,062,098
Tullow Oil plc (a) (b)	2,422,659	6,225,309
Unilever NV	596,325	23,998,667
Wolseley plc	457,288	26,751,008

		325,010,448

United States—0.7%
Pricesmart, Inc. (a)	158,049	12,223,510

Total Common Stocks (Cost $1,553,691,018)		1,626,831,994

Short-Term Investments—9.2%

Mutual Fund—7.9%
State Street Navigator Securities Lending MET Portfolio (c)	130,412,802	130,412,802

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $22,087,066 on 10/01/15, collateralized by $22,245,000 U.S. Treasury Notes with rates ranging from 1.375% - 1.625%, maturity dates ranging from 02/28/19 - 07/31/19, with a value of $22,533,175.	22,087,066	$22,087,066

Total Short-Term Investments (Cost $152,499,868)		152,499,868

Total Investments –107.6% (Cost $1,706,190,886)(d)		1,779,331,862
Other assets and liabilities (net) – (7.6)%		(126,226,182)

Net Assets—100.0%		$1,653,105,680

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $133,549,301 and the collateral received consisted of cash in the amount of $130,412,802 and non-cash collateral with a value of $6,325,281. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,706,190,886. The aggregate unrealized appreciation and depreciation of investments were $305,663,949 and $(232,522,973), respectively, resulting in net unrealized appreciation of $73,140,976.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Banks	8.3
Insurance	8.2
Diversified Financial Services	6.1
Machinery	5.9
Semiconductors & Semiconductor Equipment	5.1
Internet Software & Services	4.6
Food Products	3.6
Trading Companies & Distributors	3.6
Construction Materials	3.6
Specialty Retail	3.4

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$21,156,698	$—	$—	$21,156,698
Australia	—	38,716,278	—	38,716,278
Brazil	24,035,576	—	—	24,035,576
Canada	65,493,145	—	—	65,493,145
China	35,830,268	10,906,221	—	46,736,489
Denmark	—	66,311,908	—	66,311,908
Finland	—	39,364,842	—	39,364,842
France	—	25,972,942	—	25,972,942
Germany	—	94,041,857	—	94,041,857
Hong Kong	—	47,692,170	—	47,692,170
India	—	9,904,296	—	9,904,296
Ireland	39,744,297	64,717,868	—	104,462,165
Japan	—	222,435,244	—	222,435,244
Netherlands	—	25,887,532	—	25,887,532
Norway	—	3,564,636	—	3,564,636
Panama	5,906,302	—	—	5,906,302
Peru	10,035,704	—	—	10,035,704
Russia	6,228,765	18,678,946	—	24,907,711
Singapore	—	21,115,050	—	21,115,050
South Africa	—	50,363,542	—	50,363,542
South Korea	—	66,868,159	—	66,868,159
Spain	—	31,897,133	—	31,897,133
Sweden	—	80,540,795	—	80,540,795
Switzerland	—	83,396,522	—	83,396,522
Taiwan	—	67,932,538	—	67,932,538
Turkey	—	10,858,802	—	10,858,802
United Kingdom	—	325,010,448	—	325,010,448
United States	12,223,510	—	—	12,223,510
Total Common Stocks	220,654,265	1,406,177,729	—	1,626,831,994
Short-Term Investments
Mutual Fund	130,412,802	—	—	130,412,802
Repurchase Agreement	—	22,087,066	—	22,087,066
Total Short-Term Investments	130,412,802	22,087,066	—	152,499,868
Total Investments	$351,067,067	$1,428,264,795	$—	$1,779,331,862

Collateral for Securities Loaned (Liability)	$—	$(130,412,802)	$—	$(130,412,802)

MSF-3

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—68.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.5%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	4,704,092	$4,810,821
2.500%, 02/01/28	3,592,495	3,669,699
2.500%, 07/01/28	6,281,769	6,416,766
2.500%, 10/01/28	4,097,394	4,185,448
2.500%, 03/01/30	3,817,454	3,895,175
3.000%, 01/01/27	1,935,908	2,019,118
3.000%, 02/01/27	3,205,489	3,342,461
3.000%, 03/01/27	1,611,505	1,680,365
3.000%, 01/01/29	7,268,345	7,574,823
3.000%, 10/01/29	3,462,306	3,607,596
3.000%, 06/01/30	3,792,634	3,952,493
3.500%, 02/01/26	3,147,723	3,331,882
3.500%, 03/01/26	1,211,863	1,282,764
3.500%, 05/01/29	3,332,712	3,522,363
4.000%, 04/01/19	80,486	84,212
4.000%, 05/01/19	235,544	246,495
4.000%, 01/01/20	337,741	353,526
4.000%, 06/01/24	605,981	638,222
4.000%, 11/01/24	2,950,572	3,107,558
4.500%, 07/01/18	308,117	321,130
4.500%, 05/01/19	127,709	133,154
4.500%, 08/01/24	708,304	749,316
4.500%, 06/01/25	1,333,511	1,410,776
5.000%, 06/01/18	61,120	63,872
5.000%, 01/01/19	138,906	145,896
5.000%, 02/01/20	240,149	253,437
5.000%, 01/01/22	297,740	322,128
5.000%, 02/01/24	859,478	929,518
5.500%, 11/01/17	29,707	30,461
5.500%, 02/01/18	29,110	30,170
5.500%, 04/01/18	234,789	244,998
6.000%, 09/01/17	66,200	67,797
6.500%, 04/01/17	169,329	173,730
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	2,262,059	2,327,951
3.000%, 08/01/35	2,974,642	3,061,771
3.500%, 04/01/32	2,246,216	2,375,300
3.500%, 09/01/35	3,219,506	3,390,214
4.000%, 02/01/31	1,095,533	1,181,932
4.500%, 08/01/30	700,189	759,018
5.000%, 02/01/24	266,571	293,621
5.000%, 09/01/25	222,254	244,682
5.500%, 07/01/23	162,760	181,613
5.500%, 01/01/24	106,482	118,767
5.500%, 07/01/24	282,135	314,755
5.500%, 07/01/25	249,830	278,785
7.000%, 10/01/21	13,135	14,462
Fannie Mae 30 Yr. Pool
3.000%, 08/01/42	1,743,282	1,772,009
3.000%, 09/01/42	2,598,955	2,641,782
3.000%, 11/01/42	3,090,528	3,141,455
3.000%, 12/01/42	5,644,057	5,737,063
3.000%, 01/01/43	1,488,430	1,512,957
3.000%, 02/01/43	5,083,869	5,164,512
3.000%, 03/01/43	6,522,754	6,626,221

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 05/01/43	4,653,069	4,726,878
3.000%, 07/01/43	7,038,698	7,150,349
3.000%, 09/01/43	3,699,511	3,758,194
3.000%, 05/01/45	3,915,158	3,971,476
3.500%, 12/01/40	2,474,370	2,587,175
3.500%, 03/01/42	1,610,363	1,682,863
3.500%, 04/01/42	3,567,433	3,728,041
3.500%, 05/01/42	4,176,516	4,364,545
3.500%, 06/01/42	3,116,255	3,256,550
3.500%, 08/01/42	2,130,479	2,226,395
3.500%, 09/01/42	5,469,027	5,715,245
3.500%, 10/01/42	2,742,533	2,866,004
3.500%, 01/01/43	2,486,777	2,598,733
3.500%, 02/01/43	3,991,690	4,171,398
3.500%, 04/01/43	4,269,501	4,456,602
3.500%, 06/01/43	2,330,389	2,432,512
3.500%, 08/01/44	3,637,340	3,797,130
3.500%, 02/01/45	4,532,950	4,732,084
3.500%, 03/01/45	6,653,996	6,947,505
3.500%, 04/01/45	8,382,778	8,752,544
4.000%, 08/01/39	1,733,100	1,849,040
4.000%, 09/01/39	1,314,304	1,402,228
4.000%, 12/01/39	1,686,061	1,798,855
4.000%, 06/01/40	1,733,636	1,854,649
4.000%, 09/01/40	1,081,211	1,156,683
4.000%, 12/01/40	7,360,159	7,873,923
4.000%, 01/01/41	4,323,742	4,626,951
4.000%, 02/01/41	4,620,982	4,946,554
4.000%, 12/01/41	1,774,305	1,899,314
4.000%, 02/01/42	2,058,428	2,203,626
4.000%, 09/01/43	3,020,153	3,222,582
4.000%, 02/01/44	4,178,804	4,459,625
4.000%, 05/01/44	3,537,610	3,775,342
4.000%, 08/01/44	4,363,312	4,656,532
4.000%, 11/01/44	7,146,494	7,626,747
4.000%, 03/01/45	4,407,903	4,706,474
4.500%, 08/01/33	305,243	332,316
4.500%, 10/01/33	341,636	371,937
4.500%, 04/01/34	151,650	164,946
4.500%, 01/01/39	213,356	231,230
4.500%, 07/01/39	2,155,835	2,336,395
4.500%, 09/01/39	3,439,433	3,727,500
4.500%, 10/01/39	1,482,308	1,606,457
4.500%, 05/01/40	1,899,493	2,062,475
4.500%, 08/01/40	3,344,921	3,631,924
4.500%, 11/01/40	1,722,593	1,870,396
4.500%, 12/01/40	2,732,817	2,967,300
4.500%, 04/01/41	6,828,684	7,419,612
4.500%, 05/01/41	1,694,473	1,841,106
5.000%, 07/01/33	249,402	275,944
5.000%, 08/01/33	620,372	686,393
5.000%, 09/01/33	306,834	339,488
5.000%, 10/01/33	2,758,382	3,051,934
5.000%, 03/01/34	346,560	383,442
5.000%, 04/01/34	792,509	876,068

MSF-4

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 05/01/34	115,893	$128,020
5.000%, 09/01/34	297,637	328,783
5.000%, 02/01/35	357,850	395,296
5.000%, 04/01/35	240,522	265,177
5.000%, 05/01/35	61,914	68,261
5.000%, 11/01/35	252,696	278,600
5.000%, 03/01/36	853,030	940,472
5.000%, 07/01/37	706,998	778,537
5.000%, 01/01/39	670,014	737,668
5.000%, 04/01/40	2,214,900	2,442,613
5.000%, 07/01/41	1,685,126	1,858,444
5.500%, 10/01/32	58,805	66,036
5.500%, 02/01/33	183,652	206,255
5.500%, 03/01/33	528,119	593,118
5.500%, 05/01/33	1,833,516	2,059,182
5.500%, 08/01/33	878,228	986,319
5.500%, 10/01/33	121,027	135,922
5.500%, 12/01/33	1,067,944	1,199,386
5.500%, 02/01/34	271,142	304,527
5.500%, 03/01/34	169,674	190,566
5.500%, 04/01/34	79,991	89,839
5.500%, 06/01/34	301,107	338,181
5.500%, 09/01/34	291,440	327,324
5.500%, 12/01/34	702,963	789,517
5.500%, 01/01/35	241,381	271,101
5.500%, 02/01/35	574,265	644,972
5.500%, 04/01/35	285,032	319,184
5.500%, 06/01/35	1,049,135	1,174,843
5.500%, 01/01/37	363,099	405,418
5.500%, 05/01/37	181,497	202,618
5.500%, 05/01/38	193,355	215,852
5.500%, 06/01/38	225,462	251,694
5.500%, 07/01/38	179,632	200,532
6.000%, 08/01/28	3,236	3,646
6.000%, 11/01/28	946	1,067
6.000%, 12/01/28	1,211	1,380
6.000%, 06/01/31	72,091	82,434
6.000%, 09/01/32	123,269	140,932
6.000%, 01/01/33	31,721	36,266
6.000%, 02/01/33	87,762	100,319
6.000%, 03/01/33	107,838	123,268
6.000%, 04/01/33	364,431	416,574
6.000%, 05/01/33	309,785	354,110
6.000%, 05/01/34	422,785	483,004
6.000%, 09/01/34	356,695	407,501
6.000%, 11/01/34	454,207	518,901
6.000%, 01/01/35	240,982	272,627
6.000%, 07/01/36	85,194	96,184
6.000%, 09/01/36	233,330	263,430
6.000%, 07/01/37	231,767	261,617
6.000%, 08/01/37	344,727	389,125
6.000%, 09/01/37	835,434	943,032
6.000%, 10/01/37	290,489	327,902
6.000%, 05/01/38	945,748	1,067,554
6.000%, 12/01/38	230,691	260,403

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 05/01/28	61,039	70,010
6.500%, 12/01/28	215,676	246,383
6.500%, 03/01/29	5,273	6,023
6.500%, 04/01/29	32,760	37,431
6.500%, 05/01/29	6,277	7,170
6.500%, 08/01/29	896	1,023
6.500%, 05/01/30	31,773	36,297
6.500%, 09/01/31	6,337	7,381
6.500%, 06/01/32	36,150	42,103
6.500%, 09/01/33	18,600	21,248
6.500%, 10/01/33	131,081	149,744
6.500%, 10/01/34	344,088	401,871
6.500%, 10/01/37	159,181	182,142
7.000%, 06/01/26	781	858
7.000%, 06/01/28	28,690	30,831
7.000%, 10/01/29	11,941	13,491
7.000%, 12/01/29	3,723	3,844
7.000%, 04/01/32	17,008	18,488
7.000%, 06/01/32	66,855	78,445
7.000%, 10/01/37	228,316	260,148
7.500%, 09/01/25	5,594	6,552
7.500%, 06/01/26	5,935	7,125
7.500%, 07/01/29	14,075	17,102
7.500%, 10/01/29	7,430	7,938
8.000%, 10/01/26	411	432
8.000%, 11/01/29	225	282
8.000%, 05/01/30	17,831	18,622
8.000%, 11/01/30	4,228	5,101
8.000%, 01/01/31	4,694	5,200
8.000%, 02/01/31	7,156	8,666
Fannie Mae ARM Pool
2.590%, 02/01/45 (a)	1,372,837	1,421,716
2.741%, 11/01/43 (a)	1,950,526	2,039,010
2.763%, 02/01/42 (a)	2,560,823	2,680,356
3.066%, 10/01/41 (a)	669,509	707,190
Fannie Mae-ACES
2.679%, 05/25/21 (a)	5,000,000	5,175,300
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	2,222,819	2,272,035
2.500%, 02/01/28	3,394,760	3,467,941
2.500%, 04/01/28	2,912,284	2,975,064
2.500%, 12/01/29	4,471,996	4,563,070
3.000%, 03/01/27	1,807,077	1,882,008
3.000%, 05/01/27	2,347,536	2,444,877
3.000%, 11/01/28	2,850,907	2,967,662
3.500%, 12/01/25	2,130,519	2,251,118
3.500%, 05/01/26	792,180	837,571
4.000%, 06/01/19	159,656	166,876
4.000%, 05/01/25	1,184,866	1,247,095
4.000%, 08/01/25	658,539	693,126
4.000%, 10/01/25	536,147	564,305
4.500%, 09/01/18	175,081	182,205
4.500%, 10/01/18	377,655	393,020
4.500%, 04/01/19	290,973	302,932
4.500%, 06/01/19	167,720	174,613

MSF-5

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
4.500%, 08/01/19	55,810	$58,104
5.000%, 05/01/18	413,968	431,953
5.000%, 12/01/18	77,877	81,260
5.000%, 06/01/19	232,275	244,678
5.500%, 11/01/17	33,270	34,316
5.500%, 01/01/24	572,170	629,801
6.000%, 04/01/16	810	815
6.000%, 05/01/17	19,768	20,136
7.500%, 03/01/16	628	631
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	3,493,230	3,595,060
3.500%, 04/01/32	3,180,897	3,355,871
4.000%, 01/01/31	1,163,766	1,257,806
4.000%, 08/01/31	1,200,588	1,297,604
4.500%, 05/01/29	325,621	352,889
5.000%, 03/01/27	155,180	169,819
Freddie Mac 30 Yr. Gold Pool
2.500%, 07/01/43	3,022,203	2,956,472
3.000%, 10/01/42	2,880,782	2,918,669
3.000%, 01/01/43	2,819,295	2,856,373
3.000%, 03/01/43	6,683,835	6,769,689
3.000%, 04/01/43	5,290,265	5,358,218
3.000%, 06/01/43	1,939,684	1,964,600
3.000%, 07/01/43	4,592,051	4,651,037
3.000%, 06/01/45	4,948,177	5,004,339
3.500%, 01/01/42	1,815,182	1,893,302
3.500%, 03/01/42	1,622,563	1,692,393
3.500%, 08/01/42	5,650,253	5,893,423
3.500%, 02/01/43	2,227,118	2,320,244
3.500%, 05/01/43	3,897,034	4,059,987
3.500%, 06/01/43	2,373,427	2,472,671
3.500%, 06/01/44	3,091,894	3,219,636
3.500%, 10/01/44	3,321,250	3,458,467
3.500%, 11/01/44	3,765,331	3,920,895
3.500%, 12/01/44	4,402,869	4,584,773
3.500%, 05/01/45	4,821,585	5,021,520
3.500%, 08/01/45	3,994,209	4,159,835
4.000%, 06/01/39	1,246,181	1,326,803
4.000%, 12/01/39	1,737,140	1,849,525
4.000%, 11/01/40	1,718,673	1,838,581
4.000%, 04/01/41	1,602,229	1,714,117
4.000%, 09/01/41	1,708,950	1,828,290
4.000%, 10/01/41	3,673,472	3,930,000
4.000%, 11/01/41	1,849,425	1,978,575
4.000%, 10/01/43	4,110,198	4,377,051
4.000%, 07/01/44	5,200,207	5,538,516
4.000%, 10/01/44	4,010,656	4,271,577
4.000%, 07/01/45	5,765,617	6,146,992
4.500%, 10/01/35	628,917	681,579
4.500%, 06/01/38	935,211	1,013,520
4.500%, 02/01/39	528,372	571,729
4.500%, 03/01/39	436,154	471,943
4.500%, 04/01/39	836,186	904,800
4.500%, 09/01/39	987,546	1,068,581
4.500%, 10/01/39	2,749,036	2,974,613

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 11/01/39	915,438	990,556
4.500%, 01/01/40	757,672	821,385
4.500%, 05/01/40	1,105,417	1,198,372
4.500%, 11/01/40	1,396,246	1,513,657
4.500%, 02/01/41	746,140	808,916
4.500%, 05/01/41	936,982	1,015,815
4.500%, 06/01/41	706,689	766,146
4.500%, 12/01/43	1,684,195	1,822,998
5.000%, 10/01/33	743,160	818,036
5.000%, 03/01/34	155,185	170,749
5.000%, 08/01/35	818,107	898,873
5.000%, 09/01/35	352,709	387,530
5.000%, 10/01/35	329,697	362,246
5.000%, 01/01/36	826,037	907,587
5.000%, 04/01/38	429,502	470,557
5.000%, 11/01/39	1,961,392	2,149,439
5.000%, 05/01/40	2,489,833	2,734,211
5.500%, 06/01/34	707,587	791,117
5.500%, 10/01/35	231,857	258,307
5.500%, 12/01/35	927,453	1,033,254
5.500%, 01/01/36	596,033	662,717
5.500%, 12/01/37	545,760	605,927
5.500%, 04/01/38	2,491,951	2,765,814
5.500%, 07/01/38	285,137	316,474
5.500%, 08/01/38	688,868	764,573
6.000%, 11/01/28	11,391	13,012
6.000%, 12/01/28	8,127	9,282
6.000%, 02/01/29	8,167	9,183
6.000%, 04/01/29	4,676	5,256
6.000%, 05/01/29	2,030	2,282
6.000%, 06/01/31	2,257	2,537
6.000%, 07/01/31	943	1,076
6.000%, 09/01/31	62,913	70,859
6.000%, 04/01/32	99,738	113,819
6.000%, 11/01/32	32,238	36,789
6.000%, 06/01/34	193,538	220,806
6.000%, 11/01/35	99,229	113,164
6.000%, 02/01/36	135,427	152,383
6.000%, 08/01/36	122,768	138,138
6.000%, 10/01/36	237,719	267,483
6.000%, 11/01/36	115,250	129,680
6.000%, 01/01/37	235,678	265,185
6.000%, 02/01/38	230,495	259,399
6.000%, 11/01/39	2,057,619	2,315,353
6.000%, 04/01/40	624,510	702,821
6.500%, 02/01/30	5,601	6,403
6.500%, 08/01/31	11,257	13,013
6.500%, 10/01/31	7,427	8,490
6.500%, 11/01/31	24,491	28,312
6.500%, 03/01/32	367,568	424,847
6.500%, 04/01/32	366,215	423,282
6.500%, 09/01/36	538,118	613,845
6.500%, 11/01/37	267,406	305,120
7.000%, 12/01/27	1,629	1,924
7.000%, 11/01/28	3,873	4,497

MSF-6

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
7.000%, 04/01/29	4,584	$5,478
7.000%, 05/01/29	1,003	1,098
7.000%, 06/01/29	6,169	6,426
7.000%, 07/01/29	2,078	2,372
7.000%, 01/01/31	104,548	112,007
7.500%, 08/01/24	15,564	15,892
7.500%, 10/01/27	11,910	13,814
7.500%, 10/01/29	16,401	19,425
7.500%, 05/01/30	12,443	14,357
8.000%, 02/01/27	3,892	4,783
8.000%, 10/01/28	7,772	9,356
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	3,795,499	3,991,706
5.000%, 10/15/20	227,834	241,714
5.000%, 01/15/21	155,384	165,076
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	3,440,991	3,528,439
3.000%, 12/15/42	2,508,726	2,572,482
3.000%, 02/15/43	2,210,443	2,262,510
3.000%, 03/15/43	2,910,438	2,978,994
3.000%, 05/15/43	3,798,056	3,887,520
3.000%, 07/15/43	2,482,964	2,541,451
3.500%, 01/15/42	3,476,388	3,655,725
3.500%, 02/15/42	1,362,238	1,430,067
3.500%, 03/15/42	2,512,977	2,638,104
3.500%, 05/15/42	1,832,850	1,924,112
3.500%, 09/15/42	2,116,567	2,221,956
3.500%, 05/15/43	2,449,798	2,568,909
4.000%, 07/15/39	2,776,774	2,975,291
4.000%, 07/15/40	1,599,582	1,718,204
4.000%, 03/15/41	1,579,707	1,689,808
4.000%, 10/15/41	2,710,090	2,898,977
4.500%, 01/15/39	412,639	449,350
4.500%, 04/15/39	1,174,213	1,278,679
4.500%, 05/15/39	2,888,756	3,145,761
4.500%, 08/15/39	1,252,240	1,363,649
4.500%, 01/15/40	1,219,739	1,332,672
4.500%, 04/15/40	1,435,360	1,568,256
4.500%, 02/15/41	719,495	784,173
4.500%, 04/15/41	814,064	887,244
5.000%, 12/15/35	438,505	490,843
5.000%, 12/15/36	194,138	217,631
5.000%, 01/15/39	1,440,346	1,598,771
5.000%, 02/15/39	258,781	287,813
5.000%, 08/15/39	2,177,627	2,421,930
5.000%, 09/15/39	481,559	535,584
5.000%, 12/15/39	943,611	1,049,473
5.000%, 05/15/40	1,445,767	1,614,381
5.500%, 03/15/36	357,414	399,904
5.500%, 01/15/37	533,405	602,269
5.500%, 11/15/37	540,801	605,902
5.500%, 09/15/38	275,418	308,268
5.500%, 08/15/39	1,550,197	1,746,764
6.000%, 01/15/29	6,685	7,511
6.000%, 01/15/33	262,163	300,344

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.000%, 03/15/35	294,597	337,770
6.000%, 12/15/35	180,942	208,931
6.000%, 06/15/36	219,816	247,752
6.000%, 09/15/36	318,289	358,740
6.000%, 07/15/38	1,317,996	1,509,096
6.500%, 05/15/23	1,296	1,486
6.500%, 02/15/27	35,037	40,903
6.500%, 07/15/28	13,168	15,099
6.500%, 08/15/28	13,408	15,375
6.500%, 11/15/28	9,211	10,803
6.500%, 12/15/28	10,903	12,501
6.500%, 07/15/29	2,152	2,468
6.500%, 05/15/36	157,899	181,052
7.000%, 01/15/28	2,123	2,421
7.000%, 04/15/28	3,145	3,245
7.000%, 05/15/28	12,965	14,302
7.000%, 06/15/28	9,462	10,721
7.000%, 10/15/28	8,123	9,089
7.000%, 06/15/29	2,067	2,120
7.000%, 09/15/29	7,319	8,129
7.000%, 01/15/31	1,366	1,398
7.000%, 03/15/31	27,607	29,582
7.000%, 07/15/31	482,613	579,138
7.000%, 08/15/31	71,267	80,527
7.000%, 02/15/32	14,526	14,944
7.000%, 07/15/32	30,440	37,172
7.500%, 08/15/29	182	182
7.500%, 04/15/30	8,464	8,644
8.000%, 08/15/26	3,672	4,257
8.000%, 09/15/26	4,603	5,248
8.000%, 05/15/27	1,385	1,418
8.000%, 06/15/29	23,183	24,938
9.000%, 11/15/24	9,389	10,637
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	3,208,413	3,289,910
3.000%, 03/20/43	4,163,553	4,262,395
3.000%, 12/20/44	4,458,323	4,556,730
3.000%, 04/20/45	3,824,234	3,908,081
3.000%, 08/20/45	4,988,449	5,097,821
3.500%, 12/20/41	2,152,604	2,265,336
3.500%, 03/20/42	4,153,365	4,367,798
3.500%, 08/20/42	2,060,835	2,167,233
3.500%, 01/20/43	6,024,120	6,331,583
3.500%, 04/20/43	2,331,810	2,449,829
3.500%, 05/20/43	4,070,769	4,276,801
3.500%, 07/20/44	5,807,866	6,093,483
3.500%, 02/20/45	6,987,930	7,331,486
3.500%, 06/20/45	3,847,749	4,036,921
3.500%, 08/20/45	3,905,039	4,097,027
4.000%, 11/20/40	2,189,510	2,360,670
4.000%, 12/20/40	2,136,507	2,303,523
4.000%, 05/20/43	2,820,679	3,008,535
4.000%, 11/20/43	1,768,601	1,886,389
4.000%, 02/20/44	4,359,104	4,644,964
4.000%, 04/20/44	2,399,253	2,556,590

MSF-7

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 05/20/44	2,977,353	$3,172,600
4.000%, 10/20/44	7,146,464	7,615,111
4.000%, 11/20/44	1,423,170	1,516,498
4.500%, 08/20/40	2,001,994	2,182,209
4.500%, 12/20/40	1,199,422	1,307,391
4.500%, 04/20/41	1,125,875	1,221,077
4.500%, 03/20/42	822,494	892,043
4.500%, 10/20/43	1,541,166	1,657,396
4.500%, 02/20/44	2,824,731	3,037,763
4.500%, 04/20/45	3,390,492	3,646,193
5.000%, 08/20/40	898,388	992,222
5.000%, 10/20/40	837,202	924,646
5.000%, 06/20/44	2,423,318	2,676,427
6.500%, 06/20/31	29,128	34,424
6.500%, 11/20/38	733,764	842,874
7.500%, 02/20/28	3,506	4,259

		693,528,950

Federal Agencies—3.4%
Federal Home Loan Bank
1.750%, 06/12/20	17,700,000	17,921,391
4.875%, 05/17/17	4,420,000	4,723,302
Federal Home Loan Mortgage Corp.
0.875%, 03/07/18	17,000,000	17,014,413
1.250%, 10/02/19	3,000,000	2,993,100
1.375%, 05/01/20	5,145,000	5,138,212
5.125%, 11/17/17	3,530,000	3,853,676
Federal National Mortgage Association
0.875%, 05/21/18 (b)	10,160,000	10,151,028
4.875%, 12/15/16	4,430,000	4,660,491
5.375%, 06/12/17	8,300,000	8,963,869
6.625%, 11/15/30	2,450,000	3,541,214
Tennessee Valley Authority
5.250%, 09/15/39	3,350,000	4,209,635

		83,170,331

U.S. Treasury—36.2%
U.S. Treasury Bonds
2.500%, 02/15/45	9,900,000	9,115,722
2.750%, 08/15/42	2,020,000	1,970,571
2.875%, 05/15/43	4,760,000	4,746,482
3.000%, 11/15/44	11,000,000	11,235,179
3.125%, 02/15/42	1,800,000	1,894,950
3.125%, 02/15/43	3,270,000	3,425,914
3.125%, 08/15/44	4,700,000	4,919,443
3.375%, 05/15/44	3,000,000	3,292,950
3.500%, 02/15/39	2,080,000	2,347,717
3.625%, 02/15/44	10,120,000	11,639,012
3.750%, 08/15/41	1,830,000	2,148,182
3.875%, 08/15/40	10,380,000	12,368,289
4.250%, 11/15/40	7,280,000	9,182,118
4.375%, 11/15/39	3,900,000	5,005,845
4.375%, 05/15/40	5,220,000	6,702,167
4.375%, 05/15/41	5,850,000	7,544,101

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.500%, 02/15/36	5,675,000	7,442,081
4.500%, 05/15/38	4,950,000	6,477,669
5.000%, 05/15/37	2,760,000	3,871,065
5.250%, 02/15/29	750,000	1,007,040
5.375%, 02/15/31	6,675,000	9,265,834
6.125%, 11/15/27	5,750,000	8,162,298
6.250%, 08/15/23	7,700,000	10,187,100
6.375%, 08/15/27	6,900,000	9,943,107
6.500%, 11/15/26	4,500,000	6,454,665
7.125%, 02/15/23	11,125,000	15,264,724
7.250%, 08/15/22	6,120,000	8,323,996
7.875%, 02/15/21	4,450,000	5,919,256
8.000%, 11/15/21	2,920,000	4,007,992
8.125%, 08/15/19	2,645,000	3,343,677
8.125%, 08/15/21	1,250,000	1,708,212
8.500%, 02/15/20	6,700,000	8,765,810
8.750%, 08/15/20	1,000,000	1,348,420
8.875%, 02/15/19	10,215,000	12,885,814
9.125%, 05/15/18	1,600,000	1,946,096
U.S. Treasury Notes
0.625%, 10/15/16	9,970,000	9,993,329
0.625%, 05/31/17	5,000,000	5,003,950
0.625%, 08/31/17	21,700,000	21,699,132
0.625%, 04/30/18	5,000,000	4,974,700
0.750%, 02/28/18	40,500,000	40,471,650
0.875%, 11/30/16	23,800,000	23,920,669
0.875%, 05/15/17	10,000,000	10,051,100
1.000%, 10/31/16	7,010,000	7,054,584
1.000%, 03/31/17	7,850,000	7,906,756
1.000%, 08/15/18	28,000,000	28,075,879
1.125%, 05/31/19	12,300,000	12,303,198
1.125%, 03/31/20	5,100,000	5,060,016
1.250%, 10/31/19	5,130,000	5,137,644
1.250%, 02/29/20	25,800,000	25,749,690
1.375%, 09/30/18	47,890,000	48,516,879
1.375%, 11/30/18	15,000,000	15,183,599
1.375%, 01/31/20	27,100,000	27,210,567
1.500%, 03/31/19	31,870,000	32,327,334
1.625%, 11/15/22	5,000,000	4,951,700
1.750%, 10/31/20	5,000,000	5,079,300
1.750%, 05/15/22	4,900,000	4,909,555
1.750%, 05/15/23	17,520,000	17,372,833
1.875%, 09/30/17	15,900,000	16,284,620
2.000%, 11/30/20	14,800,000	15,202,265
2.000%, 02/28/21	5,000,000	5,126,000
2.000%, 10/31/21	6,000,000	6,126,240
2.000%, 02/15/22	3,800,000	3,878,204
2.000%, 02/15/23	6,900,000	6,991,563
2.000%, 08/15/25	5,000,000	4,973,570
2.125%, 08/31/20	5,800,000	6,002,652
2.125%, 06/30/21	12,000,000	12,365,400
2.125%, 08/15/21	8,710,000	8,967,207
2.125%, 05/15/25	7,100,000	7,143,523
2.250%, 07/31/21	19,000,000	19,708,129
2.250%, 11/15/24	7,800,000	7,946,484

MSF-8

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.375%, 05/31/18	31,000,000	$32,253,640
2.500%, 08/15/23	14,400,000	15,052,465
2.500%, 05/15/24	7,000,000	7,292,320
2.625%, 08/15/20 (b)	6,000,000	6,350,160
2.750%, 05/31/17	9,840,000	10,195,420
2.750%, 11/15/23	9,835,000	10,470,341
3.000%, 02/28/17	14,980,000	15,510,891
3.125%, 05/15/19	3,000,000	3,213,390
3.375%, 11/15/19	4,350,000	4,725,492
3.500%, 02/15/18	4,000,000	4,256,320
3.500%, 05/15/20	7,790,000	8,541,969
3.625%, 02/15/20	17,190,000	18,888,198
3.750%, 11/15/18	4,550,000	4,940,799
3.875%, 05/15/18	4,700,000	5,072,616
4.000%, 08/15/18	9,620,000	10,476,949
4.250%, 11/15/17	4,700,000	5,050,855
4.625%, 02/15/17	8,475,000	8,954,007

		878,779,251

Total U.S. Treasury & Government Agencies (Cost $1,586,851,160)		1,655,478,532

Corporate Bonds & Notes—26.3%

Aerospace/Defense—0.3%
Boeing Co. (The)
7.250%, 06/15/25	460,000	608,822
Lockheed Martin Corp.
6.150%, 09/01/36	1,700,000	2,040,752
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	689,482
Raytheon Co.
3.125%, 10/15/20 (b)	1,000,000	1,042,630
United Technologies Corp.
4.500%, 06/01/42	2,645,000	2,706,371
7.500%, 09/15/29	200,000	277,976

		7,366,033

Agriculture—0.3%
Altria Group, Inc.
9.700%, 11/10/18	750,000	917,543
Archer-Daniels-Midland Co.
4.479%, 03/01/21 (b)	2,000,000	2,201,884
Philip Morris International, Inc.
3.250%, 11/10/24	3,000,000	2,997,572
4.500%, 03/26/20	925,000	1,015,166

		7,132,165

Auto Manufacturers—0.5%
Daimler Finance North America LLC
8.500%, 01/18/31	1,050,000	1,491,524
Ford Motor Co.
7.450%, 07/16/31	2,200,000	2,733,441

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
2.625%, 07/10/17	4,000,000	4,005,319
Toyota Motor Credit Corp.
3.300%, 01/12/22 (b)	4,000,000	4,135,331

		12,365,615

Banks—5.9%
Bank of America Corp.
3.300%, 01/11/23	4,075,000	4,059,177
4.100%, 07/24/23	2,905,000	3,021,114
5.750%, 08/15/16	2,850,000	2,952,221
5.875%, 02/07/42	3,000,000	3,513,236
6.500%, 07/15/18	200,000	223,472
Bank of New York Mellon Corp. (The)
5.450%, 05/15/19	2,000,000	2,234,255
Bank of Nova Scotia (The)
2.050%, 10/30/18 (b)	3,480,000	3,503,755
Barclays Bank plc
5.000%, 09/22/16	1,750,000	1,815,189
BNP Paribas S.A.
5.000%, 01/15/21	3,225,000	3,626,102
Branch Banking & Trust Co.
2.850%, 04/01/21	3,400,000	3,443,444
Capital One Financial Corp.
6.750%, 09/15/17	1,200,000	1,311,272
Citigroup, Inc.
5.375%, 08/09/20	2,200,000	2,455,880
5.850%, 08/02/16	500,000	519,000
6.125%, 11/21/17	1,700,000	1,853,673
6.125%, 05/15/18	1,900,000	2,100,693
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.250%, 05/24/41	3,640,000	4,045,705
Credit Suisse
4.375%, 08/05/20 (b)	2,611,000	2,848,462
Deutsche Bank AG
6.000%, 09/01/17	1,500,000	1,618,239
Fifth Third Bancorp
8.250%, 03/01/38	1,175,000	1,659,597
Goldman Sachs Group, Inc. (The)
6.000%, 06/15/20	2,000,000	2,287,263
6.125%, 02/15/33	2,075,000	2,469,455
6.250%, 09/01/17	760,000	824,674
6.450%, 05/01/36	2,000,000	2,304,732
6.750%, 10/01/37	3,500,000	4,189,611
HSBC Holdings plc
5.100%, 04/05/21	2,556,000	2,830,089
6.500%, 09/15/37	905,000	1,060,321
JPMorgan Chase & Co.
3.250%, 09/23/22	2,850,000	2,857,050
4.950%, 03/25/20	2,650,000	2,921,861
6.300%, 04/23/19	1,900,000	2,156,597
JPMorgan Chase Bank N.A.
6.000%, 10/01/17	2,700,000	2,921,971

MSF-9

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
KFW
1.000%, 06/11/18 (b)	3,536,000	$3,534,769
1.250%, 02/15/17	3,000,000	3,022,923
2.375%, 08/25/21 (b)	1,945,000	2,013,366
2.625%, 02/16/16 (b)	2,791,000	2,813,663
2.750%, 09/08/20 (b)	2,300,000	2,432,144
4.875%, 01/17/17	2,900,000	3,056,531
Lloyds Bank plc
6.375%, 01/21/21 (b)	1,500,000	1,784,942
Morgan Stanley
4.350%, 09/08/26	3,800,000	3,813,027
5.625%, 09/23/19	1,900,000	2,119,979
7.250%, 04/01/32	1,850,000	2,417,161
7.300%, 05/13/19	2,460,000	2,861,553
Oesterreichische Kontrollbank AG
1.625%, 03/12/19	3,025,000	3,062,203
PNC Bank N.A.
2.950%, 02/23/25	4,100,000	3,949,380
4.875%, 09/21/17	1,000,000	1,061,586
5.250%, 01/15/17	1,600,000	1,677,392
Royal Bank of Canada
2.150%, 03/15/19 (b)	3,915,000	3,937,652
State Street Bank and Trust Co.
5.300%, 01/15/16 (b)	300,000	303,839
Sumitomo Mitsui Banking Corp.
1.950%, 07/23/18	4,000,000	3,999,856
Toronto-Dominion Bank (The)
2.250%, 11/05/19 (b)	4,000,000	4,035,028
U.S. Bancorp
3.600%, 09/11/24	3,000,000	3,043,265
UBS AG
4.875%, 08/04/20	3,500,000	3,897,721
Wachovia Corp.
5.750%, 06/15/17	700,000	751,166
Wells Fargo & Co.
2.600%, 07/22/20 (b)	4,000,000	4,038,627
3.000%, 01/22/21	3,400,000	3,467,657
Wells Fargo Bank N.A.
5.950%, 08/26/36	1,900,000	2,305,103

		143,028,643

Beverages—0.6%
Anheuser-Busch Cos. LLC
6.450%, 09/01/37	880,000	1,071,169
Anheuser-Busch InBev Finance, Inc.
1.250%, 01/17/18	3,500,000	3,469,293
Coca-Cola Co. (The)
3.150%, 11/15/20(b)	280,000	294,540
3.200%, 11/01/23(b)	3,000,000	3,062,204
Diageo Finance B.V.
5.300%, 10/28/15	870,000	872,604
Pepsi Bottling Group, Inc. (The)
7.000%, 03/01/29	300,000	411,253

Beverages—(Continued)
PepsiCo, Inc.
3.600%, 03/01/24	3,975,000	4,120,350
5.000%, 06/01/18	1,000,000	1,092,761

		14,394,174

Biotechnology—0.3%
Amgen, Inc.
5.700%, 02/01/19	850,000	942,891
6.150%, 06/01/18	1,650,000	1,830,496
Celgene Corp.
4.625%, 05/15/44	4,000,000	3,783,381

		6,556,768

Building Materials—0.0%
CRH America, Inc.
6.000%, 09/30/16	900,000	937,679

Chemicals—0.5%
Dow Chemical Co. (The)
4.250%, 11/15/20	2,750,000	2,914,253
9.400%, 05/15/39	650,000	945,337
E. I. du Pont de Nemours & Co.
5.600%, 12/15/36	1,000,000	1,108,216
6.000%, 07/15/18	1,000,000	1,111,661
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/20 (b)	970,000	1,061,975
Praxair, Inc.
3.000%, 09/01/21	3,950,000	4,036,988

		11,178,430

Computers—0.4%
Apple, Inc.
2.400%, 05/03/23	2,072,000	2,008,739
4.450%, 05/06/44	2,944,000	2,938,322
Hewlett-Packard Co.
5.500%, 03/01/18	1,950,000	2,143,177
International Business Machines Corp.
4.000%, 06/20/42 (b)	3,200,000	2,956,398
8.375%, 11/01/19	425,000	531,556

		10,578,192

Cosmetics/Personal Care—0.2%
Procter & Gamble Co. (The)
2.300%, 02/06/22 (b)	3,600,000	3,580,959
6.450%, 01/15/26	200,000	256,386

		3,837,345

Diversified Financial Services—1.2%
American Express Co.
7.000%, 03/19/18	3,000,000	3,369,212
Associates Corp. of North America
6.950%, 11/01/18	1,700,000	1,939,903
BlackRock, Inc.
3.500%, 03/18/24 (b)	3,800,000	3,895,245

MSF-10

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
General Electric Capital Corp.
5.300%, 02/11/21	1,915,000	$2,195,260
5.400%, 02/15/17	2,000,000	2,115,459
5.500%, 01/08/20	3,360,000	3,864,736
5.875%, 01/14/38	2,050,000	2,584,495
6.750%, 03/15/32	1,250,000	1,701,441
7.500%, 08/21/35 (b)	100,000	144,504
HSBC Finance Corp.
5.500%, 01/19/16	900,000	912,089
National Rural Utilities Cooperative Finance Corp.
10.375%, 11/01/18	2,900,000	3,608,470
Nomura Holdings, Inc.
6.700%, 03/04/20	1,325,000	1,545,479

		27,876,293

Electric—1.7%
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	3,800,000	4,004,890
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	3,070,000	2,906,495
5.850%, 04/01/18	855,000	942,894
Dominion Resources, Inc.
6.400%, 06/15/18	1,750,000	1,949,737
Duke Energy Carolinas LLC
5.300%, 02/15/40	2,000,000	2,332,907
Exelon Corp.
5.625%, 06/15/35	1,500,000	1,614,212
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	2,147,871
Georgia Power Co.
5.700%, 06/01/17	1,400,000	1,494,780
Nisource Finance Corp.
4.800%, 02/15/44	4,000,000	4,072,997
Northern States Power Co.
6.250%, 06/01/36	2,200,000	2,807,640
Ohio Power Co.
5.375%, 10/01/21	1,640,000	1,868,944
Oncor Electric Delivery Co. LLC
7.000%, 05/01/32	950,000	1,185,607
Pacific Gas & Electric Co.
5.400%, 01/15/40	3,320,000	3,731,093
PacifiCorp
2.950%, 02/01/22 (b)	2,800,000	2,832,730
PPL Capital Funding, Inc.
3.400%, 06/01/23 (b)	4,000,000	3,997,178
Progress Energy, Inc.
5.625%, 01/15/16	1,900,000	1,925,960
PSEG Power LLC
8.625%, 04/15/31	1,000,000	1,351,300

		41,167,235

Electronics—0.3%
Honeywell International, Inc.
5.000%, 02/15/19	2,000,000	2,220,534

Electronics—(Continued)
Koninklijke Philips NV
5.750%, 03/11/18	900,000	974,032
Thermo Fisher Scientific, Inc.
4.150%, 02/01/24	3,445,000	3,562,162

		6,756,728

Environmental Control—0.1%
Waste Management, Inc.
7.000%, 07/15/28	1,265,000	1,662,843

Food—0.6%
ConAgra Foods, Inc.
5.819%, 06/15/17	1,000,000	1,063,746
General Mills, Inc.
5.650%, 02/15/19 (b)	1,700,000	1,893,921
Kroger Co. (The)
3.300%, 01/15/21 (b)	3,900,000	3,998,397
Mondelez International, Inc.
4.125%, 02/09/16	2,200,000	2,224,297
5.375%, 02/10/20	1,800,000	2,010,338
Sysco Corp.
2.600%, 06/12/22 (b)	2,400,000	2,326,447
Unilever Capital Corp.
5.900%, 11/15/32	1,500,000	1,942,130

		15,459,276

Forest Products & Paper—0.1%
Georgia-Pacific LLC
8.000%, 01/15/24	1,800,000	2,309,403

Gas—0.0%
Sempra Energy
6.150%, 06/15/18	900,000	997,332

Healthcare-Products—0.4%
Baxter International, Inc.
5.375%, 06/01/18 (b)	1,400,000	1,521,267
Becton Dickinson & Co.
4.685%, 12/15/44	3,500,000	3,485,110
Medtronic, Inc.
4.000%, 04/01/43	3,900,000	3,633,865

		8,640,242

Healthcare-Services—0.5%
Aetna, Inc.
2.750%, 11/15/22	3,000,000	2,884,864
Anthem, Inc.
5.850%, 01/15/36	1,800,000	1,985,752
Cigna Corp.
5.375%, 02/15/42	3,000,000	3,239,034
Laboratory Corp. of America Holdings
4.625%, 11/15/20 (b)	1,900,000	2,050,100
UnitedHealth Group, Inc.
5.375%, 03/15/16	1,700,000	1,733,486

		11,893,236

MSF-11

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—0.0%
Kimberly-Clark Corp.
6.125%, 08/01/17	500,000	$544,064

Insurance—0.8%
ACE INA Holdings, Inc.
3.350%, 05/15/24	4,000,000	3,990,968
Aflac, Inc.
3.625%, 06/15/23	2,975,000	3,048,348
Allstate Corp. (The)
6.900%, 05/15/38	150,000	192,829
7.450%, 05/16/19 (b)	1,700,000	2,012,805
American International Group, Inc.
5.850%, 01/16/18	1,800,000	1,965,403
AXA S.A.
8.600%, 12/15/30	1,165,000	1,572,750
Berkshire Hathaway, Inc.
1.900%, 01/31/17	2,900,000	2,940,317
Chubb Corp. (The)
6.000%, 05/11/37	865,000	1,059,209
Hartford Financial Services Group, Inc. (The)
6.100%, 10/01/41	780,000	945,346
Prudential Financial, Inc.
5.700%, 12/14/36	1,525,000	1,732,223

		19,460,198

Internet—0.2%
Amazon.com, Inc.
3.800%, 12/05/24 (b)	3,800,000	3,889,651

Iron/Steel—0.0%
Vale Overseas, Ltd.
6.875%, 11/21/36 (b)	1,100,000	873,432

Machinery-Construction & Mining—0.1%
Caterpillar, Inc.
7.900%, 12/15/18	1,757,000	2,078,004

Machinery-Diversified—0.1%
Deere & Co.
2.600%, 06/08/22	1,950,000	1,913,462

Media—1.1%
21st Century Fox America, Inc.
6.550%, 03/15/33	1,950,000	2,368,080
Comcast Corp.
4.650%, 07/15/42	3,670,000	3,759,724
5.650%, 06/15/35 (b)	1,500,000	1,736,233
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.000%, 03/01/21	2,600,000	2,820,776
Discovery Communications LLC
6.350%, 06/01/40	1,800,000	1,896,840
Historic TW, Inc.
6.875%, 06/15/18	1,800,000	2,033,937
Thomson Reuters Corp.
6.500%, 07/15/18 (b)	800,000	896,663

Media—(Continued)
Time Warner Cable, Inc.
5.000%, 02/01/20	1,900,000	2,035,225
5.850%, 05/01/17	1,800,000	1,906,086
6.550%, 05/01/37	100,000	99,070
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23	380,000	469,338
Time Warner, Inc.
6.100%, 07/15/40	925,000	1,041,365
7.700%, 05/01/32	685,000	898,051
Viacom, Inc.
4.375%, 03/15/43	3,500,000	2,639,700
6.250%, 04/30/16 (b)	308,000	316,821
Walt Disney Co. (The)
2.750%, 08/16/21 (b)	1,930,000	1,974,683

		26,892,592

Mining—0.4%
Barrick North America Finance LLC
4.400%, 05/30/21	3,125,000	3,044,456
Freeport-McMoRan, Inc.
3.550%, 03/01/22 (b)	3,700,000	2,765,750
Newmont Mining Corp.
6.250%, 10/01/39 (b)	1,800,000	1,600,057
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	1,751,000	1,933,033

		9,343,296

Miscellaneous Manufacturing—0.3%
General Electric Co.
3.375%, 03/11/24	2,900,000	3,011,294
5.250%, 12/06/17	1,800,000	1,946,390
Tyco Electronics Group S.A.
6.550%, 10/01/17	1,600,000	1,752,067
Tyco International Finance S.A./Tyco Fire & Security Finance SCA
6.875%, 01/15/21 (b)	1,275,000	1,555,500

		8,265,251

Multi-National—1.5%
Asian Development Bank
5.500%, 06/27/16	3,850,000	3,994,048
European Bank for Reconstruction & Development
1.000%, 06/15/18 (b)	3,564,000	3,562,754
European Investment Bank
1.625%, 06/15/17	1,975,000	2,004,949
2.500%, 10/15/24	3,800,000	3,910,703
4.000%, 02/16/21 (b)	1,700,000	1,905,714
4.875%, 02/15/36	3,700,000	4,694,091
5.125%, 05/30/17	1,750,000	1,877,080
Inter-American Development Bank
2.125%, 01/15/25	3,900,000	3,882,564
2.375%, 08/15/17	2,000,000	2,060,218
6.800%, 10/15/25	500,000	694,881
7.000%, 06/15/25	200,000	272,716

MSF-12

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Multi-National—(Continued)
International Bank for Reconstruction & Development
7.625%, 01/19/23	2,970,000	$4,111,481
8.875%, 03/01/26	535,000	829,400
International Finance Corp.
1.750%, 09/04/18	2,975,000	3,037,352

		36,837,951

Office/Business Equipment—0.1%
Xerox Corp.
6.350%, 05/15/18 (b)	2,550,000	2,792,764

Oil & Gas—1.5%
Anadarko Petroleum Corp.
6.375%, 09/15/17	2,445,000	2,627,277
Apache Finance Canada Corp.
7.750%, 12/15/29	300,000	391,830
BP Capital Markets plc
3.245%, 05/06/22	3,900,000	3,919,510
Canadian Natural Resources, Ltd.
6.250%, 03/15/38	1,800,000	1,761,337
Chevron Corp.
3.191%, 06/24/23 (b)	3,025,000	3,051,287
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	1,550,000	1,777,385
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	881,440
Devon Energy Corp.
6.300%, 01/15/19	850,000	947,747
Hess Corp.
8.125%, 02/15/19	3,130,000	3,626,945
Marathon Oil Corp.
6.600%, 10/01/37	2,000,000	1,969,975
Noble Energy, Inc.
3.900%, 11/15/24	4,200,000	3,905,532
Petroleos Mexicanos
6.625%, 06/15/35	3,400,000	3,196,000
Shell International Finance B.V.
4.300%, 09/22/19	1,000,000	1,088,827
Statoil ASA
6.700%, 01/15/18	300,000	334,092
Suncor Energy, Inc.
6.100%, 06/01/18	2,500,000	2,753,078
Total Capital International S.A.
2.700%, 01/25/23 (b)	3,000,000	2,910,395
XTO Energy, Inc.
6.500%, 12/15/18 (b)	1,600,000	1,837,429

		36,980,086

Oil & Gas Services—0.3%
Halliburton Co.
3.500%, 08/01/23	4,000,000	3,983,566
Weatherford International, Ltd.
4.500%, 04/15/22 (b)	2,300,000	1,851,500
9.625%, 03/01/19	1,500,000	1,590,000

		7,425,066

Pharmaceuticals—1.0%
Abbott Laboratories
5.125%, 04/01/19	1,073,000	1,185,962
AbbVie, Inc.
4.400%, 11/06/42	3,200,000	2,946,985
Actavis Funding SCS
2.350%, 03/12/18	3,900,000	3,913,755
AstraZeneca plc
4.000%, 09/18/42	1,200,000	1,164,912
Express Scripts Holding Co.
6.125%, 11/15/41	1,520,000	1,735,777
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38	2,100,000	2,661,495
Johnson & Johnson
5.950%, 08/15/37 (b)	910,000	1,169,871
6.950%, 09/01/29 (b)	250,000	357,765
Merck & Co., Inc.
6.550%, 09/15/37	1,000,000	1,325,894
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	376,269
Novartis Capital Corp.
4.400%, 04/24/20	900,000	995,587
Sanofi
4.000%, 03/29/21	2,775,000	2,991,029
Wyeth LLC
5.950%, 04/01/37	3,300,000	3,913,373

		24,738,674

Pipelines—0.8%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	246,417
Energy Transfer Partners L.P.
4.650%, 06/01/21	1,950,000	1,952,222
5.150%, 03/15/45	4,600,000	3,562,193
Enterprise Products Operating LLC
6.300%, 09/15/17	1,900,000	2,059,844
Kinder Morgan Energy Partners L.P.
6.500%, 02/01/37	2,000,000	1,841,829
Plains All American Pipeline L.P. / PAA Finance Corp.
6.500%, 05/01/18	2,485,000	2,720,929
Tennessee Gas Pipeline Co. LLC
7.000%, 10/15/28	1,050,000	1,188,877
7.625%, 04/01/37	640,000	681,775
TransCanada PipeLines, Ltd.
6.200%, 10/15/37	1,800,000	1,988,713
Williams Partners L.P.
5.250%, 03/15/20 (b)	3,575,000	3,811,851

		20,054,650

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc.
6.100%, 03/15/20	860,000	988,749
Boston Properties L.P.
3.850%, 02/01/23	2,950,000	3,021,706
ERP Operating L.P.
5.750%, 06/15/17	900,000	962,635

MSF-13

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
HCP, Inc.
5.375%, 02/01/21	2,591,000	$2,863,214
Kimco Realty Corp.
6.875%, 10/01/19	550,000	641,149
Simon Property Group L.P.
5.250%, 12/01/16	2,000,000	2,075,788

		10,553,241

Retail—0.9%
Costco Wholesale Corp.
5.500%, 03/15/17	465,000	495,318
CVS Health Corp.
2.250%, 12/05/18	3,930,000	3,986,433
Home Depot, Inc. (The)
4.400%, 04/01/21	1,450,000	1,600,135
5.400%, 03/01/16 (b)	900,000	917,949
Lowe’s Cos., Inc.
6.875%, 02/15/28	1,000,000	1,296,607
Macy’s Retail Holdings, Inc.
4.300%, 02/15/43	4,600,000	3,891,229
McDonald’s Corp.
5.350%, 03/01/18	885,000	965,096
Target Corp.
6.350%, 11/01/32	1,000,000	1,274,145
Wal-Mart Stores, Inc.
2.550%, 04/11/23	4,000,000	3,937,864
5.250%, 09/01/35	935,000	1,074,571
5.625%, 04/15/41	1,900,000	2,297,345
Walgreen Co.
5.250%, 01/15/19	225,000	247,208

		21,983,900

Semiconductors—0.2%
Intel Corp.
2.700%, 12/15/22	2,000,000	1,965,147
QUALCOMM, Inc.
3.450%, 05/20/25	4,000,000	3,791,524

		5,756,671

Software—0.5%
Adobe Systems, Inc.
4.750%, 02/01/20	2,200,000	2,416,661
Microsoft Corp.
4.200%, 06/01/19	2,700,000	2,950,410
Oracle Corp.
2.375%, 01/15/19	3,885,000	3,957,747
4.125%, 05/15/45	4,200,000	3,961,981

		13,286,799

Telecommunications—1.7%
America Movil S.A.B. de C.V.
2.375%, 09/08/16	2,875,000	2,897,568
AT&T Mobility LLC
7.125%, 12/15/31	100,000	123,000

Telecommunications—(Continued)
AT&T, Inc.
2.450%, 06/30/20	4,100,000	4,037,180
5.500%, 02/01/18	3,500,000	3,784,402
5.800%, 02/15/19	1,700,000	1,890,440
6.300%, 01/15/38	1,300,000	1,433,997
British Telecommunications plc
9.625%, 12/15/30	1,000,000	1,486,930
Cisco Systems, Inc.
5.500%, 01/15/40	2,000,000	2,342,097
Deutsche Telekom International Finance B.V.
5.750%, 03/23/16	460,000	470,501
8.750%, 06/15/30	1,000,000	1,429,073
Orange S.A.
2.750%, 09/14/16 (b)	2,857,000	2,900,272
Rogers Communications, Inc.
6.800%, 08/15/18	800,000	900,168
Telefonica Emisiones S.A.U.
6.221%, 07/03/17	1,400,000	1,501,474
Verizon Communications, Inc.
4.600%, 04/01/21	2,400,000	2,590,103
5.150%, 09/15/23	3,510,000	3,873,169
6.100%, 04/15/18	1,600,000	1,767,001
6.550%, 09/15/43	3,304,000	3,890,802
Verizon New York, Inc.
7.375%, 04/01/32	500,000	581,064
Vodafone Group plc
6.150%, 02/27/37	2,170,000	2,359,905

		40,259,146

Transportation—0.5%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	3,900,000	3,611,241
CSX Corp.
6.150%, 05/01/37	1,600,000	1,885,445
7.900%, 05/01/17	500,000	550,318
FedEx Corp.
8.000%, 01/15/19	675,000	801,461
Norfolk Southern Corp.
3.000%, 04/01/22	1,911,000	1,898,708
5.590%, 05/17/25	28,000	32,130
Union Pacific Corp.
6.625%, 02/01/29	1,200,000	1,602,839
United Parcel Service, Inc.
5.125%, 04/01/19 (b)	760,000	849,024

		11,231,166

Total Corporate Bonds & Notes (Cost $636,213,711)		639,297,696

Foreign Government—2.0%

Electric—0.1%
Hydro-Quebec
7.500%, 04/01/16	1,350,000	1,393,119
8.400%, 01/15/22	1,000,000	1,324,863

		2,717,982

MSF-14

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Provincial—0.4%
Province of British Columbia Canada
2.000%, 10/23/22	1,970,000	$1,968,242
Province of Nova Scotia Canada
5.125%, 01/26/17	900,000	949,793
9.250%, 03/01/20	250,000	321,279
Province of Ontario Canada
2.450%, 06/29/22	4,000,000	4,056,282
4.400%, 04/14/20 (b)	2,100,000	2,341,161
Province of Quebec Canada
7.500%, 07/15/23	350,000	468,734

		10,105,491

Sovereign—1.5%
Brazilian Government International Bond
6.000%, 01/17/17 (b)	3,755,000	3,901,445
Canada Government International Bond
1.625%, 02/27/19 (b)	4,000,000	4,061,976
Colombia Government International Bond
8.125%, 05/21/24 (b)	1,500,000	1,845,000
Mexico Government International Bonds
5.750%, 10/12/10	4,100,000	3,854,000
6.750%, 09/27/34	1,050,000	1,265,250
8.000%, 09/24/22	2,200,000	2,805,000
Panama Government International Bond
5.200%, 01/30/20	1,370,000	1,489,875
Peruvian Government International Bond
8.750%, 11/21/33	1,450,000	2,044,500
Philippine Government International Bond
5.000%, 01/13/37	1,740,000	1,996,650
Republic of Korea
7.125%, 04/16/19	4,900,000	5,795,808
Turkey Government International Bonds
3.250%, 03/23/23 (b)	2,350,000	2,091,500
6.250%, 09/26/22	1,607,000	1,718,381
7.375%, 02/05/25 (b)	1,473,000	1,683,831

		34,553,216

Total Foreign Government (Cost $47,371,180)		47,376,689

Mortgage-Backed Securities—1.5%

Commercial Mortgage-Backed Securities—1.5%
Bear Stearns Commercial Mortgage Securities Trust
5.540%, 09/11/41	867,864	885,070
5.694%, 06/11/50 (a)	1,500,000	1,585,186
Citigroup Commercial Mortgage Trust
5.431%, 10/15/49	1,498,670	1,538,731
5.973%, 03/15/49 (a)	1,411,915	1,426,431
Commercial Mortgage Trust
3.838%, 09/10/47	3,800,000	4,042,580
5.989%, 12/10/49 (a)	2,400,000	2,546,533
Freddie Mac Multifamily Structured Pass-Through Certificates
2.902%, 08/25/20	2,138,509	2,197,360
3.060%, 07/25/23 (a)	4,800,000	5,006,496

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Trust
3.135%, 06/10/46	2,935,000	2,996,357
3.377%, 05/10/45	2,750,000	2,886,855
4.243%, 08/10/46	966,000	1,055,719
JPMorgan Chase Commercial Mortgage Securities Trust
5.420%, 01/15/49	2,327,680	2,407,670
5.440%, 06/12/47	836,823	864,079
LB-UBS Commercial Mortgage Trust
5.156%, 02/15/31	937,009	938,440
Morgan Stanley Capital I Trust
5.809%, 12/12/49	2,381,436	2,530,649
5.821%, 06/11/42 (a)	1,982,387	2,095,334
6.114%, 06/11/49 (a)	1,209,721	1,279,004
WF-RBS Commercial Mortgage Trust
3.488%, 06/15/46	1,054,000	1,078,805

Total Mortgage-Backed Securities (Cost $37,078,586)		37,361,299

Asset-Backed Securities—0.6%

Asset-Backed - Automobile—0.3%
Capital Auto Receivables Asset Trust
1.610%, 06/20/19	830,000	832,370
1.970%, 01/21/20	2,000,000	2,015,826
CarMax Auto Owner Trust
0.970%, 04/16/18	2,244,059	2,244,759
Honda Auto Receivables Owner Trust
0.770%, 05/15/17	189,502	189,523
Nissan Auto Receivables Owner Trust
0.750%, 07/15/19	1,253,000	1,250,924
Volkswagen Auto Loan Enhanced Trust
0.950%, 04/22/19	1,252,000	1,244,016

		7,777,418

Asset-Backed - Credit Card—0.3%
Capital One Multi-Asset Execution Trust
5.750%, 07/15/20	1,960,000	2,134,083
Citibank Credit Card Issuance Trust
2.880%, 01/23/23	4,924,000	5,140,927

		7,275,010

Asset-Backed - Home Equity—0.0%
Centex Home Equity Loan Trust
4.250%, 12/25/31	54,794	54,845

Total Asset-Backed Securities (Cost $14,978,068)		15,107,273

Municipals—0.6%
Los Angeles Community College District, Build America Bonds
6.750%, 08/01/49	2,210,000	3,051,282
Los Angeles, Unified School District, Build America Bonds
6.758%, 07/01/34	2,160,000	2,850,811

MSF-15

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
Municipal Electric Authority of Georgia, Build America Bonds
6.637%, 04/01/57	2,000,000	$2,344,300
Oregon School Boards Association, Build America Bonds
5.680%, 06/30/28	1,900,000	2,298,734
State of California, Build America Bonds
7.300%, 10/01/39	2,000,000	2,771,020
State of Illinois, Build America Bonds
5.100%, 06/01/33	1,230,000	1,152,264

Total Municipals (Cost $12,090,763)		14,468,411

Short-Term Investments—2.7%

Discount Notes—0.7%
Federal Home Loan Bank
0.009%, 10/07/15 (c)	2,200,000	2,199,997
0.029%, 10/23/15 (c)	2,900,000	2,899,947
0.075%, 11/27/15 (c)	6,500,000	6,499,228
0.141%, 11/25/15 (c)	4,500,000	4,499,028

		16,098,200

Mutual Fund—2.0%
State Street Navigator Securities Lending MET Portfolio (d)	49,272,405	49,272,405

Total Short-Term Investments (Cost $65,370,605)		65,370,605

Total Investments—101.8% (Cost $2,399,954,073) (e)		2,474,460,505
Other assets and liabilities (net)—(1.8)%		(43,815,474)

Net Assets—100.0%		$2,430,645,031

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $78,193,073 and the collateral received consisted of cash in the amount of $49,272,405 and non-cash collateral with a value of $31,278,676. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(e)	As of September 30, 2015, the aggregate cost of investments was $2,399,954,073. The aggregate unrealized appreciation and depreciation of investments were $104,700,657 and $(30,194,225), respectively, resulting in net unrealized appreciation of $74,506,432.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage

MSF-16

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,655,478,532	$—	$1,655,478,532
Total Corporate Bonds & Notes*	—	639,297,696	—	639,297,696
Total Foreign Government*	—	47,376,689	—	47,376,689
Total Mortgage-Backed Securities*	—	37,361,299	—	37,361,299
Total Asset-Backed Securities*	—	15,107,273	—	15,107,273
Total Municipals	—	14,468,411	—	14,468,411
Short-Term Investments
Discount Notes	—	16,098,200	—	16,098,200
Mutual Fund	49,272,405	—	—	49,272,405
Total Short-Term Investments	49,272,405	16,098,200	—	65,370,605
Total Investments	$49,272,405	$2,425,188,100	$—	$2,474,460,505

Collateral for Securities Loaned (Liability)	$—	$(49,272,405)	$—	$(49,272,405)

*	See Schedule of Investments for additional detailed categorizations.

MSF-17

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—57.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—43.6%
Fannie Mae 15 Yr. Pool
2.500%, 01/01/30	1,856,855	$1,896,505
2.500%, 06/01/30	2,146,131	2,192,533
2.500%, 07/01/30	2,520,644	2,574,907
2.500%, 08/01/30	6,268,141	6,401,819
2.500%, 09/01/30	2,293,079	2,341,928
2.500%, TBA (a)	20,754,000	21,150,835
3.000%, 11/01/28	5,357,553	5,600,494
3.000%, 12/01/28	1,367,162	1,429,603
3.000%, 01/01/29	610,113	638,131
3.000%, 04/01/29	1,924,994	2,012,289
3.000%, 05/01/29	3,361,752	3,513,882
3.000%, 08/01/29	3,620,192	3,784,918
3.000%, 09/01/29	1,184,764	1,239,266
3.000%, 03/01/30	1,778,681	1,860,674
3.000%, 04/01/30	1,492,037	1,559,883
3.000%, 05/01/30	2,090,364	2,186,146
3.000%, 07/01/30	10,703,889	11,192,359
3.000%, 08/01/30	8,210,012	8,581,474
3.000%, 09/01/30	3,333,216	3,487,481
3.000%, TBA (a)	3,600,000	3,742,734
3.500%, 11/01/25	2,386,491	2,541,137
3.500%, 08/01/26	1,945,873	2,056,506
3.500%, 08/01/28	1,182,338	1,258,760
3.500%, 10/01/28	5,258,655	5,598,882
3.500%, 11/01/28	6,209,720	6,611,044
3.500%, 02/01/29	12,651,162	13,452,360
3.500%, 04/01/29	2,629,871	2,779,047
3.500%, 05/01/29	6,001,107	6,353,146
3.500%, 06/01/29	3,913,376	4,166,350
3.500%, 07/01/29	14,317,177	15,245,175
3.500%, 09/01/29	369,521	393,500
3.500%, 12/01/29	17,592,803	18,764,061
3.500%, 08/01/30	1,589,912	1,695,870
4.000%, 01/01/25	25,111	26,428
4.000%, 02/01/25	5,455,941	5,798,751
4.000%, 09/01/25	954,784	1,016,373
4.000%, 10/01/25	2,751,068	2,904,539
4.000%, 01/01/26	838,191	892,557
4.000%, 04/01/26	556,567	592,806
4.000%, 07/01/26	2,463,923	2,623,987
4.000%, 08/01/26	1,225,988	1,305,555
4.500%, 12/01/20	1,413,519	1,470,594
4.500%, 02/01/25	1,055,927	1,134,709
4.500%, 04/01/25	189,493	203,625
4.500%, 07/01/25	690,552	738,300
4.500%, 06/01/26	14,297,509	15,281,974
4.500%, TBA (a)	12,900,000	13,366,618
Fannie Mae 20 Yr. Pool
5.000%, 05/01/23	4,650	5,119
Fannie Mae 30 Yr. Pool
3.000%, 12/01/42	3,365,470	3,423,069
3.000%, 01/01/43	7,215,245	7,336,837
3.000%, 02/01/43	13,209,887	13,436,599
3.000%, 03/01/43	27,390,489	27,847,426
3.000%, 04/01/43	18,679,526	18,992,221

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 05/01/43	25,756,178	26,195,386
3.000%, 06/01/43	3,229,964	3,287,299
3.000%, TBA (a)	13,058,000	13,205,923
3.500%, 01/01/42	256,782	269,496
3.500%, 04/01/42	87,208	91,903
3.500%, 06/01/42	1,114,072	1,171,109
3.500%, 10/01/42	456,864	482,009
3.500%, 12/01/42	230,933	243,334
3.500%, 01/01/43	1,416,154	1,494,105
3.500%, 02/01/43	2,228,319	2,341,001
3.500%, 03/01/43	5,568,733	5,868,384
3.500%, 04/01/43	90,708	95,770
3.500%, 07/01/43	16,446,910	17,322,538
3.500%, 08/01/43	10,965,866	11,526,372
3.500%, 09/01/43	193,770	202,322
3.500%, 10/01/43	210,481	222,231
3.500%, 11/01/43	2,015,201	2,117,036
3.500%, 01/01/44	2,364,690	2,486,049
3.500%, 06/01/44	505,278	531,334
3.500%, 07/01/44	424,664	446,769
3.500%, 08/01/44	3,217,769	3,386,268
3.500%, 09/01/44	868,911	915,328
3.500%, 03/01/45	8,325,905	8,711,764
3.500%, 04/01/45	6,633,691	6,941,126
3.500%, 06/01/45	3,930,005	4,113,059
3.500%, 07/01/45	13,604,830	14,238,522
3.500%, 09/01/45 (b)	252,050,801	263,212,638
4.000%, 06/01/39	1,521,646	1,624,177
4.000%, 12/01/39	151,273	161,466
4.000%, 06/01/41	5,658,459	6,049,007
4.000%, 10/01/41	600,337	640,789
4.000%, 02/01/42	1,972,630	2,109,153
4.000%, 05/01/42	971,383	1,054,174
4.000%, 07/01/42	4,193,968	4,551,404
4.000%, 09/01/42	376,037	402,044
4.000%, 12/01/42	1,737,603	1,857,784
4.000%, 11/01/43	5,543,193	6,014,652
4.000%, 01/01/44	3,913,061	4,246,648
4.000%, 02/01/44	3,601,715	3,908,767
4.000%, 05/01/44	7,724,225	8,363,219
4.000%, 07/01/44	425,566	456,660
4.000%, 12/01/44	3,004,610	3,244,358
4.000%, 01/01/45	555,927	601,523
4.000%, 02/01/45	203,984	221,470
4.000%, 03/01/45	1,770,392	1,906,480
4.000%, 04/01/45	1,194,424	1,293,307
4.000%, 05/01/45	1,455,392	1,562,354
4.000%, 10/01/45	11,752,642	12,559,233
4.000%, TBA (a)	36,666,000	39,039,275
4.500%, 08/01/39	3,502,549	3,808,531
4.500%, 11/01/39	491,836	539,113
4.500%, 01/01/40	69,929	77,257
4.500%, 04/01/40	171,883	189,573
4.500%, 05/01/40	440,833	482,966
4.500%, 06/01/40	477,732	523,447

MSF-18

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 07/01/40	882,710	$957,888
4.500%, 08/01/40	5,980,068	6,496,542
4.500%, 11/01/40	1,785,537	1,939,834
4.500%, 07/01/41	480,032	521,594
4.500%, 08/01/41	274,024	297,980
4.500%, 09/01/41	1,322,175	1,438,065
4.500%, 10/01/41	8,814,443	9,589,464
4.500%, 01/01/42	355,132	386,048
4.500%, 06/01/42	254,841	276,291
4.500%, 08/01/42	1,920,509	2,088,439
4.500%, 09/01/42	6,037,177	6,555,597
4.500%, 08/01/43	384,379	417,217
4.500%, 09/01/43	24,439,152	26,538,631
4.500%, 10/01/43	3,869,883	4,202,456
4.500%, 12/01/43	3,722,343	4,042,534
4.500%, 01/01/44	6,351,422	6,954,921
4.500%, 02/01/44	1,197,700	1,299,004
4.500%, 03/01/44	5,117,122	5,554,111
4.500%, TBA (a)	10,700,000	11,598,967
5.000%, 11/01/32	15,035	16,600
5.000%, 03/01/33	15,204	16,831
5.000%, 04/01/33	664,363	733,965
5.000%, 06/01/33	1,472,510	1,629,969
5.000%, 07/01/33	10,381,468	11,492,618
5.000%, 08/01/33	18,619,659	20,614,711
5.000%, 09/01/33	15,120,034	16,710,736
5.000%, 11/01/33	642,970	711,785
5.000%, 12/01/33	259,760	287,559
5.000%, 02/01/34	101,908	112,812
5.000%, 03/01/34	78,286	86,671
5.000%, 04/01/34	27,196	30,076
5.000%, 06/01/34	47,413	52,396
5.000%, 07/01/34	4,982,554	5,514,895
5.000%, 10/01/34	2,045,528	2,264,531
5.000%, 12/01/34	73,750	81,648
5.000%, 04/01/35	8,533	9,447
5.000%, 07/01/35	1,191,286	1,318,973
5.000%, 09/01/35	11,098	12,287
5.000%, 10/01/35	3,810,767	4,217,035
5.000%, 12/01/35	1,185,502	1,312,208
5.000%, 08/01/36	1,102,706	1,220,789
5.000%, 07/01/37	602,157	666,539
5.000%, 04/01/41	80,580	88,768
5.000%, 07/01/41	733,142	813,544
5.000%, 08/01/41	834,990	922,460
5.000%, 01/01/42	312,724	345,487
5.000%, TBA (a)	3,900,000	4,297,084
5.500%, 11/01/32	2,255,364	2,538,312
5.500%, 12/01/32	362,264	407,832
5.500%, 01/01/33	1,417,188	1,596,350
5.500%, 12/01/33	461,104	518,179
5.500%, 05/01/34	3,683,722	4,148,130
5.500%, 08/01/37	3,850,146	4,327,457
5.500%, 02/01/38	607,275	688,308
5.500%, 03/01/38	402,981	454,239

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 04/01/38	426,721	476,130
5.500%, 06/01/38	488,052	553,184
5.500%, 12/01/38	532,315	593,731
5.500%, 08/01/39	557,853	623,051
5.500%, 03/01/40	611,540	682,843
5.500%, 04/01/40	197,825	220,965
5.500%, 04/01/41	595,984	667,503
6.000%, 02/01/34	406,992	464,206
6.000%, 08/01/34	312,087	355,223
6.000%, 04/01/35	4,817,751	5,491,779
6.000%, 06/01/36	745,504	846,658
6.000%, 02/01/38	995,849	1,131,690
6.000%, 03/01/38	374,159	425,364
6.000%, 05/01/38	1,181,319	1,343,002
6.000%, 10/01/38	1,488,618	1,684,249
6.000%, 12/01/38	446,813	505,407
6.000%, 04/01/40	4,722,239	5,334,088
6.000%, 09/01/40	490,917	553,665
6.000%, 06/01/41	1,028,177	1,163,576
6.000%, TBA (a)	4,400,000	4,961,793
6.500%, 05/01/40	6,958,569	7,949,298
Fannie Mae ARM Pool
2.528%, 08/01/38 (c)	825,929	883,462
2.960%, 03/01/41 (c)	515,522	549,041
3.135%, 03/01/41 (c)	795,950	846,402
3.158%, 12/01/40 (c)	1,384,253	1,460,307
3.352%, 06/01/41 (c)	2,617,895	2,773,947
3.516%, 09/01/41 (c)	2,047,472	2,171,712
Fannie Mae REMICS (CMO)
5.000%, 04/25/35	187,769	201,696
Fannie Mae-ACES
0.244%, 08/25/24 (c) (d)	117,971,274	1,385,101
3.021%, 08/25/24 (c)	890,000	920,175
Freddie Mac 15 Yr. Gold Pool
2.500%, 08/01/29	1,848,484	1,888,901
2.500%, 12/01/29	511,157	523,432
2.500%, 07/01/30	1,170,728	1,195,437
2.500%, 08/01/30	3,355,049	3,426,031
2.500%, 09/01/30	4,303,298	4,392,122
2.500%, TBA (a)	7,774,000	7,924,931
3.000%, 01/01/30	1,465,605	1,529,572
3.000%, 04/01/30	6,481,348	6,770,342
3.000%, 05/01/30	1,094,153	1,143,738
3.000%, 06/01/30	44,960	46,957
3.000%, 07/01/30	2,437,163	2,544,567
3.000%, 08/01/30	3,617,940	3,776,751
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	2,527,870	2,564,051
3.000%, 03/01/43	5,734,986	5,815,129
3.000%, 04/01/43	23,815,487	24,145,963
3.000%, 07/01/43	16,429,543	16,687,140
3.000%, 08/01/43	10,085,575	10,229,345
3.500%, 04/01/42	2,622,558	2,750,219
3.500%, 08/01/42	1,656,141	1,740,873
3.500%, 02/01/43	534,140	561,475

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 07/01/43	3,788,392	$3,986,041
3.500%, 12/01/43	2,297,690	2,417,578
3.500%, 01/01/44	740,006	777,580
3.500%, 04/01/44	207,598	217,727
3.500%, 05/01/44	802,768	842,412
3.500%, 06/01/44	226,901	237,953
3.500%, 07/01/44	156,724	164,748
3.500%, 08/01/44	730,217	765,848
3.500%, 09/01/44	1,322,924	1,388,481
3.500%, 08/01/45	71,075,887	74,033,831
3.500%, 09/01/45	11,721,801	12,216,976
3.500%, TBA (a)	1,426,000	1,483,709
4.000%, 10/01/40	242,051	260,619
4.000%, 11/01/40	1,101,705	1,179,667
4.000%, 10/01/41	1,004,970	1,079,333
4.000%, 09/01/43	621,556	671,404
4.000%, 04/01/44	1,395,207	1,501,507
4.000%, 08/01/44	5,202,354	5,625,833
4.000%, 01/01/45	15,369,414	16,380,855
4.000%, 02/01/45	493,254	529,485
4.000%, 09/01/45	2,140,800	2,321,047
4.000%, 10/01/45	4,359,000	4,648,635
4.000%, TBA (a)	32,957,000	35,015,905
4.500%, 02/01/39	2,576,376	2,789,697
4.500%, 12/01/39	508,572	551,103
4.500%, 07/01/40	170,356	184,755
4.500%, 05/01/41	3,284,396	3,563,387
4.500%, 05/01/42	87,828	95,488
4.500%, 09/01/43	2,454,901	2,663,137
4.500%, 10/01/43	1,635,171	1,772,126
4.500%, 11/01/43	3,901,693	4,223,287
4.500%, 12/01/43	3,718,161	4,072,664
4.500%, 04/01/44	1,485,511	1,608,481
4.500%, 07/01/44	1,492,139	1,619,354
4.500%, 09/01/44	5,875,320	6,370,307
4.500%, 10/01/44	967,956	1,050,755
4.500%, 07/01/45	6,480,848	7,035,712
4.500%, TBA (a)	3,213,000	3,477,068
5.000%, 10/01/41	1,266,269	1,396,316
5.000%, 11/01/41	11,719,186	12,914,704
5.000%, TBA (a)	13,200,000	14,460,188
5.500%, 09/01/39	379,647	420,903
5.500%, 01/01/40	459,761	509,796
5.500%, 07/01/40	742,519	823,536
5.500%, 06/01/41	5,260,084	5,823,776
5.500%, TBA (a)	2,300,000	2,549,227
Freddie Mac ARM Non-Gold Pool
2.999%, 02/01/41 (c)	1,090,611	1,162,094
Ginnie Mae (CMO)
0.825%, 08/16/41 (d)	7,452,980	175,844
0.914%, 02/16/53 (c) (d)	25,204,308	1,667,063
1.000%, 02/16/39 (d)	9,800,816	214,477
Ginnie Mae I 30 Yr. Pool
3.500%, 02/15/42	345,401	364,172
3.500%, 04/15/42	593,201	625,505

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 05/15/42	467,540	489,773
3.500%, 08/15/42	749,801	788,343
3.500%, 11/15/42	573,525	602,322
3.500%, 12/15/42	1,633,247	1,717,881
3.500%, 01/15/43	670,033	701,849
3.500%, 02/15/43	1,121,040	1,177,443
3.500%, 03/15/43	562,321	590,576
3.500%, 04/15/43	2,205,527	2,325,372
3.500%, 05/15/43	3,959,390	4,164,552
3.500%, 06/15/43	1,034,574	1,090,802
3.500%, 07/15/43	3,374,511	3,557,803
4.000%, 01/15/41	2,743,389	2,932,345
4.000%, 03/15/41	2,157,413	2,305,957
4.000%, 12/15/41	27,239	29,061
4.000%, 05/15/42	150,953	161,091
4.500%, 02/15/42	22,443,796	24,360,517
5.000%, 12/15/38	605,465	670,996
5.000%, 07/15/39	1,607,855	1,781,939
5.000%, 12/15/40	2,048,902	2,270,736
5.000%, TBA (a)	26,700,000	29,340,796
5.500%, 04/15/33	51,497	58,792
5.500%, TBA (a)	12,500,000	13,977,784
6.500%, 04/15/33	52,844	60,592
8.500%, 01/15/17	1,274	1,279
8.500%, 05/15/17	295	296
8.500%, 05/15/22	1,136	1,192
9.000%, 10/15/16	663	666
Ginnie Mae II 30 Yr. Pool
3.000%, 07/20/45	36,696,705	37,502,322
3.000%, 09/20/45	16,565,000	16,928,658
3.000%, TBA (a)	4,258,000	4,345,073
3.500%, 10/20/42	724,813	761,816
3.500%, 01/20/43	643,334	676,178
3.500%, 04/20/43	556,296	584,569
3.500%, 08/20/45	84,568,659	88,758,878
4.000%, 09/20/40	201,703	216,756
4.000%, 10/20/40	378,450	406,694
4.000%, 12/20/40	5,364,998	5,765,394
4.000%, 01/20/41	4,016,707	4,316,478
4.000%, 02/20/41	71,423	76,743
4.000%, 07/20/43	369,907	395,481
4.000%, 02/20/44	33,430,698	35,710,602
4.000%, 08/20/44	1,329,644	1,436,018
4.000%, TBA (a)	19,498,000	20,747,479
4.500%, 12/20/39	177,503	192,981
4.500%, 01/20/40	216,534	235,416
4.500%, 02/20/40	173,900	189,065
4.500%, 05/20/40	12,327	13,402
4.500%, 08/20/40	429,902	467,394
4.500%, 05/20/41	22,849,892	24,842,763
4.500%, 06/20/41	2,231,303	2,425,914
4.500%, 07/20/41	1,380,143	1,500,517
4.500%, 11/20/41	200,000	217,876
4.500%, TBA (a)	670,000	719,727
5.000%, 10/20/33	1,649,815	1,829,842

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
5.000%, 10/20/39	672,514	$747,362

		1,712,706,979

U.S. Treasury—14.0%
U.S. Treasury Bond
2.875%, 08/15/45 (e) (f)	64,155,000	64,123,243
U.S. Treasury Inflation Indexed Note
0.250%, 01/15/25 (e) (g) (h)	129,057,741	123,698,876
U.S. Treasury Notes
0.625%, 09/30/17	1,540,000	1,539,278
1.000%, 09/15/18 (f)	129,400,000	129,696,585
1.375%, 08/31/20 (f)	58,185,000	58,253,193
1.375%, 09/30/20	69,460,000	69,443,746
1.625%, 11/15/22	200	198
1.875%, 08/31/22	60,945,000	61,460,839
2.000%, 08/15/25	43,255,000	43,026,354

		551,242,312

Total U.S. Treasury & Government Agencies (Cost $2,255,785,229)		2,263,949,291

Corporate Bonds & Notes—28.7%

Advertising—0.1%
Interpublic Group of Cos., Inc. (The)
3.750%, 02/15/23	1,191,000	1,167,985
4.000%, 03/15/22	1,468,000	1,480,366
Omnicom Group, Inc.
3.650%, 11/01/24	750,000	736,490

		3,384,841

Aerospace/Defense—0.3%
Boeing Co. (The)
2.350%, 10/30/21	844,000	842,352
Harris Corp.
2.700%, 04/27/20	706,000	698,570
Lockheed Martin Corp.
3.600%, 03/01/35	1,121,000	1,028,717
4.070%, 12/15/42	1,100,000	1,040,988
Northrop Grumman Corp.
3.850%, 04/15/45	2,495,000	2,245,435
Raytheon Co.
3.150%, 12/15/24	593,000	599,391
United Technologies Corp.
1.778%, 05/04/18 (c)	4,852,000	4,842,645
4.150%, 05/15/45	1,296,000	1,257,510

		12,555,608

Agriculture—0.4%
Altria Group, Inc.
2.625%, 01/14/20	1,684,000	1,701,901
2.850%, 08/09/22	1,218,000	1,190,014
4.250%, 08/09/42	713,000	659,096

Agriculture—(Continued)
Philip Morris International, Inc.
1.125%, 08/21/17	3,344,000	3,342,933
4.125%, 03/04/43	1,129,000	1,068,437
4.875%, 11/15/43	1,712,000	1,813,059
Reynolds American, Inc.
2.300%, 06/12/18	1,321,000	1,335,210
3.250%, 06/12/20	1,041,000	1,070,703
3.250%, 11/01/22	1,692,000	1,683,371
3.750%, 05/20/23 (144A)	625,000	627,830
4.750%, 11/01/42	1,129,000	1,083,321

		15,575,875

Airlines—0.2%
American Airlines Group, Inc.
4.625%, 03/01/20 (144A)	2,214,000	2,158,650
American Airlines Pass-Through Trust
3.375%, 11/01/28	4,867,000	4,772,094
Southwest Airlines Co.
2.750%, 11/06/19	1,032,000	1,051,596
Turkish Airlines Pass-Through Trust
4.200%, 09/15/28 (144A)	1,337,744	1,304,300
United Airlines Pass-Through Trust
4.750%, 10/11/23	419,000	419,000

		9,705,640

Auto Manufacturers—1.2%
Daimler Finance North America LLC
2.250%, 03/02/20 (144A) (i)	5,111,000	4,959,438
2.450%, 05/18/20 (144A)	3,587,000	3,506,454
Ford Motor Credit Co. LLC
1.724%, 12/06/17	10,774,000	10,701,846
2.145%, 01/09/18	2,592,000	2,583,179
4.250%, 09/20/22	1,943,000	2,003,309
General Motors Financial Co., Inc.
2.625%, 07/10/17 (i)	7,150,000	7,166,574
2.750%, 05/15/16	3,899,000	3,922,901
3.450%, 04/10/22	2,111,000	2,030,541
4.000%, 01/15/25	3,421,000	3,239,684
4.750%, 08/15/17	4,715,000	4,894,142
Toyota Motor Credit Corp.
2.750%, 05/17/21	3,187,000	3,245,169

		48,253,237

Auto Parts & Equipment—0.2%
BorgWarner, Inc.
3.375%, 03/15/25 (i)	1,561,000	1,528,476
Samvardhana Motherson Automotive Systems Group B.V.
4.125%, 07/15/21 (EUR)	103,000	103,372
Schaeffler Holding Finance B.V.
5.750%, 11/15/21 (EUR) (j)	100,000	119,048
6.750%, 11/15/22 (144A) (i) (j)	3,850,000	4,138,750

		5,889,646

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—7.3%
Abbey National Treasury Services plc
2.375%, 03/16/20 (i)	5,204,000	$5,226,918
Banco Bilbao Vizcaya Argentaria S.A.
7.000%, 02/19/19 (EUR) (c)	200,000	217,334
Bank of America Corp.
2.250%, 04/21/20	8,907,000	8,775,452
3.300%, 01/11/23	4,183,000	4,151,017
3.875%, 08/01/25	7,836,000	7,944,850
3.950%, 04/21/25	5,075,000	4,937,138
4.000%, 01/22/25	3,887,000	3,809,513
4.875%, 04/01/44	494,000	512,805
6.100%, 03/17/25 (c)	1,313,000	1,280,175
Bank of Ireland
4.250%, 06/11/24 (EUR) (c)	100,000	112,987
Bank of New York Mellon Corp. (The)
2.100%, 01/15/19	3,885,000	3,919,736
3.000%, 02/24/25	3,180,000	3,125,876
Bank of Nova Scotia (The)
1.300%, 07/21/17 (i)	10,495,000	10,506,618
2.800%, 07/21/21	5,038,000	5,088,204
Bankia S.A.
4.000%, 05/22/24 (EUR) (c)	200,000	215,440
Barclays plc
2.750%, 11/08/19	3,891,000	3,916,268
2.875%, 06/08/20 (144A) (i)	3,526,000	3,525,637
3.650%, 03/16/25	2,075,000	1,981,098
BB&T Corp.
2.450%, 01/15/20	2,395,000	2,417,690
Branch Banking & Trust Co.
2.300%, 10/15/18	2,160,000	2,190,005
Capital One Financial Corp.
5.550%, 06/01/20 (c)	2,044,000	2,018,450
Capital One N.A.
2.400%, 09/05/19	250,000	248,360
2.950%, 07/23/21	6,763,000	6,694,132
Citigroup, Inc.
1.800%, 02/05/18	3,760,000	3,756,353
2.400%, 02/18/20 (i)	6,417,000	6,385,878
2.500%, 09/26/18	4,857,000	4,921,496
2.500%, 07/29/19	6,666,000	6,708,142
3.500%, 05/15/23	2,381,000	2,317,892
3.875%, 03/26/25	2,539,000	2,467,428
5.900%, 02/15/23 (c) (i)	1,100,000	1,072,500
5.950%, 08/15/20 (c) (i)	3,512,000	3,463,710
5.950%, 05/15/25 (c)	1,750,000	1,649,375
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.375%, 08/04/25 (i)	2,756,000	2,757,976
Credit Suisse
3.000%, 10/29/21	2,270,000	2,274,681
Credit Suisse Group Funding Guernsey, Ltd.
2.750%, 03/26/20 (144A)	4,069,000	4,057,631
4.875%, 05/15/45 (144A) (i)	3,082,000	3,020,200
Danske Bank A/S
2.750%, 09/17/20 (144A)	3,980,000	4,011,088

Banks—(Continued)
Deutsche Bank AG
1.875%, 02/13/18	2,313,000	2,306,616
Discover Bank
3.100%, 06/04/20	3,764,000	3,800,436
Goldman Sachs Group, Inc. (The)
2.600%, 04/23/20	2,774,000	2,781,548
2.625%, 01/31/19	6,024,000	6,098,583
2.750%, 09/15/20 (i)	1,326,000	1,332,755
3.500%, 01/23/25	1,683,000	1,656,338
3.625%, 02/07/16	3,483,000	3,516,353
3.750%, 05/22/25 (i)	10,219,000	10,240,204
4.800%, 07/08/44	994,000	1,007,624
5.375%, 05/10/20 (c)	1,903,000	1,858,993
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 05/11/16 (144A) (i)	13,340,000	13,139,900
HSBC USA, Inc.
2.350%, 03/05/20	10,058,000	9,919,793
2.750%, 08/07/20	3,460,000	3,472,539
HSH Nordbank AG
0.776%, 02/14/17 (EUR) (c)	100,000	89,951
JPMorgan Chase & Co.
1.350%, 02/15/17	6,065,000	6,072,884
2.200%, 10/22/19	2,326,000	2,314,458
2.750%, 06/23/20	6,912,000	6,971,153
3.875%, 09/10/24	5,232,000	5,182,003
3.900%, 07/15/25	11,394,000	11,605,040
4.250%, 10/01/27	1,990,000	1,981,857
5.300%, 05/01/20 (c)	1,900,000	1,866,750
KeyBank N.A.
2.250%, 03/16/20	1,833,000	1,827,147
KeyCorp
2.900%, 09/15/20 (i)	1,565,000	1,576,706
Morgan Stanley
2.800%, 06/16/20	4,689,000	4,715,535
3.700%, 10/23/24	3,417,000	3,433,299
3.750%, 02/25/23	6,828,000	6,993,470
4.000%, 07/23/25	4,970,000	5,079,305
4.300%, 01/27/45	2,591,000	2,462,429
Nordea Bank AB
2.500%, 09/17/20 (i)	2,277,000	2,293,251
Novo Banco S.A.
4.000%, 01/21/19 (EUR)	200,000	206,922
Royal Bank of Canada
2.150%, 03/06/20 (i)	5,056,000	5,068,372
Royal Bank of Scotland Group plc
7.500%, 08/10/20 (c)	1,549,000	1,545,608
Santander UK Group Holdings plc
4.750%, 09/15/25 (144A)	1,290,000	1,279,208
State Street Capital Trust IV
1.337%, 06/01/77 (c)	500,000	402,500
Swedbank AB
2.200%, 03/04/20 (144A)	7,374,000	7,356,199
5.500%, 03/17/20 (c)	200,000	190,272
U.S. Bancorp
2.950%, 07/15/22	3,937,000	3,916,756

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group Funding Jersey, Ltd.
4.125%, 09/24/25 (144A)	1,338,000	$1,330,775
Washington Mutual Bank
Zero Coupon, 12/13/49 (k)	250,000	55,000
Wells Fargo & Co.
2.600%, 07/22/20 (i)	2,954,000	2,982,526
3.550%, 09/29/25	2,235,000	2,235,840
3.900%, 05/01/45 (i)	2,599,000	2,388,439

		286,235,390

Beverages—0.0%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	860,000	738,324
Molson Coors Brewing Co.
5.000%, 05/01/42	607,000	535,220

		1,273,544

Biotechnology—0.5%
Amgen, Inc.
2.125%, 05/01/20 (i)	2,559,000	2,525,602
3.125%, 05/01/25 (i)	2,570,000	2,460,775
4.400%, 05/01/45	1,277,000	1,172,493
5.650%, 06/15/42	1,986,000	2,223,317
Biogen, Inc.
2.900%, 09/15/20	915,000	924,260
3.625%, 09/15/22	1,563,000	1,575,316
4.050%, 09/15/25	1,315,000	1,328,391
5.200%, 09/15/45	1,035,000	1,044,365
Celgene Corp.
2.250%, 05/15/19 (i)	2,053,000	2,075,074
3.250%, 08/15/22 (i)	2,085,000	2,088,286
Gilead Sciences, Inc.
2.350%, 02/01/20	589,000	593,226
3.650%, 03/01/26	496,000	498,309
4.500%, 02/01/45	1,267,000	1,217,644
4.600%, 09/01/35	564,000	564,486
4.750%, 03/01/46	450,000	452,075

		20,743,619

Building Materials—0.1%
Building Materials Corp. of America
6.000%, 10/15/25 (144A)	4,707,000	4,754,070
Cemex Finance LLC
5.250%, 04/01/21 (EUR)	100,000	110,623

		4,864,693

Chemicals—0.2%
Agrium, Inc.
4.125%, 03/15/35	1,155,000	1,019,872
Dow Chemical Co. (The)
4.375%, 11/15/42 (i)	726,000	633,489
4.625%, 10/01/44 (i)	982,000	888,282
Eastman Chemical Co.
4.800%, 09/01/42	1,236,000	1,193,902

Chemicals—(Continued)
Ecolab, Inc.
2.250%, 01/12/20 (i)	1,595,000	1,597,566
Huntsman International LLC
5.125%, 11/15/22 (144A) (i)	1,320,000	1,131,900
Monsanto Co.
3.600%, 07/15/42	1,802,000	1,444,635
Sherwin-Williams Co. (The)
4.000%, 12/15/42	565,000	538,635

		8,448,281

Coal—0.0%
CONSOL Energy, Inc.
5.875%, 04/15/22 (i)	1,320,000	887,700
Peabody Energy Corp.
6.000%, 11/15/18 (i)	497,000	129,220

		1,016,920

Commercial Services—0.4%
EC Finance plc
5.125%, 07/15/21 (EUR)	100,000	112,596
MasterCard, Inc.
3.375%, 04/01/24 (i)	2,285,000	2,335,846
Moody’s Corp.
4.500%, 09/01/22	1,667,000	1,756,668
TMF Group Holding B.V.
9.875%, 12/01/19 (EUR)	250,000	296,155
United Rentals North America, Inc.
5.750%, 11/15/24	1,320,000	1,263,900
7.625%, 04/15/22	8,490,000	8,999,400
Verisure Holding AB
8.750%, 12/01/18 (EUR)	230,000	268,567

		15,033,132

Computers—0.7%
Apple, Inc.
2.000%, 05/06/20	11,684,000	11,732,816
2.100%, 05/06/19 (i)	4,925,000	5,001,224
3.450%, 02/09/45	1,028,000	870,283
Hewlett Packard Enterprise Co.
2.850%, 10/05/18 (144A)	3,905,000	3,900,002
3.600%, 10/15/20 (144A)	3,456,000	3,455,032
Hewlett-Packard Co.
3.750%, 12/01/20	2,226,000	2,301,464

		27,260,821

Distribution/Wholesale—0.0%
HD Supply, Inc.
5.250%, 12/15/21 (144A)	1,320,000	1,326,600

Diversified Financial Services—1.1%
Ally Financial, Inc.
4.125%, 02/13/22 (i)	4,080,000	3,932,100
5.125%, 09/30/24 (i)	4,165,000	4,112,937

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
American Express Credit Corp.
1.125%, 06/05/17 (i)	7,072,000	$7,036,159
2.250%, 08/15/19	4,059,000	4,073,207
2.375%, 05/26/20	5,645,000	5,642,115
Capital One Bank USA N.A.
2.300%, 06/05/19	500,000	496,048
Discover Financial Services
3.750%, 03/04/25	1,439,000	1,393,597
General Electric Capital Corp.
3.100%, 01/09/23	4,902,000	5,012,138
3.150%, 09/07/22	3,171,000	3,267,173
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
3.500%, 03/15/17	1,030,000	1,033,214
4.875%, 03/15/19	1,405,000	1,407,108
6.000%, 08/01/20	1,660,000	1,705,650
Jefferies Group LLC
6.500%, 01/20/43	648,000	615,194
Synchrony Financial
2.700%, 02/03/20	1,079,000	1,066,791
4.500%, 07/23/25	2,197,000	2,214,200

		43,007,631

Electric—1.7%
Alabama Power Co.
2.800%, 04/01/25	477,000	459,103
Berkshire Hathaway Energy Co.
2.400%, 02/01/20	1,104,000	1,107,949
3.500%, 02/01/25	1,060,000	1,065,936
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	981,000	1,039,341
CMS Energy Corp.
3.875%, 03/01/24 (i)	3,441,000	3,524,221
Commonwealth Edison Co.
4.700%, 01/15/44	1,451,000	1,536,555
Consumers Energy Co.
3.950%, 05/15/43	894,000	878,040
Dominion Resources, Inc.
1.950%, 08/15/16	2,289,000	2,304,506
2.500%, 12/01/19	2,587,000	2,602,951
DTE Electric Co.
3.950%, 06/15/42	1,109,000	1,082,325
DTE Energy Co.
2.400%, 12/01/19	791,000	795,907
3.500%, 06/01/24 (i)	2,877,000	2,920,538
Duke Energy Carolinas LLC
3.750%, 06/01/45	1,109,000	1,049,550
4.250%, 12/15/41	1,865,000	1,900,200
Duke Energy Corp.
3.050%, 08/15/22	150,000	149,188
3.750%, 04/15/24	675,000	694,934
Duke Energy Florida LLC
3.850%, 11/15/42	1,109,000	1,058,223
Entergy Arkansas, Inc.
3.700%, 06/01/24	3,839,000	3,945,694

Electric—(Continued)
Exelon Corp.
2.850%, 06/15/20	1,585,000	1,598,881
Florida Power & Light Co.
3.800%, 12/15/42	867,000	827,119
Georgia Power Co.
3.000%, 04/15/16	4,476,000	4,528,879
NiSource Finance Corp.
3.850%, 02/15/23	1,958,000	2,031,300
Pacific Gas & Electric Co.
4.300%, 03/15/45	839,000	832,045
4.750%, 02/15/44	1,185,000	1,247,579
PacifiCorp
3.350%, 07/01/25	4,402,000	4,470,275
3.600%, 04/01/24	5,006,000	5,172,555
PG&E Corp.
2.400%, 03/01/19	1,634,000	1,645,124
Progress Energy, Inc.
4.875%, 12/01/19	409,000	448,177
Public Service Co. of Colorado
2.500%, 03/15/23	2,103,000	2,046,145
Puget Sound Energy, Inc.
4.300%, 05/20/45	2,377,000	2,430,685
Southern California Edison Co.
1.250%, 11/01/17	1,080,000	1,074,534
Southern Co. (The)
1.950%, 09/01/16	2,212,000	2,228,898
Trans-Allegheny Interstate Line Co.
3.850%, 06/01/25 (144A)	3,395,000	3,410,400
Virginia Electric & Power Co.
3.450%, 02/15/24	1,744,000	1,780,976
4.200%, 05/15/45	1,874,000	1,881,419
4.450%, 02/15/44	867,000	907,941

		66,678,093

Electronics—0.1%
Thermo Fisher Scientific, Inc.
3.300%, 02/15/22	1,695,000	1,699,743
Trionista Holdco GmbH
5.000%, 04/30/20 (EUR)	306,000	351,149

		2,050,892

Energy-Alternate Sources—0.0%
CE Energy A/S
7.000%, 02/01/21 (EUR)	200,000	230,855

Engineering & Construction—0.0%
Abengoa Finance S.A.U.
6.000%, 03/31/21 (EUR)	100,000	44,472
Obrascon Huarte Lain S.A.
5.500%, 03/15/23 (EUR)	200,000	189,176

		233,648

Entertainment—0.0%
Gala Group Finance plc
8.875%, 09/01/18 (GBP)	90,000	142,410

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Intralot Capital Luxembourg S.A.
6.000%, 05/15/21 (EUR)	100,000	$97,605
PortAventura Entertainment Barcelona B.V.
7.250%, 12/01/20 (EUR)	310,000	353,377
Vougeot Bidco plc
7.875%, 07/15/20 (GBP)	150,000	236,847

		830,239

Environmental Control—0.1%
Bilbao Luxembourg S.A.
10.688%, 12/01/18 (EUR) (j)	107,110	122,988
Republic Services, Inc.
3.200%, 03/15/25	2,548,000	2,478,498
Waste Management, Inc.
3.125%, 03/01/25	1,162,000	1,137,559
3.900%, 03/01/35	1,291,000	1,216,402

		4,955,447

Food—0.1%
Bakkavor Finance 2 plc
8.750%, 06/15/20 (GBP)	180,000	297,509
Boparan Finance plc
5.500%, 07/15/21 (GBP)	100,000	132,441
Kraft Foods Group, Inc.
6.875%, 01/26/39	678,000	842,822
Sysco Corp.
2.600%, 10/01/20	1,154,000	1,154,987

		2,427,759

Forest Products & Paper—0.1%
International Paper Co.
3.650%, 06/15/24	1,361,000	1,345,052
4.800%, 06/15/44 (i)	929,000	860,295

		2,205,347

Gas—0.0%
Sempra Energy
2.875%, 10/01/22	896,000	878,671

Healthcare-Products—0.8%
3AB Optique Developpement SAS
5.625%, 04/15/19 (EUR)	100,000	104,756
Becton Dickinson & Co.
1.450%, 05/15/17	1,820,000	1,816,668
1.800%, 12/15/17	845,000	848,704
2.675%, 12/15/19	2,692,000	2,722,110
3.125%, 11/08/21	1,286,000	1,294,819
4.685%, 12/15/44	367,000	367,305
Boston Scientific Corp.
2.650%, 10/01/18	1,872,000	1,894,842
2.850%, 05/15/20 (i)	2,268,000	2,267,503
3.850%, 05/15/25	2,545,000	2,503,257
Medtronic, Inc.
2.500%, 03/15/20	1,749,000	1,772,557

Healthcare-Products—(Continued)
Medtronic, Inc.
3.125%, 03/15/22	4,333,000	4,410,500
3.625%, 03/15/24	2,067,000	2,122,274
4.625%, 03/15/44	2,465,000	2,544,721
4.625%, 03/15/45 (i)	1,458,000	1,503,340
St. Jude Medical, Inc.
2.800%, 09/15/20	1,578,000	1,587,143
3.875%, 09/15/25	505,000	512,205
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	889,000	870,528
4.250%, 08/15/35	2,085,000	1,951,664

		31,094,896

Healthcare-Services—1.1%
Aetna, Inc.
4.125%, 11/15/42	786,000	724,782
4.500%, 05/15/42	1,593,000	1,557,530
Anthem, Inc.
1.875%, 01/15/18	5,868,000	5,870,283
2.300%, 07/15/18	7,806,000	7,839,074
3.300%, 01/15/23	3,708,000	3,669,389
4.650%, 08/15/44 (i)	1,036,000	1,001,386
Care UK Health & Social Care plc
5.584%, 07/15/19 (GBP) (c)	100,000	139,476
Cigna Corp.
3.250%, 04/15/25	3,815,000	3,693,801
Ephios Bondco plc
6.250%, 07/01/22 (EUR)	100,000	110,902
HCA, Inc.
5.250%, 04/15/25	4,165,000	4,253,506
5.375%, 02/01/25	4,080,000	4,039,200
Laboratory Corp. of America Holdings
2.625%, 02/01/20	1,583,000	1,587,882
Roche Holdings, Inc.
2.875%, 09/29/21 (144A)	1,820,000	1,862,108
UnitedHealth Group, Inc.
2.700%, 07/15/20	944,000	965,929
2.875%, 12/15/21	2,021,000	2,051,550
3.350%, 07/15/22	932,000	961,916
3.950%, 10/15/42	2,478,000	2,334,695
4.625%, 07/15/35	377,000	397,787

		43,061,196

Household Products/Wares—0.1%
Kimberly-Clark Corp.
1.900%, 05/22/19	4,005,000	4,023,787
2.650%, 03/01/25 (i)	833,000	810,966

		4,834,753

Housewares—0.1%
Newell Rubbermaid, Inc.
2.875%, 12/01/19	3,916,000	3,950,488

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.7%
Aflac, Inc.
3.625%, 06/15/23	1,263,000	$1,296,001
Allstate Corp. (The)
3.150%, 06/15/23	1,270,000	1,283,147
American International Group, Inc.
3.375%, 08/15/20 (i)	2,288,000	2,387,706
3.750%, 07/10/25	1,511,000	1,534,469
3.875%, 01/15/35	1,273,000	1,171,001
4.375%, 01/15/55	1,207,000	1,098,603
4.500%, 07/16/44	1,615,000	1,585,767
Aon plc
4.750%, 05/15/45	454,000	444,603
Berkshire Hathaway Finance Corp.
4.300%, 05/15/43	1,126,000	1,084,700
Lincoln National Corp.
3.350%, 03/09/25 (i)	656,000	644,752
Loews Corp.
2.625%, 05/15/23	1,270,000	1,220,716
Marsh & McLennan Cos., Inc.
3.750%, 03/14/26 (i)	359,000	360,983
MassMutual Global Funding II
2.350%, 04/09/19 (144A)	4,203,000	4,280,936
Prudential Financial, Inc.
4.600%, 05/15/44 (i)	3,251,000	3,278,692
Travelers Cos., Inc. (The)
4.600%, 08/01/43	2,012,000	2,099,337
XLIT, Ltd.
2.300%, 12/15/18	2,013,000	2,031,624

		25,803,037

Internet—0.1%
Amazon.com, Inc.
2.600%, 12/05/19 (i)	2,713,000	2,780,120

Iron/Steel—0.0%
Nucor Corp.
5.200%, 08/01/43	901,000	923,262

Leisure Time—0.0%
Cirsa Funding Luxembourg S.A.
5.875%, 05/15/23 (EUR)	100,000	98,901

Lodging—0.1%
Marriott International, Inc.
2.875%, 03/01/21	2,586,000	2,597,068

Machinery-Construction & Mining—0.1%
Caterpillar, Inc.
4.750%, 05/15/64	2,476,000	2,488,977

Machinery-Diversified—0.1%
John Deere Capital Corp.
3.350%, 06/12/24 (i)	2,650,000	2,677,764
Rockwell Automation, Inc.
2.875%, 03/01/25	1,824,000	1,811,496

		4,489,260

Media—1.5%
21st Century Fox America, Inc.
3.700%, 09/15/24 (i)	1,130,000	1,130,638
4.750%, 09/15/44	791,000	778,646
CBS Corp.
2.300%, 08/15/19 (i)	2,077,000	2,060,164
CCO Safari II LLC
3.579%, 07/23/20 (144A)	1,108,000	1,099,839
4.464%, 07/23/22 (144A)	5,065,000	5,067,674
6.384%, 10/23/35 (144A)	2,287,000	2,313,865
Comcast Corp.
3.375%, 08/15/25 (i)	5,813,000	5,857,708
4.400%, 08/15/35	3,154,000	3,174,135
4.600%, 08/15/45	1,017,000	1,039,577
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.600%, 02/15/21	4,266,000	4,562,325
6.375%, 03/01/41	1,032,000	1,105,693
Discovery Communications LLC
3.450%, 03/15/25 (i)	1,396,000	1,293,328
DISH DBS Corp.
5.000%, 03/15/23	1,320,000	1,105,500
NBCUniversal Enterprise, Inc.
5.250%, 03/29/49 (144A)	4,585,000	4,842,906
NBCUniversal Media LLC
4.450%, 01/15/43	1,514,000	1,507,729
Numericable-SFR SAS
5.375%, 05/15/22 (EUR)	200,000	223,954
Scripps Networks Interactive, Inc.
2.750%, 11/15/19 (i)	1,501,000	1,502,352
Time Warner Cable, Inc.
4.000%, 09/01/21	503,000	513,060
4.125%, 02/15/21	3,589,000	3,688,850
5.000%, 02/01/20	1,723,000	1,848,681
5.500%, 09/01/41	1,246,000	1,115,933
Time Warner, Inc.
2.100%, 06/01/19	4,352,000	4,355,660
3.600%, 07/15/25 (i)	2,390,000	2,340,288
4.650%, 06/01/44	1,829,000	1,745,104
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
4.000%, 01/15/25 (EUR)	105,000	110,817
Viacom, Inc.
2.750%, 12/15/19	1,650,000	1,656,295
4.500%, 03/01/21	1,779,000	1,845,842
Ziggo Bond Finance B.V.
4.625%, 01/15/25 (EUR)	100,000	100,845

		57,987,408

Metal Fabricate/Hardware—0.0%
Eco-Bat Finance plc
7.750%, 02/15/17 (EUR)	230,000	248,033

Mining—0.1%
Freeport-McMoRan, Inc.
4.000%, 11/14/21	2,649,000	2,066,220
5.400%, 11/14/34	1,297,000	907,498

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Newmont Mining Corp.
3.500%, 03/15/22 (i)	1,735,000	$1,557,242

		4,530,960

Miscellaneous Manufacturing—0.2%
Eaton Corp.
2.750%, 11/02/22	2,768,000	2,693,890
Gates Global LLC / Gates Global Co.
5.750%, 07/15/22 (EUR)	100,000	88,881
General Electric Co.
4.500%, 03/11/44	2,960,000	3,067,439
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 05/01/20	1,538,000	1,537,877

		7,388,087

Office/Business Equipment—0.0%
CDW LLC / CDW Finance Corp.
5.000%, 09/01/23	1,330,000	1,339,696

Oil & Gas—1.4%
Anadarko Petroleum Corp.
4.500%, 07/15/44 (i)	1,209,000	1,075,403
7.950%, 06/15/39	1,208,000	1,539,996
BP Capital Markets plc
2.237%, 05/10/19 (i)	4,001,000	4,030,575
California Resources Corp.
6.000%, 11/15/24 (i)	1,320,000	786,225
Chevron Corp.
1.961%, 03/03/20	4,536,000	4,517,049
2.193%, 11/15/19 (i)	855,000	864,229
Continental Resources, Inc.
3.800%, 06/01/24 (i)	1,310,000	1,062,532
4.900%, 06/01/44 (i)	1,500,000	1,072,371
Devon Energy Corp.
5.600%, 07/15/41	1,241,000	1,199,010
Ensco plc
5.750%, 10/01/44	414,000	286,401
Exxon Mobil Corp.
1.819%, 03/15/19 (i)	4,500,000	4,537,535
Halcon Resources Corp.
8.625%, 02/01/20 (144A) (i)	1,320,000	1,097,250
Laredo Petroleum, Inc.
7.375%, 05/01/22 (i)	3,500,000	3,386,250
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19	4,115,000	1,049,325
Marathon Petroleum Corp.
4.750%, 09/15/44	1,016,000	903,036
MEG Energy Corp.
6.500%, 03/15/21 (144A)	448,000	367,360
7.000%, 03/31/24 (144A) (i)	3,359,000	2,670,405
Petrobras Global Finance B.V.
6.250%, 12/14/26 (GBP)	200,000	192,041
Phillips 66
4.875%, 11/15/44	1,027,000	982,778

Oil & Gas—(Continued)
Shell International Finance B.V.
2.125%, 05/11/20	4,764,000	4,768,931
3.625%, 08/21/42 (i)	1,100,000	970,771
4.125%, 05/11/35	4,596,000	4,470,966
Statoil ASA
2.900%, 11/08/20	7,535,000	7,769,791
Transocean, Inc.
6.800%, 03/15/38 (i)	582,000	360,840
Valero Energy Corp.
3.650%, 03/15/25 (i)	4,317,000	4,146,137
Woodside Finance, Ltd.
3.650%, 03/05/25 (144A)	703,000	635,901

		54,743,108

Packaging & Containers—0.4%
Ardagh Packaging Finance plc
9.250%, 10/15/20 (EUR)	109,000	127,247
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.250%, 01/15/22 (EUR)	100,000	109,505
Novelis, Inc.
8.750%, 12/15/20 (i)	7,985,000	7,687,160
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.875%, 02/15/21	8,495,000	8,793,174

		16,717,086

Pharmaceuticals—1.5%
Abbott Laboratories
2.550%, 03/15/22	3,608,000	3,564,213
AbbVie, Inc.
2.500%, 05/14/20	3,448,000	3,428,953
2.900%, 11/06/22	2,573,000	2,506,912
4.400%, 11/06/42	2,157,000	1,970,995
4.500%, 05/14/35	1,567,000	1,512,633
Actavis Funding SCS
2.350%, 03/12/18	4,814,000	4,833,155
3.000%, 03/12/20	14,552,000	14,564,748
AmerisourceBergen Corp.
1.150%, 05/15/17	2,313,000	2,303,942
3.250%, 03/01/25	602,000	585,502
4.250%, 03/01/45	602,000	562,332
Baxalta, Inc.
4.000%, 06/23/25 (144A) (i)	1,027,000	1,028,592
Bristol-Myers Squibb Co.
4.500%, 03/01/44 (i)	1,349,000	1,427,738
Eli Lilly & Co.
2.750%, 06/01/25 (i)	431,000	424,360
3.700%, 03/01/45	979,000	921,774
Endo Finance LLC / Endo Finco, Inc.
5.375%, 01/15/23 (144A)	1,320,000	1,268,850
Express Scripts Holding Co.
1.250%, 06/02/17	1,840,000	1,834,325
3.900%, 02/15/22	1,286,000	1,325,384

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
GlaxoSmithKline Capital plc
2.850%, 05/08/22	1,818,000	$1,814,860
Mylan, Inc.
3.125%, 01/15/23 (144A) (i)	1,298,000	1,247,346
Novartis Capital Corp.
4.400%, 04/24/20 (i)	2,563,000	2,837,459
Pfizer, Inc.
4.300%, 06/15/43	1,271,000	1,258,791
4.400%, 05/15/44 (i)	969,000	973,491
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	841,000	851,209
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/23 (EUR)	200,000	199,409
6.125%, 04/15/25 (144A)	3,608,000	3,436,620
Zoetis, Inc.
3.250%, 02/01/23	1,218,000	1,169,781

		57,853,374

Pipelines—1.2%
Energy Transfer Partners L.P.
4.150%, 10/01/20	1,335,000	1,350,372
4.650%, 06/01/21	2,141,000	2,137,915
4.900%, 03/15/35	1,339,000	1,081,601
5.150%, 02/01/43	1,138,000	896,132
6.625%, 10/15/36	912,000	867,685
Enterprise Products Operating LLC
3.700%, 02/15/26 (i)	3,482,000	3,290,309
3.900%, 02/15/24	1,366,000	1,341,141
4.450%, 02/15/43	3,409,000	2,904,560
Kinder Morgan Energy Partners L.P.
3.500%, 03/01/21 (i)	7,659,000	7,323,926
3.950%, 09/01/22	1,124,000	1,055,500
4.700%, 11/01/42	1,879,000	1,415,520
5.625%, 09/01/41	463,000	380,872
Kinder Morgan, Inc.
3.050%, 12/01/19	703,000	690,224
Plains All American Pipeline L.P. / PAA Finance Corp.
2.850%, 01/31/23	4,386,000	4,023,642
4.900%, 02/15/45 (i)	1,190,000	1,062,781
5.150%, 06/01/42	912,000	844,679
Regency Energy Partners L.P. / Regency Energy Finance Corp.
5.000%, 10/01/22	2,276,000	2,222,173
Spectra Energy Partners L.P.
3.500%, 03/15/25 (i)	2,539,000	2,370,530
Sunoco Logistics Partners Operations L.P.
3.450%, 01/15/23 (i)	2,370,000	2,060,338
TransCanada PipeLines, Ltd.
1.875%, 01/12/18 (i)	1,111,000	1,116,029
2.500%, 08/01/22 (i)	1,407,000	1,322,285
4.625%, 03/01/34	2,482,000	2,375,902
Western Gas Partners L.P.
4.000%, 07/01/22	1,851,000	1,791,379

Pipelines—(Continued)
Williams Partners L.P.
4.000%, 11/15/21	3,129,000	3,005,677
4.500%, 11/15/23	732,000	686,084
4.900%, 01/15/45	1,472,000	1,096,100

		48,713,356

Real Estate Investment Trusts—0.4%
American Tower Corp.
3.450%, 09/15/21	1,554,000	1,561,016
3.500%, 01/31/23	397,000	382,472
5.000%, 02/15/24 (i)	391,000	410,804
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.250%, 10/15/23	1,320,000	1,128,600
ERP Operating L.P.
3.375%, 06/01/25 (i)	1,153,000	1,137,113
HCP, Inc.
4.000%, 06/01/25	2,492,000	2,441,514
Omega Healthcare Investors, Inc.
4.500%, 04/01/27 (144A)	1,039,000	988,826
Simon Property Group L.P.
3.375%, 10/01/24	1,717,000	1,727,649
4.250%, 10/01/44	1,282,000	1,244,953
Ventas Realty L.P.
3.750%, 05/01/24	2,475,000	2,461,046
4.125%, 01/15/26	1,531,000	1,543,251

		15,027,244

Retail—0.5%
CVS Health Corp.
4.000%, 12/05/23	1,757,000	1,861,476
4.875%, 07/20/35	4,191,000	4,397,495
5.300%, 12/05/43	843,000	930,109
Debenhams plc
5.250%, 07/15/21 (GBP)	200,000	296,360
Hema Bondco I B.V.
6.250%, 06/15/19 (EUR)	100,000	66,986
Home Depot, Inc. (The)
3.350%, 09/15/25	418,000	425,676
4.400%, 03/15/45	493,000	509,588
5.400%, 09/15/40	677,000	787,710
Lowe’s Cos., Inc.
3.375%, 09/15/25	459,000	463,749
4.250%, 09/15/44	965,000	956,346
4.375%, 09/15/45	344,000	347,973
Macy’s Retail Holdings, Inc.
4.500%, 12/15/34	1,439,000	1,318,020
McDonald’s Corp.
4.600%, 05/26/45	602,000	599,939
Punch Taverns Finance B, Ltd.
5.267%, 03/30/24 (GBP)	95,663	133,137
QVC, Inc.
3.125%, 04/01/19	1,103,000	1,100,523
5.125%, 07/02/22	1,817,000	1,867,898

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Target Corp.
3.500%, 07/01/24 (i)	783,000	$817,417
4.000%, 07/01/42	1,227,000	1,206,902
Unique Pub Finance Co. plc (The)
5.659%, 06/30/27 (GBP)	179,007	274,855
Wal-Mart Stores, Inc.
2.550%, 04/11/23	1,376,000	1,359,347
4.000%, 04/11/43	708,000	688,121

		20,409,627

Semiconductors—0.1%
Applied Materials, Inc.
2.625%, 10/01/20 (i)	1,291,000	1,294,910
3.900%, 10/01/25	1,080,000	1,076,352

		2,371,262

Software—0.6%
Adobe Systems, Inc.
3.250%, 02/01/25 (i)	1,307,000	1,282,247
Audatex North America, Inc.
6.125%, 11/01/23 (144A)	1,320,000	1,326,600
First Data Corp.
8.750%, 01/15/22 (144A)	3,790,000	3,960,550
Microsoft Corp.
3.500%, 02/12/35	2,904,000	2,700,261
Oracle Corp.
2.800%, 07/08/21	8,372,000	8,488,496
3.250%, 05/15/30 (i)	3,511,000	3,301,702
4.375%, 05/15/55	1,411,000	1,313,737

		22,373,593

Telecommunications—2.2%
Altice Luxembourg S.A.
6.250%, 02/15/25 (EUR)	261,000	255,857
7.250%, 05/15/22 (EUR)	100,000	105,315
7.625%, 02/15/25 (144A)	1,370,000	1,209,881
Altice U.S. Finance I Corp.
5.375%, 07/15/23 (144A)	2,195,000	2,107,200
America Movil S.A.B. de C.V.
2.375%, 09/08/16 (i)	7,975,000	8,054,112
AT&T, Inc.
2.300%, 03/11/19 (i)	2,035,000	2,042,212
2.375%, 11/27/18	1,683,000	1,700,882
2.450%, 06/30/20	4,243,000	4,177,607
3.000%, 06/30/22	5,994,000	5,847,770
3.400%, 05/15/25	4,753,000	4,536,719
3.875%, 08/15/21	2,472,000	2,567,355
4.300%, 12/15/42	2,302,000	1,978,238
4.750%, 05/15/46 (i)	1,017,000	931,874
Cisco Systems, Inc.
2.125%, 03/01/19	894,000	905,212
Intelsat Jackson Holdings S.A.
5.500%, 08/01/23	1,320,000	1,089,000
Juniper Networks, Inc.
3.300%, 06/15/20	1,478,000	1,500,300

Telecommunications—(Continued)
Level 3 Financing, Inc.
5.375%, 08/15/22	4,255,000	4,137,987
Orange S.A.
4.000%, 10/01/21 (EUR) (c)	300,000	328,096
5.500%, 02/06/44 (i)	1,256,000	1,368,183
Sprint Communications, Inc.
9.000%, 11/15/18 (144A)	11,500,000	12,066,950
Sprint Corp.
7.875%, 09/15/23	3,535,000	2,861,141
T-Mobile USA, Inc.
6.633%, 04/28/21	1,345,000	1,348,362
6.731%, 04/28/22	1,295,000	1,291,763
6.836%, 04/28/23	410,000	405,900
Telecom Italia S.p.A.
3.250%, 01/16/23 (EUR)	100,000	108,577
Telenet Finance V Luxembourg SCA
6.750%, 08/15/24 (EUR)	320,000	384,207
Verizon Communications, Inc.
2.625%, 02/21/20	5,017,000	5,031,885
3.450%, 03/15/21	4,753,000	4,866,972
3.850%, 11/01/42 (i)	3,742,000	3,102,732
4.400%, 11/01/34	4,839,000	4,502,486
4.862%, 08/21/46	2,883,000	2,703,427
5.050%, 03/15/34	1,201,000	1,198,226
Virgin Media Secured Finance plc
6.000%, 04/15/21 (GBP)	396,000	605,135
Vodafone Group plc
2.500%, 09/26/22 (i)	1,329,000	1,232,423
Wind Acquisition Finance S.A.
4.000%, 07/15/20 (EUR)	100,000	110,064

		86,664,050

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	1,597,000	1,572,694
4.150%, 04/01/45	758,000	706,220
Canadian Pacific Railway Co.
4.800%, 09/15/35	289,000	294,373
6.125%, 09/15/15	670,000	703,719
CSX Corp.
4.100%, 03/15/44	1,084,000	992,528
FedEx Corp.
3.900%, 02/01/35	219,000	201,338
4.100%, 02/01/45	1,295,000	1,173,033
4.900%, 01/15/34	2,522,000	2,626,565
Gategroup Finance Luxembourg S.A.
6.750%, 03/01/19 (EUR)	164,286	191,035
Norfolk Southern Corp.
4.450%, 06/15/45	1,195,000	1,154,672
Ryder System, Inc.
2.450%, 09/03/19	1,629,000	1,633,975
Silk Bidco A/S
7.500%, 02/01/22 (EUR)	200,000	229,626
Union Pacific Corp.
3.375%, 02/01/35	668,000	607,827
3.875%, 02/01/55	2,657,000	2,387,965

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	2,805,074	$2,787,935

		17,263,505

Trucking & Leasing—0.2%
Aviation Capital Group Corp.
2.875%, 09/17/18 (144A)	3,355,000	3,351,947
GATX Corp.
2.600%, 03/30/20	1,747,000	1,723,262
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3.375%, 02/01/22 (144A)	1,402,000	1,370,235

		6,445,444

Total Corporate Bonds & Notes (Cost $1,147,013,801)		1,127,264,220

Asset-Backed Securities—11.3%

Asset-Backed - Automobile—0.3%
AUTO ABS Srl
2.800%, 04/27/25 (EUR)	167,875	187,896
Chrysler Capital Auto Receivables Trust
0.850%, 05/15/18 (144A)	1,347,946	1,348,444
1.760%, 08/15/19 (144A)	1,670,000	1,673,569
1.780%, 06/17/19 (144A)	1,455,000	1,462,813
2.240%, 09/16/19 (144A)	1,515,000	1,524,822
2.280%, 11/15/19 (144A)	2,150,000	2,163,227
Santander Drive Auto Receivables Trust
1.420%, 08/16/18 (144A)	152,652	152,565
1.430%, 11/16/18 (144A)	546,929	546,186
1.430%, 02/19/19 (144A)	365,232	364,487
1.430%, 04/16/19 (144A)	633,714	632,009
1.430%, 06/18/19 (144A)	626,744	625,265
1.430%, 12/17/19 (144A)	740,175	739,686

		11,420,969

Asset-Backed - Credit Card—0.2%
CHLUPA Trust
3.326%, 08/15/20 (144A)	2,729,550	2,737,929
Synchrony Credit Card Master Note Trust
2.380%, 09/15/23	7,880,000	7,879,928

		10,617,857

Asset-Backed - Home Equity—0.5%
Bayview Financial Revolving Asset Trust
1.194%, 05/28/39 (144A) (c)	9,482,869	7,471,951
Bear Stearns Asset-Backed Securities I Trust
0.334%, 12/25/36 (c)	2,863,897	2,222,230
Countrywide Asset-Backed Certificates
0.514%, 10/25/36 (c)	2,677,014	2,179,646
Countrywide Home Equity Loan Trust
5.842%, 06/25/35	755,478	733,309
6.155%, 06/25/35	473,056	429,253

Asset-Backed - Home Equity—(Continued)
Home Loan Mortgage Loan Trust
0.567%, 04/15/36 (c)	1,458,719	1,288,075
Morgan Stanley Mortgage Loan Trust
0.414%, 04/25/37 (c)	10,549,263	4,928,468
Option One Mortgage Loan Trust
1.319%, 11/25/32 (c)	94,451	90,395

		19,343,327

Asset-Backed - Manufactured Housing—0.1%
BCMSC Trust
7.575%, 06/15/30 (c)	1,287,911	682,345
7.830%, 06/15/30 (c)	1,195,197	653,946
8.290%, 06/15/30 (c)	2,046,919	1,183,977

		2,520,268

Asset-Backed - Other—7.1%
ACAS CLO, Ltd.
2.601%, 09/20/23 (144A) (c)	2,290,000	2,286,519
Adirondack Park CLO, Ltd.
2.289%, 04/15/24 (144A) (c)	500,000	492,752
ALM V, Ltd.
2.414%, 10/18/27 (144A) (c)	900,000	894,397
ALM VII R, Ltd.
2.143%, 04/24/24 (144A) (c)	1,730,000	1,703,451
ALM VII R-2, Ltd.
2.143%, 04/24/24 (144A) (c)	918,000	906,090
American Homes 4 Rent
1.250%, 06/17/31 (144A) (c)	512,307	502,504
Apidos CLO
2.139%, 07/15/23 (144A) (c)	2,065,000	2,047,200
AVANT Loans Funding Trust
4.000%, 08/16/21 (144A)	2,440,551	2,440,551
B2R Mortgage Trust
2.524%, 05/15/48 (144A)	683,009	680,733
Battalion CLO, Ltd.
1.695%, 10/22/25 (144A) (c)	5,205,000	5,154,777
Bayview Opportunity Master Fund IIIb RPL Trust
3.623%, 04/28/30 (144A)	886,702	886,716
Bayview Opportunity Master Fund lIa Trust
3.721%, 02/28/35 (144A) (c)	712,417	713,516
Bayview Opportunity Master Fund lIIa Trust
3.844%, 11/28/29 (144A)	1,573,070	1,578,240
Benefit Street Partners CLO, Ltd.
1.489%, 07/15/24 (144A) (c)	2,240,000	2,197,032
Carlyle Global Market Strategies CLO, Ltd.
1.677%, 01/20/25 (144A) (c)	7,820,000	7,789,580
Chase Funding Trust
6.333%, 04/25/32	674,058	686,297
CIFC Funding, Ltd.
1.587%, 01/19/23 (144A) (c)	4,468,641	4,461,849
1.809%, 05/24/26 (144A) (c)	2,780,000	2,753,732
1.869%, 01/17/27 (144A) (c)	4,035,000	4,025,820
2.381%, 10/19/27 (144A) (c)	1,480,000	1,465,492
Colony American Homes
1.407%, 07/17/32 (144A) (c)	1,699,189	1,678,163

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates
0.354%, 01/25/46 (c)	5,267,211	$4,749,897
0.414%, 12/25/25 (c)	148,325	463,991
Countrywide Revolving Home Equity Loan Resecuritization Trust
0.507%, 12/15/33 (144A) (c)	1,175,566	979,498
Credit Suisse Mortgage Capital Certificates
3.500%, 02/25/55 (144A)	2,023,556	1,970,979
CT CDO IV, Ltd.
0.526%, 10/20/43 (144A) (c)	1,629,183	1,625,746
DCP Rights LLC
5.463%, 10/25/44 (144A)	7,058,530	7,154,526
Dryden XXVIII Senior Loan Fund
1.421%, 08/15/25 (144A) (c)	1,035,000	1,021,193
First Franklin Mortgage Loan Trust
0.404%, 12/25/36 (c)	13,100,097	8,271,283
Flatiron CLO, Ltd.
1.839%, 01/15/23 (144A) (c)	2,700,000	2,695,907
Fraser Sullivan CLO VII, Ltd.
2.787%, 04/20/23 (144A) (c)	1,150,000	1,142,011
GFT Mortgage Loan Trust
3.721%, 01/25/55 (144A)	1,696,888	1,687,216
GT Loan Financing, Ltd.
1.564%, 10/28/24 (144A) (c)	5,670,000	5,609,388
Highbridge Loan Management, Ltd.
2.531%, 09/20/22 (144A) (c)	1,720,000	1,717,988
Invitation Homes Trust
1.307%, 09/17/31 (144A) (c)	2,865,000	2,804,743
1.507%, 08/17/32 (144A) (c)	2,101,183	2,070,949
KKR Financial CLO, Ltd.
1.439%, 07/15/25 (144A) (c)	4,895,000	4,791,544
Knollwood CDO, Ltd.
3.484%, 01/10/39 (144A) (c) (l)	780,443	8
Long Beach Mortgage Loan Trust
0.354%, 11/25/36 (c)	3,385,541	1,621,626
0.414%, 02/25/36 (c)	3,282,606	2,656,767
0.414%, 11/25/36 (c)	669,325	323,693
Merrill Lynch First Franklin Mortgage Loan Trust
0.434%, 05/25/37 (c)	13,508,410	8,053,336
Northwoods Capital IX, Ltd.
1.707%, 01/18/24 (144A) (c)	5,070,000	5,018,109
Oaktree EIF II, Ltd.
2.574%, 11/15/25 (144A) (c)	1,195,000	1,178,798
OCP CLO, Ltd.
1.804%, 04/17/27 (144A) (c)	280,000	276,649
2.374%, 04/17/27 (144A) (c)	370,000	358,701
Octagon Investment Partners, Ltd.
1.409%, 07/17/25 (144A) (c)	5,600,000	5,514,180
OHA Loan Funding, Ltd.
1.599%, 08/23/24 (144A) (c)	5,670,000	5,611,735
OneMain Financial Issuance Trust
2.430%, 06/18/24 (144A)	8,865,000	8,864,964
2.470%, 09/18/24 (144A)	6,910,000	6,909,461
2.570%, 07/18/25 (144A)	5,090,000	5,078,466
3.020%, 09/18/24 (144A)	1,325,000	1,329,717
3.100%, 07/18/25 (144A)	1,999,000	1,995,662

Asset-Backed - Other—(Continued)
OneMain Financial Issuance Trust
4.320%, 07/18/25 (144A)	3,000,000	3,000,630
4.330%, 09/18/24 (144A)	3,075,000	3,038,724
5.640%, 07/18/25 (144A)	1,490,000	1,480,032
OZLM Funding, Ltd.
1.445%, 07/22/25 (144A) (c)	9,625,000	9,475,062
1.777%, 10/30/23 (144A) (c)	8,930,000	8,895,012
PFS Financing Corp.
0.807%, 10/15/19 (144A) (c)	9,335,000	9,292,796
1.307%, 02/15/18 (144A) (c)	4,230,000	4,227,331
PFS Tax Lien Trust
1.440%, 04/15/16 (144A)	3,220,430	3,221,177
Progress Residential Trust
2.740%, 06/12/32 (144A)	1,130,000	1,117,415
Race Point CLO, Ltd
1.583%, 02/20/25 (144A) (c)	1,635,000	1,618,444
RMAT LLC
3.967%, 05/26/20 (144A)	1,704,154	1,709,552
Silvermore CLO, Ltd.
1.771%, 05/15/26 (144A) (c)	6,520,000	6,420,746
Sound Point CLO, Ltd.
1.662%, 01/21/26 (144A) (c)	2,185,000	2,157,130
SpringCastle America Funding LLC
2.700%, 05/25/23 (144A)	10,031,422	10,045,145
4.610%, 10/25/27 (144A)	7,845,000	8,004,434
Springleaf Funding Trust
3.620%, 11/15/24 (144A)	2,062,000	2,069,588
Sunset Mortgage Loan Co. LLC
3.721%, 11/16/44 (144A)	1,919,326	1,917,695
SWAY Residential Trust
1.507%, 01/17/32 (144A) (c)	6,082,613	6,012,274
Symphony CLO XII, Ltd.
1.589%, 10/15/25 (144A) (c)	8,810,000	8,686,396
Symphony CLO XV, Ltd.
2.489%, 10/17/26 (144A) (c)	6,170,000	6,169,963
TICP CLO III, Ltd.
2.637%, 01/20/27 (144A) (c)	340,000	335,975
Tricon American Homes Trust
1.457%, 05/17/32 (144A) (c)	770,000	758,759
U.S. Residential Opportunity Fund Trust
3.721%, 01/27/35 (144A)	5,806,387	5,797,515
3.721%, 02/27/35 (144A)	1,537,868	1,535,546
Venture XIX CLO, Ltd.
1.889%, 01/15/27 (144A) (c)	1,715,000	1,714,335
2.739%, 01/15/27 (144A) (c)	715,000	714,176
Voya CLO, Ltd.
1.445%, 04/25/25 (144A) (c)	1,780,000	1,753,368
1.737%, 01/18/26 (144A) (c)	3,140,000	3,109,297
2.239%, 10/15/22 (144A) (c)	1,670,000	1,669,289
Voya, Ltd.
1.679%, 10/15/23 (144A) (c)	1,180,000	1,173,681
Ziggurat CLO I, Ltd.
1.869%, 10/17/26 (144A) (c)	12,105,000	12,026,790

		278,042,419

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—3.1%
Navient Private Education Loan Trust
1.407%, 12/15/28 (144A) (c)	1,885,000	$1,896,334
1.907%, 11/15/30 (144A) (c)	1,733,000	1,718,313
1.957%, 10/17/44 (144A) (c)	4,595,000	4,391,791
2.740%, 02/15/29 (144A)	1,800,000	1,816,258
Scholar Funding Trust
0.844%, 01/30/45 (144A) (c)	9,868,091	9,685,127
1.194%, 10/28/43 (144A) (c)	1,315,833	1,309,332
SLC Private Student Loan Trust
0.459%, 07/15/36 (c)	5,883,012	5,832,588
3.707%, 07/15/42 (144A) (c)	2,654,442	2,740,095
SLM Private Credit Student Loan Trust
0.507%, 03/15/23 (c)	840,496	831,170
0.517%, 03/15/23 (c)	6,196,114	6,145,027
0.527%, 12/15/23 (c)	9,611,126	9,498,897
0.537%, 06/15/21 (c)	2,781,575	2,767,108
0.667%, 03/15/24 (c)	4,800,000	4,414,949
0.887%, 12/16/30 (c)	3,820,130	3,703,754
SLM Private Education Loan Trust
1.057%, 02/15/22 (144A) (c)	2,240,818	2,240,430
1.607%, 10/15/31 (144A) (c)	3,740,000	3,763,401
1.850%, 06/17/30 (144A)	25,300,000	25,249,324
2.457%, 06/16/42 (144A) (c)	3,271,000	3,444,075
2.500%, 03/15/47 (144A)	720,000	705,436
2.707%, 01/15/43 (144A) (c)	5,200,000	5,496,878
3.000%, 05/16/44 (144A)	970,000	964,675
3.310%, 10/15/46 (144A)	500,000	513,847
3.457%, 10/17/44 (144A) (c)	3,420,000	3,628,175
3.740%, 02/15/29 (144A)	1,685,000	1,768,815
4.540%, 10/17/44 (144A)	5,040,000	5,401,040
SMB Private Education Loan Trust
1.407%, 07/15/27 (144A) (c)	930,000	924,812
1.957%, 05/17/32 (144A) (c)	3,490,000	3,475,424
3.500%, 12/17/40 (144A)	2,090,000	1,940,555
SoFi Professional Loan Program LLC
1.244%, 04/25/35 (144A) (c)	1,551,431	1,529,655
2.420%, 03/25/30 (144A)	1,963,643	1,961,570
2.510%, 09/27/32 (144A)	2,964,551	2,965,197

		122,724,052

Total Asset-Backed Securities (Cost $440,544,885)		444,668,892

Mortgage-Backed Securities—7.9%

Collateralized Mortgage Obligations—2.7%
Adjustable Rate Mortgage Trust
3.077%, 03/25/36 (c)	1,887,400	1,393,496
Banc of America Alternative Loan Trust
5.500%, 10/25/35	2,361,034	2,153,480
Bear Stearns Asset-Backed Securities I Trust
5.750%, 12/25/35	3,710,529	3,245,811
5.750%, 02/25/36	4,301,300	3,475,193
Countrywide Alternative Loan Trust
0.334%, 04/25/47 (c)	1,259,705	1,055,258

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
0.334%, 05/25/47 (c)	5,123,554	4,298,954
0.384%, 10/25/46 (c)	2,182,345	1,910,682
0.404%, 07/25/46 (c)	2,621,884	2,279,710
0.406%, 03/20/47 (c)	3,037,702	2,348,314
0.416%, 07/20/46 (c)	5,043,728	3,769,082
0.494%, 01/25/36 (c)	1,024,553	837,306
1.929%, 11/25/46 (c)	5,117,974	4,313,751
5.500%, 04/25/37	1,453,389	1,198,905
6.000%, 02/25/36	1,873,297	1,587,232
6.000%, 05/25/37	4,751,630	3,661,616
6.500%, 09/25/37	11,150,425	8,759,830
Countrywide Home Loan Mortgage Pass-Through Trust
0.394%, 04/25/46 (c)	1,107,242	895,788
1.159%, 04/25/46 (c)	5,650,736	3,035,445
Credit Suisse Mortgage Capital Certificates
0.371%, 03/27/36 (144A) (c)	3,121,249	2,101,251
2.439%, 03/27/37 (144A) (c)	1,263,708	1,242,314
2.782%, 08/27/46 (144A) (c)	3,740,218	3,660,723
Deutsche ALT-A Securities Mortgage Loan Trust
0.344%, 12/25/36 (c)	4,747,454	3,971,478
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.694%, 01/27/37 (144A) (c)	753,542	1,357,727
Fannie Mae Connecticut Avenue Securities
4.594%, 01/25/24 (c)	2,721,000	2,746,678
5.444%, 10/25/23 (c)	7,415,000	7,826,592
GSR Mortgage Loan Trust
6.000%, 07/25/37	1,538,005	1,400,597
JPMorgan Alternative Loan Trust
0.404%, 03/25/37 (c)	2,015,132	1,351,037
3.117%, 05/25/37	544,493	447,015
JPMorgan Mortgage Trust
6.500%, 08/25/36	574,431	481,830
Litigation Fee Residual Funding 2015-1 LLC
3.500%, 10/01/27	4,250,000	4,239,375
LSTAR Securities Investment Trust
2.193%, 03/01/20 (144A) (c)	2,664,049	2,644,158
2.199%, 01/01/20 (144A) (c)	1,793,996	1,782,179
3.299%, 09/01/21 (144A) (c)	8,720,742	8,756,968
MASTR Resecuritization Trust
0.626%, 08/25/37 (144A) (c)	2,015,060	1,426,981
Merrill Lynch Mortgage Investors Trust
2.686%, 05/25/36 (c)	3,073,553	2,488,539
Morgan Stanley Resecuritization Trust
0.364%, 11/26/33 (144A) (c)	1,993,762	1,783,582
Structured Adjustable Rate Mortgage Loan Trust
2.694%, 04/25/47 (c)	2,193,226	1,720,735
Structured Asset Mortgage Investments II Trust
0.424%, 02/25/36 (c)	3,057,866	2,406,397
Wells Fargo Mortgage-Backed Securities Trust
2.717%, 07/25/36 (c)	964,956	954,657

		105,010,666

MSF-32

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—5.2%
BAMLL Commercial Mortgage Securities Trust
3.716%, 04/14/33 (144A) (c)	2,010,000	$1,784,556
Banc of America Commercial Mortgage Trust
5.421%, 10/10/45	200,000	203,683
5.482%, 01/15/49 (c)	630,000	652,984
5.733%, 06/10/49 (c)	1,600,000	1,648,269
5.734%, 06/10/49 (c)	6,396,358	6,752,328
5.772%, 02/10/51 (c)	2,590,000	2,738,008
Barclays Commercial Mortgage Trust
3.375%, 03/12/36 (144A)	1,670,000	1,709,618
Bayview Commercial Asset Trust
2.944%, 07/25/38 (144A) (c)	1,423,346	1,416,162
BB-UBS Trust
0.730%, 11/05/36 (144A) (c) (d)	85,480,000	4,339,307
Bear Stearns Commercial Mortgage Securities Trust
5.317%, 02/11/44	5,473,876	5,696,466
5.895%, 06/11/40 (c)	1,281,000	1,358,326
BHMS Mortgage Trust
1.704%, 07/05/33 (144A) (c)	2,695,000	2,690,179
BXHTL Mortgage Trust
4.097%, 05/15/29 (144A) (c)	410,000	392,101
Carefree Portfolio Trust
3.457%, 11/15/19 (144A) (c)	2,215,000	2,225,907
CD Mortgage Trust
6.325%, 11/15/44 (c)	661,500	712,004
CDGJ Commercial Mortgage Trust
1.607%, 12/15/27 (144A) (c)	4,070,000	4,043,639
Citigroup Commercial Mortgage Trust
0.957%, 06/15/33 (144A) (c)	5,275,000	5,236,097
3.635%, 05/10/35 (144A) (c)	680,000	621,558
COBALT CMBS Commercial Mortgage Trust
5.959%, 05/15/46 (c)	4,494,000	4,773,617
Commercial Mortgage Pass-Through Certificates
0.168%, 02/10/35 (144A) (c) (d)	60,958,000	503,513
1.648%, 03/10/46 (c) (d)	38,443,039	2,172,032
1.893%, 01/10/46 (c) (d)	81,801,359	5,961,192
3.367%, 02/10/28 (144A)	3,665,000	3,739,891
3.400%, 10/05/30 (144A)	4,845,000	4,907,428
3.704%, 06/11/27 (144A) (c)	1,445,000	1,432,309
3.732%, 08/10/49 (144A) (c)	766,000	800,431
4.207%, 10/15/31 (144A) (c)	2,845,000	2,615,872
5.543%, 12/11/49 (144A) (c)	2,690,000	2,797,210
Core Industrial Trust
3.077%, 02/10/34 (144A)	1,990,000	2,020,423
Credit Suisse Commercial Mortgage Trust
5.448%, 01/15/49 (c)	5,729	5,739
Credit Suisse First Boston Mortgage Securities Corp.
4.771%, 07/15/37	35,479	35,466
DBRR Trust
1.636%, 12/18/49 (144A) (c)	2,595,910	2,595,910
5.901%, 06/17/49 (144A) (c)	3,160,000	3,286,555
Del Coronado Trust
5.207%, 03/15/18 (144A) (c)	2,555,000	2,542,225

Commercial Mortgage-Backed Securities—(Continued)
Extended Stay America Trust
2.675%, 12/05/31 (144A)	3,210,000	3,208,523
2.958%, 12/05/31 (144A)	4,640,000	4,672,744
GAHR Commericial Mortgage Trust
3.495%, 12/15/19 (144A) (c)	5,307,000	4,837,309
Greenwich Capital Commercial Mortgage Trust
5.867%, 12/10/49 (c)	520,000	549,210
GS Mortgage Securities Corp. II
1.777%, 02/10/46 (c) (d)	101,749,614	8,998,024
3.550%, 12/10/27 (144A) (c)	7,062,358	6,817,732
GS Mortgage Securities Trust
5.598%, 04/10/38 (c)	820,000	823,668
Hilton USA Trust
0.100%, 11/05/30 (144A) (c) (d)	64,000,000	10,176
4.602%, 11/05/30 (144A) (c)	6,747,000	6,812,365
JPMBB Commercial Mortgage Securities Trust
1.349%, 10/15/48 (c) (d)	5,105,972	370,704
JPMorgan Chase Commercial Mortgage Securities Corp.
2.022%, 12/15/47 (c) (d)	9,591,972	788,940
JPMorgan Chase Commercial Mortgage Securities Trust
0.725%, 04/15/46 (c) (d)	4,900,000	185,146
1.457%, 01/15/32 (144A) (c)	330,000	328,420
1.607%, 11/15/31 (144A) (c)	3,355,000	3,340,483
1.706%, 02/12/51 (c)	1,270,672	1,251,864
3.429%, 06/10/27 (144A)	1,140,000	1,184,491
3.507%, 01/15/32 (144A) (c)	880,000	872,396
3.958%, 04/15/46 (c)	2,230,000	2,205,697
5.431%, 06/12/47 (c)	11,142,582	11,574,970
5.464%, 01/15/49 (c)	140,000	143,908
6.279%, 02/12/51 (c)	240,000	245,096
LB-UBS Commercial Mortgage Trust
5.484%, 02/15/40	190,000	195,361
Merrill Lynch Mortgage Trust
5.137%, 07/12/38 (c)	45,431	45,420
5.597%, 11/12/37 (c)	2,765,157	2,764,029
6.032%, 06/12/50 (c)	2,959,383	3,077,021
Morgan Stanley Bank of America Merrill Lynch Trust
1.367%, 11/15/46 (c) (d)	33,210,884	2,204,671
Morgan Stanley Capital I Trust
0.376%, 02/12/44 (c)	720,000	705,889
5.389%, 11/12/41 (c)	450,000	458,648
5.406%, 03/15/44	3,090,000	3,208,270
5.902%, 04/12/49 (c)	2,375,000	2,489,081
Morgan Stanley Re-REMIC Trust
Zero Coupon, 03/23/51 (144A) (m)	1,189,265	1,150,614
1.000%, 03/27/51 (144A)	1,230,446	1,222,079
2.000%, 07/27/49 (144A)	2,303,666	2,288,692
5.988%, 08/15/45 (144A) (c)	1,560,000	1,642,306
RBSCF Trust
6.150%, 02/16/51 (144A) (c)	8,688,929	8,895,995
SCG Trust
1.607%, 11/15/26 (144A) (c)	5,285,000	5,256,487
2.157%, 11/15/26 (144A) (c)	3,290,000	3,263,170

MSF-33

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
STRIPs, Ltd.
0.500%, 12/25/44 (144A)	2,370,000	$2,354,358
1.500%, 12/25/44 (144A)	2,722,517	2,695,870
UBS-Barclays Commercial Mortgage Trust
3.406%, 02/15/28 (144A) (c)	1,380,000	1,364,825
VFC LLC
2.750%, 07/20/30 (144A)	1,562,657	1,561,926
Wachovia Bank Commercial Mortgage Trust
0.607%, 09/15/21 (144A) (c)	1,741,599	1,701,519
5.339%, 11/15/48	945,000	979,487
5.632%, 10/15/48 (c)	341,000	346,038
6.150%, 02/15/51 (c)	1,074,398	1,105,691
Wells Fargo Commercial Mortgage Trust
1.147%, 02/15/48 (c) (d)	8,890,803	622,561
Wells Fargo Resecuritization Trust
1.750%, 08/20/21 (144A)	1,159,672	1,159,672
WF-RBS Commercial Mortgage Trust
1.132%, 11/15/47 (c) (d)	25,806,656	1,662,078
1.379%, 05/15/47 (c) (d)	12,137,266	826,754
1.607%, 03/15/47 (c) (d)	27,332,423	2,064,035
1.613%, 03/15/48 (144A) (c) (d)	64,194,790	4,630,755

		205,576,173

Total Mortgage-Backed Securities (Cost $325,104,588)		310,586,839

Foreign Government—2.5%

Sovereign—2.5%
Brazilian Government International Bond
4.250%, 01/07/25 (i)	7,906,000	6,917,750
Colombia Government International Bond
4.000%, 02/26/24	5,175,000	5,014,575
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/26 (EUR) (g)	16,209,144	19,101,934
Hellenic Republic Government Bonds
3.000%, 02/24/23 (EUR) (n)	28,639	22,716
3.000%, 02/24/24 (EUR) (n)	28,639	22,365
3.000%, 02/24/25 (EUR) (n)	28,639	21,990
3.000%, 02/24/26 (EUR) (n)	28,639	21,633
3.000%, 02/24/27 (EUR) (n)	28,639	21,269
3.000%, 02/24/28 (EUR) (n)	28,639	20,972
3.000%, 02/24/29 (EUR) (n)	28,639	20,595
3.000%, 02/24/30 (EUR) (n)	28,639	20,164
3.000%, 02/24/31 (EUR) (n)	28,639	19,931
3.000%, 02/24/32 (EUR) (n)	28,639	19,574
3.000%, 02/24/33 (EUR) (n)	28,639	19,279
3.000%, 02/24/34 (EUR) (n)	28,639	19,021
3.000%, 02/24/35 (EUR) (n)	28,639	18,759
3.000%, 02/24/36 (EUR) (n)	28,639	18,554
3.000%, 02/24/37 (EUR) (n)	28,639	18,443
3.000%, 02/24/38 (EUR) (n)	28,639	18,282
3.000%, 02/24/39 (EUR) (n)	28,639	18,215
3.000%, 02/24/40 (EUR) (n)	28,639	18,192
3.000%, 02/24/41 (EUR) (n)	28,639	18,254
3.000%, 02/24/42 (EUR) (n)	28,639	18,297

Sovereign—(Continued)
Indonesia Government International Bonds
5.375%, 10/17/23 (144A)	2,630,000	2,718,684
5.875%, 01/15/24 (144A) (i)	3,417,000	3,617,605
6.625%, 02/17/37 (144A)	1,100,000	1,156,766
6.625%, 02/17/37	340,000	357,546
Indonesia Treasury Bond
8.375%, 03/15/34 (IDR)	7,115,000,000	421,125
Mexican Bonos
4.750%, 06/14/18 (MXN)	162,400,000	9,642,160
5.000%, 12/11/19 (MXN)	19,000,000	1,116,746
8.000%, 12/07/23 (MXN)	81,000,000	5,399,519
Mexico Government International Bonds
4.000%, 10/02/23	16,050,000	16,346,925
6.050%, 01/11/40	562,000	615,390
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/25 (144A)	2,221,000	2,046,207
Peruvian Government International Bond
7.350%, 07/21/25	2,900,000	3,617,750
Russian Foreign Bond - Eurobond
5.625%, 04/04/42	1,600,000	1,496,320
Slovenia Government Bond
4.625%, 09/09/24 (EUR)	1,705,000	2,357,643
Slovenia Government International Bonds
4.125%, 02/18/19 (144A)	2,015,000	2,125,825
5.250%, 02/18/24 (144A)	1,493,000	1,642,300
5.500%, 10/26/22 (144A) (i)	2,338,000	2,625,583
Turkey Government International Bond
5.750%, 03/22/24 (i)	10,500,000	10,883,250

Total Foreign Government (Cost $104,143,072)		99,618,108

Municipals—1.7%
Arizona Health Facilities Authority
5.000%, 01/01/44	415,000	456,703
Atlanta GA Water & Wastewater Revenue
5.000%, 11/01/43	370,000	418,662
Bay Area Toll Authority
5.000%, 10/01/54	65,000	71,100
Bay Area Toll Bridge Authority Build America Bonds
7.043%, 04/01/50	460,000	633,544
Board of Governors of Colorado State University System
5.000%, 03/01/45	445,000	497,332
Central Texas Turnpike System
5.000%, 08/15/37	845,000	921,955
Charleston SC Waterworks & Sewer System Revenue
5.000%, 01/01/45	645,000	739,976
Chicago Board of Education
5.000%, 12/01/42	750,000	623,895
Colorado Health Facilities Authority
5.250%, 01/01/45	375,000	406,391
County of Miami-Dade FL Aviation Revenue
5.000%, 10/01/38	1,850,000	2,020,218

MSF-34

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Fremont Union High School District
5.000%, 08/01/40	520,000	$594,433
Hillsborough County Aviation Authority
5.000%, 10/01/44	695,000	770,282
Los Angeles Community College District
6.600%, 08/01/42	1,150,000	1,550,027
Los Angeles Department of Water & Power
5.000%, 07/01/44	150,000	169,337
Los Angeles, Unified School District, Build America Bonds
6.758%, 07/01/34	640,000	844,685
Maryland Health & Higher Educational Facilities Authority
5.000%, 07/01/39	520,000	566,405
Massachusetts Development Finance Agency
5.000%, 07/01/44	3,095,000	3,298,682
Massachusetts Educational Financing Authority
5.000%, 01/01/22	1,000,000	1,136,190
Metropolitan Transportation Authority Build America Bonds
5.250%, 11/15/55	2,885,000	3,231,402
6.668%, 11/15/39	170,000	220,612
6.814%, 11/15/40	1,005,000	1,327,344
Municipal Electric Authority of Georgia, Build America Bonds
6.637%, 04/01/57	1,000,000	1,172,150
New Jersey State Turnpike Authority
7.414%, 01/01/40	1,451,000	2,017,877
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/36	560,000	639,985
New York City Water & Sewer System
5.375%, 06/15/43	2,360,000	2,761,200
5.500%, 06/15/43	2,825,000	3,328,754
5.882%, 06/15/44	1,150,000	1,469,700
New York State Dormitory Authority Build America Bonds
5.389%, 03/15/40	1,075,000	1,295,203
New York State Thruway Authority
5.000%, 01/01/31	730,000	840,018
New York State Urban Development Corp.
5.000%, 03/15/44	965,000	1,080,501
North Carolina Department of Transportation
5.000%, 06/30/54	1,000,000	1,043,010
North Carolina State Medical Care Commission
5.000%, 06/01/40	340,000	372,990
5.000%, 06/01/45	885,000	962,659
North Dakota Public Finance Authority
5.000%, 06/01/45	715,000	798,476
Orange County Sanitation District
5.000%, 02/01/34	500,000	587,150
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/38	1,000,000	1,053,460
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,910,000	2,083,409
Sacramento County CA, Airport System Revenue
5.250%, 07/01/39	725,000	781,028
Sales Tax Asset Receivable Corp.
5.000%, 10/15/24	750,000	937,103
San Antonio Service Board, Build America Bonds
5.808%, 02/01/41	470,000	591,072
San Jose CA, Airport Revenue
5.000%, 03/01/37	860,000	896,541
South Carolina State Public Service Authority
5.000%, 12/01/46	1,325,000	1,443,707
State of California General Obligation Unlimited, Build America Bonds
7.550%, 04/01/39	780,000	1,123,512
7.600%, 11/01/40	4,580,000	6,702,784
State of Illinois, Build America Bonds
5.100%, 06/01/33	5,120,000	4,796,416
State of Minnesota General Obligation Unlimited
5.000%, 08/01/32	695,000	832,082
5.000%, 08/01/35	350,000	414,719
Tulare CA Sewer Revenue
5.000%, 11/15/45	375,000	417,469
University of California CA, Revenue
4.858%, 05/15/2112	980,000	930,461
Utah Transit Authority Series A
5.000%, 06/15/27	3,500,000	4,289,600
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/39	965,000	1,050,634

Total Municipals (Cost $66,265,931)		67,212,845

Preferred Stocks—0.4%

Banks—0.4%
Citigroup Capital XIII, 7.875% (c)	292,339	7,510,189
GMAC Capital Trust I, 8.125% (c)	250,000	6,382,500

		13,892,689

Diversified Financial Services—0.0%
RBS Capital Funding Trust V Series E, 5.900%	4,782	116,537
RBS Capital Funding Trust VII, Series G, 6.080%	4,878	119,267

		235,804

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. Series Z, 8.375% (c) (i)	70,000	343,000

MSF-35

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Notional Amount*	Value

Thrifts & Mortgage Finance—(Continued)
Federal National Mortgage Association Series S, 8.250% (c)	70,000	$339,500

		682,500

Total Preferred Stocks (Cost $15,035,822)		14,810,993

Purchased Options—0.1%

Currency Options—0.1%
EUR Put/USD Call, Strike Price USD 1.01, Expires 11/02/15 (Counterparty - BNP Paribas S.A.) (EUR)	2,451,000	17,802
EUR Put/USD Call, Strike Price USD 1.11, Expires 10/12/15 (Counterparty - Deutsche Bank AG) (EUR)	3,056,000	15,367
USD Call/BRL Put, Strike Price BRL 3.55, Expires 10/08/15 (Counterparty - Morgan Stanley & Co.)	1,701,000	192,011
USD Call/BRL Put, Strike Price BRL 3.75, Expires 10/08/15 (Counterparty - Goldman Sachs & Co.)	1,701,000	100,359
USD Call/BRL Put, Strike Price BRL 4.00, Expires 12/11/15 (Counterparty - Morgan Stanley & Co.)	1,216,000	63,475
USD Call/CNH Put, Strike Price CNH 6.54, Expires 12/15/15 (Counterparty - BNP Paribas S.A.)	1,690,000	12,055
USD Call/CNH Put, Strike Price CNH 6.55, Expires 02/29/16 (Counterparty - Bank of America N.A.)	42,140,000	560,462
USD Call/CNY Put, Strike Price CNY 6.05, Expires 11/13/15 (Counterparty - Standard Chartered Bank)	1,690,000	5,817
USD Call/JPY Put, Strike Price JPY 121.50, Expires 10/09/15 (Counterparty - HSBC Bank plc)	2,856,000	6,854
USD Call/KRW Put, Strike Price KRW 1180.00, Expires 10/3015 (Counterparty - Deutsche Bank AG)	1,960,000	31,985
USD Call/KRW Put, Strike Price KRW 1195.00, Expires 11/02/15 (Counterparty - JPMorgan Chase Bank N.A.)	2,480,000	26,784
USD Call/SAR Put, Strike Price JPY 3.778, Expires 08/16/16 (Counterparty - Citibank N.A.)	20,450,000	174,970
USD Call/SAR Put, Strike Price SAR 3.778, Expires 08/16/16 (Counterparty - BNP Paribas S.A.) (SAR)	20,475,000	175,184
USD Put/MXN Call, Strike Price MXN 17.00, Expires 10/26/15 (Counterparty - Goldman Sachs & Co.)	2,085,000	32,324

Currency Options—(Continued)
USD Put/MYR Call, Strike Price MYR 4.125, Expires 11/18/15 (Counterparty - JPMorgan Chase Bank N.A.)	1,690,000	5,408
USD Put/ZAR Call, Strike Price ZAR 13.25, Expires 11/06/15 (Counterparty - HSBC Bank plc)	1,667,000	7,502
USD Put/ZAR Call, Strike Price ZAR 13.50, Expires 11/27/15 (Counterparty - Deutsche Bank AG)	1,826,000	22,642

		1,451,001

Interest Rate Swaptions—0.0%
Call - OTC - 2 Year Interest Rate Swap, Exercise Rate 1.92%, Expires 11/09/15 (Counterparty - Deutsche Bank AG) (KRW)	6,513,071,110	45,272
Put - OTC - 30 Year Interest Rate Swap, Exercise Rate 3.05%, Expires 11/27/15 (Counterparty - Barclays Bank plc)	30,550,000	72,825

		118,097

Total Purchased Options (Cost $1,971,213)		1,569,098

Short-Term Investments—1.6%

Mutual Fund—1.6%
State Street Navigator Securities Lending MET Portfolio (o)	60,578,645	60,578,645

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $651,005 on 10/01/15, collateralized by $655,000 U.S. Treasury Notes with rates ranging from 1.625% - 2.000%, maturity dates ranging from 07/31/20 - 10/31/20, with a value of $668,125.	651,005	651,005

Total Short-Term Investments (Cost $61,229,650)		61,229,650

Total Investments—111.8% (Cost $4,417,094,191) (p)		4,390,909,936
Other assets and liabilities (net)—(11.8)%		(461,890,766)

Net Assets—100.0%		$3,929,019,170

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no

MSF-36

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2015, the market value of securities pledged was $300,886.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Interest only security.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $9,383,823.
(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2015, the value of securities pledged amounted to $139,892,717.
(g)	Principal amount of security is adjusted for inflation.
(h)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2015, the value of securities pledged amounted to $468,394.
(i)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $124,112,072 and the collateral received consisted of cash in the amount of $60,578,645 and non-cash collateral with a value of $67,405,570. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(j)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(k)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(l)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $8, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(m)	Principal only security.
(n)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(o)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(p)	As of September 30, 2015, the aggregate cost of investments was $4,417,094,191. The aggregate unrealized appreciation and depreciation of investments were $40,180,247 and $(66,364,502), respectively, resulting in net unrealized depreciation of $(26,184,255).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $655,847,597, which is 16.7% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(REMIC)—	Real Estate Mortgage Investment Conduit
(SAR)—	Saudi Arabian Riyal
(ZAR)—	South African Rand

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd.	02/10/04	$780,443	$780,443	$8

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank AG	0.200%	09/30/15	10/01/15	USD	2,992,500	$2,992,500
Deutsche Bank AG	0.300%	09/30/15	10/01/15	USD	8,010,000	8,010,000
Bank of America N.A.	0.200%	09/30/15	10/01/15	USD	128,725,000	128,725,000

Total						$139,727,500

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

MSF-37

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.000%	TBA	$(13,646,000)	$(14,196,637)	$(14,209,962)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(49,780,000)	(52,413,673)	(52,580,125)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(14,200,000)	(14,861,187)	(14,861,189)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(19,000,000)	(19,247,148)	(19,247,148)
Fannie Mae 30 Yr. Pool	3.500%	TBA	(220,038,000)	(228,027,414)	(229,534,004)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(10,700,000)	(11,584,422)	(11,588,936)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(35,660,000)	(38,600,094)	(38,655,996)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(13,400,000)	(14,767,219)	(14,764,340)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(53,200,000)	(58,586,500)	(58,583,382)
Freddie Mac 15 Yr. Gold Pool	3.000%	TBA	(4,124,000)	(4,270,917)	(4,290,248)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(17,780,000)	(17,799,100)	(17,962,389)
Freddie Mac 30 Yr. Gold Pool	3.500%	TBA	(36,353,000)	(37,595,119)	(37,824,162)
Freddie Mac 30 Yr. Gold Pool	4.500%	TBA	(7,006,000)	(7,577,291)	(7,581,806)
Ginnie Mae I 30 Yr. Pool	3.500%	TBA	(17,200,000)	(17,874,563)	(17,998,453)
Ginnie Mae I 30 Yr. Pool	4.000%	TBA	(5,038,000)	(5,356,024)	(5,370,050)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	(3,360,109)	(3,359,141)
Ginnie Mae II 30 Yr. Pool	3.500%	TBA	(10,481,000)	(10,916,617)	(10,981,711)
Ginnie Mae II 30 Yr. Pool	5.000%	TBA	(1,200,000)	(1,303,547)	(1,299,187)

Totals				$(558,337,581)	$(560,692,229)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	1,037,308	BNP Paribas S.A.	10/02/15	$261,096	$553
BRL	4,487,130	BNP Paribas S.A.	10/02/15	1,183,393	(51,565)
BRL	9,220,938	BNP Paribas S.A.	10/02/15	2,375,000	(49,122)
BRL	2,849,868	Deutsche Bank AG	10/02/15	717,327	1,520
BRL	1,510,857	Goldman Sachs & Co.	10/02/15	394,222	(13,126)
BRL	1,644,720	Goldman Sachs & Co.	10/02/15	413,985	877
BRL	1,704,013	Goldman Sachs & Co.	10/02/15	428,909	909
BRL	2,477,475	Goldman Sachs & Co.	10/02/15	623,594	1,321
BRL	2,616,080	Goldman Sachs & Co.	10/02/15	658,481	1,395
BRL	2,846,712	Goldman Sachs & Co.	10/02/15	716,533	1,518
BRL	3,218,570	Goldman Sachs & Co.	10/02/15	822,480	(10,632)
BRL	3,622,325	Goldman Sachs & Co.	10/02/15	911,758	1,932
BRL	3,891,871	Goldman Sachs & Co.	10/02/15	1,025,607	(43,927)
BRL	4,523,191	Goldman Sachs & Co.	10/02/15	1,138,511	2,412
BRL	4,600,540	Goldman Sachs & Co.	10/02/15	1,190,000	(29,566)
BRL	6,884,466	Goldman Sachs & Co.	10/02/15	1,783,000	(46,472)
BRL	21,671,969	Goldman Sachs & Co.	10/02/15	5,454,949	11,558
BRL	5,274,890	JPMorgan Chase Bank N.A.	10/02/15	1,379,778	(49,247)
BRL	2,167,777	Morgan Stanley & Co.	10/02/15	545,641	1,156
BRL	2,946,967	Morgan Stanley & Co.	10/02/15	741,767	1,572
BRL	4,349,865	Morgan Stanley & Co.	10/02/15	1,094,884	2,320
BRL	6,270,968	Morgan Stanley & Co.	10/02/15	1,625,867	(44,086)
BRL	1,670,457	Royal Bank of Scotland plc	10/02/15	411,240	10,114
BRL	2,475,168	Royal Bank of Scotland plc	10/02/15	623,013	1,320
BRL	3,010,160	Royal Bank of Scotland plc	10/02/15	788,000	(28,721)
BRL	3,011,342	Royal Bank of Scotland plc	10/02/15	788,000	(28,423)
BRL	1,503,078	UBS AG	10/02/15	378,333	802
BRL	2,258,737	UBS AG	10/02/15	568,536	1,205
BRL	3,456,883	UBS AG	10/02/15	822,480	49,479
BRL	6,095,968	UBS AG	10/02/15	1,576,000	(38,361)
CLP	538,938,760	Credit Suisse International	10/13/15	782,000	(8,468)

MSF-38

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CLP	403,958,138	BNP Paribas S.A.	10/21/15	$591,750	$(12,387)
CLP	1,092,646,896	BNP Paribas S.A.	10/26/15	1,572,000	(5,638)
CNY	55,216,500	Bank of America N.A.	03/02/16	8,430,000	169,713
COP	1,768,626,600	Credit Suisse International	10/01/15	566,515	6,263
COP	1,833,062,363	Credit Suisse International	10/01/15	591,333	2,312
COP	3,690,025,430	Credit Suisse International	10/01/15	1,181,966	13,066
COP	3,666,858,010	Goldman Sachs & Co.	10/01/15	1,182,667	4,862
COP	1,228,830,890	Credit Suisse International	10/13/15	391,000	6,475
COP	593,970,000	Royal Bank of Scotland plc	10/13/15	195,000	(2,876)
COP	1,372,168,000	Deutsche Bank AG	10/19/15	458,000	(14,457)
EUR	955,000	Goldman Sachs & Co.	10/01/15	1,062,686	4,431
EUR	130,000	Citibank N.A.	10/20/15	142,504	2,796
EUR	1,755,000	Commonwealth Bank of Australia	10/20/15	1,915,733	45,826
EUR	141,000	Goldman Sachs & Co.	10/20/15	158,440	(845)
EUR	316,000	Goldman Sachs & Co.	10/20/15	357,603	(4,411)
EUR	1,146,000	UBS AG	10/22/15	1,280,575	346
GBP	400,000	State Street Bank and Trust	10/20/15	615,660	(10,614)
GBP	6,640,000	UBS AG	12/16/15	10,103,139	(61,603)
GBP	6,640,000	UBS AG	12/16/15	10,103,138	(61,603)
IDR	16,605,540,000	BNP Paribas S.A.	10/21/15	1,146,000	(20,773)
IDR	8,537,700,000	BNP Paribas S.A.	10/29/15	573,000	3,774
JPY	136,631,362	Credit Suisse International	10/29/15	1,143,000	(3,708)
MXN	16,697,417	Deutsche Bank AG	10/02/15	986,000	1,726
MXN	20,279,106	Deutsche Bank AG	10/02/15	1,182,800	16,799
MXN	101,105,687	Deutsche Bank AG	10/02/15	5,915,000	65,851
MXN	16,671,584	JPMorgan Chase Bank N.A.	10/02/15	986,000	198
MXN	16,567,857	UBS AG	10/02/15	986,000	(5,938)
MXN	29,646,244	Morgan Stanley & Co.	10/14/15	1,771,000	(19,011)
MXN	62,947,630	Morgan Stanley & Co.	10/14/15	3,742,100	(22,116)
MXN	20,314,476	Bank of America N.A.	10/15/15	1,183,000	17,416
MXN	9,669,374	Goldman Sachs & Co.	10/15/15	570,000	1,379
MXN	10,016,242	Goldman Sachs & Co.	10/15/15	591,500	376
MXN	13,356,192	Goldman Sachs & Co.	10/15/15	789,000	239
MXN	2,914,216	JPMorgan Chase Bank N.A.	10/15/15	171,000	1,206
MXN	20,067,975	UBS AG	10/15/15	1,185,000	850
MXN	57,255,402	Citibank N.A.	11/30/15	3,356,500	14,375
MXN	57,257,751	Citibank N.A.	11/30/15	3,356,500	14,513
MXN	114,527,721	Deutsche Bank AG	11/30/15	6,713,667	29,079
MXN	114,487,658	Goldman Sachs & Co.	11/30/15	6,713,333	27,054
MXN	309,424,860	Deutsche Bank AG	12/16/15	18,680,000	(484,583)
MXN	339,781,940	Morgan Stanley & Co.	12/16/15	20,140,000	(159,466)
MYR	2,500,872	JPMorgan Chase Bank N.A.	10/08/15	586,000	(17,320)
MYR	2,921,023	JPMorgan Chase Bank N.A.	10/15/15	676,000	(12,101)
MYR	1,270,500	Standard Chartered Bank	11/20/15	308,000	(19,897)
RUB	30,754,000	Citibank N.A.	12/09/15	455,615	5,212
RUB	76,794,750	HSBC Bank plc	12/09/15	1,122,730	27,985
RUB	75,858,000	Morgan Stanley & Co.	12/09/15	1,082,294	54,384
TRY	3,523,739	Credit Suisse International	10/19/15	1,154,000	4,187
TRY	3,502,900	Deutsche Bank AG	10/19/15	1,150,000	1,337
TRY	2,926,176	JPMorgan Chase Bank N.A.	10/19/15	960,000	1,779
TRY	25,760,000	Deutsche Bank AG	10/28/15	10,651,230	(2,208,091)
TRY	26,173,000	Deutsche Bank AG	12/02/15	9,762,402	(1,274,792)
TRY	24,480,000	Deutsche Bank AG	02/02/16	9,339,590	(1,545,085)
TRY	32,750,000	Deutsche Bank AG	02/02/16	12,508,116	(2,080,418)
ZAR	7,790,432	BNP Paribas S.A.	10/06/15	562,200	(439)
ZAR	15,464,338	Citibank N.A.	10/06/15	1,125,000	(9,880)
ZAR	2,579,932	Credit Suisse International	10/06/15	186,800	(763)

MSF-39

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
ZAR	5,411,892	Citibank N.A.	10/14/15	$387,000	$2,714
ZAR	16,091,209	Morgan Stanley & Co.	10/14/15	1,157,000	1,738
ZAR	13,158,626	BNP Paribas S.A.	10/28/15	967,000	(21,714)
ZAR	15,547,500	BNP Paribas S.A.	10/28/15	1,125,000	(8,103)
ZAR	7,882,502	Credit Suisse International	10/28/15	568,600	(2,339)

Contracts to Deliver
AUD	1,977,000	UBS AG	10/20/15	1,477,926	91,639
AUD	27,330,000	Bank of America N.A.	12/16/15	19,057,756	(49,169)
BRL	9,220,938	BNP Paribas S.A.	10/02/15	2,320,959	(4,918)
BRL	4,487,130	BNP Paribas S.A.	10/02/15	1,129,434	(2,393)
BRL	1,037,308	BNP Paribas S.A.	10/02/15	281,000	19,351
BRL	2,849,868	Deutsche Bank AG	10/02/15	789,000	70,153
BRL	21,671,969	Goldman Sachs & Co.	10/02/15	5,915,000	448,493
BRL	6,884,466	Goldman Sachs & Co.	10/02/15	1,732,857	(3,672)
BRL	4,600,540	Goldman Sachs & Co.	10/02/15	1,157,980	(2,454)
BRL	4,523,191	Goldman Sachs & Co.	10/02/15	1,182,750	41,827
BRL	3,891,871	Goldman Sachs & Co.	10/02/15	979,605	(2,076)
BRL	3,622,325	Goldman Sachs & Co.	10/02/15	985,667	71,976
BRL	3,218,570	Goldman Sachs & Co.	10/02/15	810,131	(1,717)
BRL	2,846,712	Goldman Sachs & Co.	10/02/15	789,000	70,949
BRL	2,616,080	Goldman Sachs & Co.	10/02/15	617,000	(42,876)
BRL	2,477,475	Goldman Sachs & Co.	10/02/15	630,000	5,085
BRL	1,704,013	Goldman Sachs & Co.	10/02/15	411,200	(18,618)
BRL	1,644,720	Goldman Sachs & Co.	10/02/15	420,000	5,138
BRL	1,510,857	Goldman Sachs & Co.	10/02/15	380,291	(806)
BRL	5,274,890	JPMorgan Chase Bank N.A.	10/02/15	1,327,718	(2,813)
BRL	6,270,968	Morgan Stanley & Co.	10/02/15	1,578,436	(3,344)
BRL	4,349,865	Morgan Stanley & Co.	10/02/15	1,182,800	85,596
BRL	2,946,967	Morgan Stanley & Co.	10/02/15	782,000	38,661
BRL	2,167,777	Morgan Stanley & Co.	10/02/15	591,400	44,603
BRL	3,011,342	Royal Bank of Scotland plc	10/02/15	757,971	(1,606)
BRL	3,010,160	Royal Bank of Scotland plc	10/02/15	757,673	(1,605)
BRL	2,475,168	Royal Bank of Scotland plc	10/02/15	608,000	(16,333)
BRL	1,670,457	Royal Bank of Scotland plc	10/02/15	420,463	(891)
BRL	6,095,968	UBS AG	10/02/15	1,534,387	(3,251)
BRL	3,456,883	UBS AG	10/02/15	870,116	(1,844)
BRL	2,258,737	UBS AG	10/02/15	586,000	16,259
BRL	1,503,078	UBS AG	10/02/15	394,250	15,116
BRL	2,057,076	Royal Bank of Scotland plc	11/04/15	504,000	(9,187)
CLP	529,888,674	BNP Paribas S.A.	10/13/15	782,000	21,458
CLP	400,224,195	BNP Paribas S.A.	10/21/15	591,750	17,742
CLP	559,101,450	BNP Paribas S.A.	10/26/15	786,000	(15,499)
CLP	553,139,640	Credit Suisse International	10/26/15	786,000	(6,952)
CNH	55,216,500	Standard Chartered Bank	03/02/16	8,430,000	(114,808)
COP	3,690,025,430	Credit Suisse International	10/01/15	1,183,000	(12,032)
COP	1,833,062,363	Credit Suisse International	10/01/15	587,155	(6,491)
COP	1,768,626,600	Credit Suisse International	10/01/15	591,000	18,222
COP	3,666,858,010	Goldman Sachs & Co.	10/01/15	1,174,545	(12,984)
COP	1,171,101,477	Credit Suisse International	10/13/15	390,667	11,864
COP	597,063,670	Credit Suisse International	10/13/15	195,333	2,208
COP	1,400,573,160	Credit Suisse International	10/19/15	458,000	5,275
EUR	434,817	Goldman Sachs & Co.	10/02/15	487,068	1,204
EUR	21,352,800	UBS AG	10/20/15	23,566,658	(299,312)
EUR	1,146,000	Goldman Sachs & Co.	10/22/15	1,301,799	20,878
EUR	2,053,435	Goldman Sachs & Co.	11/16/15	2,314,237	18,135

MSF-40

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	434,817	Goldman Sachs & Co.	12/02/15	$486,909	$580
GBP	2,670,000	HSBC Bank plc	10/20/15	4,154,053	115,368
GBP	13,280,000	Goldman Sachs & Co.	12/16/15	20,596,350	513,279
IDR	8,454,615,000	Morgan Stanley & Co.	10/21/15	573,000	97
IDR	20,088,819,899	Standard Chartered Bank	11/13/15	1,369,848	23,277
JPY	138,246,993	Royal Bank of Scotland plc	10/29/15	1,143,000	(9,764)
KRW	463,507,389	JPMorgan Chase Bank N.A.	10/23/15	392,480	1,734
KRW	1,173,276,000	Standard Chartered Bank	10/26/15	981,000	(7,986)
MXN	23,258,520	Bank of America N.A.	10/02/15	1,380,000	4,155
MXN	15,563,464	Goldman Sachs & Co.	10/02/15	946,800	26,152
MXN	26,513,550	JPMorgan Chase Bank N.A.	10/02/15	1,575,000	6,606
MXN	19,814,540	JPMorgan Chase Bank N.A.	10/02/15	1,183,000	10,882
MXN	19,912,029	Morgan Stanley & Co.	10/02/15	1,185,000	7,115
MXN	16,617,962	Morgan Stanley & Co.	10/02/15	986,000	2,974
MXN	27,119,274	UBS AG	10/02/15	1,615,000	10,774
MXN	19,436,963	UBS AG	10/02/15	1,185,000	35,217
MXN	19,368,114	Goldman Sachs & Co.	10/13/15	1,150,949	6,268
MXN	16,370,420	Goldman Sachs & Co.	10/14/15	986,000	18,566
MXN	13,304,498	Goldman Sachs & Co.	10/14/15	778,100	(8,149)
MXN	13,265,829	Goldman Sachs & Co.	10/14/15	787,000	3,036
MXN	19,944,327	UBS AG	10/14/15	1,183,000	4,360
MXN	16,595,093	UBS AG	10/14/15	990,000	9,288
MXN	13,045,799	UBS AG	10/14/15	789,000	18,039
MXN	19,569,143	Barclays Bank plc	10/15/15	1,143,000	(13,373)
MXN	10,211,065	Deutsche Bank AG	10/15/15	591,500	(11,889)
MXN	12,988,351	Goldman Sachs & Co.	10/15/15	762,000	(5,503)
MXN	10,209,058	JPMorgan Chase Bank N.A.	10/15/15	591,500	(11,770)
MXN	19,559,131	UBS AG	10/15/15	1,183,000	27,219
MXN	76,697,707	BNP Paribas S.A.	10/20/15	4,523,413	(6,926)
MXN	25,040,000	BNP Paribas S.A.	10/20/15	1,571,581	92,532
MXN	95,776,587	Goldman Sachs & Co.	10/20/15	5,682,890	25,611
MXN	19,841,045	Goldman Sachs & Co.	10/20/15	1,233,261	61,301
MXN	16,296,546	Goldman Sachs & Co.	10/20/15	1,013,230	50,635
MXN	12,222,409	Goldman Sachs & Co.	10/20/15	759,377	37,431
MXN	339,399,280	Morgan Stanley & Co.	11/30/15	20,140,000	158,086
MXN	451,665,928	JPMorgan Chase Bank N.A.	12/16/15	26,740,000	180,241
MXN	200,469,545	Morgan Stanley & Co.	12/16/15	12,080,000	291,591
MYR	2,511,010	Deutsche Bank AG	10/08/15	586,000	15,015
MYR	2,711,183	BNP Paribas S.A.	10/26/15	633,750	18,006
MYR	885,032	BNP Paribas S.A.	10/26/15	211,250	10,248
MYR	3,971,734	Deutsche Bank AG	10/26/15	919,000	16,969
MYR	1,270,500	JPMorgan Chase Bank N.A.	11/20/15	308,000	19,897
RUB	9,430,678	Deutsche Bank AG	12/09/15	136,865	(4,447)
RUB	178,649,016	JPMorgan Chase Bank N.A.	12/09/15	2,546,817	(130,112)
TRY	2,898,864	BNP Paribas S.A.	10/19/15	960,000	7,198
TRY	2,373,642	BNP Paribas S.A.	10/19/15	768,000	(12,172)
TRY	1,763,539	BNP Paribas S.A.	10/19/15	576,000	(3,642)
TRY	2,933,896	Deutsche Bank AG	10/19/15	960,000	(4,316)
TRY	25,760,000	BNP Paribas S.A.	10/28/15	9,435,897	992,758
TRY	26,173,000	Deutsche Bank AG	12/02/15	9,354,181	866,572
TRY	49,397,676	Deutsche Bank AG	02/02/16	17,409,486	1,681,118
TRY	7,832,324	Deutsche Bank AG	02/02/16	2,760,874	267,039
ZAR	12,909,330	BNP Paribas S.A.	10/06/15	937,000	6,119
ZAR	12,893,365	BNP Paribas S.A.	10/06/15	937,000	7,271
ZAR	10,824,945	BNP Paribas S.A.	10/14/15	772,000	(7,511)
ZAR	10,874,855	Citibank N.A.	10/14/15	772,000	(11,105)
ZAR	10,288,740	BNP Paribas S.A.	10/28/15	748,000	8,880

MSF-41

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
ZAR	3,030,733	BNP Paribas S.A.	10/28/15	$219,000	$1,279
ZAR	10,440,549	Credit Suisse International	10/28/15	749,600	(425)
ZAR	13,000,768	JPMorgan Chase Bank N.A.	10/28/15	944,000	10,054

Net Unrealized Depreciation					$(1,964,535)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	09/19/16	780	USD	193,246,061	$213,439
U.S. Treasury Long Bond Futures	12/21/15	483	USD	76,784,720	(787,688)
U.S. Treasury Note 10 Year Futures	12/21/15	524	USD	67,003,806	453,007
U.S. Treasury Note 2 Year Futures	12/31/15	1,539	USD	336,926,660	162,434
U.S. Treasury Note 5 Year Futures	12/31/15	1,380	USD	165,405,670	905,892
U.S. Treasury Ultra Long Bond Futures	12/21/15	859	USD	136,989,422	799,546

Futures Contracts—Short
90 Day EuroDollar Futures	12/14/15	(1,795)	USD	(446,257,021)	(630,666)
90 Day EuroDollar Futures	12/19/16	(697)	USD	(172,327,411)	(275,927)
90 Day EuroDollar Futures	09/18/17	(85)	USD	(20,877,988)	(91,512)
Euro-Bobl Futures	12/08/15	(3)	EUR	(385,017)	(2,283)
Euro-Bund Futures	12/08/15	(153)	EUR	(23,485,910)	(459,430)

Net Unrealized Appreciation					$286,812

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/USD Call	USD	1.050	BNP Paribas S.A.	11/02/15	(3,676,500)	$(9,824)	$(2,465)	$7,359
USD Call/BRL Put	BRL	3.750	Morgan Stanley & Co.	10/08/15	(1,701,000)	(20,444)	(108,624)	(88,180)
USD Call/BRL Put	BRL	3.550	Goldman Sachs & Co.	10/08/15	(1,701,000)	(150,198)	(183,368)	(33,170)
USD Call/BRL Put	BRL	3.600	HSBC Bank plc	11/09/15	(504,000)	(19,933)	(57,002)	(37,069)
USD Call/BRL Put	BRL	4.250	Morgan Stanley & Co.	12/11/15	(1,823,000)	(47,411)	(52,685)	(5,274)
USD Call/CNH Put	CNH	6.880	Bank of America N.A.	02/29/16	(42,140,000)	(318,157)	(269,696)	48,461
USD Call/CNY Put	CNY	6.800	Standard Chartered Bank	11/13/15	(2,535,000)	(14,594)	(2,104)	12,490
USD Call/CNY Put	CNY	6.800	BNP Paribas S.A.	12/15/15	(2,535,000)	(15,413)	(5,777)	9,636
USD Call/KRW Put	KRW	1,210.000	BNP Paribas S.A.	10/30/15	(2,832,000)	(27,980)	(18,414)	9,566
USD Call/KRW Put	KRW	1,235.000	JPMorgan Chase Bank N.A.	11/02/15	(2,480,000)	(18,984)	(7,688)	11,296
USD Call/MYR Put	MYR	4.125	Standard Chartered Bank	11/18/15	(1,690,000)	(47,315)	(108,442)	(61,127)
USD Call/ZAR Put	ZAR	13.250	JPMorgan Chase Bank N.A.	10/26/15	(1,207,700)	(33,224)	(61,713)	(28,489)
USD Call/ZAR Put	ZAR	14.770	HSBC Bank plc	11/06/15	(1,250,000)	(17,586)	(9,750)	7,836
USD Call/ZAR Put	ZAR	14.750	Deutsche Bank AG	11/27/15	(1,461,000)	(24,545)	(24,545)	—
USD Put/KRW Call	KRW	1,145.000	JPMorgan Chase Bank N.A.	11/02/15	(2,480,000)	(14,024)	(5,952)	8,072
USD Put/MXN Call	MXN	16.500	Goldman Sachs & Co.	10/26/15	(3,128,000)	(22,559)	(11,623)	10,936
USD Put/MYR Call	MYR	4.125	Standard Chartered Bank	11/18/15	(1,690,000)	(47,315)	(5,060)	42,255

Totals						$(849,506)	$(934,908)	$(85,402)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Call - 2 Yr. IRS	1.630%	Deutsche Bank AG	3M CDR	Receive	11/09/15	KRW	(6,513,071,110)	$(3,582)	$(15,342)	$(11,760)

MSF-42

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	11.120%	01/04/16	Credit Suisse International	BRL	7,208,000	$(36,127)	$—	$(36,127)
Pay	1-Day CDI	11.255%	01/04/16	Deutsche Bank AG	BRL	6,692,000	(31,339)	—	(31,339)
Pay	1-Day CDI	11.360%	01/04/16	Credit Suisse International	BRL	27,646,823	(118,495)	—	(118,495)
Pay	1-Day CDI	11.720%	01/04/21	JPMorgan Chase Bank N.A.	BRL	1,306,000	(30,315)	—	(30,315)
Pay	1-Day CDI	11.825%	01/04/16	JPMorgan Chase Bank N.A.	BRL	32,000,000	(69,832)	—	(69,832)
Pay	1-Day CDI	11.850%	01/04/16	JPMorgan Chase Bank N.A.	BRL	17,400,000	(55,621)	—	(55,621)
Pay	1-Day CDI	11.910%	01/04/16	JPMorgan Chase Bank N.A.	BRL	13,920,000	(25,579)	—	(25,579)
Pay	1-Day CDI	12.050%	01/04/21	Bank of America N.A.	BRL	2,737,312	(56,985)	—	(56,985)
Pay	1-Day CDI	12.300%	01/04/16	Credit Suisse International	BRL	38,926,293	(98,302)	—	(98,302)
Pay	1-Day CDI	12.410%	01/04/21	Citibank N.A.	BRL	1,000,000	(18,208)	—	(18,208)
Pay	1-Day CDI	13.395%	01/02/17	Citibank N.A.	BRL	15,358,606	(82,472)	—	(82,472)
Pay	1-Day CDI	13.565%	01/02/17	Citibank N.A.	BRL	15,355,791	(75,140)	—	(75,140)
Pay	1-Day CDI	13.570%	01/02/17	Morgan Stanley Capital Services, LLC	BRL	17,008,654	(83,000)	—	(83,000)
Pay	1-Day CDI	13.610%	01/02/17	Bank of America N.A.	BRL	30,276,000	(144,383)	—	(144,383)
Pay	1-Day CDI	13.930%	01/02/17	JPMorgan Chase Bank N.A.	BRL	20,095,432	(78,671)	—	(78,671)
Pay	1-Day CDI	14.150%	01/02/17	Morgan Stanley Capital Services, LLC	BRL	8,987,296	(29,985)	—	(29,985)
Pay	1-Day CDI	14.710%	07/01/16	Deutsche Bank AG	BRL	21,706,000	(20,174)	—	(20,174)
Pay	1-Day CDI	14.920%	07/01/16	Deutsche Bank AG	BRL	27,904,379	(17,963)	—	(17,963)
Pay	1-Day CDI	14.933%	01/02/17	JPMorgan Chase Bank N.A.	BRL	31,602,155	(45,897)	—	(45,897)
Pay	28-Day TIIE	4.410%	08/25/17	Bank of America N.A.	MXN	88,188,202	9,457	—	9,457
Pay	28-Day TIIE	5.550%	01/13/25	Bank of America N.A.	MXN	48,971,509	(158,647)	—	(158,647)
Pay	28-Day TIIE	5.842%	11/14/24	Deutsche Bank AG	MXN	34,442,494	(64,194)	—	(64,194)
Pay	28-Day TIIE	5.850%	11/14/24	Deutsche Bank AG	MXN	14,974,997	(27,407)	—	(27,407)
Pay	28-Day TIIE	6.320%	07/17/25	Morgan Stanley Capital Services, LLC	MXN	40,086,000	(8,465)	—	(8,465)
Pay	28-Day TIIE	6.325%	07/17/25	Citibank N.A.	MXN	19,973,500	(3,991)	—	(3,991)
Pay	28-Day TIIE	6.330%	07/16/25	Bank of America N.A.	MXN	39,947,000	(6,977)	—	(6,977)
Pay	28-Day TIIE	6.330%	08/06/25	Citibank N.A.	MXN	59,593,000	(12,503)	—	(12,503)
Pay	28-Day TIIE	6.345%	07/16/25	Morgan Stanley Capital Services, LLC	MXN	40,086,000	(3,929)	—	(3,929)
Pay	28-Day TIIE	6.435%	08/27/25	Citibank N.A.	MXN	20,527,000	5,236	—	5,236
Pay	28-Day TIIE	6.465%	08/28/25	Morgan Stanley Capital Services, LLC	MXN	20,527,000	8,120	—	8,120
Pay	3M CDR	1.843%	07/24/20	UBS AG	KRW	3,043,070,000	23,098	—	23,098
Pay	3M CDR	1.868%	07/24/20	UBS AG	KRW	4,663,580,000	40,137	—	40,137
Pay	3M CDR	1.912%	08/07/20	Citibank N.A.	KRW	9,255,106,000	95,609	—	95,609
Pay	3M CDR	1.913%	08/07/20	Barclays Bank plc	KRW	3,499,420,000	36,222	—	36,222
Pay	3M CDR	2.254%	07/09/25	UBS AG	KRW	2,882,335,000	83,399	—	83,399
Pay	3M CDR	2.263%	07/09/25	UBS AG	KRW	1,160,175,000	34,217	—	34,217
Pay	3M CDR	2.268%	07/10/25	UBS AG	KRW	1,182,922,087	35,332	—	35,332
Pay	3M CDR	2.275%	07/14/25	UBS AG	KRW	591,461,044	17,974	—	17,974
Pay	3M CDR	2.285%	07/13/25	UBS AG	KRW	591,461,044	18,444	—	18,444
Pay	3M CDR	2.290%	07/15/25	Citibank N.A.	KRW	1,344,552,825	42,405	—	42,405
Pay	3M JIBAR	7.450%	08/29/17	Bank of America N.A.	ZAR	169,075,000	(10,197)	—	(10,197)
Pay	3M JIBAR	7.495%	08/28/17	JPMorgan Chase Bank N.A.	ZAR	112,720,000	(3,485)	—	(3,485)
Pay	3M JIBAR	7.520%	08/25/17	JPMorgan Chase Bank N.A.	ZAR	169,075,000	(1,762)	—	(1,762)
Pay	3M JIBAR	7.585%	09/05/17	Citibank N.A.	ZAR	66,544,000	1,182	—	1,182
Pay	3M JIBAR	7.590%	08/26/17	Morgan Stanley Capital Services, LLC	ZAR	89,632,000	4,378	—	4,378
Pay	6M EURIBOR	2.800%	11/10/41	Bank of America N.A.	EUR	8,300,000	2,676,266	—	2,676,266
Pay	7-Day China Fixing Repo Rates	2.120%	07/09/17	Deutsche Bank AG	CNY	23,523,871	(26,065)	—	(26,065)
Pay	7-Day China Fixing Repo Rates	2.180%	07/09/17	Bank of America N.A.	CNY	23,523,869	(21,715)	—	(21,715)
Pay	7-Day China Fixing Repo Rates	2.240%	05/27/17	JPMorgan Chase Bank N.A.	CNY	46,246,927	(28,620)	—	(28,620)

MSF-43

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	7-Day China Fixing Repo Rates	2.245%	05/22/17	Bank of America N.A.	CNY	46,647,333	$(28,214)	$—	$(28,214)
Pay	7-Day China Fixing Repo Rates	2.250%	07/07/17	Bank of America N.A.	CNY	23,775,000	(16,546)	—	(16,546)
Pay	7-Day China Fixing Repo Rates	2.260%	08/08/17	Deutsche Bank AG	CNY	27,085,733	(18,024)	—	(18,024)
Pay	7-Day China Fixing Repo Rates	2.285%	07/07/17	JPMorgan Chase Bank N.A.	CNY	23,775,000	(13,980)	—	(13,980)
Receive	1-Day CDI	11.410%	01/04/21	Bank of America N.A.	BRL	5,126,000	131,389	—	131,389
Receive	1-Day CDI	11.800%	01/04/16	JPMorgan Chase Bank N.A.	BRL	33,569,015	89,620	—	89,620
Receive	1-Day CDI	12.130%	01/04/16	JPMorgan Chase Bank N.A.	BRL	26,578,000	68,447	—	68,447
Receive	1-Day CDI	12.140%	01/04/16	JPMorgan Chase Bank N.A.	BRL	58,430,000	148,980	—	148,980
Receive	1-Day CDI	12.300%	01/04/16	Bank of America N.A.	BRL	59,593,576	150,494	—	150,494
Receive	28-Day TIIE	4.350%	11/17/17	Bank of America N.A.	MXN	29,359,000	2,271	—	2,271
Receive	28-Day TIIE	4.550%	03/21/18	Barclays Bank plc	MXN	26,793,819	353	—	353
Receive	28-Day TIIE	4.570%	03/21/18	Citibank N.A.	MXN	26,793,819	(407)	—	(407)
Receive	28-Day TIIE	4.690%	03/16/18	Bank of America N.A.	MXN	27,299,362	(5,254)	—	(5,254)
Receive	28-Day TIIE	4.850%	11/01/18	Bank of America N.A.	MXN	22,482,829	(1,744)	—	(1,744)
Receive	28-Day TIIE	5.040%	11/18/19	Bank of America N.A.	MXN	18,760,000	5,560	—	5,560
Receive	28-Day TIIE	6.307%	08/11/25	Deutsche Bank AG	MXN	74,533,884	23,007	—	23,007
Receive	28-Day TIIE	6.310%	08/11/25	Bank of America N.A.	MXN	20,079,000	6,287	—	6,287
Receive	28-Day TIIE	6.310%	08/11/25	Bank of America N.A.	MXN	20,079,000	6,287	—	6,287
Receive	3M KLIBOR	4.335%	09/18/20	Bank of America N.A.	MYR	9,099,000	(1,178)	—	(1,178)
Receive	3M KLIBOR	4.510%	09/23/20	Citibank N.A.	MYR	7,415,000	(14,079)	—	(14,079)
Receive	3M KLIBOR	4.510%	09/23/20	Barclays Bank plc	MYR	10,784,000	(20,476)	—	(20,476)
Receive	3M KLIBOR	4.550%	09/11/20	Citibank N.A.	MYR	9,100,000	(21,125)	—	(21,125)
Receive	3M KLIBOR	4.765%	09/29/20	Citibank N.A.	MYR	9,100,000	(40,956)	—	(40,956)
Receive	3M LIBOR	1.758%	06/25/22	JPMorgan Chase Bank N.A.	USD	18,000,000	(105,221)	—	(105,221)
Receive	6M EURIBOR	2.783%	11/10/41	Deutsche Bank AG	EUR	8,300,000	(2,639,621)	—	(2,639,621)

Totals							$(659,099)	$—	$(659,099)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.890%	09/15/19	USD	103,185,000	$483,649
Pay	3M LIBOR	1.953%	09/05/19	USD	207,780,000	1,271,572
Pay	3M LIBOR	2.131%	08/25/25	USD	1,285,000	15,161
Receive	3M LIBOR	0.648%	11/26/16	USD	14,540,000	(18,133)
Receive	3M LIBOR	1.256%	01/12/17	USD	223,619,000	(1,405,199)
Receive	3M LIBOR	1.779%	07/14/20	USD	7,410,000	(146,751)
Receive	3M LIBOR	2.240%	09/10/25	USD	1,000,000	(21,604)
Receive	3M LIBOR	2.258%	08/20/25	USD	2,891,999	(68,399)
Receive	3M LIBOR	2.260%	08/20/25	USD	723,001	(17,233)
Receive	3M LIBOR	2.272%	09/11/25	USD	955,000	(23,450)
Receive	3M LIBOR	2.383%	07/10/25	USD	72,000,000	(2,543,213)
Receive	3M LIBOR	2.669%	09/15/27	USD	23,215,000	(443,049)
Receive	3M LIBOR	2.712%	09/05/27	USD	46,535,000	(1,087,662)

Net Unrealized Depreciation						$(4,004,311)

MSF-44

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abengoa S.A., 8.500%, due 03/31/16	(5.000%)	09/20/20	Citibank N.A.	40.248%	EUR	2,000	$1,428	$1,202	$226
Abengoa S.A., 8.500%, due 03/31/16	(5.000%)	09/20/20	Citibank N.A.	40.248%	EUR	3,000	2,142	1,803	339
Australia & New Zealand Banking Group, Ltd. 3.750%, due 03/10/17	(1.000%)	12/20/20	JPMorgan Chase Bank N.A.	1.005%	USD	2,499,083	670	(10,003)	10,673
Australia & New Zealand Banking Group, Ltd., 3.750%, due 03/10/17	(1.000%)	12/20/20	BNP Paribas S.A.	1.005%	USD	13,953,187	3,740	(41,747)	45,487
Australia & New Zealand Banking Group, Ltd., 3.750%, due 03/10/17	(1.000%)	12/20/20	Deutsche Bank AG	1.005%	USD	8,520,000	2,284	(42,392)	44,676
Australia & New Zealand Banking Group, Ltd., 3.750%, due 03/10/17	(1.000%)	12/20/20	JPMorgan Chase Bank N.A.	1.005%	USD	2,267,730	608	(17,509)	18,117
Genworth Holdings, Inc. 6.515%, due 05/22/18	(1.000%)	12/20/16	Deutsche Bank AG	2.347%	USD	7,300,000	119,314	295,377	(176,063)
Genworth Holdings, Inc. 6.515%, due 05/22/18	(1.000%)	12/20/16	JPMorgan Chase Bank N.A.	2.347%	USD	2,715,000	44,375	47,708	(3,333)
HSBC Bank plc, 3.750%, due 11/20/16	(1.000%)	12/20/20	Citibank N.A.	0.937%	EUR	5,000,000	(17,893)	(17,198)	(695)
HSBC Bank plc, 3.750%, due 11/20/16	(1.000%)	12/20/20	Citibank N.A.	0.937%	EUR	8,750,000	(31,312)	(35,083)	3,771
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	06/20/20	JPMorgan Chase Bank N.A.	1.680%	USD	3,824,276	116,391	33,406	82,985
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	09/20/20	Bank of America N.A.	1.730%	USD	3,824,276	130,770	50,241	80,529
Penerbangan Malaysia Berhad, 5.625%, due 03/15/16	(1.000%)	12/20/20	BNP Paribas S.A.	2.289%	USD	580,000	35,757	34,564	1,193
Penerbangan Malaysia Berhad, 5.625%, due 03/15/16	(1.000%)	12/20/20	BNP Paribas S.A.	2.289%	USD	384,495	23,704	25,792	(2,088)
Penerbangan Malaysia Berhad, 5.625%, due 03/15/16	(1.000%)	12/20/20	Barclays Bank plc	2.289%	USD	380,621	23,465	25,201	(1,736)
Standard Chartered Bank, 0.697%, due 09/02/17	(1.000%)	12/20/20	BNP Paribas S.A.	1.506%	EUR	2,990,000	84,090	82,801	1,289
Standard Chartered Bank, 0.697%, due 09/02/17	(1.000%)	12/20/20	Morgan Stanley Capital Services, LLC	1.506%	EUR	1,560,000	43,873	44,046	(173)

Totals							$583,406	$478,209	$105,197

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Apache Corp. 7.000%, due 2/01/18	1.000%	03/20/20	JPMorgan Chase Bank N.A.	1.644%	USD	1,960,000	$(53,687)	$(86,989)	$33,302
Barrick Gold Corp. 5.800%, due 11/15/34	1.000%	12/20/19	Deutsche Bank AG	2.397%	USD	1,932,500	(107,201)	(78,957)	(28,244)
Barrick Gold Corp. 5.800%, due 11/15/34	1.000%	06/20/21	Credit Suisse International	3.356%	USD	3,645,000	(434,673)	(310,266)	(124,407)
Glencore International AG, 6.500%, due 02/27/19	1.000%	09/20/20	Citibank N.A.	6.621%	EUR	10,000	$(2,403)	(984)	(1,419)

MSF-45

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Glencore International AG, 6.500%, due 02/27/19	1.000%	09/20/20	Citibank N.A.	6.621%	EUR	10,000	$(2,403)	$(984)	$(1,419)
Glencore International AG, 6.500%, due 02/27/19	1.000%	09/20/20	Credit Suisse International	6.621%	EUR	10,000	(2,403)	(1,026)	(1,377)
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	06/20/20	Bank of America N.A.	0.930%	USD	6,520,000	20,637	39,826	(19,189)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/20	Bank of America N.A.	1.680%	USD	3,824,276	(116,391)	(38,756)	(77,635)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/20	JPMorgan Chase Bank N.A.	1.730%	USD	3,824,276	(130,770)	(43,741)	(87,029)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	BNP Paribas S.A.	1.774%	USD	2,078,800	(78,701)	(39,743)	(38,958)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	BNP Paribas S.A.	1.774%	USD	3,961,000	(149,959)	(92,669)	(57,290)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	BNP Paribas S.A.	1.774%	USD	3,961,000	(149,959)	(66,500)	(83,459)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	Barclays Bank plc	1.774%	USD	950,000	(35,966)	(26,366)	(9,600)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	Barclays Bank plc	1.774%	USD	1,198,000	(45,355)	(33,249)	(12,106)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	JPMorgan Chase Bank N.A.	1.774%	USD	1,980,000	(74,961)	(39,971)	(34,990)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	JPMorgan Chase Bank N.A.	1.774%	USD	1,980,000	(74,961)	(38,042)	(36,919)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	JPMorgan Chase Bank N.A.	1.774%	USD	1,981,000	(74,999)	(39,991)	(35,008)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	9.659%	USD	875,000	(243,647)	(73,375)	(170,272)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	9.659%	USD	1,175,000	(327,183)	(93,454)	(233,729)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	9.659%	USD	1,180,000	(328,575)	(96,360)	(232,215)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	JPMorgan Chase Bank N.A.	9.659%	USD	1,180,000	(328,575)	(104,719)	(223,856)

Totals							$(2,742,135)	$(1,266,316)	$(1,475,819)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
CDX.NA.HY.25	(5.000%)	12/20/20	Morgan Stanley Capital Services, LLC	5.003%	USD	45,100,000	$5,154	$150,333	$(145,179)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V7	0.500%	01/17/47	Credit Suisse International	0.000%	USD	5,000,000	$(207,662)	$(156,398)	$(51,264)
CMBX.NA.AM.V4	0.500%	02/17/51	Deutsche Bank AG	0.000%	USD	2,370,000	(44,438)	(359,977)	315,539

Totals							$(252,100)	$(516,375)	$264,275

MSF-46

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)—(Continued)

Securities in the amount of $300,886 have been received at the custodian bank as collateral for swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDI)—	Brazil Interbank Deposit Rate
(CDR)—	Korean Certificate of DepositRate
(CMBX)—	Commercial Mortgage-Backed Index
(CDS)—	Credit Default Swap
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(EURIBOR)—	EURO InterBank Offered Rate
(IRS)—	Interest Rate Swap
(JIBAR)—	Johannesburg Interbank Agreed Rate
(KLIBOR)—	Kuala Lumpur Interbank Offered Rate
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

MSF-47

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,263,949,291	$—	$2,263,949,291
Total Corporate Bonds & Notes*	—	1,127,264,220	—	1,127,264,220
Total Asset-Backed Securities*	—	444,668,892	—	444,668,892
Total Mortgage-Backed Securities*	—	310,586,839	—	310,586,839
Total Foreign Government*	—	99,618,108	—	99,618,108
Total Municipals	—	67,212,845	—	67,212,845
Total Preferred Stocks*	14,810,993	—	—	14,810,993
Total Purchased Options*	—	1,569,098	—	1,569,098
Short-Term Investments
Mutual Fund	60,578,645	—	—	60,578,645
Repurchase Agreement	—	651,005	—	651,005
Total Short-Term Investments	60,578,645	651,005	—	61,229,650
Total Investments	$75,389,638	$4,315,520,298	$—	$4,390,909,936

Claim Receivable (Asset)	$—	$36,984	$—	$36,984
Collateral for Securities Loaned (Liability)	$—	$(60,578,645)	$—	$(60,578,645)
Total Reverse Repurchase Agreements (Liability)	$—	$(139,727,500)	$—	$(139,727,500)
TBA Forward Sales Commitments	$—	$(560,692,229)	$—	$(560,692,229)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,454,893	$—	$7,454,893
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,419,428)	—	(9,419,428)
Total Forward Contracts	$—	$(1,964,535)	$—	$(1,964,535)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,534,318	$—	$—	$2,534,318
Futures Contracts (Unrealized Depreciation)	(2,247,506)	—	—	(2,247,506)
Total Futures Contracts	$286,812	$—	$—	$286,812
Written Options
Foreign Currency Written Options at Value	$—	$(934,908)	$—	$(934,908)
Interest Rate Swaptions at Value	—	(15,342)	—	(15,342)
Total Written Options	$—	$(950,250)	$—	$(950,250)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,770,382	$—	$1,770,382
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,774,693)	—	(5,774,693)
Total Centrally Cleared Swap Contracts	$—	$(4,004,311)	$—	$(4,004,311)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,422,573	$—	$4,422,573
OTC Swap Contracts at Value (Liabilities)	—	(7,487,347)	—	(7,487,347)
Total OTC Swap Contracts	$—	$(3,064,774)	$—	$(3,064,774)

*	See Schedule of Investments for additional detailed categorizations.

MSF-48

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Transfers Out	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2015
Asset-Backed Securities
Asset-Backed - Other	$2,415,198	$—	$(2,415,198)	$—	$—

Asset-Backed Securities in the amount of $2,415,198 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MSF-49

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—95.0% of Net Assets

Security Description	Shares	Value

Airlines—1.1%
Delta Air Lines, Inc.	426,943	$19,156,932

Auto Components—1.2%
Delphi Automotive plc	277,043	21,066,350

Beverages—1.7%
Constellation Brands, Inc. - Class A	241,983	30,298,691

Biotechnology—9.7%
AbbVie, Inc.	679,285	36,959,897
Biogen, Inc. (a)	164,433	47,983,194
Celgene Corp. (a)	179,732	19,441,610
United Therapeutics Corp. (a) (b)	372,536	48,891,625
Vertex Pharmaceuticals, Inc. (a)	168,960	17,595,494

		170,871,820

Chemicals—2.6%
Ecolab, Inc.	158,643	17,406,310
Sherwin-Williams Co. (The)	124,134	27,654,572

		45,060,882

Diversified Financial Services—3.6%
Berkshire Hathaway, Inc. - Class B (a)	277,556	36,193,303
Moody’s Corp.	276,077	27,110,761

		63,304,064

Food & Staples Retailing—3.3%
Costco Wholesale Corp.	202,769	29,314,314
CVS Health Corp.	291,375	28,111,860

		57,426,174

Food Products—0.5%
Mead Johnson Nutrition Co.	121,470	8,551,488

Health Care Providers & Services—4.6%
Humana, Inc.	184,943	33,104,797
UnitedHealth Group, Inc.	407,611	47,286,952

		80,391,749

Hotels, Restaurants & Leisure—1.0%
Starbucks Corp.	295,089	16,772,859

Internet & Catalog Retail—8.8%
Amazon.com, Inc. (a)	121,417	62,152,148
Netflix, Inc. (a)	486,427	50,228,452
TripAdvisor, Inc. (a) (b)	658,065	41,471,256

		153,851,856

Internet Software & Services—16.4%
Alphabet, Inc. - Class A (a)	177,747	113,468,352
Facebook, Inc. - Class A (a)	1,257,534	113,052,307
LinkedIn Corp. - Class A (a)	138,701	26,371,221
Tencent Holdings, Ltd.	2,105,000	35,457,777

		288,349,657

IT Services—8.1%
Alliance Data Systems Corp. (a)	164,638	42,637,949
MasterCard, Inc. - Class A	275,634	24,840,136
Visa, Inc. - Class A (b)	1,058,895	73,762,626

		141,240,711

Life Sciences Tools & Services—0.8%
Illumina, Inc. (a)	81,281	14,290,825

Media—3.5%
Liberty Global plc - Class A (a)	878,657	37,729,532
Walt Disney Co. (The)	226,561	23,154,534

		60,884,066

Multiline Retail—2.1%
Dollar General Corp.	514,783	37,290,881

Oil, Gas & Consumable Fuels—0.9%
Concho Resources, Inc. (a)	150,500	14,794,150

Pharmaceuticals—5.6%
Allergan plc (a)	120,580	32,774,850
Perrigo Co. plc	260,193	40,920,553
Valeant Pharmaceuticals International, Inc. (a)	138,756	24,751,295

		98,446,698

Real Estate Investment Trusts—1.8%
Crown Castle International Corp.	403,542	31,827,358

Road & Rail—2.4%
Union Pacific Corp.	477,090	42,179,527

Software—5.8%
Mobileye NV (a) (b)	462,946	21,054,784
Salesforce.com, Inc. (a)	752,244	52,228,301
Splunk, Inc. (a) (b)	172,161	9,529,111
Workday, Inc. - Class A (a)	281,095	19,356,202

		102,168,398

Specialty Retail—3.4%
Home Depot, Inc. (The)	322,450	37,239,751
Restoration Hardware Holdings, Inc. (a) (b)	243,736	22,743,006

		59,982,757

Technology Hardware, Storage & Peripherals—3.2%
Apple, Inc.	510,496	56,307,709

Textiles, Apparel & Luxury Goods—2.9%
Hanesbrands, Inc.	662,769	19,180,535
NIKE, Inc. - Class B	262,978	32,338,405

		51,518,940

Total Common Stocks (Cost $1,504,856,279)		1,666,034,542

MSF-50

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Preferred Stock—1.6%

Security Description	Shares/ Principal Amount*	Value

Software—1.6%
Palantir Technologies, Inc. - Series I (a) (c) (d) (Cost $15,555,194)	2,537,552	$27,151,806

Short-Term Investments—6.9%

Mutual Fund—2.7%
State Street Navigator Securities Lending MET Portfolio (e)	48,142,781	48,142,781

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $73,762,301 on 10/01/15, collateralized by $73,945,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $75,239,038.	73,762,301	73,762,301

Total Short-Term Investments (Cost $121,905,082)		121,905,082

Total Investments—103.5% (Cost $1,642,316,555) (f)		1,815,091,430
Other assets and liabilities (net)—(3.5)%		(61,144,885)

Net Assets—100.0%		$1,753,946,545

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $75,105,612 and the collateral received consisted of cash in the amount of $48,142,781 and non-cash collateral with a value of $28,641,408. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 1.5% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $27,151,806, which is 1.5% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(f)	As of September 30, 2015, the aggregate cost of investments was $1,642,316,555. The aggregate unrealized appreciation and depreciation of investments were $213,896,988 and $(41,122,113), respectively, resulting in net unrealized appreciation of $172,774,875.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$27,151,806

MSF-51

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$19,156,932	$—	$—	$19,156,932
Auto Components	21,066,350	—	—	21,066,350
Beverages	30,298,691	—	—	30,298,691
Biotechnology	170,871,820	—	—	170,871,820
Chemicals	45,060,882	—	—	45,060,882
Diversified Financial Services	63,304,064	—	—	63,304,064
Food & Staples Retailing	57,426,174	—	—	57,426,174
Food Products	8,551,488	—	—	8,551,488
Health Care Providers & Services	80,391,749	—	—	80,391,749
Hotels, Restaurants & Leisure	16,772,859	—	—	16,772,859
Internet & Catalog Retail	153,851,856	—	—	153,851,856
Internet Software & Services	252,891,880	35,457,777	—	288,349,657
IT Services	141,240,711	—	—	141,240,711
Life Sciences Tools & Services	14,290,825	—	—	14,290,825
Media	60,884,066	—	—	60,884,066
Multiline Retail	37,290,881	—	—	37,290,881
Oil, Gas & Consumable Fuels	14,794,150	—	—	14,794,150
Pharmaceuticals	98,446,698	—	—	98,446,698
Real Estate Investment Trusts	31,827,358	—	—	31,827,358
Road & Rail	42,179,527	—	—	42,179,527
Software	102,168,398	—	—	102,168,398
Specialty Retail	59,982,757	—	—	59,982,757
Technology Hardware, Storage & Peripherals	56,307,709	—	—	56,307,709
Textiles, Apparel & Luxury Goods	51,518,940	—	—	51,518,940
Total Common Stocks	1,630,576,765	35,457,777	—	1,666,034,542
Total Preferred Stock*	—	—	27,151,806	27,151,806
Short-Term Investments
Mutual Fund	48,142,781	—	—	48,142,781
Repurchase Agreement	—	73,762,301	—	73,762,301
Total Short-Term Investments	48,142,781	73,762,301	—	121,905,082
Total Investments	$1,678,719,546	$109,220,078	$27,151,806	$1,815,091,430

Collateral for securities loaned (Liability)	$—	$(48,142,781)	$—	$(48,142,781)

*	See Schedule of Investments for additional detailed categorizations.

MSF-52

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation	Balance as of September 30, 2015	Change in Unrealized Appreciation from Investments still held at September 30, 2015
Preferred Stocks
Software	$20,351,167	$6,800,639	$27,151,806	$6,800,639

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2015	Valuation Technique (s)	Unobservable Input	Range	Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Preferred Stocks
Software	$27,151,806	Comparable Company Analysis	Enterprise Value/Revenue	20.0x - 22.0x	21.0x	Increase

MSF-53

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Honeywell International, Inc.	47,990	$4,544,173
Raytheon Co.	146,035	15,955,784
Spirit AeroSystems Holdings, Inc. - Class A (a)	8,820	426,359

		20,926,316

Airlines—0.3%
American Airlines Group, Inc.	122,800	4,768,324

Auto Components—1.4%
Lear Corp.	189,210	20,582,264

Automobiles—0.4%
General Motors Co.	126,620	3,801,132
Thor Industries, Inc.	45,476	2,355,657

		6,156,789

Banks—14.0%
Citigroup, Inc.	1,430,771	70,980,549
JPMorgan Chase & Co.	1,161,467	70,814,643
KeyCorp	673,680	8,764,577
Regions Financial Corp.	1,324,481	11,933,574
Wells Fargo & Co.	703,070	36,102,644

		198,595,987

Biotechnology—1.6%
Baxalta, Inc.	721,800	22,743,918

Capital Markets—1.5%
Ameriprise Financial, Inc.	49,240	5,373,561
KKR & Co. L.P.	181,081	3,038,539
Morgan Stanley	375,950	11,842,425
State Street Corp.	13,250	890,533

		21,145,058

Chemicals—1.0%
Akzo Nobel NV (ADR)	126,421	2,721,844
Celanese Corp. - Series A	9,810	580,458
LyondellBasell Industries NV - Class A	126,180	10,518,365

		13,820,667

Communications Equipment—10.4%
Cisco Systems, Inc.	2,735,320	71,802,150
Nokia Oyj (ADR)	828,000	5,613,840
QUALCOMM, Inc.	969,940	52,114,876
Telefonaktiebolaget LM Ericsson (ADR)	1,908,710	18,667,184

		148,198,050

Construction & Engineering—0.6%
AECOM (a)	196,240	5,398,562
Jacobs Engineering Group, Inc. (a)	79,500	2,975,685

		8,374,247

Consumer Finance—6.4%
Capital One Financial Corp.	504,450	36,582,714

Consumer Finance—(Continued)
Discover Financial Services	898,720	46,724,453
SLM Corp. (a)	1,024,450	7,580,930

		90,888,097

Containers & Packaging—0.3%
Bemis Co., Inc.	64,820	2,564,927
Crown Holdings, Inc. (a)	36,130	1,652,948
Sonoco Products Co.	18,860	711,776

		4,929,651

Diversified Financial Services—2.3%
Nasdaq, Inc.	619,625	33,044,601

Diversified Telecommunication Services—4.0%
Verizon Communications, Inc.	1,301,480	56,627,395

Electric Utilities—1.7%
American Electric Power Co., Inc.	2,970	168,874
Edison International	2,790	175,966
Exelon Corp.	790,520	23,478,444

		23,823,284

Electronic Equipment, Instruments & Components—0.1%
Avnet, Inc.	20,680	882,622

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	234,220	12,188,809
Halliburton Co.	125,240	4,427,234
Superior Energy Services, Inc.	764,089	9,650,444

		26,266,487

Food & Staples Retailing—1.4%
CVS Health Corp.	32,400	3,125,952
Kroger Co. (The)	444,684	16,039,752

		19,165,704

Food Products—0.2%
Kellogg Co.	9,890	658,180
Tyson Foods, Inc. - Class A	62,320	2,685,992

		3,344,172

Health Care Equipment & Supplies—3.2%
Baxter International, Inc.	403,830	13,265,815
Hologic, Inc. (a)	169,420	6,629,405
Medtronic plc	239,450	16,028,783
Zimmer Biomet Holdings, Inc.	107,190	10,068,357

		45,992,360

Health Care Providers & Services—2.4%
Community Health Systems, Inc. (a)	317,880	13,595,728
Laboratory Corp. of America Holdings (a)	56,288	6,105,559
Quest Diagnostics, Inc. (b)	229,090	14,082,162

		33,783,449

MSF-54

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp.	7,320	$526,308

Household Durables—1.8%
Newell Rubbermaid, Inc.	614,180	24,389,088
Tupperware Brands Corp. (b)	34,780	1,721,262

		26,110,350

Independent Power and Renewable Electricity Producers—2.2%
AES Corp.	2,059,420	20,161,722
Dynegy, Inc. (a) (b)	510,090	10,543,560

		30,705,282

Insurance—5.7%
Genworth Financial, Inc. - Class A (a)	1,584,190	7,318,958
Hartford Financial Services Group, Inc. (The)	491,170	22,485,762
Lincoln National Corp.	399,230	18,947,456
Prudential Financial, Inc.	226,310	17,247,085
XL Group plc	427,940	15,542,781

		81,542,042

IT Services—0.1%
Total System Services, Inc.	25,050	1,138,022
Western Union Co. (The) (b)	7,900	145,044

		1,283,066

Life Sciences Tools & Services—0.0%
Bruker Corp. (a)	26,621	437,383

Media—1.6%
Interpublic Group of Cos., Inc. (The)	148,860	2,847,692
Scripps Networks Interactive, Inc. - Class A (b)	180,430	8,875,352
Viacom, Inc. - Class B	242,070	10,445,320

		22,168,364

Metals & Mining—0.1%
Allegheny Technologies, Inc.	38,840	550,751
Reliance Steel & Aluminum Co.	15,700	847,957

		1,398,708

Multi-Utilities—0.1%
Ameren Corp.	23,270	983,623
PG&E Corp.	3,300	174,240

		1,157,863

Multiline Retail—1.5%
Macy’s, Inc.	414,910	21,293,181

Oil, Gas & Consumable Fuels—11.4%
Apache Corp.	679,550	26,611,178
Gulfport Energy Corp. (a)	617,830	18,337,195
Marathon Oil Corp.	2,300,640	35,429,856
Marathon Petroleum Corp.	327,352	15,166,218
Suncor Energy, Inc.	758,610	20,270,059
Valero Energy Corp.	747,220	44,907,922

Oil, Gas & Consumable Fuels—(Continued)
World Fuel Services Corp.	19,380	$693,804

		161,416,232

Pharmaceuticals—8.2%
Merck & Co., Inc.	651,940	32,199,316
Pfizer, Inc.	2,373,505	74,551,792
Teva Pharmaceutical Industries, Ltd. (ADR)	163,030	9,204,674

		115,955,782

Professional Services—1.7%
ManpowerGroup, Inc.	21,120	1,729,517
Nielsen Holdings plc	492,960	21,921,931

		23,651,448

Real Estate Investment Trusts—1.7%
Brixmor Property Group, Inc.	133,590	3,136,693
Outfront Media, Inc.	503,760	10,478,208
Starwood Property Trust, Inc.	532,170	10,920,129

		24,535,030

Semiconductors & Semiconductor Equipment—0.9%
Teradyne, Inc.	724,048	13,040,104

Specialty Retail—1.8%
Gap, Inc. (The) (b)	365,070	10,404,495
GNC Holdings, Inc. - Class A	365,360	14,767,851

		25,172,346

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	131,310	14,483,493

Wireless Telecommunication Services—1.7%
Telephone & Data Systems, Inc.	745,796	18,615,068
United States Cellular Corp. (a) (b)	158,333	5,609,738
		24,224,806

Total Common Stocks (Cost $1,450,926,973)		1,393,161,230

Convertible Preferred Stocks—0.4%

Food Products—0.3%
Tyson Foods, Inc.
4.750%, 07/15/17	88,627	4,543,020

Machinery—0.1%
Stanley Black & Decker, Inc.
6.250%, 11/17/16 (b)	10,940	1,203,400

Total Convertible Preferred Stocks (Cost $5,540,901)		5,746,420

MSF-55

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—3.3%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—1.7%
State Street Navigator Securities Lending MET Portfolio (c)	23,655,861	$23,655,861

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $22,934,920 on 10/01/15, collateralized by $22,995,000 U.S. Treasury Note at 1.500% due 05/31/19 with a value of $23,397,413.	22,934,920	22,934,920

Total Short-Term Investments (Cost $46,590,781)		46,590,781

Total Investments—101.7% (Cost $1,503,058,655) (d)		1,445,498,431
Other assets and liabilities (net)—(1.7)%		(23,594,813)

Net Assets—100.0%		$1,421,903,618

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $27,520,038 and the collateral received consisted of cash in the amount of $23,655,861 and non-cash collateral with a value of $4,676,876. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,503,058,655. The aggregate unrealized appreciation and depreciation of investments were $131,500,139 and $(189,060,363), respectively, resulting in net unrealized depreciation of $(57,560,224).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,393,161,230	$—	$—	$1,393,161,230
Total Convertible Preferred Stocks*	5,746,420	—	—	5,746,420
Short-Term Investments
Mutual Fund	23,655,861	—	—	23,655,861
Repurchase Agreement	—	22,934,920	—	22,934,920
Total Short-Term Investments	23,655,861	22,934,920	—	46,590,781
Total Investments	$1,422,563,511	$22,934,920	$—	$1,445,498,431

Collateral for securities loaned (Liability)	$—	$(23,655,861)	$—	$(23,655,861)

*	See Schedule of Investments for additional detailed categorizations.

MSF-56

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Financial Company Commercial Paper (a)—30.3% of Net Assets

Security Description	Principal Amount*	Value
Bank of Tokyo Mitsubishi UFJ, Ltd. (NY)
0.152%, 10/01/15	20,000,000	$20,000,000
BNP Paribas Fortis S.A. (NY)
0.051%, 10/01/15	45,000,000	45,000,000
Caisse des Depots et Consignations
0.355%, 01/26/16	8,000,000	7,990,900
Commonwealth Bank of Australia
0.310%, 10/21/15 (144A)	8,000,000	8,000,000
0.317%, 03/31/16	5,000,000	4,999,766
Credit Suisse AG (NY)
0.426%, 01/04/16	10,000,000	9,988,917
Erste Abwicklungsanstalt
0.324%, 11/23/15	14,000,000	13,993,404
0.368%, 02/09/16	10,000,000	10,000,000
HSBC Bank plc
0.289%, 10/23/15 (144A)	8,000,000	8,000,000
0.303%, 10/16/15	8,000,000	8,000,000
0.320%, 11/19/15	8,000,000	8,000,000
0.339%, 02/05/16	7,000,000	7,000,000
La Caisse Dentrale Desjardins du Quebec
0.183%, 11/12/15	25,000,000	24,994,750
Mizuho Corporate Bank, Ltd. (NY)
0.324%, 11/25/15	8,000,000	7,996,089
National Australia Bank, Ltd.
0.293%, 11/05/15	9,000,000	9,000,000
0.369%, 02/26/16	10,000,000	10,000,000
Nederlandse Waterschapsbank NV
0.282%, 10/01/15	12,000,000	12,000,000
0.324%, 12/01/15	3,000,000	2,998,373
Nordea Bank AB
0.259%, 11/04/15	7,000,000	6,998,314
0.304%, 10/09/15	10,000,000	9,999,333
NRW Bank
0.203%, 10/01/15	15,000,000	15,000,000
Skandinaviska Enskilda Banken AB
0.294%, 12/16/15	15,500,000	15,490,511
Societe Generale S.A.
0.010%, 10/01/15	48,000,000	48,000,000
Sumitomo Mitsui Trust Bank, Ltd. (NY)
0.274%, 10/06/15	10,000,000	9,999,625
0.284%, 10/09/15	20,000,000	19,998,756
United Overseas Bank, Ltd.
0.304%, 01/06/16	10,000,000	9,991,917

Total Financial Company Commercial Paper (Cost $353,440,655)		353,440,655

Certificate of Deposit—25.6%

Foreign Banks Yankee Dollar—20.0%
Bank of Montreal (Chicago)
0.253%, 10/20/15	10,000,000	10,000,000
0.304%, 11/04/15	12,700,000	12,700,000
Bank of Nova Scotia (Houston)
0.307%, 11/06/15 (b)	18,000,000	18,000,000
0.365%, 04/08/16 (b)	10,000,000	10,000,000

Foreign Banks Yankee Dollar—(Continued)
Bank of Tokyo Mitsubishi UFJ, Ltd. (NY)
0.294%, 11/04/15	12,000,000	12,000,000
BNP Paribas S.A. (NY)
0.386%, 12/03/15 (b)	10,000,000	10,000,000
Canadian Imperial Bank of Commerce (NY)
0.309%, 01/26/16 (b)	8,000,000	8,000,000
Mizuho Bank, Ltd. (NY)
0.304%, 10/05/15	15,000,000	15,000,000
National Bank of Canada (NY)
0.361%, 12/24/15 (b)	5,000,000	5,000,000
Nordea Bank Finland plc (NY)
0.324%, 12/10/15	10,000,000	10,000,000
Norinchukin Bank (NY)
0.310%, 01/08/16	10,000,000	10,000,000
0.314%, 12/16/15	10,000,000	10,000,000
0.335%, 01/06/16	12,500,000	12,500,000
0.361%, 11/12/15 (b)	8,000,000	8,000,000
0.371%, 10/20/15 (b)	5,000,000	5,000,000
Rabobank Nederland (NY)
0.302%, 11/04/15 (b)	15,000,000	15,000,000
0.310%, 12/21/15 (b)	4,750,000	4,750,000
Royal Bank of Canada (NY)
0.297%, 11/10/15 (b)	4,750,000	4,750,000
0.300%, 10/14/15 (b)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp. (NY)
0.335%, 12/01/15	8,000,000	8,000,000
0.350%, 11/23/15 (b)	10,000,000	10,000,000
Toronto Dominion Bank (NY)
0.299%, 12/28/15	5,000,000	5,000,061
0.308%, 02/25/16 (b)	10,000,000	10,000,000
Westpac Banking Corp. (NY)
0.288%, 10/30/15 (b)	15,000,000	15,000,000

		233,700,061

Domestic Banks—5.6%
Bank of America N.A.
0.375%, 01/04/16	10,000,000	10,000,000
BMO Harris Bank N.A.
0.429%, 03/04/16 (b)	8,000,000	8,000,000
State Street Bank & Trust Co.
0.349%, 10/23/15	10,000,000	10,000,000
Wells Fargo Bank N.A.
0.304%, 11/19/15 (b)	7,000,000	7,000,000
0.304%, 01/14/16 (b)	5,750,000	5,750,000
0.335%, 01/06/16 (b)	9,000,000	9,000,000
0.335%, 04/01/16 (b)	15,000,000	15,000,000

		64,750,000

Total Certificate of Deposit (Cost $298,450,061)		298,450,061

MSF-57

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset Backed Commercial Paper (a)—25.4%

Security Description	Principal Amount*	Value
Bedford Row Funding Corp.
0.341%, 11/20/15	8,000,000	$8,000,000
0.343%, 03/02/16	13,000,000	13,000,000
0.381%, 03/24/16	12,000,000	12,000,000
Chariot Funding LLC
0.304%, 11/04/15	9,000,000	8,997,450
0.314%, 10/20/15	8,000,000	7,998,691
0.345%, 11/30/15	11,750,000	11,743,342
0.507%, 02/25/16	5,000,000	4,989,792
Charta LLC
0.456%, 02/22/16	6,000,000	5,989,200
Ciesco LLC
0.355%, 12/02/15	10,000,000	9,993,972
Collateralized Commercial Paper Co. LLC
0.274%, 10/19/15	6,800,000	6,799,082
0.355%, 10/28/15	10,000,000	9,997,375
0.507%, 03/21/16	15,000,000	14,964,167
Collateralized Commercial Paper II Co. LLC
0.527%, 02/22/16	8,000,000	7,983,360
CRC Funding LLC
0.500%, 03/21/16	1,375,000	1,371,715
0.507%, 02/08/16	8,000,000	7,985,556
Fairway Finance Co. LLC
0.314%, 11/02/15	10,000,000	9,997,244
Jupiter Securitization Co. LLC
0.304%, 10/07/15	10,000,000	9,999,500
0.436%, 01/13/16	9,000,000	8,988,820
0.507%, 02/16/16	15,000,000	14,971,250
Manhattan Asset Funding Co. LLC
0.274%, 10/05/15	6,000,000	5,999,820
0.284%, 10/01/15	12,000,000	12,000,000
Nieuw Amsterdam Receivables Corp.
0.203%, 10/09/15	10,000,000	9,999,556
0.233%, 11/24/15	15,000,000	14,994,825
0.253%, 10/01/15	5,000,000	5,000,000
Old Line Funding LLC
0.274%, 10/20/15	10,000,000	9,998,575
0.304%, 10/07/15	5,000,000	4,999,750
0.379%, 01/06/16	10,000,000	10,000,000
Thunder Bay Funding LLC
0.274%, 10/05/15	15,000,000	14,999,550
0.477%, 01/19/16(144A)	8,000,000	7,988,511
Victory Receivables Corp.
0.203%, 10/05/15	5,000,000	4,999,889
0.233%, 12/03/15	15,000,000	14,993,962
0.304%, 12/16/15	5,000,000	4,996,833

Total Asset Backed Commercial Paper (Cost $296,741,787)		296,741,787

Treasury Repurchase Agreement—9.7%
Security Description	Principal Amount*	Value
Bank of America Corp. Repurchase Agreement dated 09/30/15 at 0.122% to be repurchased at $88,651,296 on 10/01/15 collateralized by $75,548,400 U.S. Treasury Bond at 3.750% due 11/15/43 with a value $90,424,069.	88,651,000	$88,651,000
JPMorgan Securities, Inc. Repurchase Agreement dated 09/30/15 at 0.122% to be repurchased at $25,000,084 on 10/01/15 collateralized by $25,510,000 U.S. Treasury Note at 0.500% due 03/31/17 with a value $25,504,899.	25,000,000	25,000,000

Total Treasury Repurchase Agreement (Cost $113,651,000)		113,651,000

Government Agency Debt (a)—6.9%
Federal Home Loan Bank
0.015%, 10/16/15	20,000,000	19,999,875
0.061%, 11/09/15	15,000,000	14,999,025
0.066%, 11/25/15	25,000,000	24,997,517
0.071%, 12/03/15	10,000,000	9,998,775
0.122%, 01/07/16	10,000,000	9,996,733

Total Government Agency Debt (Cost $79,991,925)		79,991,925

Treasury Debt—1.0%
U.S. Treasury Floating Rate Note
0.069%, 10/31/16 (b)	11,760,000	11,760,010

Total Treasury Debt (Cost $11,760,010)		11,760,010

Other Note—1.0%
Svenska Handelsbanken AB
0.382%, 11/13/15 (144A) (b)	11,100,000	11,100,000

Total Other Note (Cost $11,100,000)		11,100,000

Other Commercial Paper—0.9%
CPPIB Capital, Inc.
0.091%, 10/05/15 (a)	10,000,000	9,999,900

Total Other Commercial Paper (Cost $9,999,900)		9,999,900

Total Investments—100.8% (Cost $1,175,135,338) (c)		1,175,135,338
Other assets and liabilities (net)—(0.8)%		(8,965,573)

Net Assets—100.0%		$1,166,169,765

MSF-58

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	As of September 30, 2015, the aggregate cost of investments was $1,175,135,338.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $35,088,511, which is 3.0% of net assets.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Financial Company Commercial Paper	$—	$353,440,655	$—	$353,440,655
Certificate of Deposit*	—	298,450,061	—	298,450,061
Asset Backed Commercial Paper	—	296,741,787	—	296,741,787
Treasury Repurchase Agreement	—	113,651,000	—	113,651,000
Government Agency Debt	—	79,991,925	—	79,991,925
Treasury Debt	—	11,760,010	—	11,760,010
Other Note	—	11,100,000	—	11,100,000
Other Commercial Paper	—	9,999,900	—	9,999,900
Total Investments	$—	$1,175,135,338	$—	$1,175,135,338

*	See Schedule of Investments for additional detailed categorizations.

MSF-59

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Airlines—2.7%
American Airlines Group, Inc.	495,218	$19,229,315
Spirit Airlines, Inc. (a)	251,210	11,882,233

		31,111,548

Banks—1.7%
Signature Bank (a)	144,462	19,872,193

Beverages—1.9%
Brown-Forman Corp. - Class B (b)	130,557	12,650,973
Monster Beverage Corp. (a)	72,032	9,734,405

		22,385,378

Biotechnology—3.2%
Alkermes plc (a) (b)	114,395	6,711,554
Alnylam Pharmaceuticals, Inc. (a) (b)	47,697	3,832,931
BioMarin Pharmaceutical, Inc. (a)	67,809	7,141,644
Incyte Corp. (a)	145,712	16,076,405
Medivation, Inc. (a)	82,106	3,489,505

		37,252,039

Capital Markets—3.6%
E*TRADE Financial Corp. (a)	626,790	16,503,381
Raymond James Financial, Inc.	363,733	18,052,069
WisdomTree Investments, Inc. (b)	442,724	7,141,138

		41,696,588

Chemicals—3.9%
CF Industries Holdings, Inc.	154,080	6,918,192
Cytec Industries, Inc.	249,535	18,428,160
Sherwin-Williams Co. (The)	89,769	19,998,738

		45,345,090

Commercial Services & Supplies—3.3%
Cintas Corp.	185,135	15,875,326
Copart, Inc. (a)	374,305	12,314,634
KAR Auction Services, Inc.	267,417	9,493,304

		37,683,264

Distributors—1.5%
LKQ Corp. (a)	621,704	17,631,525

Diversified Consumer Services—1.2%
Bright Horizons Family Solutions, Inc. (a)	215,195	13,824,127

Diversified Telecommunication Services—0.7%
Cogent Communications Holdings, Inc. (b)	315,138	8,559,148

Electronic Equipment, Instruments & Components—1.0%
Amphenol Corp. - Class A	232,015	11,823,484

Food & Staples Retailing—1.1%
United Natural Foods, Inc. (a)	259,928	12,609,107

Food Products—1.2%
Hain Celestial Group, Inc. (The) (a) (b)	145,392	7,502,227
Mead Johnson Nutrition Co.	81,036	5,704,935

		13,207,162

Health Care Equipment & Supplies—2.6%
Cooper Cos., Inc. (The)	99,815	14,858,461
DexCom, Inc. (a)	87,809	7,539,281
Hologic, Inc. (a)	206,227	8,069,662

		30,467,404

Health Care Providers & Services—6.1%
HealthSouth Corp.	321,823	12,348,349
Humana, Inc.	64,631	11,568,949
MEDNAX, Inc. (a) (b)	239,505	18,391,589
Molina Healthcare, Inc. (a) (b)	144,010	9,915,088
Universal Health Services, Inc. - Class B	141,356	17,642,642

		69,866,617

Health Care Technology—0.7%
Cerner Corp. (a)	129,231	7,748,691

Hotels, Restaurants & Leisure—1.8%
Chipotle Mexican Grill, Inc. (a)	11,435	8,236,059
Dunkin’ Brands Group, Inc. (b)	138,449	6,784,001
MGM Resorts International (a)	303,253	5,595,018

		20,615,078

Household Durables—1.4%
Harman International Industries, Inc.	166,198	15,953,346

Industrial Conglomerates—1.2%
Roper Technologies, Inc.	88,630	13,888,321

Insurance—2.6%
Allied World Assurance Co. Holdings AG	276,848	10,567,288
Aon plc	224,273	19,872,831

		30,440,119

Internet & Catalog Retail—1.5%
Expedia, Inc.	143,936	16,938,388

Internet Software & Services—1.0%
Akamai Technologies, Inc. (a)	168,438	11,632,328

IT Services—9.5%
Alliance Data Systems Corp. (a)	92,947	24,071,414
Euronet Worldwide, Inc. (a)	279,894	20,737,346
Gartner, Inc. (a)	78,774	6,611,502
Global Payments, Inc.	240,861	27,633,982
Jack Henry & Associates, Inc.	162,972	11,344,481
Vantiv, Inc. - Class A (a)	416,966	18,730,113

		109,128,838

MSF-60

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—1.5%
Brunswick Corp.	348,409	$16,685,307

Life Sciences Tools & Services—2.2%
Illumina, Inc. (a)	44,566	7,835,594
PAREXEL International Corp. (a)	278,167	17,224,101

		25,059,695

Machinery—2.1%
Wabtec Corp.	272,299	23,975,927

Marine—0.4%
Kirby Corp. (a)	81,666	5,059,209

Media—0.7%
IMAX Corp. (a)	249,728	8,438,309

Multiline Retail—3.8%
Dollar General Corp.	376,939	27,305,461
Dollar Tree, Inc. (a)	254,381	16,957,038

		44,262,499

Oil, Gas & Consumable Fuels—1.6%
Carrizo Oil & Gas, Inc. (a)	324,069	9,897,067
Continental Resources, Inc. (a) (b)	194,006	5,620,354
InterOil Corp. (a) (b)	89,932	3,031,608

		18,549,029

Pharmaceuticals—1.1%
Perrigo Co. plc	80,497	12,659,763

Professional Services—2.2%
CEB, Inc.	146,784	10,031,219
Equifax, Inc.	157,751	15,330,242

		25,361,461

Road & Rail—1.4%
J.B. Hunt Transport Services, Inc.	217,986	15,564,200

Semiconductors & Semiconductor Equipment—3.8%
Analog Devices, Inc.	275,900	15,563,519
Lam Research Corp. (b)	162,972	10,646,961
NXP Semiconductor NV (a)	122,509	10,666,858
Qorvo, Inc. (a)	152,481	6,869,269

		43,746,607

Software—10.3%
Activision Blizzard, Inc. (b)	736,231	22,742,175
Cadence Design Systems, Inc. (a) (b)	426,245	8,814,747
CDK Global, Inc.	237,897	11,366,719
Electronic Arts, Inc. (a)	529,314	35,861,023
Fair Isaac Corp.	130,918	11,062,571
Fortinet, Inc. (a)	346,842	14,733,848
Red Hat, Inc. (a)	200,128	14,385,201

		118,966,284

Specialty Retail—7.9%
Advance Auto Parts, Inc.	76,401	14,480,282
DSW, Inc. - Class A	506,382	12,816,528
GNC Holdings, Inc. - Class A	327,008	13,217,663
L Brands, Inc.	118,573	10,686,985
O’Reilly Automotive, Inc. (a)	73,382	18,345,500
Ross Stores, Inc.	450,198	21,821,097

		91,368,055

Textiles, Apparel & Luxury Goods—1.6%
Carter’s, Inc.	115,227	10,444,175
lululemon athletica, Inc. (a) (b)	149,196	7,556,778

		18,000,953

Trading Companies & Distributors—0.9%
HD Supply Holdings, Inc. (a)	374,115	10,707,172

Total Common Stocks (Cost $1,009,990,153)		1,118,084,253

Short-Term Investments—6.8%

Mutual Fund—5.0%
State Street Navigator Securities Lending MET Portfolio (c)	57,643,563	57,643,563

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $21,011,882 on 10/01/15, collateralized by $21,065,000 U.S. Treasury Note at 1.500% due 05/31/19 with a value of $21,433,638.	21,011,882	21,011,882

Total Short-Term Investments (Cost $78,655,445)		78,655,445

Total Investments—103.7% (Cost $1,088,645,598) (d)		1,196,739,698
Other assets and liabilities (net)—(3.7)%		(42,205,913)

Net Assets—100.0%		$1,154,533,785

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $110,740,005 and the collateral received consisted of cash in the amount of $57,643,563 and non-cash collateral with a value of $53,924,834. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-61

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,088,645,598. The aggregate unrealized appreciation and depreciation of investments were $176,849,049 and $(68,754,949), respectively, resulting in net unrealized appreciation of $108,094,100.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,118,084,253	$—	$—	$1,118,084,253
Short-Term Investments
Mutual Fund	57,643,563	—	—	57,643,563
Repurchase Agreement	—	21,011,882	—	21,011,882
Total Short-Term Investments	57,643,563	21,011,882	—	78,655,445
Total Investments	$1,175,727,816	$21,011,882	$—	$1,196,739,698

Collateral for securities loaned (Liability)	$—	$(57,643,563)	$—	$(57,643,563)

*	See Schedule of Investments for additional detailed categorizations.

MSF-62

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Boeing Co. (The)	326,841	$42,799,829

Automobiles—1.4%
Tesla Motors, Inc. (a) (b)	148,048	36,775,123

Banks—0.9%
Citigroup, Inc.	499,213	24,765,957

Beverages—0.7%
Monster Beverage Corp. (a)	135,240	18,276,334

Biotechnology—7.1%
Alexion Pharmaceuticals, Inc. (a)	256,496	40,113,409
Biogen, Inc. (a)	165,172	48,198,841
Celgene Corp. (a)	424,175	45,883,010
Gilead Sciences, Inc.	98,050	9,627,530
Regeneron Pharmaceuticals, Inc. (a)	65,888	30,647,144
Vertex Pharmaceuticals, Inc. (a)	139,511	14,528,676

		188,998,610

Capital Markets—2.0%
Goldman Sachs Group, Inc. (The)	139,571	24,251,857
Morgan Stanley	919,868	28,975,842

		53,227,699

Chemicals—1.3%
Monsanto Co.	247,199	21,095,963
Sherwin-Williams Co. (The)	61,889	13,787,631

		34,883,594

Communications Equipment—0.5%
Palo Alto Networks, Inc. (a)	72,254	12,427,688

Diversified Financial Services—1.1%
McGraw Hill Financial, Inc.	327,279	28,309,633

Energy Equipment & Services—0.4%
Schlumberger, Ltd.	174,600	12,042,162

Food & Staples Retailing—2.9%
Costco Wholesale Corp.	300,478	43,440,104
Kroger Co. (The)	939,880	33,901,472

		77,341,576

Food Products—0.6%
Mondelez International, Inc. - Class A	382,545	16,017,159

Health Care Equipment & Supplies—1.4%
Abbott Laboratories	938,701	37,754,554

Hotels, Restaurants & Leisure—4.9%
Chipotle Mexican Grill, Inc. (a)	44,074	31,744,298
Marriott International, Inc. - Class A (b)	539,289	36,779,510
Starbucks Corp.	1,094,333	62,201,888

		130,725,696

Internet & Catalog Retail—8.9%
Amazon.com, Inc. (a)	214,685	109,895,105
JD.com, Inc. (ADR) (a)	497,625	12,968,107
Netflix, Inc. (a)	635,286	65,599,632
Priceline Group, Inc. (The) (a)	37,982	46,978,417

		235,441,261

Internet Software & Services—13.4%
Alibaba Group Holding, Ltd. (ADR) (a)	287,556	16,957,177
Alphabet, Inc. - Class A (a)	105,783	67,528,694
Alphabet, Inc. - Class C (a)	110,627	67,307,679
Facebook, Inc. - Class A (a)	1,198,481	107,743,442
LinkedIn Corp. - Class A (a)	221,912	42,192,129
Tencent Holdings, Ltd.	2,639,587	44,462,654
Twitter, Inc. (a) (b)	368,236	9,920,278

		356,112,053

IT Services—6.2%
MasterCard, Inc. - Class A	902,162	81,302,839
Visa, Inc. - Class A	1,192,524	83,071,222

		164,374,061

Life Sciences Tools & Services—1.5%
Illumina, Inc. (a)	219,994	38,679,345

Media—3.3%
Time Warner, Inc.	448,996	30,868,475
Walt Disney Co. (The)	557,119	56,937,562

		87,806,037

Multiline Retail—1.2%
Dollar General Corp.	455,749	33,014,458

Oil, Gas & Consumable Fuels—1.7%
Concho Resources, Inc. (a)	224,826	22,100,396
EOG Resources, Inc.	324,630	23,633,064

		45,733,460

Pharmaceuticals—8.1%
Allergan plc (a)	195,371	53,103,792
Bristol-Myers Squibb Co.	806,653	47,753,858
Merck & Co., Inc.	503,814	24,883,373
Novo Nordisk A/S (ADR)	759,326	41,185,842
Shire plc (ADR)	234,196	48,064,045

		214,990,910

Real Estate Investment Trusts—1.1%
American Tower Corp.	334,499	29,429,222

Road & Rail—0.4%
Canadian Pacific Railway, Ltd.	71,815	10,310,480

Semiconductors & Semiconductor Equipment—1.8%
ARM Holdings plc (ADR) (b)	601,265	26,004,711
NXP Semiconductors NV (a)	255,642	22,258,749

		48,263,460

MSF-63

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—8.6%
Adobe Systems, Inc. (a)	632,132	$51,973,893
FireEye, Inc. (a) (b)	395,719	12,591,779
Red Hat, Inc. (a)	562,605	40,440,047
Salesforce.com, Inc. (a)	801,732	55,664,253
Splunk, Inc. (a) (b)	469,091	25,964,187
VMware, Inc. - Class A (a)	200,422	15,791,249
Workday, Inc. - Class A (a)	368,651	25,385,308

		227,810,716

Specialty Retail—5.4%
Industria de Diseno Textil S.A.	1,471,469	49,293,653
O’Reilly Automotive, Inc. (a)	165,831	41,457,750
Tiffany & Co.	217,735	16,813,497
TJX Cos., Inc. (The)	511,615	36,539,543

		144,104,443

Technology Hardware, Storage & Peripherals—6.0%
Apple, Inc.	1,436,775	158,476,282

Textiles, Apparel & Luxury Goods—4.7%
NIKE, Inc. - Class B	675,329	83,045,207
Under Armour, Inc. - Class A (a) (b)	430,047	41,619,949

		124,665,156

Total Common Stocks (Cost $1,942,948,950)		2,633,556,958

Short-Term Investments—4.9%

Mutual Fund—4.7%
State Street Navigator Securities Lending MET Portfolio (c)	124,034,806	124,034,806

Security Description	Principal Amount*	Value

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $5,347,482 on 10/01/15, collateralized by $5,365,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $5,458,888.	5,347,482	5,347,482

Total Short-Term Investments (Cost $129,382,288)		129,382,288

Total Investments—104.0% (Cost $2,072,331,238) (d)		2,762,939,246
Other assets and liabilities (net)—(4.0)%		(107,199,067)

Net Assets—100.0%		$2,655,740,179

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $157,139,311 and the collateral received consisted of cash in the amount of $124,034,806 and non-cash collateral with a value of $32,425,804. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $2,072,331,238. The aggregate unrealized appreciation and depreciation of investments were $770,908,656 and $(80,300,648), respectively, resulting in net unrealized appreciation of $690,608,008.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-64

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$42,799,829	$—	$—	$42,799,829
Automobiles	36,775,123	—	—	36,775,123
Banks	24,765,957	—	—	24,765,957
Beverages	18,276,334	—	—	18,276,334
Biotechnology	188,998,610	—	—	188,998,610
Capital Markets	53,227,699	—	—	53,227,699
Chemicals	34,883,594	—	—	34,883,594
Communications Equipment	12,427,688	—	—	12,427,688
Diversified Financial Services	28,309,633	—	—	28,309,633
Energy Equipment & Services	12,042,162	—	—	12,042,162
Food & Staples Retailing	77,341,576	—	—	77,341,576
Food Products	16,017,159	—	—	16,017,159
Health Care Equipment & Supplies	37,754,554	—	—	37,754,554
Hotels, Restaurants & Leisure	130,725,696	—	—	130,725,696
Internet & Catalog Retail	235,441,261	—	—	235,441,261
Internet Software & Services	311,649,399	44,462,654	—	356,112,053
IT Services	164,374,061	—	—	164,374,061
Life Sciences Tools & Services	38,679,345	—	—	38,679,345
Media	87,806,037	—	—	87,806,037
Multiline Retail	33,014,458	—	—	33,014,458
Oil, Gas & Consumable Fuels	45,733,460	—	—	45,733,460
Pharmaceuticals	214,990,910	—	—	214,990,910
Real Estate Investment Trusts	29,429,222	—	—	29,429,222
Road & Rail	10,310,480	—	—	10,310,480
Semiconductors & Semiconductor Equipment	48,263,460	—	—	48,263,460
Software	227,810,716	—	—	227,810,716
Specialty Retail	94,810,790	49,293,653	—	144,104,443
Technology Hardware, Storage & Peripherals	158,476,282	—	—	158,476,282
Textiles, Apparel & Luxury Goods	124,665,156	—	—	124,665,156
Total Common Stocks	2,539,800,651	93,756,307	—	2,633,556,958
Short-Term Investments
Mutual Fund	124,034,806	—	—	124,034,806
Repurchase Agreement	—	5,347,482	—	5,347,482
Total Short-Term Investments	124,034,806	5,347,482	—	129,382,288
Total Investments	$2,663,835,457	$99,103,789	$—	$2,762,939,246

Collateral for securities loaned (Liability)	$—	$(124,034,806)	$—	$(124,034,806)

MSF-65

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
BWX Technologies, Inc.	80,726	$2,127,937
DigitalGlobe, Inc. (a)	123,699	2,352,755
Hexcel Corp. (b)	33,053	1,482,758

		5,963,450

Air Freight & Logistics—0.1%
Echo Global Logistics, Inc. (a)	15,500	303,800

Auto Components—1.8%
Fox Factory Holding Corp. (a)	112,076	1,889,601
Gentherm, Inc. (a)	35,228	1,582,442
Horizon Global Corp. (a)	49,297	434,799
Metaldyne Performance Group, Inc.	85,563	1,797,679
Tenneco, Inc. (a)	38,374	1,718,004

		7,422,525

Banks—12.8%
BancorpSouth, Inc.	125,361	2,979,831
Bank of the Ozarks, Inc. (b)	50,578	2,213,293
Bryn Mawr Bank Corp.	51,435	1,598,085
Cathay General Bancorp	125,984	3,774,481
City National Corp.	12,387	1,090,799
CVB Financial Corp. (b)	142,216	2,375,007
First Financial Bancorp	144,502	2,757,098
First Financial Bankshares, Inc. (b)	66,811	2,123,254
Home BancShares, Inc.	54,813	2,219,926
Iberiabank Corp.	46,332	2,696,986
LegacyTexas Financial Group, Inc.	44,495	1,356,208
PacWest Bancorp (b)	65,575	2,807,266
Pinnacle Financial Partners, Inc.	88,473	4,371,451
Popular, Inc.	75,510	2,282,667
PrivateBancorp, Inc.	50,022	1,917,343
Prosperity Bancshares, Inc. (b)	53,642	2,634,359
Signature Bank (a)	29,196	4,016,202
Talmer Bancorp, Inc. - Class A	283,494	4,720,175
Texas Capital Bancshares, Inc. (a)	38,371	2,011,408
Triumph Bancorp, Inc. (a)	35,029	588,487
Wintrust Financial Corp.	61,820	3,303,043

		53,837,369

Beverages—0.5%
Cott Corp.	198,957	2,154,704

Biotechnology—2.4%
Acorda Therapeutics, Inc. (a) (b)	40,540	1,074,715
Amicus Therapeutics, Inc. (a) (b)	65,531	916,779
Anacor Pharmaceuticals, Inc. (a)	6,622	779,476
Chimerix, Inc. (a) (b)	25,368	969,058
Emergent Biosolutions, Inc. (a)	61,907	1,763,730
Insys Therapeutics, Inc. (a) (b)	30,233	860,431
MiMedx Group, Inc. (a) (b)	116,655	1,125,721
Neurocrine Biosciences, Inc. (a)	22,161	881,786
Retrophin, Inc. (a)	10,024	203,086
TESARO, Inc. (a) (b)	16,482	660,928
Zafgen, Inc. (a)	31,167	995,786

		10,231,496

Building Products—1.4%
Apogee Enterprises, Inc.	33,202	1,482,469
Armstrong World Industries, Inc. (a)	35,535	1,696,441
Masonite International Corp. (a)	24,904	1,508,685
Trex Co., Inc. (a) (b)	38,991	1,299,570

		5,987,165

Capital Markets—1.8%
Artisan Partners Asset Management, Inc. - Class A (b)	43,598	1,535,958
Hercules Technology Growth Capital, Inc. (b)	122,023	1,233,652
HFF, Inc. - Class A	48,493	1,637,124
Safeguard Scientifics, Inc. (a) (b)	43,441	675,073
Stifel Financial Corp. (a)	56,327	2,371,367

		7,453,174

Chemicals—0.7%
Cabot Corp.	27,204	858,558
Minerals Technologies, Inc.	36,581	1,761,741
Tronox, Ltd. - Class A (b)	86,855	379,557

		2,999,856

Commercial Services & Supplies—2.8%
Healthcare Services Group, Inc. (b)	63,545	2,141,467
KAR Auction Services, Inc.	86,743	3,079,376
Knoll, Inc.	59,536	1,308,601
Viad Corp.	52,961	1,535,339
Waste Connections, Inc.	32,277	1,568,017
West Corp.	97,237	2,178,109

		11,810,909

Communications Equipment—1.0%
ARRIS Group, Inc. (a)	51,199	1,329,638
Calix, Inc. (a)	131,380	1,023,450
Ciena Corp. (a) (b)	43,886	909,318
Digi International, Inc. (a)	78,542	926,010

		4,188,416

Construction & Engineering—0.9%
Argan, Inc.	18,016	624,795
Granite Construction, Inc.	41,879	1,242,550
MYR Group, Inc. (a)	68,157	1,785,713

		3,653,058

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a)	52,716	989,479

Consumer Finance—0.5%
Credit Acceptance Corp. (a) (b)	3,753	738,853
Encore Capital Group, Inc. (a) (b)	35,932	1,329,484

		2,068,337

MSF-66

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Distributors—1.0%
Core-Mark Holding Co., Inc.	35,474	$2,321,774
Pool Corp.	29,191	2,110,509

		4,432,283

Diversified Consumer Services—1.3%
2U, Inc. (a)	38,742	1,390,838
Bright Horizons Family Solutions, Inc. (a)	36,737	2,359,985
Nord Anglia Education, Inc. (a) (b)	93,253	1,895,833

		5,646,656

Diversified Financial Services—1.3%
FNFV Group (a) (b)	159,280	1,866,762
MarketAxess Holdings, Inc.	37,220	3,456,993

		5,323,755

Electric Utilities—1.0%
ALLETE, Inc. (b)	60,842	3,071,913
UIL Holdings Corp.	19,800	995,346

		4,067,259

Electrical Equipment—1.0%
AZZ, Inc.	15,920	775,145
Babcock & Wilcox Enterprises, Inc. (a)	108,179	1,817,407
EnerSys	33,517	1,795,841

		4,388,393

Electronic Equipment, Instruments & Components—3.4%
Belden, Inc.	37,769	1,763,435
FEI Co. (b)	22,638	1,653,479
IPG Photonics Corp. (a)	19,560	1,485,973
Littelfuse, Inc.	37,252	3,395,520
Methode Electronics, Inc.	50,609	1,614,427
Rogers Corp. (a)	41,911	2,228,827
Vishay Intertechnology, Inc. (b)	82,858	802,894
Zebra Technologies Corp. - Class A (a) (b)	19,722	1,509,719

		14,454,274

Energy Equipment & Services—1.2%
Bristow Group, Inc.	39,764	1,040,226
Dril-Quip, Inc. (a)	22,179	1,291,261
Helix Energy Solutions Group, Inc. (a)	166,030	795,284
Natural Gas Services Group, Inc. (a)	53,151	1,025,814
Parker Drilling Co. (a)	337,922	888,735

		5,041,320

Food & Staples Retailing—0.5%
SpartanNash Co.	81,622	2,109,929

Food Products—1.4%
Boulder Brands, Inc. (a) (b)	82,685	677,190
Calavo Growers, Inc.	16,174	722,008
J&J Snack Foods Corp.	6,991	794,597
Post Holdings, Inc. (a) (b)	61,181	3,615,797

		5,809,592

Health Care Equipment & Supplies—3.4%
Cynosure, Inc. - Class A (a)	91,089	2,736,313
Halyard Health, Inc. (a)	55,540	1,579,558
Inogen, Inc. (a)	38,325	1,860,679
Insulet Corp. (a)	17,365	449,927
LDR Holding Corp. (a)	37,650	1,300,054
Merit Medical Systems, Inc. (a)	49,724	1,188,901
Natus Medical, Inc. (a)	39,060	1,540,917
Quidel Corp. (a) (b)	43,508	821,431
SurModics, Inc. (a) (b)	42,270	923,177
Teleflex, Inc. (b)	17,290	2,147,591

		14,548,548

Health Care Providers & Services—2.6%
Acadia Healthcare Co., Inc. (a) (b)	24,604	1,630,507
Adeptus Health, Inc. - Class A (a) (b)	11,507	929,305
AMN Healthcare Services, Inc. (a)	54,845	1,645,899
Amsurg Corp. (a)	30,978	2,407,300
Ensign Group, Inc. (The)	22,509	959,559
Team Health Holdings, Inc. (a)	36,968	1,997,381
WellCare Health Plans, Inc. (a)	16,551	1,426,365

		10,996,316

Health Care Technology—0.4%
Medidata Solutions, Inc. (a) (b)	38,335	1,614,287

Hotels, Restaurants & Leisure—5.5%
Carrols Restaurant Group, Inc. (a)	78,313	931,925
Churchill Downs, Inc.	26,965	3,608,187
Chuy’s Holdings, Inc. (a) (b)	45,728	1,298,675
Cracker Barrel Old Country Store, Inc. (b)	6,635	977,203
Del Frisco’s Restaurant Group, Inc. (a)	43,302	601,465
Diamond Resorts International, Inc. (a) (b)	130,944	3,062,780
J. Alexander’s Holdings, Inc. (a)	27,511	274,283
Marriott Vacations Worldwide Corp.	34,539	2,353,487
Popeyes Louisiana Kitchen, Inc. (a)	29,230	1,647,403
Six Flags Entertainment Corp. (b)	58,762	2,690,124
Texas Roadhouse, Inc. (b)	50,340	1,872,648
Vail Resorts, Inc.	20,711	2,168,027
Zoe’s Kitchen, Inc. (a) (b)	38,797	1,532,094

		23,018,301

Household Durables—1.4%
Helen of Troy, Ltd. (a)	7,960	710,828
Jarden Corp. (a)	46,469	2,271,404
La-Z-Boy, Inc.	26,321	699,086
Libbey, Inc.	64,321	2,097,508

		5,778,826

Industrial Conglomerates—0.3%
Raven Industries, Inc. (b)	73,559	1,246,825

Insurance—1.9%
Employers Holdings, Inc.	123,838	2,760,349
HCC Insurance Holdings, Inc.	8,862	686,539
ProAssurance Corp.	45,299	2,222,822

MSF-67

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Reinsurance Group of America, Inc.	27,885	$2,526,102

		8,195,812

Internet & Catalog Retail—1.0%
HSN, Inc.	31,016	1,775,356
Liberty Ventures - Series A (a)	32,340	1,304,919
Wayfair, Inc. - Class A (a) (b)	31,094	1,090,155

		4,170,430

Internet Software & Services—1.7%
comScore, Inc. (a) (b)	31,415	1,449,802
Criteo S.A. (ADR) (a)	43,588	1,636,294
Demandware, Inc. (a) (b)	32,414	1,675,156
Q2 Holdings, Inc. (a)	59,385	1,467,997
Wix.com, Ltd. (a) (b)	64,677	1,126,673

		7,355,922

IT Services—5.4%
Blackhawk Network Holdings, Inc. (a)	26,395	1,118,884
Booz Allen Hamilton Holding Corp.	80,913	2,120,730
Convergys Corp.	98,747	2,282,043
CSG Systems International, Inc.	65,808	2,026,886
DST Systems, Inc.	26,050	2,738,897
EPAM Systems, Inc. (a)	26,091	1,944,301
Euronet Worldwide, Inc. (a)	75,317	5,580,237
InterXion Holding NV (a)	45,593	1,234,659
Perficient, Inc. (a)	84,986	1,311,334
WEX, Inc. (a)	29,644	2,574,285

		22,932,256

Leisure Products—0.3%
Vista Outdoor, Inc. (a)	25,358	1,126,656

Life Sciences Tools & Services—1.2%
Cambrex Corp. (a)	30,670	1,216,985
INC Research Holdings, Inc. - Class A (a)	40,003	1,600,120
VWR Corp. (a) (b)	81,539	2,094,737

		4,911,842

Machinery—4.1%
Alamo Group, Inc.	18,612	870,111
Albany International Corp. - Class A	51,129	1,462,801
Altra Industrial Motion Corp. (b)	44,046	1,018,344
John Bean Technologies Corp.	94,313	3,607,472
Middleby Corp. (The) (a)	16,561	1,742,052
Proto Labs, Inc. (a) (b)	28,575	1,914,525
RBC Bearings, Inc. (a)	58,206	3,476,644
TriMas Corp. (a)	67,251	1,099,554
Wabtec Corp.	23,528	2,071,640

		17,263,143

Marine—0.3%
Kirby Corp. (a)	19,349	1,198,671

Media—2.9%
Carmike Cinemas, Inc. (a)	73,550	1,477,619
EW Scripps Co. (The) - Class A	110,027	1,944,177
IMAX Corp. (a) (b)	40,579	1,371,164
John Wiley & Sons, Inc. - Class A	40,041	2,003,251
National CineMedia, Inc.	137,768	1,848,847
New Media Investment Group, Inc. (b)	140,721	2,175,547
Time, Inc.	64,918	1,236,688

		12,057,293

Metals & Mining—0.9%
Globe Specialty Metals, Inc.	80,681	978,660
Haynes International, Inc.	42,162	1,595,410
Horsehead Holding Corp. (a) (b)	72,798	221,306
SunCoke Energy, Inc.	125,791	978,654

		3,774,030

Multi-Utilities—0.7%
NorthWestern Corp. (b)	54,849	2,952,522

Multiline Retail—0.2%
Fred’s, Inc. - Class A (b)	72,806	862,751

Oil, Gas & Consumable Fuels—1.1%
Diamondback Energy, Inc. (a)	18,200	1,175,720
PDC Energy, Inc. (a) (b)	24,861	1,317,882
QEP Resources, Inc.	74,191	929,613
Synergy Resources Corp. (a) (b)	132,460	1,298,108

		4,721,323

Pharmaceuticals—1.3%
Catalent, Inc. (a)	76,326	1,854,722
Flamel Technologies S.A. (ADR) (a)	45,973	749,820
Impax Laboratories, Inc. (a) (b)	37,193	1,309,565
Intra-Cellular Therapies, Inc. (a)	15,291	612,252
ZS Pharma, Inc. (a)	14,188	931,584

		5,457,943

Professional Services—1.8%
Advisory Board Co. (The) (a)	8,345	380,032
CEB, Inc.	21,277	1,454,070
FTI Consulting, Inc. (a)	57,373	2,381,553
Huron Consulting Group, Inc. (a)	25,487	1,593,702
RPX Corp. (a)	123,018	1,687,807

		7,497,164

Real Estate Investment Trusts—4.9%
American Campus Communities, Inc.	55,813	2,022,663
BioMed Realty Trust, Inc.	98,359	1,965,213
CubeSmart	121,211	3,298,151
Hersha Hospitality Trust	75,629	1,713,753
Mid-America Apartment Communities, Inc.	32,704	2,677,476
National Retail Properties, Inc.	42,345	1,535,853
Omega Healthcare Investors, Inc.	32,123	1,129,123
Retail Opportunity Investments Corp. (b)	194,735	3,220,917

MSF-68

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Sabra Health Care REIT, Inc. (b)	28,359	$657,362
Sovran Self Storage, Inc.	28,205	2,659,732

		20,880,243

Road & Rail—1.2%
Avis Budget Group, Inc. (a)	27,857	1,216,794
Genesee & Wyoming, Inc. - Class A (a)	34,431	2,034,183
Old Dominion Freight Line, Inc. (a)	28,758	1,754,238

		5,005,215

Semiconductors & Semiconductor Equipment—3.4%
Advanced Energy Industries, Inc. (a)	54,549	1,434,639
Cavium, Inc. (a) (b)	26,798	1,644,593
Diodes, Inc. (a)	61,861	1,321,969
Inphi Corp. (a)	61,152	1,470,094
Intersil Corp. - Class A	119,177	1,394,371
MKS Instruments, Inc.	45,296	1,518,775
Monolithic Power Systems, Inc.	33,420	1,711,104
Semtech Corp. (a)	43,639	658,949
Silicon Laboratories, Inc. (a)	34,135	1,417,968
Teradyne, Inc.	98,211	1,768,780

		14,341,242

Software—4.1%
Blackbaud, Inc.	3,814	214,042
Callidus Software, Inc. (a)	78,798	1,338,778
Ellie Mae, Inc. (a)	18,229	1,213,504
FleetMatics Group plc (a) (b)	46,050	2,260,594
Guidewire Software, Inc. (a)	53,160	2,795,153
Imperva, Inc. (a) (b)	24,047	1,574,598
Proofpoint, Inc. (a) (b)	30,591	1,845,249
Synchronoss Technologies, Inc. (a) (b)	50,465	1,655,252
Ultimate Software Group, Inc. (The) (a)	13,354	2,390,499
Verint Systems, Inc. (a)	43,631	1,882,678

		17,170,347

Specialty Retail—2.8%
Asbury Automotive Group, Inc. (a)	25,547	2,073,139
Barnes & Noble Education, Inc. (a)	64,468	819,388
Barnes & Noble, Inc.	68,614	830,916
Genesco, Inc. (a)	38,244	2,182,585
MarineMax, Inc. (a)	81,496	1,151,538
Monro Muffler Brake, Inc. (b)	33,609	2,270,288
Restoration Hardware Holdings, Inc. (a) (b)	13,751	1,283,106
Sally Beauty Holdings, Inc. (a)	50,164	1,191,395

		11,802,355

Textiles, Apparel & Luxury Goods—1.2%
Columbia Sportswear Co.	30,584	1,798,033
Oxford Industries, Inc.	22,360	1,651,957
Steven Madden, Ltd. (a)	46,785	1,713,267

		5,163,257

Thrifts & Mortgage Finance—0.6%
Essent Group, Ltd. (a)	72,729	1,807,316
Federal Agricultural Mortgage Corp. - Class C	33,757	875,319

		2,682,635

Trading Companies & Distributors—0.3%
H&E Equipment Services, Inc.	69,479	1,161,689

Transportation Infrastructure—0.4%
Macquarie Infrastructure Corp.	21,938	1,637,891

Total Common Stocks (Cost $330,338,547)		411,862,934

Short-Term Investments—18.8%

Mutual Fund—16.2%
State Street Navigator Securities Lending MET Portfolio (c)	68,323,251	68,323,251

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $10,867,853 on 10/01/15, collateralized by $10,895,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $11,085,663.	10,867,853	10,867,853

Total Short-Term Investments (Cost $79,191,104)		79,191,104

Total Investments—116.5% (Cost $409,529,651) (d)		491,054,038
Other assets and liabilities (net)—(16.5)%		(69,594,755)

Net Assets—100.0%		$421,459,283

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $73,946,589 and the collateral received consisted of cash in the amount of $68,323,251 and non-cash collateral with a value of $6,737,583. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $409,529,651. The aggregate unrealized appreciation and depreciation of investments were $103,923,319 and $(22,398,932), respectively, resulting in net unrealized appreciation of $81,524,387.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-69

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$411,862,934	$—	$—	$411,862,934
Short-Term Investments
Mutual Fund	68,323,251	—	—	68,323,251
Repurchase Agreement	—	10,867,853	—	10,867,853
Total Short-Term Investments	68,323,251	10,867,853	—	79,191,104
Total Investments	$480,186,185	$10,867,853	$—	$491,054,038

Collateral for securities loaned (Liability)	$—	$(68,323,251)	$—	$(68,323,251)

*	See Schedule of Investments for additional detailed categorizations.

MSF-70

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
DigitalGlobe, Inc. (a)	126,720	$2,410,214
Hexcel Corp. (b)	79,331	3,558,789

		5,969,003

Air Freight & Logistics—0.2%
Echo Global Logistics, Inc. (a)	37,201	729,140

Auto Components—1.0%
Gentherm, Inc. (a)	83,861	3,767,036

Banks—5.2%
Bank of the Ozarks, Inc. (b)	120,375	5,267,610
Pinnacle Financial Partners, Inc.	86,385	4,268,283
PrivateBancorp, Inc.	120,058	4,601,823
Talmer Bancorp, Inc. - Class A	296,939	4,944,034

		19,081,750

Biotechnology—6.6%
Acorda Therapeutics, Inc. (a) (b)	97,299	2,579,396
Amicus Therapeutics, Inc. (a) (b)	157,281	2,200,361
Anacor Pharmaceuticals, Inc. (a)	15,766	1,855,816
Chimerix, Inc. (a) (b)	60,886	2,325,845
Emergent Biosolutions, Inc. (a)	148,583	4,233,130
Insys Therapeutics, Inc. (a) (b)	71,952	2,047,754
MiMedx Group, Inc. (a) (b)	279,984	2,701,846
Neurocrine Biosciences, Inc. (a)	53,023	2,109,785
Retrophin, Inc. (a)	23,836	482,917
TESARO, Inc. (a) (b)	39,558	1,586,276
Zafgen, Inc. (a)	74,803	2,389,956

		24,513,082

Building Products—1.8%
Apogee Enterprises, Inc.	78,953	3,525,251
Trex Co., Inc. (a) (b)	93,582	3,119,088

		6,644,339

Capital Markets—2.0%
Artisan Partners Asset Management, Inc. - Class A (b)	103,765	3,655,641
HFF, Inc. - Class A	116,388	3,929,259

		7,584,900

Commercial Services & Supplies—1.4%
Healthcare Services Group, Inc. (b)	151,244	5,096,923

Communications Equipment—0.6%
Ciena Corp. (a) (b)	105,330	2,182,438

Construction & Engineering—0.8%
Granite Construction, Inc.	99,412	2,949,554

Consumer Finance—0.9%
Encore Capital Group, Inc. (a) (b)	86,242	3,190,954

Distributors—1.4%
Pool Corp.	69,523	5,026,513

Diversified Consumer Services—3.7%
2U, Inc. (a)	92,064	3,305,098
Bright Horizons Family Solutions, Inc. (a)	88,172	5,664,169
Nord Anglia Education, Inc. (a) (b)	223,816	4,550,179

		13,519,446

Diversified Financial Services—1.4%
MarketAxess Holdings, Inc.	53,976	5,013,291

Electronic Equipment, Instruments & Components—2.0%
FEI Co. (b)	53,884	3,935,687
IPG Photonics Corp. (a) (b)	46,946	3,566,488

		7,502,175

Energy Equipment & Services—0.8%
Dril-Quip, Inc. (a) (b)	52,662	3,065,982

Food Products—0.5%
Calavo Growers, Inc.	38,493	1,718,327

Health Care Equipment & Supplies—5.6%
Cynosure, Inc. - Class A (a)	127,421	3,827,727
Inogen, Inc. (a)	91,985	4,465,872
Insulet Corp. (a)	41,231	1,068,295
LDR Holding Corp. (a)	89,476	3,089,606
Merit Medical Systems, Inc. (a)	118,145	2,824,847
Natus Medical, Inc. (a)	92,807	3,661,236
Quidel Corp. (a) (b)	103,612	1,956,195

		20,893,778

Health Care Providers & Services—6.1%
Acadia Healthcare Co., Inc. (a) (b)	58,631	3,885,476
Adeptus Health, Inc. - Class A (a) (b)	27,316	2,206,040
AMN Healthcare Services, Inc. (a)	130,192	3,907,062
Amsurg Corp. (a)	73,737	5,730,102
Ensign Group, Inc. (The)	53,412	2,276,954
Team Health Holdings, Inc. (a)	87,836	4,745,779

		22,751,413

Health Care Technology—1.0%
Medidata Solutions, Inc. (a) (b)	91,240	3,842,116

Hotels, Restaurants & Leisure—6.2%
Chuy’s Holdings, Inc. (a)	108,549	3,082,792
Diamond Resorts International, Inc. (a) (b)	114,672	2,682,178
Popeyes Louisiana Kitchen, Inc. (a)	70,156	3,953,992
Texas Roadhouse, Inc. (b)	119,608	4,449,417
Vail Resorts, Inc.	49,710	5,203,643
Zoe’s Kitchen, Inc. (a) (b)	92,096	3,636,871

		23,008,893

Internet & Catalog Retail—0.7%
Wayfair, Inc. - Class A (a) (b)	73,880	2,590,233

MSF-71

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—4.7%
comScore, Inc. (a) (b)	74,766	$3,450,451
Criteo S.A. (ADR) (a)	104,615	3,927,247
Demandware, Inc. (a) (b)	76,945	3,976,518
Q2 Holdings, Inc. (a)	141,113	3,488,313
Wix.com, Ltd. (a) (b)	155,231	2,704,124

		17,546,653

IT Services—4.4%
Blackhawk Network Holdings, Inc. (a)	62,713	2,658,404
EPAM Systems, Inc. (a)	61,936	4,615,471
Euronet Worldwide, Inc. (a)	80,523	5,965,949
InterXion Holding NV (a)	109,429	2,963,337

		16,203,161

Leisure Products—0.7%
Vista Outdoor, Inc. (a)	60,178	2,673,709

Life Sciences Tools & Services—1.8%
Cambrex Corp. (a)	73,048	2,898,545
INC Research Holdings, Inc. - Class A (a)	95,028	3,801,120

		6,699,665

Machinery—3.0%
Middleby Corp. (The) (a)	39,749	4,181,197
Proto Labs, Inc. (a) (b)	68,014	4,556,938
RBC Bearings, Inc. (a)	38,224	2,283,120

		11,021,255

Media—0.9%
IMAX Corp. (a)	97,395	3,290,977

Oil, Gas & Consumable Fuels—1.6%
Diamondback Energy, Inc. (a)	43,213	2,791,560
PDC Energy, Inc. (a) (b)	59,029	3,129,127

		5,920,687

Pharmaceuticals—2.3%
Flamel Technologies S.A. (ADR) (a)	109,416	1,784,575
Impax Laboratories, Inc. (a) (b)	89,269	3,143,161
Intra-Cellular Therapies, Inc. (a)	36,294	1,453,212
ZS Pharma, Inc. (a)	33,659	2,210,050

		8,590,998

Professional Services—2.2%
Advisory Board Co. (The) (a)	19,814	902,330
CEB, Inc.	50,674	3,463,061
Huron Consulting Group, Inc. (a)	60,557	3,786,629

		8,152,020

Road & Rail—0.7%
Genesee & Wyoming, Inc. - Class A (a) (b)	45,945	2,714,431

Semiconductors & Semiconductor Equipment—5.9%
Cavium, Inc. (a) (b)	64,318	3,947,196
Inphi Corp. (a)	145,318	3,493,445
Intersil Corp. - Class A	283,209	3,313,545
MKS Instruments, Inc.	108,714	3,645,180
Monolithic Power Systems, Inc.	80,201	4,106,291
Silicon Laboratories, Inc. (a)	81,929	3,403,331

		21,908,988

Software—8.8%
Blackbaud, Inc.	9,056	508,223
Callidus Software, Inc. (a)	187,224	3,180,936
Ellie Mae, Inc. (a) (b)	43,397	2,888,938
FleetMatics Group plc (a) (b)	110,525	5,425,672
Guidewire Software, Inc. (a) (b)	126,191	6,635,123
Imperva, Inc. (a) (b)	57,717	3,779,309
Proofpoint, Inc. (a) (b)	73,421	4,428,755
Ultimate Software Group, Inc. (The) (a)	32,052	5,737,628

		32,584,584

Specialty Retail—3.6%
Asbury Automotive Group, Inc. (a)	61,315	4,975,712
Monro Muffler Brake, Inc. (b)	80,556	5,441,558
Restoration Hardware Holdings, Inc. (a) (b)	32,954	3,074,938

		13,492,208

Textiles, Apparel & Luxury Goods—3.3%
Columbia Sportswear Co.	72,667	4,272,093
Oxford Industries, Inc.	53,259	3,934,775
Steven Madden, Ltd. (a)	111,267	4,074,597

		12,281,465

Thrifts & Mortgage Finance—1.2%
Essent Group, Ltd. (a)	172,979	4,298,529

Total Common Stocks (Cost $304,367,405)		358,020,616

Short-Term Investments—27.4%

Mutual Fund—23.2%
State Street Navigator Securities Lending MET Portfolio (c)	85,872,572	85,872,572

MSF-72

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $15,800,060 on 10/01/15, collateralized by $15,840,000 U.S. Treasury Note at 1.500% due 05/31/19 with a value of $16,117,200.	15,800,060	$15,800,060

Total Short-Term Investments (Cost $101,672,632)		101,672,632

Total Investments—124.0% (Cost $406,040,037) (d)		459,693,248
Other assets and liabilities (net)—(24.0)%		(88,947,560)

Net Assets—100.0%		$370,745,688

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $87,523,283 and the collateral received consisted of cash in the amount of $85,872,572 and non-cash collateral with a value of $2,135,680. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $406,040,037. The aggregate unrealized appreciation and depreciation of investments were $70,382,598 and $(16,729,387), respectively, resulting in net unrealized appreciation of $53,653,211.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$358,020,616	$—	$—	$358,020,616
Short-Term Investments
Mutual Fund	85,872,572	—	—	85,872,572
Repurchase Agreement	—	15,800,060	—	15,800,060
Total Short-Term Investments	85,872,572	15,800,060	—	101,672,632
Total Investments	$443,893,188	$15,800,060	$—	$459,693,248

Collateral for securities loaned (Liability)	$—	$(85,872,572)	$—	$(85,872,572)

*	See Schedule of Investments for additional detailed categorizations.

MSF-73

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—94.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
L-3 Communications Holdings, Inc.	80,297	$8,392,643
Rockwell Collins, Inc.	264,255	21,626,629

		30,019,272

Auto Components—1.6%
Gentex Corp.	1,190,865	18,458,407

Automobiles—2.1%
Harley-Davidson, Inc. (a)	451,174	24,769,453

Banks—3.3%
Fifth Third Bancorp	1,118,874	21,157,908
M&T Bank Corp. (a)	148,214	18,074,697

		39,232,605

Chemicals—3.8%
Celanese Corp. - Series A (a)	421,849	24,960,805
Mosaic Co. (The)	643,959	20,033,565

		44,994,370

Commercial Services & Supplies—1.6%
Republic Services, Inc.	463,453	19,094,264

Construction & Engineering—5.7%
Fluor Corp. (a)	455,801	19,303,172
Jacobs Engineering Group, Inc. (a) (b)	624,848	23,388,061
Quanta Services, Inc. (a) (b)	1,014,869	24,569,978

		67,261,211

Diversified Consumer Services—2.0%
H&R Block, Inc.	667,451	24,161,726

Diversified Financial Services—1.7%
Intercontinental Exchange, Inc.	86,310	20,281,987

Electric Utilities—2.9%
Edison International	272,121	17,162,672
OGE Energy Corp.	632,170	17,296,171

		34,458,843

Electrical Equipment—1.0%
Hubbell, Inc. - Class B	142,049	12,067,063

Electronic Equipment, Instruments & Components—9.8%
Arrow Electronics, Inc. (b)	613,828	33,932,412
Avnet, Inc.	894,099	38,160,145
FLIR Systems, Inc.	920,742	25,771,569
Keysight Technologies, Inc. (b)	615,531	18,982,976

		116,847,102

Energy Equipment & Services—1.1%
Helmerich & Payne, Inc. (a)	142,125	6,716,827
McDermott International, Inc. (a) (b)	1,548,336	6,657,845

		13,374,672

Food & Staples Retailing—1.5%
Kroger Co. (The)	497,592	17,948,143

Insurance—17.4%
Alleghany Corp. (b)	75,132	35,170,040
Allied World Assurance Co. Holdings AG	507,117	19,356,656
Allstate Corp. (The)	466,873	27,190,684
Aon plc	285,050	25,258,280
Arch Capital Group, Ltd. (b)	443,725	32,600,476
Loews Corp.	457,390	16,530,075
Progressive Corp. (The)	778,718	23,859,920
Torchmark Corp. (a)	469,771	26,495,084

		206,461,215

Internet & Catalog Retail—3.9%
Liberty Interactive Corp. - Class A (b)	901,235	23,639,394
Liberty Ventures - Series A (b)	545,670	22,017,785

		45,657,179

Internet Software & Services—1.7%
IAC/InterActiveCorp	304,181	19,853,894

IT Services—1.6%
Teradata Corp. (a) (b)	651,568	18,869,409

Leisure Products—0.9%
Mattel, Inc. (a)	483,092	10,173,917

Machinery—2.3%
Joy Global, Inc. (a)	763,812	11,403,713
Kennametal, Inc.	652,000	16,228,280

		27,631,993

Media—3.3%
Omnicom Group, Inc.	358,852	23,648,347
TEGNA, Inc.	702,286	15,724,183

		39,372,530

Metals & Mining—3.7%
Goldcorp, Inc.	1,641,408	20,550,428
Kinross Gold Corp. (b)	3,930,163	6,759,880
Nucor Corp.	453,640	17,034,182

		44,344,490

Multi-Utilities—2.2%
SCANA Corp. (a)	466,301	26,234,094

Multiline Retail—0.8%
Nordstrom, Inc.	135,244	9,698,347

Oil, Gas & Consumable Fuels—5.1%
Apache Corp.	432,692	16,944,219
Denbury Resources, Inc. (a)	2,256,646	5,506,216
Hess Corp.	296,834	14,859,510

MSF-74

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
SM Energy Co. (a)	400,698	$12,838,364
Southwestern Energy Co. (a) (b)	827,746	10,504,097

		60,652,406

Professional Services—0.9%
ManpowerGroup, Inc.	136,621	11,187,894

Real Estate Investment Trusts—2.2%
American Capital Agency Corp.	720,297	13,469,554
Hatteras Financial Corp.	799,514	12,112,637

		25,582,191

Road & Rail—0.6%
Ryder System, Inc.	89,208	6,604,960

Semiconductors & Semiconductor Equipment—2.4%
Analog Devices, Inc.	400,278	22,579,682
KLA-Tencor Corp.	114,529	5,726,450

		28,306,132

Software—1.5%
Synopsys, Inc. (b)	372,987	17,224,540

Specialty Retail—1.8%
Bed Bath & Beyond, Inc. (a) (b)	379,127	21,617,822

Textiles, Apparel & Luxury Goods—1.2%
Coach, Inc. (a)	495,829	14,344,333

Total Common Stocks (Cost $1,064,420,271)		1,116,786,464

Short-Term Investments—18.2%

Mutual Fund—12.2%
State Street Navigator Securities Lending MET Portfolio (c)	145,382,146	145,382,146

Security Description	Principal Amount*	Value

Repurchase Agreement—6.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $70,661,170 on 10/01/15, collateralized by $70,835,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $72,074,613.	70,661,170	70,661,170

Total Short-Term Investments (Cost $216,043,316)		216,043,316

Total Investments—112.3% (Cost $1,280,463,587) (d)		1,332,829,780
Other assets and liabilities (net)—(12.3)%		(145,621,158)

Net Assets—100.0%		$1,187,208,622

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $187,924,575 and the collateral received consisted of cash in the amount of $145,382,146 and non-cash collateral with a value of $44,225,914. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,280,463,587. The aggregate unrealized appreciation and depreciation of investments were $243,220,384 and $(190,854,191), respectively, resulting in net unrealized appreciation of $52,366,193.

MSF-75

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,116,786,464	$—	$—	$1,116,786,464
Short-Term Investments
Mutual Fund	145,382,146	—	—	145,382,146
Repurchase Agreement	—	70,661,170	—	70,661,170
Total Short-Term Investments	145,382,146	70,661,170	—	216,043,316
Total Investments	$1,262,168,610	$70,661,170	$—	$1,332,829,780

Collateral for securities loaned (Liability)	$—	$(145,382,146)	$—	$(145,382,146)

*	See Schedule of Investments for additional detailed categorizations.

MSF-76

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—5.6%
Acrux, Ltd. (a)	41,605	$16,690
Adelaide Brighton, Ltd.	197,116	603,877
AED Oil, Ltd. (b) (c) (d)	93,946	0
Ainsworth Game Technology, Ltd. (a)	51,616	101,728
Alcyone Resources, Ltd. (b) (c) (d)	101,457	14
Alkane Resources, Ltd. (b)	120,355	19,899
ALS, Ltd. (a)	61,921	200,645
Altium, Ltd.	31,832	103,578
Altona Mining, Ltd.	67,875	4,051
Alumina, Ltd. (a)	325,192	257,696
AMA Group, Ltd.	111,029	73,661
Amalgamated Holdings, Ltd.	38,556	349,259
Ansell, Ltd.	39,937	530,036
AP Eagers, Ltd.	7,774	55,589
APN News & Media, Ltd. (a) (b)	374,048	129,811
Aquarius Platinum, Ltd. (b)	119,520	12,166
ARB Corp., Ltd. (a)	30,444	293,624
Ardent Leisure Group (a)	50,226	95,053
Arrium, Ltd. (a) (b)	972,288	59,601
ASG Group, Ltd. (b)	91,207	65,693
Atlantic, Ltd. (b) (c) (d)	22,059	508
Atlas Iron, Ltd. (a) (b)	250,116	4,966
Ausdrill, Ltd.	110,321	23,423
Ausenco, Ltd. (b)	72,770	14,883
AusNet Services	176,329	169,385
Austal, Ltd.	81,889	129,972
Austbrokers Holdings, Ltd.	25,969	161,193
Australian Agricultural Co., Ltd. (a) (b)	192,359	175,202
Australian Pharmaceutical Industries, Ltd.	174,311	185,781
Auswide Bank, Ltd.	9,275	33,851
Automotive Holdings Group, Ltd.	95,539	265,654
AVJennings, Ltd.	10,332	4,028
AWE, Ltd. (a) (b)	335,940	148,060
Bandanna Energy, Ltd. (a) (b) (c) (d)	179,193	1,981
Bank of Queensland, Ltd.	5,397	44,130
BC Iron, Ltd. (a)	50,999	8,114
Beach Energy, Ltd.	676,773	219,026
Beadell Resources, Ltd.	102,327	10,182
Bega Cheese, Ltd. (a)	58,513	194,878
Billabong International, Ltd. (a) (b)	280,601	128,507
Blackmores, Ltd.	5,495	565,807
BlueScope Steel, Ltd.	43,171	109,411
Boart Longyear, Ltd. (b)	232,690	9,993
Boom Logistics, Ltd. (b)	73,674	5,167
Boral, Ltd.	72,717	269,487
Bradken, Ltd.	48,239	34,139
Breville Group, Ltd.	46,157	191,717
Brickworks, Ltd.	5,923	64,725
BT Investment Management, Ltd.	19,968	135,173
Buru Energy, Ltd. (a) (b)	23,457	5,943
Cabcharge Australia, Ltd. (a)	55,813	117,792
Capral, Ltd. (b)	136,176	9,587
Cardno, Ltd. (a)	49,102	99,608
Carnarvon Petroleum, Ltd. (b)	251,902	17,805
carsales.com, Ltd. (a)	83,570	574,142
Cash Converters International, Ltd. (a)	152,939	57,006
Cedar Woods Properties, Ltd.	27,273	82,428

Australia—(Continued)
Challenger, Ltd.	87,228	438,533
Coal of Africa, Ltd. (b)	133,534	5,624
Cochlear, Ltd.	6,130	359,733
Collection House, Ltd. (a)	19,217	30,656
Collins Foods, Ltd.	4,975	11,359
Cooper Energy, Ltd. (b)	123,859	14,400
Corporate Travel Management, Ltd. (a)	20,836	141,579
Coventry Group, Ltd.	2,905	2,508
Credit Corp. Group, Ltd.	13,415	96,377
CSG, Ltd.	66,837	81,718
CSR, Ltd.	282,278	577,100
Cudeco, Ltd. (a) (b) (d)	51,210	41,314
Cue Energy Resources, Ltd. (b)	171,183	8,993
Data #3, Ltd.	55,471	45,661
Decmil Group, Ltd.	56,744	36,895
Dick Smith Holdings, Ltd. (a)	85,716	77,864
Domino’s Pizza Enterprises, Ltd.	23,859	675,665
Downer EDI, Ltd.	238,347	560,866
Drillsearch Energy, Ltd. (a) (b)	218,929	75,523
DUET Group	374,090	568,065
DuluxGroup, Ltd.	165,477	622,943
DWS, Ltd.	36,847	25,467
Echo Entertainment Group, Ltd.	210,220	715,838
Emeco Holdings, Ltd. (a) (b)	314,914	12,650
Energy Resources of Australia, Ltd. (a) (b)	51,910	11,667
Energy World Corp., Ltd. (a) (b)	325,379	45,555
Equity Trustees, Ltd. (a)	3,062	49,018
ERM Power, Ltd.	49,991	78,754
eServGlobal, Ltd. (b)	43,068	5,480
Ethane Pipeline Income Fund	3,869	4,554
Euroz, Ltd.	23,559	14,389
Evolution Mining, Ltd.	157,414	141,070
Fairfax Media, Ltd.	967,464	602,531
Fantastic Holdings, Ltd.	1,151	1,822
FAR, Ltd. (b)	328,595	18,004
Finbar Group, Ltd.	6,909	5,463
Fleetwood Corp., Ltd. (a)	22,683	24,737
FlexiGroup, Ltd. (a)	40,135	66,337
Flight Centre Travel Group, Ltd. (a)	14,871	377,718
G8 Education, Ltd. (a)	128,051	262,920
Global Construction Services, Ltd. (b)	9,380	3,257
GrainCorp, Ltd. - Class A	83,590	532,278
Grange Resources, Ltd.	120,000	8,468
Greencross, Ltd. (a)	21,334	98,442
GUD Holdings, Ltd.	39,734	241,112
GWA Group, Ltd. (a)	104,458	182,984
Hansen Technologies, Ltd.	47,406	103,572
HFA Holdings, Ltd.	45,623	86,958
Hills, Ltd. (a)	80,453	21,813
Horizon Oil, Ltd. (b)	652,736	43,350
Icon Energy, Ltd. (b)	157,110	4,026
IDM International, Ltd. (b) (c) (d)	49,237	0
Iluka Resources, Ltd.	160,998	704,269
Imdex, Ltd. (b)	77,362	10,060
IMF Bentham, Ltd. (a)	49,173	46,086
Independence Group NL (a)	99,103	176,673
Infigen Energy, Ltd. (b)	282,132	53,483

MSF-77

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Infomedia, Ltd. (a)	131,353	$75,784
Integrated Research, Ltd.	28,972	55,680
International Ferro Metals, Ltd. (b) (c) (d)	82,765	1,127
Intrepid Mines, Ltd. (b)	32,795	3,002
Invocare, Ltd. (a)	38,500	294,069
IOOF Holdings, Ltd. (a)	103,265	624,747
Iress, Ltd. (a)	57,325	385,961
iSelect, Ltd. (b)	46,213	48,884
JB Hi-Fi, Ltd. (a)	51,555	693,053
Jupiter Mines, Ltd. (b) (c) (d)	63,164	3,325
K&S Corp., Ltd.	1,802	1,669
Karoon Gas Australia, Ltd. (a) (b)	75,600	88,120
Kingsgate Consolidated, Ltd. (b)	121,238	61,425
Kingsrose Mining, Ltd. (b)	83,494	12,575
Linc Energy, Ltd. (b)	102,400	7,421
M2 Group, Ltd.	63,383	423,372
MACA, Ltd.	56,351	34,931
Macmahon Holdings, Ltd. (b)	380,170	17,422
Macquarie Atlas Roads Group	181,433	499,350
Macquarie Telecom Group, Ltd.	3,983	22,409
Magellan Financial Group, Ltd.	27,343	366,317
Maverick Drilling & Exploration, Ltd. (b)	41,036	2,338
MaxiTRANS Industries, Ltd.	59,013	18,080
Mayne Pharma Group, Ltd. (a) (b)	286,220	206,829
McMillan Shakespeare, Ltd.	29,453	255,054
McPherson’s, Ltd.	34,460	15,996
Medusa Mining, Ltd. (b)	60,972	16,387
Melbourne IT, Ltd.	36,135	45,643
Metals X, Ltd.	75,358	63,544
Metcash, Ltd. (a)	369,266	274,063
Mincor Resources NL	105,687	18,212
Mineral Deposits, Ltd. (a) (b)	45,217	14,614
Mineral Resources, Ltd. (a)	41,091	119,264
MMA Offshore, Ltd. (a)	100,235	36,410
Monadelphous Group, Ltd. (a)	40,177	173,851
Morning Star Gold NL (b) (c) (d)	33,455	484
Mortgage Choice, Ltd.	48,689	64,599
Mount Gibson Iron, Ltd. (a) (b)	439,215	53,941
Myer Holdings, Ltd. (a)	355,143	219,969
MyState, Ltd.	3,899	12,325
Navitas, Ltd. (a)	96,272	269,029
nearmap, Ltd. (b)	85,792	26,526
New Hope Corp., Ltd.	6,285	7,800
Newsat, Ltd. (a) (b) (c) (d)	113,333	6,861
nib holdings, Ltd. (a)	213,507	490,677
Nick Scali, Ltd.	16,348	41,816
Nine Entertainment Co. Holdings, Ltd. (a)	18,490	20,539
Noble Mineral Resources, Ltd. (b) (c) (d)	83,737	0
Northern Star Resources, Ltd. (a)	220,636	418,335
NRW Holdings, Ltd. (a)	94,219	6,290
Nufarm, Ltd.	79,335	454,506
Orocobre, Ltd. (b)	49,318	57,874
Orora, Ltd.	128,598	210,460
OrotonGroup, Ltd.	8,647	14,607
Otto Energy, Ltd.	308,140	6,269
OZ Minerals, Ltd.	149,299	350,729
OzForex Group, Ltd. (a)	99,303	187,310

Australia—(Continued)
Pacific Brands, Ltd. (b)	472,799	236,552
Pact Group Holdings, Ltd.	4,623	15,517
Paladin Energy, Ltd. (a) (b)	612,137	73,528
Panoramic Resources, Ltd.	146,618	29,531
Patties Foods, Ltd.	16,945	13,664
Peet, Ltd.	88,199	66,590
Peninsula Energy, Ltd. (b)	11,352	7,961
Perpetual, Ltd. (a)	19,830	554,017
Perseus Mining, Ltd. (a) (b)	185,112	40,599
Platinum Asset Management, Ltd. (a)	21,691	103,920
Platinum Australia, Ltd. (b) (c) (d)	116,796	90
Pluton Resources, Ltd. (b) (c) (d)	48,332	88
PMP, Ltd.	158,703	59,109
Premier Investments, Ltd.	44,992	407,449
Primary Health Care, Ltd. (a)	244,279	651,433
Prime Media Group, Ltd.	93,371	34,321
Programmed Maintenance Services, Ltd. (a)	50,859	94,981
Qube Holdings, Ltd. (a)	229,607	321,038
RCG Corp., Ltd.	90,942	82,117
RCR Tomlinson, Ltd.	61,564	93,103
Reckon, Ltd. (a)	36,898	51,383
Redflex Holdings, Ltd. (b)	19,984	3,366
Regis Resources, Ltd. (a)	180,703	229,051
Reject Shop, Ltd. (The)	12,421	75,273
Resolute Mining, Ltd. (b)	248,330	54,549
Resource Generation, Ltd. (b)	58,515	3,600
Retail Food Group, Ltd. (a)	58,434	171,017
Ridley Corp., Ltd.	123,003	111,943
RungePincockMinarco, Ltd. (b)	4,190	1,618
Ruralco Holdings, Ltd.	7,095	17,930
SAI Global, Ltd.	62,244	199,504
Salmat, Ltd.	45,807	20,185
Samson Oil & Gas, Ltd. (b)	581,639	1,636
Sandfire Resources NL	40,717	154,595
Saracen Mineral Holdings, Ltd. (b)	390,479	139,131
Sedgman, Ltd.	48,829	29,093
Select Harvests, Ltd. (a)	30,640	240,314
Senex Energy, Ltd. (b)	248,220	26,534
Servcorp, Ltd.	26,561	129,609
Service Stream, Ltd.	67,295	15,594
Seven Group Holdings, Ltd. (a)	15,634	48,179
Seven West Media, Ltd. (a)	460,617	240,596
Sigma Pharmaceuticals, Ltd.	621,692	325,738
Silex Systems, Ltd. (a) (b)	28,112	8,409
Silver Chef, Ltd.	7,252	48,585
Silver Lake Resources, Ltd. (a) (b)	112,092	12,176
Sims Metal Management, Ltd. (a)	86,197	585,515
Sirtex Medical, Ltd.	22,520	521,755
SKILLED Group, Ltd.	81,174	97,542
Slater & Gordon, Ltd. (a)	116,238	242,544
SMS Management & Technology, Ltd.	35,576	130,488
Southern Cross Media Group, Ltd. (a)	229,061	143,658
Spark Infrastructure Group	647,515	851,407
Specialty Fashion Group, Ltd.	34,701	13,253
St. Barbara, Ltd. (b)	192,892	144,071
Steadfast Group, Ltd.	71,948	72,166
Strike Energy, Ltd. (b)	182,555	13,502

MSF-78

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
STW Communications Group, Ltd. (a)	131,382	$65,158
Sundance Energy Australia, Ltd. (b)	177,630	36,013
Sundance Resources, Ltd. (a) (b)	819,104	9,951
Sunland Group, Ltd.	40,150	44,039
Super Retail Group, Ltd. (a)	69,714	437,223
Tabcorp Holdings, Ltd.	222,389	731,281
Tap Oil, Ltd. (b)	83,681	11,818
Tassal Group, Ltd.	72,156	218,093
Technology One, Ltd. (a)	85,252	230,689
Ten Network Holdings, Ltd. (a) (b)	919,245	116,812
TFS Corp., Ltd. (a)	95,643	102,610
Thorn Group, Ltd.	58,154	81,646
Tiger Resources, Ltd. (b)	409,321	16,519
Toro Energy, Ltd. (b)	75,052	2,744
Tox Free Solutions, Ltd.	67,596	122,511
Transfield Services, Ltd. (b)	195,706	146,525
Transpacific Industries Group, Ltd. (a)	693,108	331,694
Treasury Group, Ltd.	1,159	5,633
Treasury Wine Estates, Ltd.	67,868	313,705
Troy Resources, Ltd. (a) (b)	68,908	15,840
UGL, Ltd. (a)	29,320	38,973
UXC, Ltd.	122,634	108,469
Veda Group, Ltd. (a)	158,490	297,898
Villa World, Ltd.	14,787	21,730
Village Roadshow, Ltd.	32,709	160,791
Virgin Australia Holdings, Ltd. (b)	442,369	150,523
Virgin Australia International Holding, Ltd. (b) (c) (d)	968,773	1
Virtus Health, Ltd.	37,091	142,039
Vision Eye Institute, Ltd.	37,056	27,585
Vita Group, Ltd.	18,112	23,660
Vocus Communications, Ltd. (a)	88,565	366,196
Watpac, Ltd. (a)	37,999	23,761
Webjet, Ltd. (a)	22,295	66,060
Western Areas, Ltd.	104,247	158,728
Whitehaven Coal, Ltd. (a) (b)	92,475	58,689
WorleyParsons, Ltd.	12,225	50,927

		37,200,031

Austria—1.0%
A-TEC Industries AG (a) (b) (c) (d)	1,312	440
Agrana Beteiligungs AG (a)	1,574	134,125
ams AG (a)	29,130	1,087,551
Austria Technologie & Systemtechnik AG	14,133	208,529
CA Immobilien Anlagen AG (b)	16,824	310,258
Conwert Immobilien Invest SE (a) (b)	20,619	278,817
DO & Co. AG	1,857	150,434
EVN AG	12,657	139,363
Flughafen Wien AG	1,220	110,026
Kapsch TrafficCom AG	2,222	72,722
Lenzing AG	3,209	241,026
Mayr Melnhof Karton AG	3,412	393,834
Oberbank AG	182	10,442
Oesterreichische Post AG	10,867	373,361
Palfinger AG	5,947	159,813
POLYTEC Holding AG	10,783	82,040

Austria—(Continued)
Porr AG	1,436	36,940
Raiffeisen Bank International AG (b)	1,745	22,863
RHI AG	8,926	180,836
Rosenbauer International AG	1,972	159,378
S IMMO AG (b)	35,979	305,806
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,509	198,135
Semperit AG Holding	6,630	201,211
Strabag SE	6,827	153,636
Telekom Austria AG	4,556	25,683
UBM Development AG	78	2,994
UNIQA Insurance Group AG	14,804	128,213
Wienerberger AG	39,101	688,204
Zumtobel Group AG	19,568	430,926

		6,287,606

Belgium—1.7%
Ablynx NV (a) (b)	15,614	201,220
Ackermans & van Haaren NV	8,887	1,301,538
AGFA-Gevaert NV (b)	125,762	452,277
Atenor Group	1,089	50,661
Banque Nationale de Belgique	104	371,085
Barco NV	5,609	362,217
Bekaert S.A. (a)	11,685	307,761
BHF Kleinwort Benson Group S.A. (b)	24,115	143,915
bpost S.A.	4,747	112,711
Cie d’Entreprises CFE	5,563	705,149
Cie Immobiliere de Belgique S.A.	1,276	62,735
Cie Maritime Belge S.A. (a) (b)	6,424	110,018
D’ieteren S.A.	8,787	338,951
Deceuninck NV	49,164	132,451
Econocom Group S.A. (a)	27,496	238,546
Elia System Operator S.A.	12,209	594,332
Euronav NV (a)	30,049	420,182
EVS Broadcast Equipment S.A. (a)	4,761	123,112
Exmar NV (a)	10,339	95,983
Fagron (a)	13,446	255,949
Galapagos NV (b)	16,401	669,741
GIMV NV	250	11,398
Hamon & CIE S.A. (b)	300	2,380
Ion Beam Applications	11,487	371,177
Jensen-Group NV	738	16,422
Kinepolis Group NV	11,014	427,550
Lotus Bakeries NV	118	227,084
MDxHealth (b)	5,915	25,653
Melexis NV	13,858	641,225
Mobistar S.A. (b)	13,209	284,189
Nyrstar NV (a) (b)	94,248	212,178
Picanol	1,699	87,416
RealDolmen NV (b)	1,200	22,389
Recticel S.A.	24,409	135,160
Rentabiliweb Group (b)	1,352	10,202
Resilux NV	229	42,527
Roularta Media Group NV (b)	1,629	30,747
Sioen Industries NV	4,097	74,558
Sipef S.A.	3,346	159,579
Tessenderlo Chemie NV (b)	19,032	558,175

MSF-79

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Belgium—(Continued)
ThromboGenics NV (b)	9,279	$38,787
Umicore S.A. (a)	16,212	624,724
Van de Velde NV	3,377	218,420
Viohalco S.A. (b)	45,397	109,235

		11,381,709

Cambodia—0.1%
NagaCorp., Ltd. (a)	458,000	275,593

Canada—7.0%
5N Plus, Inc. (a) (b)	33,732	30,332
Absolute Software Corp. (a)	18,754	111,864
Acadian Timber Corp.	3,800	57,149
Advantage Oil & Gas, Ltd. (b)	117,131	611,767
Aecon Group, Inc.	33,422	340,356
AG Growth International, Inc. (a)	5,820	156,436
AGF Management, Ltd. - Class B	32,280	127,959
AGT Food & Ingredients, Inc. (a)	7,901	153,461
Aimia, Inc. (a)	24,571	215,054
AirBoss of America Corp.	3,761	57,211
AKITA Drilling, Ltd. - Class A	2,003	12,908
Alacer Gold Corp. (b)	102,778	231,818
Alamos Gold, Inc. - Class A	95,845	354,795
Alaris Royalty Corp. (a)	8,954	180,892
Algoma Central Corp.	4,410	50,693
Algonquin Power & Utilities Corp. (a)	77,093	545,341
Alterra Power Corp. (b)	150,766	47,450
Altius Minerals Corp. (a)	9,660	86,792
Altus Group, Ltd. (a)	14,488	222,341
Americas Silver Corp. (b)	88,421	10,270
Amerigo Resources, Ltd. (b)	44,359	9,473
Amica Mature Lifestyles, Inc.	7,591	104,550
Andrew Peller, Ltd. - Class A	1,139	15,517
Argonaut Gold, Inc. (a) (b)	52,825	53,834
Asanko Gold, Inc. (b)	23,027	33,648
Athabasca Oil Corp. (a) (b)	66,624	63,404
ATS Automation Tooling Systems, Inc. (b)	36,533	353,422
AuRico Metals, Inc. (b)	42,144	20,843
AutoCanada, Inc. (a)	8,428	163,318
Avigilon Corp. (a) (b)	14,381	122,850
Axia NetMedia Corp. (a)	22,633	49,353
B2Gold Corp. (a) (b)	313,368	331,097
Badger Daylighting, Ltd. (a)	15,562	227,395
Ballard Power Systems, Inc. (a) (b)	5,735	6,962
Bankers Petroleum, Ltd. (b)	141,893	185,008
Bellatrix Exploration, Ltd. (a) (b)	60,265	92,125
Birchcliff Energy, Ltd. (b)	58,552	279,926
Bird Construction, Inc. (a)	18,612	167,362
Black Diamond Group, Ltd. (a)	19,812	123,519
BlackPearl Resources, Inc. (a) (b)	117,817	83,871
BMTC Group, Inc.	5,387	60,954
BNK Petroleum, Inc. (a) (b)	29,567	8,419
Bonavista Energy Corp. (a)	15,300	35,197
Bonterra Energy Corp. (a)	12,499	182,732
Boralex, Inc. - Class A (a)	11,154	106,567
Boulder Energy, Ltd. (b)	15,381	57,283

Canada—(Continued)
Brookfield Real Estate Services, Inc.	800	8,063
BRP, Inc. (b)	10,168	192,922
Calfrac Well Services, Ltd. (a)	22,893	53,351
Calian Technologies, Ltd.	2,846	34,762
Canaccord Genuity Group, Inc.	54,653	214,189
Canacol Energy, Ltd. (a) (b)	32,061	62,705
Canadian Energy Services & Technology Corp. (a)	70,437	325,662
Canadian Western Bank (a)	32,028	563,760
Canam Group, Inc.	22,324	215,294
Canexus Corp. (a)	56,579	49,181
Canfor Corp. (b)	12,241	145,938
Canfor Pulp Products, Inc.	15,297	140,189
CanWel Building Materials Group, Ltd. (a)	9,304	37,579
Canyon Services Group, Inc. (a)	27,085	93,362
Capital Power Corp. (a)	43,408	614,120
Capstone Infrastructure Corp. (a)	47,117	109,098
Capstone Mining Corp. (b)	95,339	31,434
Cascades, Inc.	46,236	298,308
Cathedral Energy Services, Ltd.	13,349	11,804
Celestica, Inc. (b)	36,485	469,698
Celestica, Inc. (U.S. Listed Shares) (a) (b)	223	2,874
Centerra Gold, Inc.	51,685	292,023
Cequence Energy, Ltd. (a) (b)	86,636	26,942
Cervus Equipment Corp.	2,998	30,620
China Gold International Resources Corp., Ltd. (a) (b)	54,113	77,044
Chinook Energy, Inc. (b)	27,917	12,761
Cineplex, Inc. (a)	23,236	825,840
Clairvest Group, Inc.	200	4,429
Clarke, Inc. (a)	1,614	12,300
Clearwater Seafoods, Inc.	7,044	53,734
Cogeco Cable, Inc.	3,817	184,486
Cogeco, Inc.	3,209	128,288
Colliers International Group, Inc.	12,580	510,930
COM DEV International, Ltd.	38,475	126,280
Computer Modelling Group, Ltd.	26,520	225,157
Copper Mountain Mining Corp. (a) (b)	57,011	17,088
Corby Spirit and Wine, Ltd.	8,057	114,470
Corridor Resources, Inc. (b)	21,385	6,891
Corus Entertainment, Inc. - B Shares (a)	31,990	338,238
Cott Corp.	2,000	21,660
Cott Corp. (Toronto Exchange)	38,179	412,545
Crew Energy, Inc. (b)	69,029	211,044
Delphi Energy Corp. (b)	95,850	49,559
Denison Mines Corp. (a) (b)	247,548	92,749
Descartes Systems Group, Inc. (The) (b)	32,686	579,016
Descartes Systems Group, Inc. (The) (a) (b)	1,850	32,727
Detour Gold Corp. (a) (b)	56,767	605,316
DirectCash Payments, Inc. (a)	4,974	45,845
Dominion Diamond Corp.	23,880	255,173
Dominion Diamond Corp. (U.S. Listed Shares)	9,238	98,662
Dorel Industries, Inc. - Class B	12,134	286,142
Dundee Precious Metals, Inc. (a) (b)	40,545	66,233
E-L Financial Corp., Ltd.	177	90,853
Eastern Platinum, Ltd. (a) (b)	42,003	31,789
Echelon Financial Holdings, Inc.	900	9,381

MSF-80

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
EcoSynthetix, Inc. (b)	800	$791
Enbridge Income Fund Holdings, Inc. (a)	18,118	425,220
Endeavour Mining Corp. (b)	162,154	66,830
Endeavour Silver Corp. (a) (b)	37,334	57,631
EnerCare, Inc. (a)	25,125	265,088
Enerflex, Ltd.	29,289	289,488
Energy Fuels, Inc. (a) (b)	4,125	12,055
Enghouse Systems, Ltd.	7,089	284,144
Ensign Energy Services, Inc.	51,526	316,994
Epsilon Energy, Ltd. (b)	18,214	38,898
Equitable Group, Inc. (a)	3,909	164,767
Equity Financial Holdings, Inc. (b)	1,100	6,471
Essential Energy Services Trust (b)	53,526	27,274
Evertz Technologies, Ltd. (a)	9,149	96,186
Exchange Income Corp. (a)	6,151	112,004
Exco Technologies, Ltd. (a)	13,332	145,258
Exeter Resource Corp. (b)	11,335	3,567
EXFO, Inc. (b)	85	255
Extendicare, Inc. (a)	41,356	248,229
Fiera Capital Corp.	8,019	71,627
Firm Capital Mortgage Investment Corp. (a)	2,307	21,402
First Majestic Silver Corp. (a) (b)	51,360	164,337
First National Financial Corp. (a)	4,107	67,491
FirstService Corp.	12,580	406,576
Fortress Paper, Ltd. - Class A (a) (b)	7,338	26,064
Fortuna Silver Mines, Inc. (a) (b)	60,121	132,000
Gamehost, Inc. (a)	4,952	35,994
Genesis Land Development Corp. (b)	14,348	32,255
Genworth MI Canada, Inc. (a)	10,076	217,074
Gibson Energy, Inc. (a)	40,344	505,774
Glacier Media, Inc. (a)	9,600	5,323
Gluskin Sheff & Associates, Inc. (a)	12,033	179,616
GMP Capital, Inc.	28,336	87,906
Goeasy, Ltd. (a)	2,000	23,290
Golden Star Resources, Ltd. (a) (b)	73,133	14,522
Gran Tierra Energy, Inc. (b)	99,813	213,912
Granite Oil Corp.	10,252	55,236
Great Canadian Gaming Corp. (b)	23,794	332,528
Great Panther Silver, Ltd. (a) (b)	67,206	26,691
Guyana Goldfields, Inc. (b)	41,155	110,405
Hanfeng Evergreen, Inc. (b) (c) (d)	12,100	1,173
Heroux-Devtek, Inc. (b)	14,606	129,478
High Liner Foods, Inc.	7,007	81,858
HNZ Group, Inc.	3,031	37,430
Home Capital Group, Inc. (a)	20,814	499,567
Horizon North Logistics, Inc.	30,612	54,595
HudBay Minerals, Inc.	103,103	380,890
IAMGOLD Corp. (a) (b)	152,782	249,580
IMAX Corp. (a) (b)	21,475	725,640
Imperial Metals Corp. (b)	15,126	70,048
Indigo Books & Music, Inc. (b)	1,986	16,147
Innergex Renewable Energy, Inc. (a)	38,391	300,626
Interfor Corp. (b)	33,292	235,002
International Tower Hill Mines, Ltd. (b)	21,604	6,961
Intertape Polymer Group, Inc. (a)	20,313	217,210
Ithaca Energy, Inc. (a) (b)	94,516	43,912
Just Energy Group, Inc. (a)	71,937	443,104

Canada—(Continued)
K-Bro Linen, Inc.	2,919	103,898
Katanga Mining, Ltd. (b)	26,500	3,376
Kelt Exploration, Ltd. (a) (b)	21,351	91,356
Killam Properties, Inc. (a)	24,086	179,585
Kingsway Financial Services, Inc. (b)	8,765	40,393
Kinross Gold Corp. (b)	62,046	107,866
Kirkland Lake Gold, Inc. (a) (b)	34,082	141,742
Knight Therapeutics, Inc. (b)	4,998	26,441
Lake Shore Gold Corp. (a) (b)	187,975	157,761
Laurentian Bank of Canada	13,206	498,058
Leon’s Furniture, Ltd.	9,639	98,593
Lightstream Resources, Ltd. (a)	108,373	28,423
Liquor Stores N.A., Ltd. (a)	12,660	103,879
Long Run Exploration, Ltd. (a)	45,123	10,144
Lucara Diamond Corp. (a)	110,136	123,795
Lundin Mining Corp. (b)	7,972	22,521
MacDonald Dettwiler & Associates, Ltd.	4,475	243,384
Magellan Aerospace Corp. (a)	5,794	68,686
Mainstreet Equity Corp. (a) (b)	2,561	60,182
Major Drilling Group International, Inc. (a)	36,670	122,279
Mandalay Resources Corp.	87,627	45,964
Manitoba Telecom Services, Inc. (a)	9,487	199,764
Maple Leaf Foods, Inc.	48,931	807,756
Martinrea International, Inc.	32,289	255,505
Maxim Power Corp. (b)	2,800	5,308
McCoy Global, Inc.	4,388	9,174
Mediagrif Interactive Technologies, Inc. (a)	4,176	52,102
Medical Facilities Corp. (a)	12,861	151,402
Melcor Developments, Ltd.	3,120	35,303
Mitel Networks Corp. (b)	23,670	152,538
Mood Media Corp. (b)	28,391	6,702
Morneau Shepell, Inc. (a)	19,585	225,128
MTY Food Group, Inc. (a)	6,004	143,205
Mullen Group, Ltd. (a)	37,792	505,498
Nautilus Minerals, Inc. (b)	52,914	11,300
Nevada Copper Corp. (a) (b)	10,550	7,194
Nevsun Resources, Ltd. (a)	81,011	237,357
New Flyer Industries, Inc. (a)	17,136	256,815
New Gold, Inc. (b)	48,813	110,099
Newalta Corp.	23,919	164,718
Norbord, Inc. (a)	7,018	100,655
North American Energy Partners, Inc.	14,743	31,928
North West Co., Inc. (The) (a)	17,071	360,224
Northern Dynasty Minerals, Ltd. (a) (b)	27,464	8,232
Northland Power, Inc. (a)	33,879	441,481
NuVista Energy, Ltd. (b)	59,117	223,710
OceanaGold Corp. (a)	150,911	220,514
Ovivo, Inc. - Class A (b)	12,735	13,169
Pacific Exploration and Production Corp. (a)	69,663	155,561
Painted Pony Petroleum, Ltd. (b)	38,738	158,493
Pan American Silver Corp. (a)	55,071	349,945
Parex Resources, Inc. (b)	55,359	383,717
Parkland Fuel Corp. (a)	28,463	487,572
Pason Systems, Inc.	29,316	412,116
Pengrowth Energy Corp. (a)	110,395	94,305
Perpetual Energy, Inc. (a) (b)	50,316	29,409
Phoscan Chemical Corp. (b)	28,500	5,980

MSF-81

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
PHX Energy Services Corp.	12,350	$26,375
Pilot Gold, Inc. (a) (b)	11,266	2,955
Pizza Pizza Royalty Corp. (a)	5,398	54,769
Platinum Group Metals, Ltd. (b)	32,084	7,213
Points International, Ltd. (a) (b)	5,320	57,406
Polymet Mining Corp. (a) (b)	38,355	25,867
Precision Drilling Corp. (a)	73,198	270,961
Premium Brands Holdings Corp.	7,879	184,975
Primero Mining Corp. (b)	70,253	164,248
Pulse Seismic, Inc. (a)	22,620	39,494
QLT, Inc. (b)	25,500	67,834
Questerre Energy Corp. - Class A (a) (b)	83,569	11,898
RB Energy, Inc. (b) (d)	76,741	23
Reitmans Canada, Ltd.	4,000	12,499
Reitmans Canada, Ltd. - Class A	20,566	65,034
Richelieu Hardware, Ltd.	6,130	305,834
Richmont Mines, Inc. (b)	20,415	57,061
RMP Energy, Inc. (b)	72,808	69,289
Rock Energy, Inc. (a) (b)	14,187	14,245
Rocky Mountain Dealerships, Inc. (a)	3,738	18,011
Rogers Sugar, Inc. (a)	35,106	107,067
RONA, Inc.	58,689	598,544
Rubicon Minerals Corp. (a) (b)	49,480	35,594
Russel Metals, Inc. (a)	25,722	416,525
Sabina Gold & Silver Corp. (a) (b)	45,006	12,816
Sandstorm Gold, Ltd. (b)	48,383	128,707
Sandvine Corp. (a) (b)	90,000	156,463
Savanna Energy Services Corp.	34,913	36,627
Sears Canada, Inc. (a) (b)	5,768	37,603
Secure Energy Services, Inc. (a)	55,376	372,631
SEMAFO, Inc. (a) (b)	123,983	268,498
Serinus Energy, Inc. (b)	1,398	639
ShawCor, Ltd.	22,391	469,464
Sherritt International Corp. (a)	132,332	74,372
Sienna Senior Living, Inc. (a)	13,276	167,430
Sierra Wireless, Inc. (a) (b)	18,510	392,254
Sierra Wireless, Inc. (U.S. Listed Shares) (b)	1,403	29,687
Silver Standard Resources, Inc. (a) (b)	37,551	244,806
Solium Capital, Inc. (b)	11,317	59,278
Sprott Resource Corp. (a) (b)	40,405	18,469
Sprott, Inc. (a)	56,027	99,501
Spyglass Resources Corp.	38,341	3,017
St Andrew Goldfields, Ltd. (b)	87,850	19,420
Stantec, Inc. (a)	23,681	517,806
Stella-Jones, Inc.	13,690	441,424
Stornoway Diamond Corp. (b)	33,687	17,923
Strad Energy Services, Ltd.	10,641	17,861
Street Capital Group, Inc. (b)	5,900	7,295
Stuart Olson, Inc.	11,157	46,484
Student Transportation, Inc. (a)	27,425	111,180
SunOpta, Inc. (a) (b)	26,392	128,549
Superior Plus Corp. (a)	48,949	403,109
Surge Energy, Inc. (a)	64,375	130,245
TAG Oil, Ltd. (a) (b)	22,471	14,144
Tahoe Resources, Inc.	53,862	416,124
Taseko Mines, Ltd. (b)	108,786	43,205
Tembec, Inc. (b)	32,111	25,747

Canada—(Continued)
Teranga Gold Corp. (b)	108,211	43,787
Teranga Gold Corp. (b)	26,882	11,491
Thompson Creek Metals Co., Inc. (a) (b)	107,292	49,847
Timminco, Ltd. (b)	16,700	22
Timmins Gold Corp. (b)	59,665	14,978
TMX Group, Ltd.	2,627	92,245
TORC Oil & Gas, Ltd. (a)	40,624	170,776
Toromont Industries, Ltd. (a)	29,983	729,523
Torstar Corp. - Class B (a)	21,453	68,161
Total Energy Services, Inc.	13,248	145,038
TransAlta Corp. (a)	39,239	182,302
TransAlta Renewables, Inc. (a)	10,414	80,222
Transcontinental, Inc. - Class A	26,130	372,027
TransForce, Inc. (a)	25,364	454,062
TransGlobe Energy Corp.	36,372	95,120
Transition Therapeutics, Inc. (b)	800	1,379
Trican Well Service, Ltd. (b)	55,663	28,363
Trinidad Drilling, Ltd. (a)	68,873	114,057
Twin Butte Energy, Ltd. (a)	80,345	18,664
Uex Corp. (b)	89,800	7,402
Uni-Select, Inc. (a)	8,978	406,348
Valener, Inc. (a)	16,303	203,406
Vecima Networks, Inc.	2,500	19,858
Wajax Corp. (a)	7,885	130,521
Wesdome Gold Mines, Ltd. (b)	38,107	27,699
Western Energy Services Corp. (a)	17,973	69,225
Western Forest Products, Inc. (a)	145,247	195,912
Westshore Terminals Investment Corp. (a)	23,388	445,152
Whistler Blackcomb Holdings, Inc.	12,342	198,841
Wi-Lan, Inc.	58,061	105,289
Winpak, Ltd. (a)	9,102	274,867
Xtreme Drilling & Coil Services Corp. (a) (b)	11,600	14,429
Yangarra Resources, Ltd. (a) (b)	5,900	3,272
Yellow Pages, Ltd. (b)	6,041	72,157
Zargon Oil & Gas, Ltd. (a)	11,121	12,334
ZCL Composites, Inc.	9,681	40,625
Zenith Epigenetics Corp. (b) (c) (d)	12,830	779

		46,397,304

China—0.0%
China Chuanglian Education Group, Ltd. (b)	336,000	10,754
Li Heng Chemical Fibre Technologies, Ltd. (b) (d)	61,800	17,371

		28,125

Denmark—1.9%
ALK-Abello A/S	1,476	169,142
Alm Brand A/S (a)	41,706	240,414
Ambu A/S - Class B (a)	10,644	288,349
Bakkafrost P/F	8,908	285,001
Bang & Olufsen A/S (a) (b)	9,221	64,191
Bavarian Nordic A/S (b)	14,671	581,936
Brodrene Hartmann A/S	363	13,119
D/S Norden A/S (b)	5,328	117,663
DFDS A/S	11,185	355,842
FLSmidth & Co. A/S (a)	19,649	653,327

MSF-82

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Genmab A/S (b)	10,677	$981,508
GN Store Nord A/S	70,478	1,267,321
Greentech Energy Systems A/S (b)	1,142	1,189
Gronlandsbanken A/S	17	1,540
Harboes Bryggeri A/S - Class B	1,454	21,897
IC Group A/S	3,209	91,506
Jeudan A/S (b)	201	20,369
Jyske Bank A/S (b)	14,672	813,091
NKT Holding A/S	6,820	360,281
Nordjyske Bank A/S	185	3,368
Parken Sport & Entertainment A/S (b)	2,351	20,419
PER Aarsleff A/S - Class B	962	330,651
Ringkjoebing Landbobank A/S	2,258	503,570
Rockwool International A/S - B Shares	3,675	524,581
Royal Unibrew A/S	22,465	842,341
RTX A/S	1,288	16,808
Santa Fe Group A/S (a) (b)	7,121	62,021
Schouw & Co.	7,785	419,197
SimCorp A/S	17,307	872,242
Solar A/S - B Shares	3,176	191,844
Spar Nord Bank A/S	32,428	369,946
Sydbank A/S	26,018	991,398
TK Development A/S (a) (b)	55,316	66,726
Topdanmark A/S (b)	36,923	1,050,410
United International Enterprises	1,090	173,027
Vestjysk Bank A/S (b)	3,300	4,344
Zealand Pharma A/S (a) (b)	2,949	64,990

		12,835,569

Finland—2.7%
Ahlstrom Oyj (a)	11,406	90,084
Aktia Bank Oyj	3,139	38,282
Alma Media Oyj (b)	31,691	91,464
Amer Sports Oyj	47,651	1,213,752
Apetit Oyj	1,205	18,138
Aspo Oyj	8,414	60,809
Atria Oyj	2,604	22,681
BasWare Oyj (a)	3,525	154,180
Biotie Therapies Oyj (b)	118,993	20,930
Bittium Oyj (a)	35,381	198,579
Cargotec Oyj - B Shares	12,591	344,914
Caverion Corp.	58,474	585,716
Citycon Oyj (b)	146,997	362,085
Comptel Oyj	30,187	40,162
Cramo Oyj	9,503	198,482
Elisa Oyj (a)	45,604	1,543,711
F-Secure Oyj (a)	54,590	151,259
Finnair Oyj (b)	35,859	123,139
Finnlines Oyj (b)	9,624	159,109
Fiskars Oyj Abp	17,515	352,296
HKScan Oyj - A Shares	6,704	29,414
Huhtamaki Oyj	51,530	1,575,982
Ilkka-Yhtyma Oyj	2,976	6,610
Kemira Oyj (a)	41,153	475,886
Kesko Oyj - A Shares	494	16,038
Kesko Oyj - B Shares	24,862	880,336

Finland—(Continued)
Konecranes Oyj (a)	16,662	417,511
Lassila & Tikanoja Oyj	14,630	293,638
Lemminkainen Oyj (b)	5,098	66,113
Metsa Board Oyj	135,387	764,860
Metso Oyj	10,914	227,304
Munksjo Oyj (a) (b)	6,311	52,861
Neste Oyj (a)	10,999	253,466
Nokian Renkaat Oyj (a)	40,917	1,326,407
Okmetic Oyj	6,360	50,341
Olvi Oyj - A Shares	6,303	155,423
Oriola-KD Oyj - B Shares (a) (b)	76,371	367,617
Orion Oyj - Class A	15,714	601,179
Orion Oyj - Class B	36,394	1,377,654
Outokumpu Oyj (a) (b)	102,277	236,677
Outotec Oyj (a)	52,402	194,169
PKC Group Oyj (a)	7,624	138,888
Ponsse Oy	3,208	52,952
Poyry Oyj (a) (b)	14,295	57,536
Raisio plc - V Shares (a)	58,833	283,246
Ramirent Oyj	41,687	319,813
Rapala VMC Oyj	8,902	48,336
Saga Furs Oyj	836	17,517
Sanoma Oyj (a)	31,912	118,076
Stockmann Oyj Abp - B Shares (a) (b)	11,956	93,200
Talvivaara Mining Co. plc (a) (b) (c) (d)	286,881	3,654
Technopolis Oyj	44,123	169,821
Teleste Oyj	772	6,566
Tieto Oyj	27,532	696,682
Tikkurila Oyj (a)	18,446	306,619
Uponor Oyj	23,381	304,323
Vaisala Oyj - A Shares	4,116	109,161
Valmet Oyj	5,431	52,721
YIT Oyj (a)	33,084	181,652

		18,100,021

France—4.5%
ABC Arbitrage	4,710	26,315
Actia Group	5,737	30,798
Air France-KLM (a) (b)	74,648	521,102
Akka Technologies S.A.	3,513	90,859
Albioma S.A.	12,855	214,192
Altamir Amboise	9,152	101,414
Alten S.A.	9,511	488,584
Altran Technologies S.A.	70,704	821,259
APRIL S.A.	9,077	131,886
Assystem	5,996	122,999
Aubay	1,785	30,912
Audika Groupe	2,159	42,830
Axway Software S.A.	2,132	51,721
Bastide le Confort Medical	590	12,656
Beneteau S.A. (a)	17,061	253,868
BioMerieux	4,066	439,866
Boiron S.A.	2,738	264,172
Bonduelle SCA	7,722	198,854
Burelle S.A.	184	117,188
Catering International Services	541	8,956

MSF-83

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Cegedim S.A. (b)	2,929	$117,912
Cegid Group S.A.	3,132	132,098
Chargeurs S.A.	7,816	64,997
Cie des Alpes	3,241	63,848
Derichebourg S.A. (b)	31,305	90,014
Devoteam S.A.	4,902	160,942
Eiffage S.A.	15,551	961,441
Electricite de Strasbourg S.A.	88	10,447
Eramet (a) (b)	1,499	55,367
Esso S.A. Francaise (b)	1,341	92,916
Etablissements Maurel et Prom (a) (b)	26,859	99,671
Euler Hermes Group	2,457	227,793
Euro Disney SCA (b)	79,170	110,611
Eurofins Scientific SE (a)	3,562	1,095,784
Exel Industries - A Shares	618	32,735
Faiveley Transport S.A.	3,418	353,254
Faurecia	31,687	987,719
Fimalac	3,854	360,874
Fleury Michon S.A.	461	32,220
GameLoft SE (a) (b)	18,424	67,958
Gaztransport Et Technigaz S.A.	3,026	157,242
GEA	165	13,830
GECI International (b) (c) (d)	9,793	0
GL Events	3,648	70,632
Groupe Crit	1,538	79,624
Groupe Flo (b)	5,857	15,339
Groupe Fnac S.A. (b)	2,761	157,876
Groupe Gorge (a)	1,266	32,373
Groupe Open	22	305
Guerbet	2,652	189,160
Haulotte Group S.A.	10,056	141,353
Havas S.A.	6,307	51,522
HERIGE SADCS	235	6,018
Hi-Media S.A. (b)	1,120	5,387
HiPay Group S.A. (b)	1,527	12,005
Imerys S.A.	2,714	174,454
Interparfums S.A.	4,366	111,830
Ipsen S.A.	13,044	809,369
IPSOS	12,134	238,580
Jacquet Metal Service	7,386	99,944
Korian S.A.	23,784	896,106
Lagardere SCA	51,526	1,428,277
Lanson-BCC	15	545
Laurent-Perrier	1,367	117,935
Le Noble Age (b)	1,488	35,515
Lectra	10,108	112,045
LISI	11,625	314,623
Maisons France Confort S.A.	1,754	74,208
Manitou BF S.A.	4,534	75,908
Manutan International	589	28,277
Mersen	8,985	181,155
METabolic EXplorer S.A. (b)	6,035	21,663
Metropole Television S.A.	21,233	406,091
MGI Coutier	4,744	75,524
Montupet (a)	4,202	247,294
Mr. Bricolage	601	8,410

France—(Continued)
Naturex (a) (b)	2,358	167,684
Neopost S.A. (a)	12,528	326,608
Nexans S.A. (b)	10,974	370,296
Nexity S.A.	12,502	538,983
NextRadioTV	3,349	135,907
NRJ Group (b)	12,040	112,476
Onxeo S.A. (b)	4,566	17,755
Orpea	15,896	1,264,930
Parrot S.A. (a) (b)	3,230	157,630
Pierre & Vacances S.A. (b)	3,103	83,871
Plastic Omnium S.A. (a)	34,713	795,718
Rallye S.A. (a)	8,372	137,605
Recylex S.A. (b)	8,543	10,050
Rexel S.A.	16,879	207,562
Robertet S.A.	14	3,505
Rubis SCA (a)	16,453	1,225,388
Saft Groupe S.A.	16,151	528,524
Samse S.A.	107	14,295
Sartorius Stedim Biotech	1,438	427,961
Savencia S.A.	3,042	195,096
SEB S.A.	6,523	601,720
Seche Environnement S.A.	1,555	55,721
Sequana S.A. (b)	10,224	46,441
Soc Mar Tunnel Prado Car	293	11,268
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (b)	16	555
Societe Television Francaise 1	52,277	735,256
Soitec (a) (b)	84,062	48,005
Solocal Group (a) (b)	489,833	125,103
Somfy S.A.	202	58,196
Sopra Steria Group	6,938	770,447
Spir Communication S.A. (b)	848	8,631
Ste Industrielle d’Aviation Latecoere S.A. (a) (b)	26,469	100,554
STEF S.A.	1,145	75,513
Store Electronic (b)	715	9,829
Sword Group	3,419	84,659
Synergie S.A.	4,419	115,241
Technicolor S.A.	88,305	610,298
Teleperformance	24,566	1,863,257
Tessi S.A.	895	113,901
TFF Group	308	31,660
Theolia S.A. (b)	38,489	22,843
Thermador Groupe	1,002	86,798
Total Gabon	324	64,093
Touax S.A.	1,463	20,490
Trigano S.A.	5,078	241,762
UBISOFT Entertainment (b)	41,482	841,340
Union Financiere de France BQE S.A.	1,856	49,605
Valneva SE (a) (b)	15,386	55,228
Vetoquinol S.A.	1,341	58,727
Vicat S.A. (a)	5,373	335,425
VIEL & Cie S.A.	4,205	14,394
Vilmorin & Cie S.A. (a)	2,684	196,313
Virbac S.A.	1,586	274,025
Vranken-Pommery Monopole S.A. (a)	958	28,395

		29,956,988

MSF-84

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—6.1%
Aareal Bank AG	32,420	$1,153,637
Adler Modemaerkte AG	2,828	31,597
ADVA Optical Networking SE (b)	13,833	148,097
Air Berlin plc (a) (b)	15,003	15,203
AIXTRON SE (a) (b)	30,799	186,392
Allgeier SE	2,942	52,505
Amadeus Fire AG	2,610	231,703
Aurubis AG	14,317	909,981
Axel Springer SE	9,537	531,714
Balda AG (a) (b)	14,264	50,242
Basler AG	236	11,351
Bauer AG	4,696	88,575
BayWa AG	305	12,218
BayWa AG (a)	5,731	184,303
Bechtle AG	9,570	860,815
Bertrandt AG (a)	1,677	174,660
Bijou Brigitte AG	1,603	88,061
Biotest AG	4,221	85,195
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange) (a)	30,779	140,098
CANCOM SE	7,824	271,766
Carl Zeiss Meditec AG (a)	10,600	296,085
CENIT AG	5,981	112,039
CENTROTEC Sustainable AG	3,158	47,653
Cewe Stiftung & Co. KGaA	3,145	174,701
Comdirect Bank AG	13,399	151,886
CompuGroup Medical AG	8,932	295,045
Constantin Medien AG (b)	15,941	33,860
CropEnergies AG (a) (b)	9,235	47,167
CTS Eventim AG & Co. KGaA	19,994	740,192
Data Modul AG	138	5,213
DEAG Deutsche Entertainment AG (b)	2,049	10,310
Delticom AG (a)	1,562	35,939
Deutsche Beteiligungs AG	2,815	78,377
Deutz AG	35,346	118,495
Dialog Semiconductor plc (a) (b)	22,851	914,347
DIC Asset AG (a)	2,158	19,410
DMG Mori AG (a)	20,797	795,901
Dr. Hoenle AG	2,084	53,930
Draegerwerk AG & Co. KGaA	1,062	75,256
Drillisch AG (a)	30,810	1,635,784
Duerr AG	8,529	598,686
Eckert & Ziegler AG	1,629	33,968
Elmos Semiconductor AG	7,336	111,095
ElringKlinger AG (a)	11,206	215,358
Euromicron AG (b)	2,048	19,364
Evotec AG (b)	24,706	109,833
Fielmann AG	4,101	280,488
Francotyp-Postalia Holding AG	3,300	15,934
Fraport AG Frankfurt Airport Services Worldwide	3,036	187,230
Freenet AG	56,906	1,878,228
FUCHS Petrolub SE	5,026	193,238
Gerresheimer AG	9,821	716,414
Gerry Weber International AG (a)	9,842	148,761
Gesco AG	1,521	116,252
GFK SE	7,937	277,547

Germany—(Continued)
GFT Technologies SE	9,142	222,547
Grammer AG (a)	7,596	173,500
GRENKELEASING AG	2,621	415,355
H&R AG (b)	4,113	36,572
Hamburger Hafen und Logistik AG (a)	8,624	140,328
Heidelberger Druckmaschinen AG (a) (b)	153,682	393,561
HOCHTIEF AG (a)	1,291	107,479
Homag Group AG	1,678	65,062
Hornbach Baumarkt AG	1,173	43,841
Indus Holding AG	13,812	617,204
Init Innovation In Traffic Systems AG	1,794	41,090
Isra Vision AG	2,083	116,656
Jenoptik AG	19,047	269,463
Joyou AG (b)	688	30
KION Group AG (b)	11,953	529,888
Kloeckner & Co. SE (a)	38,909	318,027
Koenig & Bauer AG (b)	4,373	128,899
Kontron AG (a) (b)	21,842	61,756
Krones AG	5,091	535,372
KSB AG	103	46,383
KUKA AG (a)	8,843	677,053
KWS Saat SE	949	315,800
LANXESS AG	31,725	1,482,188
LEG Immobilien AG (b)	15,758	1,299,192
Leifheit AG	945	41,531
Leoni AG	12,471	663,690
LPKF Laser & Electronics AG (a)	5,852	54,550
Manz AG (a) (b)	1,272	92,429
Medigene AG (b)	3,423	23,526
MLP AG	20,985	93,013
MTU Aero Engines AG	14,899	1,244,442
MVV Energie AG	3,445	81,356
Nemetschek AG	12,828	481,732
Nexus AG	2,764	55,312
Nordex SE (b)	23,261	635,276
Norma Group SE	10,781	529,108
OHB SE (a)	2,315	45,675
OSRAM Licht AG	21,899	1,131,471
Paion AG (b)	12,581	28,226
Patrizia Immobilien AG (b)	15,957	381,167
Pfeiffer Vacuum Technology AG	4,085	470,745
PNE Wind AG (b)	24,548	57,559
Progress-Werk Oberkirch AG	822	31,797
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (b)	2,118	28,407
Puma SE (a)	549	113,340
PVA TePla AG (b)	3,358	9,761
QSC AG (a)	26,632	44,849
R Stahl AG	1,594	58,769
Rational AG	1,017	406,270
Rheinmetall AG	12,940	791,816
Rhoen Klinikum AG (a)	32,246	911,930
RIB Software AG (a)	1,026	16,123
SAF-Holland S.A. (a)	31,896	420,329
Salzgitter AG (a)	12,083	299,545
Schaltbau Holding AG	2,118	109,960
SGL Carbon SE (a) (b)	18,022	286,222

MSF-85

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
SHW AG	2,013	$45,321
Singulus Technologies AG (a) (b)	35,179	24,182
Sixt SE (a)	9,652	469,469
SMA Solar Technology AG (a) (b)	3,992	172,391
SMT Scharf AG (b)	831	11,051
Softing AG	1,971	24,018
Software AG	20,357	593,183
Solarworld AG (b)	348	5,853
Stada Arzneimittel AG	19,797	707,862
STRATEC Biomedical AG	1,697	98,687
Stroeer SE	8,451	497,277
Suedzucker AG (a)	26,310	477,590
Surteco SE	970	18,886
Suss Microtec AG (a) (b)	6,216	39,208
Syzygy AG	2,587	25,820
TAG Immobilien AG (a)	77,264	915,393
Takkt AG	11,656	218,726
Technotrans AG	3,008	50,848
Tom Tailor Holding AG (a) (b)	6,389	35,672
Tomorrow Focus AG (b)	1,815	6,323
TUI AG	76,009	1,388,878
VERBIO Vereinigte BioEnergie AG (b)	780	3,631
Vossloh AG (a) (b)	4,089	304,164
VTG AG (a)	5,545	164,067
Wacker Chemie AG (a)	2,424	183,745
Wacker Neuson SE	10,071	145,852
Washtec AG	3,397	83,042
Wincor Nixdorf AG	10,359	406,436
XING AG	1,747	375,315

		40,942,161

Hong Kong—3.0%
Alco Holdings, Ltd.	136,000	38,682
Allan International Holdings	70,000	17,246
Allied Group, Ltd.	22,000	95,096
Allied Properties HK, Ltd.	1,466,024	304,377
Anxian Yuan China Holdings, Ltd. (b)	420,000	7,021
Apac Resources, Ltd. (b)	472,173	5,102
APT Satellite Holdings, Ltd.	164,250	142,413
Arts Optical International Holdings, Ltd.	16,000	5,781
Asia Financial Holdings, Ltd. (a)	300,000	115,447
Asia Satellite Telecommunications Holdings, Ltd.	58,500	91,182
Asia Standard International Group, Ltd. (a)	370,000	69,303
ASM Pacific Technology, Ltd. (a)	26,600	175,646
Associated International Hotels, Ltd. (d)	14,000	38,477
Aupu Group Holding Co., Ltd.	246,000	62,783
Auto Italia Holdings (a) (b)	175,000	9,935
Bel Global Resources Holdings, Ltd. (b) (c) (d)	520,000	0
Bonjour Holdings, Ltd.	615,000	25,156
Bossini International Holdings	302,000	25,002
Bright Smart Securities & Commodities Group, Ltd.	40,000	11,368
Brockman Mining, Ltd. (a) (b)	2,516,770	52,009
Burwill Holdings, Ltd. (b)	1,566,000	58,240
Cafe de Coral Holdings, Ltd.	134,000	446,963

Hong Kong—(Continued)
CEC International Holdings, Ltd.	80,000	16,698
Century City International Holdings, Ltd.	616,000	40,795
Champion Technology Holdings, Ltd. (b)	1,233,093	19,845
Chen Hsong Holdings	150,000	35,402
Cheuk Nang Holdings, Ltd.	89,020	67,545
Chevalier International Holdings, Ltd.	70,000	123,275
China Billion Resources, Ltd. (b) (c) (d)	476,000	0
China Daye Non-Ferrous Metals Mining, Ltd. (a) (b)	2,366,000	44,620
China Energy Development Holdings, Ltd. (a) (b)	3,670,000	74,974
China Flavors & Fragrances Co., Ltd.	71,446	17,151
China Infrastructure Investment, Ltd. (b)	626,000	8,382
China Metal International Holdings, Inc.	198,000	53,216
China Public Procurement, Ltd. (b)	1,260,000	20,550
China Smarter Energy Group Holdings, Ltd. (a) (b)	1,018,000	95,099
China Solar Energy Holdings, Ltd. (b) (c) (d)	162,000	705
China Star Entertainment, Ltd. (a) (b)	3,150,000	12,311
China Strategic Holdings, Ltd. (b)	1,732,500	51,613
China Ting Group Holdings, Ltd. (b)	318,550	22,059
Chinney Investment, Ltd.	8,000	1,669
Chow Sang Sang Holdings International, Ltd.	119,000	240,052
Chu Kong Shipping Enterprise Group Co., Ltd.	154,000	45,132
Chuang’s China Investments, Ltd.	341,000	19,441
Chuang’s Consortium International, Ltd.	446,357	49,328
CITIC Telecom International Holdings, Ltd.	467,000	160,138
CK Life Sciences International Holdings, Inc.	1,594,000	142,930
CNT Group, Ltd.	246,000	11,079
Continental Holdings, Ltd. (b)	220,000	3,825
CP Lotus Corp. (b)	1,750,000	39,882
Crocodile Garments (b)	216,000	27,859
Cross-Harbour Holdings, Ltd. (The) (a)	119,000	158,323
CSI Properties, Ltd.	3,194,023	102,172
CST Mining Group, Ltd. (b)	8,984,000	92,463
Dah Sing Banking Group, Ltd.	172,671	317,662
Dah Sing Financial Holdings, Ltd.	66,260	364,671
Dan Form Holdings Co., Ltd.	287,000	46,556
Dickson Concepts International, Ltd.	131,000	47,151
Dorsett Hospitality International, Ltd.	415,000	80,888
Eagle Nice International Holdings, Ltd.	120,000	24,327
EcoGreen International Group, Ltd.	99,000	22,048
Emperor Capital Group, Ltd.	540,000	42,397
Emperor Entertainment Hotel, Ltd.	235,000	42,258
Emperor International Holdings, Ltd.	565,250	109,084
Emperor Watch & Jewellery, Ltd.	1,520,000	50,458
ENM Holdings, Ltd. (b)	556,000	28,865
EPI Holdings, Ltd. (b)	97,800	4,211
Esprit Holdings, Ltd. (a)	833,950	624,528
eSun Holdings, Ltd. (b)	400,000	35,272
Fairwood Holdings, Ltd.	34,500	97,796
Far East Consortium International, Ltd.	514,010	189,503
Fountain SET Holdings, Ltd.	422,000	45,136
Fujikon Industrial Holdings, Ltd.	100,000	13,028
Fullshare Holdings, Ltd. (b)	787,500	142,461
Future Bright Holdings, Ltd.	156,000	17,626
G-Resources Group, Ltd.	11,842,800	309,479

MSF-86

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
GCL New Energy Holdings, Ltd. (a) (b)	872,000	$60,077
Get Nice Holdings, Ltd.	2,574,000	92,121
Giordano International, Ltd.	536,000	258,772
Global Brands Group Holding, Ltd. (b)	378,000	78,637
Glorious Sun Enterprises, Ltd.	262,000	43,187
Gold Peak Industries Holding, Ltd.	277,714	28,730
Golden Resources Development International, Ltd.	370,000	22,959
Guangnan Holdings, Ltd.	264,000	36,657
Guotai Junan International Holdings, Ltd. (a)	378,600	108,939
Haitong International Securities Group, Ltd. (a)	400,730	199,132
Hao Tian Development Group, Ltd. (b)	780,000	55,946
Harbour Centre Development, Ltd.	88,000	150,354
HKR International, Ltd.	405,600	194,971
HNA International Investment Holdings, Ltd. (b)	634,000	32,559
Hon Kwok Land Investment Co., Ltd.	140,000	47,849
Hong Kong Aircraft Engineering Co., Ltd. (a)	8,800	66,845
Hong Kong Ferry Holdings Co., Ltd.	22,000	25,201
Hong Kong Television Network, Ltd. (b)	165,000	34,880
Hongkong & Shanghai Hotels (The)	21,000	23,772
Hongkong Chinese, Ltd.	866,000	134,877
Hopewell Holdings, Ltd.	41,500	141,552
Hsin Chong Construction Group, Ltd.	918,000	109,550
Hung Hing Printing Group, Ltd.	252,000	31,782
Hutchison Telecommunications Hong Kong Holdings, Ltd. (a)	526,000	211,250
I-CABLE Communications, Ltd. (b)	177,000	11,697
Imagi International Holdings, Ltd. (b)	2,403,000	35,118
Integrated Waste Solutions Group Holdings, Ltd. (b)	504,000	10,938
International Standard Resources Holdings, Ltd. (b)	1,485,000	33,527
iOne Holdings, Ltd. (b)	960,000	36,209
IPE Group, Ltd.	285,000	38,947
IRC, Ltd. (b)	760,000	26,320
IT, Ltd.	278,000	71,521
ITC Properties Group, Ltd.	96,467	46,215
Jinhui Holdings Co., Ltd. (b)	70,000	8,884
Johnson Electric Holdings, Ltd. (a)	106,875	353,771
K Wah International Holdings, Ltd. (a)	607,693	241,970
Kader Holdings Co., Ltd. (b)	264,000	20,079
Kam Hing International Holdings, Ltd.	196,000	12,288
Kantone Holdings, Ltd. (b)	93,000	6,746
Keck Seng Investments	72,000	65,349
Kerry Logistics Network, Ltd.	27,500	39,293
Kingmaker Footwear Holdings, Ltd.	102,000	20,465
Kowloon Development Co., Ltd.	159,000	182,783
L’sea Resources International Holdings, Ltd. (b)	360,000	21,983
Lai Sun Development Co., Ltd.	6,835,666	107,412
Lai Sun Garment International, Ltd.	498,800	52,644
Lam Soon Hong Kong, Ltd.	15,000	8,922
Landsea Green Properties Co., Ltd.	120,000	10,913
Lerado Group Holdings Co., Ltd.	202,000	6,261
Lifestyle International Holdings, Ltd.	161,500	230,122
Lippo China Resources, Ltd.	2,106,000	80,479
Lippo, Ltd.	122,000	62,988
Lisi Group Holdings, Ltd.	562,000	40,819

Hong Kong—(Continued)
Liu Chong Hing Investment, Ltd.	86,000	90,759
Luen Thai Holdings, Ltd.	116,000	18,176
Luk Fook Holdings International, Ltd.	135,000	339,356
Luks Group Vietnam Holdings Co., Ltd.	68,000	21,214
Lung Kee Bermuda Holdings	116,000	31,520
Magnificent Estates	1,310,000	39,903
Man Wah Holdings, Ltd.	317,600	311,546
Man Yue Technology Holdings, Ltd.	88,000	9,103
Mason Financial Holdings, Ltd. (b)	2,250,000	81,621
Matrix Holdings, Ltd.	36,000	16,397
Melco International Development, Ltd. (a)	114,000	139,947
Midland Holdings, Ltd. (a) (b)	302,000	125,076
Ming Fai International Holdings, Ltd.	145,000	13,741
Miramar Hotel & Investment	12,000	19,052
Mongolian Mining Corp. (a) (b)	3,090,000	79,092
National Electronic Holdings, Ltd.	182,600	21,299
Natural Beauty Bio-Technology, Ltd. (c) (d)	290,000	24,697
Neo-Neon Holdings, Ltd. (b)	322,500	44,580
Neptune Group, Ltd. (b)	1,060,000	9,828
New Century Group Hong Kong, Ltd.	912,000	16,666
New Times Energy Corp., Ltd. (b)	306,300	7,776
Newocean Energy Holdings, Ltd. (a)	488,000	186,002
Next Media, Ltd.	414,000	29,579
Noble Group, Ltd.	224,800	65,759
O Luxe Holdings, Ltd. (b)	648,000	23,264
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (b)	375,882	30,358
Orient Overseas International, Ltd.	8,500	40,043
Oriental Watch Holdings	271,600	36,640
Pacific Andes International Holdings, Ltd. (b)	1,819,984	36,346
Pacific Basin Shipping, Ltd. (a)	656,000	200,962
Pacific Textile Holdings, Ltd.	187,000	254,552
Paliburg Holdings, Ltd.	328,000	100,638
Pan Asia Environmental Protection Group, Ltd.	38,000	5,472
Paradise Entertainment, Ltd. (a)	168,000	28,489
PCCW, Ltd.	291,000	150,538
Pearl Oriental Oil, Ltd. (b)	404,000	10,021
Perfect Shape PRC Holdings, Ltd.	108,000	18,251
Pico Far East Holdings, Ltd.	468,000	108,244
Ping Shan Tea Group, Ltd. (b)	460,000	2,940
Playmates Holdings, Ltd.	56,000	58,366
Playmates Toys, Ltd.	236,000	45,764
Polytec Asset Holdings, Ltd.	565,000	75,532
Public Financial Holdings, Ltd.	166,000	76,417
PYI Corp., Ltd.	2,140,366	49,712
Regal Hotels International Holdings, Ltd.	424,000	221,549
Rivera Holdings, Ltd.	20,000	958
Sa Sa International Holdings, Ltd. (a)	396,000	151,922
SAS Dragon Holdings, Ltd.	140,000	24,633
SEA Holdings, Ltd.	94,000	107,759
Shangri-La Asia, Ltd.	42,000	36,261
Shenwan Hongyuan HK, Ltd.	172,500	70,152
Shun Ho Technology Holdings, Ltd. (b)	21,615	7,766
Shun Tak Holdings, Ltd.	701,500	267,396
Silver Base Group Holdings, Ltd. (b)	422,000	62,507
Sing Tao News Corp., Ltd.	276,000	37,908
Singamas Container Holdings, Ltd.	786,000	102,351

MSF-87

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
SIS International Holdings	16,000	$9,059
Sitoy Group Holdings, Ltd.	111,000	55,041
SmarTone Telecommunications Holdings, Ltd.	142,388	269,287
SOCAM Development, Ltd. (a) (b)	179,876	111,364
Solomon Systech International, Ltd. (b)	920,000	36,484
Soundwill Holdings, Ltd.	50,000	59,827
South China Holdings Co., Ltd. (b)	992,000	72,502
Stella International Holdings, Ltd.	161,500	395,922
Stelux Holdings International, Ltd.	260,500	28,121
Success Universe Group, Ltd. (b)	240,000	5,930
Sun Hing Vision Group Holdings, Ltd.	42,000	15,755
Sun Hung Kai & Co., Ltd. (a)	322,440	221,658
Sunwah Kingsway Capital Holdings, Ltd.	310,000	5,933
Symphony Holdings, Ltd. (b)	390,000	34,987
TAI Cheung Holdings	232,000	180,204
Tan Chong International, Ltd.	63,000	19,916
Tao Heung Holdings, Ltd. (a)	204,000	68,386
Taung Gold International, Ltd. (b)	700,000	8,174
Television Broadcasts, Ltd.	123,500	413,364
Texwinca Holdings, Ltd.	300,000	270,991
Titan Petrochemicals Group, Ltd. (b) (c) (d)	1,000,000	64
Tradelink Electronic Commerce, Ltd.	256,000	52,228
Transport International Holdings, Ltd.	132,000	350,269
Trinity, Ltd. (a)	466,000	50,761
TSC Group Holdings, Ltd. (b)	216,000	41,929
Tsui Wah Holdings, Ltd.	40,000	9,341
United Laboratories International Holdings, Ltd. (The) (b)	241,000	123,684
Universal Technologies Holdings, Ltd. (b)	120,000	8,359
Up Energy Development Group, Ltd. (b)	92,000	3,467
Upbest Group, Ltd.	8,000	1,915
Value Convergence Holdings, Ltd. (b)	104,000	19,499
Value Partners Group, Ltd. (a)	189,000	180,228
Varitronix International, Ltd.	137,000	91,564
Vedan International Holdings, Ltd.	296,000	15,096
Victory City International Holdings, Ltd.	761,238	111,809
Vitasoy International Holdings, Ltd.	358,000	536,879
VS International Group, Ltd. (b)	160,000	9,119
VST Holdings, Ltd.	487,200	133,031
VTech Holdings, Ltd. (a)	35,300	419,525
Wai Kee Holdings, Ltd.	54,000	16,754
Win Hanverky Holdings, Ltd.	332,000	50,847
Winfull Group Holdings, Ltd. (b)	528,000	27,096
Wing On Co. International, Ltd.	46,000	143,590
Wing Tai Properties, Ltd.	280,000	152,819
Xinyi Glass Holdings, Ltd. (a)	826,000	372,233
Xinyi Solar Holdings, Ltd. (a)	560,000	193,549
Yeebo International Holdings, Ltd.	158,000	32,621
YGM Trading, Ltd.	46,000	41,654
Yuan Heng Gas Holdings, Ltd. (b)	140,000	12,540
Yugang International, Ltd.	1,466,000	21,199
Zhuhai Holdings Investment Group, Ltd.	72,000	9,638

		20,029,041

Ireland—1.5%
C&C Group plc	166,865	661,151
DCC plc	39,135	2,960,478

Ireland—(Continued)
FBD Holdings plc	10,350	76,889
Glanbia plc	43,475	809,470
Grafton Group plc	95,324	964,511
Greencore Group plc	238,369	987,074
IFG Group plc	44,002	95,827
Independent News & Media plc (b)	35,056	6,552
Irish Continental Group plc	22,664	110,936
Kenmare Resources plc (b)	145,693	4,472
Kingspan Group plc	54,781	1,321,323
Paddy Power plc	9,197	1,058,388
Smurfit Kappa Group plc	11,491	308,918
UDG Healthcare plc	104,367	795,282

		10,161,271

Israel—0.9%
Africa Israel Investments, Ltd. (b)	64,935	41,941
Africa Israel Properties, Ltd.	4,653	60,902
Africa Israel Residences, Ltd.	880	15,089
Airport City, Ltd. (b)	10,447	101,246
Allot Communications, Ltd. (b)	10,216	48,835
Alrov Properties and Lodgings, Ltd.	5,057	106,624
Amot Investments, Ltd.	25,066	77,172
AudioCodes, Ltd. (b)	13,306	44,136
Azorim-Investment Development & Construction Co., Ltd. (b)	23,712	17,048
Bayside Land Corp.	205	60,194
Big Shopping Centers, Ltd.	1,031	50,616
BioLine RX, Ltd. (b)	2,565	4,015
Blue Square Real Estate, Ltd.	738	22,385
Brainsway, Ltd. (b)	2,674	14,593
Cellcom Israel, Ltd. (b)	13,058	81,957
Ceragon Networks, Ltd. (b)	14,799	24,895
Clal Biotechnology Industries, Ltd. (b)	17,579	13,384
Clal Insurance Enterprises Holdings, Ltd. (b)	7,114	105,397
Cohen Development & Industrial Buildings, Ltd.	305	5,997
Compugen, Ltd. (b)	18,562	90,062
Delek Automotive Systems, Ltd.	14,284	134,081
Delta-Galil Industries, Ltd.	4,030	120,762
Direct Insurance Financial Investments, Ltd.	5,783	39,554
Electra, Ltd.	652	79,969
Elron Electronic Industries, Ltd.	7,585	34,046
Equital, Ltd. (b)	550	9,361
Evogene, Ltd. (b)	5,090	41,458
EZchip Semiconductor, Ltd. (b)	11,499	350,217
EZchip Semiconductor, Ltd. (U.S. Listed Shares) (b)	400	10,064
First International Bank of Israel, Ltd.	8,900	110,788
FMS Enterprises Migun, Ltd.	910	16,202
Formula Systems 1985, Ltd.	2,591	71,839
Fox Wizel, Ltd.	1,475	26,745
Frutarom Industries, Ltd.	19,140	724,567
Gilat Satellite Networks, Ltd. (b)	3,070	11,023
Golf & Co., Ltd.	6,101	12,933
Hadera Paper, Ltd. (b)	1,104	32,094
Harel Insurance Investments & Financial Services, Ltd.	43,597	180,951

MSF-88

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Industrial Buildings Corp., Ltd.	29,599	$29,658
Israel Discount Bank, Ltd. - Class A (b)	134,749	246,310
Israel Land Development Co., Ltd. (The)	3,950	16,267
Ituran Location and Control, Ltd.	7,721	159,394
Jerusalem Oil Exploration (b)	4,736	184,252
Kamada, Ltd. (b)	11,729	40,080
Kerur Holdings, Ltd. (b)	931	14,255
Maabarot Products, Ltd.	3,435	41,643
Magic Software Enterprises, Ltd.	9,462	51,483
Matrix IT, Ltd.	14,215	83,964
Mazor Robotics, Ltd. (b)	14,129	77,453
Meitav DS Investments, Ltd.	5,193	12,857
Melisron, Ltd.	4,351	162,049
Menorah Mivtachim Holdings, Ltd.	11,310	99,037
Migdal Insurance & Financial Holding, Ltd.	55,471	50,390
Mivtach Shamir Holdings, Ltd.	1,401	28,102
Naphtha Israel Petroleum Corp., Ltd. (b)	14,775	77,203
Neto ME Holdings, Ltd.	963	54,773
Nitsba Holdings 1995, Ltd. (b)	12,152	213,835
Nova Measuring Instruments, Ltd. (b)	9,293	89,710
Oil Refineries, Ltd. (b)	418,554	153,806
Partner Communications Co., Ltd. (b)	21,648	85,886
Paz Oil Co., Ltd.	1,481	220,312
Perion Network, Ltd. (b)	3,246	6,855
Phoenix Holdings, Ltd. (The)	20,176	53,151
Plasson Industries, Ltd.	1,729	49,237
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	76,902
Sapiens International Corp. NV	8,365	93,452
Shikun & Binui, Ltd.	73,332	133,331
Shufersal, Ltd. (b)	23,137	54,912
Space Communication, Ltd. (b)	2,951	37,868
Strauss Group, Ltd. (b)	4,554	61,141
Summit Real Estate Holdings, Ltd. (b)	2,798	11,401
Tower Semiconductor, Ltd. (b)	12,319	158,652
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a) (b)	1,303	16,770
Union Bank of Israel (b)	7,545	27,530

		5,967,063

Italy—4.0%
A2A S.p.A.	481,411	598,624
ACEA S.p.A.	23,394	316,322
Aeffe S.p.A. (b)	11,359	17,425
Alerion Cleanpower S.p.A.	5,771	16,872
Amplifon S.p.A. (a)	36,377	275,384
Ansaldo STS S.p.A.	39,015	413,427
Arnoldo Mondadori Editore S.p.A. (b)	63,913	67,197
Ascopiave S.p.A.	28,294	65,078
Astaldi S.p.A. (a)	20,559	187,711
Autogrill S.p.A. (b)	44,414	405,415
Azimut Holding S.p.A.	36,857	793,211
Banca Carige S.p.A. (a) (b)	156,432	254,006
Banca Finnat Euramerica S.p.A.	50,851	28,133
Banca Generali S.p.A.	19,591	553,398
Banca IFIS S.p.A.	7,714	179,414
Banca Popolare dell’Emilia Romagna S.c.r.l.	207,916	1,719,144

Italy—(Continued)
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c) (d)	91,952	22,461
Banca Popolare di Milano Scarl	1,819,630	1,798,462
Banca Popolare di Sondrio Scarl	177,577	815,149
Banca Profilo S.p.A. (a)	117,883	34,507
Banco di Desio e della Brianza S.p.A.	20,306	68,042
Banco Popolare SC (b)	46,132	682,401
BasicNet S.p.A.	13,493	53,985
Biesse S.p.A.	6,021	91,314
Brembo S.p.A.	9,033	350,197
Brioschi Sviluppo Immobiliare S.p.A. (b)	34,077	3,231
Brunello Cucinelli S.p.A. (a)	8,151	147,889
Buzzi Unicem S.p.A. (a)	30,820	516,479
Cairo Communication S.p.A. (a)	10,087	48,151
Caltagirone Editore S.p.A. (b)	6,273	7,015
Carraro S.p.A. (b)	5,504	9,869
Cementir Holding S.p.A.	31,117	168,002
CIR-Compagnie Industriali Riunite S.p.A. (b)	201,871	202,914
Credito Emiliano S.p.A.	44,882	308,861
Credito Valtellinese SC (b)	463,264	599,242
Danieli & C Officine Meccaniche S.p.A.	4,846	94,523
Datalogic S.p.A.	9,916	157,407
Davide Campari-Milano S.p.A. (a)	106,679	851,174
De’Longhi S.p.A.	16,896	415,535
DeA Capital S.p.A.	18,071	28,082
DiaSorin S.p.A.	6,863	300,323
Ei Towers S.p.A.	7,035	433,141
El.En. S.p.A.	1,257	53,441
Engineering S.p.A.	2,150	123,686
ERG S.p.A.	21,603	302,258
Esprinet S.p.A.	18,719	155,042
Eurotech S.p.A. (b)	13,076	24,440
Falck Renewables S.p.A. (a)	34,815	43,263
FNM S.p.A.	55,327	30,810
Gas Plus S.p.A.	3,786	16,085
Geox S.p.A. (a) (b)	42,620	179,780
Gruppo Editoriale L’Espresso S.p.A. (a) (b)	75,580	75,931
Gruppo MutuiOnline S.p.A.	5,404	50,171
Hera S.p.A.	231,619	601,897
IMMSI S.p.A. (b)	100,436	51,728
Industria Macchine Automatiche S.p.A.	5,461	244,562
Intek Group S.p.A. (b)	80,757	25,290
Interpump Group S.p.A.	28,206	376,658
Iren S.p.A.	231,134	377,557
Italcementi S.p.A.	71,966	797,164
Italmobiliare S.p.A. (a)	4,262	181,842
Juventus Football Club S.p.A. (a) (b)	147,435	40,399
La Doria S.p.A.	3,877	42,221
Landi Renzo S.p.A. (b)	5,877	4,981
Maire Tecnimont S.p.A. (a) (b)	35,567	98,883
MARR S.p.A.	13,428	254,988
Mediaset S.p.A.	192,042	885,159
Moncler S.p.A.	6,696	120,064
Nice S.p.A.	9,890	28,844
Piaggio & C S.p.A. (a)	71,430	171,978
Prelios S.p.A. (a) (b)	54,976	20,271
Prima Industrie S.p.A.	1,853	27,758

MSF-89

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Prysmian S.p.A.	75,002	$1,551,526
RCS MediaGroup S.p.A. (a) (b)	79,933	79,934
Recordati S.p.A.	33,633	776,792
Reno de Medici S.p.A. (a) (b)	29,538	11,247
Reply S.p.A.	1,999	219,453
Retelit S.p.A. (b)	36,769	22,431
Sabaf S.p.A.	3,059	39,881
SAES Getters S.p.A.	1,416	11,281
Safilo Group S.p.A. (a) (b)	10,142	118,718
Saipem S.p.A. (b)	26,310	211,261
Salini Impregilo S.p.A.	70,140	267,364
Salvatore Ferragamo S.p.A. (a)	16,352	436,692
Saras S.p.A. (a) (b)	134,526	286,655
SAVE S.p.A.	5,078	71,597
Snai S.p.A. (b)	21,135	26,266
Societa Cattolica di Assicurazioni S.c.r.l.	63,558	448,627
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	292,185
Sogefi S.p.A. (b)	24,822	50,894
SOL S.p.A.	11,001	87,436
Tiscali S.p.A. (b)	802,477	46,766
Tod’s S.p.A. (a)	3,954	346,924
Trevi Finanziaria Industriale S.p.A. (a)	31,414	39,878
TXT e-solutions S.p.A.	1,815	15,425
Uni Land S.p.A. (b) (c) (d)	4,937	0
Unipol Gruppo Finanziario S.p.A.	126,457	557,219
Vittoria Assicurazioni S.p.A.	12,164	133,879
World Duty Free S.p.A. (b)	45,085	515,473
Yoox S.p.A. (a) (b)	21,692	654,603
Zignago Vetro S.p.A.	11,476	71,150

		26,897,825

Japan—23.4%
A&A Material Corp. (b)	12,000	8,810
A&D Co., Ltd.	3,000	10,195
A/S One Corp.	5,000	153,471
Accordia Golf Co., Ltd. (a)	20,600	186,492
Achilles Corp.	65,000	80,102
Adastria Co., Ltd.	5,120	308,041
ADEKA Corp.	35,800	458,182
Aderans Co., Ltd.	8,700	69,514
Advan Co., Ltd.	11,000	84,852
Advanex, Inc.	900	12,181
Aeon Delight Co., Ltd.	3,900	113,026
Aeon Fantasy Co., Ltd. (a)	3,200	41,725
Aeon Hokkaido Corp. (a)	2,600	11,155
AGORA Hospitality Group Co., Ltd. (b)	27,000	8,884
Agro-Kanesho Co., Ltd.	3,500	29,176
Ahresty Corp.	9,200	54,386
Ai Holdings Corp. (a)	13,000	321,755
Aica Kogyo Co., Ltd.	17,800	357,733
Aichi Bank, Ltd. (The)	4,500	258,330
Aichi Corp.	10,800	61,085
Aichi Steel Corp. (a)	43,000	163,160
Aichi Tokei Denki Co., Ltd. (a)	19,000	50,445
Aida Engineering, Ltd.	20,700	171,671
Aigan Co., Ltd. (b)	8,200	17,479
Ain Pharmaciez, Inc.	6,000	306,578

Japan—(Continued)
Aiphone Co., Ltd.	6,800	101,957
Airport Facilities Co., Ltd.	7,500	34,331
Aisan Industry Co., Ltd.	10,400	95,800
Aizawa Securities Co., Ltd.	13,800	84,042
Akebono Brake Industry Co., Ltd. (a)	32,600	103,731
Akita Bank, Ltd. (The)	86,000	276,234
Alconix Corp. (a)	3,200	41,073
Alinco, Inc.	5,800	52,437
Allied Telesis Holdings KK (b)	17,200	8,965
Alpen Co., Ltd. (a)	7,000	111,964
Alpha Corp.	2,200	21,673
Alpha Systems, Inc.	3,940	60,865
Alpine Electronics, Inc.	16,600	182,419
Alps Logistics Co., Ltd.	4,100	46,581
Altech Corp.	2,600	47,343
Amano Corp.	21,000	243,470
Amiyaki Tei Co., Ltd.	1,100	43,225
Amuse, Inc.	1,800	78,404
Anabuki Kosan, Inc.	4,000	7,846
Anest Iwata Corp.	12,500	81,960
Anritsu Corp. (a)	48,800	297,187
AOI Electronic Co., Ltd.	1,100	31,778
AOI Pro, Inc. (a)	4,700	34,586
AOKI Holdings, Inc.	17,700	215,814
Aomori Bank, Ltd. (The)	94,000	304,097
Aoyama Trading Co., Ltd.	17,900	634,017
Arakawa Chemical Industries, Ltd. (a)	7,200	66,590
Arata Corp.	4,600	106,358
Araya Industrial Co., Ltd.	26,000	29,896
Arcland Sakamoto Co., Ltd.	6,400	138,320
Arcs Co., Ltd.	13,364	252,596
Argo Graphics, Inc.	2,800	40,715
Ariake Japan Co., Ltd. (a)	5,700	224,063
Arisawa Manufacturing Co., Ltd. (a)	14,300	84,987
Arrk Corp. (b)	22,600	20,224
Artnature, Inc.	5,000	50,384
Asahi Broadcasting Corp.	2,400	15,731
Asahi Co., Ltd.	6,100	66,785
Asahi Diamond Industrial Co., Ltd. (a)	21,200	192,483
Asahi Holdings, Inc.	9,000	135,357
Asahi Intecc Co., Ltd.	7,800	281,702
Asahi Kogyosha Co., Ltd. (a)	16,000	54,796
Asahi Net, Inc.	5,000	21,606
Asahi Organic Chemicals Industry Co., Ltd. (a)	34,000	62,559
Asahi Printing Co., Ltd.	200	3,528
Asahipen Corp.	4,000	5,677
Asanuma Corp.	29,000	80,612
Asatsu-DK, Inc.	13,300	299,715
Asax Co., Ltd.	1,800	22,060
Ashimori Industry Co., Ltd.	24,000	36,736
Asia Growth Capital, Ltd. (a) (b)	21,000	27,182
ASKA Pharmaceutical Co., Ltd.	9,700	105,905
ASKUL Corp. (a)	6,300	239,810
Asunaro Aoki Construction Co., Ltd.	8,000	49,547
Atom Corp. (a)	11,100	60,400
Atsugi Co., Ltd.	88,000	79,605
Autobacs Seven Co., Ltd. (a)	22,700	377,513

MSF-90

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Avex Group Holdings, Inc. (a)	12,000	$136,659
Awa Bank, Ltd. (The)	82,000	474,160
Axell Corp.	3,800	45,886
Axial Retailing, Inc.	6,200	204,436
Azbil Corp.	4,300	108,751
Bando Chemical Industries, Ltd.	39,000	151,783
Bank of Iwate, Ltd. (The) (a)	7,200	327,103
Bank of Kochi, Ltd. (The) (a)	16,000	18,381
Bank of Nagoya, Ltd. (The) (a)	78,000	300,384
Bank of Okinawa, Ltd. (The)	8,800	363,488
Bank of Saga, Ltd. (The)	67,000	153,354
Bank of the Ryukyus, Ltd.	15,800	233,022
Belc Co., Ltd.	2,800	96,164
Belluna Co., Ltd.	21,900	120,687
Benefit One, Inc. (a)	6,500	110,822
Best Denki Co., Ltd. (a)	40,000	41,405
Bic Camera, Inc. (a)	23,500	204,449
Biofermin Pharmaceutical Co., Ltd.	500	14,006
Bit-isle, Inc. (a)	6,600	50,165
BML, Inc.	4,000	111,721
Bookoff Corp.	4,700	35,470
BP Castrol KK	2,600	25,917
Broadleaf Co., Ltd.	5,100	52,017
BRONCO BILLY Co., Ltd.	2,400	50,431
Bull-Dog Sauce Co., Ltd.	6,000	11,385
Bunka Shutter Co., Ltd.	19,000	136,944
C Uyemura & Co., Ltd.	2,800	136,374
CAC Holdings Corp. (a)	6,200	48,224
Calsonic Kansei Corp.	55,000	414,912
Can Do Co., Ltd. (a)	3,500	44,572
Canare Electric Co., Ltd. (a)	800	12,980
Canon Electronics, Inc.	7,400	119,946
Capcom Co., Ltd. (a)	16,500	325,876
Carlit Holdings Co., Ltd.	7,300	29,598
Cawachi, Ltd.	5,700	93,768
Central Glass Co., Ltd.	75,000	329,652
Central Security Patrols Co., Ltd.	3,300	40,333
Central Sports Co., Ltd.	3,200	61,860
Chiba Kogyo Bank, Ltd. (The)	16,000	89,390
CHIMNEY Co., Ltd.	1,400	32,129
Chino Corp.	4,000	35,307
Chiyoda Co., Ltd. (a)	10,000	321,680
Chiyoda Integre Co., Ltd.	5,300	113,884
Chofu Seisakusho Co., Ltd. (a)	5,700	111,751
Chori Co., Ltd.	5,000	72,995
Chubu Shiryo Co., Ltd. (a)	10,400	91,474
Chudenko Corp. (a)	8,600	167,686
Chuetsu Pulp & Paper Co., Ltd. (a)	35,000	54,995
Chugai Mining Co., Ltd. (b)	68,200	13,714
Chugai Ro Co., Ltd. (a)	36,000	66,520
Chugoku Marine Paints, Ltd.	22,000	139,915
Chukyo Bank, Ltd. (The)	64,000	131,675
Chuo Gyorui Co., Ltd.	2,000	4,361
Chuo Spring Co., Ltd.	19,000	45,123
CKD Corp.	22,400	185,453
Clarion Co., Ltd. (a)	46,000	145,951
Cleanup Corp.	9,700	71,451

Japan—(Continued)
CMIC Holdings Co., Ltd. (a)	3,900	55,564
CMK Corp. (a)	24,300	44,915
Coca-Cola West Co., Ltd.	10,000	195,083
Cocokara fine, Inc.	7,100	263,388
Colowide Co., Ltd. (a)	18,400	258,987
Computer Engineering & Consulting, Ltd.	5,900	46,207
Computer Institute of Japan, Ltd.	2,000	8,240
COMSYS Holdings Corp. (a)	3,700	44,195
CONEXIO Corp.	8,400	81,389
COOKPAD, Inc. (a)	12,600	267,528
Corona Corp. (a)	8,500	77,321
Cosel Co., Ltd.	9,900	96,327
Cosmo Oil Co., Ltd. (b) (c)	218,000	298,020
Cosmos Initia Co., Ltd. (a) (b)	3,500	13,282
Create Medic Co., Ltd. (a)	1,800	13,872
CREATE SD HOLDINGS Co., Ltd.	4,200	232,025
Cresco, Ltd.	2,000	28,444
CROOZ, Inc. (a)	1,400	48,286
Cross Plus, Inc.	1,100	6,330
CTI Engineering Co., Ltd.	5,900	59,932
Cybernet Systems Co., Ltd.	3,900	13,072
DA Consortium, Inc.	7,600	26,689
Dai Nippon Toryo Co., Ltd.	53,000	71,370
Dai-Dan Co., Ltd.	14,000	94,675
Dai-ichi Seiko Co., Ltd. (a)	4,000	49,352
Daibiru Corp.	19,800	154,470
Daido Kogyo Co., Ltd.	10,000	16,578
Daido Metal Co., Ltd.	11,200	93,522
Daidoh, Ltd. (a)	13,700	55,841
Daifuku Co., Ltd. (a)	28,800	396,512
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	56,603
Daihen Corp.	40,000	190,346
Daiho Corp.	25,000	105,447
Daiichi Jitsugyo Co., Ltd. (a)	20,000	96,537
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,000	40,866
Daiichikosho Co., Ltd.	6,100	216,672
Daiken Corp.	24,000	72,955
Daiken Medical Co., Ltd. (a)	4,400	36,490
Daiki Aluminium Industry Co., Ltd.	9,000	23,686
Daikoku Denki Co., Ltd.	2,700	36,464
Daikokutenbussan Co., Ltd.	1,900	65,566
Daikyo, Inc. (a)	134,000	227,847
Dainichi Co., Ltd.	4,100	24,571
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	31,000	132,387
Daio Paper Corp. (a)	30,000	248,341
Daisan Bank, Ltd. (The)	92,000	137,626
Daiseki Co., Ltd.	14,800	253,175
Daiseki Eco. Solution Co., Ltd.	2,000	20,778
Daishi Bank, Ltd. (The)	143,000	674,618
Daishinku Corp. (b)	18,000	35,034
Daiso Co., Ltd.	30,000	103,389
Daisue Construction Co., Ltd.	2,300	14,361
Daisyo Corp. (a)	5,100	59,732
Daito Bank, Ltd. (The)	59,000	80,375
Daito Electron Co., Ltd.	800	5,769
Daito Pharmaceutical Co., Ltd.	3,960	88,795

MSF-91

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daiwa Industries, Ltd.	11,000	$75,525
Daiwabo Holdings Co., Ltd.	84,000	147,539
DC Co., Ltd.	9,700	30,062
DCM Holdings Co., Ltd.	37,900	278,511
Denki Kagaku Kogyo KK	24,000	94,902
Denki Kogyo Co., Ltd.	21,000	95,168
Denyo Co., Ltd.	4,800	76,517
Descente, Ltd.	14,700	208,884
DKK-Toa Corp. (a)	2,200	8,472
DKS Co., Ltd.	18,000	52,452
DMG Mori Co., Ltd.	23,500	300,243
DMW Corp.	700	10,620
Doshisha Co., Ltd. (a)	8,200	150,617
Doutor Nichires Holdings Co., Ltd. (a)	11,500	176,684
Dr Ci:Labo Co., Ltd. (a)	8,400	158,596
Dream Incubator, Inc.	1,600	26,786
DSB Co., Ltd.	5,300	47,982
DTS Corp.	7,300	172,859
Dunlop Sports Co., Ltd.	4,900	46,121
Duskin Co., Ltd. (a)	14,900	270,892
Dydo Drinco, Inc.	2,700	115,161
Dynic Corp.	16,000	21,362
Eagle Industry Co., Ltd.	7,800	139,819
Earth Chemical Co., Ltd.	2,700	103,018
Ebara Jitsugyo Co., Ltd.	3,500	41,142
EDION Corp. (a)	34,100	234,505
Ehime Bank, Ltd. (The) (a)	76,000	157,749
Eidai Co., Ltd.	14,000	48,090
Eighteenth Bank, Ltd. (The)	70,000	217,029
Eiken Chemical Co., Ltd.	5,800	99,328
Eizo Corp.	6,300	147,365
Elecom Co., Ltd.	6,200	71,438
Elematec Corp.	4,000	90,632
EM Systems Co., Ltd.	900	16,943
en-japan, Inc.	3,400	90,947
Endo Lighting Corp.	2,600	26,970
Enplas Corp. (a)	3,400	118,084
Enshu, Ltd. (b)	23,000	17,388
EPS Holdings, Inc.	10,300	100,803
ESPEC Corp. (a)	9,100	88,658
Excel Co., Ltd. (a)	2,500	31,570
Exedy Corp. (a)	12,400	276,088
F-Tech, Inc. (a)	3,600	31,035
F@N Communications, Inc. (a)	9,600	63,391
Faith, Inc. (a)	2,680	31,982
FALCO SD HOLDINGS Co., Ltd.	3,100	38,864
Fancl Corp. (a)	12,000	172,668
FCC Co., Ltd. (a)	12,600	202,653
FDK Corp. (b)	25,000	20,981
Feed One Holdings Co., Ltd. (a)	65,080	78,591
Ferrotec Corp.	12,700	110,336
FIDEA Holdings Co., Ltd.	62,510	125,040
Fields Corp.	6,000	82,087
Financial Products Group Co., Ltd. (a)	20,000	145,043
FINDEX, Inc. (a)	3,900	29,003
First Juken Co., Ltd.	3,400	38,093
Foster Electric Co., Ltd.	8,800	177,578

Japan—(Continued)
FP Corp. (a)	7,200	266,976
France Bed Holdings Co., Ltd.	13,000	92,353
Freund Corp.	1,200	11,419
FTGroup Co., Ltd.	1,500	8,087
Fudo Tetra Corp. (a)	60,300	80,772
Fuji Co., Ltd.	7,300	175,076
Fuji Corp., Ltd. (a)	8,600	48,424
Fuji Kiko Co., Ltd.	7,600	30,181
Fuji Kosan Co., Ltd.	4,600	18,704
Fuji Kyuko Co., Ltd.	13,000	122,031
Fuji Oil Co., Ltd.	24,000	312,451
Fuji Oil Co., Ltd.	21,100	61,812
Fuji Pharma Co., Ltd.	2,800	47,057
Fuji Seal International, Inc. (a)	7,900	228,201
Fuji Soft, Inc.	7,300	128,230
Fujibo Holdings, Inc.	37,000	69,413
Fujicco Co., Ltd.	9,000	182,939
Fujikura Kasei Co., Ltd.	9,500	42,319
Fujikura Rubber, Ltd.	5,800	25,791
Fujikura, Ltd.	115,000	477,548
Fujimi, Inc.	7,000	94,942
Fujimori Kogyo Co., Ltd.	4,800	118,513
Fujisash Co., Ltd. (a) (b)	24,500	24,506
Fujishoji Co., Ltd.	1,300	14,064
Fujita Kanko, Inc. (a)	8,000	27,587
Fujitec Co., Ltd. (a)	24,700	215,789
Fujitsu Frontech, Ltd. (a)	4,500	58,279
Fujitsu General, Ltd.	19,000	207,282
Fujiya Co., Ltd. (b)	5,000	7,970
FuKoKu Co., Ltd.	5,100	41,157
Fukuda Corp.	11,000	104,795
Fukui Bank, Ltd. (The)	109,000	224,803
Fukushima Bank, Ltd. (The)	112,000	84,222
Fukushima Industries Corp.	4,600	93,396
Fukuyama Transporting Co., Ltd. (a)	53,000	285,712
FULLCAST Holdings Co., Ltd.	4,300	28,816
Fumakilla, Ltd.	8,000	29,348
Funai Electric Co., Ltd. (a)	7,900	73,271
Funai Soken Holdings, Inc.	7,800	111,751
Furukawa Battery Co., Ltd. (a)	5,000	30,116
Furukawa Co., Ltd. (a)	105,000	222,804
Furukawa Electric Co., Ltd.	275,000	433,425
Furuno Electric Co., Ltd. (a)	10,500	69,781
Furusato Industries, Ltd.	4,600	74,436
Furuya Metal Co., Ltd.	1,700	29,467
Fuso Chemical Co., Ltd.	4,000	43,385
Fuso Pharmaceutical Industries, Ltd.	31,000	71,133
Futaba Corp.	10,200	132,530
Futaba Industrial Co., Ltd. (a)	23,600	85,346
Future Architect, Inc.	9,800	55,683
Fuyo General Lease Co., Ltd. (a)	8,000	308,446
G-Tekt Corp.	7,700	88,087
Gakken Holdings Co., Ltd.	28,000	54,234
GCA Savvian Corp.	4,900	61,625
Gecoss Corp.	6,400	55,357
Genki Sushi Co., Ltd.	2,300	37,391
Genky Stores, Inc. (a)	1,200	58,392

MSF-92

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Geo Holdings Corp. (a)	14,400	$230,294
GLOBERIDE, Inc.	3,500	41,269
Glory, Ltd.	9,500	224,866
GMO internet, Inc.	22,900	297,708
GMO Payment Gateway, Inc.	5,200	201,864
Godo Steel, Ltd.	50,000	78,031
Goldcrest Co., Ltd.	8,930	166,696
Goldwin, Inc.	2,400	107,972
Gourmet Kineya Co., Ltd.	8,000	62,049
Grandy House Corp.	3,600	11,058
Gree, Inc. (a)	26,400	118,599
GSI Creos Corp.	28,000	25,306
Gulliver International Co., Ltd. (a)	20,400	187,876
Gun-Ei Chemical Industry Co., Ltd.	24,000	55,334
Gunze, Ltd.	69,000	209,145
Gurunavi, Inc. (a)	9,500	157,337
H-One Co., Ltd.	6,000	31,824
Hagihara Industries, Inc.	2,900	46,842
Hakudo Co., Ltd.	500	5,329
Hakuto Co., Ltd.	7,100	74,865
Hakuyosha Co., Ltd. (a)	8,000	17,576
Hamakyorex Co., Ltd.	5,600	101,272
Hanwa Co., Ltd.	84,000	309,943
Happinet Corp.	5,000	48,908
Hard Off Corp. Co., Ltd.	4,900	64,623
Harima Chemicals Group, Inc.	7,100	26,723
Harmonic Drive Systems, Inc. (a)	6,600	94,862
Haruyama Trading Co., Ltd.	5,400	32,030
Hazama Ando Corp.	54,490	349,095
Heiwa Corp.	200	3,441
Heiwa Real Estate Co., Ltd.	16,900	181,442
Heiwado Co., Ltd.	11,200	246,759
HI-LEX Corp.	7,700	226,513
Hibiya Engineering, Ltd.	8,700	97,141
Hiday Hidaka Corp.	3,866	98,279
Higashi Nihon House Co., Ltd. (a)	15,000	63,619
Higashi-Nippon Bank, Ltd. (The)	68,000	223,015
Higo Bank, Ltd. (The) (a) (c)	83,000	607,461
Himaraya Co., Ltd.	2,600	22,067
Hioki EE Corp.	2,300	40,803
Hiramatsu, Inc.	8,300	44,119
Hirano Tecseed Co., Ltd.	500	3,334
Hisaka Works, Ltd.	11,000	82,540
Hitachi Koki Co., Ltd. (b)	21,200	147,933
Hitachi Kokusai Electric, Inc.	18,000	190,952
Hitachi Transport System, Ltd.	10,800	178,628
Hitachi Zosen Corp. (a)	61,600	320,476
Hochiki Corp. (a)	10,000	95,631
Hodogaya Chemical Co., Ltd.	28,000	37,181
Hogy Medical Co., Ltd. (a)	5,300	242,892
Hokkaido Electric Power Co., Inc. (a) (b)	16,900	164,902
Hokkaido Gas Co., Ltd.	27,000	62,394
Hokkan Holdings, Ltd.	25,000	58,946
Hokko Chemical Industry Co., Ltd.	8,000	28,841
Hokkoku Bank, Ltd. (The)	109,000	443,321
Hokuetsu Bank, Ltd. (The)	96,000	196,053
Hokuetsu Industries Co., Ltd. (a)	7,000	45,766

Japan—(Continued)
Hokuetsu Kishu Paper Co., Ltd. (a)	58,300	317,403
Hokuriku Electric Industry Co., Ltd. (a)	28,000	32,595
Hokuriku Electrical Construction Co., Ltd.	3,000	25,360
Hokuriku Gas Co., Ltd.	10,000	23,102
Hokuto Corp.	8,000	144,888
Honeys Co., Ltd.	6,930	58,486
Hoosiers Holdings Co., Ltd. (a)	12,700	47,409
Horiba, Ltd. (a)	12,200	446,418
Hosiden Corp. (a)	20,000	106,256
Hosokawa Micron Corp.	11,000	52,871
House Foods Group, Inc. (a)	3,300	56,063
Howa Machinery, Ltd.	5,700	32,521
Hurxley Corp.	800	8,644
Hyakugo Bank, Ltd. (The)	94,000	454,535
Hyakujushi Bank, Ltd. (The)	107,000	386,975
I-Net Corp.	3,200	33,466
Ibiden Co., Ltd.	100	1,316
IBJ Leasing Co., Ltd. (a)	7,200	140,732
Ichibanya Co., Ltd. (a)	2,400	109,274
Ichiken Co., Ltd.	12,000	42,256
Ichikoh Industries, Ltd.	16,000	25,741
ICHINEN HOLDINGS Co., Ltd. (a)	7,400	64,087
Ichiyoshi Securities Co., Ltd. (a)	12,600	109,637
Icom, Inc.	3,800	78,972
Idec Corp.	11,300	87,474
Ihara Chemical Industry Co., Ltd. (a)	15,900	164,911
Iino Kaiun Kaisha, Ltd. (a)	32,200	146,297
IJT Technology Holdings Co., Ltd.	9,000	27,056
Ikegami Tsushinki Co., Ltd. (a)	30,000	33,921
Ikyu Corp. (a)	5,500	120,574
Imagica Robot Holdings, Inc. (a)	4,500	17,232
Imasen Electric Industrial	7,200	62,064
Imperial Hotel, Ltd.	1,300	26,324
Inaba Denki Sangyo Co., Ltd.	8,100	245,496
Inaba Seisakusho Co., Ltd.	2,100	21,702
Inabata & Co., Ltd.	17,700	185,370
Inageya Co., Ltd.	12,200	124,477
Ines Corp.	13,900	126,469
Infocom Corp.	4,000	35,484
Information Services International-Dentsu, Ltd.	6,000	83,195
Innotech Corp.	10,300	39,041
Intage Holdings, Inc.	7,600	108,428
Internet Initiative Japan, Inc.	9,800	176,061
Inui Global Logistics Co., Ltd.	5,355	36,514
Iriso Electronics Co., Ltd. (a)	2,900	126,757
Ise Chemical Corp.	8,000	40,250
Iseki & Co., Ltd. (a)	84,000	121,616
Ishihara Sangyo Kaisha, Ltd. (b)	122,000	105,922
Ishii Iron Works Co., Ltd.	9,000	14,024
Ishizuka Glass Co., Ltd. (b)	5,000	8,592
IT Holdings Corp.	30,500	692,527
Itfor, Inc. (a)	10,300	41,702
Ito En, Ltd. (a)	8,500	178,275
Itochu Enex Co., Ltd.	19,400	147,339
Itochu-Shokuhin Co., Ltd.	2,400	79,039
Itoham Foods, Inc.	56,000	304,973
Itoki Corp.	17,500	111,321

MSF-93

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
IwaiCosmo Holdings, Inc.	7,900	$89,969
Iwaki & Co., Ltd.	14,000	26,906
Iwasaki Electric Co., Ltd.	25,000	50,245
Iwatani Corp. (a)	58,000	330,748
Iwatsuka Confectionery Co., Ltd.	500	22,671
Izutsuya Co., Ltd. (b)	47,000	25,680
J-Oil Mills, Inc.	40,000	115,190
Jalux, Inc. (a)	2,400	45,569
Jamco Corp.	3,400	131,803
Janome Sewing Machine Co., Ltd. (a) (b)	7,100	49,294
Japan Aviation Electronics Industry, Ltd.	7,000	105,258
Japan Communications, Inc. (a) (b)	42,100	111,089
Japan Digital Laboratory Co., Ltd.	8,200	113,254
Japan Display, Inc. (b)	26,600	76,687
Japan Drilling Co., Ltd. (a)	2,100	45,007
Japan Foundation Engineering Co., Ltd.	14,100	68,171
Japan Medical Dynamic Marketing, Inc. (a)	3,000	15,548
Japan Oil Transportation Co., Ltd.	1,000	1,890
Japan Pulp & Paper Co., Ltd.	46,000	124,014
Japan Radio Co., Ltd.	20,000	65,042
Japan Steel Works, Ltd. (The) (a)	119,000	378,271
Japan Transcity Corp.	29,000	98,919
Japan Wool Textile Co., Ltd. (The) (a)	25,000	210,717
Jastec Co., Ltd.	5,100	44,238
JBCC Holdings, Inc.	7,000	43,142
JCU Corp. (a)	1,600	53,439
Jeol, Ltd. (a)	26,000	149,214
Jimoto Holdings, Inc.	67,900	117,106
Jin Co., Ltd. (a)	4,500	212,162
JK Holdings Co., Ltd.	5,600	21,960
JMS Co., Ltd.	15,000	34,828
Joban Kosan Co., Ltd. (a)	17,000	21,426
Joshin Denki Co., Ltd.	23,000	179,262
Jowa Holdings Co., Ltd. (a)	3,800	160,277
JP-Holdings, Inc. (a)	17,900	51,815
JSP Corp.	5,100	79,923
Juki Corp. (a)	11,200	120,277
Juroku Bank, Ltd. (The)	131,000	575,201
Justsystems Corp.	9,700	72,095
JVC Kenwood Corp.	53,300	119,695
K&O Energy Group, Inc.	6,700	81,716
K’s Holdings Corp. (a)	4,800	151,127
kabu.com Securities Co., Ltd.	56,200	183,089
Kadokawa Dwango (a) (b)	12,508	166,629
Kaga Electronics Co., Ltd.	7,200	92,036
Kagome Co., Ltd. (a)	1,400	22,520
Kagoshima Bank, Ltd. (The) (a) (c)	60,000	482,641
Kakiyasu Honten Co., Ltd. (a)	4,600	71,206
Kameda Seika Co., Ltd.	4,400	184,324
Kamei Corp.	13,900	130,999
Kanaden Corp.	9,700	72,502
Kanagawa Chuo Kotsu Co., Ltd.	18,000	99,707
Kanamoto Co., Ltd. (a)	8,800	158,419
Kandenko Co., Ltd. (a)	41,000	265,789
Kanematsu Corp.	149,000	209,666
Kanematsu Electronics, Ltd.	4,300	62,852
Kanemi Co., Ltd.	100	2,719

Japan—(Continued)
Kansai Urban Banking Corp.	11,000	127,843
Kanto Denka Kogyo Co., Ltd.	15,000	96,099
Kasai Kogyo Co., Ltd. (a)	8,600	96,360
Katakura Chikkarin Co., Ltd.	8,000	16,887
Katakura Industries Co., Ltd. (a)	11,500	123,247
Kato Sangyo Co., Ltd.	7,100	154,152
Kato Works Co., Ltd. (a)	19,000	76,847
Kawada Technologies, Inc. (a)	1,500	53,205
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	44,703
Kawasaki Kinkai Kisen Kaisha, Ltd.	7,000	19,153
Kawasaki Kisen Kaisha, Ltd. (a)	102,000	224,823
Kawasumi Laboratories, Inc.	4,900	34,571
Keihanshin Building Co., Ltd.	14,500	82,958
Keihin Co. Ltd/Minato-Ku Tokyo Japan	23,000	33,897
Keihin Corp.	17,200	244,421
Keiyo Bank, Ltd. (The)	113,000	603,468
Keiyo Co., Ltd. (a)	17,200	73,708
Kenko Mayonnaise Co., Ltd.	3,600	46,857
KEY Coffee, Inc. (a)	7,600	129,062
KFC Holdings Japan, Ltd.	4,000	75,249
Kimoto Co., Ltd. (a)	14,900	31,941
Kimura Chemical Plants Co., Ltd.	3,300	13,333
King Jim Co., Ltd.	5,800	39,534
Kinki Sharyo Co., Ltd. (a) (b)	12,000	35,696
Kintetsu Department Store Co., Ltd. (a) (b)	19,000	50,148
Kintetsu World Express, Inc.	10,800	191,346
Kinugawa Rubber Industrial Co., Ltd.	20,000	99,725
Kissei Pharmaceutical Co., Ltd.	8,100	185,634
Kita-Nippon Bank, Ltd. (The)	4,000	110,056
Kitagawa Iron Works Co., Ltd.	31,000	70,771
Kitamura Co., Ltd.	3,700	23,201
Kitano Construction Corp.	22,000	58,136
Kito Corp.	8,200	61,214
Kitz Corp.	39,200	174,821
Kiyo Bank, Ltd. (The)	33,500	538,658
KLab, Inc. (a) (b)	10,600	103,092
KNT-CT Holdings Co., Ltd. (b)	33,000	67,663
Koa Corp.	13,800	120,455
Koatsu Gas Kogyo Co., Ltd.	13,000	70,581
Kobe Bussan Co., Ltd. (a)	1,800	164,186
Kobe Electric Railway Co., Ltd. (b)	5,000	14,518
Kobelco Eco-Solutions Co., Ltd. (a)	6,000	24,987
Kohnan Shoji Co., Ltd. (a)	13,000	164,914
Kohsoku Corp.	5,400	39,814
Koike Sanso Kogyo Co., Ltd.	7,000	18,922
Kojima Co., Ltd.	12,000	30,410
Kokusai Co., Ltd. (a)	3,400	45,148
Kokuyo Co., Ltd.	33,800	360,653
KOMAIHALTEC, Inc.	24,000	41,210
Komatsu Seiren Co., Ltd. (a)	16,300	86,514
Komatsu Wall Industry Co., Ltd. (a)	2,700	46,199
Komeri Co., Ltd. (a)	12,300	266,149
Komori Corp.	20,000	206,773
Konaka Co., Ltd.	7,300	37,756
Kondotec, Inc.	9,400	57,822
Konishi Co., Ltd.	6,600	114,294

MSF-94

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Konoike Transport Co., Ltd.	3,200	$39,846
Kosaido Co., Ltd.	3,700	12,087
Koshidaka Holdings Co., Ltd.	2,500	54,056
Kotobuki Spirits Co., Ltd. (a)	2,600	85,945
Kourakuen Holdings Corp.	2,900	36,187
Krosaki Harima Corp.	24,000	45,259
KRS Corp.	2,800	57,134
KU Holdings Co., Ltd.	8,000	54,380
Kumagai Gumi Co., Ltd.	91,000	285,645
Kumiai Chemical Industry Co., Ltd.	7,200	51,230
Kura Corp. (a)	3,300	104,890
Kurabo Industries, Ltd.	93,000	166,198
Kureha Corp.	52,000	187,227
Kurimoto, Ltd.	35,000	54,438
Kuroda Electric Co., Ltd.	13,800	256,257
Kusuri No. Aoki Co., Ltd.	5,200	276,649
KYB Co., Ltd.	74,000	196,257
Kyodo Printing Co., Ltd.	51,000	140,798
Kyoei Steel, Ltd. (a)	6,100	95,997
Kyokuto Boeki Kaisha, Ltd.	9,000	16,734
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	114,340
Kyokuto Securities Co., Ltd.	7,600	101,487
Kyokuyo Co., Ltd. (a)	35,000	76,866
KYORIN Holdings, Inc.	16,100	247,286
Kyoritsu Maintenance Co., Ltd.	3,259	210,812
Kyoritsu Printing Co., Ltd.	6,800	17,463
Kyosan Electric Manufacturing Co., Ltd.	29,000	77,434
Kyoto Kimono Yuzen Co., Ltd.	2,200	18,373
Kyowa Electronics Instruments Co., Ltd.	8,000	27,749
Kyowa Exeo Corp.	32,300	313,069
Kyowa Leather Cloth Co., Ltd.	3,300	28,823
Kyudenko Corp. (a)	13,000	217,243
LAC Co., Ltd. (a)	5,900	70,667
Land Business Co., Ltd.	7,100	21,705
Lasertec Corp.	6,100	62,406
LEC, Inc.	3,400	38,217
Leopalace21 Corp. (a) (b)	82,400	386,194
Life Corp. (a)	10,400	298,597
Lifenet Insurance Co. (b)	5,000	16,404
Link And Motivation, Inc. (a)	8,900	9,601
Lintec Corp.	17,100	360,534
Lion Corp. (a)	47,000	414,372
Livesense, Inc. (a) (b)	3,500	12,720
Look, Inc.	11,000	16,267
Macnica Fuji Electronics Holdings, Inc. (b)	16,350	195,019
Maeda Corp. (a)	40,000	292,885
Maeda Kosen Co., Ltd. (a)	6,900	54,027
Maeda Road Construction Co., Ltd.	21,000	368,452
Maezawa Kasei Industries Co., Ltd. (a)	6,800	58,904
Maezawa Kyuso Industries Co., Ltd.	5,600	71,675
Makino Milling Machine Co., Ltd. (a)	40,000	251,522
Mamiya-Op Co., Ltd. (a)	19,000	24,844
Mandom Corp. (a)	5,200	170,501
Mani, Inc.	5,700	111,032
Mars Engineering Corp.	3,600	60,692
Marubun Corp.	8,200	59,021
Marudai Food Co., Ltd.	52,000	204,930

Japan—(Continued)
Maruei Department Store Co., Ltd. (b)	8,000	7,156
Marufuji Sheet Piling Co., Ltd. (a)	13,000	30,888
Maruha Nichiro Corp.	16,700	240,673
Maruka Machinery Co., Ltd.	2,900	42,266
Marusan Securities Co., Ltd. (a)	24,800	252,150
Maruwa Co., Ltd.	3,700	75,988
Maruyama Manufacturing Co., Inc.	15,000	23,501
Maruzen CHI Holdings Co., Ltd. (b)	15,500	47,143
Maruzen Showa Unyu Co., Ltd.	28,000	98,655
Marvelous, Inc. (a)	9,500	73,142
Matsuda Sangyo Co., Ltd.	7,000	75,723
Matsui Construction Co., Ltd.	9,000	45,477
Matsumotokiyoshi Holdings Co., Ltd.	10,700	477,139
Matsuya Foods Co., Ltd.	3,100	59,707
Max Co., Ltd.	17,000	160,288
Maxvalu Nishinihon Co., Ltd.	2,400	32,188
Maxvalu Tokai Co., Ltd. (a)	5,000	73,736
MEC Co., Ltd.	7,300	40,205
Medical System Network Co., Ltd.	5,300	29,253
Megachips Corp. (a)	7,600	73,277
Megmilk Snow Brand Co., Ltd. (a)	15,400	295,326
Meidensha Corp. (a)	58,000	172,975
Meiji Shipping Co., Ltd.	8,500	37,570
Meiko Electronics Co., Ltd. (a) (b)	7,500	14,956
Meiko Network Japan Co., Ltd.	7,200	78,982
Meisei Industrial Co., Ltd.	17,000	74,652
Meitec Corp.	10,300	360,863
Meito Sangyo Co., Ltd. (a)	4,500	49,412
Meito Transportation Co., Ltd. (a) (c)	2,800	15,906
Meiwa Corp.	10,900	33,094
Meiwa Estate Co., Ltd.	5,200	22,096
Melco Holdings, Inc. (a)	4,500	74,137
Message Co., Ltd. (a)	4,400	91,551
Michinoku Bank, Ltd. (The)	69,000	119,195
Micronics Japan Co., Ltd. (a)	8,600	78,844
Mie Bank, Ltd. (The)	43,000	95,820
Mikuni Corp.	3,000	11,277
Milbon Co., Ltd.	4,360	145,034
Mimasu Semiconductor Industry Co., Ltd.	8,200	75,323
Minato Bank, Ltd. (The)	63,000	113,111
Ministop Co., Ltd. (a)	6,000	136,769
Miraial Co., Ltd. (a)	2,900	26,469
Mirait Holdings Corp.	24,400	221,669
Miroku Jyoho Service Co., Ltd.	7,000	49,865
Misawa Homes Co., Ltd. (a)	11,400	69,088
Mitani Corp. (a)	9,100	215,880
Mitani Sekisan Co., Ltd. (a)	4,100	60,041
Mito Securities Co., Ltd.	24,000	78,863
Mitsuba Corp.	13,200	177,823
Mitsubishi Nichiyu Forklift Co., Ltd. (a)	8,000	31,553
Mitsubishi Paper Mills, Ltd. (a) (b)	144,000	93,982
Mitsubishi Pencil Co., Ltd.	6,500	308,548
Mitsubishi Research Institute, Inc.	2,700	66,590
Mitsubishi Shokuhin Co., Ltd.	4,800	109,859
Mitsubishi Steel Manufacturing Co., Ltd.	65,000	119,865
Mitsuboshi Belting, Ltd.	22,000	168,248
Mitsui Engineering & Shipbuilding Co., Ltd.	300,000	434,034

MSF-95

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsui High-Tec, Inc.	11,600	$62,798
Mitsui Home Co., Ltd.	14,000	70,042
Mitsui Matsushima Co., Ltd.	66,000	64,707
Mitsui Mining & Smelting Co., Ltd. (a)	242,000	436,221
Mitsui Sugar Co., Ltd.	36,000	150,464
Mitsui-Soko Holdings Co., Ltd.	47,000	137,160
Mitsumi Electric Co., Ltd. (a)	33,000	183,271
Mitsumura Printing Co., Ltd.	5,000	10,201
Mitsuuroko Group Holdings Co., Ltd.	12,900	59,636
Miura Co., Ltd. (a)	22,500	261,021
Miyaji Engineering Group, Inc. (a)	27,000	46,320
Miyazaki Bank, Ltd. (The)	73,000	248,601
Miyoshi Oil & Fat Co., Ltd.	40,000	43,745
Mizuno Corp. (a)	37,000	168,820
Mochida Pharmaceutical Co., Ltd.	3,900	226,435
Modec, Inc. (a)	3,000	36,662
Monex Group, Inc. (a)	73,600	182,345
Money Partners Group Co., Ltd.	7,100	21,508
Monogatari Corp. (The)	1,700	66,683
MORESCO Corp.	2,500	32,928
Morinaga & Co., Ltd.	60,000	296,833
Morinaga Milk Industry Co., Ltd.	70,000	291,779
Morita Holdings Corp.	12,500	115,334
Morozoff, Ltd.	13,000	43,652
Mory Industries, Inc.	14,000	41,404
Mr Max Corp. (b)	10,500	27,172
MTI, Ltd. (a)	9,200	63,832
Murakami Corp.	3,000	54,727
Musashi Seimitsu Industry Co., Ltd. (a)	7,900	138,817
Musashino Bank, Ltd. (The)	12,600	454,258
Mutoh Holdings Co., Ltd.	9,000	21,507
NAC Co., Ltd. (a)	3,600	24,585
Nachi-Fujikoshi Corp. (a)	60,000	249,314
Nafco Co., Ltd.	1,400	20,118
Nagaileben Co., Ltd.	5,600	103,997
Nagano Bank, Ltd. (The)	43,000	71,275
Nagano Keiki Co., Ltd.	4,200	26,652
Nagase & Co., Ltd. (a)	2,600	30,338
Nagatanien Co., Ltd.	12,000	106,311
Nagawa Co., Ltd. (a)	2,800	84,351
Nakabayashi Co., Ltd.	24,000	62,294
Nakamuraya Co., Ltd.	19,000	70,190
Nakanishi, Inc.	4,100	152,368
Nakano Corp.	4,000	23,700
Nakayama Steel Works, Ltd. (b)	63,000	39,301
Nakayamafuku Co., Ltd.	2,000	13,064
Namura Shipbuilding Co., Ltd. (a)	18,956	139,093
Nanto Bank, Ltd. (The) (a)	97,000	306,927
Narasaki Sangyo Co., Ltd.	4,000	8,795
Natori Co., Ltd.	2,600	31,744
NDS Co., Ltd.	27,000	65,886
NEC Capital Solutions, Ltd.	3,800	51,746
NEC Networks & System Integration Corp.	9,100	162,903
NET One Systems Co., Ltd.	31,600	179,292
Neturen Co., Ltd.	9,800	70,518
New Japan Chemical Co., Ltd. (a) (b)	9,900	16,264
New Japan Radio Co., Ltd. (b)	6,000	26,802

Japan—(Continued)
Next Co., Ltd.	17,000	134,625
Nexyz Corp.	1,300	9,560
Nice Holdings, Inc. (a)	40,000	53,956
Nichi-iko Pharmaceutical Co., Ltd. (a)	13,200	348,702
Nichia Steel Works, Ltd.	13,000	28,578
Nichias Corp. (a)	33,000	198,430
Nichiban Co., Ltd.	8,000	39,283
Nichicon Corp. (a)	23,900	172,110
Nichiden Corp.	3,100	67,765
Nichiha Corp.	9,600	133,421
Nichii Gakkan Co. (a)	17,500	121,770
Nichimo Co., Ltd.	16,000	29,969
Nichirei Corp.	95,000	595,689
Nichireki Co., Ltd.	9,000	69,971
Nifco, Inc. (a)	8,600	295,149
NIFTY Corp.	3,400	33,970
Nihon Chouzai Co., Ltd.	1,960	78,907
Nihon Dempa Kogyo Co., Ltd.	7,600	53,038
Nihon Eslead Corp.	2,700	25,712
Nihon Kagaku Sangyo Co., Ltd.	3,000	19,887
Nihon M&A Center, Inc. (a)	11,700	510,402
Nihon Nohyaku Co., Ltd. (a)	14,000	94,604
Nihon Parkerizing Co., Ltd.	31,600	259,608
Nihon Plast Co., Ltd.	2,500	14,636
Nihon Tokushu Toryo Co., Ltd.	2,200	17,459
Nihon Trim Co., Ltd.	2,200	82,932
Nihon Unisys, Ltd. (a)	18,100	187,511
Nihon Yamamura Glass Co., Ltd.	45,000	65,268
Nikkato Corp.	300	968
Nikkiso Co., Ltd. (a)	21,500	144,403
Nikko Co., Ltd. (a)	9,000	29,716
Nippon Air Conditioning Service Co., Ltd.	6,000	57,026
Nippon Beet Sugar Manufacturing Co., Ltd.	50,000	80,282
Nippon Carbide Industries Co., Inc.	23,000	33,375
Nippon Carbon Co., Ltd. (a)	39,000	90,827
Nippon Ceramic Co., Ltd. (a)	5,200	77,003
Nippon Chemi-Con Corp.	59,000	129,844
Nippon Chemical Industrial Co., Ltd. (a)	30,000	64,034
Nippon Chemiphar Co., Ltd.	8,000	37,643
Nippon Chutetsukan KK	2,000	3,068
Nippon Coke & Engineering Co., Ltd.	71,000	60,222
Nippon Concrete Industries Co., Ltd. (a)	14,000	47,587
Nippon Denko Co., Ltd. (a)	56,465	102,023
Nippon Densetsu Kogyo Co., Ltd.	14,700	264,207
Nippon Felt Co., Ltd.	8,600	35,088
Nippon Filcon Co., Ltd.	5,200	21,044
Nippon Fine Chemical Co., Ltd.	5,800	37,900
Nippon Flour Mills Co., Ltd.	45,000	281,374
Nippon Gas Co., Ltd. (a)	11,500	328,474
Nippon Hume Corp.	8,200	52,002
Nippon Kanzai Co., Ltd.	6,600	99,773
Nippon Kasei Chemical Co., Ltd.	18,000	18,713
Nippon Kayaku Co., Ltd. (a)	13,000	135,383
Nippon Kinzoku Co., Ltd. (a) (b)	19,000	20,831
Nippon Kodoshi Corp.	1,600	13,577
Nippon Koei Co., Ltd. (a)	31,000	128,521
Nippon Konpo Unyu Soko Co., Ltd.	22,600	400,959

MSF-96

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Koshuha Steel Co., Ltd.	31,000	$25,332
Nippon Light Metal Holdings Co., Ltd. (a)	198,000	297,024
Nippon Parking Development Co., Ltd. (a)	75,700	80,838
Nippon Pillar Packing Co., Ltd.	9,600	81,218
Nippon Piston Ring Co., Ltd.	3,200	47,532
Nippon Rietec Co., Ltd.	7,000	49,216
Nippon Road Co., Ltd. (The)	27,000	135,454
Nippon Seiki Co., Ltd.	15,000	292,247
Nippon Seiro Co., Ltd.	2,000	3,987
Nippon Seisen Co., Ltd. (a)	10,000	40,550
Nippon Sharyo, Ltd. (a) (b)	26,000	62,604
Nippon Sheet Glass Co., Ltd. (a) (b)	330,000	281,086
Nippon Signal Co., Ltd.	20,700	200,386
Nippon Soda Co., Ltd.	50,000	285,716
Nippon Steel & Sumikin Bussan Corp. (a)	51,960	154,335
Nippon Suisan Kaisha, Ltd.	82,900	247,943
Nippon Synthetic Chemical Industry Co., Ltd. (The)	18,000	112,796
Nippon Systemware Co., Ltd.	1,300	9,877
Nippon Thompson Co., Ltd.	27,000	111,899
Nippon Valqua Industries, Ltd.	30,000	72,518
Nippon Yakin Kogyo Co., Ltd. (a) (b)	54,000	68,331
Nipro Corp.	38,800	400,097
Nishi-Nippon Railroad Co., Ltd. (a)	47,000	231,033
Nishikawa Rubber Co., Ltd.	1,200	17,581
Nishimatsu Construction Co., Ltd. (a)	104,000	432,182
Nishimatsuya Chain Co., Ltd.	16,100	149,809
Nishio Rent All Co., Ltd.	4,400	86,775
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	28,221
Nissei ASB Machine Co., Ltd. (a)	2,100	41,674
Nissei Build Kogyo Co., Ltd.	22,000	68,574
Nissei Corp.	3,700	29,833
Nissei Plastic Industrial Co., Ltd.	7,100	57,529
Nissha Printing Co., Ltd. (a)	8,700	166,005
Nisshin Fudosan Co. (a)	15,200	48,007
Nisshin Oillio Group, Ltd. (The)	51,000	185,157
Nisshin Steel Co., Ltd. (a)	35,596	319,708
Nisshinbo Holdings, Inc.	47,000	531,384
Nissin Corp.	30,000	87,080
Nissin Electric Co., Ltd.	18,000	111,325
Nissin Kogyo Co., Ltd.	16,400	246,499
Nissui Pharmaceutical Co., Ltd.	6,000	65,494
Nitta Corp.	6,800	164,214
Nitta Gelatin, Inc.	4,500	28,554
Nittan Valve Co., Ltd.	6,300	21,813
Nittetsu Mining Co., Ltd.	25,000	99,787
Nitto Boseki Co., Ltd. (a)	49,000	147,134
Nitto FC Co., Ltd.	4,500	32,542
Nitto Fuji Flour Milling Co., Ltd.	4,000	10,866
Nitto Kogyo Corp.	9,000	158,216
Nitto Kohki Co., Ltd.	4,700	90,478
Nitto Seiko Co., Ltd.	15,000	35,182
Nittoc Construction Co., Ltd. (a)	13,550	61,991
Nittoku Engineering Co., Ltd. (a)	5,200	50,681
NJS Co., Ltd.	3,300	38,005
Noevir Holdings Co., Ltd.	4,800	104,057
NOF Corp.	52,000	358,257

Japan—(Continued)
Nohmi Bosai, Ltd.	7,000	76,066
Nojima Corp. (a)	4,200	46,561
Nomura Co., Ltd.	13,000	185,341
Noritake Co., Ltd.	56,000	118,552
Noritsu Koki Co., Ltd.	4,000	19,341
Noritz Corp. (a)	12,400	187,086
North Pacific Bank, Ltd.	122,400	486,599
NS Solutions Corp.	5,100	216,184
NS United Kaiun Kaisha, Ltd.	41,000	81,175
NSD Co., Ltd.	10,670	131,612
Nuflare Technology, Inc. (a)	800	29,486
Obara Group, Inc. (a)	4,800	189,030
Obayashi Road Corp.	10,000	54,810
Odelic Co., Ltd.	1,000	26,167
Oenon Holdings, Inc.	21,000	37,085
Ogaki Kyoritsu Bank, Ltd. (The)	140,000	554,794
Ohara, Inc.	4,700	22,594
Ohashi Technica, Inc.	4,600	48,725
Ohsho Food Service Corp. (a)	3,600	119,425
Oiles Corp.	9,600	142,876
Oita Bank, Ltd. (The)	75,000	311,936
Oizumi Corp.	2,900	14,317
Okabe Co., Ltd. (a)	16,000	135,063
Okamoto Industries, Inc. (a)	33,000	312,756
Okamoto Machine Tool Works, Ltd.	14,000	16,055
Okamura Corp.	26,300	237,505
Okaya Electric Industries Co., Ltd.	8,900	27,997
Oki Electric Industry Co., Ltd. (a)	227,000	355,033
Okinawa Cellular Telephone Co.	4,900	128,973
Okinawa Electric Power Co., Inc. (The)	8,550	193,036
OKK Corp. (a)	41,000	46,676
OKUMA Corp. (a)	50,000	313,505
Okumura Corp. (a)	63,000	337,335
Okura Industrial Co., Ltd.	26,000	68,264
Okuwa Co., Ltd. (a)	10,000	82,224
Olympic Corp. (a)	4,900	23,662
ONO Sokki Co., Ltd.	4,200	33,709
Onoken Co., Ltd.	7,400	63,338
Onward Holdings Co., Ltd. (a)	49,000	290,922
Open House Co., Ltd.	4,200	65,318
OPT Holding, Inc.	4,700	22,423
Optex Co., Ltd.	5,200	96,547
Organo Corp.	18,000	65,892
Origin Electric Co., Ltd.	17,000	43,882
Osaka Organic Chemical Industry, Ltd.	5,900	30,456
Osaka Steel Co., Ltd.	5,900	82,551
OSAKA Titanium Technologies Co., Ltd.	6,500	171,608
Osaki Electric Co., Ltd. (a)	11,000	54,274
OSG Corp. (a)	22,700	431,063
Otsuka Kagu, Ltd. (a)	5,500	70,145
OUG Holdings, Inc.	7,000	14,285
Outsourcing, Inc.	3,100	67,758
Oyo Corp.	7,400	86,403
Pacific Industrial Co., Ltd. (a)	18,800	188,125
Pacific Metals Co., Ltd. (a)	72,000	166,835
Pack Corp. (The)	5,600	124,082
Pal Co., Ltd.	3,800	110,473

MSF-97

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Paltac Corp.	12,650	$229,747
PanaHome Corp.	32,000	208,452
Panasonic Industrial Devices SUNX Co., Ltd.	6,800	34,913
Paramount Bed Holdings Co., Ltd.	6,000	178,853
Parco Co., Ltd.	8,100	65,128
Paris Miki Holdings, Inc. (a)	17,000	64,682
Pasco Corp.	6,000	14,669
Pasona Group, Inc.	9,000	76,500
Penta-Ocean Construction Co., Ltd.	96,700	455,154
PIA Corp.	300	5,172
Pilot Corp.	10,800	447,802
Piolax, Inc.	3,500	161,744
Pioneer Corp. (b)	117,700	255,887
Plenus Co., Ltd. (a)	7,800	120,711
Press Kogyo Co., Ltd. (a)	37,000	141,796
Pressance Corp. (a)	2,600	102,078
Prestige International, Inc. (a)	6,700	66,825
Prima Meat Packers, Ltd.	48,000	128,655
Pronexus, Inc.	9,000	60,015
Proto Corp.	5,300	66,556
PS Mitsubishi Construction Co., Ltd.	8,800	28,170
Qol Co., Ltd.	3,400	49,137
Raito Kogyo Co., Ltd.	18,200	172,595
Rasa Industries, Ltd. (a) (b)	26,000	27,407
Relo Holdings, Inc.	3,400	335,039
Renaissance, Inc.	5,100	52,001
Rengo Co., Ltd. (a)	81,000	313,828
Renown, Inc. (a) (b)	29,200	31,735
Resort Solution Co., Ltd.	4,000	9,196
Retail Partners Co., Ltd.	1,300	11,083
Rheon Automatic Machinery Co., Ltd.	5,000	23,324
Rhythm Watch Co., Ltd. (a)	30,000	40,478
Riberesute Corp.	4,300	26,690
Ricoh Leasing Co., Ltd.	6,400	174,083
Right On Co., Ltd.	5,900	48,144
Riken Corp.	35,000	116,449
Riken Keiki Co., Ltd.	6,000	63,383
Riken Technos Corp.	15,000	47,936
Riken Vitamin Co., Ltd. (a)	2,700	85,725
Ringer Hut Co., Ltd. (a)	4,200	91,039
Rion Co., Ltd. (a)	2,200	32,849
Riso Kagaku Corp.	9,958	170,321
Riso Kyoiku Co., Ltd. (a) (b)	11,590	22,545
Rock Field Co., Ltd. (a)	4,400	102,111
Rohto Pharmaceutical Co., Ltd.	30,100	463,817
Rokko Butter Co., Ltd.	4,400	67,606
Roland DG Corp.	3,000	64,663
Round One Corp. (a)	28,300	114,259
Royal Holdings Co., Ltd.	9,600	164,886
Ryobi, Ltd.	47,000	176,797
Ryoden Trading Co., Ltd.	16,000	107,089
Ryosan Co., Ltd.	14,000	328,746
Ryoyo Electro Corp.	8,600	109,576
S Foods, Inc. (a)	4,100	82,253
S&B Foods, Inc.	600	24,369
Sac’s Bar Holdings, Inc.	6,850	117,961
Saibu Gas Co., Ltd. (a)	136,000	311,372

Japan—(Continued)
Saizeriya Co., Ltd. (a)	10,300	234,121
Sakai Chemical Industry Co., Ltd.	42,000	118,513
Sakai Heavy Industries, Ltd.	14,000	26,913
Sakai Moving Service Co., Ltd. (a)	1,300	64,893
Sakai Ovex Co., Ltd.	16,000	25,498
Sakata INX Corp.	11,800	93,933
Sakata Seed Corp.	11,800	195,137
Sala Corp.	12,900	58,653
SAMTY Co., Ltd.	2,600	23,796
San Holdings, Inc.	2,500	31,931
San-A Co., Ltd.	6,200	272,170
San-Ai Oil Co., Ltd.	25,000	172,249
San-In Godo Bank, Ltd. (The)	59,000	579,666
Sanden Holdings Corp. (a)	42,000	131,476
Sanei Architecture Planning Co., Ltd.	4,300	49,305
Sangetsu Co., Ltd.	21,200	339,617
Sanken Electric Co., Ltd. (a)	37,000	125,254
Sanki Engineering Co., Ltd. (a)	23,700	179,552
Sanko Marketing Foods Co., Ltd. (a)	3,100	23,598
Sanko Metal Industrial Co., Ltd.	10,000	21,368
Sankyo Frontier Co., Ltd.	2,000	14,999
Sankyo Seiko Co., Ltd.	16,300	63,547
Sankyo Tateyama, Inc.	11,200	174,497
Sankyu, Inc.	96,000	466,033
Sanoh Industrial Co., Ltd.	10,100	60,245
Sanshin Electronics Co., Ltd. (a)	12,800	131,073
Sanwa Holdings Corp.	62,200	428,677
Sanyo Chemical Industries, Ltd.	21,000	141,827
Sanyo Denki Co., Ltd.	16,000	95,984
Sanyo Electric Railway Co., Ltd.	20,000	78,512
Sanyo Housing Nagoya Co., Ltd. (a)	3,000	26,711
Sanyo Industries, Ltd.	13,000	20,102
Sanyo Shokai, Ltd.	51,000	154,571
Sanyo Special Steel Co., Ltd.	47,000	179,143
Sapporo Holdings, Ltd. (a)	105,000	409,958
Sata Construction Co., Ltd.	2,600	11,800
Sato Holdings Corp.	6,900	128,847
Sato Restaurant Systems Co., Ltd. (a)	4,800	33,052
Sato Shoji Corp.	6,500	38,349
Satori Electric Co., Ltd.	7,100	48,174
Sawada Holdings Co., Ltd.	10,300	100,560
Saxa Holdings, Inc.	24,000	44,522
SBS Holdings, Inc. (a)	6,900	57,769
SCREEN Holdings Co., Ltd. (a)	57,000	279,558
Scroll Corp. (a)	15,700	54,153
SEC Carbon, Ltd.	7,000	17,859
Secom Joshinetsu Co., Ltd.	900	25,596
Seibu Electric Industry Co., Ltd.	12,000	43,425
Seika Corp.	28,000	59,097
Seikitokyu Kogyo Co., Ltd.	12,500	55,519
Seiko Holdings Corp.	44,000	256,478
Seiren Co., Ltd.	19,100	212,839
Sekisui Jushi Corp.	12,900	168,564
Sekisui Plastics Co., Ltd.	24,000	77,086
Senko Co., Ltd. (a)	31,000	218,900
Senshu Electric Co., Ltd.	2,400	35,182
Senshu Ikeda Holdings, Inc.	84,000	365,398

MSF-98

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Senshukai Co., Ltd. (a)	13,800	$86,742
Septeni Holdings Co., Ltd. (a)	5,500	99,194
Seria Co., Ltd.	6,500	321,860
Shibaura Electronics Co., Ltd.	2,800	42,652
Shibaura Mechatronics Corp. (a)	18,000	30,769
Shibusawa Warehouse Co., Ltd. (The)	25,000	63,823
Shibuya Kogyo Co., Ltd.	6,500	98,407
Shidax Corp. (a)	9,600	40,113
Shiga Bank, Ltd. (The)	89,000	454,063
Shikibo, Ltd.	56,000	55,866
Shikoku Bank, Ltd. (The)	95,000	201,315
Shikoku Chemicals Corp. (a)	16,000	135,756
Shima Seiki Manufacturing, Ltd. (a)	11,900	163,711
Shimachu Co., Ltd.	20,500	449,378
SHIMANE BANK, Ltd. (The)	2,500	30,073
Shimizu Bank, Ltd. (The)	4,900	122,467
Shimojima Co., Ltd.	6,300	53,943
Shin Nippon Air Technologies Co., Ltd.	7,300	58,716
Shin-Etsu Polymer Co., Ltd.	22,600	102,950
Shin-Keisei Electric Railway Co., Ltd. (a)	23,000	77,745
Shinagawa Refractories Co., Ltd. (a)	20,000	41,660
Shindengen Electric Manufacturing Co., Ltd.	28,000	90,821
Shinkawa, Ltd. (b)	5,300	29,227
Shinko Electric Industries Co., Ltd.	27,600	156,275
Shinko Plantech Co., Ltd.	16,100	131,607
Shinko Shoji Co., Ltd.	7,700	80,886
Shinko Wire Co., Ltd.	12,000	15,914
Shinmaywa Industries, Ltd.	34,000	344,452
Shinnihon Corp.	14,000	71,584
Shinsho Corp.	14,000	26,632
Shinwa Co., Ltd.	3,900	51,295
Ship Healthcare Holdings, Inc.	14,200	306,868
Shiroki Corp.	31,000	76,024
Shizuki Electric Co., Inc. (a)	8,000	38,408
Shizuoka Gas Co., Ltd.	21,300	138,852
Shobunsha Publications, Inc.	6,700	38,802
Shochiku Co., Ltd. (a)	3,000	25,292
Shoei Foods Corp.	4,300	47,007
Shofu, Inc.	3,900	49,074
Shoko Co., Ltd.	39,000	27,597
Showa Aircraft Industry Co., Ltd.	4,000	36,916
Showa Corp.	17,600	140,763
Showa Sangyo Co., Ltd.	33,000	128,522
Siix Corp. (a)	5,200	135,168
Sinanen Co., Ltd.	18,000	66,904
Sinfonia Technology Co., Ltd.	42,000	62,338
Sinko Industries, Ltd.	6,400	67,302
Sintokogio, Ltd. (a)	21,100	166,092
SKY Perfect JSAT Holdings, Inc.	29,800	140,718
SMK Corp.	23,000	95,791
SMS Co., Ltd.	7,900	133,847
SNT Corp.	7,800	35,907
Soda Nikka Co., Ltd. (a)	7,000	27,730
Sodick Co., Ltd. (a)	16,800	105,842
Soft99 Corp. (a)	5,100	32,556
Softbank Technology Corp.	1,600	15,416
Software Service, Inc. (a)	1,500	59,341

Japan—(Continued)
Sogo Medical Co., Ltd.	2,400	76,171
Soshin Electric Co., Ltd.	1,500	4,139
Sotoh Co., Ltd.	4,300	35,904
Space Co., Ltd.	5,800	61,753
Sparx Group Co., Ltd. (a)	35,900	87,821
SPK Corp.	2,500	46,091
SRA Holdings	3,700	58,931
Srg Takamiya Co., Ltd. (a)	5,200	26,320
ST Corp.	6,900	58,272
St. Marc Holdings Co., Ltd.	5,500	168,568
Star Micronics Co., Ltd. (a)	12,600	172,589
Starts Corp., Inc.	5,800	90,235
Starzen Co., Ltd.	2,800	73,421
Stella Chemifa Corp. (a)	5,600	54,542
Step Co., Ltd.	4,100	34,594
Studio Alice Co., Ltd.	2,900	56,202
Subaru Enterprise Co., Ltd.	1,000	3,482
Sugimoto & Co., Ltd.	3,800	40,900
Sumida Corp. (a)	6,300	41,531
Suminoe Textile Co., Ltd.	23,000	65,405
Sumitomo Bakelite Co., Ltd. (a)	84,000	309,159
Sumitomo Densetsu Co., Ltd.	7,700	93,620
Sumitomo Mitsui Construction Co., Ltd. (a)	260,300	315,742
Sumitomo Osaka Cement Co., Ltd.	159,000	564,960
Sumitomo Precision Products Co., Ltd. (a)	12,000	46,147
Sumitomo Real Estate Sales Co., Ltd.	5,960	152,860
Sumitomo Riko Co., Ltd.	16,700	146,082
Sumitomo Seika Chemicals Co., Ltd. (a)	18,000	115,585
Sumitomo Warehouse Co., Ltd. (The)	53,000	256,789
Sun Frontier Fudousan Co., Ltd. (a)	7,600	57,799
Sun-Wa Technos Corp. (a)	3,900	34,829
Suncall Corp.	11,000	56,344
SWCC Showa Holdings Co., Ltd. (a) (b)	116,000	75,060
Systena Corp.	6,700	61,999
T Hasegawa Co., Ltd. (a)	9,100	118,857
T RAD Co., Ltd.	36,000	56,741
T&K Toka Co., Ltd. (a)	5,000	85,181
T-Gaia Corp.	8,400	131,576
Tabuchi Electric Co., Ltd.	8,900	58,343
Tachi-S Co., Ltd. (a)	10,300	134,568
Tachibana Eletech Co., Ltd.	5,640	60,786
Tadano, Ltd.	38,000	422,383
Taihei Dengyo Kaisha, Ltd. (a)	12,000	123,485
Taiheiyo Kouhatsu, Inc.	21,000	14,225
Taiho Kogyo Co., Ltd.	7,800	84,180
Taikisha, Ltd.	9,800	222,273
Taiko Bank, Ltd. (The)	41,000	78,670
Taiko Pharmaceutical Co., Ltd. (a)	2,300	32,803
Taisei Lamick Co., Ltd. (a)	2,200	49,045
Taiyo Holdings Co., Ltd. (a)	5,700	175,471
Taiyo Yuden Co., Ltd. (a)	26,600	347,500
Takachiho Koheki Co., Ltd.	400	3,290
Takagi Securities Co., Ltd.	18,000	33,042
Takamatsu Construction Group Co., Ltd.	5,400	114,733
Takano Co., Ltd. (a)	6,000	32,083
Takaoka Toko Co., Ltd.	5,365	61,288
Takara Holdings, Inc.	34,300	206,480

MSF-99

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Takara Leben Co., Ltd. (a)	32,000	$157,711
Takara Printing Co., Ltd.	3,100	32,581
Takara Standard Co., Ltd.	39,000	277,443
Takasago International Corp.	6,400	157,550
Takasago Thermal Engineering Co., Ltd. (a)	20,900	289,946
Takashima & Co., Ltd.	25,000	52,950
Takata Corp. (a) (b)	14,300	157,102
Take And Give Needs Co., Ltd. (a)	4,010	22,365
Takeei Corp.	8,200	86,481
Takeuchi Manufacturing Co., Ltd.	11,100	195,112
Takihyo Co., Ltd.	13,000	47,541
Takiron Co., Ltd.	21,000	86,259
Takisawa Machine Tool Co., Ltd.	22,000	32,174
Takuma Co., Ltd.	26,000	196,213
Tama Home Co., Ltd. (a)	8,500	32,036
Tamron Co., Ltd.	6,000	110,222
Tamura Corp. (a)	26,000	72,691
Tanseisha Co., Ltd.	13,650	90,250
TASAKI & Co., Ltd. (b)	800	9,016
Tatsuta Electric Wire and Cable Co., Ltd. (a)	17,000	62,004
Tayca Corp. (a)	12,000	46,588
TBK Co., Ltd. (a)	8,000	29,967
Teac Corp. (a) (b)	40,000	13,084
TECHNO ASSOCIE Co., Ltd.	300	2,865
Techno Medica Co., Ltd.	2,400	49,737
Techno Ryowa, Ltd.	4,800	25,149
Teikoku Electric Manufacturing Co., Ltd. (a)	6,800	45,126
Teikoku Sen-I Co., Ltd.	6,900	80,492
Teikoku Tsushin Kogyo Co., Ltd.	24,000	38,060
Ten Allied Co., Ltd. (b)	1,000	3,155
Tenma Corp.	6,200	102,200
Teraoka Seisakusho Co., Ltd.	200	720
Tigers Polymer Corp.	2,200	11,981
TKC Corp.	7,600	197,129
Toa Corp.	9,600	86,784
Toa Corp.	82,000	197,898
Toa Oil Co., Ltd.	32,000	38,569
TOA ROAD Corp.	18,000	64,061
Toabo Corp.	3,400	17,537
Toagosei Co., Ltd.	37,000	269,331
Tobishima Corp. (a) (b)	62,200	110,444
Tobu Store Co., Ltd.	11,000	27,456
TOC Co., Ltd.	18,000	126,512
Tocalo Co., Ltd.	4,800	87,277
Tochigi Bank, Ltd. (The)	45,000	247,841
Toda Corp. (a)	81,000	359,688
Toda Kogyo Corp.	11,000	26,005
Toei Animation Co., Ltd. (a)	2,500	93,621
Toei Co., Ltd.	28,000	219,991
Toenec Corp.	18,000	131,856
Toho Bank, Ltd. (The)	83,000	307,543
Toho Co., Ltd. (a)	4,000	66,784
Toho Holdings Co., Ltd. (a)	20,600	431,092
Toho Zinc Co., Ltd. (a)	50,000	115,083
Tohoku Bank, Ltd. (The)	56,000	70,250
Tohokushinsha Film Corp.	4,800	35,424
Tohto Suisan Co., Ltd.	14,000	21,962

Japan—(Continued)
Tokai Carbon Co., Ltd. (a)	68,000	163,514
Tokai Corp.	3,900	107,748
TOKAI Holdings Corp.	34,500	144,611
Tokai Lease Co., Ltd.	16,000	28,832
Tokai Rika Co., Ltd.	8,800	182,400
Token Corp.	3,160	239,090
Toko, Inc.	11,000	26,076
Tokushu Tokai Paper Co., Ltd.	39,000	105,220
Tokuyama Corp. (a) (b)	106,000	172,949
Tokyo Dome Corp.	62,000	271,896
Tokyo Electron Device, Ltd.	2,400	31,308
Tokyo Energy & Systems, Inc.	10,000	69,885
Tokyo Individualized Educational Institute, Inc.	5,000	24,431
Tokyo Keiki, Inc.	21,000	37,494
Tokyo Ohka Kogyo Co., Ltd.	13,100	348,871
Tokyo Rakutenchi Co., Ltd.	17,000	68,662
Tokyo Rope Manufacturing Co., Ltd. (a) (b)	46,000	66,705
Tokyo Sangyo Co., Ltd.	12,000	45,159
Tokyo Seimitsu Co., Ltd.	13,800	257,689
Tokyo Steel Manufacturing Co., Ltd.	36,800	201,554
Tokyo Tekko Co., Ltd.	17,000	70,245
Tokyo Theatres Co., Inc.	42,000	46,354
Tokyo TY Financial Group, Inc.	9,724	304,188
Tokyotokeiba Co., Ltd.	31,000	74,589
Tokyu Recreation Co., Ltd.	6,000	37,041
Toli Corp.	20,000	49,949
Tomato Bank, Ltd.	55,000	78,081
Tomen Devices Corp.	1,500	24,779
Tomoe Corp.	12,500	36,044
Tomoe Engineering Co., Ltd.	2,100	28,032
Tomoegawa Co., Ltd.	12,000	20,863
Tomoku Co., Ltd.	31,000	63,822
TOMONY Holdings, Inc.	69,000	269,308
Tomy Co., Ltd. (a)	24,400	119,595
Tonami Holdings Co., Ltd.	22,000	73,716
Toppan Forms Co., Ltd.	19,800	235,987
Topre Corp.	15,300	296,148
Topy Industries, Ltd.	91,000	188,737
Toridoll.corp	6,900	82,125
Torigoe Co., Ltd. (The)	9,200	56,706
Torii Pharmaceutical Co., Ltd.	3,600	84,757
Torishima Pump Manufacturing Co., Ltd. (a)	9,700	69,849
Tosei Corp.	13,200	85,538
Toshiba Machine Co., Ltd.	42,000	132,173
Toshiba Plant Systems & Services Corp.	14,100	138,268
Toshiba TEC Corp.	13,000	41,412
Tosho Co., Ltd.	2,400	59,788
Tosho Printing Co., Ltd. (a)	14,000	56,505
Totetsu Kogyo Co., Ltd.	8,400	180,226
Tottori Bank, Ltd. (The)	37,000	64,147
Toukei Computer Co., Ltd.	1,400	24,089
Tow Co., Ltd.	3,600	23,175
Towa Bank, Ltd. (The)	115,000	101,821
Towa Corp. (a)	8,000	49,758
Towa Pharmaceutical Co., Ltd.	2,800	180,214
Toyo Construction Co., Ltd.	25,499	112,115
Toyo Corp. (a)	9,600	70,780

MSF-100

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	16,000	$52,160
Toyo Engineering Corp. (a)	38,000	91,714
Toyo Ink SC Holdings Co., Ltd. (a)	76,000	278,442
Toyo Kanetsu KK	48,000	76,727
Toyo Kohan Co., Ltd.	16,000	48,029
Toyo Machinery & Metal Co., Ltd.	7,800	24,700
Toyo Securities Co., Ltd.	23,000	72,256
Toyo Sugar Refining Co., Ltd.	9,000	8,295
Toyo Tanso Co., Ltd. (a)	5,300	66,542
Toyo Wharf & Warehouse Co., Ltd.	25,000	39,025
Toyobo Co., Ltd.	332,000	451,975
TPR Co., Ltd.	7,300	167,125
Trancom Co., Ltd.	2,600	139,597
Transcosmos, Inc.	8,100	198,781
Trusco Nakayama Corp.	7,200	255,483
Trust Tech, Inc.	1,500	25,858
TS Tech Co., Ltd.	2,600	71,197
TSI Holdings Co., Ltd. (a)	28,205	204,093
Tsubakimoto Chain Co.	47,000	295,442
Tsubakimoto Kogyo Co., Ltd.	8,000	20,544
Tsudakoma Corp. (b)	16,000	15,917
Tsugami Corp. (a)	25,000	92,932
Tsukada Global Holdings, Inc. (a)	7,200	44,194
Tsukamoto Corp. Co., Ltd.	21,000	21,611
Tsukishima Kikai Co., Ltd. (a)	8,600	71,519
Tsukuba Bank, Ltd. (The)	34,500	121,405
Tsukui Corp. (a)	9,400	90,301
Tsumura & Co.	6,600	143,955
Tsurumi Manufacturing Co., Ltd.	6,100	98,435
Tsutsumi Jewelry Co., Ltd.	3,800	78,452
TTK Co., Ltd. (a)	4,000	15,388
TV Tokyo Holdings Corp.	3,700	62,949
TYK Corp.	6,000	8,893
Tyo, Inc.	9,600	15,095
U-Shin, Ltd. (a)	11,400	78,325
UACJ Corp. (a)	110,850	178,060
Ube Industries, Ltd. (a)	229,000	401,147
Uchida Yoko Co., Ltd.	21,000	69,171
Ueki Corp.	11,000	21,932
UKC Holdings Corp.	5,000	96,236
Ulvac, Inc.	15,600	254,667
Uniden Holdings Corp.	25,000	37,259
Union Tool Co.	3,400	82,291
Unipres Corp.	13,900	265,958
United Arrows, Ltd. (a)	6,900	286,185
United Super Markets Holdings, Inc. (a)	22,300	188,180
Unitika, Ltd. (b)	156,000	74,732
Universal Entertainment Corp. (a)	8,600	153,063
UNY Group Holdings Co., Ltd.	98,800	625,012
Usen Corp. (b)	41,400	103,962
Ushio, Inc.	39,000	469,026
UT Group Co., Ltd. (b)	9,800	52,915
Utoc Corp.	5,100	19,261
Valor Co., Ltd. (a)	12,300	309,273
Village Vanguard Co., Ltd. (a)	2,300	31,409
Vital KSK Holdings, Inc. (a)	14,200	96,048

Japan—(Continued)
Vitec Co., Ltd.	3,700	46,582
VT Holdings Co., Ltd.	27,500	166,479
Wacoal Holdings Corp.	29,000	347,674
Wacom Co., Ltd. (a)	49,500	183,040
Wakachiku Construction Co., Ltd. (a)	46,000	57,779
Wakamoto Pharmaceutical Co., Ltd. (a)	9,000	19,998
Wakita & Co., Ltd.	15,300	138,746
Warabeya Nichiyo Co., Ltd.	5,000	88,132
WATAMI Co., Ltd. (a) (b)	7,600	59,049
Weathernews, Inc.	2,400	76,325
Welcia Holdings Co., Ltd.	3,480	169,744
Wellnet Corp. (a)	2,300	45,586
West Holdings Corp.	7,200	37,504
Wood One Co., Ltd.	19,000	38,122
Wowow, Inc.	2,200	60,425
Xebio Co., Ltd.	8,700	157,025
Y. A. C. Co., Ltd.	4,900	35,779
Yachiyo Industry Co., Ltd.	3,900	30,364
Yahagi Construction Co., Ltd.	12,000	107,938
Yaizu Suisankagaku Industry Co., Ltd. (a)	4,400	36,155
YAMABIKO Corp.	12,800	104,880
Yamagata Bank, Ltd. (The) (a)	52,000	207,620
Yamaichi Electronics Co., Ltd. (a)	8,200	63,274
Yamanashi Chuo Bank, Ltd. (The)	71,000	370,468
Yamatane Corp.	34,000	50,937
Yamato Corp.	9,000	31,737
Yamato International, Inc. (a)	6,700	21,648
Yamaya Corp.	1,150	23,893
Yamazawa Co., Ltd.	1,000	13,617
Yamazen Corp.	19,500	161,495
Yaoko Co., Ltd. (a)	5,200	236,247
Yashima Denki Co., Ltd. (a)	7,500	37,389
Yasuda Logistics Corp.	7,400	56,496
Yellow Hat, Ltd.	6,200	134,854
Yodogawa Steel Works, Ltd. (a)	7,600	142,406
Yokogawa Bridge Holdings Corp. (a)	12,800	108,425
Yokohama Reito Co., Ltd. (a)	18,600	146,748
Yokowo Co., Ltd.	7,900	39,159
Yomeishu Seizo Co., Ltd.	3,000	46,556
Yomiuri Land Co., Ltd.	13,000	42,143
Yondenko Corp.	8,000	26,519
Yondoshi Holding, Inc.	6,000	146,779
Yonekyu Corp.	800	15,646
Yonex Co., Ltd. (a)	3,300	82,310
Yorozu Corp.	7,900	162,502
Yoshinoya Holdings Co., Ltd. (a)	17,300	225,063
Yuasa Funashoku Co., Ltd.	13,000	35,748
Yuasa Trading Co., Ltd.	6,700	138,111
Yuken Kogyo Co., Ltd.	17,000	30,926
Yuki Gosei Kogyo Co., Ltd.	6,000	13,027
Yumeshin Holdings Co., Ltd. (a)	10,100	59,993
Yurtec Corp.	17,000	154,198
Yusen Logistics Co., Ltd.	7,100	72,804
Yushiro Chemical Industry Co., Ltd.	3,700	38,830
Yutaka Giken Co., Ltd.	600	11,347
Zappallas, Inc.	4,900	19,711
Zenrin Co., Ltd.	9,400	127,362

MSF-101

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Zensho Holdings Co., Ltd. (a)	35,300	$330,296
ZERIA Pharmaceutical Co., Ltd. (a)	9,200	114,092
Zojirushi Corp.	12,000	173,753
Zuiko Corp.	1,000	37,091
Zuken, Inc. (a)	7,200	68,261

		156,106,630

Luxembourg—0.0%
d’Amico International Shipping S.A. (b)	60,320	47,426
L’Occitane International S.A.	53,500	111,967

		159,393

Macau—0.0%
Macau Legend Development, Ltd. (a) (b)	322,000	46,152

Netherlands—2.3%
Aalberts Industries NV	53,139	1,575,658
Accell Group	11,097	237,468
AMG Advanced Metallurgical Group NV	12,258	91,609
Amsterdam Commodities NV (a)	8,120	185,862
APERAM S.A. (a) (b)	33,328	900,545
Arcadis NV	33,193	780,943
ASM International NV	19,662	637,806
Ballast Nedam NV (b)	2,716	864
BE Semiconductor Industries NV	23,461	364,891
Beter Bed Holding NV	7,490	166,788
BinckBank NV	28,201	232,681
Brack Capital Properties NV (b)	442	25,719
Brunel International NV (a)	10,850	184,314
Corbion NV	21,805	500,793
Delta Lloyd NV	97,532	820,830
DOCdata NV	1,139	25,634
Fugro NV (a) (b)	4,189	74,184
Grontmij NV (a) (b)	37,446	191,668
Heijmans NV (a) (b)	14,562	98,172
Hunter Douglas NV	2,423	102,944
KAS Bank NV	6,580	75,570
Kendrion NV	3,947	95,901
Koninklijke BAM Groep NV (b)	118,667	554,031
Koninklijke Ten Cate NV (a)	16,042	435,113
Macintosh Retail Group NV (b)	7,046	17,341
Mota-Engil Africa NV	3,596	14,279
Nederland Apparatenfabriek	2,384	76,363
Ordina NV (b)	44,115	49,384
PostNL NV (b)	162,817	594,533
QIAGEN NV (b)	46,244	1,192,763
SBM Offshore NV (a) (b)	79,176	1,002,464
Sligro Food Group NV	11,098	404,997
SNS REAAL NV (a) (b) (c) (d)	105,329	0
Telegraaf Media Groep NV (b)	13,542	62,598
TKH Group NV	17,476	633,145
TNT Express NV	150,990	1,150,355
TomTom NV (a) (b)	51,405	525,522
USG People NV (a)	43,376	592,833
Van Lanschot NV	45	1,017
Wessanen	48,299	511,124

		15,188,706

New Zealand—1.1%
a2 Milk Co., Ltd. (a) (b)	134,580	$60,533
Abano Healthcare Group, Ltd.	880	4,501
Air New Zealand, Ltd.	205,023	322,663
Briscoe Group, Ltd.	13,123	23,895
Chorus, Ltd. (a) (b)	123,561	211,049
Contact Energy, Ltd.	10,788	34,216
Diligent Corp. (b)	19,249	63,876
Ebos Group, Ltd.	45,293	360,857
Fisher & Paykel Healthcare Corp., Ltd.	260,892	1,184,547
Freightways, Ltd.	74,043	263,116
Genesis Energy, Ltd.	6,811	7,978
Hallenstein Glasson Holdings, Ltd.	19,012	42,721
Heartland New Zealand, Ltd. (a)	72,313	51,903
Hellaby Holdings, Ltd.	13,986	26,955
Infratil, Ltd.	290,106	568,899
Kathmandu Holdings, Ltd.	23,984	21,469
Mainfreight, Ltd.	37,244	360,951
Methven, Ltd.	19,898	12,722
Metlifecare, Ltd.	34,148	92,455
Michael Hill International, Ltd.	82,929	50,879
Millennium & Copthorne Hotels New Zealand, Ltd.	7,968	7,284
New Zealand Oil & Gas, Ltd. (b)	131,264	35,388
New Zealand Refining Co., Ltd. (The)	27,432	59,725
Nuplex Industries, Ltd.	105,582	262,647
NZX, Ltd.	114,554	71,921
Opus International Consultants, Ltd.	4,000	2,992
Pacific Edge, Ltd. (b)	17,353	5,568
PGG Wrightson, Ltd.	58,545	14,817
Pike River Coal, Ltd. (b) (c) (d)	82,575	0
Port of Tauranga, Ltd. (a)	30,898	335,850
Restaurant Brands New Zealand, Ltd.	55,682	140,535
Rubicon, Ltd. (b)	9,922	1,779
Ryman Healthcare, Ltd.	152,639	714,444
Sanford, Ltd.	314	996
Skellerup Holdings, Ltd.	29,759	24,548
SKY Network Television, Ltd. (a)	114,579	340,784
SKYCITY Entertainment Group, Ltd.	283,721	680,790
Summerset Group Holdings, Ltd.	17,434	39,501
TOWER, Ltd. (a)	59,836	76,520
Trade Me Group, Ltd. (a)	132,253	309,580
TrustPower, Ltd.	13,980	66,334
Vector, Ltd. (a)	151,308	305,115
Warehouse Group, Ltd. (The)	54,373	87,142
Xero, Ltd. (b)	20,773	199,661
Z Energy, Ltd. (a) (c)	3,706	15,316

		7,565,422

Norway—0.8%
ABG Sundal Collier Holding ASA	130,019	103,644
AF Gruppen ASA	945	12,215
Akastor ASA (a) (b)	13,919	18,011
Aker ASA - A Shares	871	15,178
American Shipping ASA (b)	12,027	56,562
Archer, Ltd. (a) (b)	8,279	10,778
Atea ASA	22,644	208,385
Austevoll Seafood ASA	29,238	182,191

MSF-102

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Biotec Pharmacon ASA (b)	10,494	$17,111
Bonheur ASA	4,316	32,217
BW Offshore, Ltd.	108,665	44,003
Deep Sea Supply plc	40,102	9,308
Det Norske Oljeselskap ASA (a) (b)	34,725	193,906
DOF ASA (b)	21,760	16,395
Ekornes ASA (a)	11,636	130,628
Electromagnetic Geoservices ASA (a) (b)	59,116	4,321
Farstad Shipping ASA	6,040	10,549
Fred Olsen Energy ASA (a) (b)	4,442	23,164
Frontline, Ltd. (a) (b)	36,608	100,022
Ganger Rolf ASA	7,335	50,418
Golden Ocean Group, Ltd. (a) (b)	15,622	39,388
Grieg Seafood ASA	11,731	39,627
Hexagon Composites ASA (a)	24,991	44,128
Hoegh LNG Holdings, Ltd. (a)	13,626	184,455
Kongsberg Automotive ASA (b)	185,093	92,305
Kvaerner ASA	92,750	42,805
Leroy Seafood Group ASA	7,059	254,101
Nordic Semiconductor ASA (a) (b)	76,341	374,592
Norske Skogindustrier ASA (b)	101,549	24,037
Norwegian Air Shuttle A/S (a) (b)	8,166	319,964
Odfjell SE - A Shares (b)	1,949	6,487
Opera Software ASA (a)	21,316	115,207
Petroleum Geo-Services ASA	55,241	212,723
PhotoCure ASA (b)	5,477	23,577
ProSafe SE (a)	76,897	214,174
Q-Free ASA (b)	24,256	29,710
REC Silicon ASA (a) (b)	643,607	113,072
Salmar ASA	8,438	133,782
Sevan Marine ASA (b)	16,466	34,070
Siem Offshore, Inc. (b)	73,429	15,366
Solstad Offshore ASA	5,178	15,490
Songa Offshore (b)	121,279	14,542
SpareBank 1 SMN	40,946	259,951
SpareBank 1 SR Bank ASA	4,926	24,571
Stolt-Nielsen, Ltd.	5,818	83,496
Storebrand ASA (b)	52,915	174,016
Tomra Systems ASA	59,552	560,330
Veidekke ASA	57,200	640,510
Wilh Wilhelmsen ASA (a)	21,003	90,487
Wilh Wilhelmsen Holding ASA	4,777	81,191

		5,497,160

Philippines—0.0%
Del Monte Pacific, Ltd. (b)	77,636	16,767

Portugal—0.5%
Altri SGPS S.A.	49,174	198,098
Banco BPI S.A. (a) (b)	181,563	191,675
Banco Comercial Portugues S.A. - Class R (a) (b)	10,046,492	489,058
Banco Espirito Santo S.A. (b) (c) (d)	89,078	0
Mota-Engil SGPS S.A. (a)	40,942	86,994
NOS SGPS S.A.	101,535	838,527
Novabase SGPS S.A.	7,827	18,819
Portucel S.A.	235,210	818,335
REN - Redes Energeticas Nacionais SGPS S.A.	94,602	283,861

Portugal—(Continued)
Sonae Industria SGPS S.A. (b)	2,595,000	23,835
Sonae SGPS S.A.	280,308	345,005
Teixeira Duarte S.A. (a)	59,382	28,982

		3,323,189

Singapore—1.2%
Abterra, Ltd. (b)	51,720	15,628
Amtek Engineering, Ltd.	21,000	9,544
ASL Marine Holdings, Ltd.	105,000	26,194
Ausgroup, Ltd. (a) (b)	143,000	11,291
Baker Technology, Ltd.	166,000	22,413
Banyan Tree Holdings, Ltd. (a)	155,000	43,977
Biosensors International Group, Ltd. (b)	473,000	224,718
Bonvests Holdings, Ltd.	18,000	15,179
Boustead Projects, Ltd. (b)	24,607	12,717
Boustead Singapore, Ltd.	82,025	43,268
Breadtalk Group, Ltd.	37,000	29,283
Broadway Industrial Group, Ltd. (b)	156,399	20,173
Bukit Sembawang Estates, Ltd.	72,000	232,290
Bund Center Investment, Ltd.	552,000	67,599
Centurion Corp., Ltd.	38,000	11,224
China Aviation Oil Singapore Corp., Ltd.	153,600	68,076
China Merchants Holdings Pacific, Ltd.	117,600	73,561
Chip Eng Seng Corp., Ltd.	157,000	67,359
Chuan Hup Holdings, Ltd.	125,000	28,976
Cordlife Group, Ltd. (a)	39,000	34,704
Cosco Corp. Singapore, Ltd. (a) (c) (d)	477,000	125,698
Creative Technology, Ltd.	22,600	16,999
CSC Holdings, Ltd. (b)	284,000	6,386
CSE Global, Ltd.	197,000	69,920
CW Group Holdings, Ltd.	106,000	46,853
CWT, Ltd. (a)	81,000	112,886
Datapulse Technology, Ltd.	106,000	6,286
Delong Holdings, Ltd. (b)	91,000	6,331
DMX Technologies Group, Ltd. (b) (c) (d)	186,000	14,247
Dyna-Mac Holdings, Ltd.	98,000	11,669
Elec & Eltek International Co., Ltd.	23,000	16,127
Eu Yan Sang International, Ltd.	90,000	25,668
Ezion Holdings, Ltd. (a)	397,100	182,762
Ezra Holdings, Ltd. (a) (b)	1,000,703	82,352
Far East Orchard, Ltd.	74,044	80,873
First Resources, Ltd. (a)	86,700	100,223
First Sponsor Group, Ltd.	8,628	7,363
FJ Benjamin Holdings, Ltd.	106,000	5,959
Food Empire Holdings, Ltd. (b)	54,000	8,722
Fragrance Group, Ltd. (a)	905,500	124,079
Gallant Venture, Ltd. (b)	126,000	20,374
Geo Energy Resources, Ltd. (a) (b)	155,000	11,871
GK Goh Holdings, Ltd.	12,000	7,127
Global Premium Hotels, Ltd. (a)	73,200	15,265
GMG Global, Ltd. (a) (b)	202,200	48,732
Golden Agri-Resources, Ltd. (a)	193,600	44,996
Golden Energy & Resources, Ltd. (b) (c) (d)	8,539	3,600
GuocoLand, Ltd.	28,000	36,300
GuocoLeisure, Ltd.	188,000	105,406
Hanwell Holdings, Ltd. (b)	19,000	3,159
Hi-P International, Ltd.	99,500	26,951

MSF-103

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Hiap Hoe, Ltd. (d)	58,000	$28,327
HLH Group, Ltd. (b)	1,066,000	8,153
Ho Bee Land, Ltd.	87,000	119,263
Hong Fok Corp., Ltd.	133,400	63,335
Hong Leong Asia, Ltd.	41,000	25,637
Hotel Grand Central, Ltd.	1,000	844
Hour Glass, Ltd. (The)	129,000	61,650
HTL International Holdings, Ltd.	69,000	10,182
HupSteel, Ltd.	111,000	10,786
Hwa Hong Corp., Ltd.	138,000	29,678
Hyflux, Ltd. (a)	179,500	87,360
Indofood Agri Resources, Ltd.	152,000	53,088
Innovalues, Ltd.	64,000	28,820
Interra Resources, Ltd. (b)	103,000	5,869
IPC Corp., Ltd.	29,600	28,409
Jiutian Chemical Group, Ltd. (b)	649,000	8,678
K1 Ventures, Ltd.	404,000	53,662
Keppel Infrastructure Trust (a)	549,659	202,890
Keppel Telecommunications & Transportation, Ltd.	44,000	41,930
Koh Brothers Group, Ltd.	97,000	17,409
Lian Beng Group, Ltd.	157,000	57,420
Low Keng Huat Singapore, Ltd.	122,600	45,841
Lum Chang Holdings, Ltd.	115,000	30,836
M1, Ltd.	64,400	127,912
Marco Polo Marine, Ltd. (b) (d)	51,000	6,773
Mermaid Maritime PCL	136,000	14,455
Metro Holdings, Ltd.	141,600	86,118
Mewah International, Inc.	110,000	22,766
Midas Holdings, Ltd. (a)	452,000	84,452
Nam Cheong, Ltd. (a)	321,000	37,252
Neptune Orient Lines, Ltd. (a) (b)	216,300	146,809
NSL, Ltd.	15,000	15,027
OKH Global, Ltd. (b)	15,700	7,170
Olam International, Ltd.	45,700	65,051
OSIM International, Ltd. (a)	85,000	97,240
Otto Marine, Ltd. (a) (b)	26,099	5,236
Overseas Union Enterprise, Ltd. (a)	174,000	219,650
Oxley Holdings, Ltd. (a)	155,000	43,106
Pan-United Corp., Ltd.	43,000	19,183
Penguin International, Ltd.	193,000	16,369
Petra Foods, Ltd. (a)	66,000	116,491
QAF, Ltd.	110,967	79,012
Raffles Education Corp., Ltd.	470,374	91,204
Raffles Medical Group, Ltd.	48,497	154,137
Rickmers Maritime	110,000	17,408
Riverstone Holdings, Ltd.	20,000	22,522
Rotary Engineering, Ltd.	85,000	20,336
Roxy-Pacific Holdings, Ltd.	85,750	27,656
S I2I, Ltd. (b)	4,353	2,405
SATS, Ltd. (a)	100,500	270,562
SBS Transit, Ltd.	40,500	50,005
Sembcorp Marine, Ltd.	12,500	20,135
Sheng Siong Group, Ltd.	191,000	110,804
SHS Holdings, Ltd.	47,000	8,404
SIIC Environment Holdings, Ltd. (b)	51,400	30,367
Sim Lian Group, Ltd. (d)	121,500	74,834

Singapore—(Continued)
Sinarmas Land, Ltd. (a)	735,000	292,868
Sing Holdings, Ltd.	82,000	16,154
Singapore Post, Ltd. (a)	239,600	285,529
Singapore Reinsurance Corp., Ltd.	1,000	228
Sino Grandness Food Industry Group, Ltd. (a) (b)	84,000	17,527
SMRT Corp., Ltd. (a)	175,000	160,606
Stamford Land Corp., Ltd.	278,000	95,179
Sunningdale Tech, Ltd.	60,600	33,876
SunVic Chemical Holdings, Ltd. (b)	51,000	7,889
Super Group, Ltd.	143,000	77,662
Swiber Holdings, Ltd. (a) (b)	117,749	16,235
Swissco Holdings, Ltd. (a)	84,000	14,366
Tuan Sing Holdings, Ltd.	169,000	34,463
UMS Holdings, Ltd.	93,000	33,083
United Engineers, Ltd.	138,000	187,113
United Overseas Insurance, Ltd.	4,000	12,255
UOB-Kay Hian Holdings, Ltd.	131,440	134,351
UOL Group, Ltd.	34,300	144,950
UPP Holdings, Ltd.	46,000	4,883
Vard Holdings, Ltd. (a) (b)	203,000	63,221
Venture Corp., Ltd.	97,000	565,454
Vibrant Group, Ltd.	220,071	11,452
Vicom, Ltd.	2,000	8,434
Wee Hur Holdings, Ltd.	85,000	17,332
Wheelock Properties Singapore, Ltd.	58,000	61,432
Wing Tai Holdings, Ltd. (a)	159,621	187,449
Yeo Hiap Seng, Ltd.	19,712	17,950
YHI International, Ltd.	78,000	12,333
Yongnam Holdings, Ltd. (b)	161,250	45,345

		8,123,895

Spain—2.0%
Abengoa S.A. - B Shares (a)	145,251	134,342
Abengoa S.A. - Class A (a)	20,975	30,626
Acciona S.A.	7,188	509,225
Acerinox S.A. (a)	66,969	598,361
Adveo Group International S.A.	6,292	48,654
Almirall S.A.	20,336	362,914
Amper S.A. (b)	12,087	1,855
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	271,809
Azkoyen S.A.	1,608	5,105
Baron de Ley (b)	1,139	119,820
Bolsas y Mercados Espanoles S.A. (a)	27,936	944,171
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cementos Portland Valderrivas S.A. (b)	4,058	22,957
Cie Automotive S.A. (a)	17,266	240,988
Construcciones y Auxiliar de Ferrocarriles S.A.	588	181,440
Distribuidora Internacional de Alimentacion S.A. (a) (b)	184,598	1,115,736
Duro Felguera S.A.	27,756	64,282
Ebro Foods S.A.	25,801	507,308
Elecnor S.A.	11,262	101,576
Ence Energia y Celulosa S.A	61,968	200,929
Ercros S.A. (b)	60,314	38,812
Faes Farma S.A.	163,845	431,610

MSF-104

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—(Continued)
Fluidra S.A. (b)	12,850	$42,023
Fomento de Construcciones y Contratas S.A. (a) (b)	35,459	262,321
Gamesa Corp. Tecnologica S.A.	69,346	961,388
Grupo Catalana Occidente S.A.	21,149	608,847
Grupo Ezentis S.A. (b)	39,717	24,454
Iberpapel Gestion S.A.	600	9,703
Indra Sistemas S.A. (a) (b)	39,802	413,244
Inmobiliaria Colonial S.A. (b)	229,767	159,887
Laboratorios Farmaceuticos Rovi S.A.	6,104	90,328
Mediaset Espana Comunicacion S.A.	49,361	539,134
Melia Hotels International S.A.	21,300	296,581
Miquel y Costas & Miquel S.A. (a)	4,480	148,977
NH Hoteles Group S.A. (a) (b)	69,951	374,196
Nmas1 Dinamia S.A.	3,678	31,153
Obrascon Huarte Lain S.A. (a)	11,925	156,922
Papeles y Cartones de Europa S.A.	19,820	95,219
Pescanova S.A. (a) (b) (c) (d)	7,446	0
Prim S.A.	3,013	30,158
Promotora de Informaciones S.A. - Class A (a) (b)	13,933	52,193
Prosegur Cia de Seguridad S.A.	54,905	264,461
Quabit Inmobiliaria S.A. (b)	255,219	21,451
Realia Business S.A. (b)	74,911	55,297
Sacyr S.A. (a)	107,800	238,288
Solaria Energia y Medio Ambiente S.A. (a) (b)	19,439	15,878
Tecnicas Reunidas S.A. (a)	11,115	491,660
Telecomunicaciones y Energia (b)	13,592	16,417
Tubacex S.A. (a)	28,250	59,701
Tubos Reunidos S.A. (a)	21,752	20,934
Urbas Grupo Financiero S.A. (b)	887,506	15,885
Vidrala S.A. (a)	7,952	373,463
Viscofan S.A.	14,797	891,828
Vocento S.A. (b)	10,923	21,599
Zardoya Otis S.A. (a)	2,347	25,398
Zeltia S.A. (a) (b)	72,263	272,807

		13,014,315

Sweden—3.3%
AAK AB (a)	11,380	739,823
Acando AB (a)	32,705	51,598
AddNode Group AB	1,849	11,220
AddTech AB - B Shares	28,030	398,991
AF AB - B Shares	24,002	332,792
Arise AB (b)	4,852	9,977
Atrium Ljungberg AB - B Shares (a)	5,167	78,220
Avanza Bank Holding AB	7,660	314,680
B&B Tools AB - B Shares	12,796	170,499
BE Group AB (b)	39,235	8,051
Beijer Alma AB	9,404	201,263
Beijer Electronics AB	5,229	30,200
Beijer Ref AB - B Shares	6,405	130,393
Betsson AB (b)	27,465	462,453
Bilia AB - A Shares	21,486	430,549
Billerud AB	55,214	796,436
BioGaia AB - B Shares	5,094	168,754
Biotage AB	15,339	31,906

Sweden—(Continued)
Bjorn Borg AB (b)	9,936	29,955
Bulten AB (a)	2,144	18,390
Bure Equity AB	17,448	91,190
Byggmax Group AB	18,326	163,544
Castellum AB	50,334	709,086
Clas Ohlson AB - B Shares	16,271	249,020
Cloetta AB - B Shares (b)	92,493	264,396
Concentric AB	27,465	320,140
Concordia Maritime AB - B Shares (b)	4,217	7,969
Dios Fastigheter AB	17,696	117,519
Doro AB (b)	3,391	18,728
Duni AB	15,028	220,817
East Capital Explorer AB (b)	7,088	44,056
Eniro AB (a) (b)	223,372	20,707
Fabege AB (a)	48,889	718,126
Fagerhult AB	6,390	106,340
Fastighets AB Balder - B Shares (b)	36,044	684,622
Gunnebo AB	12,816	57,075
Haldex AB	17,698	186,760
Hemfosa Fastigheter AB	4,358	46,515
HIQ International AB (a) (b)	25,890	141,232
HMS Networks AB	709	17,175
Holmen AB - B Shares	15,352	430,205
Hufvudstaden AB - A Shares (a)	15,492	203,169
Industrial & Financial Systems	8,127	287,038
Indutrade AB (a)	8,907	407,808
Intrum Justitia AB	21,993	760,845
JM AB	23,748	638,294
KappAhl AB (a)	29,980	77,166
Karolinska Development AB - Class B (a) (b)	7,514	8,849
Klovern AB - A Shares	11,418	10,858
Klovern AB - B Shares	114,185	107,908
Know It AB	9,489	58,139
Kungsleden AB	47,047	316,354
Lagercrantz AB - B Shares	8,227	187,465
Lindab International AB (a)	21,316	158,536
Loomis AB - Class B (a)	25,196	660,788
Medivir AB - B Shares (b)	10,470	90,574
Mekonomen AB (a)	9,225	214,049
Modern Times Group MTG AB - B Shares (a)	9,830	252,952
MQ Holding AB	9,112	38,841
Mycronic AB	46,878	258,376
Nederman Holding AB	932	24,019
Net Insight AB - Class B (b)	143,837	46,102
NetEnt AB (b)	16,258	904,563
New Wave Group AB - B Shares (a)	15,773	60,899
Nibe Industrier AB - B Shares (a)	32,023	939,865
Nobia AB (a)	51,796	633,342
Nolato AB - B Shares	9,452	237,564
Nordnet AB - B Shares	33,249	124,477
OEM International AB - B Shares	498	6,848
Peab AB	53,219	369,491
Pricer AB - B Shares (b)	32,212	30,469
Proact IT Group AB	4,203	52,264
Proffice AB - B Shares (a)	23,058	51,365
Ratos AB - B Shares	40,725	245,730
Rezidor Hotel Group AB	37,700	145,387

MSF-105

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Saab AB - Class B (a)	22,997	$616,442
Sagax AB - Class B	14,540	102,957
SAS AB (a) (b)	41,924	78,698
Sectra AB (b)	4,644	2,769
Sectra AB - B Shares (b)	4,644	56,510
Semcon AB	5,540	23,712
SkiStar AB	9,076	129,084
SSAB AB (Helsinki Exchange) - A Shares (a) (b)	27,650	95,900
SSAB AB (Helsinki Exchange) - B Shares (a) (b)	70,586	214,629
SSAB AB (Stockholm Exchange) - A Shares (a) (b)	45,510	156,103
SSAB AB (Stockholm Exchange) - B Shares (a) (b)	24,047	72,632
Sweco AB - B Shares (a)	18,222	252,537
Systemair AB	4,286	54,655
TradeDoubler AB (b)	21,483	16,306
Transcom Worldwide AB (b)	1,837	17,399
Tribona AB	10,192	45,926
Unibet Group plc	10,732	899,391
Vitrolife AB	4,321	87,688
Wallenstam AB - B Shares (a)	64,604	532,114
Wihlborgs Fastigheter AB	31,241	560,821

		21,658,039

Switzerland—4.9%
AFG Arbonia-Forster Holding AG (a) (b)	10,560	97,528
Allreal Holding AG (b)	3,866	505,953
Alpiq Holding AG (a) (b)	156	15,315
APG SGA S.A.	647	251,197
Ascom Holding AG	19,382	357,417
Autoneum Holding AG (b)	2,052	374,011
Bachem Holding AG	1,074	55,700
Baloise Holding AG	5,667	651,032
Bank Coop AG	2,772	116,386
Banque Cantonale de Geneve	375	96,941
Banque Cantonale Vaudoise (a)	739	436,600
Basler Kantonalbank	130	8,754
Belimo Holding AG (a)	215	452,563
Bell AG (a)	56	155,977
Bellevue Group AG	2,584	36,617
Berner Kantonalbank AG (a)	1,950	364,202
BKW AG	4,798	183,334
Bobst Group S.A.	5,636	228,741
Bossard Holding AG (a) (b)	3,458	324,069
Bucher Industries AG (a)	3,522	757,921
Burckhardt Compression Holding AG (a)	1,451	470,045
Burkhalter Holding AG	1,554	159,840
Calida Holding AG (b)	2,002	68,867
Carlo Gavazzi Holding AG	48	10,281
Cembra Money Bank AG (b)	632	37,396
Cham Paper Holding AG (b)	113	28,522
Charles Voegele Holding AG (b)	4,263	33,247
Cicor Technologies (b)	644	17,447
Cie Financiere Tradition S.A.	557	33,985
Clariant AG (b)	16,903	285,389
Coltene Holding AG	1,326	77,239
Conzzeta AG	292	192,824

Switzerland—(Continued)
Daetwyler Holding AG (a)	3,298	448,288
DKSH Holding AG (a) (b)	745	47,208
dorma+kaba Holding AG - Class B	1,194	734,008
Dufry AG (b)	7,565	887,096
Edmond de Rothschild Suisse S.A.	3	56,331
EFG International AG (a) (b)	20,307	216,630
Emmi AG (a) (b)	1,190	497,444
Energiedienst Holding AG (b)	3,017	81,870
Feintool International Holding AG (b)	684	62,817
Fenix Outdoor International AG	384	15,286
FIH Mobile, Ltd.	110,000	50,829
Flughafen Zuerich AG	1,589	1,107,161
Forbo Holding AG (b)	819	922,739
GAM Holding AG (b)	68,723	1,212,683
Gategroup Holding AG (b)	10,889	367,494
Georg Fischer AG	2,362	1,342,777
Gurit Holding AG (b)	292	161,890
Helvetia Holding AG	2,402	1,180,414
Highlight Communications AG (b)	7,829	42,701
HOCHDORF Holding AG (b)	117	18,029
Huber & Suhner AG (a)	5,559	240,020
Implenia AG	8,148	403,473
Inficon Holding AG (a) (b)	881	246,299
Interroll Holding AG (b)	265	189,039
Intershop Holding AG	561	233,719
Jungfraubahn Holding AG	85	8,017
Kardex AG (b)	2,548	168,819
Komax Holding AG (a)	1,485	241,086
Kudelski S.A.	13,221	181,534
Kuoni Reisen Holding AG (a) (b)	1,515	284,790
LEM Holding S.A. (a)	312	223,353
Liechtensteinische Landesbank AG (a)	2,973	104,530
LifeWatch AG (b)	1,912	32,168
Logitech International S.A. (a)	84,871	1,108,003
Luzerner Kantonalbank AG (a)	1,489	542,661
MCH Group AG	831	49,822
Metall Zug AG	65	171,403
Meyer Burger Technology AG (a) (b)	24,493	157,408
Micronas Semiconductor Holding AG (b)	11,059	42,580
Mikron Holding AG (b)	474	2,802
Mobilezone Holding AG	10,014	137,271
Mobimo Holding AG (b)	3,098	625,530
OC Oerlikon Corp. AG (b)	101,100	993,853
Orascom Development Holding AG (b)	5,250	63,603
Orell Fuessli Holding AG (b)	428	50,600
Oriflame Holding AG (a) (b)	4,387	54,505
Orior AG (b)	2,240	124,150
Panalpina Welttransport Holding AG (a)	2,641	289,072
Phoenix Mecano AG	337	156,570
Plazza AG (b)	292	58,612
PSP Swiss Property AG (b)	5,185	426,887
Rieter Holding AG (a) (b)	1,437	212,824
Romande Energie Holding S.A.	111	106,816
Schaffner Holding AG (b)	238	53,259
Schmolz & Bickenbach AG (b)	161,565	102,932
Schweiter Technologies AG	381	307,670
Siegfried Holding AG (a) (b)	1,665	298,303

MSF-106

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
St. Galler Kantonalbank AG (a)	1,175	$429,678
Straumann Holding AG	4,106	1,182,318
Sulzer AG (a)	2,848	279,337
Swiss Life Holding AG (b)	2,066	461,888
Swissquote Group Holding S.A. (a)	3,968	87,181
Tamedia AG	904	148,404
Tecan Group AG	2,995	422,567
Temenos Group AG (b)	24,817	1,019,926
Tornos Holding AG (b)	3,719	11,106
U-Blox AG (a) (b)	3,324	671,102
Valiant Holding AG	5,102	590,062
Valora Holding AG (b)	1,316	250,843
Vaudoise Assurances Holding S.A.	531	275,340
Vetropack Holding AG	88	142,108
Von Roll Holding AG (b)	7,038	4,908
Vontobel Holding AG	10,466	531,143
VP Bank AG	1,257	103,922
VZ Holding AG	86	26,759
Walliser Kantonalbank	116	88,203
Walter Meier AG	872	31,364
Ypsomed Holding AG (a) (b)	1,609	174,175
Zehnder Group AG	4,642	152,959
Zug Estates Holding AG - B Shares (b)	83	119,922
Zuger Kantonalbank AG	68	311,340

		32,549,573

United Arab Emirates—0.0%
Lamprell plc (b)	100,553	173,692

United Kingdom—19.7%
4imprint Group plc	6,953	130,519
888 Holdings plc (a)	43,367	108,461
A.G.BARR plc	43,047	341,948
Acacia Mining plc	56,954	213,830
Acal plc	10,523	39,680
Afren plc (a) (b) (c) (d)	251,096	6,799
Air Partner plc	992	6,406
Alent plc	96,981	713,943
Amec Foster Wheeler plc	52,979	575,677
Amlin plc	215,965	2,148,504
Anglo Pacific Group plc	35,633	41,142
Anglo-Eastern Plantations plc	4,252	36,393
Ashmore Group plc (a)	105,606	394,661
Atrium European Real Estate, Ltd. (b)	114,274	499,900
AVEVA Group plc	4,501	138,957
Avon Rubber plc	10,973	151,598
Balfour Beatty plc	272,534	1,039,155
Bank of Georgia Holdings plc	6,261	171,204
Barratt Developments plc	29,223	285,866
BBA Aviation plc	194,908	790,568
Beazley plc	235,407	1,274,214
Bellway plc	55,252	2,083,320
Berendsen plc	72,418	1,101,130
Berkeley Group Holdings plc	37,475	1,897,462
Betfair Group plc	14,945	752,322
Bioquell plc	5,000	10,174
Bloomsbury Publishing plc	25,349	65,057

United Kingdom—(Continued)
Bodycote plc	101,186	845,577
Booker Group plc	415,681	1,164,984
Bovis Homes Group plc	60,601	924,792
Braemar Shipping Services plc	7,120	46,380
Brammer plc (a)	36,027	141,287
Brewin Dolphin Holdings plc (a)	143,539	559,162
British Polythene Industries plc	10,947	120,919
Britvic plc	99,017	1,018,125
BTG plc (b)	51,257	507,539
Bwin.Party Digital Entertainment plc	264,239	444,728
Cable & Wireless Communications plc	940,565	790,278
Cairn Energy plc (b)	165,216	350,774
Cape plc (a)	51,292	183,037
Capital & Counties Properties plc	107,134	705,290
Carclo plc	16,990	37,116
Carillion plc (a)	154,968	709,176
Carr’s Group plc	15,540	34,596
Castings plc	1,484	9,714
Centamin plc	342,133	316,010
Centaur Media plc	92,526	111,506
Chemring Group plc	85,250	287,919
Chesnara plc	56,561	288,089
Chime Communications plc	23,457	129,012
Cineworld Group plc	70,599	593,522
Clarkson plc	4,101	126,593
Close Brothers Group plc	58,401	1,321,524
Cobham plc	363,956	1,576,097
Communisis plc	57,478	47,950
Computacenter plc	33,426	382,658
Connect Group plc	113,354	269,768
Consort Medical plc	23,287	329,822
Costain Group plc	21,151	116,201
Cranswick plc	21,978	531,033
Creston plc	5,272	12,760
Daily Mail & General Trust plc - Class A (a)	112,994	1,290,610
Dairy Crest Group plc (a)	62,645	577,207
Darty plc	135,252	197,982
De La Rue plc	25,638	187,272
Debenhams plc	392,003	469,360
Dechra Pharmaceuticals plc	29,807	423,905
Development Securities plc	54,856	203,633
Devro plc	61,396	274,078
Dignity plc	22,395	807,103
Diploma plc	50,006	503,897
Domino’s Pizza Group plc	49,248	663,097
Drax Group plc	137,597	509,083
DS Smith plc	336,909	2,012,740
Dunelm Group plc	12,749	173,739
E2V Technologies plc	74,152	254,687
Electrocomponents plc (a)	174,930	474,786
Elementis plc	171,004	578,095
EnQuest plc (a) (b)	429,925	180,847
Enterprise Inns plc (b)	256,620	420,790
Essentra plc	78,989	941,434
Euromoney Institutional Investor plc	14,736	211,744
Evraz plc (b)	60,200	66,426
Fenner plc (a)	78,996	197,270

MSF-107

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Ferrexpo plc	36,701	$19,770
Fidessa Group plc	18,229	495,592
Findel plc (b)	17,439	64,196
Firstgroup plc (b)	412,049	609,796
Fortune Oil CVR (d)	575,627	4,354
Fuller Smith & Turner plc - Class A	7,667	128,358
Galliford Try plc	42,659	1,027,905
Gem Diamonds, Ltd.	35,552	62,843
Genus plc	26,031	560,155
Go-Ahead Group plc	18,671	694,718
Greene King plc	121,167	1,460,107
Greggs plc	41,552	683,476
Halfords Group plc	99,977	699,422
Halma plc	135,194	1,478,899
Hansard Global plc	2,566	4,435
Hardy Oil & Gas plc (b)	14,946	5,992
Hays plc	588,959	1,369,187
Headlam Group plc	56,817	432,163
Helical Bar plc	63,391	393,591
Henderson Group plc	414,124	1,637,008
Henry Boot plc	1,476	4,963
Hikma Pharmaceuticals plc	6,684	230,937
Hill & Smith Holdings plc	46,114	490,704
Hilton Food Group plc	1,888	13,096
Hiscox, Ltd.	110,590	1,577,709
Hochschild Mining plc (a) (b)	49,761	52,785
Hogg Robinson Group plc	72,262	65,463
Home Retail Group plc	358,051	737,869
HomeServe plc	138,257	849,991
Howden Joinery Group plc	240,144	1,771,724
Hunting plc	34,598	210,125
Huntsworth plc	31,310	16,872
ICAP plc	200,242	1,388,193
IG Group Holdings plc	127,101	1,482,683
Imagination Technologies Group plc (a) (b)	46,403	154,513
IMI plc	16,795	241,484
Inchcape plc	161,511	1,761,255
Informa plc	200,218	1,704,417
Innovation Group plc	623,074	367,837
Intermediate Capital Group plc	28,022	219,432
International Personal Finance plc	79,366	466,205
Interserve plc	69,361	603,712
IP Group plc (b)	139,902	488,075
ITE Group plc	58,016	123,875
James Fisher & Sons plc	20,005	281,871
Jardine Lloyd Thompson Group plc	56,771	876,116
JD Sports Fashion plc	33,766	488,328
JD Wetherspoon plc	40,891	455,880
John Menzies plc	14,551	91,031
John Wood Group plc	122,821	1,145,010
Johnston Press plc (b)	4,425	5,039
Jupiter Fund Management plc	111,316	731,946
KAZ Minerals plc (a) (b)	44,157	56,670
Kcom Group plc	240,465	324,113
Keller Group plc	25,571	334,974
Kier Group plc	24,077	492,164
Ladbrokes plc	312,983	454,281

United Kingdom—(Continued)
Laird plc	150,399	858,203
Lancashire Holdings, Ltd. (a)	58,171	609,039
Laura Ashley Holdings plc	25,157	10,012
Lavendon Group plc	44,306	104,535
Lonmin plc (a) (b)	113,391	27,933
Lookers plc	131,372	331,818
Low & Bonar plc	37,972	37,530
LSL Property Services plc	7,542	39,128
Man Group plc	598,620	1,392,923
Marshalls plc	63,336	341,712
Marston’s plc (a)	328,476	745,332
McBride plc (b)	87,417	199,840
Mears Group plc	41,542	242,675
Melrose Industries plc	379,171	1,519,047
Michael Page International plc	84,971	610,717
Micro Focus International plc	55,820	1,017,398
Millennium & Copthorne Hotels plc	72,551	530,465
Mitchells & Butlers plc (b)	67,625	323,428
Mitie Group plc	137,149	634,625
Moneysupermarket.com Group plc	143,669	736,119
Morgan Advanced Materials plc	139,633	598,481
Morgan Sindall Group plc	17,569	196,209
Mothercare plc (b)	51,119	171,162
N Brown Group plc (a)	73,957	343,020
National Express Group plc	225,819	974,336
NCC Group plc	69,210	287,080
New World Resources plc - A Shares (b)	11,898	81
Northgate plc	48,315	332,287
Novae Group plc	22,502	294,397
Ophir Energy plc (b)	49,401	67,281
Oxford Instruments plc	13,946	122,846
Pace plc	170,988	932,746
PayPoint plc	21,247	328,745
Pendragon plc	345,188	217,173
Pennon Group plc	139,688	1,645,491
Petra Diamonds, Ltd. (b)	152,603	194,629
Petrofac, Ltd.	10,268	119,684
Petropavlovsk plc (a) (b)	68,962	6,158
Phoenix Group Holdings	51,559	638,708
Photo-Me International plc	27,274	64,803
Playtech plc	53,689	673,761
Premier Farnell plc	123,033	195,200
Premier Foods plc (b)	334,879	161,973
Premier Oil plc (b)	172,107	174,017
Punch Taverns plc (b)	16,132	29,027
PZ Cussons plc (a)	102,110	449,484
QinetiQ Group plc	183,469	626,901
Quintain Estates & Development plc (b)	231,135	492,883
Rank Group plc	29,633	119,859
Rathbone Brothers plc	21,429	668,664
Raven Russia, Ltd. (a) (b)	84,960	48,818
REA Holdings plc	1,120	4,559
Redrow plc	166,873	1,153,730
Regus plc	206,169	958,275
Renishaw plc	17,538	535,784
Renold plc (b)	64,766	70,017
Rentokil Initial plc	757,972	1,690,814

MSF-108

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Restaurant Group plc (The)	78,489	$802,373
Rexam plc	74,000	586,614
Ricardo plc	13,452	179,205
Rightmove plc	34,225	1,893,258
RM plc	43,283	106,261
Robert Walters plc	14,599	90,874
Rotork plc	286,300	715,235
RPC Group plc	113,085	1,086,356
RPS Group plc	100,537	342,712
Savills plc	69,739	964,466
SDL plc	33,826	166,578
Senior plc	166,890	635,803
Sepura plc	11,245	29,786
Serco Group plc (b)	29,745	45,943
Severfield plc	98,696	97,202
Shanks Group plc	160,917	223,604
SIG plc	252,797	665,209
Skyepharma plc (b)	16,528	87,732
Soco International plc	50,968	121,974
Spectris plc	44,465	1,140,316
Speedy Hire plc	205,988	105,712
Spirax-Sarco Engineering plc	24,139	1,024,793
Spirent Communications plc (a)	240,086	274,567
Sportech plc (b)	20,264	17,258
St. Ives plc	36,663	100,325
St. Modwen Properties plc	94,644	594,879
Stagecoach Group plc	135,346	691,796
Stallergenes Greer (b)	569	27,969
Sthree plc	35,906	189,120
Stobart Group, Ltd.	7,112	12,054
SuperGroup plc (a) (b)	18,185	375,442
Synergy Health plc (b)	30,931	1,016,777
Synthomer plc	163,534	843,193
TalkTalk Telecom Group plc (a)	188,301	897,198
Tate & Lyle plc	166,697	1,488,682
Ted Baker plc	9,604	466,467
Telecity Group plc	60,786	1,001,506
Telecom Plus plc (a)	21,749	368,062
Thomas Cook Group plc (b)	485,971	852,834
Topps Tiles plc	84,968	187,930
Tribal Group plc	21,793	38,789
Trifast plc	6,100	10,024
Trinity Mirror plc	174,518	397,839
TT electronics plc	79,682	160,428
Tullett Prebon plc	109,940	623,137
UBM plc	110,444	813,260
Ultra Electronics Holdings plc	27,882	723,226
UNITE Group plc (The)	97,058	959,692
UTV Media plc	54,341	140,208
Vectura Group plc (b)	199,135	527,969
Vedanta Resources plc (a)	28,343	182,886
Vesuvius plc	97,752	522,086
Victrex plc	35,259	947,907
Vitec Group plc (The)	10,351	97,838
Volex plc (b)	20,438	20,419
Vp plc	1,199	13,495
WH Smith plc	58,981	1,397,530

United Kingdom—(Continued)
William Hill plc	315,264	1,675,933
Wincanton plc (b)	37,122	115,361
WS Atkins plc	40,167	845,034
Xaar plc	18,088	153,412
Xchanging plc	131,889	213,070
XP Power, Ltd. (a)	3,554	86,107
Zeal Network SE	1,934	87,078

		131,438,277

United States—0.0%
Nexteer Automotive Group, Ltd.	244,000	247,151
Ormat Technologies, Inc.	1	19
Performance Sports Group, Ltd. (a) (b)	1,854	24,841

		272,011

Total Common Stocks (Cost $596,814,076)		661,593,528

Preferred Stocks—0.1%

Germany—0.1%
FUCHS Petrolub SE	4,715	208,091
Jungheinrich AG	4,570	330,417
Sartorius AG	619	147,398

Total Preferred Stocks (Cost $629,429)		685,906

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (b) (d)	9,600	0

Austria—0.0%
Intercell AG (b) (c) (d)	24,163	0

Germany—0.0%
Rhoen-Klinikum AG, Expires 10/08/15 (a) (b)	32,246	721

Hong Kong—0.0%
International Standard Resources Holdings, Ltd., Expires 10/05/15 (b) (d)	371,250	287

Total Rights (Cost $3,638)		1,008

Warrant—0.0%

Hong Kong—0.0%
Mirror Hotel, Expires 01/19/18 (b) (Cost $0)	800	124

MSF-109

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—21.8%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—21.4%
State Street Navigator Securities Lending MET Portfolio (e)	142,586,061	$142,586,061

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $3,132,034 on 10/01/15, collateralized by $3,140,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $3,194,950.	3,132,034	3,132,034

Total Short-Term Investments (Cost $145,718,095)		145,718,095

Total Investments—121.1% (Cost $743,165,238) (f)		807,998,661
Other assets and liabilities (net)—(21.1)%		(140,913,466)

Net Assets—100.0%		$667,085,195

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $137,704,870 and the collateral received consisted of cash in the amount of $142,586,061 and non-cash collateral with a value of $2,868,746. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.2% of net assets.
(d)	Illiquid security. As of September 30, 2015, these securities represent 0.1% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(f)	As of September 30, 2015, the aggregate cost of investments was $743,165,238. The aggregate unrealized appreciation and depreciation of investments were $181,743,514 and $(116,910,091), respectively, resulting in net unrealized appreciation of $64,833,423.

Ten Largest Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Machinery	5.8
Banks	4.8
Hotels, Restaurants & Leisure	4.2
Real Estate Management & Development	3.9
Media	3.9
Construction & Engineering	3.7
Food Products	3.6
Specialty Retail	3.4
Metals & Mining	3.4
Chemicals	3.2

MSF-110

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$59,883	$37,125,669	$14,479	$37,200,031
Austria	—	6,287,166	440	6,287,606
Belgium	669,741	10,711,968	—	11,381,709
Cambodia	—	275,593	—	275,593
Canada	46,383,861	11,491	1,952	46,397,304
China	17,371	10,754	—	28,125
Denmark	—	12,835,569	—	12,835,569
Finland	—	18,096,367	3,654	18,100,021
France	—	29,956,988	0	29,956,988
Germany	—	40,942,161	—	40,942,161
Hong Kong	184,589	19,818,986	25,466	20,029,041
Ireland	—	10,161,271	—	10,161,271
Israel	26,834	5,940,229	—	5,967,063
Italy	—	26,875,364	22,461	26,897,825
Japan	—	154,702,602	1,404,028	156,106,630
Luxembourg	—	159,393	—	159,393
Macau	—	46,152	—	46,152
Netherlands	—	15,188,706	0	15,188,706
New Zealand	7,284	7,542,822	15,316	7,565,422
Norway	—	5,497,160	—	5,497,160
Philippines	—	16,767	—	16,767
Portugal	—	3,323,189	0	3,323,189
Singapore	139,161	7,841,189	143,545	8,123,895
Spain	—	13,014,315	0	13,014,315
Sweden	2,769	21,655,270	—	21,658,039
Switzerland	84,853	32,464,720	—	32,549,573
United Arab Emirates	—	173,692	—	173,692
United Kingdom	38,315	131,393,163	6,799	131,438,277
United States	24,841	247,170	—	272,011
Total Common Stocks	47,639,502	612,315,886	1,638,140	661,593,528
Total Preferred Stocks*	—	685,906	—	685,906

MSF-111

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Rights
Australia	$0	$—	$—	$0
Austria	—	—	0	0
Germany	721	—	—	721
Hong Kong	287	—	—	287
Total Rights	1,008	—	0	1,008
Total Warrant*	124	—	—	124
Short-Term Investments
Mutual Fund	142,586,061	—	—	142,586,061
Repurchase Agreement	—	3,132,034	—	3,132,034
Total Short-Term Investments	142,586,061	3,132,034	—	145,718,095
Total Investments	$190,226,695	$616,133,826	$1,638,140	$807,998,661

Collateral for Securities Loaned (Liability)	$—	$(142,586,061)	$—	$(142,586,061)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $222,673 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $461,032 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2015
Common Stocks
Australia	$42,773	$(384,834)	$336,825	$—	$(1,030)	$20,745	$—	$14,479	$(28,724)
Austria	—	(5,771)	6,358	—	(147)	—	—	440	6,358
Canada	7,196	—	(290)	—	—	—	(4,954)	1,952	(290)
Finland	10,518	—	(6,864)	—	—	—	—	3,654	(6,864)
France	—	—	—	—	—	—	—	0	—
Hong Kong	54,211	36,715	64,225	—	(156,202)	26,517	—	25,466	(1,756)
Italy	—	—	(20,456)	—	—	42,917	—	22,461	(20,456)
Japan	—		262,008	34,295	—	1,107,725		1,404,028	262,008
Netherlands	—	—	—	—	—	—	—	0	—
New Zealand	—	—	1,375	13,941	—	—	—	15,316	1,375
Portugal	—	—	—	—	—	—	—	0	—
Singapore	—	—	(95,145)	15,087	—	223,603	—	143,545	(95,145)
Spain	—	—	—	—	—	—	—	0	—
United Kingdom	—	—	(173,555)	—	—	180,354	—	6,799	(173,555)
Rights
Austria	—	—	—	—	—	—	—	0	—

Total	$114,698	$(353,890)	$374,481	$63,323	$(157,379)	$1,601,861	$(4,954)	$1,638,140	$(57,049)

Common stocks in the amount of $1,601,861 were transferred into Level 3 due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Common stocks in the amount of $4,954 were transferred out of Level 3 due to the resumption of trading activity which resulted in the availability of significant observable inputs.

MSF-112

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	719,872	$6,673,209
BlackRock Bond Income Portfolio (Class A) (a)	760,940	81,215,164
BlackRock Capital Appreciation Portfolio (Class A) (a)	193,815	6,574,188
BlackRock High Yield Portfolio (Class A) (b)	447,755	3,290,997
BlackRock Large Cap Value Portfolio (Class A) (a)	808,773	6,599,585
Clarion Global Real Estate Portfolio (Class A) (b)	297,807	3,389,043
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	298,418	3,297,519
Harris Oakmark International Portfolio (Class A) (b)	511,727	6,601,279
Invesco Comstock Portfolio (Class A) (b)	995,941	13,255,978
Jennison Growth Portfolio (Class A) (a)	469,956	6,621,681
JPMorgan Core Bond Portfolio (Class A) (b)	6,207,027	64,428,937
JPMorgan Small Cap Value Portfolio (Class A) (b)	224,748	3,308,294
Lord Abbett Bond Debenture Portfolio (Class A) (b)	282,694	3,301,862
Met/Artisan International Portfolio (Class A) (b)	735,024	6,607,863
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	15,547	3,321,770
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,336,918	13,409,284
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	4,189,264	40,342,609
Met/Templeton International Bond Portfolio (Class A) (b)	1,366,305	13,335,139
MetLife Small Cap Value Portfolio (Class A) (b)	268,147	3,298,202
MFS Emerging Markets Equity Portfolio (Class A) (b)	206,682	1,678,262
MFS Research International Portfolio (Class A) (b)	490,096	4,984,276
MFS Value Portfolio (Class A) (a)	932,759	13,310,469
Neuberger Berman Genesis Portfolio (Class A) (a)	375,127	6,598,479
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	6,452,091	60,391,568
PIMCO Total Return Portfolio (Class A) (b)	7,147,084	80,762,050
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	314,818	6,582,853
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	420,916	13,309,354
TCW Core Fixed Income Portfolio (Class A) (b) (c)	6,434,061	64,340,611
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	1,848,669	23,385,660
Western Asset Management U.S. Government Portfolio (Class A) (a)	7,352,901	87,867,164
WMC Core Equity Opportunities Portfolio (Class A) (a)	503,908	13,378,766
WMC Large Cap Research Portfolio (Class A) (b)	508,937	6,631,451

Total Mutual Funds (Cost $700,503,119)		672,093,566

Total Investments—100.0% (Cost $700,503,119) (d)		672,093,566
Other assets and liabilities (net)—0.0%		(285,808)

Net Assets—100.0%		$671,807,758

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2015, the aggregate cost of investments was $700,503,119. The aggregate unrealized appreciation and depreciation of investments were $4,692,560 and $(33,102,113), respectively, resulting in net unrealized depreciation of $(28,409,553).

MSF-113

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$672,093,566	$—	$—	$672,093,566
Total Investments	$672,093,566	$—	$—	$672,093,566

MSF-114

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	14,910,042	$138,216,093
BlackRock Bond Income Portfolio (Class A) (a)	6,445,770	687,957,075
BlackRock Capital Appreciation Portfolio (Class A) (a)	4,153,554	140,888,561
BlackRock High Yield Portfolio (Class A) (b)	5,044,159	37,074,568
BlackRock Large Cap Value Portfolio (Class A) (a)	17,074,308	139,326,357
Clarion Global Real Estate Portfolio (Class A) (b)	4,871,558	55,438,332
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,988,660	102,174,214
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,174,362	35,076,701
Harris Oakmark International Portfolio (Class A) (b)	13,086,482	168,815,620
Invesco Comstock Portfolio (Class A) (b)	15,796,928	210,257,110
Invesco Small Cap Growth Portfolio (Class A) (b)	7,126,802	104,265,118
Jennison Growth Portfolio (Class A) (a)	7,618,406	107,343,336
JPMorgan Core Bond Portfolio (Class A) (b)	51,685,907	536,499,715
JPMorgan Small Cap Value Portfolio (Class A) (b)	4,781,990	70,390,899
Lord Abbett Bond Debenture Portfolio (Class A) (b)	3,185,073	37,201,658
Met/Artisan International Portfolio (Class A) (b)	9,233,912	83,012,872
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	166,078	35,484,202
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	15,097,729	151,430,226
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	31,538,364	303,714,446
Met/Templeton International Bond Portfolio (Class A) (b)	23,005,577	224,534,432
MetLife Small Cap Value Portfolio (Class A) (b)	5,780,371	71,098,569
MFS Emerging Markets Equity Portfolio (Class A) (b)	8,227,612	66,808,206
MFS Research International Portfolio (Class A) (b)	10,229,609	104,035,127
MFS Value Portfolio (Class A) (a)	17,673,727	252,204,082
Neuberger Berman Genesis Portfolio (Class A) (a)	4,133,609	72,710,175
Oppenheimer Global Equity Portfolio (Class A) (b)	1,782,485	34,491,094
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	48,491,307	453,878,630
PIMCO Total Return Portfolio (Class A) (b)	60,473,565	683,351,287
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	6,803,693	142,265,224
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	7,856,434	248,420,443
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,343,336	36,174,900
TCW Core Fixed Income Portfolio (Class A) (b) (c)	53,302,038	533,020,377

Affiliated Investment Companies—(Continued)
Van Eck Global Natural Resources Portfolio (Class A) (a)	7,632,808	61,902,072
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	17,866,288	226,008,539
Western Asset Management U.S. Government Portfolio (Class A) (a)	51,121,292	610,899,434
WMC Core Equity Opportunities Portfolio (Class A) (a)	9,657,572	256,408,537
WMC Large Cap Research Portfolio (Class A) (b)	10,987,621	143,168,700

Total Mutual Funds (Cost $7,526,788,787)		7,365,946,931

Total Investments—100.0% (Cost $7,526,788,787) (d)		7,365,946,931
Other assets and liabilities (net)—0.0%		(2,066,308)

Net Assets—100.0%		$7,363,880,623

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2015, the aggregate cost of investments was $7,526,788,787. The aggregate unrealized appreciation and depreciation of investments were $230,895,852 and $(391,737,708), respectively, resulting in net unrealized depreciation of $(160,841,856).

MSF-115

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,365,946,931	$—	$—	$7,365,946,931
Total Investments	$7,365,946,931	$—	$—	$7,365,946,931

MSF-116

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	37,582,463	$348,389,428
BlackRock Bond Income Portfolio (Class A) (a)	8,644,343	922,610,698
BlackRock Capital Appreciation Portfolio (Class A) (a)	12,654,019	429,224,320
BlackRock High Yield Portfolio (Class A) (b)	12,171,883	89,463,343
BlackRock Large Cap Value Portfolio (Class A) (a)	60,524,689	493,881,459
Clarion Global Real Estate Portfolio (Class A) (b)	19,779,200	225,087,298
ClearBridge Aggressive Growth Portfolio (Class A) (b)	28,750,345	420,330,047
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	6,424,462	70,990,301
Harris Oakmark International Portfolio (Class A) (b)	31,778,130	409,937,873
Invesco Comstock Portfolio (Class A) (b)	37,353,724	497,178,073
Invesco Small Cap Growth Portfolio (Class A) (b)	16,860,608	246,670,702
Jennison Growth Portfolio (Class A) (a)	36,170,252	509,638,845
JPMorgan Core Bond Portfolio (Class A) (b)	66,849,871	693,901,663
JPMorgan Small Cap Value Portfolio (Class A) (b)	9,691,471	142,658,446
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	5,528,299	69,767,136
Lord Abbett Bond Debenture Portfolio (Class A) (b)	8,963,181	104,689,949
Met/Artisan International Portfolio (Class A) (b)	30,397,590	273,274,335
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	670,631	143,287,087
Met/Dimensional International Small Company Portfolio (Class A) (a)	11,957,501	147,316,406
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	30,372,746	304,638,640
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	47,582,124	458,215,856
Met/Templeton International Bond Portfolio (Class A) (b)	46,247,929	451,379,784
MetLife Small Cap Value Portfolio (Class A) (b)	14,644,360	180,125,631
MFS Emerging Markets Equity Portfolio (Class A) (b)	29,024,610	235,679,834
MFS Research International Portfolio (Class A) (b)	27,615,154	280,846,118
MFS Value Portfolio (Class A) (a)	46,125,284	658,207,807
Neuberger Berman Genesis Portfolio (Class A) (a)	10,466,203	184,100,519
Oppenheimer Global Equity Portfolio (Class A) (b)	7,231,873	139,936,747
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	48,679,500	455,640,120
PIMCO Total Return Portfolio (Class A) (b)	81,060,028	915,978,316
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	20,719,075	433,235,858

Affiliated Investment Companies—(Continued)
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	18,197,178	575,394,775
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	13,526,966	146,361,767
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	10,195,617	214,515,785
TCW Core Fixed Income Portfolio (Class A) (b) (c)	68,814,368	688,143,675
Van Eck Global Natural Resources Portfolio (Class A) (a)	30,785,995	249,674,417
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	20,291,241	256,684,199
Western Asset Management U.S. Government Portfolio (Class A) (a)	51,429,334	614,580,541
WMC Core Equity Opportunities Portfolio (Class A) (a)	22,445,789	595,935,699
WMC Large Cap Research Portfolio (Class A) (b)	27,906,163	363,617,305
Total Mutual Funds (Cost $14,832,022,211)		14,641,190,802

Total Investments—100.0% (Cost $14,832,022,211) (d)		14,641,190,802
Other assets and liabilities (net)—0.0%		(3,805,558)

Net Assets—100.0%		$14,637,385,244

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2015, the aggregate cost of investments was $14,832,022,211. The aggregate unrealized appreciation and depreciation of investments were $679,614,975 and $(870,446,384), respectively, resulting in net unrealized depreciation of $(190,831,409).

MSF-117

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$14,641,190,802	$—	$—	$14,641,190,802
Total Investments	$14,641,190,802	$—	$—	$14,641,190,802

MSF-118

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	40,443,281	$374,909,215
BlackRock Bond Income Portfolio (Class A) (a)	3,234,268	345,193,448
BlackRock Capital Appreciation Portfolio (Class A) (a)	11,254,994	381,769,397
BlackRock High Yield Portfolio (Class A) (b)	7,593,370	55,811,269
BlackRock Large Cap Value Portfolio (Class A) (a)	46,299,752	377,805,978
Clarion Global Real Estate Portfolio (Class A) (b)	25,105,550	285,701,164
ClearBridge Aggressive Growth Portfolio (Class A) (b)	32,990,364	482,319,119
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,660,050	54,831,465
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	14,825,469	163,821,437
Harris Oakmark International Portfolio (Class A) (b)	32,432,001	418,372,811
Invesco Comstock Portfolio (Class A) (b)	36,755,895	489,220,963
Invesco Mid Cap Value Portfolio (Class A) (b)	3,029,020	53,704,517
Invesco Small Cap Growth Portfolio (Class A) (b)	20,188,082	295,351,644
Jennison Growth Portfolio (Class A) (a)	39,254,511	553,096,059
JPMorgan Core Bond Portfolio (Class A) (b)	22,238,353	230,834,105
JPMorgan Small Cap Value Portfolio (Class A) (b)	11,188,281	164,691,493
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	12,658,794	159,753,975
Lord Abbett Bond Debenture Portfolio (Class A) (b)	14,393,959	168,121,437
Met/Artisan International Portfolio (Class A) (b)	33,991,320	305,581,963
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	515,496	110,140,833
Met/Dimensional International Small Company Portfolio (Class A) (a)	18,148,080	223,584,342
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	11,365,545	113,996,412
Met/Templeton International Bond Portfolio (Class A) (b)	34,583,430	337,534,274
MetLife Small Cap Value Portfolio (Class A) (b)	13,487,257	165,893,257
MFS Emerging Markets Equity Portfolio (Class A) (b)	31,666,538	257,132,291
MFS Research International Portfolio (Class A) (b)	31,662,838	322,011,067
MFS Value Portfolio (Class A) (a)	39,074,639	557,595,106
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	3,556,362	53,701,070
Neuberger Berman Genesis Portfolio (Class A) (a)	4,747,347	83,505,834
Oppenheimer Global Equity Portfolio (Class A) (b)	5,516,457	106,743,436

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	18,167,220	170,045,175
PIMCO Total Return Portfolio (Class A) (b)	30,354,165	343,002,070
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	23,578,513	493,026,714
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	15,654,786	495,004,336
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	10,208,229	110,453,041
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,731,115	162,662,653
TCW Core Fixed Income Portfolio (Class A) (b) (c)	22,949,284	229,492,844
Van Eck Global Natural Resources Portfolio (Class A) (a)	35,259,196	285,952,081
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	8,984,105	113,648,930
WMC Core Equity Opportunities Portfolio (Class A) (a)	19,169,735	508,956,464
WMC Large Cap Research Portfolio (Class A) (b)	25,549,596	332,911,234

Total Mutual Funds (Cost $10,920,968,728)		10,937,884,923

Total Investments—100.0% (Cost $10,920,968,728) (d)		10,937,884,923
Other assets and liabilities (net)—0.0%		(2,912,925)

Net Assets—100.0%		$10,934,971,998

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2015, the aggregate cost of investments was $10,920,968,728. The aggregate unrealized appreciation and depreciation of investments were $705,707,696 and $(688,791,501), respectively, resulting in net unrealized appreciation of $16,916,195.

MSF-119

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,937,884,923	$—	$—	$10,937,884,923
Total Investments	$10,937,884,923	$—	$—	$10,937,884,923

MSF-120

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
BE Aerospace, Inc.	62,790	$2,756,481
Esterline Technologies Corp. (a)	18,211	1,309,189
Huntington Ingalls Industries, Inc.	28,266	3,028,702
KLX, Inc. (a)	31,184	1,114,516
Orbital ATK, Inc.	34,937	2,510,922
Teledyne Technologies, Inc. (a)	20,920	1,889,076
Triumph Group, Inc.	29,145	1,226,422

		13,835,308

Airlines—1.2%
Alaska Air Group, Inc. (b)	75,261	5,979,486
JetBlue Airways Corp. (a) (b)	186,087	4,795,462

		10,774,948

Auto Components—0.5%
Dana Holding Corp. (b)	94,742	1,504,503
Gentex Corp.	173,111	2,683,220

		4,187,723

Automobiles—0.2%
Thor Industries, Inc.	26,945	1,395,751

Banks—5.5%
Associated Banc-Corp.	88,790	1,595,556
BancorpSouth, Inc.	51,520	1,224,630
Bank of Hawaii Corp. (b)	25,714	1,632,582
Bank of the Ozarks, Inc. (b)	46,184	2,021,012
Cathay General Bancorp	45,410	1,360,484
City National Corp.	28,671	2,524,768
Commerce Bancshares, Inc. (b)	47,447	2,161,685
Cullen/Frost Bankers, Inc. (b)	32,864	2,089,493
East West Bancorp, Inc.	85,030	3,266,853
First Horizon National Corp.	138,330	1,961,519
First Niagara Financial Group, Inc.	209,736	2,141,405
FirstMerit Corp.	97,984	1,731,377
Fulton Financial Corp.	103,410	1,251,261
Hancock Holding Co.	46,155	1,248,493
International Bancshares Corp.	33,004	826,090
PacWest Bancorp (b)	60,329	2,582,684
Prosperity Bancshares, Inc.	38,918	1,911,263
Signature Bank (a)	30,074	4,136,979
SVB Financial Group (a)	30,428	3,515,651
Synovus Financial Corp.	78,021	2,309,422
TCF Financial Corp.	99,956	1,515,333
Trustmark Corp.	39,933	925,248
Umpqua Holdings Corp.	130,250	2,123,075
Valley National Bancorp (b)	137,563	1,353,620
Webster Financial Corp.	54,336	1,935,992

		49,346,475

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a) (b)	5,735	1,207,848

Biotechnology—0.4%
United Therapeutics Corp. (a)	26,919	3,532,850

Building Products—1.1%
AO Smith Corp.	44,765	$2,918,230
Fortune Brands Home & Security, Inc. (b)	94,540	4,487,814
Lennox International, Inc.	23,689	2,684,675

		10,090,719

Capital Markets—1.9%
Eaton Vance Corp.	69,459	2,321,320
Federated Investors, Inc. - Class B (b)	56,282	1,626,550
Janus Capital Group, Inc. (b)	87,148	1,185,213
Raymond James Financial, Inc.	75,750	3,759,472
SEI Investments Co.	82,368	3,972,609
Stifel Financial Corp. (a)	41,042	1,727,868
Waddell & Reed Financial, Inc. - Class A	49,499	1,721,080
WisdomTree Investments, Inc. (b)	67,724	1,092,388

		17,406,500

Chemicals—3.0%
Albemarle Corp.	66,323	2,924,844
Ashland, Inc.	39,973	4,022,083
Cabot Corp.	37,189	1,173,685
Chemours Co. (The)	106,976	692,135
Cytec Industries, Inc.	42,242	3,119,572
Minerals Technologies, Inc.	20,540	989,207
NewMarket Corp. (b)	6,169	2,202,333
Olin Corp. (b)	45,824	770,302
PolyOne Corp.	52,404	1,537,533
RPM International, Inc.	78,871	3,303,906
Scotts Miracle-Gro Co. (The) - Class A	26,798	1,629,854
Sensient Technologies Corp.	27,090	1,660,617
Valspar Corp. (The) (b)	43,699	3,141,084

		27,167,155

Commercial Services & Supplies—1.6%
Clean Harbors, Inc. (a) (b)	31,429	1,381,933
Copart, Inc. (a)	64,687	2,128,202
Deluxe Corp. (b)	29,531	1,646,058
Herman Miller, Inc.	35,370	1,020,071
HNI Corp.	26,215	1,124,624
MSA Safety, Inc.	18,766	750,077
Rollins, Inc.	55,561	1,492,924
RR Donnelley & Sons Co. (b)	123,363	1,796,165
Waste Connections, Inc.	72,949	3,543,862

		14,883,916

Communications Equipment—1.0%
ARRIS Group, Inc. (a)	79,718	2,070,277
Ciena Corp. (a) (b)	74,874	1,551,389
InterDigital, Inc. (b)	21,229	1,074,187
NetScout Systems, Inc. (a)	59,546	2,106,142
Plantronics, Inc.	20,829	1,059,155
Polycom, Inc. (a)	78,829	826,128

		8,687,278

MSF-121

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.5%
AECOM (a) (b)	89,237	$2,454,910
Granite Construction, Inc.	23,276	690,599
KBR, Inc.	85,323	1,421,481

		4,566,990

Construction Materials—0.2%
Eagle Materials, Inc.	29,782	2,037,684

Consumer Finance—0.2%
SLM Corp. (a)	251,741	1,862,883

Containers & Packaging—1.4%
Aptargroup, Inc.	37,119	2,448,369
Bemis Co., Inc.	57,597	2,279,113
Greif, Inc. - Class A	15,193	484,809
Packaging Corp. of America	57,765	3,475,142
Silgan Holdings, Inc.	23,912	1,244,381
Sonoco Products Co.	59,659	2,251,531

		12,183,345

Distributors—0.6%
LKQ Corp. (a)	180,240	5,111,606

Diversified Consumer Services—0.8%
Apollo Education Group, Inc. (a)	59,586	659,021
DeVry Education Group, Inc. (b)	33,788	919,371
Graham Holdings Co. - Class B	2,653	1,530,781
Service Corp. International	118,445	3,209,860
Sotheby’s (b)	36,561	1,169,221

		7,488,254

Diversified Financial Services—0.7%
CBOE Holdings, Inc.	48,935	3,282,560
MSCI, Inc.	58,338	3,468,777

		6,751,337

Electric Utilities—1.8%
Cleco Corp.	35,750	1,903,330
Great Plains Energy, Inc.	91,227	2,464,954
Hawaiian Electric Industries, Inc.	63,518	1,822,331
IDACORP, Inc. (b)	29,757	1,925,576
OGE Energy Corp.	118,034	3,229,410
PNM Resources, Inc.	47,083	1,320,678
Westar Energy, Inc.	83,495	3,209,548

		15,875,827

Electrical Equipment—0.9%
Acuity Brands, Inc.	25,738	4,519,078
Hubbell, Inc. - Class B	29,971	2,546,036
Regal-Beloit Corp.	26,504	1,496,151

		8,561,265

Electronic Equipment, Instruments & Components—3.4%
Arrow Electronics, Inc. (a)	55,812	3,085,287
Avnet, Inc.	79,478	3,392,121

Electronic Equipment, Instruments & Components—(Continued)
Belden, Inc.	25,222	$1,177,615
Cognex Corp.	51,486	1,769,574
FEI Co.	24,585	1,795,688
Ingram Micro, Inc. - Class A	92,106	2,508,967
IPG Photonics Corp. (a)	21,504	1,633,659
Jabil Circuit, Inc.	114,573	2,562,998
Keysight Technologies, Inc. (a)	100,096	3,086,961
Knowles Corp. (a) (b)	52,232	962,636
National Instruments Corp.	60,174	1,672,235
Tech Data Corp. (a)	20,880	1,430,280
Trimble Navigation, Ltd. (a)	151,942	2,494,888
Vishay Intertechnology, Inc. (b)	80,059	775,772
Zebra Technologies Corp. - Class A (a)	30,781	2,356,286

		30,704,967

Energy Equipment & Services—1.3%
Atwood Oceanics, Inc. (b)	34,394	509,375
Dril-Quip, Inc. (a)	22,879	1,332,015
Helix Energy Solutions Group, Inc. (a)	58,249	279,013
Nabors Industries, Ltd.	172,506	1,630,182
Noble Corp. plc (b)	143,029	1,560,447
Oceaneering International, Inc.	57,836	2,271,798
Oil States International, Inc. (a)	30,317	792,183
Patterson-UTI Energy, Inc. (b)	87,009	1,143,298
Rowan Cos. plc - Class A	73,766	1,191,321
Superior Energy Services, Inc.	89,106	1,125,409

		11,835,041

Food & Staples Retailing—0.5%
Casey’s General Stores, Inc.	23,046	2,371,894
SUPERVALU, Inc. (a)	156,587	1,124,295
United Natural Foods, Inc. (a)	29,607	1,436,236

		4,932,425

Food Products—2.2%
Dean Foods Co.	55,817	922,097
Flowers Foods, Inc.	109,331	2,704,849
Hain Celestial Group, Inc. (The) (a) (b)	60,654	3,129,746
Ingredion, Inc.	42,188	3,683,434
Lancaster Colony Corp.	11,483	1,119,363
Post Holdings, Inc. (a) (b)	35,881	2,120,567
Tootsie Roll Industries, Inc. (b)	10,565	330,579
TreeHouse Foods, Inc. (a)	25,457	1,980,300
WhiteWave Foods Co. (The) (a)	103,892	4,171,264

		20,162,199

Gas Utilities—1.6%
Atmos Energy Corp.	59,920	3,486,146
National Fuel Gas Co. (b)	49,988	2,498,400
ONE Gas, Inc. (b)	30,824	1,397,252
Questar Corp.	103,879	2,016,291
UGI Corp.	102,129	3,556,132
WGL Holdings, Inc.	29,395	1,695,210

		14,649,431

MSF-122

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—4.0%
Align Technology, Inc. (a)	43,074	$2,444,880
Cooper Cos., Inc. (The)	28,722	4,275,557
Halyard Health, Inc. (a)	27,552	783,579
Hill-Rom Holdings, Inc.	33,334	1,733,035
Hologic, Inc. (a)	144,920	5,670,720
IDEXX Laboratories, Inc. (a) (b)	54,385	4,038,086
ResMed, Inc.	83,059	4,232,687
Sirona Dental Systems, Inc. (a)	33,017	3,081,807
STERIS Corp.	35,370	2,297,989
Teleflex, Inc. (b)	24,588	3,054,075
Thoratec Corp. (a)	32,392	2,049,118
West Pharmaceutical Services, Inc.	42,562	2,303,455

		35,964,988

Health Care Providers & Services—2.6%
Centene Corp. (a)	70,395	3,817,521
Community Health Systems, Inc. (a)	69,821	2,986,244
Health Net, Inc. (a)	45,685	2,751,151
LifePoint Health, Inc. (a)	26,250	1,861,125
MEDNAX, Inc. (a) (b)	55,611	4,270,369
Molina Healthcare, Inc. (a) (b)	24,189	1,665,413
Owens & Minor, Inc. (b)	37,250	1,189,765
VCA, Inc. (a)	47,970	2,525,620
WellCare Health Plans, Inc. (a)	26,051	2,245,075

		23,312,283

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc. (a)	111,670	1,384,708

Hotels, Restaurants & Leisure—2.2%
Brinker International, Inc. (b)	35,528	1,871,260
Buffalo Wild Wings, Inc. (a) (b)	11,239	2,173,960
Cheesecake Factory, Inc. (The) (b)	26,691	1,440,246
Cracker Barrel Old Country Store, Inc. (b)	14,162	2,085,779
Domino’s Pizza, Inc.	32,460	3,502,758
Dunkin’ Brands Group, Inc. (b)	56,297	2,758,553
International Speedway Corp. - Class A	15,794	500,986
Jack in the Box, Inc.	21,621	1,665,682
Panera Bread Co. - Class A (a) (b)	14,430	2,790,906
Wendy’s Co. (The)	137,269	1,187,377

		19,977,507

Household Durables—2.1%
Jarden Corp. (a) (c)	117,279	5,732,597
KB Home (b)	53,846	729,613
MDC Holdings, Inc. (b)	23,116	605,177
NVR, Inc. (a)	2,257	3,442,422
Tempur Sealy International, Inc. (a)	36,585	2,613,267
Toll Brothers, Inc. (a)	95,848	3,281,835
TRI Pointe Group, Inc. (a)	86,043	1,126,303
Tupperware Brands Corp. (b)	29,488	1,459,361

		18,990,575

Household Products—0.9%
Church & Dwight Co., Inc.	77,405	6,494,280

Household Products—(Continued)
Energizer Holdings, Inc.	36,762	1,423,057

		7,917,337

Independent Power and Renewable Electricity Producers—0.0%
Talen Energy Corp. (a)	37,981	383,608

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	38,557	3,369,111

Insurance—5.7%
Alleghany Corp. (a)	9,439	4,418,490
American Financial Group, Inc.	42,465	2,926,263
Arthur J. Gallagher & Co.	103,174	4,259,023
Aspen Insurance Holdings, Ltd.	35,926	1,669,481
Brown & Brown, Inc.	69,114	2,140,461
CNO Financial Group, Inc.	113,622	2,137,230
Endurance Specialty Holdings, Ltd.	35,811	2,185,545
Everest Re Group, Ltd. (b)	26,120	4,527,641
First American Financial Corp. (b)	64,219	2,509,036
Hanover Insurance Group, Inc. (The)	26,123	2,029,757
HCC Insurance Holdings, Inc.	56,536	4,379,844
Kemper Corp.	28,782	1,018,020
Mercury General Corp. (b)	21,521	1,087,026
Old Republic International Corp.	142,752	2,232,641
Primerica, Inc. (b)	29,315	1,321,227
Reinsurance Group of America, Inc.	39,290	3,559,281
RenaissanceRe Holdings, Ltd. (b)	27,157	2,887,332
StanCorp Financial Group, Inc.	25,004	2,855,457
W.R. Berkley Corp.	58,338	3,171,837

		51,315,592

Internet & Catalog Retail—0.1%
HSN, Inc.	19,071	1,091,624

Internet Software & Services—0.2%
Rackspace Hosting, Inc. (a)	71,515	1,764,990

IT Services—3.5%
Acxiom Corp. (a)	46,071	910,363
Broadridge Financial Solutions, Inc.	69,911	3,869,574
Convergys Corp.	58,092	1,342,506
CoreLogic, Inc. (a)	52,657	1,960,420
DST Systems, Inc.	19,916	2,093,968
Gartner, Inc. (a)	49,087	4,119,872
Global Payments, Inc.	38,492	4,416,187
Jack Henry & Associates, Inc.	47,875	3,332,579
Leidos Holdings, Inc.	37,911	1,566,103
MAXIMUS, Inc.	38,984	2,321,887
NeuStar, Inc. - Class A (a) (b)	32,155	874,938
Science Applications International Corp.	24,759	995,559
VeriFone Systems, Inc. (a)	67,559	1,873,411
WEX, Inc. (a)	22,847	1,984,034

		31,661,401

Leisure Products—1.0%
Brunswick Corp.	54,350	2,602,821

MSF-123

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—(Continued)
Polaris Industries, Inc. (b)	36,364	$4,358,953
Vista Outdoor, Inc. (a)	37,350	1,659,461

		8,621,235

Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories, Inc. - Class A (a)	12,223	1,641,671
Bio-Techne Corp.	21,970	2,031,346
Charles River Laboratories International, Inc. (a)	27,651	1,756,392
Mettler-Toledo International, Inc. (a)	16,373	4,662,048
PAREXEL International Corp. (a) (b)	32,711	2,025,465

		12,116,922

Machinery—4.0%
AGCO Corp. (b)	44,300	2,065,709
CLARCOR, Inc.	29,612	1,411,900
Crane Co.	29,166	1,359,427
Donaldson Co., Inc. (b)	74,213	2,083,901
Graco, Inc. (b)	34,124	2,287,332
IDEX Corp.	45,747	3,261,761
ITT Corp.	52,844	1,766,575
Kennametal, Inc. (b)	46,946	1,168,486
Lincoln Electric Holdings, Inc.	40,239	2,109,731
Nordson Corp. (b)	33,801	2,127,435
Oshkosh Corp. (b)	46,294	1,681,861
Terex Corp. (b)	64,134	1,150,564
Timken Co. (The)	43,475	1,195,128
Toro Co. (The)	32,398	2,285,355
Trinity Industries, Inc. (b)	91,298	2,069,725
Valmont Industries, Inc.	13,743	1,304,073
Wabtec Corp.	57,144	5,031,529
Woodward, Inc.	33,824	1,376,637

		35,737,129

Marine—0.2%
Kirby Corp. (a)	32,379	2,005,879

Media—1.5%
AMC Networks, Inc. - Class A (a)	35,985	2,633,022
Cable One, Inc. (a)	2,626	1,101,397
Cinemark Holdings, Inc.	62,359	2,026,044
DreamWorks Animation SKG, Inc. - Class A (a) (b)	41,948	731,993
John Wiley & Sons, Inc. - Class A	29,188	1,460,276
Live Nation Entertainment, Inc. (a)	86,124	2,070,421
Meredith Corp.	22,261	947,873
New York Times Co. (The) - Class A (b)	74,868	884,191
Time, Inc.	64,868	1,235,735

		13,090,952

Metals & Mining—1.4%
Allegheny Technologies, Inc. (b)	64,554	915,376
Carpenter Technology Corp. (b)	29,283	871,755
Commercial Metals Co.	68,332	925,899
Compass Minerals International, Inc.	19,916	1,560,817
Reliance Steel & Aluminum Co.	43,428	2,345,546
Royal Gold, Inc. (b)	38,533	1,810,280

Metals & Mining—(Continued)
Steel Dynamics, Inc.	143,084	2,458,183
United States Steel Corp. (b)	86,448	900,788
Worthington Industries, Inc.	27,811	736,435

		12,525,079

Multi-Utilities—1.0%
Alliant Energy Corp.	66,951	3,915,964
Black Hills Corp.	26,502	1,095,593
MDU Resources Group, Inc. (b)	115,303	1,983,211
Vectren Corp.	48,863	2,052,735

		9,047,503

Multiline Retail—0.3%
Big Lots, Inc. (b)	30,667	1,469,562
J.C. Penney Co., Inc. (a) (b)	180,582	1,677,607

		3,147,169

Oil, Gas & Consumable Fuels—1.9%
California Resources Corp.	184,996	480,990
Denbury Resources, Inc. (b)	210,108	512,664
Energen Corp.	46,578	2,322,379
Gulfport Energy Corp. (a)	63,963	1,898,422
HollyFrontier Corp.	111,460	5,443,706
QEP Resources, Inc.	95,029	1,190,713
SM Energy Co. (b)	40,165	1,286,887
Western Refining, Inc.	41,810	1,844,657
World Fuel Services Corp.	42,428	1,518,922
WPX Energy, Inc. (a)	138,261	915,288

		17,414,628

Paper & Forest Products—0.3%
Domtar Corp.	37,139	1,327,719
Louisiana-Pacific Corp. (a) (b)	84,335	1,200,931

		2,528,650

Personal Products—0.4%
Avon Products, Inc. (b)	257,295	836,209
Edgewell Personal Care Co.	36,763	2,999,861

		3,836,070

Pharmaceuticals—0.3%
Akorn, Inc. (a) (b)	47,349	1,349,683
Catalent, Inc. (a)	58,146	1,412,948

		2,762,631

Professional Services—1.2%
CEB, Inc.	19,816	1,354,225
FTI Consulting, Inc. (a)	24,732	1,026,625
ManpowerGroup, Inc.	45,395	3,717,397
Towers Watson & Co. - Class A	40,955	4,807,298

		10,905,545

Real Estate Investment Trusts—10.0%
Alexandria Real Estate Equities, Inc.	42,742	3,618,965

MSF-124

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
American Campus Communities, Inc.	66,392	$2,406,046
BioMed Realty Trust, Inc.	119,436	2,386,331
Camden Property Trust	51,339	3,793,952
Care Capital Properties, Inc.	48,896	1,610,145
Communications Sales & Leasing, Inc. (b)	71,196	1,274,408
Corporate Office Properties Trust	55,876	1,175,072
Corrections Corp. of America	69,229	2,045,025
Douglas Emmett, Inc.	82,150	2,359,348
Duke Realty Corp.	204,079	3,887,705
Equity One, Inc.	43,628	1,061,905
Extra Space Storage, Inc.	72,616	5,603,051
Federal Realty Investment Trust (b)	40,861	5,575,483
Highwoods Properties, Inc.	55,634	2,155,817
Home Properties, Inc.	34,311	2,564,747
Hospitality Properties Trust	89,543	2,290,510
Kilroy Realty Corp.	54,504	3,551,481
Lamar Advertising Co. - Class A	48,421	2,526,608
LaSalle Hotel Properties	66,862	1,898,212
Liberty Property Trust	88,584	2,791,282
Mack-Cali Realty Corp.	52,661	994,240
Mid-America Apartment Communities, Inc.	44,555	3,647,718
National Retail Properties, Inc.	79,465	2,882,196
Omega Healthcare Investors, Inc.	95,615	3,360,867
Potlatch Corp. (b)	24,044	692,227
Rayonier, Inc. (b)	74,444	1,642,979
Regency Centers Corp.	55,656	3,459,020
Senior Housing Properties Trust	140,327	2,273,297
Sovran Self Storage, Inc.	21,182	1,997,463
Tanger Factory Outlet Centers, Inc.	56,652	1,867,816
Taubman Centers, Inc.	35,973	2,485,015
UDR, Inc.	154,872	5,339,987
Urban Edge Properties	54,579	1,178,361
Weingarten Realty Investors	67,399	2,231,581
WP GLIMCHER, Inc.	109,533	1,277,155

		89,906,015

Real Estate Management & Development—0.5%
Alexander & Baldwin, Inc.	27,155	932,231
Jones Lang LaSalle, Inc.	26,578	3,821,119

		4,753,350

Road & Rail—0.9%
Con-way, Inc.	33,830	1,605,233
Genesee & Wyoming, Inc. - Class A (a)	31,473	1,859,425
Landstar System, Inc.	25,758	1,634,860
Old Dominion Freight Line, Inc. (a)	41,345	2,522,045
Werner Enterprises, Inc.	26,347	661,310

		8,282,873

Semiconductors & Semiconductor Equipment—1.8%
Advanced Micro Devices, Inc. (a) (b)	373,065	641,672
Atmel Corp. (c)	247,312	1,995,808
Cree, Inc. (a) (b)	61,057	1,479,411
Cypress Semiconductor Corp. (a) (b)	198,150	1,688,238
Fairchild Semiconductor International, Inc. (a)	68,228	957,921

Semiconductors & Semiconductor Equipment—(Continued)
Integrated Device Technology, Inc. (a)	87,641	1,779,112
Intersil Corp. - Class A	78,095	913,712
Silicon Laboratories, Inc. (a)	23,620	981,175
SunEdison, Inc. (a) (b)	186,229	1,337,124
Synaptics, Inc. (a) (b)	21,534	1,775,694
Teradyne, Inc.	124,625	2,244,496

		15,794,363

Software—5.0%
ACI Worldwide, Inc. (a)	69,630	1,470,586
ANSYS, Inc. (a)	53,285	4,696,540
Cadence Design Systems, Inc. (a) (b)	172,235	3,561,820
CDK Global, Inc.	94,613	4,520,609
CommVault Systems, Inc. (a)	25,002	849,068
FactSet Research Systems, Inc. (b)	24,481	3,912,309
Fair Isaac Corp.	18,406	1,555,307
Fortinet, Inc. (a)	85,993	3,652,983
Manhattan Associates, Inc. (a)	43,396	2,703,571
Mentor Graphics Corp.	58,900	1,450,707
PTC, Inc. (a)	67,485	2,141,974
Rovi Corp. (a) (b)	51,376	538,934
SolarWinds, Inc. (a)	39,393	1,545,781
Solera Holdings, Inc.	39,623	2,139,642
Synopsys, Inc. (a)	92,181	4,256,918
Tyler Technologies, Inc. (a)	20,017	2,988,738
Ultimate Software Group, Inc. (The) (a)	16,898	3,024,911

		45,010,398

Specialty Retail—3.0%
Aaron’s, Inc.	38,182	1,378,752
Abercrombie & Fitch Co. - Class A (b)	41,122	871,375
American Eagle Outfitters, Inc. (b)	106,277	1,661,110
Ascena Retail Group, Inc. (a)	101,298	1,409,055
Cabela’s, Inc. (a) (b)	29,512	1,345,747
Chico’s FAS, Inc.	82,334	1,295,114
CST Brands, Inc.	44,695	1,504,434
Dick’s Sporting Goods, Inc.	55,366	2,746,707
Foot Locker, Inc.	82,343	5,926,226
Guess?, Inc. (b)	38,526	822,915
Murphy USA, Inc. (a)	23,807	1,308,195
Office Depot, Inc. (a)	291,605	1,872,104
Rent-A-Center, Inc. (b)	31,361	760,504
Williams-Sonoma, Inc.	49,789	3,801,390

		26,703,628

Technology Hardware, Storage & Peripherals—0.6%
3D Systems Corp. (a) (b)	62,892	726,402
Diebold, Inc. (b)	38,401	1,143,198
Lexmark International, Inc. - Class A	36,417	1,055,365
NCR Corp. (a)	93,343	2,123,553

		5,048,518

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.	30,882	2,799,144
Deckers Outdoor Corp. (a) (b)	19,317	1,121,545

MSF-125

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Kate Spade & Co. (a)	75,471	$1,442,251
Skechers USA, Inc. - Class A (a)	25,233	3,383,241

		8,746,181

Thrifts & Mortgage Finance—0.7%
New York Community Bancorp, Inc. (b)	262,640	4,743,278
Washington Federal, Inc.	55,553	1,263,831

		6,007,109

Trading Companies & Distributors—0.6%
GATX Corp.	25,535	1,127,370
MSC Industrial Direct Co., Inc. - Class A (b)	28,618	1,746,557
NOW, Inc. (a) (b)	63,353	937,624
Watsco, Inc.	15,191	1,799,830

		5,611,381

Water Utilities—0.3%
Aqua America, Inc.	104,510	2,766,380

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	55,722	1,390,821

Total Common Stocks (Cost $677,144,374)		860,133,858

Mutual Fund—2.1%

Investment Company Security—2.1%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $20,354,145)	76,100	18,940,529

Short-Term Investments—18.0%

Discount Notes—2.4%
Federal Home Loan Bank 0.070%, 11/16/15 (d)	1,625,000	1,624,855
0.072%, 10/09/15 (d)	200,000	199,996
0.098%, 10/30/15 (d)	100,000	99,992
0.099%, 11/20/15 (d)	1,200,000	1,199,835
0.142%, 11/18/15 (d)	1,575,000	1,574,701
0.157%, 01/04/16 (d)	7,350,000	7,346,962

Discount Notes—(Continued)
Federal Home Loan Bank 0.165%, 11/13/15 (d)	2,350,000	2,349,537
0.168%, 11/12/15 (d)	1,625,000	1,624,678
0.193%, 01/20/16 (d)	4,325,000	4,322,436
0.303%, 03/04/16 (d)	575,000	574,257

		20,917,249

Mutual Fund—15.6%
State Street Navigator Securities Lending MET Portfolio (e)	140,792,352	140,792,352

Total Short-Term Investments (Cost $161,709,601)		161,709,601

Total Investments—115.5% (Cost $859,208,120) (f)		1,040,783,988
Other assets and liabilities (net)—(15.5)%		(139,320,048)

Net Assets—100.0%		$901,463,940

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $157,647,722 and the collateral received consisted of cash in the amount of $140,792,352 and non-cash collateral with a value of $18,004,556. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $3,251,000.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(f)	As of September 30, 2015, the aggregate cost of investments was $859,208,120. The aggregate unrealized appreciation and depreciation of investments were $247,687,130 and $(66,111,262), respectively, resulting in net unrealized appreciation of $181,575,868.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P Midcap 400 E-Mini Index Futures	12/18/15	142	USD	19,891,681	$(538,501)

(USD)—	United States Dollar

MSF-126

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$860,133,858	$—	$—	$860,133,858
Total Mutual Fund*	18,940,529	—	—	18,940,529
Short-Term Investments
Discount Notes	—	20,917,249	—	20,917,249
Mutual Fund	140,792,352	—	—	140,792,352
Total Short-Term Investments	140,792,352	20,917,249	—	161,709,601
Total Investments	$1,019,866,739	$20,917,249	$—	$1,040,783,988
Collateral for Securities Loaned (Liability)	$—	$(140,792,352)	$—	$(140,792,352)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(538,501)	$—	$—	$(538,501)

*	See Schedule of Investments for additional detailed categorizations.

MSF-127

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Boeing Co. (The) (a)	220,771	$28,909,962
General Dynamics Corp.	104,855	14,464,747
Honeywell International, Inc.	270,210	25,586,185
L-3 Communications Holdings, Inc.	27,766	2,902,102
Lockheed Martin Corp.	92,308	19,136,372
Northrop Grumman Corp.	64,771	10,748,747
Precision Castparts Corp.	47,525	10,916,968
Raytheon Co.	104,919	11,463,450
Rockwell Collins, Inc.	45,545	3,727,403
Textron, Inc.	95,543	3,596,239
United Technologies Corp.	286,280	25,476,057

		156,928,232

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	49,012	3,322,034
Expeditors International of Washington, Inc.	65,381	3,076,176
FedEx Corp.	90,787	13,071,512
United Parcel Service, Inc. - Class B	241,413	23,825,049

		43,294,771

Airlines—0.6%
American Airlines Group, Inc.	232,209	9,016,675
Delta Air Lines, Inc.	274,923	12,335,795
Southwest Airlines Co.	227,901	8,669,354
United Continental Holdings, Inc. (b)	130,570	6,926,739

		36,948,563

Auto Components—0.4%
BorgWarner, Inc.	78,224	3,253,336
Delphi Automotive plc	98,283	7,473,440
Goodyear Tire & Rubber Co. (The)	93,115	2,731,063
Johnson Controls, Inc.	226,073	9,350,379

		22,808,218

Automobiles—0.6%
Ford Motor Co.	1,346,963	18,278,288
General Motors Co.	498,221	14,956,594
Harley-Davidson, Inc. (a)	71,191	3,908,386

		37,143,268

Banks—5.9%
Bank of America Corp.	3,618,371	56,374,220
BB&T Corp.	269,465	9,592,954
Citigroup, Inc.	1,040,329	51,610,722
Comerica, Inc.	61,499	2,527,609
Fifth Third Bancorp	277,637	5,250,116
Huntington Bancshares, Inc.	277,573	2,942,274
JPMorgan Chase & Co.	1,278,208	77,932,342
KeyCorp	290,637	3,781,187
M&T Bank Corp. (a)	46,053	5,616,163
People’s United Financial, Inc. (a)	107,146	1,685,407
PNC Financial Services Group, Inc. (The)	177,522	15,834,962
Regions Financial Corp.	457,943	4,126,066
SunTrust Banks, Inc. (a)	179,058	6,847,178
U.S. Bancorp	572,156	23,464,118

Banks—(Continued)
Wells Fargo & Co.	1,614,618	82,910,634
Zions Bancorporation (a)	70,569	1,943,470

		352,439,422

Beverages—2.2%
Brown-Forman Corp. - Class B (a)	36,675	3,553,807
Coca-Cola Co. (The)	1,353,190	54,289,983
Coca-Cola Enterprises, Inc.	72,847	3,522,152
Constellation Brands, Inc. - Class A	59,446	7,443,234
Dr Pepper Snapple Group, Inc.	65,978	5,215,561
Molson Coors Brewing Co. - Class B (a)	54,626	4,535,050
Monster Beverage Corp. (b)	52,561	7,103,094
PepsiCo, Inc.	507,746	47,880,448

		133,543,329

Biotechnology—3.5%
AbbVie, Inc.	572,133	31,129,756
Alexion Pharmaceuticals, Inc. (b)	78,169	12,224,850
Amgen, Inc.	262,083	36,251,321
Baxalta, Inc.	187,191	5,898,388
Biogen, Inc. (b)	81,285	23,719,776
Celgene Corp. (b)	273,244	29,556,803
Gilead Sciences, Inc.	507,267	49,808,547
Regeneron Pharmaceuticals, Inc. (a) (b)	26,726	12,431,332
Vertex Pharmaceuticals, Inc. (b)	84,564	8,806,495

		209,827,268

Building Products—0.1%
Allegion plc	33,116	1,909,468
Masco Corp.	118,883	2,993,474

		4,902,942

Capital Markets—2.1%
Affiliated Managers Group, Inc. (b)	18,763	3,208,285
Ameriprise Financial, Inc.	61,601	6,722,517
Bank of New York Mellon Corp. (The)	382,459	14,973,270
BlackRock, Inc.	44,281	13,172,269
Charles Schwab Corp. (The)	413,809	11,818,385
E*Trade Financial Corp. (b)	100,296	2,640,794
Franklin Resources, Inc.	133,661	4,980,209
Goldman Sachs Group, Inc. (The)	139,145	24,177,835
Invesco, Ltd.	148,183	4,627,755
Legg Mason, Inc.	37,919	1,577,809
Morgan Stanley	526,634	16,588,971
Northern Trust Corp.	75,655	5,156,645
State Street Corp. (a)	141,061	9,480,710
T. Rowe Price Group, Inc.	88,558	6,154,781

		125,280,235

Chemicals—2.0%
Air Products & Chemicals, Inc.	66,876	8,532,040
Airgas, Inc. (a)	23,223	2,074,511
CF Industries Holdings, Inc.	80,551	3,616,740
Dow Chemical Co. (The) (a)	400,288	16,972,211
E.I. du Pont de Nemours & Co.	312,750	15,074,550

MSF-128

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Eastman Chemical Co.	51,384	$3,325,572
Ecolab, Inc.	91,797	10,071,967
FMC Corp. (a)	46,182	1,566,032
International Flavors & Fragrances, Inc. (a)	27,854	2,876,204
LyondellBasell Industries NV - Class A	128,821	10,738,518
Monsanto Co.	161,704	13,799,819
Mosaic Co. (The)	116,536	3,625,435
PPG Industries, Inc.	93,573	8,205,416
Praxair, Inc.	99,017	10,085,872
Sherwin-Williams Co. (The)	27,385	6,100,830
Sigma-Aldrich Corp.	41,280	5,734,618

		122,400,335

Commercial Services & Supplies—0.4%
ADT Corp. (The) (a)	58,736	1,756,206
Cintas Corp. (a)	30,856	2,645,902
Pitney Bowes, Inc. (a)	69,791	1,385,351
Republic Services, Inc.	83,214	3,428,417
Stericycle, Inc. (a) (b)	29,322	4,084,848
Tyco International plc	145,693	4,874,888
Waste Management, Inc.	145,374	7,241,079

		25,416,691

Communications Equipment—1.5%
Cisco Systems, Inc.	1,757,898	46,144,822
F5 Networks, Inc. (a) (b)	24,542	2,841,964
Harris Corp.	42,884	3,136,965
Juniper Networks, Inc.	122,244	3,142,893
Motorola Solutions, Inc. (a)	55,571	3,799,945
QUALCOMM, Inc.	543,074	29,179,366

		88,245,955

Construction & Engineering—0.1%
Fluor Corp. (a)	50,098	2,121,650
Jacobs Engineering Group, Inc. (a) (b)	42,790	1,601,630
Quanta Services, Inc. (a) (b)	70,565	1,708,379

		5,431,659

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	23,159	3,519,010
Vulcan Materials Co.	46,035	4,106,322

		7,625,332

Consumer Finance—0.7%
American Express Co.	294,173	21,807,045
Capital One Financial Corp.	187,486	13,596,485
Discover Financial Services	150,460	7,822,415
Navient Corp.	129,281	1,453,118

		44,679,063

Containers & Packaging—0.2%
Avery Dennison Corp.	31,605	1,787,895
Ball Corp.	47,756	2,970,423
Owens-Illinois, Inc. (b)	55,568	1,151,369

Containers & Packaging—(Continued)
Sealed Air Corp.	71,147	$3,335,372
WestRock Co.	90,505	4,655,577

		13,900,636

Distributors—0.1%
Genuine Parts Co. (a)	52,398	4,343,270

Diversified Consumer Services—0.1%
H&R Block, Inc.	95,495	3,456,919

Diversified Financial Services—2.1%
Berkshire Hathaway, Inc. - Class B (b)	647,526	84,437,390
CME Group, Inc.	116,743	10,826,746
Intercontinental Exchange, Inc.	38,190	8,974,268
Leucadia National Corp. (a)	116,576	2,361,830
McGraw Hill Financial, Inc.	94,188	8,147,262
Moody’s Corp.	60,232	5,914,782
Nasdaq, Inc.	40,872	2,179,704

		122,841,982

Diversified Telecommunication Services—2.4%
AT&T, Inc.	2,126,045	69,266,546
CenturyLink, Inc. (a)	194,591	4,888,126
Frontier Communications Corp. (a)	403,781	1,917,960
Level 3 Communications, Inc. (b)	99,622	4,352,485
Verizon Communications, Inc.	1,405,274	61,143,472

		141,568,589

Electric Utilities—1.8%
American Electric Power Co., Inc.	169,558	9,641,068
Duke Energy Corp. (a)	237,916	17,115,677
Edison International (a)	112,614	7,102,565
Entergy Corp.	62,052	4,039,585
Eversource Energy (a)	109,628	5,549,369
Exelon Corp.	297,811	8,844,987
FirstEnergy Corp.	146,017	4,571,792
NextEra Energy, Inc.	159,090	15,519,230
Pepco Holdings, Inc.	87,608	2,121,866
Pinnacle West Capital Corp.	38,302	2,456,690
PPL Corp.	231,569	7,616,305
Southern Co. (The) (a)	313,990	14,035,353
Xcel Energy, Inc.	175,313	6,207,833

		104,822,320

Electrical Equipment—0.5%
AMETEK, Inc. (a)	83,702	4,379,289
Eaton Corp. plc	161,587	8,289,413
Emerson Electric Co.	227,135	10,032,553
Rockwell Automation, Inc. (a)	46,353	4,703,439

		27,404,694

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A (a)	106,854	5,445,280
Corning, Inc.	423,734	7,254,326

MSF-129

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
FLIR Systems, Inc.	48,475	$1,356,815
TE Connectivity, Ltd.	139,081	8,329,561

		22,385,982

Energy Equipment & Services—1.1%
Baker Hughes, Inc.	150,659	7,840,294
Cameron International Corp. (b)	66,195	4,059,078
Diamond Offshore Drilling, Inc. (a)	22,281	385,461
Ensco plc - Class A (a)	81,485	1,147,309
FMC Technologies, Inc. (b)	79,315	2,458,765
Halliburton Co.	295,437	10,443,698
Helmerich & Payne, Inc. (a)	37,243	1,760,104
National Oilwell Varco, Inc. (a)	132,660	4,994,649
Schlumberger, Ltd.	437,393	30,166,995
Transocean, Ltd. (a)	118,120	1,526,111

		64,782,464

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	151,906	21,961,050
CVS Health Corp.	385,214	37,165,447
Kroger Co. (The)	335,765	12,111,044
Sysco Corp. (a)	191,234	7,452,389
Wal-Mart Stores, Inc.	545,447	35,366,783
Walgreens Boots Alliance, Inc.	302,031	25,098,776
Whole Foods Market, Inc. (a)	123,690	3,914,789

		143,070,278

Food Products—1.7%
Archer-Daniels-Midland Co.	210,475	8,724,189
Campbell Soup Co. (a)	62,251	3,154,881
ConAgra Foods, Inc.	149,225	6,045,105
General Mills, Inc.	206,949	11,616,047
Hershey Co. (The)	50,486	4,638,654
Hormel Foods Corp.	46,586	2,949,360
J.M. Smucker Co. (The)	35,571	4,058,295
Kellogg Co.	87,993	5,855,934
Keurig Green Mountain, Inc. (a)	41,534	2,165,583
Kraft Heinz Co. (The)	205,411	14,497,908
McCormick & Co., Inc. (a)	40,082	3,293,939
Mead Johnson Nutrition Co.	70,075	4,933,280
Mondelez International, Inc. - Class A	556,935	23,318,868
Tyson Foods, Inc. - Class A (a)	105,199	4,534,077

		99,786,120

Gas Utilities—0.0%
AGL Resources, Inc.	41,507	2,533,587

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	515,159	20,719,695
Baxter International, Inc.	188,561	6,194,229
Becton Dickinson & Co.	72,673	9,640,800
Boston Scientific Corp. (b)	464,528	7,622,904
C.R. Bard, Inc.	25,647	4,778,293
DENTSPLY International, Inc.	48,323	2,443,694
Edwards Lifesciences Corp. (b)	37,162	5,283,322

Health Care Equipment & Supplies—(Continued)
Intuitive Surgical, Inc. (b)	12,796	5,880,786
Medtronic plc	488,803	32,720,473
St. Jude Medical, Inc.	97,383	6,143,893
Stryker Corp.	109,330	10,287,953
Varian Medical Systems, Inc. (a) (b)	34,121	2,517,447
Zimmer Biomet Holdings, Inc.	59,045	5,546,097

		119,779,586

Health Care Providers & Services—2.8%
Aetna, Inc.	120,490	13,182,811
AmerisourceBergen Corp.	70,992	6,743,530
Anthem, Inc. (a)	90,416	12,658,240
Cardinal Health, Inc.	113,149	8,692,106
Cigna Corp.	89,001	12,016,915
DaVita HealthCare Partners, Inc. (b)	58,844	4,256,187
Express Scripts Holding Co. (a) (b)	233,561	18,909,099
HCA Holdings, Inc. (b)	110,501	8,548,357
Henry Schein, Inc. (a) (b)	28,826	3,825,787
Humana, Inc.	51,205	9,165,695
Laboratory Corp. of America Holdings (b)	34,772	3,771,719
McKesson Corp.	80,329	14,863,275
Patterson Cos., Inc.	30,014	1,298,105
Quest Diagnostics, Inc.	49,618	3,050,018
Tenet Healthcare Corp. (a) (b)	34,413	1,270,528
UnitedHealth Group, Inc.	329,592	38,235,968
Universal Health Services, Inc. - Class B	31,708	3,957,475

		164,445,815

Health Care Technology—0.1%
Cerner Corp. (b)	106,152	6,364,874

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	159,996	7,951,801
Chipotle Mexican Grill, Inc. (b)	10,764	7,752,771
Darden Restaurants, Inc.	39,404	2,700,750
Marriott International, Inc. - Class A (a)	68,926	4,700,753
McDonald’s Corp.	325,529	32,074,372
Royal Caribbean Cruises, Ltd.	59,297	5,282,770
Starbucks Corp.	513,002	29,159,034
Starwood Hotels & Resorts Worldwide, Inc.	58,890	3,915,007
Wyndham Worldwide Corp.	40,824	2,935,246
Wynn Resorts, Ltd. (a)	28,076	1,491,397
Yum! Brands, Inc.	149,043	11,915,988

		109,879,889

Household Durables—0.4%
DR Horton, Inc.	112,828	3,312,630
Garmin, Ltd.	40,917	1,468,102
Harman International Industries, Inc.	24,600	2,361,354
Leggett & Platt, Inc. (a)	47,293	1,950,836
Lennar Corp. - Class A (a)	60,120	2,893,576
Mohawk Industries, Inc. (b)	21,971	3,994,108
Newell Rubbermaid, Inc.	92,562	3,675,637
PulteGroup, Inc.	110,964	2,093,891
Whirlpool Corp.	27,105	3,991,482

		25,741,616

MSF-130

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—1.8%
Clorox Co. (The) (a)	44,465	$5,137,042
Colgate-Palmolive Co.	311,123	19,743,866
Kimberly-Clark Corp.	125,909	13,729,117
Procter & Gamble Co. (The)	937,576	67,449,217

		106,059,242

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	236,013	2,310,567
NRG Energy, Inc.	114,288	1,697,177

		4,007,744

Industrial Conglomerates—2.4%
3M Co.	215,938	30,613,530
Danaher Corp.	205,531	17,513,297
General Electric Co.	3,489,752	88,011,545
Roper Technologies, Inc. (a)	34,795	5,452,377

		141,590,749

Insurance—2.7%
ACE, Ltd. (a)	111,921	11,572,631
Aflac, Inc.	148,866	8,653,581
Allstate Corp. (The)	138,391	8,059,892
American International Group, Inc.	447,222	25,411,154
Aon plc	96,795	8,577,005
Assurant, Inc.	23,095	1,824,736
Chubb Corp. (The)	78,453	9,622,261
Cincinnati Financial Corp. (a)	51,045	2,746,221
Genworth Financial, Inc. - Class A (a) (b)	171,929	794,312
Hartford Financial Services Group, Inc. (The)	143,387	6,564,257
Lincoln National Corp.	86,739	4,116,633
Loews Corp.	99,142	3,582,992
Marsh & McLennan Cos., Inc.	183,188	9,566,077
MetLife, Inc. (c)	386,041	18,201,833
Principal Financial Group, Inc.	94,745	4,485,228
Progressive Corp. (The)	202,522	6,205,274
Prudential Financial, Inc.	155,885	11,879,996
Torchmark Corp. (a)	40,218	2,268,295
Travelers Cos., Inc. (The)	107,566	10,706,044
Unum Group	85,263	2,735,237
XL Group plc	104,492	3,795,149

		161,368,808

Internet & Catalog Retail—1.9%
Amazon.com, Inc. (b)	132,562	67,857,162
Expedia, Inc.	34,581	4,069,492
Netflix, Inc. (a) (b)	147,245	15,204,519
Priceline Group, Inc. (The) (b)	17,525	21,675,971
TripAdvisor, Inc. (a) (b)	39,028	2,459,545

		111,266,689

Internet Software & Services—3.7%
Akamai Technologies, Inc. (a) (b)	61,730	4,263,074
Alphabet, Inc. - Class A (b)	100,197	63,962,759
Alphabet, Inc. - Class C (b) (d)	102,234	62,201,210
eBay, Inc. (b)	387,385	9,467,690

Internet Software & Services—(Continued)
Facebook, Inc. - Class A (b)	781,061	70,217,384
VeriSign, Inc. (a) (b)	34,520	2,435,731
Yahoo!, Inc. (b)	299,353	8,654,295

		221,202,143

IT Services—3.7%
Accenture plc - Class A	215,727	21,197,335
Alliance Data Systems Corp. (b)	21,234	5,499,181
Automatic Data Processing, Inc.	161,004	12,938,282
Cognizant Technology Solutions Corp. - Class A (b)	210,679	13,190,612
Computer Sciences Corp.	47,813	2,934,762
Fidelity National Information Services, Inc.	97,327	6,528,695
Fiserv, Inc. (b)	81,080	7,022,339
International Business Machines Corp.	311,482	45,155,546
MasterCard, Inc. - Class A	344,949	31,086,804
Paychex, Inc. (a)	111,114	5,292,360
PayPal Holdings, Inc. (b)	383,334	11,898,687
Teradata Corp. (a) (b)	48,942	1,417,360
Total System Services, Inc.	58,494	2,657,382
Visa, Inc. - Class A (a)	674,482	46,984,416
Western Union Co. (The) (a)	176,772	3,245,534
Xerox Corp.	347,255	3,378,791

		220,428,086

Leisure Products—0.1%
Hasbro, Inc. (a)	38,855	2,803,000
Mattel, Inc. (a)	117,038	2,464,820

		5,267,820

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	114,546	3,932,364
PerkinElmer, Inc.	39,190	1,801,172
Thermo Fisher Scientific, Inc.	137,734	16,842,114
Waters Corp. (b)	28,436	3,361,420

		25,937,070

Machinery—1.2%
Caterpillar, Inc. (a)	208,295	13,614,161
Cummins, Inc.	57,427	6,235,424
Deere & Co. (a)	107,757	7,974,018
Dover Corp.	54,081	3,092,351
Flowserve Corp. (a)	46,097	1,896,431
Illinois Tool Works, Inc.	113,882	9,373,627
Ingersoll-Rand plc	91,717	4,656,472
Joy Global, Inc. (a)	33,684	502,902
PACCAR, Inc.	122,692	6,400,842
Parker-Hannifin Corp.	47,844	4,655,221
Pentair plc (a)	62,235	3,176,474
Snap-on, Inc.	20,107	3,034,951
Stanley Black & Decker, Inc.	52,966	5,136,643
Xylem, Inc.	62,733	2,060,779

		71,810,296

MSF-131

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—3.1%
Cablevision Systems Corp. - Class A	76,849	$2,495,287
CBS Corp. - Class B	153,606	6,128,879
Comcast Corp. - Class A (a)	730,959	41,576,948
Comcast Corp. - Special Class A	127,265	7,284,649
Discovery Communications, Inc. - Class A (a) (b)	51,605	1,343,278
Discovery Communications, Inc. - Class C (b)	89,115	2,164,603
Interpublic Group of Cos., Inc. (The)	141,851	2,713,610
News Corp. - Class A (a)	131,689	1,661,915
News Corp. - Class B (a)	37,260	477,673
Omnicom Group, Inc.	83,973	5,533,821
Scripps Networks Interactive, Inc. - Class A (a)	32,560	1,601,626
TEGNA, Inc.	78,278	1,752,645
Time Warner Cable, Inc.	97,808	17,543,821
Time Warner, Inc.	281,899	19,380,556
Twenty-First Century Fox, Inc. - Class A	422,008	11,385,776
Twenty-First Century Fox, Inc. - Class B	149,041	4,034,540
Viacom, Inc. - Class B	120,096	5,182,142
Walt Disney Co. (The)	536,723	54,853,091

		187,114,860

Metals & Mining—0.3%
Alcoa, Inc.	452,722	4,373,295
Freeport-McMoRan, Inc. (a)	392,970	3,807,879
Newmont Mining Corp.	182,863	2,938,608
Nucor Corp. (a)	110,467	4,148,036

		15,267,818

Multi-Utilities—1.2%
Ameren Corp.	83,864	3,544,931
CenterPoint Energy, Inc.	148,716	2,682,837
CMS Energy Corp. (a)	95,628	3,377,581
Consolidated Edison, Inc. (a)	101,229	6,767,159
Dominion Resources, Inc. (a)	205,423	14,457,671
DTE Energy Co. (a)	62,034	4,985,673
NiSource, Inc.	109,865	2,037,996
PG&E Corp.	169,076	8,927,213
Public Service Enterprise Group, Inc.	174,847	7,371,549
SCANA Corp. (a)	49,398	2,779,131
Sempra Energy	81,406	7,873,588
TECO Energy, Inc. (a)	81,300	2,134,938
WEC Energy Group, Inc. (a)	109,113	5,697,881

		72,638,148

Multiline Retail—0.7%
Dollar General Corp.	101,847	7,377,797
Dollar Tree, Inc. (a) (b)	81,128	5,407,992
Kohl’s Corp. (a)	68,394	3,167,326
Macy’s, Inc.	114,401	5,871,059
Nordstrom, Inc.	48,146	3,452,550
Target Corp.	217,212	17,085,896

		42,362,620

Oil, Gas & Consumable Fuels—5.7%
Anadarko Petroleum Corp.	175,590	10,603,880
Apache Corp.	130,648	5,116,176

Oil, Gas & Consumable Fuels—(Continued)
Cabot Oil & Gas Corp.	143,029	3,126,614
Chesapeake Energy Corp. (a)	178,741	1,310,172
Chevron Corp.	650,407	51,304,104
Cimarex Energy Co.	32,648	3,345,767
Columbia Pipeline Group, Inc.	109,781	2,007,894
ConocoPhillips	426,335	20,447,027
CONSOL Energy, Inc. (a)	79,153	775,699
Devon Energy Corp.	133,535	4,952,813
EOG Resources, Inc.	189,817	13,818,678
EQT Corp.	52,677	3,411,889
Exxon Mobil Corp.	1,441,138	107,148,610
Hess Corp.	83,344	4,172,201
Kinder Morgan, Inc.	621,253	17,196,283
Marathon Oil Corp.	234,063	3,604,570
Marathon Petroleum Corp.	185,318	8,585,783
Murphy Oil Corp. (a)	56,127	1,358,273
Newfield Exploration Co. (b)	56,327	1,853,158
Noble Energy, Inc.	146,920	4,434,046
Occidental Petroleum Corp.	264,054	17,467,172
ONEOK, Inc.	72,296	2,327,931
Phillips 66	165,500	12,717,020
Pioneer Natural Resources Co. (a)	51,607	6,277,475
Range Resources Corp. (a)	58,538	1,880,241
Southwestern Energy Co. (a) (b)	132,879	1,686,234
Spectra Energy Corp.	232,051	6,095,980
Tesoro Corp.	42,548	4,137,368
Valero Energy Corp.	171,823	10,326,562
Williams Cos., Inc. (The)	235,809	8,689,562

		340,179,182

Paper & Forest Products—0.1%
International Paper Co.	144,388	5,456,423

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A	78,067	6,298,446

Pharmaceuticals—5.6%
Allergan plc (b)	136,058	36,981,925
Bristol-Myers Squibb Co.	576,359	34,120,453
Eli Lilly & Co.	337,180	28,218,594
Endo International plc (b)	71,980	4,986,774
Johnson & Johnson	957,120	89,347,152
Mallinckrodt plc (b)	40,559	2,593,343
Merck & Co., Inc.	973,548	48,083,536
Mylan NV (b)	142,717	5,745,786
Perrigo Co. plc	50,560	7,951,571
Pfizer, Inc.	2,131,696	66,956,571
Zoetis, Inc.	158,659	6,533,578

		331,519,283

Professional Services—0.2%
Dun & Bradstreet Corp. (The)	12,482	1,310,610
Equifax, Inc.	40,870	3,971,747
Nielsen Holdings plc	126,802	5,638,885
Robert Half International, Inc.	46,489	2,378,377

		13,299,619

MSF-132

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—2.6%
American Tower Corp.	146,303	$12,871,738
Apartment Investment & Management Co. - Class A	54,017	1,999,709
AvalonBay Communities, Inc.	45,937	8,030,706
Boston Properties, Inc.	53,082	6,284,909
Crown Castle International Corp.	115,362	9,098,601
Equinix, Inc. (a)	19,687	5,382,426
Equity Residential	125,842	9,453,251
Essex Property Trust, Inc.	22,724	5,076,996
General Growth Properties, Inc.	202,039	5,246,953
HCP, Inc.	159,889	5,955,865
Host Hotels & Resorts, Inc. (a)	259,619	4,104,576
Iron Mountain, Inc. (a)	66,312	2,056,998
Kimco Realty Corp.	142,796	3,488,506
Macerich Co. (The)	46,514	3,573,206
Plum Creek Timber Co., Inc. (a)	60,393	2,386,128
Prologis, Inc.	181,160	7,047,124
Public Storage	50,817	10,754,402
Realty Income Corp. (a)	81,180	3,847,120
Simon Property Group, Inc.	106,945	19,647,935
SL Green Realty Corp. (a)	34,431	3,724,057
Ventas, Inc. (a)	114,926	6,442,752
Vornado Realty Trust	61,243	5,537,592
Welltower, Inc.	121,626	8,236,513
Weyerhaeuser Co.	177,727	4,859,056

		155,107,119

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (b)	100,190	3,206,080

Road & Rail—0.8%
CSX Corp.	340,021	9,146,565
J.B. Hunt Transport Services, Inc.	31,743	2,266,450
Kansas City Southern (a)	38,145	3,466,618
Norfolk Southern Corp.	104,172	7,958,741
Ryder System, Inc. (a)	18,448	1,365,890
Union Pacific Corp.	299,911	26,515,131

		50,719,395

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.	104,547	5,235,714
Analog Devices, Inc.	108,419	6,115,916
Applied Materials, Inc.	414,984	6,096,115
Avago Technologies, Ltd. (a)	89,803	11,226,273
Broadcom Corp. - Class A	193,214	9,936,996
First Solar, Inc. (b)	26,157	1,118,212
Intel Corp.	1,643,183	49,525,536
KLA-Tencor Corp. (a)	54,449	2,722,450
Lam Research Corp. (a)	54,676	3,571,983
Linear Technology Corp. (a)	82,870	3,343,804
Microchip Technology, Inc. (a)	72,961	3,143,889
Micron Technology, Inc. (a) (b)	372,061	5,573,474
NVIDIA Corp. (a)	176,986	4,362,705
Qorvo, Inc. (b)	51,684	2,328,364
Skyworks Solutions, Inc.	65,927	5,551,713
Texas Instruments, Inc.	354,762	17,567,814

Semiconductors & Semiconductor Equipment—(Continued)
Xilinx, Inc.	89,403	3,790,687

		141,211,645

Software—3.9%
Activision Blizzard, Inc. (a)	173,866	5,370,721
Adobe Systems, Inc. (b)	172,007	14,142,415
Autodesk, Inc. (a) (b)	78,183	3,450,998
CA, Inc.	108,298	2,956,535
Citrix Systems, Inc. (b)	55,545	3,848,158
Electronic Arts, Inc. (b)	107,752	7,300,198
Intuit, Inc.	95,849	8,506,599
Microsoft Corp.	2,764,440	122,354,114
Oracle Corp.	1,124,048	40,600,614
Red Hat, Inc. (b)	63,419	4,558,558
Salesforce.com, Inc. (b)	214,436	14,888,291
Symantec Corp.	236,479	4,604,246

		232,581,447

Specialty Retail—2.6%
Advance Auto Parts, Inc.	25,307	4,796,436
AutoNation, Inc. (b)	27,055	1,574,060
AutoZone, Inc. (b)	10,671	7,723,990
Bed Bath & Beyond, Inc. (a) (b)	58,619	3,342,455
Best Buy Co., Inc. (a)	106,081	3,937,727
CarMax, Inc. (a) (b)	71,908	4,265,583
GameStop Corp. - Class A (a)	36,886	1,520,072
Gap, Inc. (The) (a)	82,225	2,343,413
Home Depot, Inc. (The)	443,840	51,259,082
L Brands, Inc.	88,805	8,003,995
Lowe’s Cos., Inc.	319,799	22,040,547
O’Reilly Automotive, Inc. (a) (b)	34,358	8,589,500
Ross Stores, Inc.	143,023	6,932,325
Signet Jewelers, Ltd. (a)	27,511	3,745,072
Staples, Inc.	222,443	2,609,256
Tiffany & Co.	38,775	2,994,205
TJX Cos., Inc. (The)	233,091	16,647,359
Tractor Supply Co. (a)	46,945	3,958,402
Urban Outfitters, Inc. (a) (b)	32,772	962,841

		157,246,320

Technology Hardware, Storage & Peripherals—4.5%
Apple, Inc.	1,971,102	217,412,551
EMC Corp.	665,266	16,072,827
Hewlett-Packard Co.	624,373	15,990,192
NetApp, Inc. (a)	103,721	3,070,142
SanDisk Corp. (a)	70,662	3,839,066
Seagate Technology plc (a)	104,395	4,676,896
Western Digital Corp.	79,637	6,326,363

		267,388,037

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc. (a)	95,613	2,766,084
Fossil Group, Inc. (a) (b)	14,312	799,755
Hanesbrands, Inc.	139,113	4,025,930
Michael Kors Holdings, Ltd. (b)	66,854	2,823,913

MSF-133

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
NIKE, Inc. - Class B	234,309	$28,812,978
PVH Corp.	28,530	2,908,348
Ralph Lauren Corp.	20,658	2,440,949
Under Armour, Inc. - Class A (a) (b)	62,203	6,020,007
VF Corp.	117,696	8,028,044

		58,626,008

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	166,555	1,693,864

Tobacco—1.5%
Altria Group, Inc.	677,699	36,866,825
Philip Morris International, Inc.	535,464	42,478,359
Reynolds American, Inc.	286,495	12,683,134

		92,028,318

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	100,293	3,671,727
United Rentals, Inc. (a) (b)	32,964	1,979,488
WW Grainger, Inc. (a)	20,980	4,510,910

		10,162,125

Total Common Stocks (Cost $3,641,284,311)		5,847,069,308

Mutual Fund—1.3%

Investment Company Security — 1.3%
SPDR S&P 500 ETF Trust (a) (Cost $78,753,936)	420,000	80,484,600

Short-Term Investments—9.2%

Discount Notes—0.6%
Federal Home Loan Bank 0.106%, 11/20/15 (e)	2,375,000	2,374,649
0.120%, 11/30/15 (e)	1,500,000	1,499,700
0.135%, 12/17/15 (e)	1,500,000	1,499,567
0.138%, 01/04/16 (e)	12,675,000	12,670,397
0.149%, 11/18/15 (e)	750,000	749,850
0.155%, 12/28/15 (e)	6,650,000	6,647,480

Discount Notes—(Continued)
Federal Home Loan Bank 0.167%, 11/13/15 (e)	125,000	124,975
0.193%, 01/20/16 (e)	7,550,000	7,545,538
0.323%, 03/09/16 (e)	2,750,000	2,746,089

		35,858,245

Mutual Fund—8.6%
State Street Navigator Securities Lending MET Portfolio (f)	512,281,868	512,281,868

Total Short-Term Investments (Cost $548,140,113)		548,140,113

Total Investments— 108.5% (Cost $4,268,178,360) (g)		6,475,694,021
Other assets and liabilities (net)—(8.5)%		(506,873,705)

Net Assets—100.0%		$5,968,820,316

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $583,418,234 and the collateral received consisted of cash in the amount of $512,281,868 and non-cash collateral with a value of $72,987,854. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $12,201,863.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(g)	As of September 30, 2015, the aggregate cost of investments was $4,268,178,360. The aggregate unrealized appreciation and depreciation of investments were $2,343,658,454 and $(136,142,793), respectively, resulting in net unrealized appreciation of $2,207,515,661.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P 500 Index Futures	12/17/15	64	USD	30,603,377	$(64,177)

(USD)—	United States Dollar

MSF-134

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$5,847,069,308	$—	$—	$5,847,069,308
Total Mutual Fund*	80,484,600	—	—	80,484,600
Short-Term Investments
Discount Notes	—	35,858,245	—	35,858,245
Mutual Fund	512,281,868	—	—	512,281,868
Total Short-Term Investments	512,281,868	35,858,245	—	548,140,113
Total Investments	$6,439,835,776	$35,858,245	$—	$6,475,694,021
Collateral for Securities Loaned (Liability)	$—	$(512,281,868)	$—	$(512,281,868)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(64,177)	$—	$—	$(64,177)

*	See Schedule of Investments for additional detailed categorizations.

MSF-135

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—59.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
General Dynamics Corp.	12,730	$1,756,104
Honeywell International, Inc.	70,434	6,669,395
Lockheed Martin Corp.	27,261	5,651,478
Northrop Grumman Corp.	30,753	5,103,460
United Technologies Corp.	69,882	6,218,799

		25,399,236

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	39,120	3,860,753

Auto Components—1.0%
Delphi Automotive plc	39,933	3,036,506
Johnson Controls, Inc.	82,342	3,405,665
Magna International, Inc.	51,287	2,460,008

		8,902,179

Automobiles—0.5%
General Motors Co.	24,882	746,958
Hyundai Motor Co.	9,671	1,345,111
Kia Motors Corp.	47,441	2,151,927

		4,243,996

Banks—6.1%
Bank of America Corp.	143,919	2,242,258
BB&T Corp.	40,146	1,429,198
BOC Hong Kong Holdings, Ltd.	182,500	538,673
Citigroup, Inc.	34,645	1,718,738
HSBC Holdings plc	152,546	1,153,978
JPMorgan Chase & Co.	359,010	21,888,840
PNC Financial Services Group, Inc. (The)	30,368	2,708,825
Standard Chartered plc	50,773	493,610
Sumitomo Mitsui Financial Group, Inc. (a)	48,800	1,857,694
SunTrust Banks, Inc.	20,671	790,459
U.S. Bancorp	81,208	3,330,340
Wells Fargo & Co.	290,610	14,922,823

		53,075,436

Beverages—0.5%
Coca-Cola Co. (The)	26,623	1,068,115
Diageo plc	134,850	3,628,877

		4,696,992

Building Products—0.1%
Owens Corning	13,784	577,687

Capital Markets—2.7%
Bank of New York Mellon Corp. (The)	146,396	5,731,403
BlackRock, Inc.	9,460	2,814,066
Blackstone Group L.P. (The)	24,884	788,076
Franklin Resources, Inc.	73,379	2,734,102
Goldman Sachs Group, Inc. (The)	34,396	5,976,649
Morgan Stanley	46,529	1,465,664
State Street Corp. (a)	52,286	3,514,142

		23,024,102

Chemicals—1.7%
Axalta Coating Systems, Ltd. (a) (b)	50,271	$1,273,867
Celanese Corp. - Series A (a)	19,003	1,124,407
E.I. du Pont de Nemours & Co.	21,484	1,035,529
LyondellBasell Industries NV - Class A	50,648	4,222,017
Monsanto Co.	7,502	640,221
PPG Industries, Inc.	67,520	5,920,829
Praxair, Inc.	6,657	678,082

		14,894,952

Commercial Services & Supplies—0.3%
Tyco International plc	84,276	2,819,875

Communications Equipment—0.6%
Cisco Systems, Inc.	184,864	4,852,680

Consumer Finance—0.7%
American Express Co.	49,228	3,649,271
Discover Financial Services	38,326	1,992,569

		5,641,840

Containers & Packaging—0.1%
Crown Holdings, Inc. (b)	18,445	843,859

Distributors—0.1%
LKQ Corp. (b)	38,131	1,081,395

Diversified Financial Services—0.2%
McGraw Hill Financial, Inc.	3,678	318,147
Nasdaq, Inc.	29,053	1,549,397

		1,867,544

Diversified Telecommunication Services—1.6%
AT&T, Inc.	37,610	1,225,334
Frontier Communications Corp. (a)	173,056	822,016
TDC A/S	148,611	766,873
Telecom Italia S.p.A. - Risparmio Shares	832,550	854,399
Telefonica Brasil S.A. (ADR)	100,513	917,683
Verizon Communications, Inc.	206,284	8,975,417

		13,561,722

Electric Utilities—1.5%
American Electric Power Co., Inc.	72,445	4,119,223
Duke Energy Corp.	29,770	2,141,654
Edison International	10,265	647,413
Exelon Corp.	75,434	2,240,390
PPL Corp.	102,888	3,383,986

		12,532,666

Electrical Equipment—0.3%
Eaton Corp. plc	46,195	2,369,804

Energy Equipment & Services—0.4%
Baker Hughes, Inc.	2,809	146,180
National Oilwell Varco, Inc. (a)	23,318	877,923
Noble Corp. plc (a)	47,578	519,076

MSF-136

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Schlumberger, Ltd.	28,379	$1,957,300

		3,500,479

Food & Staples Retailing—1.3%
CVS Health Corp.	104,797	10,110,814
Kroger Co. (The)	32,911	1,187,100

		11,297,914

Food Products—2.2%
Archer-Daniels-Midland Co.	12,192	505,358
Danone S.A.	34,623	2,189,696
General Mills, Inc.	102,909	5,776,282
Ingredion, Inc.	10,344	903,135
Kellogg Co.	23,414	1,558,202
Marine Harvest ASA (b)	81,679	1,043,412
McCormick & Co., Inc. (a)	14,853	1,220,620
Mondelez International, Inc. - Class A	29,255	1,224,907
Nestle S.A.	61,600	4,638,880

		19,060,492

Health Care Equipment & Supplies—1.8%
Abbott Laboratories	109,802	4,416,236
Cooper Cos., Inc. (The) (a)	7,722	1,149,497
Medtronic plc	79,697	5,334,917
St. Jude Medical, Inc.	47,052	2,968,511
Zimmer Biomet Holdings, Inc.	13,879	1,303,655

		15,172,816

Health Care Providers & Services—0.6%
Community Health Systems, Inc. (b)	16,909	723,198
Express Scripts Holding Co. (a) (b)	36,106	2,923,142
Health Net, Inc. (b)	16,114	970,385
McKesson Corp.	5,078	939,582

		5,556,307

Hotels, Restaurants & Leisure—0.7%
Aramark (a)	39,109	1,159,191
Darden Restaurants, Inc.	9,108	624,262
Hilton Worldwide Holdings, Inc. (a)	28,668	657,644
McDonald’s Corp.	18,270	1,800,143
Yum! Brands, Inc.	25,296	2,022,415

		6,263,655

Household Durables—0.0%
Newell Rubbermaid, Inc.	9,835	390,548

Household Products—0.4%
Kimberly-Clark Corp.	11,383	1,241,202
Procter & Gamble Co. (The)	11,391	819,469
Reckitt Benckiser Group plc	12,210	1,108,315

		3,168,986

Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc.	37,401	555,405

Industrial Conglomerates—1.8%
3M Co.	41,299	5,854,959
Danaher Corp.	102,872	8,765,723
Siemens AG	14,799	1,322,191

		15,942,873

Insurance—3.7%
ACE, Ltd. (a)	48,769	5,042,714
Aon plc	39,188	3,472,449
Chubb Corp. (The)	22,738	2,788,816
Delta Lloyd NV	79,605	669,956
Prudential Financial, Inc.	74,469	5,675,282
Suncorp Group, Ltd.	126,714	1,091,799
Travelers Cos., Inc. (The)	92,193	9,175,969
Validus Holdings, Ltd. (a)	58,753	2,647,998
Zurich Insurance Group AG (b)	7,174	1,764,950

		32,329,933

Internet & Catalog Retail—0.3%
Amazon.com, Inc. (b)	5,281	2,703,291

Internet Software & Services—0.1%
Alphabet, Inc. - Class A (b)	1,891	1,207,158

IT Services—2.2%
Accenture plc - Class A	77,745	7,639,224
Fidelity National Information Services, Inc.	18,476	1,239,370
Fiserv, Inc. (a) (b)	15,918	1,378,658
International Business Machines Corp.	31,040	4,499,869
Sabre Corp.	54,087	1,470,085
Visa, Inc. - Class A (a)	42,072	2,930,735

		19,157,941

Leisure Products—0.2%
Hasbro, Inc. (a)	18,857	1,360,344

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	41,883	5,121,453

Machinery—1.1%
Allison Transmission Holdings, Inc.	80,638	2,152,228
Caterpillar, Inc. (a)	12,451	813,797
Deere & Co. (a)	6,239	461,686
Illinois Tool Works, Inc.	33,835	2,784,959
Parker-Hannifin Corp.	4,327	421,017
Pentair plc (a)	28,838	1,471,892
Stanley Black & Decker, Inc.	17,277	1,675,524

		9,781,103

Media—2.8%
Comcast Corp. - Special Class A (a)	157,563	9,018,906
Omnicom Group, Inc. (a)	44,751	2,949,091
Time Warner Cable, Inc.	21,832	3,916,006
Time Warner, Inc.	55,969	3,847,869
Time, Inc.	2,039	38,843
Twenty-First Century Fox, Inc. - Class A	40,789	1,100,487

MSF-137

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Viacom, Inc. - Class B	17,174	$741,058
Walt Disney Co. (The)	25,245	2,580,039

		24,192,299

Metals & Mining—0.1%
Rio Tinto plc	36,315	1,218,322

Multi-Utilities—0.3%
Engie	78,923	1,278,031
PG&E Corp. (a)	10,005	528,264
Public Service Enterprise Group, Inc.	26,278	1,107,880

		2,914,175

Multiline Retail—1.5%
Kohl’s Corp. (a)	91,764	4,249,591
Target Corp.	106,714	8,394,123

		12,643,714

Oil, Gas & Consumable Fuels—3.3%
Anadarko Petroleum Corp.	26,598	1,606,253
Canadian Natural Resources, Ltd.	23,241	452,038
Chevron Corp.	54,003	4,259,757
Crescent Point Energy Corp.	99,837	1,142,384
EOG Resources, Inc.	24,293	1,768,530
EQT Corp.	14,479	937,805
Exxon Mobil Corp.	71,736	5,333,572
Marathon Petroleum Corp.	29,086	1,347,554
Noble Energy, Inc.	39,869	1,203,246
Occidental Petroleum Corp.	37,874	2,505,365
Royal Dutch Shell plc - A Shares	78,471	1,850,480
Valero Energy Corp.	68,552	4,119,975
Williams Cos., Inc. (The)	25,173	927,625
Williams Partners L.P.	24,173	771,602

		28,226,186

Pharmaceuticals—5.0%
Allergan plc (b)	6,591	1,791,500
Bayer AG	8,474	1,083,047
Bristol-Myers Squibb Co.	103,029	6,099,317
Eli Lilly & Co.	81,043	6,782,489
Indivior plc	12,210	41,998
Johnson & Johnson	109,716	10,241,988
Merck & Co., Inc.	180,943	8,936,775
Novartis AG	6,437	592,943
Pfizer, Inc.	207,719	6,524,454
Roche Holding AG	1,848	488,526
Valeant Pharmaceuticals International, Inc. (b)	4,633	826,434

		43,409,471

Professional Services—0.0%
Equifax, Inc.	3,620	351,792

Real Estate Investment Trusts—0.5%
Home Properties, Inc.	16,396	1,225,601
Hospitality Properties Trust (a)	29,569	756,375

Real Estate Investment Trusts—(Continued)
Medical Properties Trust, Inc. (a)	107,359	1,187,391
Starwood Property Trust, Inc. (a)	39,456	809,637

		3,979,004

Road & Rail—0.3%
Canadian National Railway Co.	16,482	935,518
Union Pacific Corp.	21,958	1,941,307

		2,876,825

Semiconductors & Semiconductor Equipment—1.6%
Analog Devices, Inc.	6,836	385,619
Broadcom Corp. - Class A	40,032	2,058,846
Intel Corp.	34,752	1,047,425
Maxim Integrated Products, Inc.	26,337	879,656
Microchip Technology, Inc. (a)	87,302	3,761,843
NVIDIA Corp. (a)	9,174	226,139
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	107,793	2,236,705
Texas Instruments, Inc.	67,048	3,320,217

		13,916,450

Software—1.2%
Aspen Technology, Inc. (a) (b)	19,729	747,926
CA, Inc.	36,431	994,566
Electronic Arts, Inc. (b)	27,082	1,834,806
Microsoft Corp.	63,340	2,803,428
Oracle Corp.	84,237	3,042,641
Symantec Corp.	57,739	1,124,178

		10,547,545

Specialty Retail—0.5%
Advance Auto Parts, Inc. (a)	3,818	723,625
American Eagle Outfitters, Inc. (a)	220,903	3,452,714
Bed Bath & Beyond, Inc. (a) (b)	6,946	396,061

		4,572,400

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.	20,041	2,210,522
EMC Corp.	33,126	800,324
Hewlett-Packard Co.	37,844	969,185
Seagate Technology plc (a)	22,076	989,005
Western Digital Corp.	39,264	3,119,132

		8,088,168

Tobacco—2.6%
Altria Group, Inc.	92,494	5,031,674
Imperial Tobacco Group plc	6,541	338,550
Japan Tobacco, Inc.	72,900	2,267,760
Philip Morris International, Inc.	164,641	13,060,971
Reynolds American, Inc.	36,614	1,620,902

		22,319,857

Wireless Telecommunication Services—0.1%
Vodafone Group plc	235,792	745,583

Total Common Stocks (Cost $427,503,626)		516,819,207

MSF-138

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—23.7%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—11.8%
Fannie Mae 15 Yr. Pool
2.500%, 02/01/28	386,160	$397,356
2.500%, 05/01/28	222,365	228,806
2.500%, 05/01/30	281,506	287,591
3.000%, 03/01/27	148,120	154,948
3.000%, 04/01/27	466,619	488,129
3.000%, 04/01/30	397,430	414,340
3.000%, TBA (c)	1,427,000	1,483,578
4.500%, 04/01/18	17,969	18,618
4.500%, 06/01/18	48,937	50,725
4.500%, 07/01/18	44,034	45,635
4.500%, 03/01/19	72,751	75,446
4.500%, 06/01/19	50,701	52,660
4.500%, 04/01/20	50,403	52,644
4.500%, 07/01/20	26,526	27,701
5.000%, 11/01/17	35,975	37,372
5.000%, 02/01/18	107,644	111,822
5.000%, 12/01/18	178,671	186,108
5.000%, 07/01/19	104,814	110,354
5.000%, 07/01/20	79,420	83,217
5.000%, 08/01/20	39,646	42,223
5.000%, 12/01/20	126,661	133,612
5.500%, 11/01/17	56,331	58,058
5.500%, 12/01/17	8,450	8,730
5.500%, 01/01/18	47,903	49,396
5.500%, 02/01/18	34,388	35,333
5.500%, 06/01/19	110,753	116,477
5.500%, 07/01/19	89,366	93,961
5.500%, 08/01/19	26,595	27,966
5.500%, 09/01/19	99,613	105,137
5.500%, 01/01/21	50,851	54,452
5.500%, 03/01/21	15,958	17,225
6.000%, 07/01/16	7,451	7,524
6.000%, 01/01/17	10,432	10,511
6.000%, 02/01/17	19,586	20,055
6.000%, 07/01/17	28,885	29,646
6.000%, 08/01/17	3,626	3,735
6.000%, 09/01/17	29,844	30,698
6.000%, 03/01/18	3,871	4,003
6.000%, 11/01/18	21,564	22,311
6.000%, 01/01/21	60,703	64,875
6.000%, 05/01/21	20,079	21,230
Fannie Mae 20 Yr. Pool
6.000%, 11/01/25	32,242	36,346
Fannie Mae 30 Yr. Pool
3.500%, 11/01/41	82,685	86,335
3.500%, 01/01/42	969,467	1,017,411
3.500%, 04/01/43	1,054,372	1,102,203
3.500%, 05/01/43	1,936,883	2,024,017
3.500%, 06/01/43	664,967	694,967
3.500%, 07/01/43	1,765,461	1,845,481
3.500%, 09/01/43	2,843,729	2,971,921
4.000%, 09/01/40	781,304	834,978
4.000%, 12/01/40	601,461	642,928
4.000%, 02/01/41	204,583	218,789
4.000%, 01/01/42	1,002,538	1,072,902

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 07/01/43	567,240	605,542
4.000%, 11/01/44	2,005,076	2,140,181
4.000%, 02/01/45	7,361,135	7,857,141
4.500%, 08/01/33	274,010	298,068
4.500%, 03/01/34	834,205	910,535
4.500%, 01/01/40	287,609	312,693
4.500%, 08/01/40	68,531	74,929
4.500%, 02/01/41	416,560	456,452
4.500%, 04/01/41	757,594	827,620
4.500%, 04/01/44	3,300,320	3,583,995
5.000%, 11/01/33	151,041	167,156
5.000%, 03/01/34	129,960	143,885
5.000%, 05/01/34	54,469	60,301
5.000%, 08/01/34	55,223	61,106
5.000%, 09/01/34	206,442	228,489
5.000%, 06/01/35	140,986	155,448
5.000%, 07/01/35	429,907	473,992
5.000%, 08/01/35	129,827	143,114
5.000%, 09/01/35	96,633	106,409
5.000%, 10/01/35	383,084	422,045
5.000%, 07/01/39	419,982	469,785
5.000%, 10/01/39	271,092	300,825
5.000%, 11/01/39	113,218	126,525
5.000%, 11/01/40	152,056	168,860
5.000%, 01/01/41	49,006	53,988
5.000%, 03/01/41	108,302	119,793
5.500%, 02/01/33	69,733	78,529
5.500%, 05/01/33	11,644	12,996
5.500%, 06/01/33	247,502	278,681
5.500%, 07/01/33	249,114	280,316
5.500%, 11/01/33	153,502	172,696
5.500%, 12/01/33	19,222	21,454
5.500%, 01/01/34	178,514	200,871
5.500%, 02/01/34	226,766	255,570
5.500%, 03/01/34	56,370	64,348
5.500%, 04/01/34	77,272	86,702
5.500%, 05/01/34	450,554	509,223
5.500%, 06/01/34	581,369	657,296
5.500%, 07/01/34	168,155	188,576
5.500%, 09/01/34	689,859	778,756
5.500%, 10/01/34	755,812	850,104
5.500%, 11/01/34	951,179	1,063,528
5.500%, 12/01/34	455,144	508,342
5.500%, 01/01/35	466,241	527,225
5.500%, 02/01/35	29,206	32,593
5.500%, 04/01/35	88,488	100,021
5.500%, 07/01/35	45,744	51,545
5.500%, 08/01/35	18,664	20,827
5.500%, 09/01/35	286,646	324,971
6.000%, 02/01/32	167,956	191,541
6.000%, 03/01/34	27,673	31,470
6.000%, 04/01/34	269,942	306,534
6.000%, 06/01/34	334,908	381,777
6.000%, 07/01/34	315,739	359,582
6.000%, 08/01/34	499,888	567,313

MSF-139

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 10/01/34	258,342	$292,053
6.000%, 11/01/34	38,841	43,868
6.000%, 12/01/34	9,261	10,442
6.000%, 08/01/35	76,713	87,473
6.000%, 09/01/35	90,610	103,193
6.000%, 10/01/35	146,360	167,476
6.000%, 11/01/35	34,654	39,486
6.000%, 12/01/35	141,948	161,348
6.000%, 02/01/36	171,262	195,587
6.000%, 04/01/36	182,428	208,425
6.000%, 06/01/36	48,522	54,882
6.000%, 07/01/37	185,620	211,559
6.500%, 06/01/31	48,698	55,632
6.500%, 07/01/31	10,668	12,187
6.500%, 08/01/31	14,945	17,073
6.500%, 09/01/31	43,745	49,973
6.500%, 02/01/32	34,950	40,820
6.500%, 07/01/32	135,997	159,666
6.500%, 08/01/32	111,499	127,374
6.500%, 01/01/33	59,205	70,845
6.500%, 04/01/34	68,041	79,752
6.500%, 06/01/34	35,528	40,586
6.500%, 08/01/34	35,735	40,822
6.500%, 04/01/36	26,399	30,158
6.500%, 05/01/36	111,621	135,344
6.500%, 02/01/37	163,343	191,174
6.500%, 05/01/37	112,563	131,084
6.500%, 07/01/37	78,557	89,742
Fannie Mae Pool
2.410%, 05/01/23	96,001	97,273
2.550%, 05/01/23	154,383	157,823
3.800%, 02/01/18	135,318	142,365
3.854%, 07/01/18	174,855	185,740
3.910%, 02/01/18	196,232	206,545
4.600%, 09/01/19	130,771	144,039
5.370%, 05/01/18	612,901	675,752
5.439%, 11/01/15	82,521	82,333
5.663%, 02/01/16	121,389	121,516
5.733%, 07/01/16	225,537	228,501
Fannie Mae-ACES
2.578%, 09/25/18	500,000	517,822
Freddie Mac 15 Yr. Gold Pool
3.000%, TBA (c)	2,660,000	2,767,230
4.500%, 05/01/18	18,556	19,222
4.500%, 08/01/18	36,271	37,572
4.500%, 11/01/18	50,958	52,810
4.500%, 01/01/19	100,390	104,036
4.500%, 08/01/19	6,232	6,467
4.500%, 02/01/20	43,515	45,362
4.500%, 08/01/24	394,431	421,508
5.000%, 12/01/17	1,101	1,145
5.000%, 05/01/18	17,960	18,673
5.000%, 09/01/18	54,805	56,981
5.500%, 01/01/19	19,654	20,463
5.500%, 04/01/19	10,916	11,365

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
5.500%, 06/01/19	8,617	$9,016
5.500%, 07/01/19	6,584	6,855
5.500%, 08/01/19	6,722	7,065
5.500%, 02/01/20	5,497	5,786
6.000%, 04/01/16	931	936
6.000%, 04/01/17	7,123	7,310
6.000%, 07/01/17	3,893	3,977
6.000%, 10/01/17	7,408	7,585
6.000%, 08/01/19	60,317	63,230
6.000%, 09/01/19	11,229	11,536
6.000%, 11/01/19	20,112	21,092
6.000%, 05/01/21	30,599	32,651
6.000%, 10/01/21	53,427	57,164
Freddie Mac 20 Yr. Gold Pool
5.500%, 10/01/24	69,433	76,923
5.500%, 06/01/25	124,881	138,343
5.500%, 07/01/25	70,881	78,524
5.500%, 08/01/25	100,932	111,814
6.000%, 02/01/23	100,984	113,511
6.000%, 12/01/25	44,947	50,532
6.000%, 02/01/26	37,243	41,824
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	725,099	735,435
3.000%, 04/01/43	1,698,231	1,725,642
3.000%, 05/01/43	1,450,376	1,472,655
3.500%, 02/01/42	837,801	876,533
3.500%, 04/01/42	461,123	484,726
3.500%, 12/01/42	1,269,760	1,329,975
3.500%, 04/01/43	354,777	371,594
3.500%, 07/01/43	492,670	513,867
3.500%, 08/01/43	842,234	877,975
3.500%, TBA (c)	950,000	984,178
4.000%, 11/01/40	1,130,048	1,206,917
4.000%, 01/01/41	1,667,105	1,780,648
4.000%, 11/01/43	734,861	783,051
4.000%, 04/01/44	952,725	1,016,606
4.000%, 09/01/44	2,495,312	2,658,945
4.000%, TBA (c)	850,000	901,242
4.500%, 04/01/35	77,132	83,735
4.500%, 07/01/39	422,068	458,860
4.500%, 09/01/39	216,171	235,151
4.500%, 10/01/39	130,064	141,379
5.000%, 09/01/33	311,695	345,574
5.000%, 03/01/34	74,904	83,289
5.000%, 04/01/34	54,658	60,358
5.000%, 08/01/35	81,003	89,156
5.000%, 10/01/35	161,417	178,605
5.000%, 11/01/35	148,917	163,354
5.000%, 12/01/36	92,396	101,712
5.000%, 07/01/39	694,221	760,684
5.500%, 12/01/33	339,610	382,793
5.500%, 01/01/34	230,491	256,938
5.500%, 04/01/34	52,466	59,138
5.500%, 11/01/34	48,706	54,134
5.500%, 12/01/34	68,101	75,467

MSF-140

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 05/01/35	37,303	$41,318
5.500%, 09/01/35	83,719	92,760
5.500%, 10/01/35	77,220	87,206
6.000%, 04/01/34	112,192	128,018
6.000%, 07/01/34	50,554	57,156
6.000%, 08/01/34	368,953	418,624
6.000%, 09/01/34	7,204	8,102
6.000%, 07/01/35	69,007	78,516
6.000%, 08/01/35	81,247	92,862
6.000%, 11/01/35	150,418	171,769
6.000%, 03/01/36	73,108	83,292
6.000%, 10/01/36	68,184	76,655
6.000%, 03/01/37	8,181	9,196
6.000%, 05/01/37	82,099	92,707
6.000%, 06/01/37	116,226	131,777
6.500%, 05/01/34	29,750	34,015
6.500%, 06/01/34	80,544	92,115
6.500%, 08/01/34	120,408	137,737
6.500%, 10/01/34	114,158	136,660
6.500%, 11/01/34	46,252	52,876
6.500%, 05/01/37	85,499	100,341
6.500%, 07/01/37	126,509	145,812
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
1.869%, 11/25/19	363,000	366,582
2.412%, 08/25/18	458,000	470,980
2.456%, 08/25/19	330,000	340,237
2.510%, 11/25/22	415,000	419,915
2.670%, 12/25/24	507,000	506,463
2.682%, 10/25/22	620,000	634,791
2.791%, 01/25/22	474,000	491,702
3.111%, 02/25/23	695,000	728,974
3.154%, 02/25/18	112,655	117,233
3.171%, 10/25/24	424,000	440,722
3.250%, 04/25/23 (d)	803,000	849,562
3.320%, 02/25/23 (d)	186,000	197,657
3.458%, 08/25/23 (d)	835,000	892,799
5.085%, 03/25/19	1,226,000	1,370,457
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/43	589,345	605,144
3.500%, 12/15/41	407,222	428,667
3.500%, 02/15/42	212,641	223,507
4.500%, 09/15/33	126,853	138,525
4.500%, 11/15/39	462,382	501,300
4.500%, 03/15/40	428,763	473,772
4.500%, 04/15/40	624,298	679,130
4.500%, 06/15/40	237,508	260,765
5.000%, 03/15/34	46,939	52,349
5.000%, 06/15/34	109,987	123,149
5.000%, 12/15/34	44,854	49,706
5.000%, 06/15/35	15,690	17,258
5.500%, 11/15/32	160,182	181,228
5.500%, 08/15/33	377,404	422,270
5.500%, 12/15/33	200,938	229,038
5.500%, 09/15/34	151,040	172,836
5.500%, 10/15/35	42,601	48,181
6.000%, 12/15/28	48,811	55,996
6.000%, 12/15/31	47,095	54,462

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.000%, 03/15/32	3,767	$4,232
6.000%, 10/15/32	186,911	215,917
6.000%, 01/15/33	80,092	91,148
6.000%, 02/15/33	2,334	2,674
6.000%, 04/15/33	209,475	242,067
6.000%, 08/15/33	1,597	1,818
6.000%, 07/15/34	142,290	163,078
6.000%, 09/15/34	44,150	49,604
6.000%, 01/15/38	202,255	230,466
Ginnie Mae II 30 Yr. Pool
3.000%, 06/20/43	781,600	801,945
3.000%, 07/20/43	576,768	591,781
3.500%, 06/20/43	1,151,877	1,210,242
3.500%, 07/20/43	1,834,439	1,927,390
4.000%, 01/20/41	1,501,377	1,613,427
4.000%, 02/20/41	376,351	404,381
4.000%, 04/20/41	281,482	302,404
4.000%, 02/20/42	400,526	429,604
4.000%, TBA (c)	200,000	213,082
4.500%, 07/20/33	25,920	28,090
4.500%, 09/20/33	16,275	17,638
4.500%, 12/20/34	12,875	13,933
4.500%, 03/20/35	65,325	70,817
4.500%, 01/20/41	400,843	436,667
5.000%, 07/20/33	55,274	61,307
6.000%, 01/20/35	59,165	67,550
6.000%, 02/20/35	29,065	33,339
6.000%, 04/20/35	47,337	54,714

		102,145,493

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	541,174

U.S. Treasury—11.8%
U.S. Treasury Bonds
2.875%, 05/15/43	18,040,900	17,983,115
4.500%, 02/15/36	293,000	384,189
4.500%, 08/15/39	6,003,000	7,830,943
5.000%, 05/15/37	232,000	325,295
5.250%, 02/15/29	16,000	21,479
5.375%, 02/15/31	276,000	383,043
6.250%, 08/15/23	80,000	105,798
8.500%, 02/15/20	1,104,000	1,443,394
U.S. Treasury Notes
0.750%, 06/30/17 (a)	26,286,000	26,358,208
0.875%, 12/31/16	2,152,000	2,162,788
1.000%, 06/30/19	16,589,000	16,507,349
2.500%, 08/15/23	2,324,000	2,429,124
2.625%, 02/29/16	800,000	808,172
2.750%, 02/15/19	2,524,100	2,664,897
3.125%, 05/15/19	6,086,000	6,518,045
3.125%, 05/15/21	3,504,000	3,799,559
3.500%, 05/15/20	7,140,000	7,827,318
3.750%, 11/15/18	2,067,000	2,244,121
4.750%, 08/15/17	2,444,000	2,631,152

		102,427,989

Total U.S. Treasury & Government Agencies (Cost $199,822,821)		205,114,656

MSF-141

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—12.5%

Security Description	Principal Amount*	Value

Agriculture—0.5%
Altria Group, Inc. 2.850%, 08/09/22	1,020,000	$996,564
BAT International Finance plc 3.250%, 06/07/22 (144A)	1,026,000	1,040,798
Imperial Tobacco Finance plc 2.950%, 07/21/20 (144A) (e)	828,000	832,920
Reynolds American, Inc. 4.450%, 06/12/25	1,823,000	1,907,505

		4,777,787

Auto Manufacturers—0.2%
Toyota Motor Credit Corp. 3.400%, 09/15/21	880,000	915,892
Volkswagen International Finance NV 2.375%, 03/22/17 (144A) (a)	857,000	844,490

		1,760,382

Banks—2.7%
Banco de Credito del Peru 5.375%, 09/16/20	835,000	895,287
Bank of America Corp.
4.100%, 07/24/23	1,270,000	1,319,517
4.125%, 01/22/24	1,973,000	2,062,558
5.490%, 03/15/19	196,000	215,309
7.625%, 06/01/19	710,000	835,619
Bank One Corp. 8.000%, 04/29/27	100,000	132,784
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	876,825
BNP Paribas S.A. 7.195%, 06/25/37 (144A) (d)	500,000	580,000
BPCE S.A. 12.500%, 09/30/19 (144A) (d)	922,000	1,206,667
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,385,384
Citigroup, Inc. 2.500%, 09/26/18	580,000	587,702
Credit Suisse AG 6.500%, 08/08/23 (144A)	830,000	893,288
Discover Bank 4.200%, 08/08/23	510,000	525,116
Goldman Sachs Group, Inc. (The) 5.625%, 01/15/17	1,351,000	1,418,862
ING Bank NV 5.800%, 09/25/23 (144A)	1,076,000	1,166,590
JPMorgan Chase & Co. 6.300%, 04/23/19	1,210,000	1,375,792
KFW 4.875%, 06/17/19	1,290,000	1,455,036
Morgan Stanley
3.875%, 04/29/24	1,081,000	1,104,145
4.000%, 07/23/25	396,000	404,709
6.625%, 04/01/18	1,343,000	1,495,476
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,137,394

Banks—(Continued)
Santander U.S. Debt S.A. 3.781%, 10/07/15 (144A)	500,000	$500,080
Swedbank AB 2.125%, 09/29/17 (144A)	231,000	233,585
U.S. Bancorp 3.700%, 01/30/24	785,000	821,823
Wells Fargo & Co. 5.900%, 06/15/24 (d)	594,000	594,000

		23,223,548

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,473,365
Diageo Capital plc 2.625%, 04/29/23	1,020,000	982,775

		2,456,140

Biotechnology—0.3%
Celgene Corp. 2.875%, 08/15/20	504,000	508,573
Gilead Sciences, Inc.
3.500%, 02/01/25	1,880,000	1,893,355
3.700%, 04/01/24	312,000	319,259

		2,721,187

Commercial Services—0.2%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,386,538

Computers—0.0%
Apple, Inc. 3.850%, 05/04/43	370,000	337,435

Diversified Financial Services—0.2%
General Electric Capital Corp.
0.903%, 01/09/20 (d)	1,265,000	1,266,045
3.100%, 01/09/23	481,000	491,807

		1,757,852

Electric—0.9%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	440,000	453,353
Midamerican Funding LLC 6.927%, 03/01/29	699,000	927,785
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	795,000	980,333
Pacific Gas & Electric Co. 4.600%, 06/15/43	880,000	905,867
PPL Capital Funding, Inc.
3.400%, 06/01/23	880,000	881,317
5.000%, 03/15/44	296,000	309,553
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,080,889

MSF-142

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
PSEG Power LLC 5.320%, 09/15/16 (a)	989,000	$1,025,934
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A) (e)	778,000	790,527
W3A Funding Corp. 8.090%, 01/02/17	249,881	250,181

		7,605,739

Engineering & Construction—0.0%
ABB Finance USA, Inc. 2.875%, 05/08/22	309,000	306,231

Food—0.1%
J.M. Smucker Co. (The) 3.500%, 03/15/25 (144A) (e)	580,000	576,392
Kraft Foods Group, Inc. 3.500%, 06/06/22	412,000	420,341
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	252,365

		1,249,098

Healthcare-Products—0.5%
Becton Dickinson & Co.
2.675%, 12/15/19	596,000	602,666
6.375%, 08/01/19	1,110,000	1,268,855
Medtronic, Inc. 4.375%, 03/15/35	1,010,000	1,021,002
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	1,222,000	1,196,609

		4,089,132

Healthcare-Services—0.4%
Anthem, Inc. 3.300%, 01/15/23	600,000	593,752
Laboratory Corp. of America Holdings 3.200%, 02/01/22	850,000	846,045
Roche Holdings, Inc. 6.000%, 03/01/19 (144A)	577,000	655,948
UnitedHealth Group, Inc. 3.750%, 07/15/25	1,303,000	1,346,829

		3,442,574

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A)	1,070,000	1,108,820

Insurance—0.7%
ACE INA Holdings, Inc. 2.700%, 03/13/23	1,000,000	970,009
American International Group, Inc.
4.125%, 02/15/24	750,000	787,934
4.875%, 06/01/22	1,770,000	1,953,110
Liberty Mutual Group, Inc. 4.250%, 06/15/23 (144A)	578,000	597,783

Insurance—(Continued)
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	920,000	1,014,747
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (d)	491,000	498,611

		5,822,194

Internet—0.1%
Baidu, Inc. 3.500%, 11/28/22	1,110,000	1,083,802

Machinery-Construction & Mining—0.1%
Atlas Copco AB 5.600%, 05/22/17 (144A)	910,000	966,174

Media—0.5%
21st Century Fox America, Inc. 8.500%, 02/23/25	722,000	944,754
CCO Safari II LLC 4.908%, 07/23/25 (144A)	523,000	520,491
Comcast Corp. 2.850%, 01/15/23 (a)	990,000	986,303
Grupo Televisa S.A.B. 5.000%, 05/13/45	318,000	287,275
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,438,245

		4,177,068

Mining—0.1%
Freeport-McMoRan, Inc. 3.875%, 03/15/23	1,010,000	751,188

Miscellaneous Manufacturing—0.1%
General Electric Co. 2.700%, 10/09/22	800,000	802,019

Multi-National—0.1%
Asian Development Bank 1.125%, 03/15/17	574,000	578,091

Oil & Gas—1.4%
Anadarko Petroleum Corp. 6.375%, 09/15/17	536,000	578,414
Apache Corp.
3.250%, 04/15/22	421,000	409,876
4.750%, 04/15/43	321,000	289,659
BP Capital Markets plc
4.500%, 10/01/20	306,000	336,403
4.742%, 03/11/21	847,000	937,025
Chevron Corp. 0.491%, 11/15/17 (d)	1,696,000	1,690,832
CNOOC Finance, Ltd. 3.875%, 05/02/22 (144A) (a)	1,010,000	1,019,359
Petro-Canada 6.050%, 05/15/18	1,664,000	1,829,010
Petroleos Mexicanos
3.125%, 01/23/19	352,000	344,520
8.000%, 05/03/19	759,000	859,112

MSF-143

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. 5.832%, 09/30/16 (144A)	208,744	$213,877
Statoil ASA
3.700%, 03/01/24	922,000	947,537
7.750%, 06/15/23	100,000	127,983
Total Capital International S.A.
1.550%, 06/28/17	1,239,000	1,248,073
3.750%, 04/10/24 (a)	910,000	939,574

		11,771,254

Pharmaceuticals—0.6%
AbbVie, Inc.
1.200%, 11/06/15	1,850,000	1,850,792
3.600%, 05/14/25	584,000	575,980
Actavis Funding SCS
3.800%, 03/15/25	463,000	447,276
4.850%, 06/15/44	537,000	489,436
Express Scripts Holding Co. 2.650%, 02/15/17	1,280,000	1,301,073
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	572,000	578,943

		5,243,500

Pipelines—0.7%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	1,228,000	1,165,385
Energy Transfer Partners L.P.
3.600%, 02/01/23	558,000	502,346
4.900%, 02/01/24	450,000	429,039
Enterprise Products Operating LLC 6.500%, 01/31/19	908,000	1,018,369
Kinder Morgan Energy Partners L.P.
4.150%, 02/01/24	691,000	626,680
7.750%, 03/15/32	625,000	643,598
Spectra Energy Capital LLC 8.000%, 10/01/19	1,253,000	1,464,039

		5,849,456

Real Estate Investment Trusts—0.1%
HCP, Inc. 5.375%, 02/01/21	734,000	812,978

Retail—0.7%
CVS Health Corp. 3.875%, 07/20/25	1,235,000	1,273,048
Gap, Inc. (The) 5.950%, 04/12/21	620,000	671,131
Home Depot, Inc. (The)
3.750%, 02/15/24	600,000	636,704
5.950%, 04/01/41	278,000	350,201
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	2,113,981
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	836,000	847,022
4.500%, 11/18/34	426,000	403,834

		6,295,921

Sovereign—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,767,727

Telecommunications—0.7%
AT&T, Inc.
3.000%, 06/30/22	838,000	817,556
3.400%, 05/15/25	838,000	799,868
Crown Castle Towers LLC
4.883%, 08/15/20 (144A)	370,000	399,664
6.113%, 01/15/20 (144A)	711,000	801,246
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,677,982
Verizon Communications, Inc. 6.400%, 09/15/33	1,271,000	1,456,052

		5,952,368

Total Corporate Bonds & Notes (Cost $104,655,385)		108,096,203

Mortgage-Backed Securities—1.9%

Collateralized Mortgage Obligations—0.0%
BlackRock Capital Finance L.P. 7.750%, 09/25/26 (144A) (e)	32,581	1,408

Commercial Mortgage-Backed Securities—1.9%
Commercial Mortgage Pass-Through Certificates 3.708%, 07/10/48	1,300,833	1,358,894
Commercial Mortgage Trust 5.475%, 03/10/39	3,025,000	3,132,615
Credit Suisse Commercial Mortgage Trust 5.695%, 09/15/40 (d)	1,735,738	1,828,808
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	759,759
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (e)	33,618	36,846
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,415,337
JPMBB Commercial Mortgage Securities Trust 3.494%, 01/15/48	1,590,000	1,640,464
JPMorgan Chase Commercial Mortgage Securities Trust
5.475%, 04/15/43 (d)	109,528	110,265
5.961%, 06/15/49 (d)	2,207,157	2,289,358
Morgan Stanley Capital I, Inc. 1.127%, 11/15/30 (144A) (d) (f)	1,428,070	25,857
Wachovia Bank Commercial Mortgage Trust
5.901%, 06/15/49 (d)	1,131,867	1,186,415
6.150%, 02/15/51 (d)	1,438,196	1,502,674
Wells Fargo Commercial Mortgage Trust
3.540%, 05/15/48	1,410,327	1,451,108

		16,738,400

Total Mortgage-Backed Securities (Cost $14,367,548)		16,739,808

MSF-144

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—0.8%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.1%
Ford Credit Auto Owner Trust
2.260%, 11/15/25 (144A)	550,000	$558,197
2.310%, 04/15/26 (144A)	425,000	431,057

		989,254

Asset-Backed - Home Equity—0.2%
Bayview Financial Revolving Asset Trust 1.794%, 12/28/40 (144A) (d) (e)	829,181	519,096
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	299,595	293,067
Home Equity Loan Trust 5.320%, 12/25/35 (d)	679,546	554,533

		1,366,696

Asset-Backed - Other—0.5%
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	986,801
Cent CLO, Ltd. 1.597%, 01/30/25 (144A) (d) (e)	831,000	823,923
Dryden XXVI Senior Loan Fund 1.389%, 07/15/25 (144A) (d) (e)	1,068,000	1,048,026
Small Business Administration Participation Certificates
4.350%, 07/01/23	282,183	298,981
4.770%, 04/01/24	17,540	18,791
4.950%, 03/01/25	94,133	102,052
4.990%, 09/01/24	52,660	57,216
5.110%, 08/01/25	160,966	175,616
5.180%, 05/01/24	30,629	33,198
5.520%, 06/01/24	75,624	83,169
Voya CLO, Ltd. 1.445%, 04/25/25 (144A) (d) (e)	970,000	955,487

		4,583,260

Total Asset-Backed Securities (Cost $7,323,450)		6,939,210

Municipals—0.2%
New Jersey State Turnpike Authority 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,460,214

Foreign Government—0.1%

Sovereign—0.1%
Iceland Government International Bond 4.875%, 06/16/16 (144A)	313,000	319,814
Mexico Government International Bond 4.750%, 03/08/44	909,000	829,462
Peruvian Government International Bond 7.350%, 07/21/25	103,000	128,493

Total Foreign Government (Cost $1,338,426)		1,277,769

Convertible Preferred Stocks—0.1%
Security Description	Shares/ Principal Amount*	Value

Diversified Telecommunication Services—0.0%
Frontier Communications Corp.
11.125%, 06/29/18	5,416	$504,500

Pharmaceuticals—0.1%
Allergan plc
5.500%, 03/01/18	813	767,033

Total Convertible Preferred Stocks (Cost $1,364,968)		1,271,533

Short-Term Investments—7.1%

Mutual Fund—5.5%
State Street Navigator Securities Lending MET Portfolio (g)	47,963,059	47,963,059

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $14,019,998 on 10/01/15, collateralized by $14,055,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $14,300,963.	14,019,998	14,019,998

Total Short-Term Investments (Cost $61,983,057)		61,983,057

Total Investments—106.0% (Cost $819,452,014) (h)		919,701,657
Other assets and liabilities (net)—(6.0)%		(52,409,623)

Net Assets—100.0%		$867,292,034

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $58,506,514 and the collateral received consisted of cash in the amount of $47,963,059 and non-cash collateral with a value of $11,963,820. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(e)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an

MSF-145

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $5,584,625, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Interest only security.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(h)	As of September 30, 2015, the aggregate cost of investments was $819,452,014. The aggregate unrealized appreciation and depreciation of investments were $125,083,504 and $(24,833,861), respectively, resulting in net unrealized appreciation of $100,249,643.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $26,602,662, which is 3.1% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Bayview Financial Revolving Asset Trust	03/01/06	$829,181	$829,181	$519,096
BlackRock Capital Finance L.P.	05/01/06	32,581	31,397	1,408
Cent CLO, Ltd.	09/26/14	831,000	825,806	823,923
Dryden XXVI Senior Loan Fund	09/26/14	1,068,000	1,052,301	1,048,026
General Electric Capital Assurance Co.	09/23/03	33,618	33,785	36,846
Imperial Tobacco Finance plc	07/21/15	828,000	819,359	832,920
J.M. Smucker Co. (The)	03/12/15	580,000	579,862	576,392
State Grid Overseas Investment, Ltd.	05/07/14	778,000	772,725	790,527
Voya CLO, Ltd.	09/26/14	970,000	958,360	955,487

				$5,584,625

MSF-146

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$25,399,236	$—	$—	$25,399,236
Air Freight & Logistics	3,860,753	—	—	3,860,753
Auto Components	8,902,179	—	—	8,902,179
Automobiles	746,958	3,497,038	—	4,243,996
Banks	49,031,481	4,043,955	—	53,075,436
Beverages	1,068,115	3,628,877	—	4,696,992
Building Products	577,687	—	—	577,687
Capital Markets	23,024,102	—	—	23,024,102
Chemicals	14,894,952	—	—	14,894,952
Commercial Services & Supplies	2,819,875	—	—	2,819,875
Communications Equipment	4,852,680	—	—	4,852,680
Consumer Finance	5,641,840	—	—	5,641,840
Containers & Packaging	843,859	—	—	843,859
Distributors	1,081,395	—	—	1,081,395
Diversified Financial Services	1,867,544	—	—	1,867,544
Diversified Telecommunication Services	11,940,450	1,621,272	—	13,561,722
Electric Utilities	12,532,666	—	—	12,532,666
Electrical Equipment	2,369,804	—	—	2,369,804
Energy Equipment & Services	3,500,479	—	—	3,500,479
Food & Staples Retailing	11,297,914	—	—	11,297,914
Food Products	11,188,504	7,871,988	—	19,060,492
Health Care Equipment & Supplies	15,172,816	—	—	15,172,816
Health Care Providers & Services	5,556,307	—	—	5,556,307
Hotels, Restaurants & Leisure	6,263,655	—	—	6,263,655
Household Durables	390,548	—	—	390,548
Household Products	2,060,671	1,108,315	—	3,168,986
Independent Power and Renewable Electricity Producers	555,405	—	—	555,405
Industrial Conglomerates	14,620,682	1,322,191	—	15,942,873
Insurance	28,803,228	3,526,705	—	32,329,933
Internet & Catalog Retail	2,703,291	—	—	2,703,291
Internet Software & Services	1,207,158	—	—	1,207,158
IT Services	19,157,941	—	—	19,157,941
Leisure Products	1,360,344	—	—	1,360,344
Life Sciences Tools & Services	5,121,453	—	—	5,121,453
Machinery	9,781,103	—	—	9,781,103
Media	24,192,299	—	—	24,192,299
Metals & Mining	—	1,218,322	—	1,218,322
Multi-Utilities	1,636,144	1,278,031	—	2,914,175

MSF-147

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multiline Retail	$12,643,714	$—	$—	$12,643,714
Oil, Gas & Consumable Fuels	26,375,706	1,850,480	—	28,226,186
Pharmaceuticals	41,202,957	2,206,514	—	43,409,471
Professional Services	351,792	—	—	351,792
Real Estate Investment Trusts	3,979,004	—	—	3,979,004
Road & Rail	2,876,825	—	—	2,876,825
Semiconductors & Semiconductor Equipment	13,916,450	—	—	13,916,450
Software	10,547,545	—	—	10,547,545
Specialty Retail	4,572,400	—	—	4,572,400
Technology Hardware, Storage & Peripherals	8,088,168	—	—	8,088,168
Tobacco	19,713,547	2,606,310	—	22,319,857
Wireless Telecommunication Services	—	745,583	—	745,583
Total Common Stocks	480,293,626	36,525,581	—	516,819,207
Total U.S. Treasury & Government Agencies*	—	205,114,656	—	205,114,656
Total Corporate Bonds & Notes*	—	108,096,203	—	108,096,203
Total Mortgage-Backed Securities*	—	16,739,808	—	16,739,808
Total Asset-Backed Securities*	—	6,939,210	—	6,939,210
Total Municipals	—	1,460,214	—	1,460,214
Total Foreign Government*	—	1,277,769	—	1,277,769
Total Convertible Preferred Stocks*	1,271,533	—	—	1,271,533
Short-Term Investments
Mutual Fund	47,963,059	—	—	47,963,059
Repurchase Agreement	—	14,019,998	—	14,019,998
Total Short-Term Investments	47,963,059	14,019,998	—	61,983,057
Total Investments	$529,528,218	$390,173,439	$—	$919,701,657

Collateral for securities loaned (Liability)	$—	$(47,963,059)	$—	$(47,963,059)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $30,879 were due to the application of a systematic fair valuation model factor.

MSF-148

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.8%
Honeywell International, Inc.	597,423	$56,569,984
Lockheed Martin Corp.	291,867	60,506,948
Northrop Grumman Corp.	172,688	28,657,574
United Technologies Corp.	623,049	55,445,130

		201,179,636

Air Freight & Logistics—1.4%
United Parcel Service, Inc. - Class B	432,943	42,727,145

Auto Components—1.7%
Delphi Automotive plc	312,767	23,782,803
Johnson Controls, Inc.	633,313	26,193,825

		49,976,628

Banks—11.3%
Citigroup, Inc.	270,071	13,398,222
JPMorgan Chase & Co.	2,233,230	136,160,033
PNC Financial Services Group, Inc. (The)	327,990	29,256,708
U.S. Bancorp	1,377,506	56,491,521
Wells Fargo & Co.	1,926,330	98,917,046

		334,223,530

Beverages—1.4%
Diageo plc	1,482,041	39,882,428

Capital Markets—5.9%
Bank of New York Mellon Corp. (The)	973,715	38,120,942
BlackRock, Inc.	87,581	26,052,720
Franklin Resources, Inc.	779,766	29,054,081
Goldman Sachs Group, Inc. (The)	318,914	55,414,497
State Street Corp.	390,426	26,240,532

		174,882,772

Chemicals—2.5%
E.I. du Pont de Nemours & Co.	150,249	7,242,002
Monsanto Co.	126,013	10,753,949
PPG Industries, Inc.	629,174	55,172,268

		73,168,219

Commercial Services & Supplies—1.2%
Tyco International plc	1,023,183	34,235,703

Consumer Finance—1.1%
American Express Co.	438,126	32,478,280

Containers & Packaging—0.5%
Crown Holdings, Inc. (a)	310,859	14,221,799

Diversified Financial Services—1.1%
McGraw Hill Financial, Inc.	61,805	5,346,132
Nasdaq, Inc.	495,821	26,442,134

		31,788,266

Diversified Telecommunication Services—1.9%
AT&T, Inc.	182,628	$5,950,020
Verizon Communications, Inc.	1,129,839	49,159,295

		55,109,315

Electric Utilities—0.8%
Duke Energy Corp.	326,213	23,467,763

Electrical Equipment—0.8%
Eaton Corp. plc	451,976	23,186,369

Energy Equipment & Services—1.3%
Baker Hughes, Inc.	47,704	2,482,516
National Oilwell Varco, Inc. (b)	395,152	14,877,473
Schlumberger, Ltd.	320,328	22,093,022

		39,453,011

Food & Staples Retailing—1.8%
CVS Health Corp.	551,718	53,229,753

Food Products—4.4%
Archer-Daniels-Midland Co.	204,914	8,493,685
Danone S.A.	346,805	21,933,327
General Mills, Inc. (b)	821,880	46,132,124
Kellogg Co.	27,506	1,830,524
Nestle S.A.	680,456	51,242,761

		129,632,421

Health Care Equipment & Supplies—3.6%
Abbott Laboratories	786,687	31,640,551
Medtronic plc	821,189	54,970,391
St. Jude Medical, Inc.	332,930	21,004,554

		107,615,496

Health Care Providers & Services—1.1%
Express Scripts Holding Co. (a) (b)	395,552	32,023,890

Hotels, Restaurants & Leisure—0.5%
McDonald’s Corp.	159,181	15,684,104

Household Durables—0.2%
Newell Rubbermaid, Inc.	165,787	6,583,402

Household Products—0.5%
Procter & Gamble Co. (The)	186,119	13,389,401

Industrial Conglomerates—3.3%
3M Co.	401,116	56,866,215
Danaher Corp.	483,340	41,185,402

		98,051,617

Insurance—7.8%
ACE, Ltd. (b)	314,368	32,505,651
Aon plc	393,005	34,824,173
Chubb Corp. (The)	390,194	47,857,294
Prudential Financial, Inc.	555,396	42,326,729

MSF-149

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Travelers Cos., Inc. (The)	724,778	$72,137,155

		229,651,002

IT Services—5.7%
Accenture plc - Class A	858,081	84,315,039
Fidelity National Information Services, Inc.	310,182	20,807,008
Fiserv, Inc. (a)	269,737	23,361,922
International Business Machines Corp.	270,934	39,277,302

		167,761,271

Leisure Products—0.3%
Hasbro, Inc. (b)	121,934	8,796,319

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc.	271,454	33,193,395

Machinery—2.3%
Caterpillar, Inc.	91,095	5,953,969
Deere & Co. (b)	104,871	7,760,454
Illinois Tool Works, Inc.	234,018	19,262,021
Parker-Hannifin Corp.	72,692	7,072,932
Pentair plc	248,576	12,687,319
Stanley Black & Decker, Inc.	153,117	14,849,287

		67,585,982

Media—4.3%
Comcast Corp. - Special Class A (b)	646,409	37,000,451
Omnicom Group, Inc. (b)	520,485	34,299,962
Time Warner, Inc.	368,821	25,356,444
Time, Inc.	34,527	657,739
Viacom, Inc. - Class B	289,374	12,486,488
Walt Disney Co. (The) (b)	179,824	18,378,013

		128,179,097

Multiline Retail—1.3%
Kohl’s Corp. (b)	83,820	3,881,704
Target Corp.	444,949	34,999,689

		38,881,393

Oil, Gas & Consumable Fuels—4.1%
Chevron Corp.	414,599	32,703,569
EOG Resources, Inc.	162,839	11,854,679
Exxon Mobil Corp.	657,697	48,899,772
Occidental Petroleum Corp.	427,961	28,309,620

		121,767,640

Pharmaceuticals—8.0%
Johnson & Johnson	1,073,584	100,219,066
Merck & Co., Inc.	839,666	41,471,104
Novartis AG	108,570	10,000,898
Pfizer, Inc.	2,478,802	77,859,171
Roche Holding AG	31,146	8,233,570

		237,783,809

Professional Services—0.2%
Equifax, Inc.	60,994	5,927,397

Road & Rail—1.0%
Canadian National Railway Co.	279,066	15,839,786
Union Pacific Corp.	146,592	12,960,199

		28,799,985

Semiconductors & Semiconductor Equipment—1.6%
Analog Devices, Inc.	114,751	6,473,104
NVIDIA Corp. (b)	155,837	3,841,382
Texas Instruments, Inc.	740,164	36,652,921

		46,967,407

Software—0.9%
Oracle Corp.	727,380	26,272,966

Specialty Retail—0.6%
Advance Auto Parts, Inc.	64,226	12,172,754
Bed Bath & Beyond, Inc. (a) (b)	112,557	6,418,000

		18,590,754

Tobacco—4.3%
Altria Group, Inc.	358,304	19,491,738
Imperial Tobacco Group plc	110,799	5,734,755
Philip Morris International, Inc.	1,212,019	96,149,467
Reynolds American, Inc.	133,502	5,910,133

		127,286,093

Wireless Telecommunication Services—0.4%
Vodafone Group plc	3,998,910	12,644,706

Total Common Stocks (Cost $2,368,702,443)		2,926,280,164

Short-Term Investments—2.4%

Mutual Fund—1.6%
State Street Navigator Securities Lending MET Portfolio (c)	45,799,514	45,799,514

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $25,100,369 on 10/01/15, collateralized by $25,165,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $25,605,388.	25,100,369	25,100,369

Total Short-Term Investments (Cost $70,899,883)		70,899,883

Total Investments—101.4% (Cost $2,439,602,326) (d)		2,997,180,047
Other assets and liabilities (net)—(1.4)%		(41,819,225)

Net Assets—100.0%		$2,955,360,822

MSF-150

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $82,306,142 and the collateral received consisted of cash in the amount of $45,799,514 and non-cash collateral with a value of $37,626,838. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $2,439,602,326. The aggregate unrealized appreciation and depreciation of investments were $647,510,151 and $(89,932,430), respectively, resulting in net unrealized appreciation of $557,577,721.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$201,179,636	$—	$—	$201,179,636
Air Freight & Logistics	42,727,145	—	—	42,727,145
Auto Components	49,976,628	—	—	49,976,628
Banks	334,223,530	—	—	334,223,530
Beverages	—	39,882,428	—	39,882,428
Capital Markets	174,882,772	—	—	174,882,772
Chemicals	73,168,219	—	—	73,168,219
Commercial Services & Supplies	34,235,703	—	—	34,235,703
Consumer Finance	32,478,280	—	—	32,478,280
Containers & Packaging	14,221,799	—	—	14,221,799
Diversified Financial Services	31,788,266	—	—	31,788,266
Diversified Telecommunication Services	55,109,315	—	—	55,109,315
Electric Utilities	23,467,763	—	—	23,467,763
Electrical Equipment	23,186,369	—	—	23,186,369
Energy Equipment & Services	39,453,011	—	—	39,453,011
Food & Staples Retailing	53,229,753	—	—	53,229,753
Food Products	56,456,333	73,176,088	—	129,632,421
Health Care Equipment & Supplies	107,615,496	—	—	107,615,496
Health Care Providers & Services	32,023,890	—	—	32,023,890
Hotels, Restaurants & Leisure	15,684,104	—	—	15,684,104
Household Durables	6,583,402	—	—	6,583,402
Household Products	13,389,401	—	—	13,389,401
Industrial Conglomerates	98,051,617	—	—	98,051,617
Insurance	229,651,002	—	—	229,651,002
IT Services	167,761,271	—	—	167,761,271

MSF-151

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$8,796,319	$—	$—	$8,796,319
Life Sciences Tools & Services	33,193,395	—	—	33,193,395
Machinery	67,585,982	—	—	67,585,982
Media	128,179,097	—	—	128,179,097
Multiline Retail	38,881,393	—	—	38,881,393
Oil, Gas & Consumable Fuels	121,767,640	—	—	121,767,640
Pharmaceuticals	219,549,341	18,234,468	—	237,783,809
Professional Services	5,927,397	—	—	5,927,397
Road & Rail	28,799,985	—	—	28,799,985
Semiconductors & Semiconductor Equipment	46,967,407	—	—	46,967,407
Software	26,272,966	—	—	26,272,966
Specialty Retail	18,590,754	—	—	18,590,754
Tobacco	121,551,338	5,734,755	—	127,286,093
Wireless Telecommunication Services	—	12,644,706	—	12,644,706
Total Common Stocks	2,776,607,719	149,672,445	—	2,926,280,164
Short-Term Investments
Mutual Fund	45,799,514	—	—	45,799,514
Repurchase Agreement	—	25,100,369	—	25,100,369
Total Short-Term Investments	45,799,514	25,100,369	—	70,899,883
Total Investments	$2,822,407,233	$174,772,814	$—	$2,997,180,047

Collateral for securities loaned (Liability)	$—	$(45,799,514)	$—	$(45,799,514)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain	Change in Unrealized Depreciation	Sales	Balance as of September 30, 2015	Change in Unrealized Appreciation/(Depreciation) from Investments Still Held at September 30, 2015
Common Stocks
Real Estate Management & Development	$6,471,443	$3,630,742	$(2,798,267)	$(7,303,918)	$—	$—

MSF-152

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Australia—6.1%
AGL Energy, Ltd.	49,491	$556,633
Alumina, Ltd.	191,453	151,791
Amcor, Ltd.	95,202	884,870
AMP, Ltd.	234,994	920,981
APA Group	78,818	474,688
Aristocrat Leisure, Ltd.	41,217	251,347
Asciano, Ltd.	86,457	510,694
ASX, Ltd.	16,055	428,446
Aurizon Holdings, Ltd.	157,842	558,636
Australia & New Zealand Banking Group, Ltd.	210,096	4,026,801
Bank of Queensland, Ltd.	24,917	203,840
Bendigo and Adelaide Bank, Ltd.	35,779	249,887
BHP Billiton, Ltd.	245,062	3,866,974
Boral, Ltd.	61,162	226,778
Brambles, Ltd.	129,540	888,590
Caltex Australia, Ltd.	19,432	430,233
CIMIC Group, Ltd.	8,428	139,443
Coca-Cola Amatil, Ltd.	42,510	269,491
Cochlear, Ltd.	5,478	321,631
Commonwealth Bank of Australia	129,440	6,663,439
Computershare, Ltd.	41,806	311,889
Crown Resorts, Ltd.	29,464	205,408
CSL, Ltd.	35,655	2,247,775
Dexus Property Group (REIT)	89,812	451,795
Federation Centres, Ltd. (REIT)	252,185	487,402
Fortescue Metals Group, Ltd. (a)	100,245	128,884
Goodman Group (REIT)	139,425	574,481
GPT Group (The) (REIT)	161,365	513,401
Healthscope, Ltd.	84,711	151,984
Iluka Resources, Ltd.	29,031	127,056
Incitec Pivot, Ltd.	152,808	419,748
Insurance Australia Group, Ltd. (a)	184,566	631,672
Lend Lease Group	37,629	332,698
Macquarie Group, Ltd.	22,297	1,212,780
Medibank Private, Ltd.	199,900	340,162
Mirvac Group (REIT)	298,553	361,648
National Australia Bank, Ltd.	199,510	4,235,835
Newcrest Mining, Ltd. (b)	54,807	496,294
Orica, Ltd. (a)	26,176	277,406
Origin Energy, Ltd.	78,717	375,104
QBE Insurance Group, Ltd.	108,452	985,095
Ramsay Health Care, Ltd.	10,616	437,218
Rio Tinto, Ltd.	31,918	1,097,352
Santos, Ltd. (a)	67,710	190,245
Scentre Group (REIT)	398,014	1,093,011
Seek, Ltd. (a)	22,233	188,740
Sonic Healthcare, Ltd.	32,696	419,958
South32, Ltd. (a) (b)	393,402	380,365
Stockland (REIT)	205,214	556,113
Suncorp Group, Ltd.	107,248	924,536
Sydney Airport	80,467	337,559
Tabcorp Holdings, Ltd.	54,472	179,209
Tatts Group, Ltd.	123,533	327,215
Telstra Corp., Ltd.	317,665	1,254,684
TPG Telecom, Ltd.	21,838	167,012
Transurban Group	141,082	987,162
Treasury Wine Estates, Ltd.	46,412	214,636

Australia—(Continued)
Wesfarmers, Ltd.	85,915	2,377,308
Westfield Corp. (REIT)	162,145	1,138,069
Westpac Banking Corp.	237,931	5,004,201
Woodside Petroleum, Ltd.	60,229	1,232,081
Woolworths, Ltd. (a)	97,026	1,697,491

		57,097,875

Austria—0.2%
Andritz AG	5,184	233,661
Erste Group Bank AG (b)	22,499	653,405
OMV AG	13,980	339,488
Voestalpine AG	9,525	327,394

		1,553,948

Belgium—1.3%
Ageas	15,573	638,599
Anheuser-Busch InBev S.A.	61,177	6,491,171
Colruyt S.A.	5,430	261,101
Delhaize Group S.A.	8,450	748,322
Groupe Bruxelles Lambert S.A.	5,864	442,461
KBC Groep NV	19,071	1,201,369
Proximus	10,680	367,689
Solvay S.A.	4,588	468,453
Telenet Group Holding NV (b)	4,184	239,663
UCB S.A.	9,619	752,080
Umicore S.A.	8,519	327,939

		11,938,847

Denmark—1.7%
AP Moeller - Maersk A/S - Class A	274	412,588
AP Moeller - Maersk A/S - Class B	566	872,498
Carlsberg A/S - Class B	7,997	614,889
Coloplast A/S - Class B	8,608	610,151
Danske Bank A/S	56,186	1,697,950
DSV A/S	13,261	495,860
ISS A/S	10,958	364,173
Novo Nordisk A/S - Class B	149,072	8,016,610
Novozymes A/S - B Shares	17,609	768,307
Pandora A/S	8,100	946,837
TDC A/S	59,338	305,930
Tryg A/S	8,735	169,851
Vestas Wind Systems A/S	17,047	887,645
William Demant Holding A/S (b)	1,881	156,464

		16,319,753

Finland—0.8%
Elisa Oyj (a)	13,058	441,563
Fortum Oyj	31,487	466,196
Kone Oyj - Class B (a)	24,546	934,306
Metso Oyj (a)	7,511	156,269
Neste Oyj	9,073	208,867
Nokia Oyj	280,943	1,922,768
Nokian Renkaat Oyj (a)	7,322	237,113
Orion Oyj - Class B	9,644	364,687
Sampo Oyj - A Shares	33,940	1,644,338

MSF-153

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Stora Enso Oyj - R Shares	40,497	$306,462
UPM-Kymmene Oyj	38,111	571,997
Wartsila Oyj Abp	12,999	516,073

		7,770,639

France—9.2%
Accor S.A.	15,368	718,677
Aeroports de Paris	2,209	250,437
Air Liquide S.A.	26,179	3,098,981
Alcatel-Lucent (b)	228,275	839,558
Alstom S.A. (a) (b)	17,917	553,308
Arkema S.A.	5,073	328,858
Atos SE	6,339	486,329
AXA S.A.	149,361	3,622,328
BNP Paribas S.A.	80,599	4,741,246
Bollore S.A.	61,600	300,030
Bouygues S.A.	14,921	530,467
Bureau Veritas S.A.	19,643	413,986
Cap Gemini S.A.	11,486	1,022,417
Carrefour S.A.	41,615	1,232,013
Casino Guichard Perrachon S.A.	4,364	232,165
Christian Dior SE	3,972	742,862
Cie de St-Gobain	35,273	1,530,670
Cie Generale des Etablissements Michelin	14,364	1,309,393
CNP Assurances	10,520	145,956
Credit Agricole S.A.	81,041	928,907
Danone S.A.	44,106	2,786,568
Dassault Systemes S.A.	10,162	749,515
Edenred	13,868	226,608
Electricite de France S.A.	17,389	306,835
Engie	112,473	1,819,444
Essilor International S.A.	15,773	1,924,653
Eurazeo S.A.	2,361	156,943
Eutelsat Communications S.A.	14,990	459,528
Fonciere Des Regions (REIT)	3,163	275,190
Gecina S.A. (REIT)	2,574	313,333
Groupe Eurotunnel SE	32,808	446,393
Hermes International	1,907	693,574
ICADE (REIT)	3,450	233,876
Iliad S.A.	1,838	371,736
Imerys S.A.	2,253	144,672
Ingenico Group	4,093	493,889
JCDecaux S.A.	4,706	170,412
Kering	5,893	963,554
Klepierre (REIT)	14,446	654,600
L’Oreal S.A.	19,158	3,327,897
Lagardere SCA	8,303	229,919
Legrand S.A.	20,811	1,105,299
LVMH Moet Hennessy Louis Vuitton SE	21,262	3,624,457
Natixis S.A.	80,165	442,472
Numericable-SFR SAS (b)	6,900	319,255
Orange S.A.	155,856	2,354,601
Pernod-Ricard S.A.	16,170	1,631,098
Peugeot S.A. (a) (b)	32,001	482,952
Publicis Groupe S.A.	15,420	1,052,413
Renault S.A.	14,233	1,021,394

France—(Continued)
Rexel S.A.	20,012	$245,836
Safran S.A.	23,218	1,750,063
Sanofi	89,559	8,523,115
Schneider Electric SE	42,274	2,368,240
SCOR SE	11,686	419,300
SES S.A.	24,380	768,521
Societe BIC S.A.	2,149	333,714
Societe Generale S.A.	55,438	2,477,303
Sodexo S.A.	6,625	548,945
Suez Environnement Co.	22,682	407,555
Technip S.A.	9,664	456,118
Thales S.A.	7,807	543,343
Total S.A.	164,074	7,389,676
Unibail-Rodamco SE (REIT)	7,498	1,942,408
Valeo S.A.	5,873	794,507
Veolia Environnement S.A.	33,271	761,665
Vinci S.A.	35,881	2,279,232
Vivendi S.A.	88,184	2,085,603
Wendel S.A.	2,267	265,116
Zodiac Aerospace	14,929	341,370

		86,513,298

Germany—8.0%
Adidas AG	15,290	1,229,438
Allianz SE	34,768	5,443,766
Axel Springer SE	3,006	167,420
BASF SE	69,877	5,326,435
Bayer AG	62,913	8,032,525
Bayerische Motoren Werke (BMW) AG	25,190	2,226,580
Beiersdorf AG	8,420	744,259
Brenntag AG	12,657	680,445
Commerzbank AG (b)	87,047	915,324
Continental AG	8,442	1,791,401
Daimler AG	73,253	5,304,573
Deutsche Bank AG	104,934	2,818,109
Deutsche Boerse AG	14,683	1,262,681
Deutsche Lufthansa AG (b)	17,782	246,579
Deutsche Post AG	73,717	2,038,134
Deutsche Telekom AG	241,544	4,283,486
Deutsche Wohnen AG	23,542	628,510
E.ON SE	145,720	1,248,830
Evonik Industries AG	10,400	347,253
Fraport AG Frankfurt Airport Services Worldwide	2,305	142,003
Fresenius Medical Care AG & Co. KGaA	17,215	1,340,989
Fresenius SE & Co. KGaA	28,913	1,937,232
GEA Group AG	12,718	482,856
Hannover Rueck SE	5,287	539,977
HeidelbergCement AG	10,797	738,550
Henkel AG & Co. KGaA	8,633	761,478
Hugo Boss AG	4,934	552,739
Infineon Technologies AG	85,888	964,224
K&S AG	14,121	471,486
Kabel Deutschland Holding AG (b)	1,650	214,494
LANXESS AG	7,402	345,465
Linde AG	14,130	2,286,486

MSF-154

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
MAN SE	3,022	$307,037
Merck KGaA	9,291	821,692
Metro AG	15,747	433,961
Muenchener Rueckversicherungs-Gesellschaft AG	12,534	2,332,624
OSRAM Licht AG	5,714	294,925
ProSiebenSat.1 Media SE	16,646	814,312
RTL Group S.A.	2,700	232,182
RWE AG	34,949	395,583
SAP SE	74,771	4,832,435
Siemens AG	60,323	5,383,905
Symrise AG	8,990	539,464
Telefonica Deutschland Holding AG	38,600	235,336
ThyssenKrupp AG	31,754	555,465
TUI AG	37,093	686,165
United Internet AG	8,781	443,746
Volkswagen AG (a)	2,495	292,740
Vonovia SE	36,786	1,181,204

		75,296,503

Hong Kong—2.9%
AIA Group, Ltd.	919,400	4,786,896
Bank of East Asia, Ltd. (The) (a)	103,920	350,593
BOC Hong Kong Holdings, Ltd.	290,465	857,346
Cathay Pacific Airways, Ltd. (a)	87,000	163,682
Cheung Kong Infrastructure Holdings, Ltd. (a)	57,000	511,650
Cheung Kong Property Holdings, Ltd.	214,440	1,571,598
CK Hutchison Holdings, Ltd.	206,940	2,705,699
CLP Holdings, Ltd.	147,377	1,257,808
Galaxy Entertainment Group, Ltd.	181,000	464,829
Hang Lung Properties, Ltd.	161,000	362,304
Hang Seng Bank, Ltd.	60,800	1,098,212
Henderson Land Development Co., Ltd.	89,176	534,882
HKT Trust & HKT, Ltd.	189,980	225,886
Hong Kong & China Gas Co., Ltd. (a)	520,379	976,922
Hong Kong Exchanges and Clearing, Ltd.	85,000	1,954,726
Hysan Development Co., Ltd.	45,000	188,197
Kerry Properties, Ltd.	46,500	127,805
Li & Fung, Ltd. (a)	429,600	330,614
Link REIT (REIT)	181,141	996,133
MTR Corp., Ltd.	110,500	480,953
New World Development Co., Ltd.	476,707	463,264
NWS Holdings, Ltd.	93,000	122,211
PCCW, Ltd.	281,000	145,364
Power Assets Holdings, Ltd.	107,049	1,015,882
Sands China, Ltd.	190,000	576,644
Sino Land Co., Ltd.	285,600	438,098
Sun Hung Kai Properties, Ltd.	132,250	1,723,757
Swire Pacific, Ltd. - Class A	43,317	486,868
Swire Properties, Ltd.	83,600	233,707
Techtronic Industries Co., Ltd.	129,500	481,481
WH Group, Ltd. (b)	437,000	217,126
Wharf Holdings, Ltd. (The)	104,976	594,518
Wheelock & Co., Ltd.	68,000	296,305
Wynn Macau, Ltd. (a)	104,000	119,257
Yue Yuen Industrial Holdings, Ltd.	50,500	188,806

		27,050,023

Ireland—0.9%
Bank of Ireland (b)	2,013,826	783,171
CRH plc	62,493	1,651,460
Experian plc	79,864	1,283,439
James Hardie Industries plc	40,250	486,035
Kerry Group plc - Class A	13,003	976,780
Shire plc	45,024	3,077,132

		8,258,017

Israel—0.6%
Bank Hapoalim B.M.	111,118	559,078
Bank Leumi Le-Israel B.M. (b)	120,713	450,659
Bezeq The Israeli Telecommunication Corp., Ltd.	178,026	340,374
Israel Chemicals, Ltd.	45,583	234,896
NICE Systems, Ltd.	5,213	291,985
Teva Pharmaceutical Industries, Ltd.	66,400	3,752,572

		5,629,564

Italy—2.2%
Assicurazioni Generali S.p.A.	86,150	1,578,495
Atlantia S.p.A.	31,412	878,579
Banca Monte dei Paschi di Siena S.p.A. (b)	167,772	299,451
Banco Popolare SC (b)	32,125	474,715
Enel Green Power S.p.A. (a)	152,537	288,680
Enel S.p.A.	536,549	2,396,658
Eni S.p.A.	193,540	3,042,092
Exor S.p.A.	6,830	298,110
Finmeccanica S.p.A. (b)	28,782	360,882
Intesa Sanpaolo S.p.A.	964,445	3,402,431
Intesa Sanpaolo S.p.A. - Risparmio Shares	65,400	210,471
Luxottica Group S.p.A.	13,581	943,101
Mediobanca S.p.A.	44,816	440,429
Pirelli & C S.p.A.	17,048	285,001
Prysmian S.p.A.	13,126	271,251
Saipem S.p.A. (a) (b)	18,391	147,522
Snam S.p.A.	154,632	794,950
Telecom Italia S.p.A. (a) (b)	780,821	959,040
Telecom Italia S.p.A. - Risparmio Shares	501,246	513,871
Terna Rete Elettrica Nazionale S.p.A.	118,746	577,501
UniCredit S.p.A.	360,470	2,244,236
Unione di Banche Italiane SCPA (a)	67,193	476,261
UnipolSai S.p.A.	64,500	140,532

		21,024,259

Japan—21.5%
Acom Co., Ltd. (a) (b)	31,200	160,156
Aeon Co., Ltd. (a)	51,500	803,056
AEON Financial Service Co., Ltd. (a)	8,400	166,605
Aeon Mall Co., Ltd.	6,800	104,871
Air Water, Inc.	10,000	151,062
Aisin Seiki Co., Ltd.	16,500	555,887
Ajinomoto Co., Inc.	44,000	930,782
Alfresa Holdings Corp.	12,000	205,786
Alps Electric Co., Ltd. (a)	13,100	372,332
Amada Holdings Co., Ltd.	27,000	206,415
ANA Holdings, Inc.	84,000	236,608

MSF-155

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aozora Bank, Ltd.	77,000	$268,154
Asahi Glass Co., Ltd.	72,000	423,311
Asahi Group Holdings, Ltd.	30,700	1,000,755
Asahi Kasei Corp.	97,000	685,897
Asics Corp. (a)	11,000	263,656
Astellas Pharma, Inc.	158,700	2,063,697
Bandai Namco Holdings, Inc.	12,500	291,623
Bank of Kyoto, Ltd. (The)	22,000	224,961
Bank of Yokohama, Ltd. (The)	83,000	506,519
Benesse Holdings, Inc. (a)	5,200	139,627
Bridgestone Corp.	49,700	1,730,755
Brother Industries, Ltd.	16,400	198,617
Calbee, Inc.	5,500	179,071
Canon, Inc.	81,400	2,362,184
Casio Computer Co., Ltd.	16,900	308,829
Central Japan Railway Co.	11,000	1,781,950
Chiba Bank, Ltd. (The)	49,000	349,326
Chubu Electric Power Co., Inc.	47,800	708,004
Chugai Pharmaceutical Co., Ltd.	16,800	517,935
Chugoku Bank, Ltd. (The)	12,000	179,013
Chugoku Electric Power Co., Inc. (The)	23,700	327,824
Citizen Holdings Co., Ltd.	20,500	142,044
Credit Saison Co., Ltd. (a)	10,500	191,415
Dai Nippon Printing Co., Ltd.	40,000	389,613
Dai-ichi Life Insurance Co., Ltd. (The)	80,600	1,291,134
Daicel Corp.	22,000	271,078
Daihatsu Motor Co., Ltd. (a)	14,000	162,771
Daiichi Sankyo Co., Ltd. (a)	49,000	857,042
Daikin Industries, Ltd.	18,000	1,013,751
Daito Trust Construction Co., Ltd.	6,200	631,724
Daiwa House Industry Co., Ltd.	47,500	1,180,983
Daiwa Securities Group, Inc.	126,000	817,947
Denso Corp.	36,700	1,558,483
Dentsu, Inc.	16,600	852,444
Don Quijote Holdings Co., Ltd.	8,200	310,790
East Japan Railway Co.	25,500	2,161,518
Eisai Co., Ltd. (a)	19,300	1,146,671
Electric Power Development Co., Ltd.	10,900	334,920
FamilyMart Co., Ltd.	4,300	197,127
FANUC Corp.	15,500	2,393,613
Fast Retailing Co., Ltd.	4,200	1,708,216
Fuji Electric Co., Ltd.	43,000	156,796
Fuji Heavy Industries, Ltd.	45,600	1,652,869
FUJIFILM Holdings Corp.	36,700	1,379,313
Fujitsu, Ltd.	135,000	589,704
Fukuoka Financial Group, Inc.	53,000	253,347
Gunma Bank, Ltd. (The)	26,000	166,548
Hachijuni Bank, Ltd. (The)	30,000	212,530
Hakuhodo DY Holdings, Inc.	17,600	168,116
Hamamatsu Photonics KK	9,600	217,631
Hankyu Hanshin Holdings, Inc.	83,000	508,090
Hino Motors, Ltd. (a)	19,000	194,404
Hirose Electric Co., Ltd. (a)	2,300	251,592
Hiroshima Bank, Ltd. (The)	38,000	220,584
Hisamitsu Pharmaceutical Co., Inc. (a)	4,500	150,633
Hitachi Metals, Ltd.	20,000	233,518
Hitachi, Ltd.	382,000	1,933,893

Japan—(Continued)
Hokuhoku Financial Group, Inc.	85,000	195,969
Hokuriku Electric Power Co.	12,000	162,026
Honda Motor Co., Ltd.	124,300	3,712,654
Hoya Corp.	31,900	1,049,974
Hulic Co., Ltd.	18,600	168,886
IHI Corp.	99,000	255,328
Iida Group Holdings Co., Ltd.	12,700	199,251
Inpex Corp.	71,100	636,279
Isetan Mitsukoshi Holdings, Ltd.	26,900	406,276
Isuzu Motors, Ltd.	42,000	423,926
ITOCHU Corp. (a)	116,900	1,242,005
Iyo Bank, Ltd. (The)	17,000	196,332
J Front Retailing Co., Ltd.	23,000	375,987
Japan Airlines Co., Ltd.	8,400	297,035
Japan Airport Terminal Co., Ltd. (a)	3,300	142,823
Japan Exchange Group, Inc.	46,400	681,848
Japan Prime Realty Investment Corp. (REIT)	88	286,161
Japan Real Estate Investment Corp. (REIT)	105	485,211
Japan Retail Fund Investment Corp. (REIT)	202	392,127
Japan Tobacco, Inc.	85,900	2,676,625
JFE Holdings, Inc. (a)	35,500	467,577
JGC Corp.	14,000	186,488
Joyo Bank, Ltd. (The)	54,000	285,804
JSR Corp. (a)	19,100	276,398
JTEKT Corp.	20,000	281,111
JX Holdings, Inc. (a)	163,100	591,437
Kajima Corp.	59,000	314,632
Kakaku.com, Inc. (a)	11,000	179,142
Kamigumi Co., Ltd.	17,000	139,768
Kaneka Corp.	22,000	162,908
Kansai Electric Power Co., Inc. (The) (b)	55,000	616,706
Kansai Paint Co., Ltd.	15,000	205,437
Kao Corp.	39,800	1,811,265
Kawasaki Heavy Industries, Ltd. (a)	124,000	429,994
KDDI Corp.	133,400	2,992,392
Keihan Electric Railway Co., Ltd. (a)	39,000	261,327
Keikyu Corp.	36,000	287,665
Keio Corp.	45,000	320,981
Keisei Electric Railway Co., Ltd.	20,000	220,444
Keyence Corp.	3,500	1,569,699
Kikkoman Corp. (a)	12,000	331,718
Kintetsu Group Holdings Co., Ltd.	160,120	577,948
Kirin Holdings Co., Ltd.	62,000	818,056
Kobe Steel, Ltd.	272,000	296,594
Koito Manufacturing Co., Ltd.	7,000	229,970
Komatsu, Ltd.	75,400	1,111,582
Konami Corp. (a)	7,300	158,768
Konica Minolta, Inc.	37,000	391,230
Kose Corp.	2,300	211,030
Kubota Corp.	89,000	1,227,678
Kuraray Co., Ltd.	24,500	306,514
Kurita Water Industries, Ltd.	7,100	151,257
Kyocera Corp.	24,900	1,144,508
Kyowa Hakko Kirin Co., Ltd.	20,000	299,168
Kyushu Electric Power Co., Inc. (a) (b)	39,700	433,742
Lawson, Inc.	4,900	362,960
LIXIL Group Corp. (a)	18,800	382,995

MSF-156

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
M3, Inc. (a)	18,600	$371,681
Mabuchi Motor Co., Ltd.	3,600	157,559
Makita Corp. (a)	9,500	507,577
Marubeni Corp.	133,500	656,500
Marui Group Co., Ltd. (a)	16,000	193,868
Mazda Motor Corp.	41,400	658,355
Medipal Holdings Corp.	10,700	170,725
MEIJI Holdings Co., Ltd.	10,200	751,798
Minebea Co., Ltd. (a)	24,000	255,951
Miraca Holdings, Inc.	4,000	170,416
Mitsubishi Chemical Holdings Corp.	95,500	501,755
Mitsubishi Corp.	105,400	1,735,810
Mitsubishi Electric Corp.	148,000	1,361,163
Mitsubishi Estate Co., Ltd.	96,000	1,970,839
Mitsubishi Gas Chemical Co., Inc.	26,000	120,471
Mitsubishi Heavy Industries, Ltd.	225,000	1,010,028
Mitsubishi Materials Corp. (a)	79,000	241,392
Mitsubishi Motors Corp.	44,999	345,386
Mitsubishi Tanabe Pharma Corp.	15,000	264,470
Mitsubishi UFJ Financial Group, Inc.	971,388	5,880,734
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	183,597
Mitsui & Co., Ltd. (a)	132,217	1,491,489
Mitsui Chemicals, Inc. (a)	57,000	183,547
Mitsui Fudosan Co., Ltd.	75,000	2,065,997
Mitsui OSK Lines, Ltd. (a)	75,000	180,635
Mizuho Financial Group, Inc.	1,783,700	3,356,022
MS&AD Insurance Group Holdings, Inc.	40,200	1,083,094
Murata Manufacturing Co., Ltd.	15,300	1,990,301
Nabtesco Corp.	12,700	232,552
Nagoya Railroad Co., Ltd. (a)	62,000	244,523
NEC Corp.	185,000	571,190
Nexon Co., Ltd.	10,300	138,186
NGK Insulators, Ltd.	23,000	442,177
NGK Spark Plug Co., Ltd. (a)	12,000	276,015
NH Foods, Ltd.	14,000	287,008
Nidec Corp.	16,500	1,138,693
Nikon Corp. (a)	23,100	280,067
Nintendo Co., Ltd.	8,300	1,404,558
Nippon Building Fund, Inc. (REIT)	118	573,379
Nippon Electric Glass Co., Ltd. (a)	31,000	150,442
Nippon Express Co., Ltd.	59,000	282,903
Nippon Paint Holdings Co., Ltd. (a)	13,000	227,988
Nippon Prologis REIT, Inc. (REIT)	109	198,124
Nippon Steel & Sumitomo Metal Corp.	55,600	1,017,397
Nippon Telegraph & Telephone Corp.	56,400	1,984,060
Nippon Yusen KK	142,000	330,060
Nissan Motor Co., Ltd.	190,000	1,753,102
Nisshin Seifun Group, Inc.	15,700	229,036
Nissin Foods Holdings Co., Ltd. (a)	4,700	217,092
Nitori Holdings Co., Ltd.	5,300	418,054
Nitto Denko Corp.	12,600	758,035
NOK Corp.	7,100	153,972
Nomura Holdings, Inc.	274,700	1,596,532
Nomura Real Estate Holdings, Inc.	13,100	264,575
Nomura Research Institute, Ltd.	9,020	348,079
NSK, Ltd.	39,000	379,275
NTT Data Corp.	10,776	545,024

Japan—(Continued)
NTT DoCoMo, Inc. (a)	106,700	1,791,886
Obayashi Corp.	45,000	385,104
Odakyu Electric Railway Co., Ltd. (a)	44,000	397,499
OJI Holdings Corp.	68,000	292,522
Olympus Corp.	19,600	611,377
Omron Corp.	16,400	496,528
Ono Pharmaceutical Co., Ltd.	6,400	762,512
Oriental Land Co., Ltd. (a)	16,000	900,064
ORIX Corp.	101,300	1,312,532
Osaka Gas Co., Ltd.	161,000	613,769
Otsuka Corp.	3,700	180,947
Otsuka Holdings Co., Ltd.	32,000	1,030,214
Panasonic Corp.	168,700	1,715,514
Park24 Co., Ltd.	7,400	139,460
Rakuten, Inc.	76,600	984,019
Recruit Holdings Co., Ltd.	10,200	307,336
Resona Holdings, Inc.	169,400	866,947
Ricoh Co., Ltd. (a)	51,000	516,593
Rinnai Corp.	2,800	214,403
Rohm Co., Ltd.	6,700	300,059
Ryohin Keikaku Co., Ltd.	1,800	369,142
Sankyo Co., Ltd.	3,900	139,228
Santen Pharmaceutical Co., Ltd.	27,500	371,241
SBI Holdings, Inc.	19,011	215,375
Secom Co., Ltd.	15,800	953,695
Sega Sammy Holdings, Inc. (a)	13,300	130,444
Seibu Holdings, Inc.	9,000	183,073
Seiko Epson Corp.	20,000	283,592
Sekisui Chemical Co., Ltd.	39,000	411,475
Sekisui House, Ltd.	46,800	736,553
Seven & I Holdings Co., Ltd.	57,500	2,638,911
Seven Bank, Ltd. (a)	43,000	187,343
Sharp Corp. (a) (b)	103,000	118,703
Shikoku Electric Power Co., Inc. (a)	15,100	247,447
Shimadzu Corp.	17,000	246,078
Shimamura Co., Ltd. (a)	1,400	151,333
Shimano, Inc.	6,000	847,021
Shimizu Corp.	54,000	465,592
Shin-Etsu Chemical Co., Ltd.	31,400	1,616,623
Shinsei Bank, Ltd. (a)	160,000	331,049
Shionogi & Co., Ltd.	25,000	900,135
Shiseido Co., Ltd.	29,300	643,231
Shizuoka Bank, Ltd. (The)	41,000	411,572
SMC Corp.	4,000	880,002
SoftBank Group Corp.	74,700	3,442,717
Sompo Japan Nipponkoa Holdings, Inc.	26,999	788,544
Sony Corp.	95,900	2,348,809
Sony Financial Holdings, Inc.	12,800	211,142
Stanley Electric Co., Ltd. (a)	11,800	236,770
Sumitomo Chemical Co., Ltd.	109,000	554,589
Sumitomo Corp. (a)	93,000	899,281
Sumitomo Dainippon Pharma Co., Ltd. (a)	12,500	125,382
Sumitomo Electric Industries, Ltd.	56,334	724,963
Sumitomo Heavy Industries, Ltd.	39,000	154,965
Sumitomo Metal Mining Co., Ltd.	40,000	456,234
Sumitomo Mitsui Financial Group, Inc.	97,000	3,698,713
Sumitomo Mitsui Trust Holdings, Inc.	265,262	980,060

MSF-157

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sumitomo Realty & Development Co., Ltd.	28,000	$895,884
Sumitomo Rubber Industries, Ltd.	12,500	174,164
Suntory Beverage & Food, Ltd.	10,400	400,896
Suruga Bank, Ltd.	13,000	242,661
Suzuken Co., Ltd.	5,800	194,143
Suzuki Motor Corp.	30,200	934,690
Sysmex Corp.	12,400	656,791
T&D Holdings, Inc.	49,200	583,711
Taiheiyo Cement Corp.	82,000	247,129
Taisei Corp.	80,000	524,209
Taisho Pharmaceutical Holdings Co., Ltd. (a)	3,000	173,029
Takashimaya Co., Ltd.	19,000	154,420
Takeda Pharmaceutical Co., Ltd.	60,300	2,662,283
TDK Corp.	10,500	598,242
Teijin, Ltd.	66,000	201,266
Terumo Corp.	26,000	738,435
THK Co., Ltd. (a)	7,700	122,724
Tobu Railway Co., Ltd.	73,000	314,603
Toho Co., Ltd.	8,500	194,721
Toho Gas Co., Ltd. (a)	31,000	183,772
Tohoku Electric Power Co., Inc.	39,800	542,754
Tokio Marine Holdings, Inc.	51,400	1,926,825
Tokyo Electric Power Co., Inc. (b)	123,600	830,785
Tokyo Electron, Ltd. (a)	12,400	587,080
Tokyo Gas Co., Ltd.	170,000	827,758
Tokyo Tatemono Co., Ltd.	14,500	173,960
Tokyu Corp.	96,000	706,549
Tokyu Fudosan Holdings Corp.	37,000	247,538
TonenGeneral Sekiyu KK	18,000	175,069
Toppan Printing Co., Ltd.	41,000	331,418
Toray Industries, Inc. (a)	111,000	963,613
Toshiba Corp. (a)	313,000	791,745
TOTO, Ltd. (a)	9,500	297,853
Toyo Seikan Group Holdings, Ltd. (a)	10,200	162,376
Toyo Suisan Kaisha, Ltd.	6,000	228,187
Toyota Industries Corp.	12,600	601,592
Toyota Motor Corp.	208,200	12,265,595
Toyota Tsusho Corp.	19,900	421,040
Trend Micro, Inc. (a)	7,000	248,338
Unicharm Corp. (a)	26,700	474,575
United Urban Investment Corp. (REIT)	266	356,421
USS Co., Ltd.	16,600	277,982
West Japan Railway Co.	13,700	859,089
Yahoo Japan Corp.	101,500	388,170
Yakult Honsha Co., Ltd. (a)	6,300	316,082
Yamada Denki Co., Ltd. (a)	55,900	226,109
Yamaguchi Financial Group, Inc. (a)	15,000	184,504
Yamaha Corp.	11,000	244,569
Yamaha Motor Co., Ltd.	17,800	359,606
Yamato Holdings Co., Ltd. (a)	27,000	518,575
Yamazaki Baking Co., Ltd.	9,000	139,095
Yaskawa Electric Corp. (a)	18,000	184,160
Yokogawa Electric Corp.	16,300	171,118
Yokohama Rubber Co., Ltd. (The)	8,000	141,612

		201,924,821

Luxembourg—0.1%
ArcelorMittal (a)	75,087	391,927
Tenaris S.A. (a)	32,705	393,122

		785,049

Netherlands—2.6%
Aegon NV	144,233	829,748
Airbus Group SE	44,953	2,667,280
Akzo Nobel NV	17,901	1,162,558
Altice NV - Class A (b)	18,210	380,621
Altice NV - Class B (b)	6,070	135,276
ASML Holding NV	26,377	2,310,161
Boskalis Westminster	6,001	262,433
CNH Industrial NV (a)	78,026	508,809
Delta Lloyd NV	15,114	127,068
Fiat Chrysler Automobiles NV (b)	59,813	790,130
Gemalto NV (a)	5,659	366,919
Heineken Holding NV	8,233	586,443
Heineken NV	18,019	1,456,934
ING Groep NV	294,224	4,172,413
Koninklijke Ahold NV	66,939	1,305,131
Koninklijke DSM NV	13,385	617,417
Koninklijke KPN NV	263,537	986,814
Koninklijke Philips NV	70,528	1,661,321
Koninklijke Vopak NV	4,391	175,378
NN Group NV	14,226	407,667
OCI NV (b)	6,200	158,870
QIAGEN NV (b)	20,370	524,859
Randstad Holding NV	9,402	560,456
RELX NV	82,353	1,343,158
STMicroelectronics NV (a)	44,693	304,010
TNT Express NV	37,717	287,061
Wolters Kluwer NV	22,968	707,419

		24,796,354

New Zealand—0.1%
Auckland International Airport, Ltd.	99,212	310,440
Contact Energy, Ltd.	58,969	187,148
Fletcher Building, Ltd.	56,031	244,351
Meridian Energy, Ltd.	124,449	167,801
Ryman Healthcare, Ltd.	29,900	140,038
Spark New Zealand, Ltd.	127,873	243,889

		1,293,667

Norway—0.6%
DNB ASA	70,539	917,452
Gjensidige Forsikring ASA	14,357	193,192
Norsk Hydro ASA	92,923	309,756
Orkla ASA	68,492	507,781
Seadrill, Ltd. (a) (b)	27,606	161,001
Statoil ASA	82,820	1,205,711
Subsea 7 S.A. (a) (b)	18,500	138,901
Telenor ASA	58,784	1,097,459
Yara International ASA	15,483	617,497

		5,148,750

MSF-158

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.2%
Banco Comercial Portugues S.A. - Class R (a) (b)	2,472,000	$120,212
Banco Espirito Santo S.A. (b) (c) (d)	199,038	0
EDP - Energias de Portugal S.A.	198,295	726,116
Galp Energia SGPS S.A.	31,688	312,288
Jeronimo Martins SGPS S.A.	16,641	224,506

		1,383,122

Singapore—1.2%
Ascendas Real Estate Investment Trust (REIT)	141,000	232,771
CapitaCommercial Trust (REIT)	143,000	135,152
CapitaLand Mall Trust (REIT)	240,200	321,136
CapitaLand, Ltd.	227,200	429,594
City Developments, Ltd.	34,000	184,264
ComfortDelGro Corp., Ltd.	153,000	309,997
DBS Group Holdings, Ltd.	134,767	1,540,971
Genting Singapore plc	418,200	213,390
Global Logistic Properties, Ltd.	278,000	400,191
Hutchison Port Holdings Trust - Class U (a)	538,000	296,471
Jardine Cycle & Carriage, Ltd. (a)	8,888	169,806
Keppel Corp., Ltd. (a)	128,900	618,490
Oversea-Chinese Banking Corp., Ltd. (a)	231,764	1,436,129
Sembcorp Industries, Ltd. (a)	71,000	172,944
Singapore Airlines, Ltd.	53,840	405,889
Singapore Exchange, Ltd. (a)	56,000	277,353
Singapore Press Holdings, Ltd. (a)	153,050	414,004
Singapore Technologies Engineering, Ltd.	130,000	273,099
Singapore Telecommunications, Ltd.	628,020	1,594,388
Suntec Real Estate Investment Trust (REIT) (a)	179,000	188,925
United Overseas Bank, Ltd.	104,892	1,369,557
UOL Group, Ltd.	33,000	139,569
Wilmar International, Ltd.	130,000	235,821

		11,359,911

Spain—3.3%
Abertis Infraestructuras S.A. (a)	39,268	620,625
ACS Actividades de Construccion y Servicios S.A.	13,045	374,730
Aena S.A. (144A) (b)	5,774	636,961
Amadeus IT Holding S.A. - A Shares (a)	33,021	1,410,500
Banco Bilbao Vizcaya Argentaria S.A.	479,697	4,064,461
Banco de Sabadell S.A. (a)	366,645	672,786
Banco Popular Espanol S.A. (a)	128,908	469,594
Banco Santander S.A.	1,089,197	5,793,663
Bankia S.A. (a)	323,299	418,498
Bankinter S.A. (a)	48,939	359,569
CaixaBank S.A.	193,102	743,570
CaixaBank S.A. (b)	2,033	7,817
Distribuidora Internacional de Alimentacion S.A. (a) (b)	40,490	244,475
Enagas S.A.	15,504	443,907
Endesa S.A.	23,384	492,191
Ferrovial S.A.	36,266	864,927
Gas Natural SDG S.A.	24,586	478,934
Grifols S.A. (a)	11,921	492,591
Iberdrola S.A.	410,996	2,731,682
Industria de Diseno Textil S.A.	82,989	2,777,239

Spain—(Continued)
International Consolidated Airlines Group S.A. - Class DI (b)	71,373	637,218
Mapfre S.A.	74,474	194,381
Red Electrica Corp. S.A.	9,130	757,630
Repsol S.A.	81,910	953,491
Telefonica S.A.	338,139	4,094,141
Zardoya Otis S.A. (a)	9,905	107,076

		30,842,657

Sweden—2.8%
Alfa Laval AB (a)	20,852	340,787
Assa Abloy AB - Class B	76,998	1,380,201
Atlas Copco AB - A Shares	51,088	1,229,118
Atlas Copco AB - B Shares	32,703	731,710
Boliden AB	18,744	292,845
Electrolux AB - Series B	17,118	483,338
Getinge AB - B Shares	13,484	300,499
Hennes & Mauritz AB - B Shares	74,341	2,712,629
Hexagon AB - B Shares (a)	19,206	586,591
Husqvarna AB - B Shares	25,677	168,178
ICA Gruppen AB (a)	5,619	189,708
Industrivarden AB - C Shares	16,050	281,322
Investment AB Kinnevik - B Shares	16,520	471,999
Investor AB - B Shares	35,158	1,207,594
Lundin Petroleum AB (a) (b)	16,017	206,106
Millicom International Cellular S.A.	5,384	336,133
Nordea Bank AB	231,088	2,575,577
Sandvik AB	84,986	723,552
Securitas AB - B Shares	21,462	261,920
Skandinaviska Enskilda Banken AB - Class A	113,626	1,211,888
Skanska AB - B Shares	30,119	590,287
SKF AB - B Shares	32,785	602,791
Svenska Cellulosa AB SCA - B Shares	46,579	1,302,577
Svenska Handelsbanken AB - A Shares	113,923	1,633,295
Swedbank AB - A Shares	68,898	1,520,750
Swedish Match AB	14,499	438,040
Tele2 AB - B Shares	21,032	204,744
Telefonaktiebolaget LM Ericsson - B Shares	231,531	2,276,052
TeliaSonera AB	193,275	1,040,255
Volvo AB - B Shares	112,044	1,073,410

		26,373,896

Switzerland—9.4%
ABB, Ltd. (b)	165,867	2,929,917
Actelion, Ltd. (b)	7,563	959,609
Adecco S.A. (b)	12,943	946,615
Aryzta AG (a) (b)	7,132	301,898
Baloise Holding AG	4,297	492,382
Barry Callebaut AG (a) (b)	132	143,439
Chocoladefabriken Lindt & Spruengli AG	9	637,803
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	474,524
Cie Financiere Richemont S.A.	39,713	3,086,032
Coca-Cola HBC AG (b)	13,800	293,004
Credit Suisse Group AG (b)	118,415	2,841,503
Dufry AG (b)	2,990	349,720

MSF-159

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
EMS-Chemie Holding AG	579	$238,106
Geberit AG	2,876	878,286
Givaudan S.A. (b)	717	1,165,314
Glencore plc (b)	910,969	1,271,113
Julius Baer Group, Ltd. (b)	17,027	772,714
Kuehne & Nagel International AG	4,135	530,794
LafargeHolcim, Ltd. (b)	32,319	1,693,612
Lonza Group AG (b)	3,785	496,494
Nestle S.A.	245,340	18,428,425
Novartis AG	173,114	15,905,552
Pargesa Holding S.A.	1,694	99,274
Partners Group Holding AG	1,228	416,153
Roche Holding AG	53,450	14,093,570
Schindler Holding AG	1,428	209,261
Schindler Holding AG (Participation Certificate)	3,222	462,701
SGS S.A.	429	748,134
Sika AG	170	524,618
Sonova Holding AG	4,058	521,965
Sulzer AG (a)	1,649	161,323
Swatch Group AG (The)	3,213	231,732
Swatch Group AG (The) - Bearer Shares (a)	2,384	883,112
Swiss Life Holding AG (b)	2,699	601,862
Swiss Prime Site AG (b)	4,882	356,396
Swiss Re AG	26,793	2,297,216
Swisscom AG	1,911	952,873
Syngenta AG	7,113	2,278,732
Transocean, Ltd. (Swiss-Traded Shares) (a)	24,746	319,310
UBS Group AG	277,836	5,135,439
Zurich Insurance Group AG (b)	11,437	2,806,536

		87,937,063

United Kingdom—19.2%
3i Group plc	83,477	591,230
Aberdeen Asset Management plc (a)	88,413	398,172
Admiral Group plc	16,009	364,952
Aggreko plc	17,661	255,067
Amec Foster Wheeler plc	28,170	306,504
Anglo American plc	114,075	955,577
Antofagasta plc (a)	26,957	204,686
ARM Holdings plc	107,371	1,549,393
Ashtead Group plc	36,539	516,392
Associated British Foods plc	27,546	1,397,908
AstraZeneca plc	97,144	6,173,236
Aviva plc	310,840	2,133,646
Babcock International Group plc	22,688	314,272
BAE Systems plc	242,267	1,646,980
Barclays plc	1,274,481	4,718,054
Barratt Developments plc	73,185	716,860
BG Group plc	259,809	3,751,328
BHP Billiton plc	160,685	2,456,283
BP plc	1,389,132	7,050,369
British American Tobacco plc	141,824	7,848,500
British Land Co. plc (The) (REIT)	73,348	933,802
BT Group plc	636,556	4,055,958
Bunzl plc	27,344	734,936
Burberry Group plc	32,742	680,420

United Kingdom—(Continued)
Capita plc	48,717	885,979
Carnival plc	15,318	791,711
Centrica plc	369,393	1,285,332
Cobham plc	99,074	429,603
Compass Group plc	123,769	1,978,596
Croda International plc	9,658	397,206
Diageo plc	190,264	5,126,865
Direct Line Insurance Group plc	118,839	676,293
Dixons Carphone plc	68,700	442,694
easyJet plc	10,815	291,853
Fiat Chrysler Automobiles NV (b)	10,974	142,891
Fresnillo plc	22,254	199,761
G4S plc	106,542	373,099
GKN plc	126,099	513,664
GlaxoSmithKline plc	370,223	7,106,455
Hammerson plc (REIT)	56,484	534,718
Hargreaves Lansdown plc	23,659	433,768
HSBC Holdings plc	1,484,754	11,246,704
ICAP plc	36,213	251,381
IMI plc	20,055	288,739
Imperial Tobacco Group plc	72,815	3,773,756
Inmarsat plc	33,445	498,480
InterContinental Hotels Group plc	18,621	644,823
Intertek Group plc	14,174	523,172
Intu Properties plc (REIT) (a)	62,951	315,039
Investec plc	41,855	321,258
J Sainsbury plc (a)	120,106	475,981
Johnson Matthey plc	16,508	614,016
Kingfisher plc	189,541	1,032,044
Land Securities Group plc (REIT)	59,558	1,138,464
Legal & General Group plc	444,946	1,608,864
Lloyds Banking Group plc	4,344,041	4,958,639
London Stock Exchange Group plc	25,259	928,276
Marks & Spencer Group plc	135,321	1,029,672
Meggitt plc	55,862	403,876
Melrose Industries plc	67,335	270,116
Merlin Entertainments plc (144A)	52,353	295,319
Mondi plc	27,093	569,363
National Grid plc	284,641	3,969,369
Next plc	11,690	1,350,971
Old Mutual plc	378,865	1,088,563
Pearson plc	63,486	1,086,478
Persimmon plc (b)	22,805	695,775
Petrofac, Ltd.	17,337	202,347
Prudential plc	195,189	4,131,861
Randgold Resources, Ltd.	8,463	498,805
Reckitt Benckiser Group plc	48,876	4,442,395
RELX plc	85,441	1,468,160
Rexam plc	61,505	488,208
Rio Tinto plc	96,229	3,232,631
Rolls-Royce Holdings plc (b)	138,645	1,425,545
Royal Bank of Scotland Group plc (b)	246,811	1,180,957
Royal Dutch Shell plc - A Shares	296,297	6,996,429
Royal Dutch Shell plc - B Shares	185,664	4,409,709
Royal Mail plc	56,481	393,236
RSA Insurance Group plc	72,429	442,787
SABMiller plc	75,023	4,256,908

MSF-160

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Sage Group plc (The)	79,455	$601,988
Schroders plc	8,724	371,743
Segro plc (REIT)	61,844	402,730
Severn Trent plc	20,415	676,797
Sky plc	81,836	1,296,695
Smith & Nephew plc	66,221	1,159,573
Smiths Group plc	31,976	487,838
Sports Direct International plc (b)	18,899	217,104
SSE plc	74,903	1,700,939
St. James’s Place plc	38,927	501,786
Standard Chartered plc	201,957	1,966,001
Standard Life plc	143,071	843,091
Tate & Lyle plc	33,576	300,246
Taylor Wimpey plc	240,026	713,031
Tesco plc	621,955	1,730,522
Travis Perkins plc	20,832	621,863
Tullow Oil plc (a) (b)	61,905	159,283
Unilever NV	123,932	4,982,420
Unilever plc	99,599	4,062,584
United Utilities Group plc	57,234	803,393
Vodafone Group plc	2,017,163	6,386,781
Weir Group plc (The)	17,104	303,773
Whitbread plc	14,502	1,027,104
William Hill plc	82,380	438,509
WM Morrison Supermarkets plc	166,578	420,211
Wolseley plc	20,872	1,222,611
WPP plc	97,220	2,027,266

		179,740,011

Total Common Stocks (Cost $861,827,624)		890,038,027

Mutual Fund—2.5%

United States—2.5%
iShares MSCI EAFE ETF (a) (e) (Cost $24,229,821)	410,600	23,535,592

Preferred Stocks—0.4%

Germany—0.4%
Bayerische Motoren Werke (BMW) AG	3,505	240,413
FUCHS Petrolub SE	4,900	216,034
Henkel AG & Co. KGaA	13,964	1,433,267
Porsche Automobil Holding SE	11,870	504,700
Volkswagen AG	12,003	1,311,267

Total Preferred Stocks (Cost $3,456,498)		3,705,681

Rights—0.0%

Spain—0.0%
Banco Popular Espanol S.A., Expires 10/01/15 (a) (b) (Cost $2,910)	128,908	2,591

Short-Term Investments—6.5%
Security Description	Shares/ Principal Amount*	Value

Discount Notes—1.7%
Federal Home Loan Bank
0.135%, 12/17/15 (f)	1,200,000	1,199,653
0.140%, 11/25/15 (f)	225,000	224,952
0.146%, 10/26/15 (f)	250,000	249,974
0.153%, 11/16/15 (f)	650,000	649,872
0.155%, 12/28/15 (f)	2,825,000	2,823,930
0.163%, 11/06/15 (f)	250,000	249,959
0.164%, 11/13/15 (f)	275,000	274,946
0.184%, 01/20/16 (f)	3,525,000	3,523,013
0.323%, 03/09/16 (f)	6,750,000	6,740,400

		15,936,699

Mutual Fund—4.8%
State Street Navigator Securities Lending MET Portfolio (g)	45,261,467	45,261,467

Total Short-Term Investments (Cost $61,198,166)		61,198,166

Total Investments—104.3% (Cost $950,715,019) (h)		978,480,057
Other assets and liabilities (net)—(4.3)%		(40,419,474)

Net Assets—100.0%		$938,060,583

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $43,833,692 and the collateral received consisted of cash in the amount of $45,261,467 and non-cash collateral with a value of $394,389. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of September 30, 2015, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $1,719,600.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(h)	As of September 30, 2015, the aggregate cost of investments was $950,715,019. The aggregate unrealized appreciation and depreciation of investments were $189,099,228 and $(161,334,190), respectively, resulting in net unrealized appreciation of $27,765,038.

MSF-161

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $932,280, which is 0.1% of net assets.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Banks	12.5
Pharmaceuticals	9.4
Insurance	5.4
Oil, Gas & Consumable Fuels	4.3
Automobiles	3.7
Chemicals	3.2
Food Products	3.2
Diversified Telecommunication Services	3.0
Beverages	2.5
Machinery	2.1

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
MSCI EAFE Mini Index Futures	12/18/15	179	USD	15,523,240	$(760,215)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MSF-162

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$57,097,875	$—	$57,097,875
Austria	—	1,553,948	—	1,553,948
Belgium	—	11,938,847	—	11,938,847
Denmark	—	16,319,753	—	16,319,753
Finland	—	7,770,639	—	7,770,639
France	—	86,513,298	—	86,513,298
Germany	—	75,296,503	—	75,296,503
Hong Kong	—	27,050,023	—	27,050,023
Ireland	—	8,258,017	—	8,258,017
Israel	—	5,629,564	—	5,629,564
Italy	—	21,024,259	—	21,024,259
Japan	—	201,924,821	—	201,924,821
Luxembourg	—	785,049	—	785,049
Netherlands	1,306,027	23,490,327	—	24,796,354
New Zealand	—	1,293,667	—	1,293,667
Norway	—	5,148,750	—	5,148,750
Portugal	—	1,383,122	0	1,383,122
Singapore	—	11,359,911	—	11,359,911
Spain	7,817	30,834,840	—	30,842,657
Sweden	—	26,373,896	—	26,373,896
Switzerland	—	87,937,063	—	87,937,063
United Kingdom	—	179,740,011	—	179,740,011
Total Common Stocks	1,313,844	888,724,183	0	890,038,027
Total Mutual Fund*	23,535,592	—	—	23,535,592
Total Preferred Stocks*	—	3,705,681	—	3,705,681
Total Rights*	2,591	—	—	2,591
Short-Term Investments
Discount Notes	—	15,936,699	—	15,936,699
Mutual Fund	45,261,467	—	—	45,261,467
Total Short-Term Investments	45,261,467	15,936,699	—	61,198,166
Total Investments	$70,113,494	$908,366,563	$0	$978,480,057

Collateral for Securities Loaned (Liability)	$—	$(45,261,467)	$—	$(45,261,467)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(760,215)	$—	$—	$(760,215)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $4,958,816 were due to the application of a systematic fair valuation model factor.

As of September 30, 2015, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2014 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at September 30, 2015 have not been presented.

MSF-163

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Astronics Corp. (a)	86,150	$3,483,045

Air Freight & Logistics—0.7%
Forward Air Corp.	204,826	8,498,231

Airlines—0.4%
Allegiant Travel Co.	22,100	4,779,125

Auto Components—0.8%
Drew Industries, Inc.	112,800	6,160,008
Gentex Corp.	257,050	3,984,275

		10,144,283

Banks—9.3%
Bank of Hawaii Corp.	267,950	17,012,145
Bank of the Ozarks, Inc.	306,176	13,398,262
BankUnited, Inc.	260,450	9,311,088
BOK Financial Corp.	157,932	10,219,780
Community Bank System, Inc.	140,037	5,205,175
Cullen/Frost Bankers, Inc.	212,598	13,516,981
CVB Financial Corp.	421,500	7,039,050
First Financial Bankshares, Inc.	391,560	12,443,777
FNB Corp.	558,898	7,237,729
LegacyTexas Financial Group, Inc.	197,050	6,006,084
PacWest Bancorp	185,778	7,953,156
Westamerica Bancorp	103,700	4,608,428

		113,951,655

Beverages—0.8%
Boston Beer Co., Inc. (The) - Class A (a)	44,572	9,387,309

Building Products—1.5%
AAON, Inc.	256,622	4,973,334
Advanced Drainage Systems, Inc.	122,500	3,543,925
AO Smith Corp.	142,050	9,260,240

		17,777,499

Capital Markets—0.0%
OM Asset Management plc	22,900	353,118

Chemicals—4.4%
Balchem Corp.	205,113	12,464,717
Innophos Holdings, Inc.	131,261	5,203,186
NewMarket Corp.	10,067	3,593,919
Quaker Chemical Corp.	30,650	2,362,502
RPM International, Inc.	135,150	5,661,434
Sensient Technologies Corp.	389,550	23,879,415

		53,165,173

Commercial Services & Supplies—4.3%
Essendant, Inc.	173,024	5,611,168
G&K Services, Inc. - Class A	61,900	4,123,778
Healthcare Services Group, Inc.	433,814	14,619,532
Rollins, Inc.	744,865	20,014,523
Team, Inc. (a)	91,353	2,934,258

Commercial Services & Supplies—(Continued)
UniFirst Corp.	45,950	4,907,920

		52,211,179

Communications Equipment—1.0%
NetScout Systems, Inc. (a)	347,350	12,285,769

Construction Materials—0.4%
Eagle Materials, Inc.	76,500	5,234,130

Containers & Packaging—2.6%
Aptargroup, Inc.	363,704	23,989,916
Silgan Holdings, Inc.	148,450	7,725,338

		31,715,254

Distributors—1.7%
Pool Corp.	282,410	20,418,243

Diversified Financial Services—0.7%
MarketAxess Holdings, Inc.	88,650	8,233,812

Electrical Equipment—0.5%
Franklin Electric Co., Inc.	142,750	3,887,082
Thermon Group Holdings, Inc. (a)	111,150	2,284,133

		6,171,215

Electronic Equipment, Instruments & Components—5.7%
Badger Meter, Inc.	133,138	7,729,992
Cognex Corp.	165,000	5,671,050
FARO Technologies, Inc. (a)	69,100	2,418,500
FEI Co.	210,904	15,404,428
Littelfuse, Inc.	79,950	7,287,443
MTS Systems Corp.	56,274	3,382,630
Rogers Corp. (a)	165,550	8,803,949
Zebra Technologies Corp. - Class A (a)	239,732	18,351,485

		69,049,477

Energy Equipment & Services—1.9%
CARBO Ceramics, Inc.	78,250	1,485,968
Dril-Quip, Inc. (a)	37,900	2,206,538
Natural Gas Services Group, Inc. (a)	211,285	4,077,800
Oceaneering International, Inc.	215,550	8,466,804
Pason Systems, Inc.	492,400	6,814,816

		23,051,926

Food & Staples Retailing—0.2%
North West Co., Inc. (The)	124,300	2,580,468

Food Products—2.9%
B&G Foods, Inc.	184,750	6,734,137
Calavo Growers, Inc.	20,300	906,192
Flowers Foods, Inc.	335,350	8,296,559
J&J Snack Foods Corp.	96,909	11,014,677
Lancaster Colony Corp.	86,500	8,432,020

		35,383,585

MSF-164

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—7.7%
Abaxis, Inc.	163,654	$7,199,139
Cantel Medical Corp.	50,050	2,837,835
Cyberonics, Inc. (a)	129,474	7,869,430
Haemonetics Corp. (a)	317,408	10,258,627
IDEXX Laboratories, Inc. (a)	230,900	17,144,325
Meridian Bioscience, Inc.	204,081	3,489,785
Natus Medical, Inc. (a)	54,500	2,150,025
Neogen Corp. (a)	46,000	2,069,540
Sirona Dental Systems, Inc. (a)	186,650	17,421,911
West Pharmaceutical Services, Inc.	437,016	23,651,306

		94,091,923

Health Care Providers & Services—3.7%
Amsurg Corp. (a)	164,492	12,782,673
Chemed Corp.	98,200	13,106,754
Henry Schein, Inc. (a)	125,850	16,702,812
U.S. Physical Therapy, Inc.	45,300	2,033,517

		44,625,756

Hotels, Restaurants & Leisure—4.0%
Brinker International, Inc.	249,850	13,159,599
Cheesecake Factory, Inc. (The)	132,800	7,165,888
Cracker Barrel Old Country Store, Inc.	73,150	10,773,532
Papa John’s International, Inc.	127,500	8,731,200
Texas Roadhouse, Inc.	253,750	9,439,500

		49,269,719

Household Products—2.6%
Church & Dwight Co., Inc.	381,600	32,016,240

Industrial Conglomerates—0.4%
Raven Industries, Inc.	275,679	4,672,759

Insurance—1.4%
RLI Corp.	243,390	13,028,667
Safety Insurance Group, Inc.	83,600	4,526,940

		17,555,607

Internet Software & Ser vices—0.5%
j2 Global, Inc.	94,200	6,674,070

IT Services—1.1%
Jack Henry & Associates, Inc.	186,150	12,957,901

Leisure Products—1.2%
Polaris Industries, Inc.	120,998	14,504,030

Life Sciences Tools & Services—3.7%
Bio-Techne Corp.	113,900	10,531,194
ICON plc (a)	383,587	27,223,169
PAREXEL International Corp. (a)	129,250	8,003,160

		45,757,523

Machinery—9.2%
CLARCOR, Inc.	287,902	13,727,167

Machinery—(Continued)
Donaldson Co., Inc.	173,050	4,859,244
Graco, Inc.	72,850	4,883,136
Middleby Corp. (The) (a)	134,000	14,095,460
Milacron Holdings Corp. (a)	127,200	2,232,360
Nordson Corp.	159,362	10,030,244
RBC Bearings, Inc. (a)	96,350	5,754,986
Tennant Co.	107,678	6,049,350
Toro Co. (The)	168,200	11,864,828
Valmont Industries, Inc.	90,600	8,597,034
Wabtec Corp.	343,650	30,258,382

		112,352,191

Media—2.2%
Gray Television, Inc. (a)	299,500	3,821,620
Media General, Inc. (a)	689,811	9,650,456
Nexstar Broadcasting Group, Inc. - Class A	279,500	13,234,325

		26,706,401

Metals & Mining—0.9%
Compass Minerals International, Inc.	145,500	11,402,835

Oil, Gas & Consumable Fuels—0.8%
Gulfport Energy Corp. (a)	196,100	5,820,248
Painted Pony Petroleum, Ltd. (a)	95,400	390,321
Painted Pony Petroleum, Ltd. (U.S. Listed Shares) (a)	125,800	498,835
Synergy Resources Corp. (a)	310,350	3,041,430

		9,750,834

Paper & Forest Products—0.8%
Stella-Jones, Inc.	293,350	9,458,861

Pharmaceuticals—0.4%
Phibro Animal Health Corp. - Class A	137,350	4,344,381

Professional Services—1.0%
Exponent, Inc.	285,656	12,728,831

Real Estate Management & Development—0.0%
Altisource Asset Management Corp. (a)	13,705	328,235

Road & Rail—0.2%
Genesee & Wyoming, Inc. - Class A (a)	43,300	2,558,164

Semiconductors & Semiconductor Equipment—1.0%
MKS Instruments, Inc.	13,100	439,243
Power Integrations, Inc.	281,580	11,874,229

		12,313,472

Software—9.6%
Aspen Technology, Inc. (a)	137,100	5,197,461
Computer Modelling Group, Ltd.	295,400	2,512,968
Constellation Software, Inc.	46,720	19,582,489
Descartes Systems Group, Inc. (The) (a)	258,800	4,578,172
FactSet Research Systems, Inc.	73,500	11,746,035

MSF-165

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Fair Isaac Corp.	128,250	$10,837,125
Manhattan Associates, Inc. (a)	350,776	21,853,345
Monotype Imaging Holdings, Inc.	375,043	8,183,438
NICE Systems, Ltd. (ADR)	65,500	3,689,615
Progress Software Corp. (a)	88,800	2,293,704
Qualys, Inc. (a)	56,250	1,600,875
Tyler Technologies, Inc. (a)	164,400	24,546,564

		116,621,791

Specialty Retail—3.8%
Asbury Automotive Group, Inc. (a)	70,700	5,737,305
Hibbett Sports, Inc. (a)	201,350	7,049,263
Lithia Motors, Inc. - Class A	59,550	6,437,951
Monro Muffler Brake, Inc.	59,450	4,015,848
Sally Beauty Holdings, Inc. (a)	325,050	7,719,937
Tractor Supply Co.	176,150	14,852,968

		45,813,272

Technology Hardware, Storage & Peripherals—0.9%
Electronics For Imaging, Inc. (a)	243,950	10,558,156

Trading Companies & Distributors—1.4%
Applied Industrial Technologies, Inc.	209,721	8,000,856
Watsco, Inc.	80,275	9,510,982

		17,511,838

Total Common Stocks (Cost $872,564,827)		1,202,449,286

Short-Term Investment—1.5%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $19,139,070 on 10/01/15, collateralized by $19,070,000 U.S. Treasury Note at 1.625% due 04/30/19 with a value of $19,522,913.	19,139,070	19,139,070

Total Short-Term Investments (Cost $19,139,070)		19,139,070

Total Investments—100.1% (Cost $891,703,897) (b)		1,221,588,356
Other assets and liabilities (net)—(0.1)%		(1,789,279)

Net Assets—100.0%		$1,219,799,077

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of September 30, 2015, the aggregate cost of investments was $891,703,897. The aggregate unrealized appreciation and depreciation of investments were $368,058,000 and $(38,173,541), respectively, resulting in net unrealized appreciation of $329,884,459.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-166

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,192,990,425	$9,458,861	$—	$1,202,449,286
Total Short-Term Investment*	—	19,139,070	—	19,139,070
Total Investments	$1,192,990,425	$28,597,931	$—	$1,221,588,356

*	See Schedule of Investments for additional detailed categorizations.

MSF-167

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—93.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
AAR Corp.	16,635	$315,565
Aerojet Rocketdyne Holdings, Inc. (a) (b)	29,383	475,417
Aerovironment, Inc. (a) (b)	8,967	179,699
American Science & Engineering, Inc. (b)	3,412	121,331
Astronics Corp. (a)	9,277	375,069
Cubic Corp.	9,993	419,106
Curtiss-Wright Corp.	22,029	1,375,050
DigitalGlobe, Inc. (a) (b)	33,672	640,441
Ducommun, Inc. (a)	5,534	111,067
Engility Holdings, Inc.	8,737	225,240
Esterline Technologies Corp. (a)	14,168	1,018,537
HEICO Corp. (b)	9,014	440,604
HEICO Corp. - Class A (b)	19,195	871,645
KEYW Holding Corp. (The) (a) (b)	16,705	102,736
KLX, Inc. (a)	24,509	875,952
Kratos Defense & Security Solutions, Inc. (a) (b)	22,999	97,056
Moog, Inc. - Class A (a)	17,938	969,908
National Presto Industries, Inc. (b)	2,572	216,717
Sparton Corp. (a)	5,744	122,922
TASER International, Inc. (a) (b)	26,071	574,214
Teledyne Technologies, Inc. (a)	16,039	1,448,322
Vectrus, Inc. (a)	5,231	115,291

		11,091,889

Air Freight & Logistics—0.4%
Air Transport Services Group, Inc. (a)	25,431	217,435
Atlas Air Worldwide Holdings, Inc. (a)	12,481	431,343
Echo Global Logistics, Inc. (a)	14,649	287,121
Forward Air Corp.	13,604	564,430
HUB Group, Inc. - Class A (a)	17,356	631,932
Park-Ohio Holdings Corp.	4,748	137,027
UTi Worldwide, Inc. (a) (b)	43,885	201,432
XPO Logistics, Inc. (a) (b)	33,146	789,869

		3,260,589

Airlines—0.4%
Allegiant Travel Co. (b)	6,222	1,345,507
Hawaiian Holdings, Inc. (a) (b)	22,098	545,379
Republic Airways Holdings, Inc. (a)	25,131	145,257
SkyWest, Inc.	24,419	407,309
Virgin America, Inc. (a) (b)	11,940	408,706

		2,852,158

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc. (a)	34,595	689,824
Cooper Tire & Rubber Co.	26,053	1,029,354
Cooper-Standard Holding, Inc. (a) (b)	6,881	399,098
Dana Holding Corp. (b)	75,676	1,201,735
Dorman Products, Inc. (a) (b)	12,774	650,069
Drew Industries, Inc.	11,598	633,367
Federal-Mogul Holdings Corp. (a) (b)	14,782	100,961
Fox Factory Holding Corp. (a)	8,514	143,546
Gentherm, Inc. (a)	17,276	776,038

Auto Components—(Continued)
Metaldyne Performance Group, Inc.	4,718	99,125
Modine Manufacturing Co. (a)	23,187	182,482
Motorcar Parts of America, Inc. (a)	8,000	250,720
Remy International, Inc.	13,745	402,041
Standard Motor Products, Inc.	9,638	336,173
Stoneridge, Inc. (a)	13,705	169,120
Strattec Security Corp. (b)	1,911	120,508
Superior Industries International, Inc.	12,615	235,648
Tenneco, Inc. (a)	27,562	1,233,951
Tower International, Inc. (a)	10,455	248,411

		8,902,171

Automobiles—0.0%
Winnebago Industries, Inc. (b)	12,257	234,722

Banks—8.7%
1st Source Corp.	6,285	193,578
American National Bankshares, Inc.	4,311	101,093
Ameris Bancorp	13,498	388,068
Ames National Corp. (b)	4,647	106,556
Arrow Financial Corp. (b)	5,820	155,397
Banc of California, Inc. (b)	17,545	215,277
Bancfirst Corp.	3,589	226,466
Banco Latinoamericano de Comercio Exterior S.A. - Class E (b)	14,005	324,216
Bancorp, Inc. (The) (a)	16,557	126,164
BancorpSouth, Inc.	42,790	1,017,118
Bank of Marin Bancorp	3,199	153,520
Bank of the Ozarks, Inc. (b)	36,111	1,580,217
Banner Corp.	10,387	496,187
BBCN Bancorp, Inc.	36,725	551,609
Berkshire Hills Bancorp, Inc.	14,754	406,325
Blue Hills Bancorp, Inc. (b)	13,063	180,923
BNC Bancorp	13,407	298,038
Boston Private Financial Holdings, Inc.	40,232	470,714
Bridge Bancorp, Inc. (b)	6,098	162,878
Bryn Mawr Bank Corp.	8,151	253,252
Camden National Corp. (b)	3,953	159,701
Capital Bank Financial Corp. - Class A (a)	11,460	346,436
Cardinal Financial Corp.	14,931	343,562
Cathay General Bancorp	37,025	1,109,269
Centerstate Banks, Inc.	21,605	317,594
Central Pacific Financial Corp.	10,976	230,167
Chemical Financial Corp.	16,215	524,555
Citizens & Northern Corp. (b)	6,716	131,096
City Holding Co. (b)	6,368	313,942
CNB Financial Corp.	6,782	123,229
CoBiz Financial, Inc.	17,832	231,994
Columbia Banking System, Inc.	26,670	832,371
Community Bank System, Inc. (b)	17,554	652,482
Community Trust Bancorp, Inc.	8,162	289,833
ConnectOne Bancorp, Inc.	12,322	237,815
CU Bancorp (a) (b)	8,163	183,341
Customers Bancorp, Inc. (a)	11,686	300,330
CVB Financial Corp. (b)	46,821	781,911
Eagle Bancorp, Inc. (a) (b)	14,470	658,385
Enterprise Financial Services Corp.	9,318	234,534

MSF-168

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Farmers Capital Bank Corp. (a)	3,713	$92,268
FCB Financial Holdings, Inc. - Class A (a)	13,180	429,932
Fidelity Southern Corp.	7,991	168,930
Financial Institutions, Inc.	6,461	160,104
First Bancorp	8,573	145,741
First Bancorp/Puerto Rico (a) (b)	55,535	197,705
First Bancorp, Inc. (b)	5,308	101,383
First Busey Corp.	12,259	243,586
First Business Financial Services, Inc.	4,182	98,361
First Citizens BancShares, Inc. - Class A	3,585	810,210
First Commonwealth Financial Corp.	41,887	380,753
First Community Bancshares, Inc.	8,470	151,613
First Connecticut Bancorp, Inc.	4,702	75,796
First Financial Bancorp	28,214	538,323
First Financial Bankshares, Inc. (b)	30,535	970,402
First Financial Corp.	6,038	195,329
First Interstate BancSystem, Inc. - Class A	9,233	257,047
First Merchants Corp.	18,171	476,444
First Midwest Bancorp, Inc.	35,959	630,721
First NBC Bank Holding Co. (a)	7,557	264,797
First of Long Island Corp. (The) (b)	5,032	136,015
FirstMerit Corp.	73,866	1,305,212
Flushing Financial Corp.	15,132	302,943
FNB Corp.	81,774	1,058,973
Fulton Financial Corp.	82,075	993,107
German American Bancorp, Inc.	6,759	197,836
Glacier Bancorp, Inc.	34,955	922,462
Great Southern Bancorp, Inc.	4,991	216,110
Great Western Bancorp, Inc.	19,405	492,305
Guaranty Bancorp	8,675	142,877
Hancock Holding Co. (b)	36,160	978,128
Hanmi Financial Corp.	15,681	395,161
Heartland Financial USA, Inc.	7,703	279,542
Heritage Commerce Corp.	10,489	118,945
Heritage Financial Corp.	12,896	242,703
Heritage Oaks Bancorp	11,367	90,481
Hilltop Holdings, Inc. (a)	34,119	675,897
Home BancShares, Inc.	26,645	1,079,122
HomeTrust Bancshares, Inc. (a)	10,270	190,509
Horizon Bancorp	5,200	123,500
Iberiabank Corp.	17,718	1,031,365
Independent Bank Corp.	11,863	175,098
Independent Bank Corp./Rockland Trust	11,835	545,593
Independent Bank Group, Inc. (b)	4,624	177,700
International Bancshares Corp.	23,686	592,861
Investors Bancorp, Inc.	161,358	1,991,158
Lakeland Bancorp, Inc.	17,320	192,425
Lakeland Financial Corp.	8,139	367,476
LegacyTexas Financial Group, Inc.	22,230	677,570
MainSource Financial Group, Inc.	10,246	208,609
MB Financial, Inc.	34,863	1,137,928
Mercantile Bank Corp.	8,647	179,685
Metro Bancorp, Inc.	5,691	167,258
MidWestOne Financial Group, Inc.	3,645	106,653
National Bank Holdings Corp. - Class A	17,203	353,178
National Bankshares, Inc. (b)	3,487	108,481
National Penn Bancshares, Inc.	65,334	767,674

Banks—(Continued)
NBT Bancorp, Inc.	20,117	541,952
NewBridge Bancorp	14,434	123,122
OFG Bancorp	19,884	173,587
Old National Bancorp	54,415	758,001
Old Second Bancorp, Inc. (a)	14,296	89,064
Opus Bank	5,056	193,341
Pacific Continental Corp.	10,841	144,294
Pacific Premier Bancorp, Inc. (a)	8,535	173,431
Park National Corp. (b)	5,773	520,840
Park Sterling Corp.	17,566	119,449
Peapack Gladstone Financial Corp.	6,672	141,246
Penns Woods Bancorp, Inc. (b)	2,408	98,535
Peoples Bancorp, Inc.	10,141	210,831
Peoples Financial Services Corp. (b)	2,513	87,779
Pinnacle Financial Partners, Inc.	16,556	818,032
Preferred Bank	4,218	133,289
PrivateBancorp, Inc.	36,432	1,396,439
Prosperity Bancshares, Inc. (b)	32,417	1,591,999
QCR Holdings, Inc.	5,811	127,087
Renasant Corp.	18,544	609,170
Republic Bancorp, Inc. - Class A	5,421	133,086
S&T Bancorp, Inc.	15,660	510,829
Sandy Spring Bancorp, Inc. (b)	10,233	267,900
Seacoast Banking Corp. of Florida (a)	10,342	151,821
ServisFirst Bancshares, Inc. (b)	10,517	436,771
Sierra Bancorp	5,841	93,222
Simmons First National Corp. - Class A (b)	13,943	668,288
South State Corp.	10,917	839,190
Southside Bancshares, Inc.	12,997	358,067
Southwest Bancorp, Inc.	6,035	99,034
Square 1 Financial, Inc. - Class A (a) (b)	8,107	208,147
State Bank Financial Corp.	16,379	338,718
Sterling Bancorp	57,424	853,895
Stock Yards Bancorp, Inc. (b)	7,089	257,685
Stonegate Bank	5,132	163,249
Suffolk Bancorp	6,378	174,247
Sun Bancorp, Inc. (a)	4,652	89,272
Talmer Bancorp, Inc. - Class A	20,702	344,688
Texas Capital Bancshares, Inc. (a)	20,536	1,076,497
Tompkins Financial Corp. (b)	7,424	396,145
TowneBank	19,403	365,747
TriCo Bancshares	11,155	274,078
TriState Capital Holdings, Inc. (a) (b)	11,422	142,432
Triumph Bancorp, Inc. (a)	7,480	125,664
Trustmark Corp.	30,283	701,657
UMB Financial Corp. (b)	17,961	912,598
Umpqua Holdings Corp. (b)	102,073	1,663,790
Union Bankshares Corp.	19,078	457,872
United Bankshares, Inc. (b)	32,641	1,240,032
United Community Banks, Inc.	24,926	509,487
Univest Corp. of Pennsylvania	9,559	183,724
Valley National Bancorp (b)	107,827	1,061,018
Washington Trust Bancorp, Inc.	7,713	296,565
Webster Financial Corp.	41,644	1,483,776
WesBanco, Inc.	17,978	565,408
West Bancorp, Inc.	8,036	150,675
Westamerica Bancorp (b)	12,513	556,078

MSF-169

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Western Alliance Bancorp (a)	39,388	$1,209,605
Wilshire Bancorp, Inc. (b)	33,080	347,671
Wintrust Financial Corp.	22,057	1,178,506
Yadkin Financial Corp. (b)	10,344	222,293

		69,683,043

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a) (b)	4,062	855,498
Coca-Cola Bottling Co. Consolidated (b)	2,376	459,471
National Beverage Corp. (a) (b)	4,708	144,677

		1,459,646

Biotechnology—5.7%
ACADIA Pharmaceuticals, Inc. (a) (b)	36,940	1,221,606
Acceleron Pharma, Inc. (a) (b)	10,318	256,918
Achillion Pharmaceuticals, Inc. (a) (b)	56,103	387,672
Acorda Therapeutics, Inc. (a) (b)	20,455	542,262
Advaxis, Inc. (a) (b)	14,489	148,223
Aegerion Pharmaceuticals, Inc. (a) (b)	14,687	199,743
Agenus, Inc. (a) (b)	32,824	150,990
Aimmune Therapeutics, Inc. (a)	8,731	221,069
Akebia Therapeutics, Inc. (a)	12,500	120,750
Alder Biopharmaceuticals, Inc. (a) (b)	11,006	360,557
AMAG Pharmaceuticals, Inc. (a) (b)	16,034	637,031
Amicus Therapeutics, Inc. (a) (b)	54,026	755,824
Anacor Pharmaceuticals, Inc. (a) (b)	19,003	2,236,843
Anthera Pharmaceuticals, Inc. (a)	17,682	107,683
Ardelyx, Inc. (a)	8,277	143,027
Arena Pharmaceuticals, Inc. (a) (b)	114,310	218,332
ARIAD Pharmaceuticals, Inc. (a) (b)	81,659	476,889
Array BioPharma, Inc. (a) (b)	64,536	294,284
Arrowhead Research Corp. (a) (b)	25,887	149,109
Atara Biotherapeutics, Inc. (a) (b)	7,967	250,483
BioCryst Pharmaceuticals, Inc. (a)	34,840	397,176
BioSpecifics Technologies Corp. (a)	2,463	107,239
Blueprint Medicines Corp. (a)	5,831	124,434
Cara Therapeutics, Inc. (a)	8,290	118,464
Catalyst Pharmaceuticals, Inc. (a) (b)	37,037	111,111
Celldex Therapeutics, Inc. (a) (b)	47,742	503,201
Cepheid, Inc. (a) (b)	32,640	1,475,328
Chimerix, Inc. (a) (b)	21,221	810,642
Clovis Oncology, Inc. (a)	12,939	1,189,870
Coherus Biosciences, Inc. (a) (b)	11,228	225,009
Concert Pharmaceuticals, Inc. (a)	7,706	144,642
CTI BioPharma Corp. (a) (b)	82,130	119,910
Curis, Inc. (a) (b)	56,093	113,308
Cytokinetics, Inc. (a)	18,716	125,210
Dyax Corp. (a)	69,204	1,321,104
Dynavax Technologies Corp. (a)	15,974	392,002
Eagle Pharmaceuticals, Inc. (a) (b)	4,073	301,524
Emergent Biosolutions, Inc. (a)	13,410	382,051
Enanta Pharmaceuticals, Inc. (a) (b)	7,598	274,592
Epizyme, Inc. (a) (b)	13,833	177,892
Esperion Therapeutics, Inc. (a) (b)	6,166	145,456
Exact Sciences Corp. (a) (b)	43,408	780,910
Exelixis, Inc. (a) (b)	105,658	592,741

Biotechnology—(Continued)
FibroGen, Inc. (a)	22,468	492,499
Five Prime Therapeutics, Inc. (a) (b)	8,981	138,218
Flexion Therapeutics, Inc. (a) (b)	6,860	101,940
Foundation Medicine, Inc. (a) (b)	7,156	132,028
Galena Biopharma, Inc. (a) (b)	81,558	128,862
Genomic Health, Inc. (a) (b)	8,810	186,420
Geron Corp. (a) (b)	75,588	208,623
Global Blood Therapeutics, Inc. (a)	5,355	225,767
Halozyme Therapeutics, Inc. (a) (b)	51,119	686,528
Heron Therapeutics, Inc. (a) (b)	13,819	337,184
Idera Pharmaceuticals, Inc. (a) (b)	42,765	143,263
Ignyta, Inc. (a) (b)	9,090	79,810
ImmunoGen, Inc. (a)	39,160	375,936
Infinity Pharmaceuticals, Inc. (a) (b)	24,496	206,991
Inovio Pharmaceuticals, Inc. (a) (b)	36,297	209,797
Insmed, Inc. (a)	30,343	563,470
Insys Therapeutics, Inc. (a) (b)	11,118	316,418
Ironwood Pharmaceuticals, Inc. (a) (b)	58,760	612,279
Karyopharm Therapeutics, Inc. (a) (b)	11,019	116,030
Keryx Biopharmaceuticals, Inc. (a) (b)	50,118	176,415
Kite Pharma, Inc. (a) (b)	13,446	748,673
KYTHERA Biopharmaceuticals, Inc. (a)	12,020	901,260
La Jolla Pharmaceutical Co. (a) (b)	5,744	159,626
Lexicon Pharmaceuticals, Inc. (a) (b)	17,177	184,481
Ligand Pharmaceuticals, Inc. (a) (b)	8,179	700,531
Lion Biotechnologies, Inc. (a) (b)	25,388	146,235
MacroGenics, Inc. (a) (b)	14,803	317,080
MannKind Corp. (a) (b)	111,868	359,096
Merrimack Pharmaceuticals, Inc. (a) (b)	51,565	438,818
MiMedx Group, Inc. (a) (b)	49,469	477,376
Mirati Therapeutics, Inc. (a)	4,660	160,397
Momenta Pharmaceuticals, Inc. (a) (b)	26,806	439,887
Myriad Genetics, Inc. (a) (b)	32,284	1,210,004
Navidea Biopharmaceuticals, Inc. (a) (b)	76,361	174,103
Neurocrine Biosciences, Inc. (a)	39,063	1,554,317
NewLink Genetics Corp. (a)	8,942	320,481
Northwest Biotherapeutics, Inc. (a) (b)	18,629	116,431
Novavax, Inc. (a) (b)	123,176	870,854
OncoMed Pharmaceuticals, Inc. (a) (b)	6,539	108,482
Oncothyreon, Inc. (a) (b)	50,455	138,247
Ophthotech Corp. (a) (b)	11,108	450,096
Orexigen Therapeutics, Inc. (a) (b)	50,076	105,660
Organovo Holdings, Inc. (a) (b)	45,372	121,597
Osiris Therapeutics, Inc. (a) (b)	9,827	181,505
Otonomy, Inc. (a) (b)	7,267	129,425
OvaScience, Inc. (a) (b)	11,135	94,536
PDL BioPharma, Inc. (b)	77,531	389,981
Peregrine Pharmaceuticals, Inc. (a) (b)	101,493	103,523
Pfenex, Inc. (a)	8,039	120,665
Portola Pharmaceuticals, Inc. (a)	22,529	960,186
Progenics Pharmaceuticals, Inc. (a) (b)	32,263	184,544
Prothena Corp. plc (a) (b)	15,217	689,939
PTC Therapeutics, Inc. (a) (b)	15,786	421,486
Radius Health, Inc. (a)	15,372	1,065,433
Raptor Pharmaceutical Corp. (a)	39,815	240,881
Regulus Therapeutics, Inc. (a) (b)	14,017	91,671
Repligen Corp. (a)	15,913	443,177

MSF-170

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Retrophin, Inc. (a)	16,403	$332,325
Rigel Pharmaceuticals, Inc. (a) (b)	44,752	110,537
Sage Therapeutics, Inc. (a)	6,488	274,572
Sangamo Biosciences, Inc. (a) (b)	31,616	178,314
Sarepta Therapeutics, Inc. (a)	19,766	634,686
Seres Therapeutics, Inc. (a)	7,174	212,637
Sorrento Therapeutics, Inc. (a) (b)	13,643	114,465
Spark Therapeutics, Inc. (a) (b)	3,405	142,091
Spectrum Pharmaceuticals, Inc. (a) (b)	30,932	184,973
Synergy Pharmaceuticals, Inc. (a) (b)	42,569	225,616
TESARO, Inc. (a) (b)	10,530	422,253
TG Therapeutics, Inc. (a) (b)	16,876	170,110
Threshold Pharmaceuticals, Inc. (a) (b)	32,178	130,965
Trevena, Inc. (a)	15,812	163,654
Ultragenyx Pharmaceutical, Inc. (a)	17,776	1,712,007
Vanda Pharmaceuticals, Inc. (a) (b)	20,273	228,679
Versartis, Inc. (a) (b)	10,994	126,761
Xencor, Inc. (a) (b)	13,567	165,924
Zafgen, Inc. (a) (b)	7,873	251,542
ZIOPHARM Oncology, Inc. (a) (b)	53,630	483,206

		45,837,590

Building Products—0.9%
AAON, Inc. (b)	19,095	370,061
Advanced Drainage Systems, Inc. (b)	15,729	455,040
American Woodmark Corp. (a)	5,650	366,516
Apogee Enterprises, Inc.	13,684	610,991
Builders FirstSource, Inc. (a) (b)	21,876	277,388
Continental Building Products, Inc. (a)	14,810	304,197
Gibraltar Industries, Inc. (a)	14,856	272,608
Griffon Corp. (b)	14,438	227,687
Insteel Industries, Inc.	9,958	160,125
Masonite International Corp. (a)	14,468	876,471
NCI Building Systems, Inc. (a)	13,110	138,573
Nortek, Inc. (a) (b)	4,481	283,692
Patrick Industries, Inc. (a)	5,493	216,919
PGT, Inc. (a)	22,494	276,226
Ply Gem Holdings, Inc. (a) (b)	11,295	132,152
Quanex Building Products Corp.	17,697	321,554
Simpson Manufacturing Co., Inc.	18,335	614,039
Trex Co., Inc. (a) (b)	14,671	488,984
Universal Forest Products, Inc.	8,783	506,603

		6,899,826

Capital Markets—1.2%
Arlington Asset Investment Corp. - Class A (b)	10,056	141,287
BGC Partners, Inc. - Class A	85,161	700,023
Cohen & Steers, Inc.	9,693	266,073
Cowen Group, Inc. - Class A (a) (b)	52,786	240,704
Diamond Hill Investment Group, Inc. (b)	1,546	287,618
Evercore Partners, Inc. - Class A	16,148	811,276
Financial Engines, Inc. (b)	24,757	729,589
GAMCO Investors, Inc. - Class A	3,184	174,802
Greenhill & Co., Inc.	13,790	392,601
HFF, Inc. - Class A	17,641	595,560

Capital Markets—(Continued)
Houlihan Lokey, Inc. (a)	9,662	210,632
International FCStone, Inc. (a)	7,668	189,323
Investment Technology Group, Inc. (b)	17,949	239,440
Janus Capital Group, Inc. (b)	67,429	917,034
KCG Holdings, Inc. - Class A (a)	16,434	180,281
Ladenburg Thalmann Financial Services, Inc. (a) (b)	51,479	108,621
Moelis & Co. - Class A (b)	8,425	221,241
OM Asset Management plc (b)	9,531	146,968
Oppenheimer Holdings, Inc. - Class A	5,749	115,037
Piper Jaffray Cos. (a) (b)	5,736	207,471
Safeguard Scientifics, Inc. (a) (b)	11,857	184,258
Stifel Financial Corp. (a)	31,775	1,337,727
Virtu Financial, Inc. - Class A (b)	7,059	161,792
Virtus Investment Partners, Inc. (b)	3,430	344,715
Westwood Holdings Group, Inc.	3,352	182,181
WisdomTree Investments, Inc. (b)	50,887	820,807

		9,907,061

Chemicals—1.6%
A. Schulman, Inc.	12,946	420,357
American Vanguard Corp. (b)	14,887	172,094
Axiall Corp.	33,438	524,642
Balchem Corp. (b)	14,418	876,182
Calgon Carbon Corp.	26,333	410,268
Chase Corp.	3,533	139,165
Chemtura Corp. (a)	31,150	891,513
Ferro Corp. (a)	34,923	382,407
Flotek Industries, Inc. (a) (b)	26,380	440,546
FutureFuel Corp.	10,195	100,727
Hawkins, Inc. (b)	4,778	183,953
HB Fuller Co.	23,919	811,811
Innophos Holdings, Inc.	9,884	391,802
Innospec, Inc. (b)	11,303	525,702
Intrepid Potash, Inc. (a) (b)	26,794	148,439
KMG Chemicals, Inc.	5,294	102,121
Koppers Holdings, Inc.	10,265	207,045
Kraton Performance Polymers, Inc. (a)	16,524	295,779
LSB Industries, Inc. (a)	9,253	141,756
Minerals Technologies, Inc.	15,461	744,602
Olin Corp. (b)	33,675	566,077
OM Group, Inc.	13,515	444,508
OMNOVA Solutions, Inc. (a)	22,821	126,428
PolyOne Corp. (b)	40,607	1,191,409
Quaker Chemical Corp.	6,591	508,034
Rayonier Advanced Materials, Inc	19,176	117,357
Senomyx, Inc. (a) (b)	21,596	96,318
Sensient Technologies Corp.	21,287	1,304,893
Stepan Co.	9,701	403,659
Trecora Resources (a)	10,819	134,372
Tredegar Corp.	13,367	174,840
Trinseo S.A. (a) (b)	6,267	158,242
Tronox, Ltd. - Class A (b)	30,359	132,669

		13,269,717

MSF-171

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—2.0%
ABM Industries, Inc.	25,134	$686,410
ACCO Brands Corp. (a)	52,031	367,859
ARC Document Solutions, Inc. (a)	20,330	120,964
Brady Corp. - Class A (b)	22,732	446,911
Brink’s Co. (The)	21,854	590,277
Casella Waste Systems, Inc. - Class A (a)	20,153	116,887
Ceco Environmental Corp.	10,889	89,181
Deluxe Corp. (b)	22,477	1,252,868
Ennis, Inc.	14,123	245,175
Essendant, Inc.	16,899	548,035
G&K Services, Inc. - Class A	9,849	656,140
Healthcare Services Group, Inc. (b)	31,970	1,077,389
Herman Miller, Inc.	26,382	760,857
HNI Corp. (b)	20,250	868,725
InnerWorkings, Inc. (a) (b)	18,741	117,131
Interface, Inc.	31,333	703,113
Kimball International, Inc. - Class B	16,738	158,341
Knoll, Inc.	23,781	522,706
Matthews International Corp. - Class A	15,251	746,841
McGrath RentCorp (b)	13,375	356,979
Mobile Mini, Inc.	20,648	635,752
MSA Safety, Inc.	14,087	563,057
Multi-Color Corp.	6,168	471,790
Quad/Graphics, Inc.	13,076	158,220
SP Plus Corp. (a)	8,683	201,011
Steelcase, Inc. - Class A	38,729	713,001
Team, Inc. (a)	10,055	322,967
Tetra Tech, Inc. (c)	27,830	676,547
TRC Cos., Inc. (a)	8,816	104,293
U.S. Ecology, Inc.	10,067	439,425
UniFirst Corp.	7,187	767,643
Viad Corp.	8,637	250,387
West Corp.	24,184	541,722

		16,278,604

Communications Equipment—1.5%
ADTRAN, Inc.	24,190	353,174
Alliance Fiber Optic Products, Inc.	6,973	119,169
Applied Optoelectronics, Inc. (a)	8,235	154,653
Bel Fuse, Inc. - Class B	5,239	101,846
Black Box Corp.	10,414	153,502
CalAmp Corp. (a)	19,380	311,824
Calix, Inc. (a)	19,494	151,858
Ciena Corp. (a) (b)	57,113	1,183,381
Comtech Telecommunications Corp.	8,068	166,281
Digi International, Inc. (a)	12,500	147,375
Extreme Networks, Inc. (a)	50,414	169,391
Finisar Corp. (a) (b)	50,382	560,752
Harmonic, Inc. (a)	42,437	246,135
Infinera Corp. (a) (b)	61,567	1,204,251
InterDigital, Inc. (b)	16,034	811,320
Ixia (a)	28,748	416,559
NETGEAR, Inc. (a)	14,558	424,657
NetScout Systems, Inc. (a)	42,528	1,504,215
Oclaro, Inc. (a) (b)	49,350	113,505
Plantronics, Inc.	15,860	806,481

Communications Equipment—(Continued)
Polycom, Inc. (a)	59,648	625,111
Ruckus Wireless, Inc. (a) (b)	32,295	383,665
ShoreTel, Inc. (a)	28,961	216,339
Sonus Networks, Inc. (a) (b)	24,015	137,366
Ubiquiti Networks, Inc. (b)	14,660	496,827
ViaSat, Inc. (a) (b)	19,916	1,280,400

		12,240,037

Construction & Engineering—0.7%
Aegion Corp. (a)	17,495	288,318
Argan, Inc.	6,140	212,935
Comfort Systems USA, Inc.	16,197	441,530
Dycom Industries, Inc. (a) (b)	15,320	1,108,555
EMCOR Group, Inc.	28,642	1,267,409
Furmanite Corp. (a)	19,204	116,760
Granite Construction, Inc.	19,068	565,748
Great Lakes Dredge & Dock Corp. (a)	30,133	151,870
MasTec, Inc. (a) (b)	32,059	507,494
MYR Group, Inc. (a)	10,017	262,446
Primoris Services Corp. (b)	17,845	319,604
Tutor Perini Corp. (a) (b)	19,192	315,900

		5,558,569

Construction Materials—0.1%
Headwaters, Inc. (a)	31,498	592,162
Summit Materials, Inc. - Class A (a)	13,440	252,269
U.S. Concrete, Inc. (a) (b)	7,217	344,901

		1,189,332

Consumer Finance—0.4%
Cash America International, Inc. (b)	11,051	309,097
Encore Capital Group, Inc. (a) (b)	12,804	473,748
Enova International, Inc. (a)	12,812	130,939
Ezcorp, Inc. - Class A (a) (b)	25,213	155,564
First Cash Financial Services, Inc. (a)	12,552	502,833
Green Dot Corp. - Class A (a) (b)	21,594	380,055
Nelnet, Inc. - Class A	10,320	357,175
PRA Group, Inc. (a) (b)	22,334	1,181,915
World Acceptance Corp. (a) (b)	3,560	95,550

		3,586,876

Containers & Packaging—0.3%
AEP Industries, Inc. (a)	1,974	113,169
Berry Plastics Group, Inc. (a)	55,200	1,659,864
Greif, Inc. - Class A (b)	14,378	458,802
Myers Industries, Inc.	13,337	178,716

		2,410,551

Distributors—0.3%
Core-Mark Holding Co., Inc. (b)	11,438	748,617
Pool Corp.	20,211	1,461,255

		2,209,872

MSF-172

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—1.1%
2U, Inc. (a)	11,421	$410,014
American Public Education, Inc. (a) (b)	8,921	209,198
Apollo Education Group, Inc. (a)	44,173	488,553
Ascent Capital Group, Inc. - Class A (a) (b)	6,860	187,827
Bright Horizons Family Solutions, Inc. (a)	17,415	1,118,740
Capella Education Co.	5,633	278,946
Career Education Corp. (a)	35,115	132,032
Carriage Services, Inc. (b)	9,414	203,248
Chegg, Inc. (a) (b)	36,609	263,951
DeVry Education Group, Inc. (b)	29,702	808,191
Grand Canyon Education, Inc. (a)	22,843	867,806
Houghton Mifflin Harcourt Co. (a)	63,495	1,289,584
K12, Inc. (a)	17,337	215,672
LifeLock, Inc. (a) (b)	44,145	386,710
Regis Corp. (a) (b)	18,180	238,158
Sotheby’s (b)	27,780	888,404
Steiner Leisure, Ltd. (a)	5,716	361,137
Strayer Education, Inc. (a) (b)	5,524	303,654

		8,651,825

Diversified Financial Services—0.3%
FNFV Group (a) (b)	37,452	438,937
Gain Capital Holdings, Inc.	12,111	88,168
MarketAxess Holdings, Inc.	16,887	1,568,465
NewStar Financial, Inc. (a)	11,916	97,711
PICO Holdings, Inc. (a)	12,147	117,583
Tiptree Financial, Inc. - Class A	14,518	92,915

		2,403,779

Diversified Telecommunication Services—0.7%
8x8, Inc. (a) (b)	41,065	339,607
Atlantic Tele-Network, Inc.	4,754	351,463
Cincinnati Bell, Inc. (a)	97,588	304,474
Cogent Communications Holdings, Inc. (b)	22,011	597,819
Consolidated Communications Holdings, Inc. (b)	24,229	466,893
Fairpoint Communications, Inc. (a)	11,602	178,787
General Communication, Inc. - Class A (a)	16,537	285,429
Globalstar, Inc. (a) (b)	221,510	347,771
Hawaiian Telcom Holdco, Inc. (a)	6,401	133,013
IDT Corp. - Class B	8,438	120,663
inContact, Inc. (a) (b)	27,382	205,639
Inteliquent, Inc.	16,025	357,838
Intelsat S.A. (a) (b)	13,533	87,017
Iridium Communications, Inc. (a) (b)	38,356	235,889
Lumos Networks Corp. (b)	8,454	102,801
ORBCOMM, Inc. (a) (b)	27,147	151,480
Pacific DataVision, Inc. (a) (b)	6,964	208,224
Premiere Global Services, Inc. (a)	21,808	299,642
Straight Path Communications, Inc. -Class B (a) (b)	4,448	179,744
Vonage Holdings Corp. (a)	86,416	508,126
Windstream Holdings, Inc. (b)	47,088	289,120

		5,751,439

Electric Utilities—1.3%
ALLETE, Inc.	23,439	1,183,435
Cleco Corp.	27,239	1,450,204
El Paso Electric Co.	18,779	691,443
Empire District Electric Co. (The)	20,148	443,861
IDACORP, Inc. (b)	22,725	1,470,535
MGE Energy, Inc.	16,879	695,246
Otter Tail Corp. (b)	18,873	491,830
PNM Resources, Inc.	36,801	1,032,268
Portland General Electric Co.	40,895	1,511,888
UIL Holdings Corp.	25,300	1,271,831
Unitil Corp.	7,429	273,982

		10,516,523

Electrical Equipment—0.6%
AZZ, Inc.	12,522	609,696
Encore Wire Corp. (b)	10,537	344,244
EnerSys	20,139	1,079,048
Franklin Electric Co., Inc. (b)	23,378	636,583
Generac Holdings, Inc. (a) (b)	31,228	939,650
General Cable Corp. (b)	24,951	296,917
LSI Industries, Inc.	10,801	91,160
Plug Power, Inc. (a) (b)	84,766	155,122
Powell Industries, Inc.	4,404	132,560
PowerSecure International, Inc. (a)	11,742	135,268
Thermon Group Holdings, Inc. (a)	15,847	325,656

		4,745,904

Electronic Equipment, Instruments & Components—2.4%
Anixter International, Inc. (a)	13,642	788,235
AVX Corp.	21,871	286,291
Badger Meter, Inc. (b)	6,820	395,969
Belden, Inc.	19,726	921,007
Benchmark Electronics, Inc. (a)	24,418	531,336
Checkpoint Systems, Inc.	21,005	152,286
Coherent, Inc. (a)	10,815	591,580
CTS Corp. (b)	15,701	290,626
Daktronics, Inc. (b)	18,513	160,508
DTS, Inc. (a)	9,298	248,257
Fabrinet (a)	17,507	320,903
FARO Technologies, Inc. (a) (b)	8,551	299,285
FEI Co. (b)	19,233	1,404,778
GSI Group, Inc. (a)	18,739	238,547
II-VI, Inc. (a)	22,096	355,304
Insight Enterprises, Inc. (a) (c)	19,337	499,861
InvenSense, Inc. (a)	34,992	325,076
Itron, Inc. (a) (b)	17,053	544,161
Kimball Electronics, Inc. (a)	14,109	168,320
Knowles Corp. (a) (b)	39,623	730,252
Littelfuse, Inc.	10,194	929,183
Mercury Systems, Inc. (a)	15,581	247,894
Mesa Laboratories, Inc.	1,474	164,204
Methode Electronics, Inc.	16,575	528,743
MTS Systems Corp.	7,482	449,743
Newport Corp. (a)	20,202	277,778
OSI Systems, Inc. (a)	9,211	708,879
Park Electrochemical Corp.	10,569	185,909

MSF-173

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
PC Connection, Inc.	5,366	$111,237
Plexus Corp. (a) (c)	15,326	591,277
RealD, Inc. (a) (b)	18,684	179,553
Rofin-Sinar Technologies, Inc. (a)	13,337	345,828
Rogers Corp. (a)	8,965	476,759
Sanmina Corp. (a)	38,495	822,638
ScanSource, Inc. (a)	12,148	430,768
SYNNEX Corp.	13,395	1,139,379
Tech Data Corp. (a)	17,007	1,164,979
TTM Technologies, Inc. (a) (b)	26,923	167,730
Universal Display Corp. (a)	19,252	652,643
Vishay Intertechnology, Inc. (b)	63,046	610,916

		19,438,622

Energy Equipment & Services—0.9%
Atwood Oceanics, Inc. (b)	30,196	447,203
Bristow Group, Inc.	17,044	445,871
C&J Energy Services, Ltd. (a) (b)	43,044	151,515
CARBO Ceramics, Inc. (b)	9,292	176,455
Era Group, Inc. (a)	10,332	154,670
Exterran Holdings, Inc.	32,296	581,328
Forum Energy Technologies, Inc. (a)	29,182	356,312
Geospace Technologies Corp. (a) (b)	6,866	94,819
Helix Energy Solutions Group, Inc. (a) (b)	52,891	253,348
Hornbeck Offshore Services, Inc. (a) (b)	18,165	245,772
Matrix Service Co. (a) (b)	14,196	318,984
McDermott International, Inc. (a) (b)	116,414	500,580
Natural Gas Services Group, Inc. (a)	6,643	128,210
Newpark Resources, Inc. (a)	42,672	218,481
Oil States International, Inc. (a)	24,052	628,479
Parker Drilling Co. (a) (b)	61,149	160,822
PHI, Inc. (a)	6,426	121,323
RigNet, Inc. (a) (b)	7,930	202,215
SEACOR Holdings, Inc. (a) (b)	8,562	512,093
Tesco Corp. (b)	18,090	129,163
TETRA Technologies, Inc. (a)	39,068	230,892
Tidewater, Inc. (b)	22,085	290,197
U.S. Silica Holdings, Inc. (b)	26,394	371,892
Unit Corp. (a) (b)	23,609	265,837

		6,986,461

Food & Staples Retailing—0.9%
Andersons, Inc. (The)	13,251	451,329
Casey’s General Stores, Inc.	17,736	1,825,389
Chefs’ Warehouse, Inc. (The) (a) (b)	8,577	121,450
Fresh Market, Inc. (The) (a) (b)	21,412	483,697
Ingles Markets, Inc. - Class A	6,173	295,255
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	4,644	105,372
Pricesmart, Inc. (b)	9,262	716,323
Smart & Final Stores, Inc. (a)	12,072	189,651
SpartanNash Co.	16,917	437,304
SUPERVALU, Inc. (a)	122,481	879,414
United Natural Foods, Inc. (a) (b)	22,511	1,092,009
Weis Markets, Inc.	6,205	259,059

		6,856,252

Food Products—1.6%
B&G Foods, Inc. (b)	26,847	978,573
Boulder Brands, Inc. (a) (b)	27,376	224,209
Cal-Maine Foods, Inc. (b)	14,936	815,655
Calavo Growers, Inc. (b)	7,353	328,238
Darling Ingredients, Inc. (a)	73,666	828,006
Dean Foods Co.	44,397	733,438
Diamond Foods, Inc. (a)	11,938	368,407
Farmer Bros Co. (a)	3,967	108,101
Fresh Del Monte Produce, Inc.	15,644	618,094
Freshpet, Inc. (a) (b)	10,328	108,444
J&J Snack Foods Corp.	7,001	795,734
John B Sanfilippo & Son, Inc.	4,642	237,949
Lancaster Colony Corp. (b)	8,260	805,185
Landec Corp. (a)	14,010	163,497
Limoneira Co. (b)	4,954	82,880
Omega Protein Corp. (a)	11,349	192,592
Post Holdings, Inc. (a) (b)	28,462	1,682,104
Sanderson Farms, Inc. (b)	10,180	698,043
Seaboard Corp. (a)	116	357,164
Seneca Foods Corp. - Class A (a)	4,612	121,526
Snyders-Lance, Inc. (b)	22,934	773,564
Tootsie Roll Industries, Inc. (b)	9,118	285,302
TreeHouse Foods, Inc. (a)	19,516	1,518,150

		12,824,855

Gas Utilities—1.1%
Chesapeake Utilities Corp.	6,975	370,233
Laclede Group, Inc. (The) (b)	19,321	1,053,574
New Jersey Resources Corp.	41,016	1,231,710
Northwest Natural Gas Co. (b)	13,257	607,701
ONE Gas, Inc. (b)	23,563	1,068,111
Piedmont Natural Gas Co., Inc. (b)	35,782	1,433,785
South Jersey Industries, Inc.	31,808	803,152
Southwest Gas Corp.	22,160	1,292,371
WGL Holdings, Inc. (b)	22,985	1,325,545

		9,186,182

Health Care Equipment & Supplies—3.5%
Abaxis, Inc. (b)	11,146	490,313
ABIOMED, Inc. (a) (b)	19,803	1,836,926
Accuray, Inc. (a)	37,218	185,904
Analogic Corp. (b)	5,372	440,719
AngioDynamics, Inc. (a)	13,423	177,049
Anika Therapeutics, Inc. (a)	7,087	225,579
Antares Pharma, Inc. (a) (b)	77,224	131,281
AtriCure, Inc. (a) (b)	12,896	282,551
Atrion Corp. (b)	618	231,725
Cantel Medical Corp.	16,951	961,122
Cardiovascular Systems, Inc. (a) (b)	14,951	236,824
Cerus Corp. (a) (b)	58,685	266,430
ConforMIS, Inc. (a)	9,445	170,577
CONMED Corp.	12,540	598,660
CryoLife, Inc.	17,220	167,551
Cutera, Inc. (a)	7,303	95,523
Cyberonics, Inc. (a)	11,647	707,905
Cynosure, Inc. - Class A (a)	11,463	344,348

MSF-174

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Endologix, Inc. (a) (b)	32,408	$397,322
Exactech, Inc. (a)	5,386	93,878
GenMark Diagnostics, Inc. (a) (b)	19,362	152,379
Globus Medical, Inc. - Class A (a) (b)	32,393	669,239
Greatbatch, Inc. (a) (b)	12,931	729,567
Haemonetics Corp. (a)	24,041	777,005
Halyard Health, Inc. (a)	21,675	616,437
HeartWare International, Inc. (a) (b)	8,570	448,297
ICU Medical, Inc. (a)	6,398	700,581
Inogen, Inc. (a)	7,470	362,668
Insulet Corp. (a) (b)	27,643	716,230
Integra LifeSciences Holdings Corp. (a)	13,234	788,085
Invacare Corp. (b)	15,930	230,507
InVivo Therapeutics Holdings Corp. (a) (b)	14,692	126,645
K2M Group Holdings, Inc. (a)	8,524	158,546
LDR Holding Corp. (a)	10,928	377,344
Masimo Corp. (a)	21,582	832,202
Meridian Bioscience, Inc. (b)	22,552	385,639
Merit Medical Systems, Inc. (a)	21,638	517,365
Natus Medical, Inc. (a)	16,472	649,820
Neogen Corp. (a)	17,828	802,082
Nevro Corp. (a) (b)	7,164	332,338
NuVasive, Inc. (a)	21,973	1,059,538
NxStage Medical, Inc. (a)	30,508	481,111
OraSure Technologies, Inc. (a) (b)	29,491	130,940
Orthofix International NV (a)	9,598	323,932
Oxford Immunotec Global plc (a) (b)	8,922	120,447
Quidel Corp. (a) (b)	13,903	262,489
Rockwell Medical, Inc. (a) (b)	22,438	172,997
RTI Surgical, Inc. (a) (b)	28,130	159,778
Spectranetics Corp. (The) (a) (b)	21,548	254,051
STAAR Surgical Co. (a) (b)	19,419	150,691
STERIS Corp.	28,118	1,826,826
SurModics, Inc. (a)	5,420	118,373
Thoratec Corp. (a)	24,776	1,567,330
Utah Medical Products, Inc.	2,002	107,848
Vascular Solutions, Inc. (a)	7,433	240,904
West Pharmaceutical Services, Inc. (b)	32,889	1,779,953
Wright Medical Group NV (a)	17,693	360,760
Wright Medical Group, Inc. (a) (b)	24,578	516,630
Zeltiq Aesthetics, Inc. (a)	14,709	471,129

		28,520,890

Health Care Providers & Services—2.7%
AAC Holdings, Inc. (a)	4,189	93,205
Aceto Corp.	12,766	350,427
Addus HomeCare Corp. (a)	3,353	104,446
Adeptus Health, Inc. - Class A (a) (b)	2,999	242,199
Air Methods Corp. (a) (b)	18,730	638,506
Almost Family, Inc. (a)	4,667	186,913
Amedisys, Inc. (a) (b)	13,972	530,517
AMN Healthcare Services, Inc. (a)	23,983	719,730
Amsurg Corp. (a)	22,435	1,743,424
BioTelemetry, Inc. (a)	15,006	183,673
Capital Senior Living Corp. (a)	14,260	285,913
Chemed Corp.	7,941	1,059,885

Health Care Providers & Services—(Continued)
Civitas Solutions, Inc. (a)	6,456	147,972
Corvel Corp. (a)	5,325	171,998
Cross Country Healthcare, Inc. (a)	16,495	224,497
Diplomat Pharmacy, Inc. (a) (b)	17,028	489,214
Ensign Group, Inc. (The)	11,187	476,902
ExamWorks Group, Inc. (a) (b)	19,285	563,893
Genesis Healthcare, Inc. (a)	18,387	112,712
Hanger, Inc. (a) (b)	17,356	236,736
HealthEquity, Inc. (a) (b)	17,002	502,409
HealthSouth Corp. (b)	42,069	1,614,188
Healthways, Inc. (a) (b)	16,239	180,578
IPC Healthcare, Inc. (a) (b)	7,683	596,892
Kindred Healthcare, Inc.	38,603	607,997
Landauer, Inc. (b)	5,165	191,053
LHC Group, Inc. (a)	6,847	306,540
Magellan Health, Inc. (a)	12,415	688,163
Molina Healthcare, Inc. (a)	18,233	1,255,342
National Healthcare Corp.	5,246	319,429
Owens & Minor, Inc. (b)	28,845	921,309
PharMerica Corp. (a)	13,843	394,110
Providence Service Corp. (The) (a)	6,975	303,971
RadNet, Inc. (a) (b)	17,918	99,445
Select Medical Holdings Corp.	48,954	528,214
Surgical Care Affiliates, Inc. (a)	10,168	332,392
Team Health Holdings, Inc. (a)	33,000	1,782,990
Teladoc, Inc. (a)	8,519	189,889
Triple-S Management Corp. - Class B (a)	12,074	215,038
U.S. Physical Therapy, Inc.	6,011	269,834
Universal American Corp. (a) (b)	20,509	140,282
WellCare Health Plans, Inc. (a) (b)	20,280	1,747,730

		21,750,557

Health Care Technology—0.5%
Computer Programs & Systems, Inc. (b)	5,856	246,713
Evolent Health, Inc. - Class A (a)	11,694	186,636
HealthStream, Inc. (a)	12,016	262,069
HMS Holdings Corp. (a)	44,959	394,290
MedAssets, Inc. (a)	27,335	548,340
Medidata Solutions, Inc. (a)	25,035	1,054,224
Merge Healthcare, Inc. (a)	38,387	272,548
Omnicell, Inc. (a)	16,403	510,133
Press Ganey Holdings, Inc. (a)	6,250	184,938
Quality Systems, Inc. (b)	24,814	309,679
Vocera Communications, Inc. (a)	11,244	128,294

		4,097,864

Hotels, Restaurants & Leisure—3.3%
Belmond, Ltd. - Class A (a)	45,218	457,154
Biglari Holdings, Inc. (a)	871	318,560
BJ’s Restaurants, Inc. (a) (b)	10,878	468,080
Bloomin’ Brands, Inc.	57,635	1,047,804
Bob Evans Farms, Inc. (b)	10,847	470,217
Boyd Gaming Corp. (a) (b)	36,081	588,120
Buffalo Wild Wings, Inc. (a)	8,659	1,674,917
Caesars Acquisition Co. - Class A (a)	23,146	164,337
Caesars Entertainment Corp. (a) (b)	25,824	152,103

MSF-175

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Carrols Restaurant Group, Inc. (a)	17,458	$207,750
Cheesecake Factory, Inc. (The) (b)	22,672	1,223,381
Churchill Downs, Inc.	5,964	798,043
Chuy’s Holdings, Inc. (a)	8,272	234,925
ClubCorp Holdings, Inc.	20,723	444,716
Cracker Barrel Old Country Store, Inc. (b)	9,084	1,337,891
Dave & Buster’s Entertainment, Inc. (a)	10,814	409,094
Del Frisco’s Restaurant Group, Inc. (a)	12,052	167,402
Denny’s Corp. (a)	39,857	439,623
Diamond Resorts International, Inc. (a) (b)	19,545	457,158
DineEquity, Inc.	7,910	725,031
Eldorado Resorts, Inc. (a)	14,157	127,696
Fiesta Restaurant Group, Inc. (a) (b)	13,371	606,642
Habit Restaurants, Inc. (The) - Class A (a) (b)	5,649	120,945
International Speedway Corp. - Class A	12,935	410,298
Interval Leisure Group, Inc. (b)	19,771	362,996
Isle of Capri Casinos, Inc. (a)	12,013	209,507
Jack in the Box, Inc.	17,122	1,319,079
Jamba, Inc. (a) (b)	9,661	137,669
Krispy Kreme Doughnuts, Inc. (a)	33,031	483,244
La Quinta Holdings, Inc. (a)	43,635	688,560
Marcus Corp. (The)	9,550	184,697
Marriott Vacations Worldwide Corp.	12,016	818,770
Papa John’s International, Inc. (b)	13,488	923,658
Penn National Gaming, Inc. (a) (b)	39,538	663,448
Pinnacle Entertainment, Inc. (a)	27,177	919,670
Planet Fitness, Inc. - Class A (a)	12,117	207,685
Popeyes Louisiana Kitchen, Inc. (a)	10,245	577,408
Potbelly Corp. (a)	8,334	91,757
Red Robin Gourmet Burgers, Inc. (a)	6,216	470,800
Ruby Tuesday, Inc. (a)	30,240	187,790
Ruth’s Hospitality Group, Inc.	17,912	290,891
Scientific Games Corp. - Class A (a) (b)	23,377	244,290
SeaWorld Entertainment, Inc. (b)	32,101	571,719
Shake Shack, Inc. - Class A (a) (b)	2,909	137,887
Sonic Corp. (b)	24,157	554,403
Speedway Motorsports, Inc.	7,078	127,758
Texas Roadhouse, Inc. (b)	31,432	1,169,270
Vail Resorts, Inc.	16,836	1,762,392
Zoe’s Kitchen, Inc. (a) (b)	9,191	362,953

		26,520,188

Household Durables—1.3%
Bassett Furniture Industries, Inc.	5,374	149,666
Beazer Homes USA, Inc. (a)	13,700	182,621
Cavco Industries, Inc. (a)	4,452	303,137
Century Communities, Inc. (a)	7,561	150,086
CSS Industries, Inc.	4,201	110,654
Ethan Allen Interiors, Inc. (b)	12,159	321,119
Green Brick Partners, Inc. (a)	12,016	130,133
Helen of Troy, Ltd. (a) (b)	12,978	1,158,935
Hooker Furniture Corp.	5,444	128,152
Hovnanian Enterprises, Inc. - Class A (a) (b)	60,910	107,811
Installed Building Products, Inc. (a)	9,469	239,376
iRobot Corp. (a) (b)	14,746	429,699

Household Durables—(Continued)
KB Home (b)	37,768	511,756
La-Z-Boy, Inc.	22,985	610,482
LGI Homes, Inc. (a) (b)	8,210	223,230
Libbey, Inc.	10,247	334,155
M/I Homes, Inc. (a)	12,868	303,427
MDC Holdings, Inc. (b)	19,869	520,170
Meritage Homes Corp. (a)	17,972	656,338
NACCO Industries, Inc. - Class A	2,380	113,169
Ryland Group, Inc. (The) (b)	21,072	860,370
Standard Pacific Corp. (a) (b)	68,660	549,280
Taylor Morrison Home Corp. - Class A (a) (b)	15,532	289,827
TRI Pointe Group, Inc. (a)	72,675	951,316
Universal Electronics, Inc. (a)	7,461	313,586
WCI Communities, Inc. (a)	6,498	147,050
William Lyon Homes - Class A (a) (b)	9,057	186,574
ZAGG, Inc. (a)	15,041	102,128

		10,084,247

Household Products—0.2%
Central Garden & Pet Co. - Class A (a)	20,661	332,849
HRG Group, Inc. (a) (b)	34,547	405,236
Orchids Paper Products Co. (b)	5,348	139,583
WD-40 Co. (b)	6,750	601,222

		1,478,890

Independent Power and Renewable Electricity Producers—0.5%
Abengoa Yield plc (b)	22,721	376,033
Atlantic Power Corp. (b)	57,898	107,690
Dynegy, Inc. (a) (b)	59,317	1,226,082
NRG Yield, Inc. - Class A (b)	16,087	179,370
NRG Yield, Inc. - Class C (b)	29,107	337,932
Ormat Technologies, Inc. (b)	16,649	566,566
Pattern Energy Group, Inc. (b)	23,960	457,396
Talen Energy Corp. (a)	38,673	390,597
TerraForm Global, Inc. - Class A (a)	32,539	216,710
Vivint Solar, Inc. (a) (b)	12,006	125,823

		3,984,199

Industrial Conglomerates—0.0%
Raven Industries, Inc. (b)	18,658	316,253

Insurance—2.4%
Ambac Financial Group, Inc. (a)	22,444	324,765
American Equity Investment Life Holding Co. (b)	37,681	878,344
AMERISAFE, Inc.	9,298	462,390
Argo Group International Holdings, Ltd.	12,120	685,871
Atlas Financial Holdings, Inc. (a)	5,024	92,944
Baldwin & Lyons, Inc. - Class B	4,133	89,686
Citizens, Inc. (a) (b)	22,172	164,516
CNO Financial Group, Inc. (b)	91,193	1,715,340
eHealth, Inc. (a) (b)	9,228	118,211
EMC Insurance Group, Inc.	3,800	88,198
Employers Holdings, Inc.	12,679	282,615
Enstar Group, Ltd. (a)	4,185	627,750

MSF-176

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
FBL Financial Group, Inc. - Class A	4,790	$294,681
Federated National Holding Co.	5,884	141,334
Fidelity & Guaranty Life	4,816	118,185
First American Financial Corp. (b)	49,604	1,938,028
Global Indemnity plc (a)	3,335	87,277
Greenlight Capital Re, Ltd. - Class A (a)	13,998	311,875
HCI Group, Inc. (b)	3,085	119,605
Heritage Insurance Holdings, Inc. (a)	11,792	232,656
Horace Mann Educators Corp.	17,577	583,908
Infinity Property & Casualty Corp.	5,597	450,782
James River Group Holdings, Ltd.	4,499	120,978
Kemper Corp.	20,321	718,754
Maiden Holdings, Ltd. (b)	21,117	293,104
MBIA, Inc. (a) (b)	59,378	361,018
National General Holdings Corp.	18,792	362,498
National Interstate Corp.	3,534	94,287
National Western Life Insurance Co. - Class A	1,054	234,726
Navigators Group, Inc. (The) (a)	5,301	413,372
OneBeacon Insurance Group, Ltd. - Class A	11,496	161,404
Primerica, Inc. (b)	23,745	1,070,187
RLI Corp. (b)	19,966	1,068,780
Safety Insurance Group, Inc.	6,815	369,032
Selective Insurance Group, Inc.	25,443	790,260
State Auto Financial Corp. (b)	7,940	181,111
State National Cos., Inc. (b)	15,205	142,167
Stewart Information Services Corp.	11,286	461,710
Symetra Financial Corp.	33,364	1,055,637
Third Point Reinsurance, Ltd. (a) (b)	39,485	531,073
United Fire Group, Inc.	9,732	341,107
United Insurance Holdings Corp. (b)	8,654	113,800
Universal Insurance Holdings, Inc. (b)	16,046	473,999

		19,167,965

Internet & Catalog Retail—0.7%
1-800-Flowers.com, Inc. - Class A (a) (b)	13,348	121,467
Blue Nile, Inc. (a) (b)	6,605	221,532
Etsy, Inc. (a) (b)	12,070	165,238
FTD Cos., Inc. (a)	9,600	286,080
HSN, Inc.	14,732	843,260
Lands’ End, Inc. (a) (b)	8,472	228,829
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	771,582
Nutrisystem, Inc.	14,262	378,228
Overstock.com, Inc. (a)	6,447	110,630
PetMed Express, Inc. (b)	11,281	181,624
Shutterfly, Inc. (a) (b)	17,108	611,611
Travelport Worldwide, Ltd.	49,436	653,544
Wayfair, Inc. - Class A (a) (b)	9,556	335,033
zulily, Inc. - Class A (a)	31,059	540,427

		5,449,085

Internet Software & Services—2.4%
Actua Corp. (a)	20,148	236,940
Angie’s List, Inc. (a) (b)	21,237	107,034
Bankrate, Inc. (a)	31,827	329,409

Internet Software & Services—(Continued)
Bazaarvoice, Inc. (a) (b)	25,119	113,287
Benefitfocus, Inc. (a) (b)	3,815	119,219
Blucora, Inc. (a)	20,338	280,054
Carbonite, Inc. (a)	9,013	100,315
ChannelAdvisor Corp. (a) (b)	10,403	103,406
Cimpress NV (a) (b)	15,212	1,157,785
comScore, Inc. (a) (b)	16,327	753,491
Constant Contact, Inc. (a)	15,503	375,793
Cornerstone OnDemand, Inc. (a) (b)	26,060	859,980
Coupons.com, Inc. (a) (b)	29,125	262,125
Cvent, Inc. (a)	11,076	372,818
Dealertrack Technologies, Inc. (a) (b)	24,713	1,560,873
Demandware, Inc. (a) (b)	15,487	800,368
DHI Group, Inc. (a)	16,579	121,192
EarthLink Holdings Corp.	48,787	379,563
Endurance International Group Holdings, Inc. (a) (b)	27,384	365,850
Envestnet, Inc. (a) (b)	16,750	501,998
Everyday Health, Inc. (a) (b)	10,524	96,189
Gogo, Inc. (a) (b)	27,419	418,962
GrubHub, Inc. (a) (b)	34,851	848,273
GTT Communications, Inc. (a)	11,597	269,746
Internap Corp. (a) (b)	29,790	182,613
IntraLinks Holdings, Inc. (a)	20,583	170,633
j2 Global, Inc. (b)	21,621	1,531,848
LivePerson, Inc. (a)	29,330	221,735
LogMeIn, Inc. (a) (b)	11,323	771,776
Marketo, Inc. (a) (b)	16,297	463,161
Millennial Media, Inc. (a)	60,003	105,005
Monster Worldwide, Inc. (a) (b)	43,593	279,867
New Relic, Inc. (a) (b)	2,943	112,158
NIC, Inc.	28,494	504,629
OPOWER, Inc. (a) (b)	12,724	113,371
Q2 Holdings, Inc. (a)	9,262	228,957
QuinStreet, Inc. (a)	18,435	102,314
Reis, Inc.	4,338	98,256
RetailMeNot, Inc. (a)	18,130	149,391
SciQuest, Inc. (a)	15,491	154,910
Shutterstock, Inc. (a) (b)	9,230	279,115
SPS Commerce, Inc. (a)	7,550	512,569
Stamps.com, Inc. (a)	6,857	507,487
Textura Corp. (a)	9,452	244,240
TrueCar, Inc. (a) (b)	23,179	120,763
Web.com Group, Inc. (a)	20,520	432,562
WebMD Health Corp. (a) (b)	16,886	672,738
Wix.com, Ltd. (a) (b)	8,981	156,449
XO Group, Inc. (a)	10,743	151,799
Xoom Corp. (a)	15,422	383,699

		19,186,715

IT Services—2.3%
Acxiom Corp. (a)	37,591	742,798
Blackhawk Network Holdings, Inc. (a)	24,769	1,049,958
CACI International, Inc. - Class A (a) (c)	10,745	794,808
Cardtronics, Inc. (a) (b)	20,736	678,067
Cass Information Systems, Inc. (b)	5,928	291,243

MSF-177

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
CIBER, Inc. (a)	39,379	$125,225
Convergys Corp. (b)	44,584	1,030,336
CSG Systems International, Inc. (b)	15,258	469,946
EPAM Systems, Inc. (a)	22,632	1,686,537
Euronet Worldwide, Inc. (a)	23,694	1,755,488
Everi Holdings, Inc. (a) (b)	31,970	164,006
EVERTEC, Inc.	27,714	500,792
ExlService Holdings, Inc. (a)	16,429	606,723
Forrester Research, Inc.	5,782	181,786
Hackett Group, Inc. (The)	13,330	183,288
Heartland Payment Systems, Inc.	16,075	1,012,886
Lionbridge Technologies, Inc. (a)	31,361	154,923
Luxoft Holding, Inc. (a)	8,590	543,661
ManTech International Corp. - Class A	12,440	319,708
MAXIMUS, Inc.	30,487	1,815,806
MoneyGram International, Inc. (a)	11,813	94,740
NeuStar, Inc. - Class A (a) (b)	26,451	719,732
Perficient, Inc. (a)	17,369	268,004
Science Applications International Corp.	21,353	858,604
ServiceSource International, Inc. (a) (b)	29,419	117,676
Sykes Enterprises, Inc. (a)	16,957	432,403
Syntel, Inc. (a)	13,894	629,537
TeleTech Holdings, Inc.	7,377	197,630
Unisys Corp. (a) (b)	26,228	312,113
Virtusa Corp. (a)	13,325	683,706

		18,422,130

Leisure Products—0.3%
Arctic Cat, Inc. (b)	6,783	150,447
Callaway Golf Co.	37,265	311,163
Malibu Boats, Inc. - Class A (a)	8,768	122,576
Nautilus, Inc. (a)	16,328	244,920
Performance Sports Group, Ltd. (a)	23,135	310,472
Smith & Wesson Holding Corp. (a)	25,637	432,496
Sturm Ruger & Co., Inc.	8,538	501,095

		2,073,169

Life Sciences Tools & Services—0.5%
Accelerate Diagnostics, Inc. (a) (b)	11,348	183,611
Affymetrix, Inc. (a) (b) (c)	38,409	328,013
Albany Molecular Research, Inc. (a) (b)	12,484	217,471
Cambrex Corp. (a) (b)	15,180	602,343
Fluidigm Corp. (a) (b)	13,200	107,052
INC Research Holdings, Inc. - Class A (a)	6,230	249,200
Luminex Corp. (a) (b)	18,464	312,226
NanoString Technologies, Inc. (a) (b)	7,017	112,272
NeoGenomics, Inc. (a)	26,497	151,828
Pacific Biosciences of California, Inc. (a) (b)	27,011	98,860
PAREXEL International Corp. (a) (b)	25,560	1,582,675
PRA Health Sciences, Inc. (a) (b)	9,267	359,838
Sequenom, Inc. (a) (b)	58,571	102,499

		4,407,888

Machinery—2.4%
Actuant Corp. - Class A	26,231	482,388
Alamo Group, Inc.	4,629	216,406

Machinery—(Continued)
Albany International Corp. - Class A (b)	14,147	404,746
Altra Industrial Motion Corp. (b)	13,385	309,461
American Railcar Industries, Inc. (b)	4,708	170,241
Astec Industries, Inc.	9,004	301,724
Barnes Group, Inc.	24,622	887,623
Blount International, Inc. (a) (b)	23,822	132,689
Briggs & Stratton Corp. (b)	23,052	445,134
Chart Industries, Inc. (a) (b)	15,307	294,047
CIRCOR International, Inc.	8,835	354,460
CLARCOR, Inc.	23,140	1,103,315
Columbus McKinnon Corp.	10,074	182,944
Douglas Dynamics, Inc. (b)	9,877	196,157
EnPro Industries, Inc.	11,493	450,181
ESCO Technologies, Inc.	11,262	404,306
Federal Signal Corp.	29,548	405,103
FreightCar America, Inc.	7,047	120,927
Global Brass & Copper Holdings, Inc.	11,099	227,640
Gorman-Rupp Co. (The) (b)	10,331	247,634
Greenbrier Cos., Inc. (The) (b)	11,519	369,875
Harsco Corp.	37,700	341,939
Hillenbrand, Inc.	31,050	807,611
Hyster-Yale Materials Handling, Inc.	4,976	287,762
John Bean Technologies Corp.	12,618	482,639
Kadant, Inc.	5,766	224,932
Lindsay Corp. (b)	5,740	389,115
Lydall, Inc. (a)	9,530	271,510
Meritor, Inc. (a)	43,321	460,502
Milacron Holdings Corp. (a)	11,684	205,054
Miller Industries, Inc.	5,680	110,987
Mueller Industries, Inc.	25,607	757,455
Mueller Water Products, Inc. - Class A	70,313	538,598
Navistar International Corp. (a) (b)	23,914	304,186
NN, Inc. (b)	12,696	234,876
Proto Labs, Inc. (a) (b)	11,113	744,571
RBC Bearings, Inc. (a) (b)	10,876	649,623
Rexnord Corp. (a)	47,178	801,082
Standex International Corp.	6,262	471,842
Sun Hydraulics Corp.	10,558	290,028
Tennant Co.	8,929	501,631
Titan International, Inc.	21,944	145,050
TriMas Corp. (a)	22,514	368,104
Wabash National Corp. (a) (b)	32,109	340,034
Watts Water Technologies, Inc. - Class A	13,118	692,893
Woodward, Inc.	30,225	1,230,157

		19,359,182

Marine—0.1%
Matson, Inc.	19,132	736,391
Navios Maritime Holdings, Inc. (b)	40,671	101,271
Scorpio Bulkers, Inc. (a) (b)	150,961	220,403

		1,058,065

Media—1.4%
AMC Entertainment Holdings, Inc. - Class A	9,526	239,960
Carmike Cinemas, Inc. (a)	12,031	241,703
Crown Media Holdings, Inc. - Class A (a)	18,015	96,380

MSF-178

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Daily Journal Corp. (a) (b)	598	$111,348
DreamWorks Animation SKG, Inc. - Class A (a) (b)	35,402	617,765
Entercom Communications Corp. - Class A (a) (b)	14,538	147,706
Entravision Communications Corp. - Class A	29,645	196,843
Eros International plc (a) (b)	13,360	363,258
EW Scripps Co. (The) - Class A	25,704	454,190
Global Eagle Entertainment, Inc. (a) (b)	19,718	226,363
Gray Television, Inc. (a)	30,714	391,911
IMAX Corp. (a) (b)	28,090	949,161
Loral Space & Communications, Inc. (a)	6,669	313,976
Martha Stewart Living Omnimedia, Inc. - Class A (a)	16,064	95,741
MDC Partners, Inc. - Class A	19,973	368,102
Media General, Inc. (a) (b)	44,825	627,102
Meredith Corp.	16,258	692,266
National CineMedia, Inc.	31,052	416,718
New Media Investment Group, Inc. (b)	22,310	344,913
New York Times Co. (The) - Class A (b)	61,504	726,362
Nexstar Broadcasting Group, Inc. - Class A	14,830	702,200
Reading International, Inc. - Class A (a)	8,504	107,746
Rentrak Corp. (a) (b)	6,007	324,798
Scholastic Corp. (b)	11,930	464,793
Sinclair Broadcast Group, Inc. - Class A (b)	30,881	781,907
Time, Inc. (b)	50,164	955,624
Tribune Publishing Co.	14,706	115,295
World Wrestling Entertainment, Inc. - Class A (b)	14,120	238,628

		11,312,759

Metals & Mining—0.7%
AK Steel Holding Corp. (a) (b)	84,412	203,433
Carpenter Technology Corp. (b)	23,384	696,142
Century Aluminum Co. (a) (b)	23,547	108,316
Cliffs Natural Resources, Inc. (b)	72,553	177,029
Coeur Mining, Inc. (a) (b)	64,923	183,083
Commercial Metals Co. (b)	52,948	717,445
Globe Specialty Metals, Inc.	31,634	383,720
Haynes International, Inc.	6,653	251,750
Hecla Mining Co. (b)	174,328	343,426
Horsehead Holding Corp. (a) (b)	27,082	82,329
Kaiser Aluminum Corp. (b)	7,976	640,074
Materion Corp.	7,916	237,638
Real Industry, Inc. (a) (b)	14,514	128,013
Schnitzer Steel Industries, Inc. - Class A (b)	13,529	183,183
Stillwater Mining Co. (a) (b)	56,563	584,296
SunCoke Energy, Inc.	35,308	274,696
TimkenSteel Corp. (b)	18,629	188,526
Worthington Industries, Inc. (b)	21,412	566,990

		5,950,089

Multi-Utilities—0.4%
Avista Corp.	27,466	913,244
Black Hills Corp.	20,984	867,479

Multi-Utilities—(Continued)
NorthWestern Corp. (b)	21,079	1,134,683

		2,915,406

Multiline Retail—0.4%
Big Lots, Inc. (b)	22,924	1,098,518
Burlington Stores, Inc. (a)	34,950	1,783,848
Fred’s, Inc. - Class A (b)	16,936	200,692
Tuesday Morning Corp. (a) (b)	21,822	118,057

		3,201,115

Oil, Gas & Consumable Fuels—1.9%
Alon USA Energy, Inc. (b)	18,417	332,795
Ardmore Shipping Corp.	9,727	117,502
Bonanza Creek Energy, Inc. (a) (b)	23,473	95,535
Callon Petroleum Co. (a)	35,112	255,967
Carrizo Oil & Gas, Inc. (a)	25,277	771,960
Clayton Williams Energy, Inc. (a) (b)	3,222	125,046
Clean Energy Fuels Corp. (a) (b)	35,238	158,571
Delek U.S. Holdings, Inc.	26,403	731,363
DHT Holdings, Inc.	44,160	327,667
Dorian LPG, Ltd. (a) (b)	12,155	125,318
Frontline, Ltd. (a) (b)	53,488	143,883
GasLog, Ltd. (b)	20,748	199,596
Gener8 Maritime, Inc. (a)	15,722	172,156
Green Plains, Inc. (b)	18,400	358,064
Halcon Resources Corp. (a) (b)	177,952	94,315
Matador Resources Co. (a) (b)	34,122	707,690
Navios Maritime Acquisition Corp. (b)	40,824	143,700
Nordic American Tankers, Ltd. (b)	41,561	631,727
Northern Oil and Gas, Inc. (a) (b)	32,713	144,591
Oasis Petroleum, Inc. (a) (b)	64,797	562,438
Pacific Ethanol, Inc. (a) (b)	14,686	95,312
Panhandle Oil and Gas, Inc. - Class A	10,459	169,017
Par Petroleum Corp. (a)	9,479	197,448
Parsley Energy, Inc. - Class A (a) (b)	44,266	667,089
PDC Energy, Inc. (a) (b)	19,719	1,045,304
Peabody Energy Corp. (b)	132,802	183,267
Renewable Energy Group, Inc. (a)	22,727	188,180
REX American Resources Corp. (a) (b)	2,989	151,303
Ring Energy, Inc. (a) (b)	12,081	119,239
RSP Permian, Inc. (a) (b)	28,242	571,901
Sanchez Energy Corp. (a) (b)	24,958	153,492
Scorpio Tankers, Inc.	83,337	764,200
SemGroup Corp. - Class A (b)	20,664	893,511
Ship Finance International, Ltd. (b)	28,428	461,955
Solazyme, Inc. (a) (b)	44,324	115,242
Stone Energy Corp. (a) (b)	27,971	138,736
Synergy Resources Corp. (a) (b)	48,841	478,642
Teekay Tankers, Ltd. - Class A	40,575	279,968
Ultra Petroleum Corp. (a) (b)	71,411	456,316
Western Refining, Inc.	33,013	1,456,534
Westmoreland Coal Co. (a)	11,267	158,752

		14,945,292

Paper & Forest Products—0.5%
Boise Cascade Co. (a)	18,411	464,325

MSF-179

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—(Continued)
Clearwater Paper Corp. (a)	9,289	$438,812
Deltic Timber Corp. (b)	4,579	273,870
KapStone Paper and Packaging Corp.	37,200	614,172
Louisiana-Pacific Corp. (a) (b)	63,741	907,672
Neenah Paper, Inc.	7,745	451,379
PH Glatfelter Co.	21,278	366,407
Schweitzer-Mauduit International, Inc.	14,898	512,193
Wausau Paper Corp. (b)	19,827	126,893

		4,155,723

Personal Products—0.2%
Elizabeth Arden, Inc. (a) (b)	12,466	145,727
Inter Parfums, Inc. (b)	8,191	203,219
Medifast, Inc. (a) (b)	4,135	111,066
Natural Health Trends Corp. (b)	4,644	151,766
Nutraceutical International Corp. (a)	4,388	103,601
Revlon, Inc. - Class A (a) (b)	6,172	181,765
USANA Health Sciences, Inc. (a)	2,803	375,686

		1,272,830

Pharmaceuticals—1.6%
Aerie Pharmaceuticals, Inc. (a) (b)	9,996	177,329
Amphastar Pharmaceuticals, Inc. (a)	15,186	177,524
ANI Pharmaceuticals, Inc. (a) (b)	3,380	133,544
Aratana Therapeutics, Inc. (a) (b)	12,495	105,708
BioDelivery Sciences International, Inc. (a) (b)	20,287	112,796
Catalent, Inc. (a) (b)	38,849	944,031
Cempra, Inc. (a) (b)	15,026	418,324
Corcept Therapeutics, Inc. (a) (b)	27,975	105,186
Depomed, Inc. (a) (b)	26,785	504,897
Dermira, Inc. (a)	6,512	151,990
Durect Corp. (a)	57,821	112,751
IGI Laboratories, Inc. (a) (b)	17,629	115,294
Impax Laboratories, Inc. (a) (b)	34,206	1,204,393
Intersect ENT, Inc. (a)	6,805	159,237
Intra-Cellular Therapies, Inc. (a)	10,123	405,325
Lannett Co., Inc. (a) (b)	12,710	527,719
Medicines Co. (The) (a) (b)	32,038	1,216,162
Nektar Therapeutics (a) (b)	62,084	680,441
Ocular Therapeutix, Inc. (a) (b)	6,439	90,532
Omeros Corp. (a) (b)	18,771	205,730
Pacira Pharmaceuticals, Inc. (a) (b)	17,459	717,565
Paratek Pharmaceuticals, Inc.	5,993	113,867
Phibro Animal Health Corp. - Class A (b)	7,619	240,989
Prestige Brands Holdings, Inc. (a)	23,984	1,083,117
Relypsa, Inc. (a) (b)	15,309	283,370
Revance Therapeutics, Inc. (a) (b)	7,511	223,527
Sagent Pharmaceuticals, Inc. (a) (b)	11,006	168,722
Sciclone Pharmaceuticals, Inc. (a)	27,839	193,203
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	12,005	238,539
Supernus Pharmaceuticals, Inc. (a) (b)	15,103	211,895
Tetraphase Pharmaceuticals, Inc. (a) (b)	16,854	125,731
TherapeuticsMD, Inc. (a) (b)	59,460	348,436
Theravance Biopharma, Inc. (a)	11,720	128,803

Pharmaceuticals—(Continued)
Theravance, Inc. (b)	40,393	290,022
XenoPort, Inc. (a) (b)	30,042	104,246
Zogenix, Inc. (a) (b)	12,033	162,445
ZS Pharma, Inc. (a)	8,556	561,787

		12,745,177

Professional Services—1.3%
Acacia Research Corp.	24,564	223,041
Advisory Board Co. (The) (a)	19,022	866,262
Barrett Business Services, Inc.	3,858	165,624
CBIZ, Inc. (a) (b)	20,130	197,677
CEB, Inc.	15,450	1,055,853
CRA International, Inc. (a)	4,935	106,497
Exponent, Inc.	11,327	504,731
Franklin Covey Co. (a)	5,394	86,628
FTI Consulting, Inc. (a)	19,255	799,275
GP Strategies Corp. (a)	5,793	132,196
Heidrick & Struggles International, Inc.	9,634	187,381
Huron Consulting Group, Inc. (a)	10,297	643,871
ICF International, Inc. (a)	10,002	303,961
Insperity, Inc.	9,107	400,071
Kelly Services, Inc. - Class A	14,944	211,308
Kforce, Inc.	12,692	333,546
Korn/Ferry International	23,409	774,136
Mistras Group, Inc. (a)	8,222	105,653
Navigant Consulting, Inc. (a)	21,686	345,024
On Assignment, Inc. (a)	24,181	892,279
Resources Connection, Inc.	17,930	270,205
RPX Corp. (a)	26,264	360,342
TriNet Group, Inc. (a)	19,326	324,677
TrueBlue, Inc. (a)	19,573	439,805
WageWorks, Inc. (a)	17,251	777,675

		10,507,718

Real Estate Investment Trusts—8.7%
Acadia Realty Trust (b)	31,817	956,737
AG Mortgage Investment Trust, Inc. (b)	14,345	218,331
Agree Realty Corp.	8,695	259,546
Alexander’s, Inc. (b)	1,029	384,846
Altisource Residential Corp. (b)	23,216	323,167
American Assets Trust, Inc.	17,413	711,495
American Capital Mortgage Investment Corp. (b)	20,421	301,006
American Residential Properties, Inc. (b)	16,166	279,187
Anworth Mortgage Asset Corp.	49,995	246,975
Apollo Commercial Real Estate Finance, Inc. (b)	28,760	451,820
Apollo Residential Mortgage, Inc.	16,439	208,118
Ares Commercial Real Estate Corp. (b)	11,438	137,142
Armada Hoffler Properties, Inc.	12,863	125,671
ARMOUR Residential REIT, Inc. (b)	20,649	413,806
Ashford Hospitality Prime, Inc.	14,521	203,730
Ashford Hospitality Trust, Inc.	39,201	239,126
Bluerock Residential Growth REIT, Inc. (b)	9,427	112,935
Campus Crest Communities, Inc. (b)	31,269	166,351
Capstead Mortgage Corp. (b)	44,863	443,695

MSF-180

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
CareTrust REIT, Inc.	22,728	$257,963
CatchMark Timber Trust, Inc. - Class A	19,002	195,341
Cedar Realty Trust, Inc.	37,954	235,694
Chambers Street Properties (b)	106,980	694,300
Chatham Lodging Trust	18,798	403,781
Chesapeake Lodging Trust	28,075	731,634
Colony Capital, Inc. - Class A	52,491	1,026,724
CorEnergy Infrastructure Trust, Inc. (b)	28,854	127,535
Coresite Realty Corp. (b)	10,812	556,169
Cousins Properties, Inc. (b)	98,133	904,786
CubeSmart	74,938	2,039,063
CyrusOne, Inc.	30,768	1,004,883
CYS Investments, Inc. (b)	68,956	500,621
DCT Industrial Trust, Inc.	40,451	1,361,581
DiamondRock Hospitality Co.	87,917	971,483
DuPont Fabros Technology, Inc.	27,799	719,438
Dynex Capital, Inc. (b)	26,422	173,328
Easterly Government Properties, Inc.	5,391	85,986
EastGroup Properties, Inc.	15,137	820,123
Education Realty Trust, Inc.	22,842	752,644
EPR Properties	25,946	1,338,035
Equity One, Inc.	34,207	832,598
FelCor Lodging Trust, Inc. (b)	66,829	472,481
First Industrial Realty Trust, Inc.	50,899	1,066,334
First Potomac Realty Trust (b)	27,829	306,119
Franklin Street Properties Corp.	42,121	452,801
Geo Group, Inc. (The)	35,405	1,052,945
Getty Realty Corp. (b)	13,375	211,325
Gladstone Commercial Corp. (b)	10,038	141,636
Government Properties Income Trust (b)	33,503	536,048
Gramercy Property Trust, Inc. (b)	27,916	579,815
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	16,148	278,069
Hatteras Financial Corp.	42,090	637,663
Healthcare Realty Trust, Inc.	46,860	1,164,471
Hersha Hospitality Trust	21,188	480,120
Highwoods Properties, Inc.	42,765	1,657,144
Hudson Pacific Properties, Inc.	35,234	1,014,387
Independence Realty Trust, Inc.	15,452	111,409
InfraREIT, Inc.	10,732	254,134
Inland Real Estate Corp.	40,747	330,051
Invesco Mortgage Capital, Inc.	58,562	716,799
Investors Real Estate Trust	56,725	439,051
iStar, Inc. (a) (b)	40,007	503,288
Kite Realty Group Trust	38,856	925,161
Ladder Capital Corp. (b)	18,832	269,674
LaSalle Hotel Properties	51,101	1,450,757
Lexington Realty Trust (b)	95,516	773,680
LTC Properties, Inc.	16,934	722,574
Mack-Cali Realty Corp.	39,029	736,867
Medical Properties Trust, Inc. (b)	107,995	1,194,425
Monmouth Real Estate Investment Corp. - Class A	28,144	274,404
Monogram Residential Trust, Inc.	77,219	718,909
National Health Investors, Inc. (b)	16,672	958,473
National Storage Affiliates Trust (b)	10,849	147,004
New Residential Investment Corp.	106,527	1,395,504

Real Estate Investment Trusts—(Continued)
New Senior Investment Group, Inc.	40,485	423,473
New York Mortgage Trust, Inc. (b)	51,471	282,576
New York REIT, Inc. (b)	75,580	760,335
NexPoint Residential Trust, Inc. (b)	5,560	74,282
One Liberty Properties, Inc. (b)	6,290	134,166
Orchid Island Capital, Inc. (b)	11,326	104,765
Parkway Properties, Inc.	38,318	596,228
Pebblebrook Hotel Trust	32,175	1,140,604
Pennsylvania Real Estate Investment Trust	33,427	662,857
PennyMac Mortgage Investment Trust	35,722	552,619
Physicians Realty Trust	34,473	520,198
Potlatch Corp. (b)	19,692	566,933
Preferred Apartment Communities, Inc. - Class A (b)	11,149	121,301
PS Business Parks, Inc.	9,046	718,071
QTS Realty Trust, Inc. - Class A	13,062	570,679
RAIT Financial Trust (b)	39,654	196,684
Ramco-Gershenson Properties Trust (b)	37,976	570,020
Redwood Trust, Inc.	36,052	498,960
Resource Capital Corp. (b)	16,059	179,379
Retail Opportunity Investments Corp. (b)	44,363	733,764
Rexford Industrial Realty, Inc.	22,405	308,965
RLJ Lodging Trust (b)	59,668	1,507,810
Rouse Properties, Inc.	18,643	290,458
Ryman Hospitality Properties, Inc.	20,440	1,006,261
Sabra Health Care REIT, Inc. (b)	28,851	668,766
Saul Centers, Inc.	4,228	218,799
Select Income REIT (b)	29,295	556,898
Silver Bay Realty Trust Corp.	14,156	226,638
Sovran Self Storage, Inc.	16,136	1,521,625
STAG Industrial, Inc. (b)	30,449	554,476
Starwood Waypoint Residential Trust (b)	17,678	421,267
STORE Capital Corp. (b)	17,642	364,484
Strategic Hotels & Resorts, Inc. (a)	123,037	1,696,680
Summit Hotel Properties, Inc.	40,984	478,283
Sun Communities, Inc.	21,611	1,464,361
Sunstone Hotel Investors, Inc.	94,641	1,252,100
Terreno Realty Corp. (b)	20,992	412,283
UMH Properties, Inc. (b)	11,462	106,597
United Development Funding IV (b)	14,302	251,715
Universal Health Realty Income Trust	6,109	286,756
Urban Edge Properties	41,316	892,012
Urstadt Biddle Properties, Inc. - Class A	13,207	247,499
Washington Real Estate Investment Trust (b)	32,300	805,239
Western Asset Mortgage Capital Corp. (b)	20,929	263,915
Whitestone REIT (b)	9,513	109,685
Xenia Hotels & Resorts, Inc. (b)	53,296	930,548

		70,142,930

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	21,471	737,099
Altisource Portfolio Solutions S.A. (a)	6,754	161,015
Consolidated-Tomoka Land Co. (b)	2,461	122,558
Forestar Group, Inc. (a) (b)	17,933	235,819
FRP Holdings, Inc. (a) (b)	3,389	102,144
Kennedy-Wilson Holdings, Inc. (b)	43,109	955,727

MSF-181

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Marcus & Millichap, Inc. (a)	6,463	$297,233
RE/MAX Holdings, Inc. - Class A	4,716	169,682
St. Joe Co. (The) (a) (b)	31,148	595,861
Tejon Ranch Co. (a)	7,566	165,015

		3,542,153

Road & Rail—0.7%
ArcBest Corp.	12,815	330,243
Celadon Group, Inc.	13,029	208,725
Con-way, Inc.	26,785	1,270,948
Covenant Transportation Group, Inc. - Class A (a)	5,776	103,795
Heartland Express, Inc. (b)	21,986	438,401
Knight Transportation, Inc.	29,563	709,512
Marten Transport, Ltd.	11,626	187,992
Roadrunner Transportation Systems, Inc. (a)	13,855	254,932
Saia, Inc. (a)	11,835	366,293
Swift Transportation Co. (a) (b)	41,359	621,212
Werner Enterprises, Inc.	22,043	553,279
YRC Worldwide, Inc. (a) (b)	14,785	196,049

		5,241,381

Semiconductors & Semiconductor Equipment—2.9%
Advanced Energy Industries, Inc. (a)	17,540	461,302
Advanced Micro Devices, Inc. (a) (b)	296,073	509,246
Ambarella, Inc. (a) (b)	14,300	826,397
Amkor Technology, Inc. (a)	42,324	190,035
Applied Micro Circuits Corp. (a) (b)	37,494	199,093
Axcelis Technologies, Inc. (a)	55,739	148,823
Brooks Automation, Inc.	28,372	332,236
Cabot Microelectronics Corp. (a)	11,541	447,098
Cascade Microtech, Inc. (a)	6,920	97,849
Cavium, Inc. (a) (b)	25,863	1,587,212
Ceva, Inc. (a) (b)	9,018	167,464
Cirrus Logic, Inc. (a)	30,584	963,702
Cohu, Inc.	11,848	116,821
Diodes, Inc. (a)	18,315	391,392
DSP Group, Inc. (a)	11,248	102,469
Entegris, Inc. (a)	64,015	844,358
Exar Corp. (a) (c)	20,123	119,732
Fairchild Semiconductor International, Inc. (a)	56,225	789,399
FormFactor, Inc. (a) (c)	27,182	184,294
Inphi Corp. (a)	17,959	431,734
Integrated Device Technology, Inc. (a)	68,677	1,394,143
Integrated Silicon Solution, Inc.	14,137	303,804
Intersil Corp. - Class A	57,981	678,378
IXYS Corp.	13,771	153,684
Kopin Corp. (a) (b)	33,852	106,295
Lattice Semiconductor Corp. (a) (b)	55,774	214,730
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	10,997	318,803
MaxLinear, Inc. - Class A (a)	23,196	288,558
Microsemi Corp. (a)	44,049	1,445,688
MKS Instruments, Inc.	24,685	827,688
Monolithic Power Systems, Inc.	18,931	969,267

Semiconductors & Semiconductor Equipment—(Continued)
Nanometrics, Inc. (a)	12,771	155,040
NVE Corp.	2,605	126,447
OmniVision Technologies, Inc. (a)	26,397	693,185
PDF Solutions, Inc. (a)	13,631	136,310
Pericom Semiconductor Corp.	12,144	221,628
Photronics, Inc. (a)	30,362	275,080
PMC - Sierra, Inc. (a)	74,917	507,188
Power Integrations, Inc.	13,771	580,723
Rambus, Inc. (a) (b)	56,543	667,207
Rudolph Technologies, Inc. (a)	18,288	227,686
Semtech Corp. (a) (b)	33,156	500,656
Sigma Designs, Inc. (a) (b)	16,965	116,889
Silicon Laboratories, Inc. (a)	19,602	814,267
Synaptics, Inc. (a) (b)	16,544	1,364,218
Tessera Technologies, Inc.	24,436	791,971
Ultra Clean Holdings, Inc. (a)	15,759	90,457
Ultratech, Inc. (a)	13,618	218,160
Veeco Instruments, Inc. (a) (b)	20,425	418,917
Xcerra Corp. (a)	26,473	166,251

		23,683,974

Software—4.2%
A10 Networks, Inc. (a)	17,081	102,315
ACI Worldwide, Inc. (a)	51,842	1,094,903
American Software, Inc. - Class A (b)	12,761	120,209
Aspen Technology, Inc. (a) (b) (c)	39,380	1,492,896
AVG Technologies NV (a)	19,150	416,512
Barracuda Networks, Inc. (a)	4,133	64,392
Blackbaud, Inc.	21,648	1,214,886
Bottomline Technologies de, Inc. (a) (b)	19,170	479,442
BroadSoft, Inc. (a) (b)	14,701	440,442
Callidus Software, Inc. (a)	24,272	412,381
CommVault Systems, Inc. (a)	21,011	713,534
Digimarc Corp. (a) (b)	3,950	120,673
Ebix, Inc. (b)	12,915	322,358
Ellie Mae, Inc. (a) (b)	13,561	902,756
EnerNOC, Inc. (a) (b)	13,640	107,756
EPIQ Systems, Inc.	15,846	204,730
ePlus, Inc. (a)	2,282	180,438
Fair Isaac Corp.	14,192	1,199,224
FleetMatics Group plc (a) (b)	18,434	904,925
Gigamon, Inc. (a)	12,234	244,802
Globant S.A. (a) (b)	7,299	223,276
Glu Mobile, Inc. (a) (b)	56,662	247,613
Guidewire Software, Inc. (a) (b)	31,711	1,667,364
HubSpot, Inc. (a)	8,823	409,123
Imperva, Inc. (a) (b)	12,766	835,918
Infoblox, Inc. (a)	27,141	433,713
Interactive Intelligence Group, Inc. (a) (b)	7,901	234,739
Jive Software, Inc. (a) (b)	23,671	110,544
Manhattan Associates, Inc. (a)	34,112	2,125,178
Mentor Graphics Corp. (b)	44,994	1,108,202
MicroStrategy, Inc. - Class A (a)	4,086	802,776
Model N, Inc. (a)	10,589	105,996
Monotype Imaging Holdings, Inc.	18,592	405,677
Paycom Software, Inc. (a)	14,749	529,637

MSF-182

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Paylocity Holding Corp. (a)	7,401	$221,956
Pegasystems, Inc.	16,572	407,837
Progress Software Corp. (a)	21,844	564,231
Proofpoint, Inc. (a) (b)	17,627	1,063,261
PROS Holdings, Inc. (a) (b)	10,832	239,820
QAD, Inc. - Class A	5,009	128,230
Qlik Technologies, Inc. (a) (b)	42,908	1,563,997
Qualys, Inc. (a) (b)	11,629	330,961
Rapid7, Inc. (a)	7,419	168,782
RealPage, Inc. (a)	23,670	393,395
RingCentral, Inc. - Class A (a)	25,092	455,420
Rovi Corp. (a) (b)	41,187	432,052
Rubicon Project, Inc. (The) (a)	12,316	178,951
Sapiens International Corp. NV (b)	11,949	137,652
SeaChange International, Inc. (a) (b)	15,237	95,993
Silver Spring Networks, Inc. (a)	17,691	227,860
Synchronoss Technologies, Inc. (a) (b)	17,427	571,606
Take-Two Interactive Software, Inc. (a) (b)	38,201	1,097,515
Tangoe, Inc. (a) (b)	19,395	139,644
Telenav, Inc. (a) (b)	14,415	112,581
TiVo, Inc. (a)	45,871	397,243
Tyler Technologies, Inc. (a)	15,558	2,322,965
VASCO Data Security International, Inc. (a) (b)	15,031	256,128
Verint Systems, Inc. (a)	27,661	1,193,572
Xura, Inc. (a)	11,872	265,695
Yodlee, Inc. (a) (b)	8,912	143,751
Zendesk, Inc. (a) (b)	25,082	494,366
Zix Corp. (a)	28,558	120,229

		33,705,023

Specialty Retail—3.0%
Abercrombie & Fitch Co. - Class A (b)	32,535	689,417
America’s Car-Mart, Inc. (a) (b)	3,580	118,462
American Eagle Outfitters, Inc. (b)	90,391	1,412,811
Asbury Automotive Group, Inc. (a) (b)	12,479	1,012,671
Ascena Retail Group, Inc. (a) (b)	79,891	1,111,284
Barnes & Noble Education, Inc. (a)	15,057	191,374
Barnes & Noble, Inc.	23,825	288,521
Big 5 Sporting Goods Corp.	9,452	98,112
Boot Barn Holdings, Inc. (a) (b)	5,884	108,442
Buckle, Inc. (The) (b)	14,188	524,530
Build-A-Bear Workshop, Inc. (a)	6,759	127,677
Caleres, Inc.	20,189	616,370
Cato Corp. (The) - Class A	11,668	397,062
Chico’s FAS, Inc.	66,717	1,049,458
Children’s Place, Inc. (The) (b)	9,293	535,927
Citi Trends, Inc.	8,551	199,922
Conn’s, Inc. (a) (b)	13,796	331,656
Container Store Group, Inc. (The) (a)	8,770	123,482
Destination XL Group, Inc. (a)	18,581	107,956
Express, Inc. (a)	37,922	677,666
Finish Line, Inc. (The) - Class A	20,590	397,387
Five Below, Inc. (a) (b)	24,289	815,625
Francesca’s Holdings Corp. (a)	22,196	271,457
Genesco, Inc. (a)	11,779	672,227

Specialty Retail—(Continued)
Group 1 Automotive, Inc.	10,876	926,091
Guess?, Inc. (b)	30,485	651,160
Haverty Furniture Cos., Inc.	10,391	243,981
Hibbett Sports, Inc. (a) (b)	12,576	440,286
Kirkland’s, Inc.	9,307	200,473
Lithia Motors, Inc. - Class A	10,347	1,118,614
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	182,068
MarineMax, Inc. (a)	12,696	179,394
Mattress Firm Holding Corp. (a) (b)	9,630	402,149
Men’s Wearhouse, Inc. (The) (b)	22,434	953,894
Monro Muffler Brake, Inc. (b)	14,332	968,127
Outerwall, Inc. (b)	8,102	461,247
Party City Holdco, Inc. (a)	13,656	218,086
Pep Boys-Manny Moe & Jack (The) (a)	25,763	314,051
Pier 1 Imports, Inc. (b)	47,023	324,459
Rent-A-Center, Inc. (b)	23,338	565,946
Restoration Hardware Holdings, Inc. (a) (b)	15,345	1,431,842
Select Comfort Corp. (a)	24,198	529,452
Shoe Carnival, Inc.	8,227	195,803
Sonic Automotive, Inc. - Class A	14,688	299,929
Sportsman’s Warehouse Holdings, Inc. (a)	9,266	114,157
Stage Stores, Inc. (b)	16,362	161,002
Stein Mart, Inc.	15,504	150,079
Tile Shop Holdings, Inc. (a) (b)	14,624	175,195
Vitamin Shoppe, Inc. (a) (b)	13,117	428,139
Winmark Corp. (b)	1,140	117,329
Zumiez, Inc. (a) (b)	10,452	163,365

		23,795,814

Technology Hardware, Storage & Peripherals—0.6%
Avid Technology, Inc. (a)	17,870	142,245
Cray, Inc. (a) (b)	17,303	342,772
Diebold, Inc. (b)	30,087	895,690
Dot Hill Systems Corp. (a)	29,817	290,119
Eastman Kodak Co. (a) (b)	7,370	115,119
Electronics for Imaging, Inc. (a)	22,627	979,297
Immersion Corp. (a)	16,446	184,689
Nimble Storage, Inc. (a) (b)	23,597	569,160
QLogic Corp. (a)	44,263	453,696
Stratasys, Ltd. (a) (b)	23,667	626,939
Super Micro Computer, Inc. (a) (b)	17,788	484,901

		5,084,627

Textiles, Apparel & Luxury Goods—0.9%
Columbia Sportswear Co.	12,824	753,923
Crocs, Inc. (a) (b) (c)	36,244	468,454
Culp, Inc.	4,697	150,633
Deckers Outdoor Corp. (a) (b)	14,708	853,946
G-III Apparel Group, Ltd. (a) (b)	18,754	1,156,372
Iconix Brand Group, Inc. (a) (b)	23,416	316,584
Movado Group, Inc.	6,320	163,246
Oxford Industries, Inc.	6,557	484,431
Perry Ellis International, Inc. (a) (b)	7,318	160,703
Sequential Brands Group, Inc. (a) (b)	12,301	177,995
Steven Madden, Ltd. (a)	26,195	959,261
Tumi Holdings, Inc. (a) (b)	24,156	425,629

MSF-183

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Unifi, Inc. (a)	7,892	$235,261
Vera Bradley, Inc. (a) (b)	10,263	129,416
Wolverine World Wide, Inc. (b)	47,159	1,020,521

		7,456,375

Thrifts & Mortgage Finance—2.1%
Anchor BanCorp Wisconsin, Inc. (a)	3,695	157,370
Astoria Financial Corp.	42,231	679,919
Bank Mutual Corp. (b)	22,673	174,129
BankFinancial Corp.	9,195	114,294
Beneficial Bancorp, Inc. (a)	38,821	514,766
BofI Holding, Inc. (a) (b)	7,041	907,092
Brookline Bancorp, Inc.	33,001	334,630
Capitol Federal Financial, Inc.	67,397	816,852
Charter Financial Corp. (b)	8,185	103,786
Clifton Bancorp, Inc. (b)	13,646	189,406
Dime Community Bancshares, Inc.	15,501	261,967
Essent Group, Ltd. (a)	25,938	644,559
EverBank Financial Corp.	44,827	865,161
Federal Agricultural Mortgage Corp. - Class C	5,480	142,096
First Defiance Financial Corp.	5,038	184,189
Flagstar Bancorp, Inc. (a)	9,133	187,774
Fox Chase Bancorp, Inc. (b)	5,775	100,254
HomeStreet, Inc. (a)	10,511	242,804
Kearny Financial Corp.	43,899	503,522
LendingTree, Inc. (a)	2,772	257,879
Meridian Bancorp, Inc.	26,006	355,502
Meta Financial Group, Inc.	3,308	138,175
MGIC Investment Corp. (a) (b)	155,926	1,443,875
Nationstar Mortgage Holdings, Inc. (a) (b)	18,633	258,440
NMI Holdings, Inc. - Class A (a)	20,655	156,978
Northfield Bancorp, Inc. (b)	20,130	306,177
Northwest Bancshares, Inc.	43,929	571,077
OceanFirst Financial Corp.	6,649	114,496
Ocwen Financial Corp. (a) (b)	50,367	337,963
Oritani Financial Corp.	22,475	351,060
PennyMac Financial Services, Inc. - Class A (a)	6,364	101,824
PHH Corp. (a)	24,884	351,362
Provident Financial Services, Inc.	29,417	573,632
Radian Group, Inc.	85,918	1,366,955
Territorial Bancorp, Inc.	4,282	111,503
TrustCo Bank Corp. (b)	45,137	263,600
United Community Financial Corp.	24,319	121,595
United Financial Bancorp, Inc.	21,117	275,577
Walker & Dunlop, Inc. (a) (b)	12,545	327,174
Walter Investment Management Corp. (a) (b)	19,069	309,871
Washington Federal, Inc.	41,765	950,154
Waterstone Financial, Inc. (b)	10,693	144,142
WSFS Financial Corp. (b)	12,636	364,043

		16,677,624

Tobacco—0.2%
Universal Corp. (b)	10,350	513,049

Tobacco—(Continued)
Vector Group, Ltd. (b)	39,056	883,052

		1,396,101

Trading Companies & Distributors—0.6%
Aircastle, Ltd.	27,739	571,701
Applied Industrial Technologies, Inc. (b)	18,076	689,599
Beacon Roofing Supply, Inc. (a)	22,020	715,430
DXP Enterprises, Inc. (a) (b)	6,409	174,837
H&E Equipment Services, Inc.	15,412	257,689
Kaman Corp. (b)	11,681	418,764
MRC Global, Inc. (a) (b)	47,898	534,063
Rush Enterprises, Inc. - Class A (a)	16,786	406,221
Stock Building Supply Holdings, Inc. (a) (b)	7,700	135,597
TAL International Group, Inc. (a)	16,976	232,062
Textainer Group Holdings, Ltd. (b)	10,746	177,202
Titan Machinery, Inc. (a)	8,967	102,941
Univar, Inc. (a)	23,006	417,559
Veritiv Corp. (a) (b)	3,938	146,651

		4,980,316

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc. (a) (b)	29,211	356,374

Water Utilities—0.2%
American States Water Co.	17,191	711,707
Artesian Resources Corp. - Class A	3,766	90,911
California Water Service Group	20,433	451,978
Connecticut Water Service, Inc. (b)	4,766	174,054
Middlesex Water Co.	7,497	178,729
SJW Corp.	7,394	227,366
York Water Co. (The) (b)	6,695	140,729

		1,975,474

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. (a)	17,390	143,989
Shenandoah Telecommunications Co.	10,314	441,542
Spok Holdings, Inc.	11,723	192,961

		778,492

Total Common Stocks (Cost $619,281,187)		755,934,149

Mutual Fund—3.0%

Investment Company Security—3.0%
iShares Russell 2000 Index Fund (b) (Cost $26,013,050)	217,700	23,772,840

Rights—0.0%

Life Sciences Tools & Services—0.0%
Furiex Pharmaceuticals, Inc., Expires 07/02/16 (a) (d) (e)	3,553	34,713

MSF-184

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Rights—(Continued)

Security Description	Shares/ Principal Amount*	Value

Machinery—0.0%
Gerber Scientific, Inc. (a) (b) (e)	14,024	$0

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc., Expires 03/13/17 (a) (d) (e)	27,485	69,262

Total Rights (Cost $103,975)		103,975

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/16 (a) (b) (e) (Cost $0)	8,794	0

Short-Term Investments—29.3%

Discount Notes—3.0%
Federal Home Loan Bank
0.070%, 11/16/15 (f)	775,000	774,931
0.101%, 11/20/15 (f)	1,325,000	1,324,814
0.120%, 11/30/15 (f)	1,500,000	1,499,700
0.125%, 12/18/15 (f)	1,200,000	1,199,675
0.138%, 01/04/16 (f)	3,400,000	3,398,770
0.139%, 11/25/15 (f)	3,525,000	3,524,246
0.179%, 11/27/15 (f)	2,950,000	2,949,159
0.201%, 01/20/16 (f)	2,800,000	2,798,271
0.323%, 03/09/16 (f)	6,625,000	6,615,578

		24,085,144

Mutual Fund—26.3%
State Street Navigator Securities Lending MET Portfolio (g)	211,334,811	211,334,811

Total Short-Term Investments (Cost $235,419,955)		235,419,955

Total Investments—126.2% (Cost $880,818,167) (h)		1,015,230,919
Other assets and liabilities (net)—(26.2)%		(210,606,414)

Net Assets—100.0%		$804,624,505

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $219,966,524 and the collateral received consisted of cash in the amount of $211,334,811 and non-cash collateral with a value of $12,758,107. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $2,439,296.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(e)	Illiquid security. As of September 30, 2015, these securities represent 0.0% of net assets.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(h)	As of September 30, 2015, the aggregate cost of investments was $880,818,167. The aggregate unrealized appreciation and depreciation of investments were $213,234,445 and $(78,821,693), respectively, resulting in net unrealized appreciation of $134,412,752.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
Russell 2000 Mini Index Futures	12/18/15	197	USD	22,277,136	$(687,906)

(USD)—	United States Dollar

MSF-185

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$755,934,149	$—	$—	$755,934,149
Total Mutual Fund*	23,772,840	—	—	23,772,840
Total Rights*	—	—	103,975	103,975
Total Warrant*	0	—	—	0
Short-Term Investments
Discount Notes	—	24,085,144	—	24,085,144
Mutual Fund	211,334,811	—	—	211,334,811
Total Short-Term Investments	211,334,811	24,085,144	—	235,419,955
Total Investments	$991,041,800	$24,085,144	$103,975	$1,015,230,919

Collateral for Securities Loaned (Liability)	$—	$(211,334,811)	$—	$(211,334,811)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(687,906)	$—	$—	$(687,906)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation	Balance as of September 30, 2015	Change in Unrealized Appreciation from Investments Still Held at September 30, 2015
Rights
Life Sciences Tools & Services	$34,713	$0	$34,713	$0
Machinery	0	0	0	0
Wireless Telecommunication Services	69,262	0	69,262	0

Total	$103,975	$0	$103,975	$0

MSF-186

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Boeing Co. (The)	282,800	$37,032,660

Air Freight & Logistics—0.6%
FedEx Corp.	95,300	13,721,294

Airlines—2.1%
American Airlines Group, Inc.	853,400	33,137,522
United Continental Holdings, Inc. (a)	233,400	12,381,870

		45,519,392

Auto Components—1.1%
BorgWarner, Inc.	334,700	13,920,173
Delphi Automotive plc	117,500	8,934,700

		22,854,873

Automobiles—1.4%
Tesla Motors, Inc. (a) (b)	122,250	30,366,900

Biotechnology—8.8%
Alexion Pharmaceuticals, Inc. (a)	262,940	41,121,186
Biogen, Inc. (a)	61,390	17,914,216
BioMarin Pharmaceutical, Inc. (a)	107,300	11,300,836
Celgene Corp. (a)	324,034	35,050,758
Gilead Sciences, Inc.	323,800	31,793,922
Incyte Corp. (a)	168,100	18,546,473
Regeneron Pharmaceuticals, Inc. (a)	44,450	20,675,473
Vertex Pharmaceuticals, Inc. (a)	136,500	14,215,110

		190,617,974

Capital Markets—2.6%
BlackRock, Inc.	26,100	7,763,967
Morgan Stanley	734,000	23,121,000
State Street Corp.	214,600	14,423,266
TD Ameritrade Holding Corp.	335,500	10,682,320

		55,990,553

Chemicals—0.8%
Ashland, Inc.	128,000	12,879,360
Sherwin-Williams Co. (The)	21,820	4,861,060

		17,740,420

Communications Equipment—0.3%
Palo Alto Networks, Inc. (a)	37,000	6,364,000

Construction Materials—0.4%
Martin Marietta Materials, Inc. (b)	50,500	7,673,475

Diversified Financial Services—0.9%
Intercontinental Exchange, Inc.	81,408	19,130,066

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	45,600	6,592,392
CVS Health Corp.	209,900	20,251,152
Walgreens Boots Alliance, Inc.	243,500	20,234,850

		47,078,394

Food Products—0.4%
Keurig Green Mountain, Inc. (b)	185,700	9,682,398

Health Care Equipment & Supplies—1.3%
Intuitive Surgical, Inc. (a)	61,000	28,034,380

Health Care Providers & Services—5.6%
Anthem, Inc.	198,500	27,790,000
Cigna Corp.	126,700	17,107,034
Humana, Inc.	110,613	19,799,727
McKesson Corp.	160,300	29,660,309
UnitedHealth Group, Inc.	221,800	25,731,018

		120,088,088

Hotels, Restaurants & Leisure—4.9%
Chipotle Mexican Grill, Inc. (a)	29,000	20,887,250
Hilton Worldwide Holdings, Inc.	422,500	9,692,150
Las Vegas Sands Corp. (b)	209,800	7,966,106
Marriott International, Inc. - Class A (b)	163,800	11,171,160
MGM Resorts International (a)	1,141,720	21,064,734
Royal Caribbean Cruises, Ltd.	156,600	13,951,494
Starbucks Corp.	375,300	21,332,052

		106,064,946

Industrial Conglomerates—3.8%
Danaher Corp.	713,900	60,831,419
Roper Technologies, Inc.	135,940	21,301,798

		82,133,217

Internet & Catalog Retail—10.8%
Amazon.com, Inc. (a)	247,205	126,541,768
Netflix, Inc. (a)	83,200	8,591,232
Priceline Group, Inc. (The) (a)	64,440	79,703,258
Vipshop Holdings, Ltd. (ADR) (a) (b)	1,043,800	17,535,840

		232,372,098

Internet Software & Services—13.2%
Akamai Technologies, Inc. (a)	130,100	8,984,706
Alibaba Group Holding, Ltd. (ADR) (a)	281,956	16,626,945
Alphabet, Inc. - Class A (a)	105,570	67,392,721
Alphabet, Inc. - Class C (a)	102,702	62,485,951
Dropbox, Inc. - Class A (a) (c) (d)	214,763	3,977,411
Facebook, Inc. - Class A (a)	661,100	59,432,890
LinkedIn Corp. - Class A (a)	128,420	24,416,495
Pandora Media, Inc. (a)	283,700	6,054,158
Tencent Holdings, Ltd.	1,466,485	24,702,279
VeriSign, Inc. (a) (b)	166,400	11,741,184

		285,814,740

IT Services—6.2%
Fiserv, Inc. (a)	177,700	15,390,597
MasterCard, Inc. - Class A	659,400	59,425,128
Visa, Inc. - Class A	839,320	58,467,031

		133,282,756

MSF-187

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.3%
Flowserve Corp. (b)	223,100	$9,178,334
Wabtec Corp.	205,500	18,094,275

		27,272,609

Media—1.6%
Walt Disney Co. (The)	345,846	35,345,461

Oil, Gas & Consumable Fuels—0.6%
Concho Resources, Inc. (a)	37,700	3,705,910
EQT Corp.	55,000	3,562,350
Pioneer Natural Resources Co.	43,960	5,347,294

		12,615,554

Personal Products—0.4%
Estee Lauder Cos., Inc. (The) - Class A	117,400	9,471,832

Pharmaceuticals—5.4%
Allergan plc (a)	191,383	52,019,813
Bristol-Myers Squibb Co.	350,000	20,720,000
Valeant Pharmaceuticals International, Inc. (a)	249,200	44,452,296

		117,192,109

Professional Services—0.1%
IHS, Inc. - Class A (a)	24,900	2,888,400

Real Estate Investment Trusts—2.0%
American Tower Corp.	317,600	27,942,448
Crown Castle International Corp.	197,278	15,559,316

		43,501,764

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (a) (c) (d)	7,199	236,772

Road & Rail—0.9%
Canadian Pacific Railway, Ltd.	124,900	17,931,893
J.B. Hunt Transport Services, Inc.	26,400	1,884,960

		19,816,853

Semiconductors & Semiconductor Equipment—0.3%
ASML Holding NV (b)	71,600	6,299,368

Software—6.3%
Microsoft Corp.	1,385,700	61,331,082
Mobileye NV (a) (b)	288,600	13,125,528
NetSuite, Inc. (a) (b)	94,400	7,920,160
Red Hat, Inc. (a)	137,300	9,869,124
Salesforce.com, Inc. (a)	442,560	30,726,941
ServiceNow, Inc. (a)	177,200	12,306,540

		135,279,375

Specialty Retail—5.2%
AutoZone, Inc. (a)	35,940	26,014,450
CarMax, Inc. (a)	276,800	16,419,776
Home Depot, Inc. (The)	88,700	10,243,963

Specialty Retail—(Continued)
Lowe’s Cos., Inc.	356,100	24,542,412
Ross Stores, Inc.	289,300	14,022,371
Tractor Supply Co.	252,482	21,289,283

		112,532,255

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	471,140	51,966,742

Textiles, Apparel & Luxury Goods—2.1%
Hanesbrands, Inc.	708,600	20,506,884
NIKE, Inc. - Class B	201,500	24,778,455

		45,285,339

Total Common Stocks (Cost $1,681,862,963)		2,111,267,057

Convertible Preferred Stocks—0.6%

Internet Software & Services—0.5%
Airbnb, Inc. - Series D (a) (c) (d)	97,047	9,034,532
Airbnb, Inc. - Series E (a) (c) (d)	9,760	908,601
Living Social, Inc. - Class F (a) (c) (d)	101,591	8,971

		9,952,104

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Series E (a) (c) (d)	64,744	2,129,402

Total Convertible Preferred Stocks (Cost $7,770,316)		12,081,506

Short-Term Investments—5.2%

Mutual Funds—5.2%
State Street Navigator Securities Lending MET Portfolio (e)	94,208,953	94,208,953
T. Rowe Price Government Reserve Investment Fund (f)	18,820,128	18,820,128

Total Short-Term Investments (Cost $113,029,081)		113,029,081

Total Investments—103.5% (Cost $1,802,662,360) (g)		2,236,377,644
Other assets and liabilities (net)—(3.5)%		(75,919,189)

Net Assets—100.0%		$2,160,458,455

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $98,379,082 and the collateral received consisted of cash in the amount of $94,208,953 and non-cash collateral with a value of $4,552,485. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.8% of net assets.

MSF-188

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $16,295,689, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(f)	Affiliated Issuer.
(g)	As of September 30, 2015, the aggregate cost of investments was $1,802,662,360. The aggregate unrealized appreciation and depreciation of investments were $485,045,621 and $(51,330,337), respectively, resulting in net unrealized appreciation of $433,715,284.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	97,047	$3,951,078	$9,034,532
Airbnb, Inc. - Series E	07/14/15	9,760	908,601	908,601
Dropbox, Inc. - Class A	11/07/14	214,763	4,102,231	3,977,411
Living Social, Inc. - Class F	11/18/11	101,591	781,235	8,971
WeWork Cos., Inc. - Class A	06/23/15	7,199	236,772	236,772
WeWork Cos., Inc. - Series E	06/23/15	64,744	2,129,402	2,129,402

				$16,295,689

MSF-189

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$37,032,660	$—	$—	$37,032,660
Air Freight & Logistics	13,721,294	—	—	13,721,294
Airlines	45,519,392	—	—	45,519,392
Auto Components	22,854,873	—	—	22,854,873
Automobiles	30,366,900	—	—	30,366,900
Biotechnology	190,617,974	—	—	190,617,974
Capital Markets	55,990,553	—	—	55,990,553
Chemicals	17,740,420	—	—	17,740,420
Communications Equipment	6,364,000	—	—	6,364,000
Construction Materials	7,673,475	—	—	7,673,475
Diversified Financial Services	19,130,066	—	—	19,130,066
Food & Staples Retailing	47,078,394	—	—	47,078,394
Food Products	9,682,398	—	—	9,682,398
Health Care Equipment & Supplies	28,034,380	—	—	28,034,380
Health Care Providers & Services	120,088,088	—	—	120,088,088
Hotels, Restaurants & Leisure	106,064,946	—	—	106,064,946
Industrial Conglomerates	82,133,217	—	—	82,133,217
Internet & Catalog Retail	232,372,098	—	—	232,372,098
Internet Software & Services	257,135,050	24,702,279	3,977,411	285,814,740
IT Services	133,282,756	—	—	133,282,756
Machinery	27,272,609	—	—	27,272,609
Media	35,345,461	—	—	35,345,461
Oil, Gas & Consumable Fuels	12,615,554	—	—	12,615,554
Personal Products	9,471,832	—	—	9,471,832
Pharmaceuticals	117,192,109	—	—	117,192,109
Professional Services	2,888,400	—	—	2,888,400
Real Estate Investment Trusts	43,501,764	—	—	43,501,764
Real Estate Management & Development	—	—	236,772	236,772
Road & Rail	19,816,853	—	—	19,816,853
Semiconductors & Semiconductor Equipment	6,299,368	—	—	6,299,368
Software	135,279,375	—	—	135,279,375
Specialty Retail	112,532,255	—	—	112,532,255
Technology Hardware, Storage & Peripherals	51,966,742	—	—	51,966,742
Textiles, Apparel & Luxury Goods	45,285,339	—	—	45,285,339
Total Common Stocks	2,082,350,595	24,702,279	4,214,183	2,111,267,057
Total Convertible Preferred Stocks*	—	—	12,081,506	12,081,506
Total Short-Term Investments*	113,029,081	—	—	113,029,081
Total Investments	$2,195,379,676	$24,702,279	$16,295,689	$2,236,377,644

Collateral for securities loaned (Liability)	$—	$(94,208,953)	$—	$(94,208,953)

*	See Schedule of Investments for additional detailed categorizations.

MSF-190

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ Depreciation	Purchases	Balance as of September 30, 2015	Change in Unrealized Appreciation/Depreciation from Investments Still Held at September 30, 2015
Common Stock
Internet Software & Services	$4,102,231	$(124,820)	$—	$3,977,411	$(124,820)
Real Estate Management & Development	—	—	236,772	236,772	—
Convertible Preferred Stocks
Internet Software & Services	4,918,553	4,124,950	908,601	9,952,104	4,124,950
Real Estate Management & Development	—	—	2,129,402	2,129,402	—

Total	$9,020,784	$4,000,130	$3,274,775	$16,295,689	$4,000,130

MSF-191

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	169,400	$2,740,892
Esterline Technologies Corp. (a)	28,600	2,056,054
HEICO Corp. - Class A	132,081	5,997,798
Hexcel Corp. (b)	112,200	5,033,292
Teledyne Technologies, Inc. (a)	90,500	8,172,150

		24,000,186

Airlines—0.6%
Allegiant Travel Co.	17,200	3,719,500
Spirit Airlines, Inc. (a)	71,400	3,377,220

		7,096,720

Auto Components—0.6%
Gentherm, Inc. (a)	77,900	3,499,268
Tenneco, Inc. (a)	85,200	3,814,404

		7,313,672

Banks—1.3%
Signature Bank (a)	60,000	8,253,600
SVB Financial Group (a)	44,800	5,176,192
Texas Capital Bancshares, Inc. (a)	43,900	2,301,238

		15,731,030

Beverages—0.6%
Boston Beer Co., Inc. (The) - Class A (a) (b)	33,887	7,136,941

Biotechnology—7.5%
ACADIA Pharmaceuticals, Inc. (a) (b)	94,400	3,121,808
Acceleron Pharma, Inc. (a)	44,600	1,110,540
Acorda Therapeutics, Inc. (a)	39,700	1,052,447
Agios Pharmaceuticals, Inc. (a) (b)	20,300	1,432,977
Alkermes plc (a)	76,700	4,499,989
Alnylam Pharmaceuticals, Inc. (a) (b)	38,500	3,093,860
AMAG Pharmaceuticals, Inc. (a) (b)	54,400	2,161,312
Anacor Pharmaceuticals, Inc. (a) (b)	47,200	5,555,912
BioCryst Pharmaceuticals, Inc. (a)	29,900	340,860
BioMarin Pharmaceutical, Inc. (a)	32,800	3,454,496
Bluebird Bio, Inc. (a)	33,400	2,857,370
Cepheid, Inc. (a) (b)	91,600	4,140,320
Clovis Oncology, Inc. (a)	21,500	1,977,140
Dyax Corp. (a)	158,800	3,031,492
Exelixis, Inc. (a) (b)	272,300	1,527,603
Incyte Corp. (a)	82,600	9,113,258
Insmed, Inc. (a)	150,000	2,785,500
Insys Therapeutics, Inc. (a) (b)	52,800	1,502,688
Intercept Pharmaceuticals, Inc. (a) (b)	6,300	1,044,918
Isis Pharmaceuticals, Inc. (a) (b)	69,700	2,817,274
Ligand Pharmaceuticals, Inc. (a) (b)	44,600	3,819,990
Medivation, Inc. (a)	27,000	1,147,500
Neurocrine Biosciences, Inc. (a)	151,700	6,036,143
Novavax, Inc. (a) (b)	332,700	2,352,189
Ophthotech Corp. (a) (b)	28,400	1,150,768
Opko Health, Inc. (a) (b)	289,000	2,430,490
Prothena Corp. plc (a) (b)	41,800	1,895,212
Puma Biotechnology, Inc. (a)	26,400	1,989,504

Biotechnology—(Continued)
Regulus Therapeutics, Inc. (a) (b)	34,200	223,668
Repligen Corp. (a)	52,900	1,473,265
Seattle Genetics, Inc. (a) (b)	65,600	2,529,536
TESARO, Inc. (a) (b)	38,800	1,555,880
Ultragenyx Pharmaceutical, Inc. (a)	29,400	2,831,514
United Therapeutics Corp. (a) (b)	35,300	4,632,772

		90,690,195

Building Products—0.9%
AAON, Inc. (b)	139,899	2,711,243
Lennox International, Inc.	74,400	8,431,752

		11,142,995

Capital Markets—1.4%
Affiliated Managers Group, Inc. (a)	13,249	2,265,446
E*TRADE Financial Corp. (a)	232,460	6,120,672
Financial Engines, Inc. (b)	82,200	2,422,434
Virtus Investment Partners, Inc. (b)	8,800	884,400
Waddell & Reed Financial, Inc. - Class A	137,800	4,791,306

		16,484,258

Chemicals—1.7%
Minerals Technologies, Inc.	36,000	1,733,760
NewMarket Corp. (b)	19,400	6,925,800
PolyOne Corp. (b)	216,400	6,349,176
Stepan Co.	42,000	1,747,620
WR Grace & Co. (a)	36,800	3,424,240

		20,180,596

Commercial Services & Supplies—2.1%
Clean Harbors, Inc. (a) (b)	74,200	3,262,574
Healthcare Services Group, Inc. (b)	118,800	4,003,560
Rollins, Inc. (b)	258,825	6,954,628
Team, Inc. (a) (b)	53,400	1,715,208
U.S. Ecology, Inc.	97,300	4,247,145
Waste Connections, Inc.	89,300	4,338,194
West Corp.	58,800	1,317,120

		25,838,429

Communications Equipment—1.3%
ARRIS Group, Inc. (a) (b)	155,700	4,043,529
EchoStar Corp. - Class A (a)	64,700	2,784,041
Lumentum Holdings, Inc. (a)	9,800	166,110
NetScout Systems, Inc. (a)	91,100	3,222,207
Plantronics, Inc. (b)	70,900	3,605,265
Polycom, Inc. (a)	113,586	1,190,381
Ubiquiti Networks, Inc. (b)	8,900	301,621

		15,313,154

Consumer Finance—0.4%
PRA Group, Inc. (a) (b)	101,300	5,360,796

MSF-192

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Containers & Packaging—1.1%
Berry Plastics Group, Inc. (a)	245,600	$7,385,192
Graphic Packaging Holding Co.	480,400	6,144,316

		13,529,508

Distributors—0.6%
Pool Corp. (b)	107,600	7,779,480

Diversified Consumer Services—1.1%
Capella Education Co.	55,200	2,733,504
ServiceMaster Global Holdings, Inc. (a)	221,500	7,431,325
Sotheby’s (b)	80,800	2,583,984

		12,748,813

Diversified Financial Services—1.9%
CBOE Holdings, Inc.	129,200	8,666,736
MarketAxess Holdings, Inc.	90,600	8,414,928
MSCI, Inc.	98,978	5,885,232
NewStar Financial, Inc. (a) (b)	50,791	416,486

		23,383,382

Electrical Equipment—0.9%
Acuity Brands, Inc.	41,000	7,198,780
AZZ, Inc.	29,700	1,446,093
Generac Holdings, Inc. (a) (b)	65,600	1,973,904

		10,618,777

Electronic Equipment, Instruments & Components—1.7%
Anixter International, Inc. (a)	60,500	3,495,690
Cognex Corp.	134,100	4,609,017
Coherent, Inc. (a)	57,900	3,167,130
FEI Co.	71,100	5,193,144
OSI Systems, Inc. (a)	53,900	4,148,144

		20,613,125

Energy Equipment & Services—0.7%
Atwood Oceanics, Inc. (b)	28,300	419,123
Core Laboratories NV (b)	14,500	1,447,100
Dril-Quip, Inc. (a) (b)	52,100	3,033,262
Oceaneering International, Inc. (b)	49,800	1,956,144
Oil States International, Inc. (a)	40,100	1,047,813
Tesco Corp.	87,900	627,606

		8,531,048

Food & Staples Retailing—1.3%
Casey’s General Stores, Inc.	98,700	10,158,204
Rite Aid Corp. (a)	851,000	5,165,570

		15,323,774

Food Products—1.4%
J&J Snack Foods Corp.	95,200	10,820,432
TreeHouse Foods, Inc. (a)	77,400	6,020,946

		16,841,378

Health Care Equipment & Supplies—5.2%
Abaxis, Inc. (b)	57,000	2,507,430
Align Technology, Inc. (a)	124,100	7,043,916
Cooper Cos., Inc. (The)	25,600	3,810,816
DexCom, Inc. (a)	114,800	9,856,728
Halyard Health, Inc. (a)	89,800	2,553,912
HeartWare International, Inc. (a) (b)	8,700	455,097
ICU Medical, Inc. (a)	39,400	4,314,300
IDEXX Laboratories, Inc. (a) (b)	62,000	4,603,500
Inogen, Inc. (a)	50,300	2,442,065
Masimo Corp. (a)	91,300	3,520,528
Natus Medical, Inc. (a)	91,300	3,601,785
Sirona Dental Systems, Inc. (a)	81,300	7,588,542
Thoratec Corp. (a)	60,000	3,795,600
West Pharmaceutical Services, Inc.	114,000	6,169,680

		62,263,899

Health Care Providers & Services—3.7%
Air Methods Corp. (a) (b)	52,600	1,793,134
Centene Corp. (a)	117,600	6,377,448
Chemed Corp.	37,100	4,951,737
Corvel Corp. (a)	72,100	2,328,830
Health Net, Inc. (a)	86,700	5,221,074
HealthSouth Corp.	113,300	4,347,321
MEDNAX, Inc. (a)	60,600	4,653,474
Team Health Holdings, Inc. (a)	130,400	7,045,512
U.S. Physical Therapy, Inc.	74,100	3,326,349
WellCare Health Plans, Inc. (a)	49,200	4,240,056

		44,284,935

Health Care Technology—0.4%
athenahealth, Inc. (a) (b)	11,300	1,506,855
Omnicell, Inc. (a)	99,200	3,085,120

		4,591,975

Hotels, Restaurants & Leisure—6.4%
Brinker International, Inc. (b)	145,700	7,674,019
Buffalo Wild Wings, Inc. (a)	28,400	5,493,412
Cheesecake Factory, Inc. (The)	44,400	2,395,824
Choice Hotels International, Inc. (b)	103,400	4,927,010
Denny’s Corp. (a)	566,500	6,248,495
Diamond Resorts International, Inc. (a) (b)	198,900	4,652,271
Domino’s Pizza, Inc.	109,400	11,805,354
Jack in the Box, Inc.	85,700	6,602,328
Marriott Vacations Worldwide Corp.	111,200	7,577,168
Red Robin Gourmet Burgers, Inc. (a)	36,800	2,787,232
Six Flags Entertainment Corp. (b)	116,900	5,351,682
Vail Resorts, Inc.	106,000	11,096,080

		76,610,875

Household Durables—0.8%
Helen of Troy, Ltd. (a)	104,800	9,358,640

Household Products—0.4%
Spectrum Brands Holdings, Inc.	50,000	4,575,500

MSF-193

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—0.4%
Amtrust Financial Services, Inc.	84,978	$5,351,914

Internet & Catalog Retail—1.8%
HSN, Inc.	138,000	7,899,120
Liberty TripAdvisor Holdings, Inc. - Class A (a)	184,900	4,099,233
Liberty Ventures - Series A (a)	187,600	7,569,660
Shutterfly, Inc. (a) (b)	69,100	2,470,325

		22,038,338

Internet Software & Services—2.6%
comScore, Inc. (a) (b)	108,000	4,984,200
CoStar Group, Inc. (a)	29,800	5,157,188
Envestnet, Inc. (a) (b)	94,300	2,826,171
j2 Global, Inc. (b)	58,700	4,158,895
LogMeIn, Inc. (a) (b)	47,300	3,223,968
MercadoLibre, Inc. (b)	24,200	2,203,652
Stamps.com, Inc. (a)	45,600	3,374,856
WebMD Health Corp. (a) (b)	124,500	4,960,080

		30,889,010

IT Services—6.8%
Blackhawk Network Holdings, Inc. (a)	101,400	4,298,346
Broadridge Financial Solutions, Inc.	145,800	8,070,030
Cardtronics, Inc. (a) (b)	138,100	4,515,870
CoreLogic, Inc. (a)	183,300	6,824,259
DST Systems, Inc.	55,500	5,835,270
Euronet Worldwide, Inc. (a)	106,200	7,868,358
Gartner, Inc. (a)	84,100	7,058,513
Heartland Payment Systems, Inc.	106,660	6,720,647
Jack Henry & Associates, Inc.	60,300	4,197,483
MAXIMUS, Inc.	231,700	13,800,052
Perficient, Inc. (a)	64,900	1,001,407
Unisys Corp. (a)	44,109	524,897
VeriFone Systems, Inc. (a)	69,400	1,924,462
WEX, Inc. (a)	100,600	8,736,104

		81,375,698

Leisure Products—0.7%
Brunswick Corp.	113,100	5,416,359
Polaris Industries, Inc. (b)	23,500	2,816,945

		8,233,304

Life Sciences Tools & Services—2.1%
Affymetrix, Inc. (a) (b)	267,100	2,281,034
Bio-Rad Laboratories, Inc. - Class A (a)	36,700	4,929,177
Bruker Corp. (a)	111,600	1,833,588
Cambrex Corp. (a)	106,800	4,237,824
Mettler-Toledo International, Inc. (a)	6,000	1,708,440
PAREXEL International Corp. (a) (b)	93,500	5,789,520
VWR Corp. (a)	158,600	4,074,434

		24,854,017

Machinery—4.7%
Actuant Corp. - Class A	58,500	1,075,815
Chart Industries, Inc. (a)	30,200	580,142

Machinery—(Continued)
Graco, Inc. (b)	83,600	5,603,708
Hyster-Yale Materials Handling, Inc.	26,194	1,514,799
IDEX Corp.	47,800	3,408,140
John Bean Technologies Corp.	145,500	5,565,375
Lincoln Electric Holdings, Inc.	51,700	2,710,631
Middleby Corp. (The) (a)	95,700	10,066,683
Nordson Corp. (b)	62,200	3,914,868
Standex International Corp.	25,100	1,891,285
Sun Hydraulics Corp. (b)	49,100	1,348,777
Toro Co. (The)	126,300	8,909,202
Valmont Industries, Inc.	24,400	2,315,316
Wabtec Corp.	70,400	6,198,720
Woodward, Inc.	45,800	1,864,060

		56,967,521

Marine—0.3%
Kirby Corp. (a)	62,900	3,896,655

Media—1.7%
Cable One, Inc. (a)	7,700	3,229,534
Eros International plc (a) (b)	70,300	1,911,457
John Wiley & Sons, Inc. - Class A	10,700	535,321
Live Nation Entertainment, Inc. (a)	314,800	7,567,792
Starz - Class A (a) (b)	188,000	7,019,920

		20,264,024

Metals & Mining—0.5%
Compass Minerals International, Inc.	30,400	2,382,448
Stillwater Mining Co. (a) (b)	118,300	1,222,039
Worthington Industries, Inc.	73,900	1,956,872

		5,561,359

Multiline Retail—1.2%
Big Lots, Inc. (b)	111,700	5,352,664
Burlington Stores, Inc. (a)	179,600	9,166,784

		14,519,448

Oil, Gas & Consumable Fuels—2.2%
Carrizo Oil & Gas, Inc. (a)	109,200	3,334,968
Clayton Williams Energy, Inc. (a) (b)	16,400	636,484
Contango Oil & Gas Co. (a)	20,100	152,760
Diamondback Energy, Inc. (a) (b)	75,300	4,864,380
Gran Tierra Energy, Inc. (a)	164,000	349,320
Matador Resources Co. (a) (b)	132,900	2,756,346
PDC Energy, Inc. (a) (b)	32,300	1,712,223
SemGroup Corp. - Class A	78,600	3,398,664
SM Energy Co. (b)	68,600	2,197,944
Targa Resources Corp.	48,800	2,514,176
World Fuel Services Corp.	137,700	4,929,660

		26,846,925

Paper & Forest Products—0.3%
Clearwater Paper Corp. (a)	29,900	1,412,476
KapStone Paper and Packaging Corp.	152,200	2,512,822

		3,925,298

MSF-194

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—0.2%
Nu Skin Enterprises, Inc. - Class A	43,800	$1,808,064

Pharmaceuticals—1.9%
Akorn, Inc. (a) (b)	107,100	3,052,886
Jazz Pharmaceuticals plc (a)	9,900	1,314,819
Mallinckrodt plc (a)	12,176	778,533
Medicines Co. (The) (a) (b)	72,600	2,755,896
Nektar Therapeutics (a) (b)	101,800	1,115,728
Pacira Pharmaceuticals, Inc. (a) (b)	32,500	1,335,750
Phibro Animal Health Corp. - Class A (b)	110,600	3,498,278
Prestige Brands Holdings, Inc. (a)	164,400	7,424,304
Theravance Biopharma, Inc. (a)	23,914	262,815
Theravance, Inc. (b)	62,900	451,622
ZS Pharma, Inc. (a) (b)	14,400	945,504

		22,936,135

Professional Services—1.4%
Dun & Bradstreet Corp. (The)	47,400	4,977,000
Exponent, Inc.	110,300	4,914,968
Huron Consulting Group, Inc. (a)	86,800	5,427,604
TriNet Group, Inc. (a)	93,600	1,572,480

		16,892,052

Real Estate Investment Trusts—1.5%
CyrusOne, Inc.	93,200	3,043,912
Equity Lifestyle Properties, Inc.	133,300	7,807,381
FelCor Lodging Trust, Inc.	455,400	3,219,678
Strategic Hotels & Resorts, Inc. (a)	326,600	4,503,814

		18,574,785

Real Estate Management & Development—1.0%
Forest City Enterprises, Inc. - Class A (a)	222,700	4,482,951
Jones Lang LaSalle, Inc.	26,600	3,824,282
Kennedy-Wilson Holdings, Inc.	178,743	3,962,732

		12,269,965

Road & Rail—1.7%
AMERCO	17,200	6,767,684
Avis Budget Group, Inc. (a) (b)	79,100	3,455,088
Landstar System, Inc. (b)	50,600	3,211,582
Old Dominion Freight Line, Inc. (a)	112,150	6,841,150

		20,275,504

Semiconductors & Semiconductor Equipment—2.5%
Amkor Technology, Inc. (a)	46,700	209,683
Atmel Corp.	365,400	2,948,778
Cabot Microelectronics Corp. (a)	44,100	1,708,434
Cavium, Inc. (a) (b)	79,300	4,866,641
Diodes, Inc. (a)	78,200	1,671,134
Microsemi Corp. (a)	186,800	6,130,776
Semtech Corp. (a) (b)	73,500	1,109,850
Silicon Laboratories, Inc. (a)	26,000	1,080,040
Synaptics, Inc. (a) (b)	90,700	7,479,122
Teradyne, Inc.	147,400	2,654,674

		29,859,132

Software—8.9%
ACI Worldwide, Inc. (a)	210,600	4,447,872
Aspen Technology, Inc. (a) (b)	157,400	5,967,034
Blackbaud, Inc.	71,700	4,023,804
CommVault Systems, Inc. (a)	43,000	1,460,280
Computer Modelling Group, Ltd. (b)	273,200	2,319,488
Descartes Systems Group, Inc. (The) (a) (b)	129,200	2,285,548
FactSet Research Systems, Inc. (b)	40,600	6,488,286
Fair Isaac Corp.	67,600	5,712,200
Fortinet, Inc. (a)	204,200	8,674,416
Manhattan Associates, Inc. (a)	173,700	10,821,510
Monotype Imaging Holdings, Inc.	98,105	2,140,651
Pegasystems, Inc.	140,100	3,447,861
Proofpoint, Inc. (a) (b)	81,900	4,940,208
PTC, Inc. (a)	172,200	5,465,628
SolarWinds, Inc. (a)	104,900	4,116,276
SS&C Technologies Holdings, Inc.	166,800	11,682,672
Tyler Technologies, Inc. (a)	98,300	14,677,173
Ultimate Software Group, Inc. (The) (a)	48,700	8,717,787

		107,388,694

Specialty Retail—2.6%
Aaron’s, Inc.	39,500	1,426,345
Ascena Retail Group, Inc. (a)	94,100	1,308,931
Buckle, Inc. (The) (b)	34,900	1,290,253
Chico’s FAS, Inc.	105,100	1,653,223
Children’s Place, Inc. (The)	26,200	1,510,954
DSW, Inc. - Class A	102,000	2,581,620
Monro Muffler Brake, Inc. (b)	132,800	8,970,640
Murphy USA, Inc. (a)	122,800	6,747,860
Sally Beauty Holdings, Inc. (a)	164,000	3,895,000
Tractor Supply Co.	21,400	1,804,448

		31,189,274

Technology Hardware, Storage & Peripherals—0.0%
Stratasys, Ltd. (a) (b)	11,400	301,986

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc.	96,200	8,719,568
Deckers Outdoor Corp. (a)	33,100	1,921,786
Fossil Group, Inc. (a) (b)	13,049	729,178
G-III Apparel Group, Ltd. (a)	75,100	4,630,666
Hanesbrands, Inc.	42,800	1,238,632
Iconix Brand Group, Inc. (a) (b)	79,600	1,076,192
Steven Madden, Ltd. (a) (b)	175,300	6,419,486

		24,735,508

Thrifts & Mortgage Finance—0.7%
MGIC Investment Corp. (a) (b)	451,900	4,184,594
Radian Group, Inc.	299,200	4,760,272

		8,944,866

Trading Companies & Distributors—0.1%
Beacon Roofing Supply, Inc. (a)	55,300	1,796,697

Total Common Stocks (Cost $1,000,230,467)		1,179,040,254

MSF-195

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—17.4%

Security Description	Shares	Value

Mutual Funds—17.4%
State Street Navigator Securities Lending MET Portfolio (c)	185,554,148	$185,554,148
T. Rowe Price Government Reserve Investment Fund (d)	24,371,893	24,371,893

Total Short-Term Investments (Cost $209,926,041)		209,926,041

Total Investments—115.3% (Cost $1,210,156,508) (e)		1,388,966,295
Other assets and liabilities (net)—(15.3)%		(184,232,653)

Net Assets—100.0%		$1,204,733,642

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $204,444,320 and the collateral received consisted of cash in the amount of $185,554,148 and non-cash collateral with a value of $18,184,656. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	Affiliated Issuer.
(e)	As of September 30, 2015, the aggregate cost of investments was $1,210,156,508. The aggregate unrealized appreciation and depreciation of investments were $259,978,705 and $(81,168,918), respectively, resulting in net unrealized appreciation of $178,809,787.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,179,040,254	$—	$—	$1,179,040,254
Total Short-Term Investments*	209,926,041	—	—	209,926,041
Total Investments	$1,388,966,295	$—	$—	$1,388,966,295

Collateral for securities loaned (Liability)	$—	$(185,554,148)	$—	$(185,554,148)

*	See Schedule of Investments for additional detailed categorizations.

MSF-196

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—93.8% of Net Assets

Security Description	Shares	Value

Building Products—0.9%
Advanced Drainage Systems, Inc. (a)	286,100	$8,276,873

Chemicals—3.7%
Agrium, Inc. (a)	222,900	19,949,550
CF Industries Holdings, Inc.	293,500	13,178,150

		33,127,700

Electrical Equipment—0.4%
Sunrun, Inc. (a) (b)	301,000	3,121,370

Energy Equipment & Services—13.9%
Baker Hughes, Inc.	406,000	21,128,240
Halliburton Co.	958,600	33,886,510
Helmerich & Payne, Inc. (a)	104,000	4,915,040
Nabors Industries, Ltd.	1,504,800	14,220,360
Schlumberger, Ltd.	579,600	39,975,012
Superior Energy Services, Inc.	865,700	10,933,791

		125,058,953

Machinery—2.0%
Cummins, Inc.	167,200	18,154,576

Metals & Mining—20.3%
Agnico Eagle Mines, Ltd.	80,233	2,033,932
Agnico Eagle Mines, Ltd. (U.S. Listed Shares) (a)	1,312,600	33,235,032
Commercial Metals Co. (a)	902,900	12,234,295
Eldorado Gold Corp. (a)	2,559,900	8,242,878
First Quantum Minerals, Ltd. (a)	4,061,000	14,880,697
Freeport-McMoRan, Inc. (a)	980,900	9,504,921
Glencore plc (b)	16,972,737	23,651,499
Goldcorp, Inc.	2,564,100	32,102,532
New Gold, Inc. (b)	2,608,200	5,920,614
Osisko Gold Royalties, Ltd.	113,279	1,196,878
Petra Diamonds, Ltd. (b)	2,619,400	3,340,761
Randgold Resources, Ltd. (ADR) (a)	324,300	19,162,887
Steel Dynamics, Inc.	659,200	11,325,056
United States Steel Corp. (a)	531,300	5,536,146

		182,368,128

Oil, Gas & Consumable Fuels—48.0%
Anadarko Petroleum Corp.	557,350	33,658,366
Cimarex Energy Co.	453,300	46,454,184
Concho Resources, Inc. (b)	434,750	42,735,925
CONSOL Energy, Inc. (a)	1,430,400	14,017,920
Diamondback Energy, Inc. (a) (b)	520,700	33,637,220
EOG Resources, Inc.	505,300	36,785,840
Golar LNG, Ltd. (a)	351,600	9,802,608
Gulfport Energy Corp. (b)	561,000	16,650,480
Kinder Morgan, Inc.	913,800	25,293,984
Laredo Petroleum, Inc. (a) (b)	1,055,200	9,950,536
Newfield Exploration Co. (b)	795,700	26,178,530
Parsley Energy, Inc. - Class A (a) (b)	1,066,200	16,067,634
Pioneer Natural Resources Co.	326,800	39,751,952
Scorpio Tankers, Inc.	572,200	5,247,074
SemGroup Corp. - Class A	345,500	14,939,420

Oil, Gas & Consumable Fuels—(Continued)
SM Energy Co. (a)	613,000	19,640,520
Valero Energy Corp.	497,900	29,923,790
Westmoreland Coal Co. (a) (b)	96,600	1,361,094
Whiting Petroleum Corp. (b)	524,800	8,013,696

		430,110,773

Paper & Forest Products—2.2%
Louisiana-Pacific Corp. (a) (b)	1,367,300	19,470,352

Road & Rail—1.2%
Union Pacific Corp.	122,600	10,839,066

Semiconductors & Semiconductor Equipment—1.2%
SolarEdge Technologies, Inc. (a) (b)	70,600	1,618,152
SunEdison, Inc. (a) ( b)	1,255,800	9,016,644

		10,634,796

Total Common Stocks (Cost $1,193,933,141)		841,162,587

Short-Term Investments—25.3%

Mutual Funds—25.3%
AIM STIT-STIC Prime Portfolio	57,736,855	57,736,855
State Street Navigator Securities Lending MET Portfolio (c)	169,063,120	169,063,120

Total Short-Term Investments (Cost $226,799,975)		226,799,975

Total Investments—119.1% (Cost $1,420,733,116) (d)		1,067,962,562
Other assets and liabilities (net)—(19.1)%		(171,106,106)

Net Assets—100.0%		$896,856,456

(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $177,263,190 and the collateral received consisted of cash in the amount of $169,063,120 and non-cash collateral with a value of $7,503,181. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,420,733,116. The aggregate unrealized appreciation and depreciation of investments were $28,582,912 and $(381,353,466), respectively, resulting in net unrealized depreciation of $(352,770,554).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-197

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Building Products	$8,276,873	$—	$—	$8,276,873
Chemicals	33,127,700	—	—	33,127,700
Electrical Equipment	3,121,370	—	—	3,121,370
Energy Equipment & Services	125,058,953	—	—	125,058,953
Machinery	18,154,576	—	—	18,154,576
Metals & Mining	155,375,868	26,992,260	—	182,368,128
Oil, Gas & Consumable Fuels	430,110,773	—	—	430,110,773
Paper & Forest Products	19,470,352	—	—	19,470,352
Road & Rail	10,839,066	—	—	10,839,066
Semiconductors & Semiconductor Equipment	10,634,796	—	—	10,634,796
Total Common Stocks	814,170,327	26,992,260	—	841,162,587
Total Short-Term Investments*	226,799,975	—	—	226,799,975
Total Investments	$1,040,970,302	$26,992,260	$—	$1,067,962,562

Collateral for securities loaned (Liability)	$—	$(169,063,120)	$—	$(169,063,120)

*	See Schedule of Investments for additional detailed categorizations.

MSF-198

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—48.9% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
WPP Finance 2010
5.125%, 09/07/42	120,000	$117,810

Aerospace/Defense—0.1%
LMI Aerospace, Inc.
7.375%, 07/15/19	1,700,000	1,640,500
Raytheon Co.
3.125%, 10/15/20	30,000	31,432
United Technologies Corp.
4.500%, 06/01/42	290,000	295,305

		1,967,237

Agriculture—0.9%
Alliance One International, Inc.
9.875%, 07/15/21	3,380,000	2,889,900
Altria Group, Inc.
10.200%, 02/06/39	1,078,000	1,742,479
Philip Morris International, Inc.
2.500%, 08/22/22	2,410,000	2,353,247
Reynolds American, Inc.
4.850%, 09/15/23	2,960,000	3,175,361
5.850%, 08/15/45	1,290,000	1,435,215

		11,596,202

Airlines—0.0%
Northwest Airlines Pass-Through Trust
7.575%, 09/01/20	16,619	18,281

Auto Manufacturers—0.6%
Ford Motor Co.
4.750%, 01/15/43	2,210,000	2,073,091
Ford Motor Credit Co. LLC
3.664%, 09/08/24 (a)	720,000	698,786
General Motors Co.
6.250%, 10/02/43	2,550,000	2,712,376
General Motors Financial Co., Inc.
4.375%, 09/25/21 (a)	2,840,000	2,899,589

		8,383,842

Auto Parts & Equipment—0.3%
Schaeffler Holding Finance B.V.
6.750%, 11/15/22 (144A) (b)	3,580,000	3,848,500

Banks—7.7%
ABN AMRO Bank NV
4.750%, 07/28/25 (144A)	820,000	813,521
Bank of America Corp.
3.875%, 08/01/25	1,040,000	1,054,447
4.000%, 01/22/25	2,810,000	2,753,983
4.125%, 01/22/24	880,000	919,945
4.200%, 08/26/24	1,180,000	1,179,155
4.875%, 04/01/44	1,890,000	1,961,945
5.000%, 01/21/44	2,300,000	2,422,086
6.250%, 09/05/24 (c)	2,090,000	2,042,975

Banks—(Continued)
Barclays Bank plc
10.179%, 06/12/21 (144A)	1,180,000	$1,545,898
BPCE S.A.
5.150%, 07/21/24 (144A) (a)	420,000	426,881
Citigroup, Inc.
4.050%, 07/30/22	2,000,000	2,038,832
4.400%, 06/10/25	1,470,000	1,478,430
4.450%, 09/29/27	1,360,000	1,352,665
4.650%, 07/30/45 (a)	2,850,000	2,842,721
5.300%, 05/06/44 (a)	3,790,000	3,943,529
5.350%, 05/15/23 (a) (c)	560,000	522,200
5.500%, 09/13/25	740,000	804,886
5.900%, 02/15/23 (a) (c)	320,000	312,000
5.950%, 01/30/23 (c)	590,000	572,669
5.950%, 05/15/25 (c)	2,790,000	2,629,575
6.300%, 05/15/24 (c)	850,000	817,827
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.375%, 08/04/25	1,470,000	1,471,054
5.250%, 08/04/45 (a)	1,530,000	1,548,348
5.750%, 12/01/43	1,480,000	1,617,884
11.000%, 06/30/19 (144A) (c)	415,000	510,242
Corpbanca S.A.
3.875%, 09/22/19	2,300,000	2,321,008
Credit Agricole S.A.
4.375%, 03/17/25 (144A) (a)	1,000,000	965,632
8.375%, 10/13/19 (144A) (a) (c)	640,000	726,528
Credit Suisse Group Funding Guernsey, Ltd.
4.875%, 05/15/45 (144A)	1,560,000	1,528,719
Goldman Sachs Capital II
4.000%, 11/02/15 (c)	3,490,000	2,521,525
Goldman Sachs Group, Inc. (The)
4.000%, 03/03/24	3,180,000	3,273,053
5.150%, 05/22/45	870,000	853,955
5.250%, 07/27/21	1,330,000	1,483,271
6.250%, 02/01/41	10,000	12,058
6.750%, 10/01/37	2,000,000	2,385,836
7.500%, 02/15/19	20,000	23,376
HSBC Holdings plc
5.250%, 03/14/44	3,700,000	3,754,142
6.375%, 09/17/24 (a) (c)	1,290,000	1,233,562
ICICI Bank, Ltd.
5.750%, 11/16/20	3,640,000	4,054,498
Itau Unibanco Holding S.A.
2.850%, 05/26/18 (a)	4,250,000	3,980,975
JPMorgan Chase & Co.
3.375%, 05/01/23 (a)	600,000	586,359
3.625%, 05/13/24	690,000	699,583
3.875%, 09/10/24	3,930,000	3,892,445
4.250%, 10/01/27	1,020,000	1,015,826
4.350%, 08/15/21	10,000	10,777
4.500%, 01/24/22	160,000	172,635
4.950%, 06/01/45	1,310,000	1,313,929
Novo Banco S.A.
5.875%, 11/09/15 (EUR)	1,300,000	1,444,833

MSF-199

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Oversea-Chinese Banking Corp., Ltd.
4.250%, 06/19/24	4,080,000	$4,113,807
Royal Bank of Scotland Group plc
5.125%, 05/28/24	620,000	624,925
6.000%, 12/19/23	460,000	489,747
6.100%, 06/10/23	780,000	838,144
6.125%, 12/15/22	390,000	422,061
7.648%, 09/30/31 (c)	120,000	149,400
Royal Bank of Scotland NV
4.650%, 06/04/18	410,000	423,197
Royal Bank of Scotland plc (The)
13.125%, 03/19/22 (AUD) (c)	1,580,000	1,237,832
Santander UK Group Holdings plc
7.375%, 06/24/22 (GBP) (c)	2,620,000	3,946,559
Standard Chartered plc
5.700%, 03/26/44 (144A) (a)	4,050,000	3,891,017
UBS Group Funding Jersey, Ltd.
4.125%, 09/24/25 (144A)	1,140,000	1,133,844
Wachovia Capital Trust III
5.570%, 11/02/15 (a) (c)	1,071,000	1,049,634
Wells Fargo & Co.
4.300%, 07/22/27	2,670,000	2,721,106
4.480%, 01/16/24	2,196,000	2,305,337
4.650%, 11/04/44	380,000	374,259
5.375%, 11/02/43	540,000	594,716
5.606%, 01/15/44	2,170,000	2,427,510
Wells Fargo Capital X
5.950%, 12/01/86	380,000	380,950

		102,962,268

Beverages—1.2%
Constellation Brands, Inc.
4.750%, 11/15/24	4,564,000	4,609,640
6.000%, 05/01/22	840,000	917,700
DS Services of America, Inc.
10.000%, 09/01/21 (144A)	7,280,000	8,362,900
PepsiCo, Inc.
4.000%, 03/05/42	550,000	530,474
Pernod-Ricard S.A.
4.450%, 01/15/22 (144A)	940,000	987,397
5.500%, 01/15/42 (144A)	880,000	942,341

		16,350,452

Biotechnology—0.8%
Amgen, Inc.
3.625%, 05/22/24	50,000	50,147
5.375%, 05/15/43	70,000	74,632
Celgene Corp.
3.875%, 08/15/25	2,300,000	2,300,428
5.000%, 08/15/45	1,260,000	1,249,792
Concordia Healthcare Corp.
7.000%, 04/15/23 (144A)	3,450,000	3,018,750
Gilead Sciences, Inc.
3.500%, 02/01/25	1,000,000	1,007,104

Biotechnology—(Continued)
3.700%, 04/01/24	2,460,000	2,517,234

		10,218,087

Building Materials—0.2%
Hardwoods Acquisition, Inc.
7.500%, 08/01/21 (144A)	2,800,000	2,618,000
NWH Escrow Corp.
7.500%, 08/01/21 (144A)	550,000	500,500

		3,118,500

Chemicals—0.6%
Axiall Corp.
4.875%, 05/15/23 (a)	1,710,000	1,436,400
Eagle Spinco, Inc.
4.625%, 02/15/21	2,300,000	1,946,421
Ecolab, Inc.
4.350%, 12/08/21	70,000	75,749
OCP S.A.
5.625%, 04/25/24	3,930,000	4,008,757
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/20 (a)	40,000	44,026

		7,511,353

Coal—0.2%
Arch Coal, Inc.
7.000%, 06/15/19	210,000	15,750
9.875%, 06/15/19	1,110,000	88,800
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
6.375%, 03/15/24 (a)	480,000	264,000
Murray Energy Corp.
11.250%, 04/15/21 (144A) (a)	4,550,000	2,388,750
Natural Resource Partners L.P. / NRP Finance Corp.
9.125%, 10/01/18	720,000	504,000

		3,261,300

Commercial Services—0.6%
AA Bond Co., Ltd.
5.500%, 07/31/43 (GBP)	2,690,000	3,838,486
ExamWorks Group, Inc.
5.625%, 04/15/23	3,480,000	3,527,850
Service Corp. International
7.625%, 10/01/18	125,000	140,937
UBM plc
5.750%, 11/03/20 (144A)	50,000	54,590

		7,561,863

Computers—0.1%
Compiler Finance Sub, Inc.
7.000%, 05/01/21 (144A)	2,950,000	1,770,000

MSF-200

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Distribution/Wholesale—0.1%
Rexel S.A.
5.250%, 06/15/20 (144A) (a)	1,400,000	$1,431,388

Diversified Financial Services—2.1%
American Express Co.
6.800%, 09/01/66 (c)	1,300,000	1,314,625
CIMPOR Financial Operations B.V.
5.750%, 07/17/24 (144A)	1,340,000	899,140
General Electric Capital Corp.
5.300%, 02/11/21	650,000	747,701
6.375%, 11/15/67 (c)	1,160,000	1,243,375
6.875%, 01/10/39	4,391,000	6,147,909
ILFC E-Capital Trust II
6.250%, 12/21/65 (144A) (c)	330,000	305,250
KKR Group Finance Co. II LLC
5.500%, 02/01/43 (144A)	130,000	135,958
Navient Corp.
5.875%, 10/25/24 (a)	3,150,000	2,472,750
8.000%, 03/25/20 (a)	1,610,000	1,541,575
Quicken Loans, Inc.
5.750%, 05/01/25 (144A) (a)	13,900,000	13,048,625

		27,856,908

Electric—2.0%
AES Corp.
5.500%, 03/15/24 (a)	650,000	576,225
8.000%, 06/01/20 (a)	1,000,000	1,130,000
Calpine Corp.
5.875%, 01/15/24 (144A) (a)	874,000	900,220
Comision Federal de Electricidad
6.125%, 06/16/45 (144A)	4,200,000	3,948,000
Enel S.p.A.
7.750%, 09/10/75 (GBP) (c)	2,450,000	3,966,373
Exelon Corp.
5.625%, 06/15/35	255,000	278,774
FirstEnergy Corp.
4.250%, 03/15/23	1,560,000	1,568,156
7.375%, 11/15/31	3,550,000	4,284,435
Mirant Mid Atlantic Pass-Through Trust
10.060%, 12/30/28	5,056,588	5,271,493
Pacific Gas & Electric Co.
6.050%, 03/01/34	1,180,000	1,424,799
Perusahaan Listrik Negara PT
5.500%, 11/22/21	3,960,000	3,989,700

		27,338,175

Electrical Components & Equipment—0.1%
International Wire Group Holdings, Inc.
8.500%, 10/15/17 (144A)	710,000	717,100

Electronics—0.2%
Sanmina Corp.
4.375%, 06/01/19 (144A)	2,320,000	2,331,600

Engineering & Construction—0.2%
Empresas ICA S.A.B. de C.V.
8.875%, 05/29/24 (144A) (a)	1,540,000	673,750
8.900%, 02/04/21	1,250,000	628,125
Michael Baker International LLC / CDL Acquisition Co., Inc.
8.250%, 10/15/18 (144A)	980,000	931,000

		2,232,875

Entertainment—0.4%
Greektown Holdings LLC / Greektown Mothership Corp.
8.875%, 03/15/19 (144A)	1,150,000	1,178,750
Vougeot Bidco plc
7.875%, 07/15/20 (GBP)	2,510,000	3,963,234

		5,141,984

Environmental Control—0.1%
Waste Management, Inc.
3.500%, 05/15/24	980,000	994,171
4.600%, 03/01/21	180,000	198,534
7.375%, 05/15/29	190,000	252,061

		1,444,766

Food—1.7%
Cencosud S.A.
5.500%, 01/20/21	3,910,000	4,061,712
Dole Food Co., Inc.
7.250%, 05/01/19 (144A)	850,000	847,875
Grupo Bimbo S.A.B. de C.V.
4.500%, 01/25/22	3,950,000	4,082,325
JBS Investments GmbH
7.750%, 10/28/20	3,780,000	3,874,500
Kraft Foods Group, Inc.
3.500%, 06/06/22	570,000	581,539
Kraft Heinz Foods Co.
3.950%, 07/15/25 (144A) (a)	280,000	286,491
4.875%, 02/15/25 (144A)	1,937,000	2,067,166
5.000%, 07/15/35 (144A)	380,000	396,944
5.200%, 07/15/45 (144A)	520,000	550,706
Kroger Co. (The)
6.900%, 04/15/38	180,000	226,534
Mondelez International, Inc.
4.000%, 02/01/24	1,480,000	1,533,672
R&R Ice Cream plc
5.500%, 05/15/20 (GBP)	2,550,000	3,879,846

		22,389,310

Forest Products & Paper—0.2%
Appvion, Inc.
9.000%, 06/01/20 (144A)	1,580,000	790,000
Klabin Finance S.A.
5.250%, 07/16/24 (144A)	1,980,000	1,752,300
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/25	275,000	334,812

		2,877,112

MSF-201

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.9%
Becton Dickinson & Co.
3.734%, 12/15/24	420,000	$427,568
4.685%, 12/15/44	110,000	110,091
DJO Finance LLC / DJO Finance Corp.
10.750%, 04/15/20 (144A)	560,000	560,000
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/21 (144A)	4,570,000	4,455,750
Medtronic, Inc.
3.500%, 03/15/25	3,500,000	3,571,204
Universal Hospital Services, Inc.
7.625%, 08/15/20	2,810,000	2,634,375
Zimmer Biomet Holdings, Inc.
4.450%, 08/15/45	1,100,000	1,016,861

		12,775,849

Healthcare-Services—1.3%
DaVita HealthCare Partners, Inc.
5.000%, 05/01/25	3,460,000	3,321,600
5.125%, 07/15/24	730,000	716,860
HCA, Inc.
4.750%, 05/01/23	590,000	592,065
5.375%, 02/01/25	5,280,000	5,227,200
7.500%, 02/15/22	360,000	406,800
Priory Group No. 3 plc
8.875%, 02/15/19 (GBP)	2,550,000	3,982,880
Tenet Healthcare Corp.
8.125%, 04/01/22	1,840,000	1,955,736
UnitedHealth Group, Inc.
4.750%, 07/15/45	670,000	707,262

		16,910,403

Holding Companies-Diversified—0.8%
Co-operative Group Holdings, Ltd.
7.500%, 07/08/26 (GBP)	2,410,000	3,922,357
DH Services Luxembourg S.a.r.l.
7.750%, 12/15/20 (144A) (a)	6,940,000	7,009,400

		10,931,757

Home Builders—0.9%
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
5.250%, 04/15/21 (144A)	3,955,000	3,935,225
5.875%, 04/15/23 (144A)	780,000	780,000
William Lyon Homes, Inc.
7.000%, 08/15/22	5,180,000	5,322,450
8.500%, 11/15/20	2,430,000	2,606,175

		12,643,850

Household Products/Wares—0.2%
Sun Products Corp. (The)
7.750%, 03/15/21 (144A) (a)	3,380,000	2,881,450

Insurance—0.1%
American International Group, Inc.
3.750%, 07/10/25	1,380,000	1,401,434
6.250%, 03/15/87	453,000	493,770

		1,895,204

Internet—0.3%
Alibaba Group Holding, Ltd.
3.125%, 11/28/21	4,240,000	4,071,808

Iron/Steel—0.6%
ArcelorMittal
5.250%, 02/25/17	380,000	376,200
Glencore Funding LLC
2.875%, 04/16/20 (144A) (a)	2,890,000	2,312,000
4.000%, 04/16/25 (144A)	6,580,000	5,083,050

		7,771,250

Leisure Time—0.3%
NCL Corp., Ltd.
5.250%, 11/15/19 (144A)	3,680,000	3,751,318

Lodging—0.6%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	3,800,000	3,923,500
MGM Resorts International
6.625%, 12/15/21	4,180,000	4,284,500

		8,208,000

Media—1.8%
21st Century Fox America, Inc.
6.200%, 12/15/34	10,000	11,428
6.650%, 11/15/37	70,000	83,533
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/25 (144A) (a)	880,000	801,900
6.500%, 04/30/21	1,740,000	1,748,700
7.000%, 01/15/19	39,000	39,780
CCO Safari II LLC
6.384%, 10/23/35 (144A)	10,000	10,117
6.484%, 10/23/45 (144A)	450,000	453,983
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	230,000	320,933
Comcast Corp.
3.375%, 08/15/25	840,000	846,460
5.650%, 06/15/35	10,000	11,531
6.500%, 11/15/35	370,000	470,938
6.550%, 07/01/39	270,000	342,823
6.950%, 08/15/37	130,000	171,106
CSC Holdings LLC
5.250%, 06/01/24	1,000,000	788,750
6.750%, 11/15/21	2,010,000	1,798,950

MSF-202

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
DISH DBS Corp.
5.875%, 07/15/22 (a)	1,755,000	$1,553,175
5.875%, 11/15/24	2,450,000	2,080,969
6.750%, 06/01/21	75,000	72,234
NBCUniversal Media LLC
4.375%, 04/01/21	220,000	241,026
Numericable-SFR SAS
6.000%, 05/15/22 (144A)	4,390,000	4,230,863
Time Warner Cable, Inc.
6.750%, 06/15/39	50,000	50,012
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.500%, 01/15/23 (144A)	3,000,000	2,996,250
Univision Communications, Inc.
5.125%, 02/15/25 (144A)	2,960,000	2,775,000
6.750%, 09/15/22 (144A)	1,400,000	1,449,000
Viacom, Inc.
4.250%, 09/01/23	240,000	235,112

		23,584,573

Mining—2.8%
Alcoa, Inc.
5.125%, 10/01/24	2,125,000	2,024,063
Barminco Finance Pty, Ltd.
9.000%, 06/01/18 (144A) (a)	1,670,000	1,214,925
Barrick Gold Corp.
3.850%, 04/01/22	280,000	255,771
4.100%, 05/01/23 (a)	8,040,000	7,114,684
6.950%, 04/01/19	130,000	145,574
Barrick North America Finance LLC
4.400%, 05/30/21	400,000	388,675
BHP Billiton Finance USA, Ltd.
3.250%, 11/21/21	590,000	597,112
5.000%, 09/30/43	750,000	758,589
Freeport-McMoRan, Inc.
3.550%, 03/01/22 (a)	275,000	206,250
4.000%, 11/14/21	7,910,000	6,169,800
Joseph T Ryerson & Son, Inc.
9.000%, 10/15/17	2,120,000	1,892,100
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/18 (144A) (d) (e)	1,000,000	40,000
Mirabela Nickel, Ltd.
1.000%, 09/10/44 (144A) (e) (f)	3,418	0
Rio Tinto Finance USA plc
2.250%, 12/14/18 (a)	240,000	238,604
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/15	10,000	10,007
3.500%, 11/02/20	100,000	103,905
3.750%, 06/15/25	7,330,000	7,149,689
4.125%, 05/20/21	130,000	136,279
Vedanta Resources plc
8.250%, 06/07/21 (a)	1,120,000	784,470
Yamana Gold, Inc.
4.950%, 07/15/24 (a)	9,130,000	8,158,020

		37,388,517

Miscellaneous Manufacturing—0.4%
Actuant Corp.
5.625%, 06/15/22	3,380,000	3,371,550
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/21 (144A)	1,400,000	1,281,000
General Electric Co.
4.500%, 03/11/44	260,000	269,437
Techniplas LLC
10.000%, 05/01/20 (144A)	740,000	680,800

		5,602,787

Oil & Gas—5.2%
Anadarko Finance Co.
7.500%, 05/01/31	80,000	97,612
Anadarko Petroleum Corp.
4.500%, 07/15/44 (a)	800,000	711,598
6.450%, 09/15/36	220,000	242,031
Antero Resources Corp.
5.125%, 12/01/22	1,200,000	1,032,000
Apache Corp.
3.250%, 04/15/22 (a)	574,000	558,833
4.250%, 01/15/44 (a)	260,000	221,065
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, 11/15/22 (144A) (a)	1,310,000	1,244,500
BP Capital Markets plc
3.245%, 05/06/22	270,000	271,736
California Resources Corp.
6.000%, 11/15/24 (a)	3,490,000	2,078,731
Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
7.625%, 01/15/22	780,000	725,400
Carrizo Oil & Gas, Inc.
7.500%, 09/15/20 (a)	2,100,000	1,963,500
Chesapeake Energy Corp.
5.750%, 03/15/23 (a)	2,430,000	1,584,815
6.125%, 02/15/21 (a)	4,550,000	3,170,781
Comstock Resources, Inc.
10.000%, 03/15/20 (144A) (a)	3,260,000	2,265,700
Concho Resources, Inc.
6.500%, 01/15/22 (a)	1,400,000	1,379,000
ConocoPhillips Holding Co.
6.950%, 04/15/29	375,000	464,631
Continental Resources, Inc.
7.125%, 04/01/21	840,000	864,150
Devon Energy Corp.
3.250%, 05/15/22 (a)	160,000	153,642
5.000%, 06/15/45 (a)	2,220,000	2,011,358
Devon Financing Corp. LLC
7.875%, 09/30/31	140,000	171,297
Empresa Nacional del Petroleo
5.250%, 08/10/20	3,690,000	3,856,585
Ensco plc
5.200%, 03/15/25 (a)	750,000	570,806
Gulfport Energy Corp.
7.750%, 11/01/20	290,000	284,925

MSF-203

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Hercules Offshore, Inc.
6.750%, 04/01/22 (144A)	530,000	$106,000
7.500%, 10/01/21 (144A)	140,000	28,000
Hess Corp.
8.125%, 02/15/19	90,000	105,108
KCA Deutag UK Finance plc
7.250%, 05/15/21 (144A)	1,430,000	1,022,450
Kerr-McGee Corp.
6.950%, 07/01/24	290,000	339,485
7.875%, 09/15/31	285,000	353,944
Linn Energy LLC / Linn Energy Finance Corp.
6.500%, 05/15/19 (a)	1,380,000	379,500
Magnum Hunter Resources Corp.
9.750%, 05/15/20 (a)	1,740,000	783,000
MEG Energy Corp.
6.375%, 01/30/23 (144A)	3,600,000	2,817,000
6.500%, 03/15/21 (144A)	290,000	237,800
Murphy Oil USA, Inc.
6.000%, 08/15/23	3,950,000	4,038,875
Oasis Petroleum, Inc.
6.500%, 11/01/21	3,500,000	2,765,000
Occidental Petroleum Corp.
2.700%, 02/15/23 (a)	390,000	376,707
3.125%, 02/15/22	110,000	110,871
4.625%, 06/15/45	230,000	231,567
Pacific Drilling V, Ltd.
7.250%, 12/01/17 (144A) (a)	2,000,000	1,360,000
Pacific Exploration and Production Corp.
5.375%, 01/26/19 (144A) (a)	1,660,000	614,200
Parker Drilling Co.
6.750%, 07/15/22	830,000	647,400
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/22 (144A) (a)	1,660,000	1,610,200
Petrobras Global Finance B.V.
5.375%, 01/27/21 (a)	4,720,000	3,433,800
Puma International Financing S.A.
6.750%, 02/01/21 (144A)	2,050,000	2,029,500
QEP Resources, Inc.
5.250%, 05/01/23	2,650,000	2,215,400
6.875%, 03/01/21	2,130,000	1,959,600
Quicksilver Resources, Inc.
11.000%, 07/01/21 (d)	1,140,000	57,000
Range Resources Corp.
4.875%, 05/15/25 (144A) (a)	1,630,000	1,452,738
5.000%, 08/15/22 (a)	870,000	769,950
Rice Energy, Inc.
6.250%, 05/01/22 (a)	3,440,000	3,068,067
7.250%, 05/01/23 (144A) (a)	870,000	815,625
Samson Investment Co.
9.750%, 02/15/20	3,750,000	56,250
Sanchez Energy Corp.
6.125%, 01/15/23 (a)	2,610,000	1,748,700
7.750%, 06/15/21 (a)	1,500,000	1,110,000
Shell International Finance B.V.
4.125%, 05/11/35	470,000	457,214
4.375%, 05/11/45	1,550,000	1,532,721

Oil & Gas—(Continued)
Ultra Petroleum Corp.
5.750%, 12/15/18 (144A) (a)	780,000	561,600
Whiting Canadian Holding Co. ULC
8.125%, 12/01/19 (a)	3,200,000	3,088,000
WPX Energy, Inc.
7.500%, 08/01/20 (a)	1,090,000	997,350
8.250%, 08/01/23 (a)	1,260,000	1,143,450

		70,348,768

Oil & Gas Services—0.5%
CGG S.A.
6.500%, 06/01/21 (a)	2,840,000	1,624,480
6.875%, 01/15/22	220,000	122,100
7.750%, 05/15/17	187,000	145,860
Exterran Holdings, Inc.
7.250%, 12/01/18	1,780,000	1,744,400
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.500%, 11/15/20	163,000	147,006
FTS International, Inc.
6.250%, 05/01/22 (a)	1,770,000	548,700
Globe Luxembourg SCA
9.625%, 05/01/18 (144A)	1,500,000	1,252,500
Gulfmark Offshore, Inc.
6.375%, 03/15/22 (a)	2,080,000	1,242,800

		6,827,846

Packaging & Containers—0.9%
Ardagh Finance Holdings S.A.
8.625%, 06/15/19 (144A) (b)	783,976	799,656
Ardagh Packaging Finance plc
9.125%, 10/15/20 (144A)	1,845,000	1,923,412
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc.
9.125%, 10/15/20 (144A)	340,000	354,450
Ball Corp.
5.250%, 07/01/25	3,690,000	3,636,938
Coveris Holdings S.A.
7.875%, 11/01/19 (144A)	1,360,000	1,288,600
Pactiv LLC
8.375%, 04/15/27	3,180,000	3,005,100
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.875%, 02/15/21	480,000	496,848
Rock Tenn Co.
4.000%, 03/01/23	140,000	143,665

		11,648,669

Pharmaceuticals—1.5%
AbbVie, Inc.
3.600%, 05/14/25	1,220,000	1,203,246
Actavis Funding SCS
3.450%, 03/15/22	450,000	444,842
3.800%, 03/15/25	690,000	666,567

MSF-204

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Actavis Funding SCS
4.550%, 03/15/35	460,000	$423,228
4.750%, 03/15/45	1,430,000	1,298,374
Baxalta, Inc.
5.250%, 06/23/45 (144A)	260,000	262,430
BioScrip, Inc.
8.875%, 02/15/21	5,342,000	4,113,340
DPx Holdings B.V.
7.500%, 02/01/22 (144A)	830,000	838,300
GlaxoSmithKline Capital plc
2.850%, 05/08/22	470,000	469,188
JLL/Delta Dutch Pledgeco B.V.
8.750%, 05/01/20 (144A) (b)	2,750,000	2,777,500
Merck & Co., Inc.
2.750%, 02/10/25	290,000	282,269
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	23,000	23,279
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/25 (144A)	7,070,000	6,734,175
Wyeth LLC
5.950%, 04/01/37	170,000	204,260
Zoetis, Inc.
3.250%, 02/01/23	120,000	115,249

		19,856,247

Pipelines—0.7%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	190,000	214,570
Genesis Energy L.P. / Genesis Energy Finance Corp.
6.000%, 05/15/23	1,630,000	1,434,400
6.750%, 08/01/22	800,000	750,800
Hiland Partners L.P. / Hiland Partner Finance Corp.
7.250%, 10/01/20 (144A)	400,000	420,500
Kinder Morgan, Inc.
7.800%, 08/01/31	67,000	68,512
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.875%, 12/01/24	3,040,000	2,781,600
Regency Energy Partners L.P. / Regency Energy Finance Corp.
5.875%, 03/01/22	780,000	799,320
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	820,000	760,550
Southern Natural Gas Co. LLC
5.900%, 04/01/17 (144A)	10,000	10,532
8.000%, 03/01/32	25,000	27,178
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.250%, 11/15/23 (a)	410,000	341,325
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
6.250%, 10/15/22 (144A)	670,000	653,250

Pipelines—(Continued)
Williams Cos., Inc. (The)
7.500%, 01/15/31	45,000	$39,004
7.750%, 06/15/31	14,000	12,400
7.875%, 09/01/21	436,000	443,020
8.750%, 03/15/32	255,000	242,618

		8,999,579

Real Estate—0.6%
Country Garden Holdings Co., Ltd.
7.250%, 04/04/21 (a)	3,990,000	4,019,925
Grainger plc
5.000%, 12/16/20 (GBP)	2,550,000	3,953,046

		7,972,971

Real Estate Investment Trusts—0.2%
CTR Partnership L.P. / CareTrust Capital Corp.
5.875%, 06/01/21	2,410,000	2,458,200

Retail—2.3%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/22 (144A) (a)	1,960,000	1,989,400
CVS Health Corp.
3.875%, 07/20/25	560,000	577,253
4.875%, 07/20/35	540,000	566,606
5.125%, 07/20/45	1,440,000	1,547,932
Dollar Tree, Inc.
5.250%, 03/01/20 (144A)	360,000	369,144
5.750%, 03/01/23 (144A)	3,690,000	3,828,375
First Cash Financial Services, Inc.
6.750%, 04/01/21	370,000	370,000
Guitar Center, Inc.
6.500%, 04/15/19 (144A) (a)	1,900,000	1,748,000
9.625%, 04/15/20 (144A) (a)	1,940,000	1,629,600
L Brands, Inc.
5.625%, 02/15/22	6,100,000	6,450,750
5.625%, 10/15/23	1,330,000	1,413,125
6.950%, 03/01/33	60,000	62,250
Neiman Marcus Group, Ltd. LLC
8.750%, 10/15/21 (144A) (b)	4,140,000	4,264,200
Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
5.500%, 06/01/24	1,570,000	1,452,250
5.750%, 03/01/25	840,000	795,900
Vista Outdoor, Inc.
5.875%, 10/01/23 (144A)	3,530,000	3,582,950

		30,647,735

Savings & Loans—0.3%
Nationwide Building Society
6.875%, 06/20/19 (GBP) (c)	2,640,000	3,908,394

Semiconductors—0.2%
Intel Corp.
3.700%, 07/29/25 (a)	80,000	82,077
4.900%, 07/29/45	120,000	124,220

MSF-205

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
NXP B.V. / NXP Funding LLC
4.625%, 06/15/22 (144A) (a)	3,000,000	$2,977,500

		3,183,797

Software—0.4%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	3,130,000	3,294,325
6.125%, 09/15/23 (144A)	770,000	818,125
First Data Corp.
8.250%, 01/15/21 (144A)	1,070,000	1,110,125
11.750%, 08/15/21	650,000	721,500

		5,944,075

Telecommunications—3.4%
Altice Financing S.A.
6.625%, 02/15/23 (144A)	4,140,000	3,982,163
Bharti Airtel International Netherlands B.V.
5.350%, 05/20/24	3,810,000	4,078,731
CenturyLink, Inc.
5.625%, 04/01/20 (a)	1,210,000	1,126,050
5.625%, 04/01/25 (144A)	1,670,000	1,327,650
6.750%, 12/01/23	1,290,000	1,128,750
HC2 Holdings, Inc.
11.000%, 12/01/19 (144A)	4,350,000	4,154,250
Neptune Finco Corp.
6.625%, 10/15/25 (144A)	2,680,000	2,700,100
Rogers Communications, Inc.
6.800%, 08/15/18	160,000	181,036
Sprint Capital Corp.
8.750%, 03/15/32	2,520,000	1,959,300
Sprint Corp.
7.625%, 02/15/25	1,790,000	1,386,131
Telefonica Europe B.V.
6.750%, 11/26/20 (GBP) (c)	2,400,000	3,699,580
Verizon Communications, Inc.
5.150%, 09/15/23	2,870,000	3,170,460
6.400%, 09/15/33	1,766,000	2,023,123
6.550%, 09/15/43	4,179,000	4,937,254
Virgin Media Finance plc
6.000%, 10/15/24 (144A)	3,060,000	2,945,250
6.375%, 10/15/24 (GBP)	2,510,000	3,776,877
West Corp.
5.375%, 07/15/22 (144A)	4,110,000	3,796,613

		46,373,318

Transportation—1.0%
Florida East Coast Holdings Corp.
6.750%, 05/01/19 (144A)	3,870,000	3,792,600
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc.
8.125%, 11/15/21 (144A)	4,670,000	4,319,750
XPO Logistics, Inc.
6.500%, 06/15/22 (144A)	5,640,000	4,769,325
7.875%, 09/01/19 (144A)	490,000	477,750

		13,359,425

Water—0.3%
Anglian Water Osprey Financing plc
5.000%, 04/30/23 (GBP)	2,650,000	3,958,676

Total Corporate Bonds & Notes (Cost $709,806,495)		656,351,379

Mortgage-Backed Securities—28.2%

Collateralized Mortgage Obligations—16.7%
American Home Mortgage Assets Trust
0.384%, 12/25/46 (c)	4,079,434	2,800,621
American Home Mortgage Investment Trust
0.414%, 06/25/45 (c)	810,972	755,444
0.774%, 11/25/45 (c)	739,716	634,464
Banc of America Funding Trust
0.386%, 05/20/36 (c)	467,068	447,154
Banc of America Mortgage Trust
2.484%, 12/25/34 (c)	12,086	11,789
2.852%, 09/25/35 (c)	181,925	166,661
BCAP LLC Trust
0.397%, 10/28/36 (144A) (c)	4,608,573	4,404,182
1.983%, 11/26/36 (144A) (c)	6,470,000	6,427,622
2.795%, 05/26/47 (144A) (c)	8,275,198	5,575,694
Bear Stearns Asset-Backed Securities I Trust
32.743%, 07/25/36 (c)	918,649	1,545,386
Citigroup Mortgage Loan Trust, Inc.
2.723%, 12/25/35 (c)	2,312,415	2,034,849
CitiMortgage Alternative Loan Trust
34.531%, 07/25/37 (c)	2,279,312	4,036,809
Countrywide Alternative Loan Trust
0.426%, 07/20/35 (c)	2,574,228	2,199,477
0.464%, 01/25/36 (c)	347,872	310,135
5.500%, 10/25/33	12,655	12,922
5.750%, 01/25/37	3,987,851	3,527,190
6.000%, 01/25/37	4,306,321	3,886,197
16.513%, 06/25/35 (c)	2,908,380	3,561,794
22.218%, 02/25/36 (c)	2,654,646	3,565,450
27.824%, 07/25/36 (c)	4,659,214	7,987,663
37.837%, 08/25/37 (c)	2,323,077	4,386,785
Countrywide Alternative Loan Trust Resecuritization
6.000%, 08/25/37	9,836,277	7,930,806
Countrywide Home Loan Mortgage Pass-Through Trust
2.428%, 11/25/34 (c)	123,885	107,210
Countrywide Home Loan Reperforming Loan REMIC Trust
0.554%, 03/25/35 (144A) (c)	963,819	858,742
0.614%, 11/25/34 (144A) (c)	102,431	90,312
5.896%, 03/25/35 (144A) (c) (g)	11,693,030	1,488,499
Credit Suisse Mortgage Trust
0.385%, 06/27/46 (144A) (c)	4,539,963	4,268,383
2.403%, 01/27/36 (144A) (c)	3,907,676	3,955,503
4.500%, 06/27/36 (144A)	2,237,570	2,240,445
29.459%, 02/25/36 (c)	2,607,313	3,771,804

MSF-206

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.853%, 08/25/35 (c)	66,575	$51,760
DSLA Mortgage Loan Trust
0.426%, 03/19/45 (c)	217,731	195,272
1.103%, 03/19/46 (c)	1,702,859	1,281,257
Fannie Mae Connecticut Avenue Securities
3.194%, 07/25/24 (c)	8,670,000	7,842,379
5.444%, 10/25/23 (c)	2,780,000	2,934,312
Freddie Mac Structured Agency Credit Risk Debt Notes
4.694%, 02/25/24 (c)	2,210,000	2,214,455
4.944%, 10/25/24 (c)	5,925,000	5,990,234
GreenPoint MTA Trust
0.634%, 06/25/45 (c)	1,981,333	1,742,445
GS Mortgage Securities Corp.
1.031%, 06/26/36 (144A) (c)	7,760,000	5,492,028
GSMPS Mortgage Loan Trust
0.544%, 09/25/35 (144A) (c)	4,059,922	3,456,204
0.594%, 04/25/36 (144A) (c)	1,074,408	898,529
GSR Mortgage Loan Trust
2.790%, 10/25/35 (c)	483,615	420,923
HarborView Mortgage Loan Trust
0.466%, 01/19/36 (c)	1,250,082	845,420
1.016%, 11/19/34 (c)	2,453,497	2,167,836
1.194%, 10/25/37 (c)	2,212,060	1,944,976
Impac Secured Assets CMN Owner Trust
0.514%, 03/25/36 (c)	1,193,020	862,242
Impac Secured Assets Trust
0.544%, 08/25/36 (c)	98,176	95,824
IndyMac INDX Mortgage Loan Trust
0.914%, 01/25/35 (c)	1,419,234	1,099,577
2.617%, 03/25/35 (c)	726,180	715,104
2.764%, 05/25/37 (c)	5,227,874	3,972,672
JPMorgan Mortgage Trust
6.500%, 01/25/36	140,634	124,641
JPMorgan Resecuritization Trust
0.409%, 07/27/46 (144A) (c)	6,408,094	5,988,274
Lehman Mortgage Trust
6.436%, 02/25/37 (c) (g)	10,319,239	3,558,899
Lehman XS Trust
0.354%, 03/25/47 (c)	4,236,388	3,378,812
0.394%, 08/25/46 (c)	3,511,603	2,843,078
Luminent Mortgage Trust
0.384%, 05/25/46 (c)	1,564,834	1,194,126
MASTR Adjustable Rate Mortgages Trust
2.611%, 11/25/35 (144A) (c)	86,960	66,956
MASTR Seasoned Securitization Trust
3.393%, 10/25/32 (c)	212,855	208,356
Merrill Lynch Mortgage Investors Trust
2.616%, 08/25/33 (c)	1,173,662	1,090,348
2.731%, 05/25/34 (c)	146,304	145,815
Morgan Stanley Mortgage Loan Trust
0.514%, 01/25/35 (c)	1,462,985	1,365,521

Collateralized Mortgage Obligations—(Continued)
Nomura Resecuritization Trust
0.339%, 07/26/37 (144A) (c)	3,498,481	$3,379,430
0.381%, 05/26/46 (144A) (c)	17,785,312	10,572,150
0.451%, 02/26/46 (144A) (c)	4,868,000	4,082,661
NovaStar Mortgage Funding Trust
0.384%, 09/25/46 (c)	1,259,544	1,074,616
Prime Mortgage Trust
5.500%, 05/25/35 (144A)	1,666,719	1,680,701
6.000%, 05/25/35 (144A)	3,206,115	3,149,290
RBSGC Mortgage Loan Trust
0.644%, 01/25/37 (c)	1,194,442	779,271
Residential Accredit Loans, Inc. Trust
0.374%, 12/25/36 (c)	2,893,171	2,235,377
0.384%, 05/25/47 (c)	1,931,354	1,584,208
0.394%, 05/25/47 (c)	3,771,574	3,097,236
0.404%, 04/25/46 (c)	1,979,991	1,016,171
0.454%, 04/25/46 (c)	1,027,346	534,986
0.524%, 04/25/46 (c)	1,437,931	766,807
1.442%, 11/25/37 (c)	6,265,091	4,033,372
Residential Asset Securitization Trust
5.750%, 02/25/36	3,430,437	3,215,825
6.356%, 12/25/36 (c) (g)	16,103,909	5,421,252
Sequoia Mortgage Trust
1.083%, 06/20/33 (c)	181,676	176,889
Structured Adjustable Rate Mortgage Loan Trust
0.839%, 04/25/35 (c)	4,625,340	3,904,273
1.699%, 09/25/37 (c)	5,751,370	5,021,538
2.402%, 01/25/35 (c)	912,374	902,763
2.792%, 09/25/35 (c)	1,151,998	973,026
Structured Asset Mortgage Investments II Trust
0.404%, 05/25/46 (c)	295,757	219,459
0.474%, 02/25/36 (c)	5,703,478	4,608,005
2.516%, 08/25/35 (c)	137,121	131,752
Structured Asset Securities Corp. Trust
0.544%, 03/25/35 (c)	2,915,419	2,262,190
WaMu Mortgage Pass-Through Certificates Trust
0.464%, 12/25/45 (c)	1,002,025	958,405
0.484%, 07/25/45 (c)	28,798	26,870
0.484%, 10/25/45 (c)	913,465	844,803
1.009%, 07/25/47 (c)	197,050	62,800
1.909%, 03/25/47 (c)	3,464,188	2,767,564
2.138%, 09/25/36 (c)	1,355,883	1,206,652
2.545%, 10/25/34 (c)	1,163,296	1,174,304
6.486%, 04/25/37 (c) (g)	15,664,838	5,043,827
Wells Fargo Mortgage-Backed Securities Trust
2.663%, 06/25/35 (c)	89,827	90,273
2.706%, 04/25/36 (c)	151,582	147,913
2.734%, 10/25/35 (c)	112,177	112,786

		224,437,712

Commercial Mortgage-Backed Securities—11.5%
Americold 2010 LLC Trust
4.954%, 01/14/29 (144A)	500,000	554,579
BAMLL Mezzanine Securities Trust
8.686%, 12/15/19 (144A) (c)	5,700,000	5,685,750

MSF-207

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities Trust
6.383%, 06/11/50 (c)	1,040,000	$1,047,578
BLCP Hotel Trust
5.935%, 08/15/29 (144A) (c)	4,933,951	4,903,283
Carefree Portfolio Trust
6.184%, 11/15/19 (144A) (c)	1,000,000	996,043
7.929%, 11/15/29 (144A) (c)	6,000,000	5,972,318
CD Mortgage Trust
5.535%, 01/15/46 (c)	100,000	100,690
Citigroup Commercial Mortgage Trust
3.142%, 09/15/17 (144A) (c)	7,250,000	6,805,046
3.208%, 07/10/47 (144A)	4,398,000	2,881,834
6.349%, 12/10/49 (c)	9,063,000	8,424,339
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.000%, 12/10/47 (144A)	2,230,000	1,606,543
4.493%, 03/10/46 (144A) (c)	2,710,000	1,957,677
4.699%, 08/10/48 (144A) (c)	5,800,000	4,023,360
Credit Suisse Commercial Mortgage Trust
4.373%, 09/15/37 (144A)	1,620,000	1,511,113
5.373%, 12/15/39	1,360,209	1,317,161
5.998%, 06/15/38 (c)	3,028,161	2,944,626
9.168%, 03/15/17 (144A) (c)	6,400,000	6,352,363
Credit Suisse European Mortgage Capital, Ltd.
7.165%, 07/20/22 (144A) (EUR) (c)	2,100,090	2,346,789
DBUBS Mortgage Trust
3.750%, 08/10/44 (144A)	5,180,000	2,857,443
FREMF Mortgage Trust
2.532%, 06/25/21 (144A) (c)	4,871,292	4,872,524
4.194%, 09/25/22 (144A) (c)	6,693,434	6,697,107
GE Business Loan Trust
0.627%, 05/15/34 (144A) (c)	1,363,097	1,236,344
GMAC Commercial Mortgage Securities, Inc.
5.349%, 11/10/45 (c)	2,210,000	2,177,330
GS Mortgage Securities Trust
5.622%, 11/10/39	1,225,143	1,234,709
5.629%, 04/10/38 (c)	1,270,000	1,269,223
Hyatt Hotel Portfolio Trust
6.432%, 11/15/16 (144A) (c)	2,000,000	1,974,981
JPMorgan Chase Commercial Mortgage Securities Trust
3.507%, 08/15/27 (144A) (c)	460,000	461,874
3.807%, 06/15/29 (144A) (c)	3,540,000	3,509,967
5.386%, 05/15/47 (c)	2,280,000	1,935,173
5.411%, 05/15/47	2,360,000	2,026,674
5.502%, 06/12/47 (c)	3,120,000	3,084,139
6.432%, 10/15/19 (144A) (c)	9,900,000	9,854,709
6.435%, 06/15/29 (144A) (c)	2,000,000	1,995,128
LB-UBS Commercial Mortgage Trust
6.455%, 09/15/45 (c)	1,100,000	1,015,754
ML-CFC Commercial Mortgage Trust
5.450%, 08/12/48 (c)	1,318,000	1,296,679
6.193%, 09/12/49 (c)	3,473,000	3,450,703
6.222%, 09/12/49 (c)	5,780,000	5,745,667

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital I Trust
5.399%, 12/15/43	3,561,053	3,314,005
6.114%, 06/11/49 (c)	1,680,000	1,684,544
PFP III, Ltd.
4.294%, 06/14/31 (144A) (c)	1,280,000	1,278,163
UBS-Barclays Commercial Mortgage Trust
5.000%, 05/10/63 (144A) (c)	4,530,000	2,265,812
Wachovia Bank Commercial Mortgage Trust
0.407%, 12/15/43 (144A) (c)	646,000	626,332
5.413%, 12/15/43 (c)	2,393,290	2,414,609
5.765%, 01/15/45 (144A) (c)	6,466,500	6,309,060
5.825%, 07/15/45 (c)	1,720,000	1,728,972
Waterfall Commercial Mortgage Trust
4.104%, 09/19/22 (144A)	9,230,000	9,236,086
WF-RBS Commercial Mortgage Trust
3.016%, 11/15/47 (144A)	4,441,004	2,911,433
3.250%, 06/15/46 (144A)	8,240,000	6,222,724

		154,118,960

Total Mortgage-Backed Securities (Cost $370,096,865)		378,556,672

Foreign Government—10.3%

Regional Government—0.2%
Japan Finance Organization for Municipalities
4.000%, 01/13/21	1,900,000	2,098,611

Sovereign—10.1%
Argentina Bonar Bond
7.000%, 04/17/17	13,910,000	13,573,455
Hungary Government International Bond
5.750%, 11/22/23	12,214,000	13,588,075
Indonesia Government International Bond
5.250%, 01/17/42	22,090,000	19,784,886
Jamaica Government International Bond
6.750%, 04/28/28 (h)	3,370,000	3,386,850
Kazakhstan Government International Bond
5.125%, 07/21/25	13,880,000	13,362,276
Mexico Government International Bond
4.750%, 03/08/44	21,870,000	19,956,375
Nigeria Government International Bond
6.375%, 07/12/23	3,720,000	3,289,968
Peruvian Government International Bond
4.125%, 08/25/27	13,930,000	13,651,400
Poland Government International Bond
4.000%, 01/22/24	19,410,000	20,526,075
Portugal Government International Bond
5.125%, 10/15/24 (144A)	14,000,000	14,834,680

		135,954,040

Total Foreign Government (Cost $139,357,249)		138,052,651

MSF-208

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—7.9%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.1%
Hertz Corp. (The)
3.520%, 03/25/21	1,300,000	$1,299,741

Asset-Backed - Home Equity—0.7%
ABFC Trust
0.854%, 03/25/35 (c)	2,482,334	1,966,815
ACE Securities Corp. Home Equity Loan Trust
0.534%, 01/25/36 (c)	618,917	86,141
Asset-Backed Securities Corp. Home Equity Loan Trust
3.057%, 04/15/33 (c)	14,908	14,293
Bear Stearns Asset-Backed Securities Trust
0.934%, 01/25/34 (c)	28,144	27,073
EMC Mortgage Loan Trust
0.649%, 05/25/43 (144A) (c)	758,128	743,531
0.849%, 05/25/43 (144A) (c)	7,660,000	6,277,699
0.894%, 01/25/41 (144A) (c)	86,399	84,086
SASCO Mortgage Loan Trust
0.474%, 04/25/35 (c)	11,486	11,410
Structured Asset Securities Corp. Mortgage Loan Trust
0.414%, 02/25/36 (144A) (c)	2,692,673	213,098

		9,424,146

Asset-Backed - Manufactured Housing—1.4%
Access Financial Manufactured Housing Contract Trust
7.650%, 05/15/21	1,709,996	986,707
Conseco Financial Corp.
7.030%, 07/15/28	7,245,701	6,951,779
Greenpoint Manufactured Housing
2.899%, 03/18/29 (c)	525,000	457,230
3.562%, 06/19/29 (c)	375,000	326,250
3.702%, 02/20/30 (c)	350,000	304,500
Manufactured Housing Contract Trust Pass-Through Certificates
3.691%, 02/20/32 (c)	275,000	252,486
3.694%, 03/13/32 (c)	475,000	430,683
Mid-State Trust VI
7.340%, 07/01/35	246,457	263,675
Origen Manufactured Housing Contract Trust
2.644%, 10/15/37 (c)	2,072,574	1,849,471
2.645%, 04/15/37 (c)	1,847,966	1,633,101
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (c)	4,850,000	4,789,938

		18,245,820

Asset-Backed - Other—3.2%
ACE Home Equity Loan Trust
0.454%, 02/25/31 (c)	123,924	120,397
Amortizing Residential Collateral Trust
1.994%, 08/25/32 (c)	52,254	41,704
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	2,187,040	1,789,261
Countrywide Asset-Backed Certificates Trust
2.069%, 06/25/34 (c)	183,938	167,434

Asset-Backed - Other—(Continued)
Countrywide Revolving Home Equity Loan Resecuritization Trust
0.507%, 12/15/33 (144A) (c)	289,914	$241,561
Countrywide Revolving Home Equity Loan Trust
0.347%, 07/15/36 (c)	618,444	529,019
First Horizon Asset-Backed Trust
0.354%, 10/25/34 (c)	77,255	69,349
GSAMP Trust
0.394%, 01/25/36 (c)	104,490	25,255
1.169%, 06/25/34 (c)	578,934	550,995
GSRPM Mortgage Loan Trust
0.494%, 03/25/35 (144A) (c)	706,481	693,272
Home Equity Mortgage Loan Asset-Backed Notes
0.364%, 04/25/36 (c)	197,703	145,110
HSI Asset Securitization Corp. Trust
0.614%, 11/25/35 (c)	4,000,000	3,329,796
Long Beach Mortgage Loan Trust
0.736%, 01/21/31 (c)	24,245	22,692
LSTAR Securities Investment Trust
1.000%, 09/01/20 (144A) (c)	7,000,000	6,999,888
Magnus Dritte Immobilienbesitz und Verwaltungs 1 GmbH
7.250%, 07/01/24 (144A) (EUR)	4,214,000	4,921,604
Magnus Relda Holding Vier GmbH
7.000%, 10/28/24 (144A) (EUR)	5,940,000	6,940,055
Oaktree CLO, Ltd.
5.909%, 10/20/27 (144A) (c)	7,050,000	6,061,244
RAAC Trust
0.449%, 02/25/37 (144A) (c)	490,296	483,995
SACO I Trust
0.454%, 06/25/36 (c)	461,225	770,879
0.534%, 03/25/36 (c)	124,325	187,334
Sofi Consumer Loan Program
3.280%, 09/15/23 (144A)	9,470,000	9,498,594

		43,589,438

Asset-Backed - Student Loan—2.5%
DRB Prime Student Loan Trust
2.148%, 10/27/31 (144A) (c)	6,740,000	6,740,000
3.170%, 07/25/31 (144A)	6,190,000	6,189,009
Earnest Student Loan Investment Trust
1.000%, 07/19/35 (144A) (c) (e)	2,500,000	2,529,154
4.050%, 09/01/39 (144A) (e)	500,000	500,507
National Collegiate Student Loan Trust
0.464%, 03/26/29 (c)	2,250,000	2,069,642
1.044%, 03/25/38 (c)	8,959,008	6,352,054
Nelnet Student Loan Trust
Zero Coupon, 03/22/32 (c)	6,200,000	5,787,173
Northstar Education Finance, Inc.
1.273%, 10/30/45 (c)	100,000	79,339
SoFi Professional Loan Program LLC
Zero Coupon, 08/25/36 (144A)	500	2,875,000

		33,121,878

Total Asset-Backed Securities (Cost $106,532,988)		105,681,023

MSF-209

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—0.8%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—0.5%
Fannie Mae 15 Yr. Pool
5.500%, 12/01/16	2,276	$2,314
6.500%, 03/01/16	57	57
6.500%, 09/01/16	619	621
6.500%, 12/01/16	2,979	3,037
6.500%, 01/01/17	2,003	2,045
Fannie Mae 20 Yr. Pool
8.500%, 08/01/19	11,906	12,685
Fannie Mae 30 Yr. Pool
6.500%, 08/01/31	1,362	1,556
6.500%, 10/01/31	2,071	2,366
6.500%, 03/01/32	13,986	15,977
6.500%, 06/01/37	34,924	39,896
7.000%, 05/01/26	1,751	1,944
7.000%, 07/01/30	289	299
7.000%, 01/01/31	434	498
7.000%, 09/01/31	4,174	4,536
7.000%, 10/01/31	3,506	4,127
7.000%, 11/01/31	30,192	33,862
7.000%, 01/01/32	6,116	6,315
7.000%, 02/01/32	4,806	5,022
7.500%, 12/01/29	512	525
7.500%, 02/01/30	359	364
7.500%, 06/01/30	653	658
7.500%, 08/01/30	93	96
7.500%, 09/01/30	882	1,041
7.500%, 11/01/30	10,885	11,628
7.500%, 02/01/31	4,660	4,938
8.000%, 08/01/27	1,353	1,541
8.000%, 07/01/30	925	1,160
8.000%, 09/01/30	799	880
Fannie Mae REMICS (CMO)
0.544%, 05/25/34 (c)	192,064	193,521
9.750%, 11/25/18	239,800	261,813
9.750%, 08/25/19	80,484	87,932
Freddie Mac 15 Yr. Gold Pool
7.000%, 05/01/16	1,092	1,097
Freddie Mac 30 Yr. Gold Pool
6.000%, 12/01/36	1,355	1,522
6.000%, 02/01/37	44,394	50,078
6.500%, 09/01/31	9,591	10,965
7.000%, 03/01/39	232,413	263,583
Freddie Mac 30 Yr. Pool
7.000%, 07/01/31	2,076	2,412
Freddie Mac ARM Non-Gold Pool
1.846%, 05/01/37 (c)	59,901	62,776
1.971%, 02/01/37 (c)	27,332	28,742
2.000%, 03/01/37 (c)	112,206	117,870
2.022%, 04/01/37 (c)	54,264	56,979
2.194%, 01/01/38 (c)	33,266	35,454
2.495%, 05/01/37 (c)	75,656	81,014
2.497%, 02/01/36 (c)	55,831	59,956
Freddie Mac REMICS (CMO)
1,156.500%, 06/15/21 (g)	7	115
Ginnie Mae II ARM Pool
1.730%, 01/20/60 (c)	834,957	857,144
2.109%, 05/20/60 (c)	781,292	807,620

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
0.980%, 04/16/52 (c) (g)	18,097,325	778,276
1.052%, 09/16/56 (c) (g)	20,192,029	1,721,270
1.191%, 03/16/47 (c) (g)	13,757,721	619,097

		6,259,224

Federal Agencies—0.3%
Tennessee Valley Authority
3.875%, 02/15/21	150,000	166,316
5.250%, 09/15/39	400,000	496,259
5.980%, 04/01/36	2,490,000	3,307,629

		3,970,204

U.S. Treasury—0.0%
U.S. Treasury Notes
0.250%, 10/31/15	70,000	70,003
0.375%, 11/15/15 (a)	270,000	270,069
1.500%, 08/31/18	220,000	223,730
2.500%, 05/15/24	10,000	10,416

		574,218

Total U.S. Treasury & Government Agencies (Cost $10,514,721)		10,803,646

Floating Rate Loans (i)—0.6%

Electric—0.4%
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.250%, 06/19/16	6,240,991	6,230,587

Software—0.1%
First Data Corp.
Extended Term Loan, 3.696%, 03/24/18	1,047,353	1,039,908

Specialty Retail—0.1%
Staples, Inc.
Term Loan B, 0.000%, 04/07/21 (j)	700,000	698,292

Total Floating Rate Loans (Cost $7,956,338)		7,968,787

Convertible Bonds—0.4%

Internet—0.4%
LinkedIn Corp.
0.500%, 11/01/19 (144A)	5,400,000	5,315,625

Mining—0.0%
Mirabela Nickel, Ltd.
9.500%, 06/24/19 (144A) (b) (e)	966,683	483,342

Total Convertible Bonds (Cost $6,225,924)		5,798,967

MSF-210

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Municipals—0.1%

Security Description	Shares/ Principal/ Notional Amount*	Value

Virginia Housing Development Authority
6.000%, 06/25/34 (Cost $1,003,703)	1,017,689	$1,064,787

Preferred Stock—0.1%

Banks—0.1%
Citigroup Capital XIII, 7.875% (c) (Cost $1,009,688)	35,900	922,271

Common Stocks—0.0%

Marine—0.0%
Deep Ocean Group Holding A/S (f) (k) (l)	44,744	288,420

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (f)(k)	901,134	0

Total Common Stocks (Cost $1,010,298)		288,420

Purchased Options—0.0%

Credit Default Swaptions—0.0%
Call - CDX.NA.IG.25, Exercise rate 0.800%, Expires 12/16/15 (Counterparty - JPMorgan Chase Bank N.A.)	154,000,000	153,888

Currency Option—0.0%
EUR Call/GBP Put, Strike Price GBP 0.7767, Expires 10/06/15 (Counterparty - Barclays Bank plc) (EUR)	9,550,000	20

Total Purchased Options (Cost $435,092)		153,908

Short-Term Investments—4.8%

Mutual Fund—3.5%
State Street Navigator Securities Lending MET Portfolio (m)	47,818,513	47,818,513

Repurchase Agreements—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $1,653,609 on 10/01/15, collateralized by $1,660,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $1,689,050.	1,653,609	1,653,609

Repurchase Agreements—(Continued)
Royal Bank of Scotland plc Repurchase Agreement dated 09/30/15 at 0.080% to be repurchased at $15,500,034 on 10/01/15, collateralized by $15,699,000 U.S. Treasury Note at 1.375% due 05/31/20 with a value of $15,727,258.	15,500,000	15,500,000

		17,153,609

Total Short-Term Investments (Cost $64,972,122)		64,972,122

Total Investments – 102.1% (Cost $1,418,921,483) (n)		1,370,614,633
Other assets and liabilities (net) – (2.1)%		(28,261,359)

Net Assets—100.0%		$1,342,353,274

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $88,953,778 and the collateral received consisted of cash in the amount of $47,818,513 and non-cash collateral with a value of $47,560,593. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $3,553,003, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(g)	Interest only security.
(h)	Principal amount of security is adjusted for inflation.

MSF-211

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(i)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(j)	This loan will settle after September 30, 2015, at which time the interest rate will be determined.
(k)	Non-income producing security.
(l)	Illiquid security. As of September 30, 2015, these securities represent 0.0% of net assets.
(m)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(n)	As of September 30, 2015, the aggregate cost of investments was $1,418,921,483. The aggregate unrealized appreciation and depreciation of investments were $24,040,676 and $(72,347,526), respectively, resulting in net unrealized depreciation of $(48,306,850).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $465,894,051, which is 34.7% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Earnest Student Loan Investment Trust	07/30/15	$2,500,000	$2,562,500	$2,529,154
Earnest Student Loan Investment Trust	09/21/15	500,000	503,750	500,507
Midwest Vanadium Pty, Ltd.	05/05/11- 05/24/11	1,000,000	1,031,250	40,000
Mirabela Nickel, Ltd.	06/06/14 - 06/30/14	966,683	966,683	483,342
Mirabela Nickel, Ltd.	09/10/14	3,418	—	0

				$3,553,003

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	56,525,000	JPMorgan Chase Bank N.A.	10/16/15	$14,496,192	$(308,717)
CAD	7,711,001	Citibank N.A.	10/16/15	5,894,359	(116,632)
CAD	36,070,000	Citibank N.A.	10/16/15	27,675,263	(648,600)
EUR	60,140,000	Bank of America N.A.	10/16/15	68,137,417	(923,201)
EUR	32,650,000	Barclays Bank plc	10/16/15	35,691,870	798,721
EUR	43,018	Citibank N.A.	10/16/15	47,189	890
EUR	25,937,973	Citibank N.A.	10/16/15	29,028,275	(39,241)
GBP	3,270,000	Barclays Bank plc	10/16/15	5,095,562	(149,221)
ILS	15,038,700	Citibank N.A.	10/16/15	4,000,000	(166,139)
INR	1,790,140,000	Citibank N.A.	10/16/15	27,862,101	(644,276)
JPY	1,702,800,000	Bank of America N.A.	10/16/15	14,123,033	73,392
JPY	1,743,130,000	Bank of America N.A.	10/16/15	13,947,774	584,887
JPY	3,290,896,054	Barclays Bank plc	10/16/15	27,459,534	(22,982)
KRW	15,989,942,205	Citibank N.A.	10/16/15	13,599,202	(115,844)
MXN	8,710,000	Bank of America N.A.	10/16/15	550,395	(35,749)
MXN	66,585,194	Citibank N.A.	10/16/15	4,082,729	(148,423)
MXN	741,762,643	Morgan Stanley & Co. International plc	10/16/15	43,923,769	(95,383)
MYR	53,280,000	Bank of America N.A.	10/16/15	13,739,041	(1,630,225)
NZD	38,270,000	Barclays Bank plc	10/16/15	25,082,043	(641,022)

MSF-212

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
RUB	1,384,358,808	Citibank N.A.	10/16/15	$20,975,133	$122,926
SGD	38,537,925	Bank of America N.A.	10/16/15	27,443,778	(374,957)
SGD	48,310,000	Bank of America N.A.	10/16/15	34,337,296	(404,625)
TWD	1,304,390,000	Citibank N.A.	10/16/15	40,327,408	(712,445)

Contracts to Deliver
AUD	40,048,649	Citibank N.A.	10/16/15	29,616,777	1,528,359
BRL	203,223,240	Bank of America N.A.	10/05/15	50,953,090	(247,882)
BRL	50,805,810	Bank of America N.A.	10/05/15	12,529,176	(271,067)
BRL	56,525,000	Citibank N.A.	10/16/15	17,071,882	2,884,407
CAD	34,570,000	Citibank N.A.	10/16/15	26,046,022	143,285
CAD	3,557,001	Citibank N.A.	10/16/15	2,711,094	45,891
CAD	3,557,001	Citibank N.A.	10/16/15	2,697,070	31,867
CAD	2,958,001	Citibank N.A.	10/16/15	2,248,210	31,828
CAD	855,001	Citibank N.A.	10/16/15	649,024	8,386
EUR	5,466,053	Barclays Bank plc	10/16/15	6,022,907	(86,113)
EUR	60,070,000	Citibank N.A.	10/16/15	69,658,674	2,522,691
EUR	59,960,000	Citibank N.A.	10/16/15	66,146,073	(866,970)
EUR	119,001	Citibank N.A.	10/16/15	133,751	752
EUR	101,001	Citibank N.A.	10/16/15	112,560	(322)
EUR	1,789,241	UBS AG	11/13/15	1,946,186	(54,402)
EUR	151,001	UBS AG	11/13/15	168,022	(816)
GBP	3,270,000	Barclays Bank plc	10/16/15	5,092,391	146,049
GBP	26,560,000	Citibank N.A.	10/16/15	40,781,685	605,892
GBP	16,350,000	Citibank N.A.	10/16/15	25,190,445	458,735
GBP	5,610,000	Citibank N.A.	10/16/15	8,591,979	106,053
GBP	2,700,000	Citibank N.A.	10/16/15	4,190,999	106,864
GBP	2,400,000	Citibank N.A.	10/16/15	3,721,066	90,723
GBP	525,001	Citibank N.A.	10/16/15	819,928	25,789
GBP	5,360,000	Citibank N.A.	11/13/15	8,158,418	51,752
ILS	15,038,700	Citibank N.A.	10/16/15	3,945,301	111,441
JPY	3,445,930,000	Bank of America N.A.	10/16/15	27,729,446	(999,639)
KRW	15,989,942,205	Bank of America N.A.	10/16/15	14,090,538	607,179
MXN	522,962,414	Barclays Bank plc	10/16/15	33,168,478	2,268,299
MXN	206,797,586	Citibank N.A.	10/16/15	13,051,366	832,357
MYR	53,280,000	Bank of America N.A.	10/16/15	12,685,714	576,898
NZD	37,100,000	Barclays Bank plc	10/16/15	24,734,273	1,040,469
SGD	48,310,000	Bank of America N.A.	10/16/15	34,296,464	363,794
TWD	1,304,390,000	Citibank N.A.	10/16/15	42,093,391	2,478,428

Net Unrealized Appreciation					$8,944,111

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/19/16	311	USD	75,966,898	$1,048,364
U.S. Treasury Long Bond Futures	12/21/15	386	USD	60,827,255	(92,567)
U.S. Treasury Note 10 Year Futures	12/21/15	1,628	USD	207,828,932	1,750,631
U.S. Treasury Ultra Long Bond Futures	12/21/15	257	USD	41,028,785	195,621

MSF-213

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	03/14/16	(1,407)	USD	(348,985,915)	$(934,985)
Euro-Bobl Futures	12/08/15	(236)	EUR	(30,264,251)	(206,126)
Euro-Bund Futures	12/08/15	(229)	EUR	(35,124,842)	(718,117)
U.S. Treasury Note 2 Year Futures	12/31/15	(267)	USD	(58,457,820)	(23,524)
U.S. Treasury Note 5 Year Futures	12/31/15	(1,047)	USD	(125,396,582)	(783,277)

Net Unrealized Appreciation					$236,020

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/BRL Put	BRL 3.867	Bank of America N.A.	10/01/15	(65,700,000)	$(584,730)	$(1,989,724)	$(1,404,994)
USD Put/BRL Call	BRL 3.555	Bank of America N.A.	10/01/15	(65,700,000)	(584,730)	—	584,730

Totals					$(1,169,460)	$(1,989,724)	$(820,264)

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - 5 Yr. CDS	0.750%	JPMorgan Chase Bank N.A.	CDX.NA.IG.25	Buy	12/16/15	USD	(308,000,000)	$(308,000)	$(140,202)	$167,798
Put - 5 Yr. CDS	1.100%	JPMorgan Chase Bank N.A.	CDX.NA.IG.25	Sell	12/16/15	USD	(154,000,000)	(454,300)	(454,300)	—

Totals								$(762,300)	$(594,502)	$167,798

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date (a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Fixed Rate equal to 9.005% based on the notional amount of currency delivered	Fixed rate equal to 7.250% based on the notional amount of currency received	07/01/24	Barclays Bank plc	$5,848,000	EUR	4,300,000	$1,805,474	$(4,084)	$1,809,558

(a)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
Pay	1 Day CDI	14.850%	01/04/21	Bank of America N.A.	BRL	190,843,760	$(667,971)	$—	$(667,971)

Securities in the amount of $1,659,957 have been received at the custodian bank as collateral for OTC swap contracts

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee

MSF-214

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(CDI)—	Brazil Interbank Deposit Rate
(CDS)—	Credit Default Swap
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$117,810	$—	$117,810
Aerospace/Defense	—	1,967,237	—	1,967,237
Agriculture	—	11,596,202	—	11,596,202
Airlines	—	18,281	—	18,281
Auto Manufacturers	—	8,383,842	—	8,383,842
Auto Parts & Equipment	—	3,848,500	—	3,848,500
Banks	—	102,962,268	—	102,962,268
Beverages	—	16,350,452	—	16,350,452
Biotechnology	—	10,218,087	—	10,218,087
Building Materials	—	3,118,500	—	3,118,500
Chemicals	—	7,511,353	—	7,511,353
Coal	—	3,261,300	—	3,261,300
Commercial Services	—	7,561,863	—	7,561,863
Computers	—	1,770,000	—	1,770,000
Distribution/Wholesale	—	1,431,388	—	1,431,388
Diversified Financial Services	—	27,856,908	—	27,856,908
Electric	—	27,338,175	—	27,338,175
Electrical Components & Equipment	—	717,100	—	717,100
Electronics	—	2,331,600	—	2,331,600
Engineering & Construction	—	2,232,875	—	2,232,875
Entertainment	—	5,141,984	—	5,141,984
Environmental Control	—	1,444,766	—	1,444,766

MSF-215

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food	$—	$22,389,310	$—	$22,389,310
Forest Products & Paper	—	2,877,112	—	2,877,112
Healthcare-Products	—	12,775,849	—	12,775,849
Healthcare-Services	—	16,910,403	—	16,910,403
Holding Companies-Diversified	—	10,931,757	—	10,931,757
Home Builders	—	12,643,850	—	12,643,850
Household Products/Wares	—	2,881,450	—	2,881,450
Insurance	—	1,895,204	—	1,895,204
Internet	—	4,071,808	—	4,071,808
Iron/Steel	—	7,771,250	—	7,771,250
Leisure Time	—	3,751,318	—	3,751,318
Lodging	—	8,208,000	—	8,208,000
Media	—	23,584,573	—	23,584,573
Mining	—	37,388,517	0	37,388,517
Miscellaneous Manufacturing	—	5,602,787	—	5,602,787
Oil & Gas	—	70,348,768	—	70,348,768
Oil & Gas Services	—	6,827,846	—	6,827,846
Packaging & Containers	—	11,648,669	—	11,648,669
Pharmaceuticals	—	19,856,247	—	19,856,247
Pipelines	—	8,999,579	—	8,999,579
Real Estate	—	7,972,971	—	7,972,971
Real Estate Investment Trusts	—	2,458,200	—	2,458,200
Retail	—	30,647,735	—	30,647,735
Savings & Loans	—	3,908,394	—	3,908,394
Semiconductors	—	3,183,797	—	3,183,797
Software	—	5,944,075	—	5,944,075
Telecommunications	—	46,373,318	—	46,373,318
Transportation	—	13,359,425	—	13,359,425
Water	—	3,958,676	—	3,958,676
Total Corporate Bonds & Notes	—	656,351,379	0	656,351,379
Total Mortgage-Backed Securities*	—	378,556,672	—	378,556,672
Total Foreign Government*	—	138,052,651	—	138,052,651
Total Asset-Backed Securities*	—	105,681,023	—	105,681,023
Total U.S. Treasury & Government Agencies*	—	10,803,646	—	10,803,646
Total Floating Rate Loans*	—	7,968,787	—	7,968,787
Total Convertible Bonds*	—	5,798,967	—	5,798,967
Total Municipals	—	1,064,787	—	1,064,787
Total Preferred Stock*	922,271	—	—	922,271
Total Common Stocks*	—	—	288,420	288,420
Total Purchased Options*	—	153,908	—	153,908
Short-Term Investments
Mutual Fund	47,818,513	—	—	47,818,513
Repurchase Agreements	—	17,153,609	—	17,153,609
Total Short-Term Investments	47,818,513	17,153,609	—	64,972,122
Total Investments	$48,740,784	$1,321,585,429	$288,420	$1,370,614,633

Collateral for Securities Loaned (Liability)	$—	$(47,818,513)	$—	$(47,818,513)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$18,649,004	$—	$18,649,004
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,704,893)	—	(9,704,893)
Total Forward Contracts	$—	$8,944,111	$—	$8,944,111
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,994,616	$—	$—	$2,994,616
Futures Contracts (Unrealized Depreciation)	(2,758,596)	—	—	(2,758,596)
Total Futures Contracts	$236,020	$—	$—	$236,020

MSF-216

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options
Credit Default Swaptions at Value	$—	$(594,502)	$—	$(594,502)
Foreign Currency Written Options at Value	—	(1,989,724)	—	(1,989,724)
Total Written Options	$—	$(2,584,226)	$—	$(2,584,226)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,805,474	$—	$1,805,474
OTC Swap Contracts at Value (Liabilities)	—	(667,971)	—	(667,971)
Total OTC Swap Contracts	$—	$1,137,503	$—	$1,137,503

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2015	Change in Unrealized Appreciation/(Depreciation) from Investments Still Held at September 30, 2015
Corporate Bonds & Notes
Mining	$0	$0	$0	$0
Common Stocks
Marine	1,095,718	(807,298)	288,420	(807,298)
Metals & Mining	21,335	(21,335)	0	(21,335)

Total	$1,117,053	$(828,633)	$288,420	$(828,633)

MSF-217

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—80.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—24.7%
Fannie Mae 15 Yr. Pool
2.500%, TBA (a)	9,400,000	$9,583,006
3.000%, TBA (a)	38,800,000	40,403,526
3.500%, TBA (a)	15,000,000	15,843,750
4.500%, 03/01/20	83,497	87,228
5.000%, 03/01/18	89,530	93,017
6.500%, 06/01/17	30,847	31,201
Fannie Mae 20 Yr. Pool
4.500%, 11/01/31	1,219,770	1,334,066
4.500%, 12/01/31	1,694,306	1,855,369
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	12,050,314	12,261,473
3.000%, TBA (a)	7,900,000	8,006,156
4.000%, 02/01/40	1,063,934	1,154,901
4.000%, 06/01/42	9,314,594	10,112,627
4.000%, 07/01/42	5,006,255	5,369,328
4.000%, 05/01/43	22,691,280	24,549,764
4.000%, 10/01/43	12,428,208	13,451,473
4.000%, TBA (a)	48,000,000	51,200,640
4.500%, 04/01/41	14,245,851	15,491,958
4.500%, 10/01/41	10,765,122	11,697,605
4.500%, 07/01/44	364,013	402,538
4.500%, 10/01/44	2,368,286	2,607,889
4.500%, 01/01/45	188,123	209,071
4.500%, TBA (a)	7,800,000	8,455,322
5.000%, 07/01/33	413,832	458,129
5.000%, 09/01/33	501,766	554,877
5.000%, 10/01/35	1,386,696	1,534,532
5.000%, 03/01/36	2,286,911	2,519,449
5.000%, 01/01/39	18,403	20,567
5.000%, 08/01/39	40,468	44,712
5.000%, 12/01/39	35,343	39,534
5.000%, 05/01/40	60,924	68,134
5.000%, 07/01/40	63,347	70,876
5.000%, 11/01/40	1,594,756	1,778,810
5.000%, 01/01/41	69,526	77,523
5.000%, 02/01/41	87,704	97,294
5.000%, 04/01/41	173,028	193,001
5.000%, 05/01/41	3,718,275	4,159,098
5.000%, 06/01/41	311,071	348,047
5.000%, 07/01/41	3,641,778	4,007,151
5.000%, TBA (a)	13,900,000	15,315,248
6.000%, 04/01/33	107,737	122,163
6.000%, 02/01/34	24,666	28,134
6.000%, 11/01/35	253,006	288,068
6.000%, 08/01/37	552,051	629,588
6.500%, 03/01/26	1,608	1,837
6.500%, 04/01/29	79,026	90,277
7.000%, 11/01/28	2,550	2,850
7.000%, 02/01/29	744	744
7.000%, 01/01/30	2,336	2,412
7.000%, 10/01/37	41,655	51,015
7.000%, 11/01/37	33,843	37,451
7.000%, 12/01/37	31,726	38,463
7.000%, 02/01/38	25,991	28,855
7.000%, 08/01/38	27,315	29,660

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 09/01/38	3,118	3,247
7.000%, 11/01/38	198,296	238,306
7.000%, 02/01/39	2,137,438	2,472,643
7.500%, 04/01/32	14,194	14,605
8.000%, 05/01/28	4,505	5,195
8.000%, 07/01/32	913	1,003
Fannie Mae ARM Pool
1.754%, 07/01/37 (b)	49,675	52,687
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (c)	3,814,005	718,831
4.000%, 04/25/42 (c)	5,524,943	1,031,604
4.500%, 11/25/39 (c)	3,427,958	628,495
Fannie Mae Pool
3.500%, 08/01/42	14,643,174	15,342,170
3.500%, 09/01/42	997,635	1,045,178
3.500%, 10/01/42	6,974,124	7,306,952
3.500%, 05/01/43	428,806	448,853
4.000%, 10/01/42	2,917,410	3,146,789
4.000%, 11/01/42	2,947,099	3,179,094
4.000%, 07/01/43	88,388	95,350
4.000%, 08/01/43	2,013,121	2,171,241
5.000%, 05/01/40	33,402	37,254
6.500%, 12/01/27	4,990	5,064
6.500%, 05/01/32	32,167	35,881
Fannie Mae REMIC Trust Whole Loan
3.569%, 01/25/43 (b)	412,698	420,084
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (d)	814,683	749,575
3.000%, 12/25/27 (c)	10,545,859	1,072,474
5.500%, 07/25/41	7,702,190	9,082,038
5.500%, 04/25/42	3,552,137	3,962,789
5.906%, 09/25/42 (b) (c)	1,852,489	382,016
5.906%, 07/25/43 (b) (c)	2,238,095	524,171
5.956%, 03/25/42 (b) (c)	13,252,174	2,190,849
5.956%, 12/25/42 (b) (c)	1,454,438	355,426
5.956%, 03/25/43 (b) (c)	4,878,267	1,147,995
6.000%, 05/25/42	2,386,035	2,690,435
6.336%, 01/25/41 (b) (c)	2,213,947	410,537
6.356%, 10/25/41 (b) (c)	7,945,866	1,475,921
6.456%, 02/25/41 (b) (c)	1,322,323	225,813
6.456%, 03/25/42 (b) (c)	3,204,419	575,549
6.500%, 06/25/39	496,655	557,602
6.500%, 07/25/42	4,354,736	5,026,053
9.750%, 11/25/18	905,911	989,071
9.750%, 08/25/19	295,107	322,419
Freddie Mac 30 Yr. Gold Pool
3.000%, TBA (a)	10,000,000	10,102,581
4.000%, 07/01/43	6,663,174	7,192,421
4.000%, 08/01/43	6,765,579	7,302,970
5.000%, 08/01/33	32,863	36,447
6.000%, 10/01/36	1,430,566	1,630,973
6.500%, 09/01/39	523,431	599,987
8.000%, 12/01/19	1,632	1,647
8.000%, 09/01/30	5,052	6,390
Freddie Mac 30 Yr. Non-Gold Pool
8.000%, 07/01/20	2,803	2,830

MSF-218

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
1.846%, 05/01/37 (b)	43,657	$45,752
1.971%, 02/01/37 (b)	19,878	20,903
2.435%, 01/01/35 (b)	17,756	18,959
2.495%, 05/01/37 (b)	57,621	61,702
Freddie Mac Gold Pool
3.500%, 10/01/42	1,459,759	1,529,298
3.500%, 02/01/44	658,753	690,083
4.000%, 04/01/43	2,124,532	2,291,161
4.000%, 08/01/43	1,285,926	1,387,868
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	304,579	339,959
6.000%, 05/15/36	1,020,541	1,161,015
6.394%, 11/15/41 (b) (c)	4,336,428	817,772
8.500%, 06/15/21	15,382	16,918
Ginnie Mae I 30 Yr. Pool
5.500%, 06/15/36	744,071	845,038
6.000%, 03/15/33	1,175,670	1,383,598
6.500%, 06/15/31	4,706	5,396
6.500%, 08/15/34	271,013	314,064
7.500%, 01/15/29	2,675	2,675
7.500%, 09/15/29	2,496	2,821
7.500%, 02/15/30	1,731	1,818
8.500%, 05/15/18	5,940	5,966
8.500%, 06/15/25	37,990	45,709
9.000%, 12/15/16	1,005	1,011
Ginnie Mae II 30 Yr. Pool
3.000%, 09/20/45	29,500,000	30,147,625
3.500%, TBA (a)	40,100,000	42,015,705
4.500%, 01/20/40	1,310,236	1,424,494
4.500%, 05/20/40	1,831,470	1,991,190
4.500%, 09/20/40	36,185	39,341
4.500%, 01/20/41	276,418	301,122
4.500%, 07/20/41	1,923,392	2,091,148
5.000%, 07/20/40	1,386,524	1,541,681
6.000%, 11/20/34	2,353	2,687
6.000%, 06/20/35	3,718	4,223
6.000%, 07/20/36	242,910	272,200
6.000%, 09/20/36	11,554	12,947
6.000%, 07/20/38	647,482	725,557
6.000%, 09/20/38	1,779,319	1,993,873
6.000%, 06/20/39	6,692	7,587
6.000%, 05/20/40	148,530	168,282
6.000%, 06/20/40	411,646	465,300
6.000%, 08/20/40	210,375	238,680
6.000%, 09/20/40	520,555	583,325
6.000%, 10/20/40	326,514	365,886
6.000%, 11/20/40	439,832	492,868
6.000%, 01/20/41	413,504	463,366
6.000%, 03/20/41	1,871,516	2,097,188
6.000%, 07/20/41	371,239	416,559
6.000%, 12/20/41	265,673	299,944
6.500%, 10/20/37	506,256	583,201
Government National Mortgage Association
0.533%, 02/16/53 (b) (c)	18,871,258	859,510
0.551%, 10/16/54 (b) (c)	36,503,257	1,495,319

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association
0.606%, 05/16/54 (b) (c)	22,640,796	1,015,870
0.700%, 03/16/49 (b) (c)	13,847,131	580,070
0.759%, 09/16/51 (b) (c)	91,873,968	5,611,294
0.869%, 05/16/54 (b) (c)	20,196,617	1,161,245
0.895%, 11/16/55 (b) (c)	35,982,641	2,671,675
0.920%, 01/16/53 (b) (c)	15,763,399	1,158,704
0.920%, 09/16/46 (b) (c)	82,460,524	3,594,207
0.927%, 06/16/55 (b) (c)	15,613,190	913,793
0.929%, 01/16/57 (b) (c)	38,145,438	3,224,548
0.955%, 09/16/55 (b) (c)	22,531,781	1,472,948
1.073%, 09/16/44 (b) (c)	20,998,625	1,427,382
1.213%, 02/16/48 (b) (c)	13,289,636	897,821
1.216%, 02/16/46 (b) (c)	27,829,904	2,037,088
2.250%, 03/16/35	6,065,573	6,122,080
Government National Mortgage Association (CMO)
0.572%, 12/20/60 (b)	20,293,566	20,260,589
0.592%, 12/20/60 (b)	7,259,909	7,247,589
0.672%, 03/20/61 (b)	5,835,948	5,843,576
0.692%, 12/20/60 (b)	52,677,087	52,760,810
1.052%, 09/16/56 (b) (c)	46,493,685	3,963,354
5.891%, 08/16/42 (b) (c)	1,951,930	335,611
6.284%, 03/20/39 (b) (c)	698,077	72,711
6.434%, 01/20/40 (b) (c)	1,658,006	246,385

		588,567,556

Federal Agencies—38.4%
Federal Farm Credit Bank
0.375%, 03/03/16	20,000,000	20,014,820
0.390%, 05/09/16	20,000,000	20,000,400
0.450%, 02/03/16	25,000,000	25,030,550
0.500%, 08/23/16	25,000,000	25,032,825
1.100%, 06/01/18	20,000,000	20,069,320
1.500%, 11/16/15	20,000,000	20,033,020
1.950%, 11/15/17	19,980,000	20,518,101
Federal Home Loan Bank
0.340%, 01/25/16	20,000,000	20,016,300
0.500%, 10/17/16	15,000,000	15,007,365
0.625%, 11/23/16	20,000,000	20,029,520
0.750%, 03/24/17	23,000,000	23,061,617
1.375%, 12/11/15	20,000,000	20,050,000
2.000%, 09/09/16	20,000,000	20,294,640
2.125%, 06/09/23	17,700,000	17,544,523
2.750%, 06/08/18	15,000,000	15,678,780
5.250%, 12/11/20	12,000,000	14,183,460
Federal Home Loan Bank of Chicago
5.625%, 06/13/16	43,170,000	44,705,427
Federal Home Loan Mortgage Corp.
Zero Coupon, 11/29/19	10,000,000	9,244,010
5.000%, 12/14/18 (e)	13,241,000	14,878,223
Federal National Mortgage Association
Zero Coupon, 10/09/19	50,000,000	46,431,500
0.500%, 10/22/15	30,000,000	30,007,140
2.625%, 09/06/24	42,000,000	43,010,268
6.000%, 04/18/36	9,700,000	9,987,818

MSF-219

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Financing Corp. Fico
Zero Coupon, 10/06/17	20,433,000	$20,083,453
Zero Coupon, 05/11/18	40,000,000	38,924,320
Zero Coupon, 08/03/18	7,638,000	7,401,459
Zero Coupon, 12/27/18	16,254,000	15,539,734
Zero Coupon, 06/06/19	26,414,000	25,012,526
Zero Coupon, 09/26/19	14,535,000	13,657,173
Government Trust Certificates
Zero Coupon, 10/01/16	8,567,000	8,478,571
National Archives Facility Trust
8.500%, 09/01/19 (f)	2,239,648	2,578,063
New Valley Generation II
5.572%, 05/01/20 (f)	7,448,570	8,242,885
Overseas Private Investment Corp.
Zero Coupon, 11/18/16	8,000,000	8,091,032
Zero Coupon, 11/17/17	26,000,000	27,735,640
Zero Coupon, 07/30/19	20,000,000	20,804,000
Zero Coupon, 11/11/20	8,500,000	8,521,930
Zero Coupon, 11/13/20	5,000,000	5,172,690
Zero Coupon, 11/15/20	4,700,000	4,942,755
2.310%, 11/15/30 (f)	8,938,653	8,794,956
3.330%, 05/15/33 (f)	6,977,929	7,201,530
3.490%, 12/20/29 (f)	11,614,674	12,196,744
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	10,642,000	9,967,627
Zero Coupon, 07/15/20	10,000,000	9,199,970
Zero Coupon, 10/15/20	38,159,000	34,809,403
Tennessee Valley Authority
1.750%, 10/15/18	20,000,000	20,390,300
3.875%, 02/15/21	35,000,000	38,807,125
4.500%, 04/01/18	20,000,000	21,740,000
5.500%, 07/18/17	23,306,000	25,287,453

		918,410,966

U.S. Treasury—17.1%
U.S. Treasury Bonds
3.125%, 08/15/44	8,500,000	8,896,227
4.750%, 02/15/41	3,200,000	4,339,834
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (f)	7,266,210	6,120,648
1.375%, 02/15/44 (f)	25,088,000	25,454,837
U.S. Treasury Inflation Indexed Note
0.375%, 07/15/25 (f)	12,277,714	11,959,746
U.S. Treasury Notes
0.375%, 10/31/16	30,000,000	29,993,370
0.500%, 08/31/16	19,000,000	19,021,033
0.500%, 11/30/16	20,000,000	20,014,580
0.875%, 11/30/16	25,000,000	25,126,625
0.875%, 01/31/17	10,000,000	10,051,820
1.500%, 07/31/16 (e)	48,000,000	48,457,488
1.750%, 05/15/23	43,000,000	42,633,812
1.875%, 11/30/21	3,000,000	3,038,829
2.125%, 12/31/21	71,090,000	73,002,392
3.125%, 01/31/17	78,000,000	80,735,070

		408,846,311

Total U.S. Treasury & Government Agencies (Cost $1,890,493,983)		1,915,824,833

Corporate Bonds & Notes—10.3%
Security Description	Principal Amount*	Value

Banks—0.7%
National Australia Bank, Ltd.
1.250%, 03/08/18 (144A) (e)	13,000,000	12,954,383
Stadshypotek AB
1.875%, 10/02/19 (144A) (e)	5,000,000	5,018,475

		17,972,858

Diversified Financial Services—8.7%
COP I LLC
3.650%, 12/05/21	8,314,763	8,840,239
National Credit Union Administration Guaranteed Notes
3.000%, 06/12/19	19,650,000	20,889,522
3.450%, 06/12/21	45,000,000	48,798,000
Postal Square, L.P.
6.500%, 06/15/22	8,070,840	9,003,660
Private Export Funding Corp.
1.375%, 02/15/17	25,000,000	25,238,350
2.250%, 12/15/17	40,000,000	41,077,880
2.300%, 09/15/20	28,000,000	28,517,636
4.950%, 11/15/15	25,406,000	25,547,943

		207,913,230

Multi-National—0.2%
Asian Development Bank
2.125%, 03/19/25	2,000,000	1,982,812
European Investment Bank
2.500%, 10/15/24 (e)	2,000,000	2,048,638

		4,031,450

Oil & Gas—0.7%
Ecopetrol S.A.
5.375%, 06/26/26	4,260,000	3,716,850
Petrobras International Finance Co. S.A.
5.375%, 01/27/21 (e)	12,000,000	8,730,000
Petroleos Mexicanos
6.375%, 01/23/45	3,610,000	3,243,224

		15,690,074

Total Corporate Bonds & Notes (Cost $249,477,984)		245,607,612

Foreign Government—7.7%

Sovereign—7.7%
Colombia Government International Bond
5.625%, 02/26/44	4,840,000	4,525,400
Indonesia Government International Bonds
3.750%, 04/25/22 (144A)	410,000	390,486
3.750%, 04/25/22	1,900,000	1,809,571
4.875%, 05/05/21	2,957,000	3,053,020
5.875%, 03/13/20	310,000	337,833
5.875%, 01/15/24 (144A)	1,060,000	1,122,230

MSF-220

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Israel Government AID Bonds
Zero Coupon, 08/15/16	28,251,000	$28,096,665
Zero Coupon, 09/15/16	10,000,000	9,942,580
Zero Coupon, 11/15/18	20,869,000	20,129,862
5.500%, 12/04/23	24,290,000	29,926,470
5.500%, 04/26/24	20,950,000	25,932,434
Mexico Government International Bond
5.550%, 01/21/45	11,480,000	11,752,650
Peruvian Government International Bond
5.625%, 11/18/50	4,000,000	4,130,000
Poland Government International Bond
4.000%, 01/22/24 (e)	7,870,000	8,322,525
Turkey Government International Bonds
5.625%, 03/30/21	1,078,000	1,125,162
5.750%, 03/22/24	4,290,000	4,446,585
6.250%, 09/26/22	2,205,000	2,356,594
7.000%, 03/11/19	1,660,000	1,823,228
7.500%, 11/07/19	540,000	606,663
Ukraine Government AID Bond
1.844%, 05/16/19	25,000,000	25,283,625

Total Foreign Government (Cost $182,380,640)		185,113,583

Mortgage-Backed Securities—7.4%

Collateralized Mortgage Obligations—5.9%
American Home Mortgage Assets Trust
0.384%, 09/25/46 (b)	903,845	638,824
0.384%, 12/25/46 (b)	2,739,694	1,880,860
Banc of America Funding Corp.
0.349%, 02/27/37 (144A) (b)	13,865,810	12,963,145
2.089%, 06/20/35 (b)	345,662	218,386
Banc of America Funding Trust
0.364%, 09/29/36 (144A) (b)	13,257,423	12,625,747
Banc of America Mortgage 2005-F Trust
2.791%, 07/25/35 (b)	125,474	116,030
BCAP LLC Trust
0.341%, 11/27/36 (144A) (b)	20,924,059	19,698,018
Citigroup Mortgage Loan Trust, Inc.
2.730%, 10/25/35 (b)	247,075	244,785
Countrywide Alternative Loan Trust
0.416%, 07/20/46 (b)	3,251,209	2,429,567
0.484%, 05/25/34 (b)	2,546,687	2,466,337
Countrywide Home Loan Reperforming Loan REMIC Trust
0.614%, 07/25/36 (144A) (b)	950,921	866,988
Fannie Mae Connecticut Avenue Securities
1.694%, 02/25/25 (b)	4,221,012	4,230,737
FDIC Structured Sale Guaranteed Notes
0.747%, 02/25/48 (144A) (b)	890,472	890,694
First Horizon Alternative Mortgage Securities Trust
0.564%, 02/25/37 (b)	277,286	151,036

Collateralized Mortgage Obligations—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
2.394%, 02/25/24 (b)	5,000,000	5,035,930
2.394%, 09/25/24 (b)	8,000,000	7,945,584
GMAC Mortgage Corp. Loan Trust
2.774%, 11/19/35 (b)	783,072	695,862
Greenpoint Mortgage Funding Trust
0.274%, 02/25/47 (b)	55,058	53,031
GSMPS Mortgage Loan Trust
0.544%, 01/25/35 (144A) (b)	422,282	354,994
0.594%, 06/25/34 (144A) (b)	732,531	638,888
3.337%, 06/25/34 (144A) (b)	4,384,389	4,116,766
GSR Mortgage Loan Trust
2.926%, 04/25/35 (b)	827,641	808,793
HarborView Mortgage Loan Trust
0.416%, 09/19/46 (b)	363,724	275,277
Impac Secured Assets CMN Owner Trust
0.514%, 03/25/36 (b)	4,646,606	3,358,283
JPMorgan Mortgage Trust
2.125%, 06/25/34 (b)	233,549	231,261
JPMorgan Resecuritization Trust
0.359%, 12/27/46 (144A) (b)	10,856,739	10,531,935
MASTR Adjustable Rate Mortgages Trust
0.394%, 05/25/47 (b)	6,453,304	5,265,760
0.999%, 12/25/46 (b)	5,205,525	3,814,224
2.245%, 02/25/34 (b)	261,573	255,327
3.363%, 12/25/34 (b)	19,785	19,223
MASTR Reperforming Loan Trust
0.544%, 05/25/35 (144A) (b)	352,214	287,353
3.366%, 05/25/35 (144A) (b)	4,438,670	3,663,421
4.658%, 05/25/36 (144A) (b)	3,583,242	3,358,430
7.000%, 08/25/34 (144A)	435,537	453,816
Morgan Stanley Mortgage Loan Trust
0.264%, 06/25/36 (b)	710,531	341,862
2.512%, 07/25/35 (b)	340,095	311,404
Morgan Stanley Resecuritization Trust
0.424%, 10/26/46 (144A) (b)	8,201,934	7,987,543
NovaStar Mortgage Funding Trust
0.384%, 09/25/46 (b)	2,475,655	2,112,177
Provident Funding Mortgage Loan Trust
2.498%, 05/25/35 (b)	981,473	982,320
2.543%, 10/25/35 (b)	123,130	120,482
RFMSI Trust
4.750%, 12/25/18	204,200	206,638
SACO I Trust
8.987%, 06/25/21 (144A) (b)	1,459,497	1,566,316
Structured Adjustable Rate Mortgage Loan Trust
2.535%, 05/25/35 (b)	4,442,678	4,111,725
Structured Agency Credit Risk Debt Notes
1.844%, 04/25/24 (b)	7,000,000	6,943,650
Structured Asset Mortgage Investments II Trust
0.374%, 07/25/46 (b)	287,617	229,138
Structured Asset Securities Corp.
0.544%, 04/25/35 (144A) (b)	3,060,186	2,537,770
3.346%, 06/25/35 (144A) (b)	181,917	161,394

MSF-221

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp. Mortgage Loan Trust
0.994%, 09/25/33 (144A) (b)	64,499	$63,341
Thornburg Mortgage Securities Trust
6.095%, 09/25/37 (b)	46,847	47,858
WaMu Mortgage Pass-Through Certificates Trust
0.454%, 11/25/45 (b)	30,465	28,505
0.464%, 12/25/45 (b)	2,124,800	1,978,437
0.484%, 12/25/45 (b)	177,003	162,569
0.514%, 08/25/45 (b)	198,468	184,383

		140,662,824

Commercial Mortgage - Backed Securities—1.5%
FDIC Structured Sale Guaranteed Notes
2.980%, 12/06/20 (144A)	9,787,801	10,012,510
National Credit Union Administration Guaranteed Notes Trust
2.900%, 10/29/20	25,356,392	25,520,828

		35,533,338

Total Mortgage-Backed Securities (Cost $177,642,782)		176,196,162

Asset-Backed Securities—1.5%

Asset-Backed - Home Equity—0.1%
Bayview Financial Asset Trust
0.794%, 12/25/39 (144A) (b)	217,365	208,305
EMC Mortgage Loan Trust
0.649%, 12/25/42 (144A) (b)	58,808	55,875
Home Equity Mortgage Loan Asset-Backed Trust
0.454%, 06/25/36 (b)	4,212,877	979,979
Morgan Stanley Mortgage Loan Trust
0.284%, 12/25/36 (b)	250,187	142,294
0.494%, 03/25/36 (b)	1,793,557	1,262,593
Option One Mortgage Loan Trust
0.774%, 06/25/33 (b)	145,534	136,658
Structured Asset Securities Corp. Mortgage Loan Trust
0.414%, 02/25/36 (144A) (b)	4,828,241	382,107

		3,167,811

Asset-Backed - Other—0.4%
Countrywide Home Equity Loan Trust
0.305%, 11/15/36 (b)	55,894	47,830
0.487%, 02/15/34 (b)	250,927	229,712
0.497%, 02/15/34 (b)	130,929	119,239
Countrywide Revolving Home Equity Loan Trust
0.347%, 07/15/36 (b)	1,226,225	1,048,916
GMAC Mortgage Corp. Loan Trust
0.379%, 12/25/36 (b)	556,559	489,147
0.409%, 11/25/36 (b)	2,823,924	2,497,371
GSR Mortgage Loan Trust
0.734%, 11/25/30 (b)	1,395	120

Asset-Backed - Other—(Continued)
Ownit Mortgage Loan Trust
3.374%, 12/25/36 (b)	1,179,625	762,777
RAAC Trust
0.469%, 05/25/36 (144A) (b)	1,494,787	1,347,066
SACO I Trust
0.454%, 06/25/36 (b)	817,259	1,365,943
0.494%, 04/25/36 (b)	302,244	528,911
0.714%, 06/25/36 (b)	13,608	21,489

		8,458,521

Asset-Backed - Student Loan—1.0%
National Credit Union Administration Guaranteed Notes Trust
0.554%, 12/07/20 (b)	6,494,205	6,488,120
Nelnet Student Loan Trust
1.979%, 11/25/24 (b)	5,930,000	5,952,149
SLM Student Loan Trust
0.335%, 01/25/19 (b)	8,460,000	8,349,597
0.335%, 04/25/19 (b)	3,840,000	3,781,478

		24,571,344

Total Asset-Backed Securities (Cost $40,918,446)		36,197,676

Short-Term Investments—1.0%

Mutual Fund—0.7%
State Street Navigator Securities Lending MET Portfolio (g)	16,434,950	16,434,950

Repurchase Agreements—0.3%
Bank of America Securities LLC Repurchase Agreement dated 09/30/15 at 0.110% to be repurchased at $7,600,023 on 10/01/15, collateralized by $7,621,800 U.S. Treasury Note at 1.500% due 10/31/19 with a value of $7,705,868.	7,600,000	7,600,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $138,339 on 10/01/15, collateralized by $140,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $142,450.	138,339	138,339

		7,738,339

Total Short-Term Investments (Cost $24,173,289)		24,173,289

Total Investments—108.1% (Cost $2,565,087,124) (h)		2,583,113,155
Other assets and liabilities (net)—(8.1)%		(192,821,978)

Net Assets—100.0%		$2,390,291,177

MSF-222

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $63,138,650 and the collateral received consisted of cash in the amount of $16,434,950 and non-cash collateral with a value of $48,204,558. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(h)	As of September 30, 2015, the aggregate cost of investments was $2,565,087,124. The aggregate unrealized appreciation and depreciation of investments were $60,478,042 and $(42,452,011), respectively, resulting in net unrealized appreciation of $18,026,031.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $114,257,996, which is 4.8% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/14/15	(110)	USD	(27,380,018)	$(5,858)
90 Day EuroDollar Futures	03/14/16	(1,200)	USD	(298,095,963)	(344,038)
U.S. Treasury Long Bond Futures	12/21/15	(396)	USD	(62,767,987)	459,862
U.S. Treasury Note 10 Year Futures	12/21/15	(208)	USD	(26,600,918)	(175,832)

Net Unrealized Depreciation					$(65,866)

(USD)—	United States Dollar

MSF-223

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,915,824,833	$—	$1,915,824,833
Total Corporate Bonds & Notes*	—	245,607,612	—	245,607,612
Total Foreign Government*	—	185,113,583	—	185,113,583
Total Mortgage-Backed Securities*	—	176,196,162	—	176,196,162
Total Asset-Backed Securities*	—	36,197,676	—	36,197,676
Short-Term Investments
Mutual Fund	16,434,950	—	—	16,434,950
Repurchase Agreements	—	7,738,339	—	7,738,339
Total Short-Term Investments	16,434,950	7,738,339	—	24,173,289
Total Investments	$16,434,950	$2,566,678,205	$—	$2,583,113,155

Collateral for Securities Loaned (Liability)	$—	$(16,434,950)	$—	$(16,434,950)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$459,862	$—	$—	$459,862
Futures Contracts (Unrealized Depreciation)	(525,728)	—	—	(525,728)
Total Futures Contracts	$(65,866)	$—	$—	$(65,866)

*	See Schedule of Investments for additional detailed categorizations.

MSF-224

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—57.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Boeing Co. (The)	43,730	$5,726,444
Honeywell International, Inc.	73,761	6,984,429
Lockheed Martin Corp.	36,420	7,550,230
Raytheon Co.	42,249	4,616,126
United Technologies Corp.	48,052	4,276,147

		29,153,376

Air Freight & Logistics—0.3%
FedEx Corp.	6,140	884,037
United Parcel Service, Inc. - Class B	16,810	1,658,979
XPO Logistics, Inc. (a) (b)	27,070	645,078

		3,188,094

Airlines—0.2%
American Airlines Group, Inc.	32,325	1,255,180
United Continental Holdings, Inc. (a)	15,248	808,906

		2,064,086

Automobiles—0.3%
Harley-Davidson, Inc. (b)	70,692	3,880,991

Banks—3.5%
Bank of America Corp.	886,960	13,818,837
Citizens Financial Group, Inc.	229,812	5,483,314
PNC Financial Services Group, Inc. (The)	94,222	8,404,603
Wells Fargo & Co.	321,509	16,509,487

		44,216,241

Beverages—2.3%
Anheuser-Busch InBev S.A. (ADR)	35,550	3,779,676
Coca-Cola Co. (The)	197,265	7,914,272
Dr Pepper Snapple Group, Inc.	37,342	2,951,885
Monster Beverage Corp. (a)	34,511	4,663,817
PepsiCo, Inc.	97,357	9,180,765

		28,490,415

Biotechnology—1.3%
Achillion Pharmaceuticals, Inc. (a) (b)	25,655	177,276
Alkermes plc (a) (b)	39,523	2,318,814
Alnylam Pharmaceuticals, Inc. (a) (b)	6,290	505,464
Arena Pharmaceuticals, Inc. (a) (b)	130,295	248,863
BioCryst Pharmaceuticals, Inc. (a)	54,180	617,652
Blueprint Medicines Corp. (a)	6,900	147,246
Chiasma, Inc. (a)	5,700	113,316
Dicerna Pharmaceuticals, Inc. (a) (b)	37,200	305,412
Gilead Sciences, Inc.	26,340	2,586,325
GlycoMimetics, Inc. (a) (b)	55,683	311,825
Incyte Corp. (a)	3,730	411,531
Ironwood Pharmaceuticals, Inc. (a) (b)	74,300	774,206
Karyopharm Therapeutics, Inc. (a)	4,887	51,460
Nivalis Therapeutics, Inc. (a)	15,000	194,550
Novavax, Inc. (a) (b)	56,510	399,526
Otonomy, Inc. (a) (b)	19,512	347,509
PTC Therapeutics, Inc. (a) (b)	8,390	224,013
Puma Biotechnology, Inc. (a)	1,190	89,678
Regeneron Pharmaceuticals, Inc. (a)	8,179	3,804,380

Biotechnology—(Continued)
Regulus Therapeutics, Inc. (a) (b)	25,920	169,517
TESARO, Inc. (a) (b)	14,520	582,252
Trevena, Inc. (a)	70,270	727,295
Ultragenyx Pharmaceutical, Inc. (a)	8,520	820,561

		15,928,671

Capital Markets—0.8%
Ameriprise Financial, Inc.	22,480	2,453,242
BlackRock, Inc.	7,040	2,094,189
Invesco, Ltd.	47,795	1,492,638
Northern Trust Corp.	40,720	2,775,475
Raymond James Financial, Inc.	15,270	757,850
WisdomTree Investments, Inc. (b)	36,790	593,423

		10,166,817

Chemicals—0.9%
Cabot Corp.	39,420	1,244,095
Celanese Corp. - Series A (b)	48,205	2,852,290
Dow Chemical Co. (The)	39,984	1,695,322
LyondellBasell Industries NV - Class A	22,260	1,855,593
Mosaic Co. (The)	40,690	1,265,866
Sherwin-Williams Co. (The)	12,896	2,872,971

		11,786,137

Communications Equipment—1.6%
Cisco Systems, Inc.	564,274	14,812,193
QUALCOMM, Inc.	93,100	5,002,263

		19,814,456

Construction Materials—0.4%
CRH plc (ADR)	47,510	1,260,915
Martin Marietta Materials, Inc. (b)	8,370	1,271,822
Summit Materials, Inc. - Class A (a)	46,000	863,420
Vulcan Materials Co.	14,380	1,282,696

		4,678,853

Consumer Finance—1.0%
American Express Co.	76,656	5,682,509
Santander Consumer USA Holdings, Inc. (a)	318,275	6,499,176

		12,181,685

Containers & Packaging—0.3%
Ball Corp.	50,309	3,129,220
Owens-Illinois, Inc. (a)	44,920	930,742

		4,059,962

Diversified Financial Services—0.2%
MarketAxess Holdings, Inc.	7,370	684,525
MSCI, Inc.	21,819	1,297,358

		1,981,883

Electric Utilities—1.5%
American Electric Power Co., Inc.	7,920	450,331

MSF-225

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Duke Energy Corp.	41,370	$2,976,158
Edison International	43,540	2,746,068
Eversource Energy	29,320	1,484,178
Exelon Corp.	65,730	1,952,181
FirstEnergy Corp.	13,160	412,040
ITC Holdings Corp.	32,450	1,081,883
NextEra Energy, Inc.	65,030	6,343,676
Pinnacle West Capital Corp.	18,080	1,159,651
UIL Holdings Corp. (b)	7,850	394,620

		19,000,786

Electrical Equipment—0.4%
AMETEK, Inc.	44,850	2,346,552
Eaton Corp. plc	53,730	2,756,349

		5,102,901

Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc. (a)	6,610	365,401

Energy Equipment & Services—0.4%
Ensco plc - Class A	20,420	287,514
Halliburton Co.	74,950	2,649,482
Patterson-UTI Energy, Inc. (b)	99,682	1,309,821
Tesco Corp. (b)	92,040	657,166

		4,903,983

Food & Staples Retailing—1.2%
Costco Wholesale Corp.	18,830	2,722,253
CVS Health Corp.	80,100	7,728,048
Walgreens Boots Alliance, Inc.	49,290	4,095,999

		14,546,300

Food Products—0.9%
Mondelez International, Inc. - Class A	235,702	9,868,842
Post Holdings, Inc. (a) (b)	12,448	735,677
SunOpta, Inc. (a) (b)	69,430	337,430

		10,941,949

Gas Utilities—0.1%
UGI Corp.	44,750	1,558,195

Health Care Equipment & Supplies—2.5%
Abbott Laboratories	54,308	2,184,268
Baxter International, Inc.	82,578	2,712,688
Becton Dickinson & Co.	29,661	3,934,828
ConforMIS, Inc. (a) (b)	45,600	823,536
Medtronic plc	180,247	12,065,734
St. Jude Medical, Inc.	82,490	5,204,294
Stryker Corp.	40,190	3,781,879

		30,707,227

Health Care Providers & Services—1.9%
Aetna, Inc.	35,440	3,877,490
Cardinal Health, Inc.	28,550	2,193,211

Health Care Providers & Services—(Continued)
HCA Holdings, Inc. (a)	46,920	3,629,731
McKesson Corp.	28,820	5,332,565
UnitedHealth Group, Inc.	73,008	8,469,658

		23,502,655

Hotels, Restaurants & Leisure—1.2%
Chipotle Mexican Grill, Inc. (a)	3,140	2,261,585
Las Vegas Sands Corp. (b)	31,060	1,179,348
McDonald’s Corp.	43,076	4,244,278
Norwegian Cruise Line Holdings, Ltd. (a)	38,467	2,204,159
Starbucks Corp.	50,927	2,894,691
Wingstop, Inc. (a)	1,800	43,164
Wyndham Worldwide Corp.	34,330	2,468,327

		15,295,552

Household Durables—0.3%
Mohawk Industries, Inc. (a)	21,640	3,933,936

Household Products—0.6%
Colgate-Palmolive Co.	118,548	7,523,056

Independent Power and Renewable Electricity Producers—0.0%
NRG Energy, Inc.	13,610	202,109

Industrial Conglomerates—0.9%
Danaher Corp. (b)	100,620	8,573,830
General Electric Co.	87,000	2,194,140

		10,767,970

Insurance—2.9%
American International Group, Inc.	164,750	9,361,095
Assured Guaranty, Ltd.	143,093	3,577,325
Hartford Financial Services Group, Inc. (The)	103,458	4,736,307
Marsh & McLennan Cos., Inc.	125,080	6,531,678
Principal Financial Group, Inc.	78,690	3,725,185
Prudential Financial, Inc.	50,130	3,820,407
XL Group plc	134,790	4,895,573

		36,647,570

Internet & Catalog Retail—1.5%
Amazon.com, Inc. (a)	23,849	12,208,064
Netflix, Inc. (a) (b)	9,430	973,742
Priceline Group, Inc. (The) (a)	4,987	6,168,221

		19,350,027

Internet Software & Services—2.6%
Alphabet, Inc. - Class A (a)	27,770	17,727,535
Alphabet, Inc. - Class C (a)	9,862	6,000,238
Envestnet, Inc. (a) (b)	9,587	287,322
Facebook, Inc. - Class A (a)	80,950	7,277,405
Zillow Group, Inc. - Class A (a) (b)	20,263	582,156
Zillow Group, Inc. - Class C (a) (b)	40,526	1,094,202

		32,968,858

MSF-226

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—2.7%
Accenture plc - Class A	47,862	$4,702,920
Alliance Data Systems Corp. (a)	7,028	1,820,111
Automatic Data Processing, Inc.	40,439	3,249,678
Cognizant Technology Solutions Corp. - Class A (a)	50,279	3,147,968
Genpact, Ltd. (a)	193,020	4,557,202
Global Payments, Inc.	19,000	2,179,870
Heartland Payment Systems, Inc. (b)	30,596	1,927,854
Visa, Inc. - Class A (b)	132,454	9,226,746
WEX, Inc. (a)	26,890	2,335,128

		33,147,477

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	53,130	1,823,953
Thermo Fisher Scientific, Inc.	23,570	2,882,140

		4,706,093

Machinery—0.8%
Dover Corp.	32,070	1,833,763
Illinois Tool Works, Inc.	58,090	4,781,388
Pentair plc	61,500	3,138,960

		9,754,111

Media—2.1%
Comcast Corp. - Class A	186,950	10,633,716
DreamWorks Animation SKG, Inc. - Class A (a) (b)	69,840	1,218,708
Interpublic Group of Cos., Inc. (The)	20,028	383,135
Markit, Ltd. (a)	17,427	505,383
Time Warner Cable, Inc.	45,410	8,145,192
Twenty-First Century Fox, Inc. - Class A	186,453	5,030,502

		25,916,636

Metals & Mining—0.1%
Reliance Steel & Aluminum Co.	15,000	810,150

Multi-Utilities—1.0%
Ameren Corp.	44,630	1,886,510
Dominion Resources, Inc.	62,625	4,407,548
DTE Energy Co.	17,581	1,412,985
MDU Resources Group, Inc. (b)	77,960	1,340,912
PG&E Corp.	46,020	2,429,856
Public Service Enterprise Group, Inc.	18,975	799,986
Sempra Energy	1,510	146,047

		12,423,844

Oil, Gas & Consumable Fuels—2.6%
Anadarko Petroleum Corp.	16,413	991,181
Chevron Corp.	25,455	2,007,890
Cimarex Energy Co.	11,540	1,182,619
Cobalt International Energy, Inc. (a) (b)	395,785	2,802,158
CONSOL Energy, Inc. (b)	11,375	111,475
Continental Resources, Inc. (a) (b)	80,120	2,321,077
Diamondback Energy, Inc. (a) (b)	24,040	1,552,984
Enbridge, Inc.	114,685	4,258,254

Oil, Gas & Consumable Fuels—(Continued)
EOG Resources, Inc.	31,123	2,265,754
Marathon Oil Corp. (b)	125,350	1,930,390
Newfield Exploration Co. (a)	176,520	5,807,508
ONEOK, Inc.	8,776	282,587
PBF Energy, Inc. - Class A	40,705	1,149,102
Pioneer Natural Resources Co.	47,236	5,745,787
Southwestern Energy Co. (a) (b)	55,250	701,123

		33,109,889

Paper & Forest Products—0.4%
Boise Cascade Co. (a)	77,109	1,944,689
International Paper Co.	71,870	2,715,967

		4,660,656

Personal Products—0.6%
Avon Products, Inc. (b)	579,154	1,882,250
Estee Lauder Cos., Inc. (The) - Class A	70,447	5,683,664

		7,565,914

Pharmaceuticals—2.6%
Aerie Pharmaceuticals, Inc. (a) (b)	12,730	225,830
Allergan plc (a)	20,950	5,694,420
AstraZeneca plc (ADR) (b)	115,780	3,684,120
Bristol-Myers Squibb Co.	131,620	7,791,904
Johnson & Johnson	56,540	5,278,009
Merck & Co., Inc.	133,201	6,578,797
Mylan NV (a)	67,893	2,733,372
Ocular Therapeutix, Inc. (a) (b)	22,000	309,320
Relypsa, Inc. (a) (b)	13,475	249,422
Tetraphase Pharmaceuticals, Inc. (a) (b)	24,590	183,442

		32,728,636

Professional Services—0.6%
Equifax, Inc.	24,812	2,411,230
ManpowerGroup, Inc.	20,451	1,674,733
Nielsen Holdings plc	72,542	3,225,943
TransUnion (a)	10,060	252,707

		7,564,613

Real Estate Investment Trusts—1.9%
American Tower Corp.	55,412	4,875,148
AvalonBay Communities, Inc.	37,718	6,593,861
InfraREIT, Inc.	22,160	524,749
Public Storage	17,944	3,797,488
Simon Property Group, Inc.	15,893	2,919,862
SL Green Realty Corp. (b)	36,650	3,964,064
Weyerhaeuser Co.	60,230	1,646,688

		24,321,860

Road & Rail—0.3%
Genesee & Wyoming, Inc. - Class A (a)	18,302	1,081,282
Kansas City Southern	5,568	506,020
Knight Transportation, Inc. (b)	46,916	1,125,984
Landstar System, Inc.	1,904	120,847

MSF-227

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Road & Rail—(Continued)
Swift Transportation Co. (a) (b)	35,217	$528,959

		3,363,092

Semiconductors & Semiconductor Equipment—0.8%
Avago Technologies, Ltd. (b)	15,610	1,951,406
First Solar, Inc. (a)	14,866	635,521
Intel Corp.	182,367	5,496,541
Linear Technology Corp.	14,100	568,935
Microchip Technology, Inc. (b)	13,230	570,081
Micron Technology, Inc. (a) (b)	47,617	713,303
SunEdison Semiconductor, Ltd. (a) (b)	33,900	357,306
SunPower Corp. (a) (b)	15,725	315,129

		10,608,222

Software—1.4%
Microsoft Corp.	367,801	16,278,872
SS&C Technologies Holdings, Inc.	22,486	1,574,920

		17,853,792

Specialty Retail—2.0%
Advance Auto Parts, Inc.	45,332	8,591,774
L Brands, Inc.	32,979	2,972,397
Lowe’s Cos., Inc.	110,390	7,608,079
Ross Stores, Inc.	33,964	1,646,235
Signet Jewelers, Ltd.	35,030	4,768,634

		25,587,119

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	178,121	19,646,746

Textiles, Apparel & Luxury Goods—0.3%
Ralph Lauren Corp.	9,300	1,098,888
VF Corp.	43,910	2,995,101

		4,093,989

Tobacco —0.7%
Altria Group, Inc.	159,040	8,651,776

Total Common Stocks (Cost $693,649,916)		715,424,757

U.S. Treasury & Government Agencies—18.9%

Agency Sponsored Mortgage - Backed—17.7%
Fannie Mae 15 Yr. Pool
2.500%, TBA (c)	3,400,000	3,466,194
3.000%, 07/01/28	2,789,211	2,913,465
3.500%, 07/01/28	410,703	438,133
4.000%, 04/01/26	72,944	77,693
4.500%, 06/01/24	458,228	489,873
4.500%, 02/01/25	150,636	161,875
4.500%, 04/01/25	21,055	22,625
4.500%, 07/01/25	100,706	107,669

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 06/01/26	2,037,582	$2,177,881
5.000%, TBA (c)	500,000	519,336
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	1,077,335	1,095,845
3.000%, 03/01/43	3,101,792	3,153,535
3.000%, 04/01/43	2,406,481	2,446,751
3.000%, 05/01/43	4,033,911	4,102,328
3.000%, 06/01/43	409,247	416,538
3.500%, 03/01/43	80,979	84,696
3.500%, 05/01/43	160,585	167,962
3.500%, 06/01/43	601,724	632,023
3.500%, 07/01/43	935,201	980,603
3.500%, 08/01/43	1,505,888	1,580,257
3.500%, TBA (c)	45,250,000	47,202,818
4.000%, 08/01/42	261,075	279,390
4.000%, TBA (c)	14,975,000	15,973,533
4.500%, 10/01/40	1,493,402	1,622,926
4.500%, 09/01/41	126,118	137,172
4.500%, 10/01/41	667,265	725,893
4.500%, 08/01/42	198,673	216,045
4.500%, 09/01/43	3,580,413	3,887,318
4.500%, 10/01/43	454,084	493,047
4.500%, 12/01/43	403,663	438,444
4.500%, 01/01/44	945,265	1,040,124
4.500%, TBA (c)	7,925,000	8,590,824
5.000%, 04/01/33	7,667	8,488
5.000%, 07/01/33	20,342	22,501
5.000%, 09/01/33	334,366	369,876
5.000%, 11/01/33	82,700	91,551
5.000%, 12/01/33	33,517	37,104
5.000%, 02/01/34	14,558	16,116
5.000%, 03/01/34	7,024	7,776
5.000%, 04/01/34	6,799	7,519
5.000%, 06/01/34	6,212	6,855
5.000%, 07/01/34	100,101	110,779
5.000%, 10/01/34	259,893	287,719
5.000%, 07/01/35	172,291	190,731
5.000%, 10/01/35	191,657	212,090
5.000%, 12/01/35	150,135	166,181
5.000%, 08/01/36	139,176	154,080
5.000%, 07/01/37	73,446	81,298
5.000%, 07/01/41	122,190	135,591
5.000%, 08/01/41	79,523	87,853
5.000%, TBA (c)	500,000	550,908
5.500%, 08/01/28	30,711	34,254
5.500%, 04/01/33	85,650	96,402
5.500%, 08/01/37	529,837	595,522
5.500%, 04/01/41	45,845	51,346
6.000%, 03/01/28	5,068	5,724
6.000%, 05/01/28	12,745	14,364
6.000%, 06/01/28	2,412	2,720
6.000%, 02/01/34	345,327	393,872
6.000%, 08/01/34	188,243	214,261
6.000%, 04/01/35	1,557,253	1,775,120

MSF-228

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 02/01/38	124,481	$141,461
6.000%, 03/01/38	46,770	53,170
6.000%, 05/01/38	147,659	167,869
6.000%, 10/01/38	43,654	49,651
6.000%, 12/01/38	54,712	61,887
6.000%, TBA (c)	1,000,000	1,128,383
6.500%, 05/01/40	1,081,784	1,235,803
Fannie Mae ARM Pool
2.960%, 03/01/41 (d)	114,560	122,009
3.135%, 03/01/41 (d)	183,602	195,240
3.158%, 12/01/40 (d)	286,013	301,727
3.352%, 06/01/41 (d)	321,637	340,810
3.516%, 09/01/41 (d)	247,109	262,103
Fannie Mae Pool
2.440%, 01/01/23	20,000	20,271
2.640%, 03/01/27	317,181	312,766
2.690%, 04/01/25	200,000	200,450
2.780%, 02/01/27	700,000	698,317
2.780%, 03/01/27	608,000	604,211
2.890%, 02/01/27	1,045,000	1,048,367
2.970%, 06/01/27	1,115,000	1,126,085
2.970%, 06/01/30	1,264,000	1,257,656
3.130%, 02/01/27	412,000	421,590
3.160%, 12/01/26	90,000	92,477
3.210%, 05/01/23	165,000	174,703
3.240%, 12/01/26	85,200	88,254
3.340%, 04/01/24	85,000	89,945
3.355%, 01/01/27	1,358,178	1,399,358
3.450%, 01/01/24	34,657	37,063
3.470%, 01/01/24	34,257	36,684
3.650%, 08/01/23	1,847,744	1,997,871
3.670%, 08/01/23	82,837	89,679
3.700%, 10/01/23	25,000	27,138
3.760%, 03/01/24	30,000	32,559
3.780%, 10/01/23	2,194,760	2,393,089
3.810%, 11/01/23	633,471	692,062
3.855%, 12/01/25	45,000	49,210
3.860%, 11/01/23	25,000	27,444
3.870%, 10/01/25	77,842	85,421
3.890%, 05/01/30	103,660	114,954
3.930%, 10/01/23	110,000	121,155
3.960%, 05/01/34	44,209	49,729
3.970%, 05/01/29	30,000	33,134
4.060%, 10/01/28	67,277	74,282
Fannie Mae-ACES (CMO)
2.468%, 01/25/22 (d) (e)	1,676,754	169,221
3.329%, 10/25/23 (d)	505,000	535,606
Fannie Mae REMICS (CMO)
3.000%, 01/25/28 (e)	2,219,461	226,146
Freddie Mac 15 Yr. Gold Pool
3.000%, 07/01/28	975,176	1,016,382
3.000%, 08/01/29	689,246	720,341
3.000%, TBA (c)	200,000	208,062
3.500%, TBA (c)	1,500,000	1,581,656
4.000%, TBA (c)	2,000,000	2,090,406

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
3.500%, 08/01/34	1,441,387	1,522,310
Freddie Mac 30 Yr. Gold Pool
3.000%, 03/01/43	510,769	517,843
3.000%, 04/01/43	2,720,623	2,758,376
3.000%, 08/01/43	1,217,601	1,234,958
3.000%, TBA (c)	2,000,000	2,020,516
3.500%, 04/01/42	330,502	346,590
3.500%, 08/01/42	261,245	274,228
3.500%, 09/01/42	153,364	160,402
3.500%, 11/01/42	295,204	308,468
3.500%, 04/01/43	977,355	1,023,018
3.500%, 12/01/43	939,726	983,126
3.500%, TBA (c)	6,900,000	7,179,235
4.000%, 05/01/42	1,450,858	1,549,039
4.000%, 08/01/42	362,720	387,574
4.000%, 09/01/42	577,037	616,577
4.000%, 07/01/44	155,237	166,275
4.000%, TBA (c)	5,275,000	5,615,257
4.500%, 09/01/43	273,976	297,177
4.500%, 11/01/43	2,660,197	2,883,120
4.500%, TBA (c)	800,000	865,750
5.500%, 07/01/33	240,780	268,355
5.500%, 04/01/39	111,268	123,265
5.500%, 06/01/41	416,640	461,289
Freddie Mac ARM Non-Gold Pool
2.999%, 02/01/41 (d)	253,630	270,254
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
1.629%, 06/25/22 (d) (e)	1,919,137	156,488
1.678%, 12/25/18 (d) (e)	3,158,003	134,932
1.863%, 03/25/22 (d) (e)	1,474,339	133,301
1.904%, 05/25/19 (d) (e)	2,471,222	134,313
Freddie Mac REMICS (CMO)
4.500%, 03/15/41	280,467	325,991
FREMF Mortgage Trust (CMO)
3.079%, 10/25/47 (144A) (d)	770,000	783,214
Ginnie Mae (CMO)
0.914%, 02/16/53 (d) (e)	3,031,400	200,503
Ginnie Mae I 30 Yr. Pool
3.000%, 12/15/44	27,723	28,396
3.000%, 02/15/45	100,000	102,201
3.000%, 04/15/45	1,400,001	1,430,818
3.000%, 05/15/45	1,923,212	1,965,547
3.000%, 07/15/45	49,065	50,145
3.500%, TBA (c)	1,200,000	1,255,706
4.000%, 09/15/42	1,624,440	1,732,567
4.000%, TBA (c)	2,200,000	2,345,000
4.500%, 04/15/41	1,380,830	1,501,108
4.500%, 02/15/42	2,800,922	3,040,123
5.000%, 12/15/38	92,639	102,666
5.000%, 04/15/39	1,993,373	2,209,166
5.000%, 07/15/39	189,904	210,465
5.000%, 12/15/40	264,944	293,630
5.500%, 12/15/40	880,148	987,330
9.000%, 11/15/19	4,373	4,394

MSF-229

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 07/20/45	9,663,775	$9,875,928
Ginnie Mae II 30 Yr. Pool
3.000%, 08/20/45	299,307	305,878
3.000%, 09/20/45	2,400,000	2,452,688
3.500%, TBA (c)	20,800,000	21,793,683
4.500%, TBA (c)	800,000	859,375
5.000%, 10/20/39	47,076	52,315
Government National Mortgage Association (CMO)
4.000%, 05/16/42 (e)	167,081	24,825
5.000%, 10/16/41 (e)	741,202	132,839

		221,833,811

U.S. Treasury—1.2%
U.S. Treasury Bonds
2.750%, 08/15/42	350,000	341,259
3.000%, 11/15/44 (f)	595,000	607,597
U.S. Treasury Floating Rate Notes
0.085%, 07/31/16 (d) (f) (g)	5,000,000	5,000,420
U.S. Treasury Inflation Indexed Notes
0.250%, 01/15/25 (h)	9,074,446	8,697,648
U.S. Treasury Notes
0.625%, 12/31/16 (f)	250,000	250,492

		14,897,416

Total U.S. Treasury & Government Agencies (Cost $235,500,577)		236,731,227

Corporate Bonds & Notes—14.3%

Aerospace/Defense—0.0%
Triumph Group, Inc.
5.250%, 06/01/22	160,000	147,200

Agriculture—0.2%
BAT International Finance plc
2.750%, 06/15/20 (144A)	490,000	499,420
Imperial Tobacco Finance plc
2.050%, 07/20/18 (144A)	200,000	199,883
2.950%, 07/21/20 (144A)	550,000	553,268
3.750%, 07/21/22 (144A)	310,000	312,936
Reynolds American, Inc.
3.250%, 06/12/20	960,000	987,392

		2,552,899

Apparel—0.0%
William Carter Co. (The)
5.250%, 08/15/21	400,000	412,000

Auto Manufacturers—0.6%
Daimler Finance North America LLC
1.650%, 03/02/18 (144A)	1,600,000	1,578,190
Ford Motor Credit Co. LLC
1.461%, 03/27/17	1,560,000	1,551,114
2.240%, 06/15/18	535,000	533,442

Auto Manufacturers—(Continued)
4.207%, 04/15/16	125,000	126,968
4.250%, 02/03/17	400,000	413,340
General Motors Financial Co., Inc.
2.400%, 04/10/18	575,000	570,581
3.500%, 07/10/19 (b)	1,080,000	1,091,168
4.750%, 08/15/17	1,215,000	1,261,163

		7,125,966

Banks—4.9%
Banco Bilbao Vizcaya Argentaria S.A.
7.000%, 02/19/19 (EUR) (d)	1,000,000	1,086,671
9.000%, 05/09/18 (b) (d)	800,000	845,000
Banco do Brasil S.A
6.250%, 04/15/24 (d)	450,000	211,500
Banco Santander S.A.
6.250%, 03/12/19 (EUR) (d)	1,500,000	1,579,724
Bank of America Corp.
3.950%, 04/21/25	350,000	340,492
4.000%, 04/01/24	795,000	818,299
4.000%, 01/22/25	2,150,000	2,107,140
4.125%, 01/22/24	500,000	522,696
4.200%, 08/26/24	30,000	29,979
6.050%, 05/16/16	700,000	720,001
7.750%, 05/14/38	825,000	1,128,031
Bank of New York Mellon Corp. (The)
2.600%, 08/17/20	1,060,000	1,075,604
Barclays Bank plc
6.050%, 12/04/17 (144A)	2,325,000	2,514,364
8.000%, 12/15/20 (EUR) (b) (d)	550,000	649,139
Barclays plc
8.250%, 12/15/18 (d)	600,000	624,928
BPCE S.A.
5.150%, 07/21/24 (144A)	1,200,000	1,219,660
Branch Banking & Trust Co.
3.625%, 09/16/25	1,960,000	1,961,586
Capital One Financial Corp.
6.150%, 09/01/16	1,575,000	1,640,586
Capital One N.A.
1.650%, 02/05/18	925,000	915,836
2.350%, 08/17/18	580,000	581,615
CIT Group, Inc.
5.500%, 02/15/19 (144A)	540,000	560,250
Citigroup, Inc.
4.300%, 11/20/26	675,000	668,447
4.400%, 06/10/25	600,000	603,441
4.450%, 01/10/17	269,000	279,717
4.450%, 09/29/27	1,255,000	1,248,232
4.650%, 07/30/45	825,000	822,893
5.500%, 09/13/25	1,400,000	1,522,758
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.500%, 06/29/20 (EUR) (d)	200,000	222,363
Credit Agricole S.A.
6.500%, 06/23/21 (EUR) (b) (d)	450,000	499,687
6.625%, 09/23/19 (144A) (b) (d)	270,000	259,538
8.125%, 09/19/33 (144A) (d)	225,000	245,745

MSF-230

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse AG
5.750%, 09/18/25 (EUR) (d)	280,000	$346,329
Credit Suisse Group AG
6.250%, 12/18/24 (144A) (d)	465,000	435,937
Credit Suisse Group Guernsey I, Ltd.
7.875%, 02/24/41 (d)	250,000	257,425
Deutsche Bank AG
4.500%, 04/01/25	1,015,000	983,406
Goldman Sachs Group, Inc. (The)
2.600%, 04/23/20	1,850,000	1,855,034
2.750%, 09/15/20	440,000	442,241
3.625%, 02/07/16	331,000	334,170
5.150%, 05/22/45	640,000	628,196
5.625%, 01/15/17	300,000	315,069
6.250%, 02/01/41	430,000	518,512
6.750%, 10/01/37	1,375,000	1,640,262
HSBC Holdings plc
4.250%, 08/18/25	1,100,000	1,083,936
5.250%, 09/16/22 (EUR) (d)	225,000	238,530
5.250%, 03/14/44	280,000	284,097
5.625%, 01/17/20 (b) (d)	675,000	649,687
6.800%, 06/01/38	480,000	587,244
HSBC USA, Inc.
2.750%, 08/07/20	375,000	376,359
Industrial & Commercial Bank of China, Ltd.
4.875%, 09/21/25 (144A)	800,000	786,045
JPMorgan Chase & Co.
2.600%, 01/15/16	520,000	522,787
2.750%, 06/23/20	1,500,000	1,512,837
4.250%, 10/01/27	2,210,000	2,200,957
4.500%, 01/24/22	360,000	388,429
5.600%, 07/15/41	125,000	143,053
5.625%, 08/16/43	220,000	242,070
6.000%, 01/15/18	725,000	792,191
KBC Groep NV
5.625%, 03/19/19 (EUR) (d)	190,000	206,998
LBI HF
6.100%, 08/25/11 (144A) (i)	320,000	35,200
Lloyds Banking Group plc
6.375%, 06/27/20 (EUR) (b) (d)	780,000	892,428
7.000%, 06/27/19 (GBP) (d)	280,000	418,235
Morgan Stanley
2.500%, 01/24/19	455,000	461,210
3.950%, 04/23/27	465,000	447,831
4.000%, 07/23/25	580,000	592,756
4.300%, 01/27/45	750,000	712,783
4.350%, 09/08/26	520,000	522,676
5.000%, 11/24/25	707,000	751,699
5.550%, 04/27/17	1,350,000	1,432,602
6.250%, 08/28/17	1,000,000	1,085,121
Royal Bank of Scotland Group plc
5.125%, 05/28/24	265,000	267,105
6.125%, 12/15/22	560,000	606,036
7.500%, 08/10/20 (d)	720,000	718,423
Santander UK Group Holdings plc
4.750%, 09/15/25 (144A)	665,000	659,437

Banks—(Continued)
Societe Generale S.A.
8.250%, 11/29/18 (b) (d)	835,000	869,193
Standard Chartered plc
6.500%, 04/02/20 (144A) (b) (d)	480,000	446,517
SunTrust Banks, Inc.
3.500%, 01/20/17	945,000	968,199
UBS AG
7.625%, 08/17/22	250,000	287,622
UBS Group AG
5.750%, 02/19/22 (EUR) (d)	250,000	279,462
Wells Fargo & Co.
2.600%, 07/22/20	450,000	454,346
3.000%, 02/19/25	410,000	394,510
4.100%, 06/03/26	1,385,000	1,397,234
5.606%, 01/15/44	765,000	855,781

		60,834,129

Beverages—0.0%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	405,000	347,699

Biotechnology—0.2%
Celgene Corp.
4.625%, 05/15/44	715,000	678,375
Gilead Sciences, Inc.
1.850%, 09/04/18	640,000	644,470
3.250%, 09/01/22	505,000	508,960
4.600%, 09/01/35	220,000	220,189

		2,051,994

Building Materials—0.2%
Building Materials Corp. of America
5.375%, 11/15/24 (144A)	145,000	143,188
6.000%, 10/15/25 (144A)	280,000	282,800
6.750%, 05/01/21 (144A)	270,000	287,550
Cemex S.A.B. de C.V.
4.375%, 03/05/23 (144A) (EUR)	205,000	206,160
4.375%, 03/05/23 (EUR)	105,000	105,594
4.750%, 01/11/22 (EUR)	195,000	206,046
CRH America, Inc.
5.125%, 05/18/45 (144A)	500,000	496,809
Norbord, Inc.
6.250%, 04/15/23 (144A)	220,000	215,188
USG Corp.
5.500%, 03/01/25 (144A)	10,000	9,975
West China Cement, Ltd.
6.500%, 09/11/19	280,000	272,997

		2,226,307

Chemicals—0.2%
CF Industries, Inc.
4.950%, 06/01/43	500,000	459,169
5.150%, 03/15/34	1,060,000	1,021,124
Eagle Spinco, Inc.
4.625%, 02/15/21	225,000	190,411

MSF-231

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
NOVA Chemicals Corp.
5.000%, 05/01/25 (144A) (b)	315,000	$296,100

		1,966,804

Coal—0.0%
Peabody Energy Corp.
6.000%, 11/15/18 (b)	20,000	5,200
6.500%, 09/15/20	360,000	74,700

		79,900

Commercial Services—0.1%
ADT Corp. (The)
6.250%, 10/15/21 (b)	470,000	484,687
Cardtronics, Inc.
5.125%, 08/01/22	220,000	211,200
United Rentals North America, Inc.
4.625%, 07/15/23	105,000	101,719
5.500%, 07/15/25	135,000	126,225

		923,831

Computers—0.2%
Apple, Inc.
3.450%, 02/09/45	550,000	465,619
Hewlett Packard Enterprise Co.
2.450%, 10/05/17 (144A)	795,000	794,555
2.850%, 10/05/18 (144A)	795,000	793,982
NCR Corp.
4.625%, 02/15/21	240,000	229,800

		2,283,956

Diversified Financial Services—0.3%
Aircastle, Ltd.
5.500%, 02/15/22	50,000	50,500
General Electric Capital Corp.
5.300%, 02/11/21	1,225,000	1,409,128
6.250%, 12/15/22 (d)	600,000	651,000
Intercorp Peru, Ltd.
5.875%, 02/12/25 (144A)	55,000	52,250
International Lease Finance Corp.
5.875%, 04/01/19	810,000	851,715
Navient Corp.
5.500%, 01/15/19	520,000	483,275
7.250%, 01/25/22	290,000	253,750

		3,751,618

Electric—0.2%
AES Corp.
5.500%, 03/15/24	325,000	288,113
Duke Energy Carolinas LLC
4.250%, 12/15/41	435,000	443,210
Duke Energy Progress LLC
4.375%, 03/30/44	565,000	587,914
Exelon Corp.
2.850%, 06/15/20	565,000	569,948

Electric—(Continued)
NRG Energy, Inc.
6.250%, 07/15/22	200,000	182,000

		2,071,185

Electrical Components & Equipment—0.0%
EnerSys
5.000%, 04/30/23 (144A)	215,000	208,550

Environmental Control—0.0%
Clean Harbors, Inc.
5.250%, 08/01/20	210,000	212,100

Food—0.1%
Kraft Heinz Foods Co.
2.000%, 07/02/18 (144A)	1,225,000	1,226,706
2.800%, 07/02/20 (144A)	675,000	679,423

		1,906,129

Forest Products & Paper—0.0%
Cascades, Inc.
5.500%, 07/15/22 (144A)	70,000	66,500
5.750%, 07/15/23 (144A)	120,000	114,600
Clearwater Paper Corp.
5.375%, 02/01/25 (144A)	220,000	209,000

		390,100

Gas—0.0%
Southern Star Central Corp.
5.125%, 07/15/22 (144A)	25,000	24,000

Healthcare-Products—0.3%
Danaher Corp.
2.400%, 09/15/20	350,000	353,259
3.350%, 09/15/25	190,000	193,814
Hologic, Inc.
5.250%, 07/15/22 (144A)	60,000	60,600
Medtronic, Inc.
2.500%, 03/15/20	855,000	866,516
3.150%, 03/15/22	505,000	512,215
4.375%, 03/15/35	725,000	732,897
4.625%, 03/15/45	375,000	386,661
Zimmer Biomet Holdings Inc.
1.450%, 04/01/17	555,000	553,885

		3,659,847

Healthcare-Services—0.6%
Anthem, Inc.
2.300%, 07/15/18	822,000	825,483
3.500%, 08/15/24	900,000	890,911
4.625%, 05/15/42	400,000	394,131
CHS/Community Health Systems, Inc.
5.125%, 08/01/21	250,000	254,375
HCA, Inc.
6.500%, 02/15/20	810,000	882,900

MSF-232

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Roche Holdings, Inc.
3.350%, 09/30/24 (144A)	830,000	$848,875
Tenet Healthcare Corp.
6.000%, 10/01/20	460,000	485,300
UnitedHealth Group, Inc.
1.400%, 10/15/17	625,000	628,512
UnitedHealth Group, Inc.
1.900%, 07/16/18	685,000	692,103
3.350%, 07/15/22	520,000	536,691
3.750%, 07/15/25	475,000	490,978
4.750%, 07/15/45	175,000	184,732
WellCare Health Plans, Inc.
5.750%, 11/15/20	110,000	114,400

		7,229,391

Holding Companies-Diversified—0.1%
Hutchison Whampoa International, Ltd.
2.000%, 11/08/17 (144A)	1,050,000	1,053,927

Home Builders—0.1%
Lennar Corp.
4.500%, 06/15/19	215,000	217,365
Meritage Homes Corp.
6.000%, 06/01/25	220,000	221,100
Ryland Group, Inc. (The)
5.375%, 10/01/22	240,000	242,400

		680,865

Home Furnishings—0.0%
Tempur Sealy International, Inc.
5.625%, 10/15/23 (144A) (b)	65,000	65,244

Insurance—0.3%
American International Group, Inc.
4.700%, 07/10/35	535,000	551,470
CNO Financial Group, Inc.
4.500%, 05/30/20	10,000	10,200
5.250%, 05/30/25	50,000	50,750
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	525,000	536,671
3.500%, 03/10/25	370,000	369,692
Massachusetts Mutual Life Insurance Co.
8.875%, 06/01/39(144A)	325,000	482,011
Nationwide Mutual Insurance Co.
9.375%, 08/15/39(144A)	910,000	1,378,321

		3,379,115

Internet—0.0%
Alibaba Group Holding, Ltd.
3.125%, 11/28/21 (b)	560,000	537,786

Iron/Steel—0.1%
ArcelorMittal
6.000%, 08/05/20 (b)	465,000	420,244

Iron/Steel—(Continued)
Steel Dynamics, Inc.
5.125%, 10/01/21	95,000	90,012
5.500%, 10/01/24	105,000	96,272
United States Steel Corp.
6.875%, 04/01/21 (b)	25,000	19,000
7.375%, 04/01/20 (b)	45,000	35,775

		661,303

Lodging—0.0%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.375%, 03/15/22 (b)	150,000	138,187

Machinery-Construction & Mining—0.0%
Oshkosh Corp.
5.375%, 03/01/25	120,000	119,400

Machinery-Diversified—0.0%
Case New Holland Industrial, Inc.
7.875%, 12/01/17	335,000	353,425
CNH Industrial Capital LLC
3.375%, 07/15/19	15,000	14,287

		367,712

Media—1.1%
21st Century Fox America, Inc.
6.150%, 03/01/37	825,000	932,922
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 02/15/23	10,000	9,225
5.250%, 09/30/22	330,000	309,375
5.750%, 09/01/23 (b)	60,000	57,525
CCO Safari II LLC
3.579%, 07/23/20 (144A)	620,000	615,433
4.464%, 07/23/22 (144A)	415,000	415,219
4.908%, 07/23/25 (144A)	995,000	990,227
6.484%, 10/23/45 (144A)	1,140,000	1,150,089
Comcast Corp.
4.750%, 03/01/44	240,000	250,418
COX Communications, Inc.
3.250%, 12/15/22 (144A)	170,000	161,508
Cox Communications, Inc.
3.850%, 02/01/25 (144A)	380,000	359,960
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.150%, 03/15/42	439,000	412,520
DISH DBS Corp.
7.875%, 09/01/19	490,000	513,682
Liberty Interactive LLC
8.250%, 02/01/30 (b)	385,000	396,550
NBCUniversal Media LLC
5.150%, 04/30/20	601,000	678,378
Sky plc
2.625%, 09/16/19 (144A)	810,000	815,083

MSF-233

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
TEGNA, Inc.
4.875%, 09/15/21 (144A)	225,000	$220,500
5.125%, 10/15/19	550,000	558,250
Time Warner Cable, Inc.
4.500%, 09/15/42	325,000	256,952
7.300%, 07/01/38	500,000	523,690
8.250%, 04/01/19	626,000	729,460
8.750%, 02/14/19	759,000	891,341
Time Warner, Inc.
3.600%, 07/15/25	350,000	342,720
Time Warner, Inc.
4.850%, 07/15/45	275,000	269,890
6.500%, 11/15/36	535,000	621,641
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.500%, 01/15/23 (144A)	450,000	449,437
Videotron, Ltd.
5.375%, 06/15/24 (144A)	425,000	418,625

		13,350,620

Mining—0.2%
Corp. Nacional del Cobre de Chile
4.500%, 09/16/25 (144A) (b)	1,475,000	1,416,920
FMG Resources Pty, Ltd.
6.875%, 04/01/22 (144A)	270,000	174,150
Freeport-McMoRan, Inc.
4.000%, 11/14/21	560,000	436,800
5.450%, 03/15/43	175,000	121,625
Southern Copper Corp.
5.250%, 11/08/42	215,000	162,645
5.875%, 04/23/45	375,000	304,444
Vedanta Resources plc
8.250%, 06/07/21	200,000	140,084

		2,756,668

Oil & Gas—0.8%
Anadarko Petroleum Corp.
6.375%, 09/15/17	425,000	458,630
Antero Resources Corp.
5.625%, 06/01/23 (144A) (b)	100,000	87,750
BP Capital Markets plc
3.062%, 03/17/22	125,000	125,289
Cenovus Energy, Inc.
5.200%, 09/15/43	455,000	396,972
CNPC General Capital, Ltd.
1.450%, 04/16/16 (144A)	1,300,000	1,299,714
Concho Resources, Inc.
6.500%, 01/15/22	65,000	64,025
ConocoPhillips Co.
3.350%, 11/15/24 (b)	525,000	512,882
3.350%, 05/15/25	270,000	263,105
Continental Resources, Inc.
5.000%, 09/15/22	235,000	205,625
Ecopetrol S.A.
5.875%, 05/28/45	585,000	446,062

Oil & Gas—(Continued)
Encana Corp.
6.500%, 05/15/19	800,000	877,274
Harvest Operations Corp.
6.875%, 10/01/17	210,000	180,600
Hess Corp.
5.600%, 02/15/41	190,000	177,060
Kerr-McGee Corp.
6.950%, 07/01/24	585,000	684,824
Marathon Oil Corp.
2.700%, 06/01/20	555,000	537,819
MEG Energy Corp.
7.000%, 03/31/24 (144A)	136,000	108,120
Nexen Energy ULC
6.400%, 05/15/37	370,000	435,172
Petrobras Global Finance B.V.
5.375%, 10/01/29 (GBP)	420,000	386,522
6.750%, 01/27/41	595,000	388,238
Petroleos de Venezuela S.A.
9.750%, 05/17/35	695,000	251,938
Petroleos Mexicanos
3.500%, 07/23/20 (144A)	355,000	344,510
5.500%, 06/27/44	625,000	501,562
7.470%, 11/12/26 (MXN)	12,500,000	680,276
QEP Resources, Inc.
5.375%, 10/01/22	5,000	4,250
6.800%, 03/01/20	15,000	14,250
SM Energy Co.
6.125%, 11/15/22	55,000	50,930
Statoil ASA
3.700%, 03/01/24	90,000	92,493
3.950%, 05/15/43	525,000	490,147
Tesoro Corp.
5.125%, 04/01/24 (b)	150,000	147,000
WPX Energy, Inc.
5.250%, 09/15/24	70,000	56,350
6.000%, 01/15/22	55,000	47,300
Zhaikmunai LLP
7.125%, 11/13/19	280,000	224,000

		10,540,689

Packaging & Containers—0.0%
Graphic Packaging International, Inc.
4.875%, 11/15/22	220,000	219,450
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/23 (144A) (b)	95,000	95,594

		315,044

Pharmaceuticals—0.6%
AbbVie, Inc.
1.800%, 05/14/18	950,000	947,363
4.500%, 05/14/35	440,000	424,734
Actavis Funding SCS
2.350%, 03/12/18	2,375,000	2,384,450
3.000%, 03/12/20	1,220,000	1,221,069
4.750%, 03/15/45	290,000	263,307

MSF-234

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cardinal Health, Inc.
1.950%, 06/15/18	265,000	$265,285
3.500%, 11/15/24	1,075,000	1,074,497
EMD Finance LLC
2.950%, 03/19/22 (144A)	705,000	696,610
Perrigo Co. plc
1.300%, 11/08/16	335,000	332,479
Quintiles Transnational Corp.
4.875%, 05/15/23 (144A)	85,000	84,150

		7,693,944

Pipelines—0.4%
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
6.250%, 04/01/23 (144A)	100,000	85,000
DCP Midstream LLC
5.350%, 03/15/20 (144A)	25,000	24,221
9.750%, 03/15/19 (144A)	30,000	33,605
DCP Midstream Operating L.P.
4.950%, 04/01/22 (b)	51,000	45,904
5.600%, 04/01/44	50,000	40,468
Energy Transfer Equity L.P.
7.500%, 10/15/20	390,000	388,050
Energy Transfer Partners L.P.
4.750%, 01/15/26	320,000	294,428
Kinder Morgan Energy Partners L.P.
5.500%, 03/01/44	675,000	566,538
Kinder Morgan, Inc.
5.050%, 02/15/46	620,000	491,937
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.875%, 12/01/24	105,000	96,075
4.875%, 06/01/25	100,000	91,980
Regency Energy Partners L.P. / Regency Energy Finance Corp.
5.875%, 03/01/22	375,000	384,289
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	345,000	313,804
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
5.500%, 10/15/19 (144A)	130,000	127,400
6.250%, 10/15/22 (144A)	200,000	195,000
Williams Partners L.P.
3.600%, 03/15/22	1,130,000	1,043,262
4.300%, 03/04/24	560,000	508,079

		4,730,040

Real Estate—0.1%
Agile Property Holdings, Ltd.
8.875%, 04/28/17	200,000	201,000
Prologis L.P.
3.350%, 02/01/21	1,280,000	1,297,485

		1,498,485

Real Estate Investment Trusts—0.6%
American Tower Corp.
3.400%, 02/15/19	785,000	808,059
4.500%, 01/15/18	425,000	447,081
Brandywine Operating Partnership L.P.
3.950%, 02/15/23	875,000	863,602
Duke Realty L.P.
3.625%, 04/15/23	550,000	542,626
3.750%, 12/01/24	240,000	236,176
Equinix, Inc.
4.875%, 04/01/20	190,000	193,325
HCP, Inc.
4.000%, 06/01/25	1,100,000	1,077,715
Kimco Realty Corp.
3.125%, 06/01/23	605,000	587,176
Liberty Property L.P.
4.125%, 06/15/22	525,000	537,901
Ventas Realty L.P. / Ventas Capital Corp.
2.700%, 04/01/20	570,000	567,592
Welltower, Inc.
4.500%, 01/15/24	1,250,000	1,307,345

		7,168,598

Retail—0.4%
CVS Health Corp.
2.800%, 07/20/20	1,335,000	1,356,365
3.875%, 07/20/25	1,025,000	1,056,578
5.125%, 07/20/45	805,000	865,337
Dollar Tree, Inc.
5.750%, 03/01/23 (144A)	120,000	124,500
Group 1 Automotive, Inc.
5.000%, 06/01/22	205,000	201,925
Home Depot, Inc. (The)
2.625%, 06/01/22	500,000	499,784
4.250%, 04/01/46	520,000	523,740
Lowe’s Cos., Inc.
3.375%, 09/15/25	360,000	363,725
4.375%, 09/15/45	135,000	136,559
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/22	45,000	46,913

		5,175,426

Savings & Loans—0.1%
Nationwide Building Society
6.875%, 06/20/19 (GBP) (b) (d)	730,000	1,080,730

Semiconductors—0.2%
NXP B.V. / NXP Funding LLC
4.625%, 06/15/22 (144A)	200,000	198,500
QUALCOMM, Inc.
3.450%, 05/20/25	850,000	802,635
Sensata Technologies B.V.
5.000%, 10/01/25 (144A)	115,000	107,956
5.625%, 11/01/24 (144A)	20,000	19,950
TSMC Global, Ltd.
1.625%, 04/03/18 (144A)	1,400,000	1,387,307

		2,516,348

MSF-235

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.2%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	420,000	$442,050
Audatex North America, Inc.
6.000%, 06/15/21 (144A)	270,000	270,537
6.125%, 11/01/23 (144A)	60,000	60,300
First Data Corp.
5.375%, 08/15/23 (144A) (b)	215,000	212,850
MSCI, Inc.
5.250%, 11/15/24 (144A)	75,000	75,750
5.750%, 08/15/25 (144A)	55,000	55,413
Open Text Corp.
5.625%, 01/15/23 (144A)	80,000	79,350
Oracle Corp.
2.500%, 05/15/22	840,000	827,784

		2,024,034

Telecommunications—0.7%
AT&T, Inc.
4.500%, 05/15/35	195,000	178,389
4.750%, 05/15/46	560,000	513,126
CommScope, Inc.
4.375%, 06/15/20 (144A)	135,000	133,988
Digicel Group, Ltd.
7.125%, 04/01/22	530,000	457,125
Frontier Communications Corp.
10.500%, 09/15/22 (144A)	65,000	63,375
GTP Acquisition Partners LLC
3.482%, 06/15/50 (144A)	1,355,000	1,355,325
Inmarsat Finance plc
4.875%, 05/15/22 (144A)	130,000	126,425
SoftBank Group Corp.
4.500%, 04/15/20 (144A)	380,000	367,992
Sprint Communications, Inc.
7.000%, 03/01/20 (144A)	540,000	540,000
Sprint Corp.
7.125%, 06/15/24	200,000	153,920
T-Mobile USA, Inc.
6.464%, 04/28/19	440,000	447,700
6.731%, 04/28/22	400,000	399,000
Verizon Communications, Inc.
3.000%, 11/01/21	675,000	673,147
4.400%, 11/01/34	535,000	497,795
4.672%, 03/15/55	2,128,000	1,832,421
4.862%, 08/21/46	605,000	567,316
5.012%, 08/21/54	523,000	476,005
6.550%, 09/15/43	191,000	225,656

		9,008,705

Transportation—0.1%
Kansas City Southern de Mexico S.A. de C.V.
3.000%, 05/15/23	1,200,000	1,161,023
Ryder System, Inc.
2.550%, 06/01/19	365,000	365,878

		1,526,901

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
4.875%, 07/11/22 (144A)	1,425,000	1,514,275

Total Corporate Bonds & Notes (Cost $185,564,586)		178,309,651

Mortgage-Backed Securities—7.2%

Collateralized Mortgage Obligations—2.2%
Adjustable Rate Mortgage Trust
0.454%, 01/25/36 (d)	81,071	67,480
0.464%, 11/25/35 (d)	509,031	463,539
0.694%, 01/25/36 (d)	346,039	299,638
Banc of America Funding Trust
0.446%, 02/20/47 (d)	1,762,470	1,436,416
Bear Stearns Adjustable Rate Mortgage Trust
2.796%, 07/25/36 (d)	803,510	685,752
Bear Stearns ALT-A Trust
0.674%, 02/25/36 (d)	1,285,336	1,056,584
0.694%, 01/25/36 (d)	155,340	129,423
Bear Stearns Mortgage Funding Trust
0.374%, 10/25/36 (d)	531,735	439,940
0.394%, 02/25/37 (d)	1,076,288	823,738
CHL Mortgage Pass-Through Trust
2.498%, 03/20/36 (d)	118,035	103,937
Countrywide Alternative Loan Trust
0.464%, 01/25/36 (d)	350,603	312,570
0.514%, 11/25/35 (d)	239,539	196,677
0.594%, 10/25/36 (d)	60,320	42,330
0.994%, 12/25/35 (d)	315,299	260,661
5.500%, 11/25/35	1,416,002	1,341,688
5.500%, 12/25/35	153,069	133,836
5.750%, 05/25/36	94,514	82,143
6.000%, 12/25/36	242,316	185,210
Countrywide Home Loan Mortgage Pass-Through Trust
0.394%, 04/25/46 (d)	468,449	378,988
0.534%, 02/25/35 (d)	247,059	215,669
0.534%, 03/25/35 (d)	273,272	220,972
2.482%, 06/20/35 (d)	40,074	38,415
2.674%, 09/25/47 (d)	1,006,118	898,729
5.750%, 08/25/37	217,449	205,060
Deutsche ALT-A Securities Mortgage Loan Trust
0.344%, 12/25/36 (d)	570,893	477,580
DSLA Mortgage Loan Trust
1.103%, 03/19/46 (d)	169,607	127,614
Fannie Mae Connecticut Avenue Securities
2.799%, 05/25/24 (d)	240,000	213,267
3.094%, 07/25/24 (d)	415,000	376,584
3.194%, 07/25/24 (d)	720,000	651,270
5.094%, 11/25/24 (d)	250,000	250,781

MSF-236

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
2.044%, 10/25/27 (d)	370,000	$368,203
2.394%, 02/25/24 (d)	615,000	619,419
2.594%, 10/25/24 (d)	375,600	378,462
2.594%, 01/25/25 (d)	525,000	531,360
2.694%, 08/25/24 (d)	650,000	658,818
2.794%, 12/25/27 (d)	675,000	680,667
2.844%, 03/25/28 (d)	1,000,000	999,999
GSR Mortgage Loan Trust
0.694%, 11/25/35 (d)	791,114	561,247
GSR Mortgage Loan Trust
2.742%, 01/25/36 (d)	1,274,947	1,162,982
6.000%, 07/25/37	565,443	514,925
HarborView Mortgage Loan Trust
0.916%, 01/19/35 (d)	121,833	82,776
IndyMac INDX Mortgage Loan Trust
0.394%, 10/25/36 (d)	200,064	160,394
0.434%, 07/25/35 (d)	90,880	79,207
2.771%, 10/25/35 (d)	117,825	101,620
JPMorgan Mortgage Trust
2.647%, 05/25/36 (d)	67,959	60,305
Lehman XS Trust
0.384%, 11/25/46 (d)	1,115,862	896,988
0.434%, 06/25/47 (d)	1,063,161	713,308
1.044%, 09/25/47 (d)	135,483	110,296
Luminent Mortgage Trust
0.394%, 10/25/46 (d)	177,581	151,456
0.454%, 11/25/35 (d)	92,900	83,791
MASTR Adjustable Rate Mortgages Trust
0.434%, 05/25/37 (d)	259,833	169,346
2.237%, 09/25/33 (d)	185,408	185,942
Morgan Stanley Mortgage Loan Trust
2.787%, 05/25/36 (d)	578,218	416,936
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.655%, 06/25/36 (d)	90,503	68,847
Residential Accredit Loans, Inc. Trust
0.414%, 02/25/46 (d)	504,262	227,784
0.494%, 04/25/36 (d)	809,903	553,161
0.999%, 09/25/46 (d)	714,278	502,296
1.442%, 11/25/37 (d)	242,520	156,131
6.000%, 12/25/35	519,707	453,895
RFMSI Trust
2.859%, 08/25/35 (d)	151,596	118,263
Structured Adjustable Rate Mortgage Loan Trust
0.494%, 09/25/34 (d)	114,380	98,653
Structured Agency Credit Risk Debt Notes
1.844%, 04/25/24 (d)	525,000	520,774
Structured Asset Mortgage Investments Trust
0.424%, 02/25/36 (d)	196,893	157,883
WaMu Mortgage Pass-Through Certificates Trust
0.614%, 06/25/44 (d)	104,095	96,597
1.003%, 12/25/46 (d)	149,572	116,143

Collateralized Mortgage Obligations—(Continued)
1.179%, 07/25/46 (d)	126,622	102,683
2.159%, 11/25/46 (d)	120,448	108,145
Wells Fargo Alternative Loan Trust
2.703%, 12/28/37 (d)	39,885	34,384
Wells Fargo Mortgage-Backed Securities Trust
2.734%, 10/25/36 (d)	777,682	736,590
2.735%, 10/25/35 (d)	1,541,000	1,478,457

		27,335,624

Commercial Mortgage-Backed Securities—5.0%
Banc of America Commercial Mortgage Trust
3.705%, 09/15/48	95,000	99,342
5.492%, 02/10/51	625,802	657,625
BB-UBS Trust
3.430%, 11/05/36 (144A)	2,520,000	2,572,056
Bear Stearns Commercial Mortgage Securities Trust
5.291%, 10/12/42 (d)	145,000	144,801
5.405%, 12/11/40 (d)	413,052	413,063
5.449%, 12/11/40	170,000	170,447
5.694%, 06/11/50 (d)	930,170	982,298
5.795%, 04/12/38 (d)	110,000	111,955
CD Commercial Mortgage Trust
5.322%, 12/11/49	665,000	686,630
CD Mortgage Trust
5.488%, 01/15/46 (d)	477,778	478,150
6.325%, 11/15/44 (d)	80,000	86,108
Citigroup Commercial Mortgage Trust
1.290%, 07/10/47 (d) (e)	4,632,410	331,982
1.315%, 04/10/48 (d) (e)	5,067,410	401,450
2.935%, 04/10/48	85,000	83,756
3.110%, 04/10/48 (144A)	580,000	429,621
3.192%, 04/10/48	125,000	125,288
4.023%, 03/10/47	655,000	706,120
4.563%, 03/10/47 (144A) (d)	130,000	101,142
6.349%, 12/10/49 (d)	440,000	473,374
COBALT CMBS Commercial Mortgage Trust
5.254%, 08/15/48	140,000	143,121
Commercial Mortgage Pass-Through Certificates
1.023%, 02/10/47 (d) (e)	3,903,868	168,616
3.424%, 03/10/31 (144A)	1,065,000	1,094,810
3.961%, 03/10/47	30,000	32,183
4.376%, 07/10/45 (d)	680,134	751,994
4.727%, 10/15/45 (144A) (d)	165,000	141,199
4.750%, 10/15/45 (144A) (d)	220,000	193,894
6.230%, 12/10/49 (d)	1,555,438	1,617,230
Commercial Mortgage Pass-Through Certificates Mortgage Trust
2.853%, 10/15/45	225,000	228,049
3.183%, 02/10/48	65,000	65,610
3.350%, 02/10/48	320,000	325,709
3.497%, 05/10/48	350,000	360,863
3.528%, 12/10/47	300,000	310,551

MSF-237

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
3.620%, 07/10/50	130,000	$135,106
3.796%, 08/10/47	85,000	89,958
3.902%, 07/10/50	210,000	222,225
Commercial Mortgage Pass-Through Trust
2.096%, 10/15/45 (d) (e)	459,626	42,242
Credit Suisse Commercial Mortgage Trust
5.889%, 06/15/39 (d)	235,254	245,879
6.270%, 02/15/41 (d)	305,000	326,123
Credit Suisse First Boston Mortgage Securities Corp.
4.771%, 07/15/37	13,671	13,666
CSAIL Commercial Mortgage Trust
1.049%, 06/15/57 (d) (e)	13,472,163	815,174
3.508%, 08/15/48 (d)	405,000	319,156
3.718%, 08/15/48	1,553,000	1,624,865
FREMF Mortgage Trust
5.405%, 09/25/43 (144A) (d)	855,000	957,456
GE Commercial Mortgage Corp. Trust
5.606%, 12/10/49 (d)	185,000	191,867
GMAC Commercial Mortgage Securities, Inc. Trust
5.238%, 11/10/45 (d)	146,995	147,040
Greenwich Capital Commercial Mortgage Trust
5.736%, 12/10/49	1,357,582	1,425,202
GS Mortgage Securities Corp.
2.954%, 11/05/34 (144A)	1,200,000	1,212,023
GS Mortgage Securities Corp. Trust
3.633%, 06/05/31 (144A)	130,000	134,307
GS Mortgage Securities Trust
0.335%, 07/10/46 (d) (e)	12,897,630	123,069
1.812%, 08/10/44 (144A) (d) (e)	1,631,270	77,988
3.582%, 06/10/47 (144A)	195,000	137,402
3.674%, 04/10/47 (144A)	235,000	167,863
3.680%, 04/10/47	635,000	672,651
3.862%, 06/10/47	1,015,000	1,079,675
3.998%, 04/10/47	520,000	559,261
4.074%, 01/10/47	225,000	242,367
5.029%, 04/10/47 (144A) (d)	585,000	528,518
Hilton USA Trust
2.662%, 11/05/30 (144A)	1,055,000	1,057,485
2.954%, 11/05/30 (144A) (d)	251,294	251,018
JPMBB Commercial Mortgage Securities Trust
1.028%, 09/15/47 (d) (e)	4,812,162	224,382
3.179%, 02/15/48	350,033	351,827
3.611%, 05/15/48	150,000	155,826
3.775%, 08/15/47	520,000	549,745
3.997%, 04/15/47	570,000	613,097
4.199%, 01/15/47	1,280,000	1,397,167
JPMorgan Chase Commercial Mortgage Securities Corp.
2.840%, 12/15/47	675,000	683,232
4.568%, 12/15/47 (144A) (d)	245,000	209,714
JPMorgan Chase Commercial Mortgage Securities Trust
1.706%, 02/12/51 (d)	1,689,523	1,664,516
2.733%, 10/15/45 (144A) (d)	400,000	256,221

Commercial Mortgage-Backed Securities—(Continued)
3.905%, 05/05/30 (144A)	899,445	949,210
4.000%, 08/15/46 (144A) (d)	105,000	94,048
4.821%, 10/15/45 (144A) (d)	180,000	175,030
5.336%, 05/15/47	1,433,382	1,481,246
5.399%, 05/15/45	610,809	620,305
5.427%, 01/12/43 (d)	123,925	123,771
5.667%, 12/12/44 (d)	650,000	653,053
5.716%, 02/15/51	272,053	287,589
5.884%, 02/12/49 (d)	1,018,998	1,068,704
6.068%, 02/12/51	724,753	780,359
6.100%, 04/15/45 (d)	521,894	529,807
LB-UBS Commercial Mortgage Trust
5.858%, 07/15/40 (d)	797,734	831,582
6.269%, 04/15/41 (d)	425,190	458,881
Merrill Lynch Mortgage Trust
5.137%, 07/12/38 (d)	36,921	36,912
ML-CFC Commercial Mortgage Trust
5.378%, 08/12/48	523,387	542,841
5.419%, 08/12/48	340,000	353,348
5.700%, 09/12/49	1,630,000	1,724,561
Morgan Stanley Bank of America Merrill Lynch Trust
1.312%, 12/15/47 (d) (e)	2,966,632	202,992
3.134%, 12/15/48	155,000	158,420
3.176%, 08/15/45	50,000	51,590
3.526%, 12/15/47	150,166	155,103
4.064%, 02/15/47	1,295,000	1,395,246
4.500%, 08/15/45 (144A)	250,000	207,655
Morgan Stanley Capital Trust
5.351%, 07/15/49 (144A) (d)	265,000	235,201
5.566%, 10/12/52 (144A) (d)	135,000	134,990
5.569%, 12/15/44	998,344	1,052,870
5.692%, 04/15/49 (d)	2,185,000	2,279,591
5.890%, 10/15/42 (d)	73,059	73,203
6.461%, 01/11/43 (144A) (d)	175,000	180,658
Morgan Stanley Re-REMIC Trust
5.989%, 08/12/45 (144A) (d)	205,443	215,705
5.989%, 08/15/45 (144A) (d)	1,065,357	1,118,109
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/35 (144A) (d)	250,000	247,610
4.144%, 01/05/35 (144A) (d)	470,000	465,388
UBS-Barclays Commercial Mortgage Trust
3.091%, 08/10/49	355,000	364,568
3.185%, 03/10/46	735,000	753,768
4.226%, 03/10/46 (144A) (d)	155,000	128,337
VNDO Mortgage Trust
2.996%, 11/15/30 (144A)	1,105,000	1,119,341
Wachovia Bank Commercial Mortgage Trust
5.418%, 01/15/45 (d)	18,221	18,231
5.806%, 03/15/42 (144A) (d)	107,230	107,189
Wells Fargo Commercial Mortgage Trust
1.345%, 09/15/57 (e)	8,516,000	630,422
1.348%, 05/15/48 (d) (e)	3,962,673	305,189
2.881%, 05/15/48 (144A)	510,000	329,758
2.918%, 10/15/45	255,000	259,483
3.356%, 09/15/58 (144A)	245,000	147,153

MSF-238

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
3.817%, 08/15/50	520,000	$549,084
3.839%, 09/15/58	185,000	194,781
4.242%, 05/15/48 (d)	125,000	105,221
WF-RBS Commercial Mortgage Trust
1.607%, 03/15/47 (d) (e)	2,457,510	185,581
2.870%, 11/15/45	400,000	407,056
2.917%, 08/15/47	375,233	388,100
3.016%, 11/15/47 (144A)	550,000	360,569
WF-RBS Commercial Mortgage Trust
3.071%, 03/15/45	135,000	137,771
3.678%, 08/15/47	840,000	879,081
4.101%, 03/15/47	845,000	915,409
4.495%, 03/15/48 (144A) (d)	55,000	51,608
4.902%, 06/15/44 (144A) (d)	650,000	730,827
5.000%, 06/15/44 (144A) (d)	105,000	100,873
5.000%, 04/15/45 (144A) (d)	130,000	103,173
5.746%, 04/15/45 (144A) (d)	255,000	261,759

		61,814,260

Total Mortgage-Backed Securities (Cost $88,930,498)		89,149,884

Asset-Backed Securities—6.7%

Asset-Backed - Automobile—0.5%
AmeriCredit Automobile Receivables Trust
2.290%, 11/08/19	100,000	101,017
2.720%, 09/09/19	620,000	628,700
3.310%, 10/08/19	245,000	251,250
Credit Acceptance Auto Loan Trust
1.550%, 10/15/21 (144A)	690,000	688,928
First Investors Auto Owner Trust
1.810%, 10/15/18 (144A)	195,000	195,339
2.390%, 11/16/20 (144A)	285,000	285,817
Flagship Credit Auto Trust
1.210%, 04/15/19 (144A)	192,574	192,360
GM Financial Automobile Leasing Trust
1.960%, 03/20/18 (144A)	200,000	200,911
Santander Drive Auto Receivables Trust
2.360%, 04/15/20	785,000	790,083
3.120%, 10/15/19 (144A)	300,000	304,967
3.780%, 10/15/19 (144A)	195,000	200,423
4.670%, 01/15/20 (144A)	1,085,000	1,117,572
Westlake Automobile Receivables Trust
1.580%, 04/15/20 (144A)	1,335,000	1,338,427

		6,295,794

Asset-Backed - Home Equity—0.3%
GSAA Home Equity Trust
0.264%, 12/25/46 (d)	418,131	224,731
0.294%, 03/25/37 (d)	902,464	476,718
0.424%, 04/25/47 (d)	294,068	191,257
0.434%, 11/25/36 (d)	385,711	233,834
0.494%, 03/25/36 (d)	1,767,186	1,247,076
5.876%, 09/25/36	181,175	102,172
5.985%, 06/25/36 (d)	693,060	376,678

Asset-Backed - Home Equity—(Continued)
Morgan Stanley ABS Capital I, Inc. Trust
0.344%, 06/25/36 (d)	91,839	83,527
Renaissance Home Equity Loan Trust
5.909%, 04/25/37	685,274	382,243
6.120%, 11/25/36	268,393	171,514
Soundview Home Loan Trust
0.444%, 11/25/36 (d)	595,000	410,701

		3,900,451

Asset-Backed - Other—5.9%
AMMC CLO, Ltd.
1.745%, 07/27/26 (144A) (d)	1,340,000	1,330,802
Apidos CLO
1.737%, 01/19/25 (144A) (d)	895,000	888,568
1.789%, 04/17/26 (144A) (d)	1,595,000	1,588,189
1.839%, 01/16/27 (144A) (d)	480,000	478,896
2.139%, 07/15/23 (144A) (d)	465,000	460,992
Ares CLO, Ltd.
1.137%, 04/20/23 (144A) (d)	1,095,550	1,086,972
1.809%, 04/17/26 (144A) (d)	1,475,000	1,468,243
Atlas Senior Loan Fund, Ltd.
1.829%, 10/15/26 (144A) (d)	1,190,000	1,180,148
1.839%, 07/16/26 (144A) (d)	615,000	612,235
Atrium CDO Corp.
2.071%, 11/16/22 (144A) (d)	550,000	549,807
Avery Point CLO, Ltd.
1.815%, 04/25/26 (144A) (d)	1,460,000	1,459,587
Babson CLO, Ltd.
1.777%, 07/20/25 (144A) (d)	340,000	338,206
Battalion CLO, Ltd.
1.695%, 10/22/25 (144A) (d)	615,000	609,066
Benefit Street Partners CLO, Ltd.
1.489%, 07/15/24 (144A) (d)	320,000	313,862
Carlyle Global Market Strategies CLO, Ltd.
1.677%, 01/20/25 (144A) (d)	1,935,000	1,927,473
1.744%, 04/27/27 (144A) (d)	1,425,000	1,417,105
Cent CLO, Ltd.
1.597%, 01/30/25 (144A) (d)	1,135,000	1,125,334
1.767%, 04/17/26 (144A) (d)	1,345,000	1,336,855
1.785%, 07/27/26 (144A) (d)	940,000	933,522
1.791%, 11/07/26 (144A) (d)	760,000	754,760
2.327%, 04/17/26 (144A) (d)	530,000	526,744
CIFC Funding, Ltd.
1.787%, 04/18/25 (144A) (d)	1,585,000	1,578,877
1.809%, 05/24/26 (144A) (d)	1,580,000	1,565,071
2.409%, 08/14/24 (144A) (d)	985,000	984,990
Consumer Credit Origination Loan Trust
2.820%, 03/15/21 (144A)	271,823	272,907
Dryden Senior Loan Fund
1.611%, 11/15/23 (144A) (d)	980,000	975,113
1.697%, 07/15/27 (144A) (d)	1,215,000	1,206,117
1.769%, 07/15/26 (144A) (d)	1,605,000	1,600,389
Finance America Mortgage Loan Trust
1.244%, 09/25/33 (d)	113,652	104,677

MSF-239

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Flatiron CLO, Ltd.
2.189%, 07/17/26 (144A) (d)	330,000	$320,479
Ford Credit Floorplan Master Owner Trust
1.400%, 02/15/19	230,000	230,547
2.860%, 01/15/19	139,000	141,966
3.500%, 01/15/19	265,000	271,263
Fremont Home Loan Trust
1.244%, 12/25/33 (d)	105,586	100,645
GMACM Home Equity Loan Trust
0.431%, 10/25/34 (144A) (d)	143,157	130,905
GT Loan Financing, Ltd.
1.564%, 10/28/24 (144A) (d)	680,000	672,731
Highbridge Loan Management, Ltd.
1.754%, 05/05/27 (144A) (d)	895,000	887,302
HLSS Servicer Advance Receivables Backed Notes
1.979%, 08/15/46 (144A)	385,000	385,000
ING Investment Management CLO, Ltd.
1.536%, 03/14/22 (144A) (d)	1,151,813	1,149,514
KKR Financial CLO, Ltd.
1.439%, 07/15/25 (144A) (d)	565,000	553,059
Knollwood CDO, Ltd.
3.484%, 01/10/39 (144A) (d)	572,699	6
Lehman XS Trust
0.454%, 11/25/35 (d)	270,766	186,509
Limerock CLO, Ltd.
1.787%, 04/18/26 (144A) (d)	1,590,000	1,582,570
Madison Park Funding, Ltd.
1.787%, 07/20/26 (144A) (d)	1,485,000	1,478,963
Magnetite, Ltd.
1.715%, 07/25/26 (144A) (d)	1,255,000	1,246,066
1.769%, 04/15/26 (144A) (d)	970,000	966,593
1.789%, 04/15/27 (144A) (d)	955,000	951,397
2.245%, 07/25/26 (144A) (d)	1,010,000	993,827
Neuberger Berman CLO, Ltd.
1.759%, 04/15/26 (144A) (d)	1,170,000	1,161,510
1.779%, 08/04/25 (144A) (d)	1,230,000	1,219,911
Newcastle Mortgage Securities Trust
0.424%, 04/25/37 (d)	525,000	357,887
NRZ Advance Receivables Trust Advance Receivables Backed
3.302%, 08/17/48 (144A)	3,710,000	3,709,993
Oak Hill Credit Partners, Ltd.
1.757%, 07/20/26 (144A) (d)	455,000	452,721
Oaktree EIF, Ltd.
1.871%, 02/15/26 (144A) (d)	1,345,000	1,336,377
OCP CLO, Ltd.
1.804%, 04/17/27 (144A) (d)	1,230,000	1,215,282
Octagon Investment Partners, Ltd.
1.409%, 07/17/25 (144A) (d)	720,000	708,966
Ocwen Master Advance Receivables Trust
2.537%, 09/17/46 (144A)	1,125,000	1,125,000
OHA Loan Funding, Ltd.
1.599%, 08/23/24 (144A) (d)	695,000	687,858
1.821%, 02/15/27 (144A) (d)	1,575,000	1,564,047

Asset-Backed - Other—(Continued)
OZLM Funding, Ltd.
1.445%, 07/22/25 (144A) (d)	1,205,000	1,186,228
OZLM XII, Ltd.
1.736%, 04/30/27 (144A) (d)	1,360,000	1,351,161
Race Point CLO, Ltd
1.768%, 04/15/27 (144A) (d)	1,610,000	1,599,500
SBA Tower Trust
2.898%, 10/15/44 (144A)	845,000	847,696
Securitized Asset-Backed Receivables LLC Trust
0.284%, 07/25/36 (d)	582,700	279,691
Seneca Park CLO, Ltd.
1.769%, 07/17/26 (144A) (d)	1,095,000	1,089,187
Shackleton CLO
1.769%, 07/17/26 (144A) (d)	1,105,000	1,100,013
Sound Point CLO, Ltd.
1.662%, 01/21/26 (144A) (d)	1,415,000	1,396,952
1.819%, 04/15/27 (144A) (d)	1,315,000	1,301,791
SpringCastle America Funding LLC
2.700%, 05/25/23 (144A)	923,199	924,461
Springleaf Funding Trust
2.410%, 12/15/22 (144A)	1,140,000	1,140,488
Symphony CLO L.P.
2.033%, 01/09/23 (144A) (d)	1,280,000	1,279,286
Symphony CLO, Ltd.
1.564%, 07/23/23 (144A) (d)	1,420,000	1,416,169
1.766%, 07/14/26 (144A) (d)	1,295,000	1,290,207
Treman Park CLO LLC
1.761%, 04/20/27 (144A) (d)	1,350,000	1,342,960
Voya CLO, Ltd.
1.755%, 04/18/27 (144A) (d)	1,265,000	1,258,387
2.375%, 04/18/27 (144A) (d)	440,000	430,587

		73,699,165

Total Asset-Backed Securities (Cost $84,778,648)		83,895,410

Floating Rate Loans (j)—2.4%

Aerospace/Defense—0.0%
Transdigm, Inc.
Term Loan E, 3.500%, 05/14/22	398,096	393,245

Agriculture—0.0%
American Rock Salt Holdings LLC
1st Lien Term Loan, 4.750%, 05/20/21	286,375	285,063
Incremental Term Loan, 4.750%, 05/20/21	124,370	122,940

		408,003

Auto Manufacturers—0.1%
Chrysler Group LLC
Term Loan B, 3.250%, 12/31/18	876,650	870,294

MSF-240

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.2%
Chemours Co. (The)
Term Loan B, 3.750%, 05/12/22	209,475	$182,941
Ineos U.S. Finance LLC
Term Loan, 3.750%, 05/04/18	1,288,130	1,255,283
Nexeo Solutions LLC
Term Loan B3, 5.000%, 09/08/17	761,438	730,028

		2,168,252

Coal—0.0%
Arch Coal, Inc.
Term Loan B, 6.250%, 05/16/18	319,239	180,104

Commercial Services—0.0%
Acosta Holdco, Inc.
Term Loan, 4.250%, 09/26/21	183,615	182,100
Jaguar Holding Co. II
Term Loan B, 4.250%, 08/18/22	124,688	123,895
Moneygram International, Inc.
Term Loan B, 4.250%, 03/27/20	103,635	97,935
ON Assignment, Inc.
Term Loan, 3.750%, 06/05/22	127,952	128,171

		532,101

Cosmetics/Personal Care—0.1%
Revlon Consumer Products Corp.
Term Loan B, 3.250%, 11/20/17	932,917	933,266

Diversified Telecommunication Services—0.0%
Level 3 Financing, Inc.
Term Loan B2, 3.500%, 05/31/22	565,000	561,939

Electric—0.1%
Calpine Construction Finance Co. L.P.
Term Loan B2, 3.250%, 01/31/22	1,596,504	1,559,585
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.250%, 06/19/16	100,000	99,833

		1,659,418

Energy Equipment & Services—0.0%
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.500%, 05/12/21	105,000	87,281
Seadrill Partners Finco LLC
Term Loan B, 4.000%, 02/21/21	677,925	416,246

		503,527

Food—0.1%
Albertson’s LLC
Term Loan B4, 5.500%, 08/25/21	223,352	223,834
Aramark Services, Inc.
Term Loan F, 3.250%, 02/24/21	488,560	488,191
Hostess Brands LLC
1st Lien Term Loan, 4.500%, 08/03/22	100,000	100,265

Food—(Continued)
JBS USA LLC
Incremental Term Loan, 3.750%, 09/18/20	571,572	571,126
Term Loan B, 1.500%, 08/06/22	220,000	220,136

		1,603,552

Healthcare-Products—0.1%
Mallinckrodt International Finance S.A.
Term Loan B, 3.250%, 03/19/21	768,300	756,616

Healthcare-Services—0.2%
Community Health Systems, Inc.
Term Loan H, 4.000%, 01/27/21	139,650	139,941
IMS Health, Inc.
Term Loan, 3.500%, 03/17/21	945,600	942,543
Medpace Holdings, Inc.
1st Lien Term Loan, 4.750%, 04/01/21	240,755	240,153
MPH Acquisition Holdings LLC
Term Loan, 3.750%, 03/31/21	202,273	200,073
Ortho-Clinical Diagnostics, Inc.
Term Loan B, 4.750%, 06/30/21	237,000	234,284
U.S. Renal Care, Inc.
Term Loan, 4.250%, 07/03/19	373,333	373,100

		2,130,094

Hotels, Restaurants & Leisure—0.0%
Aristocrat Leisure Ltd.
Term Loan B, 4.750%, 10/20/21	219,808	220,372

Insurance—0.2%
Asurion LLC
2nd Lien Term Loan, 8.500%, 03/03/21	385,000	349,676
Term Loan B1, 5.000%, 05/24/19	111,198	106,229
Term Loan B2, 4.250%, 07/08/20	294,724	278,072
Term Loan B4, 5.000%, 08/04/22	336,548	319,825
Hub International, Ltd.
Term Loan B, 4.000%, 10/02/20	343,513	336,499
Sedgwick Claims Management Services, Inc.
1st Lien Term Loan, 3.750%, 03/01/21	799,310	788,070
2nd Lien Term Loan, 6.750%, 02/28/22	205,000	193,725

		2,372,096

Internet & Catalog Retail—0.0%
Lands’ End, Inc.
Term Loan B, 4.250%, 04/04/21	211,576	196,766

Internet Software & Services—0.0%
Dealertrack Technologies, Inc.
Term Loan B, 5.000%, 02/28/21	539,022	538,012

MSF-241

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—0.1%
Delta 2 (LUX) S.a.r.l.
2nd Lien Term Loan, 7.750%, 07/31/22	165,000	$159,156
Term Loan B3, 4.750%, 07/30/21	500,000	494,375

		653,531

Lodging—0.1%
La Quinta Intermediate Holdings LLC
Term Loan B, 3.750%, 04/14/21	524,113	519,691
Station Casinos LLC
Term Loan B, 4.250%, 03/02/20	296,761	296,602

		816,293

Machinery-Diversified—0.1%
Gardner Denver, Inc.
Term Loan, 4.250%, 07/30/20	564,912	536,275
PRA Holdings, Inc.
1st Lien Term Loan, 4.500%, 09/23/20	252,232	252,637

		788,912

Media—0.1%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan, 4.250%, 07/23/21	203,273	201,150
Charter Communications Operating LLC
Term Loan I, 3.500%, 01/24/23	240,000	238,894
Numericable U.S. LLC
Term Loan B1, 4.500%, 05/21/20	93,123	92,643
Term Loan B2, 4.500%, 05/21/20	80,564	80,149

		612,836

Oil & Gas—0.0%
Fieldwood Energy LLC
1st Lien Term Loan, 3.875%, 09/28/18	501,058	430,283
Paragon Offshore Finance Co.
Term Loan B, 3.750%, 07/18/21	99,000	38,775
Templar Energy LLC
2nd Lien Term Loan, 8.500%, 11/25/20	100,000	45,750

		514,808

Packaging & Containers—0.1%
Berry Plastics Holding Corp.
Term Loan D, 3.500%, 02/08/20	294,710	292,746
BWAY Holding Co., Inc.
Term Loan B, 5.500%, 08/14/20	167,875	167,508
Caesars Growth Properties Holdings LLC
Term Loan, 6.250%, 05/08/21	212,313	186,835
Signode Industrial Group U.S., Inc.
Term Loan B, 3.750%, 05/01/21	269,963	267,305

		914,394

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan B, 0.000%, 09/26/22 (k)	325,000	324,569
Grifols Worldwide Operations USA, Inc.
Term Loan B, 3.194%, 02/27/21	640,250	641,117
Valeant Pharmaceuticals International, Inc.
Term Loan B F1, 4.000%, 04/01/22	407,950	404,274

		1,369,960

Pipelines—0.0%
Energy Transfer Equity L.P.
Term Loan, 3.250%, 12/02/19	325,000	314,844

Professional Services—0.0%
TransUnion LLC
Term Loan B2, 3.500%, 04/09/21	432,766	429,520

Real Estate—0.0%
DTZ U.S. Borrower LLC
1st Lien Term Loan, 0.000%, 11/04/21 (k)	149,625	148,386

Retail—0.2%
J Crew Group, Inc.
Term Loan B, 4.000%, 03/05/21	318,084	246,847
Michaels Stores, Inc.
Incremental Term Loan B2, 4.000%, 01/28/20	123,750	123,917
Neiman Marcus Group, Inc. (The)
Term Loan, 4.250%, 10/25/20	635,325	623,232
Party City Holdings, Inc.
Term Loan B, 4.250%, 08/19/22	620,550	620,809
PetSmart, Inc.
Term Loan B, 4.250%, 03/11/22	473,813	473,763
Roundy’s Supermarkets, Inc.
Term Loan B, 5.750%, 03/03/21	149,845	131,488

		2,220,056

Semiconductors—0.1%
Avago Technologies Cayman, Ltd.
Term Loan B, 3.750%, 05/06/21	188,874	188,974
Entegris, Inc.
Term Loan B, 3.500%, 04/30/21	328,992	328,068
Freescale Semiconductor, Inc.
Term Loan B4, 4.250%, 02/28/20	343,875	343,847

		860,889

Software—0.2%
First Data Corp.
Term Loan, 3.946%, 07/08/22	820,000	816,207
Infor (U.S.), Inc.
Term Loan B5, 3.750%, 06/03/20	337,175	327,692
Kronos, Inc.
2nd Lien Term Loan, 9.750%, 04/30/20	154,879	159,041

MSF-242

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Incremental Term Loan, 4.500%, 10/30/19	405,229	$404,976
SS&C Technologies, Inc.
Term Loan B1, 4.000%, 07/08/22	223,681	224,479
Term Loan B2, 4.000%, 07/08/22	34,146	34,268

		1,966,663

Specialty Retail—0.0%
Staples, Inc.
Term Loan B, 0.000%, 04/07/21 (k)	210,000	209,488

Telecommunications—0.2%
Altice Financing S.A.
Term Loan, 5.250%, 02/04/22	174,563	175,072
Neptune Finco Corp.
Term Loan B, 0.000%, 09/21/22 (k)	165,000	164,086
West Corp.
Term Loan B10, 3.250%, 06/30/18	263,650	261,116
XO Communications LLC
Term Loan, 4.250%, 03/17/21	369,375	367,858
Ziggo Financing Partnership
Term Loan B1, 3.500%, 01/15/22	536,191	528,372
Term Loan B2A, 3.500%, 01/15/22	345,532	340,493
Term Loan B3, 3.500%, 01/15/22	568,277	559,990

		2,396,987

Trading Companies & Distributors—0.0%
Neff Rental LLC
2nd Lien Term Loan, 7.250%, 06/09/21	104,130	97,362

Transportation—0.0%
Kenan Advantage Group, Inc.
Delayed Draw Term Loan, 1.500%, 01/23/17 (l)	10,000	9,992
Term Loan, 4.000%, 07/31/22	80,000	79,933
Term Loan B, 4.000%, 07/31/22	30,903	30,877

		120,802

Total Floating Rate Loans (Cost $31,481,374)		30,463,388

Foreign Government—1.1%

Banks—0.1%
Banque Centrale de Tunisie S.A.
5.750%, 01/30/25	550,000	523,875
Export-Import Bank of China via Avi Funding Co., Ltd.
2.850%, 09/16/20	800,000	795,181

		1,319,056

Sovereign—1.0%
Bonos de Desarrollo del Gobierno Federal
3.050%, 05/28/20 (MXN) (d)	27,102,600	1,588,219
Brazil Notas do Tesouro Nacional
6.000%, 08/15/16 (BRL) (h)	1,000,000	677,018
6.000%, 05/15/19 (BRL) (h)	828,000	513,402
Colombian TES
3.000%, 03/25/33 (COP) (h)	1,249,895,800	339,215
3.500%, 03/10/21 (COP) (h)	635,581,977	208,438
Costa Rica Government International Bond
9.200%, 03/27/19 (144A) (CRC)	126,200,000	246,359
Dominican Republic International Bond
5.500%, 01/27/25 (144A)	545,000	525,925
Hungary Government Bond
5.500%, 06/24/25 (HUF)	24,970,000	104,694
Jamaica Government International Bond
6.750%, 04/28/28	505,000	507,525
Kazakhstan Government International Bond
5.125%, 07/21/25 (144A)	446,000	429,364
Malaysia Government Bond
3.492%, 03/31/20 (MYR)	1,590,000	357,294
Mexican Bonos
10.000%, 12/05/24 (MXN)	6,857,000	516,703
Mexico Government International Bonds
3.000%, 03/06/45 (EUR)	330,000	302,829
5.625%, 03/19/14 (GBP)	300,000	435,729
Nigeria Government Bond
12.149%, 07/18/34 (NGN)	26,830,000	109,604
Peruvian Government International Bond
4.125%, 08/25/27	300,000	294,000
Poland Government Bond
3.250%, 07/25/25 (PLN)	2,357,000	641,784
Romania Government Bond
5.850%, 04/26/23 (RON)	370,000	108,230
Russian Federal Bond - OFZ
7.500%, 02/27/19 (RUB)	11,355,000	156,909
Russian Foreign Bonds - Eurobond
7.850%, 03/10/18 (RUB)	75,000,000	1,070,067
South Africa Government Bonds
7.750%, 02/28/23 (ZAR)	8,245,000	576,796
8.500%, 01/31/37 (ZAR)	8,100,000	553,637
Thailand Government Bond
3.850%, 12/12/25 (THB)	10,450,000	314,145
Turkey Government International Bond
4.875%, 04/16/43	595,000	495,337
Uruguay Government International Bonds
3.700%, 06/26/37 (UYU) (h)	17,565,376	404,774
4.250%, 04/05/27 (UYU) (h)	25,233,522	706,452
4.375%, 12/15/28 (UYU) (h)	5,720,965	158,003

		12,342,452

Total Foreign Government (Cost $15,445,982)		13,661,508

MSF-243

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Municipals—0.4%

Security Description	Notional/ Principal Amount*/ Shares	Value
Chicago Transit Authority Transfer Tax Receipts Revenue
6.899%, 12/01/40	805,000	$901,846
Puerto Rico Commonwealth Government Employees Retirement System
6.150%, 07/01/38	1,860,000	576,600
6.200%, 07/01/39	825,000	255,750
6.550%, 07/01/58	315,000	97,650
State of California General Obligation Unlimited, Build America Bonds
7.350%, 11/01/39	1,525,000	2,124,233
7.600%, 11/01/40	350,000	512,222
State of Illinois
5.665%, 03/01/18	300,000	319,017
State of Illinois, Build America Bonds
5.100%, 06/01/33	330,000	309,144

Total Municipals (Cost $5,762,600)		5,096,462

Purchased Options—0.0%

Currency Options—0.0%
HKD Call/USD Put, Strike Price HKD 7.754, Expires 03/01/16 (Counterparty - Goldman Sachs International) (HKD) (m)	11,595,000	6,691
PEN Call/USD Put, Strike Price PEN 3.225, Expires 10/21/15 (Counterparty - Morgan Stanley & Co.) (PEN) (m)	1,885,000	2,084
PEN Call/USD Put, Strike Price PEN 3.243, Expires 10/09/15 (Counterparty - Morgan Stanley & Co.) (PEN) (m)	3,770,000	5,517
PEN Call/USD Put, Strike Price PEN 3.253, Expires 10/22/15 (Counterparty - Citibank N.A.) (PEN) (m)	1,885,000	4,.227

Total Purchased Options (Cost $32,373)		18,519

Short-Term Investments—6.5%

Commercial Paper—0.7%
Canadian Imperial Bank of Commerce
0.130%, 10/01/15	2,000,000	2,000,000
Credit Agricole S.A.
0.140%, 10/01/15	3,800,000	3,800,000
Sumitomo Mitsui Banking Corp.
0.160%, 10/01/15	2,600,000	2,600,000

		8,400,000

Mutual Fund—5.0%
State Street Navigator Securities Lending MET Portfolio (n)	63,061,926	63,061,926

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $9,541,566 on 10/01/15, collateralized by $9,550,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $9,735,385	9,541,566	9,541,566

Total Short-Term Investments (Cost $81,003,492)		81,003,492

Total Investments—114.7% (Cost $1,422,150,046)		1,433,754,298

Unfunded Loan Commitments—(0.0)% (Cost $(10,000))		(10,000)

Net Investments— 114.7% (Cost $1,422,140,046) (o)		1,433,744,298
Other assets and liabilities (net)—(14.7)%		(183,850,652)

Net Assets—100.0%		$1,249,893,646

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $70,597,348 and the collateral received consisted of cash in the amount of $63,061,926 and non-cash collateral with a value of $8,512,988. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Interest only security.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2015, the market value of securities pledged was $1,959,536.
(g)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2015, the market value of securities pledged was $320,027.
(h)	Principal amount of security is adjusted for inflation.
(i)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(j)

Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of

MSF-244

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.000%	TBA	(2,400,000)	$(2,493,943)	$(2,499,187)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(2,200,000)	(2,319,125)	(2,323,750)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(3,500,000)	(3,636,035)	(3,626,602)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(2,850,000)	(2,888,801)	(2,888,297)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(1,800,000)	(1,950,469)	(1,951,228)
Fannie Mae 30 Yr. Pool	5.500%	TBA	(100,000)	(111,656)	(111,697)
Freddie Mac 30 Yr. Gold Pool	5.000%	TBA	(700,000)	(768,031)	(766,828)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(200,000)	(222,313)	(221,734)
Ginnie Mae II 30 Yr. Pool	3.000%	TBA	(10,500,000)	(10,621,406)	(10,714,718)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(1,800,000)	(1,907,578)	(1,917,739)

Totals				$(26,919,357)	$(27,021,780)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	2,029,000	State Street Bank and Trust	12/02/15	$483,233	$17,587
CNY	3,080,000	JPMorgan Chase Bank N.A.	07/28/16	491,307	(14,568)
EUR	4,000	Morgan Stanley & Co. International plc	12/16/15	4,520	(45)
EUR	155,000	Bank of America N.A.	03/15/17	177,515	(1,744)
EUR	205,000	Bank of America N.A.	03/15/17	234,911	(2,439)
EUR	270,000	UBS AG	03/15/17	309,587	(3,406)
HUF	29,100,000	HSBC Bank USA	12/16/15	104,986	(1,281)

approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	This loan will settle after September 30, 2015, at which time the interest rate will be determined.
(l)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(m)	Illiquid security. As of September 30, 2015, these securities represent 0.0% of net assets.
(n)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(o)	As of September 30, 2015, the aggregate cost of investments was $1,422,140,046. The aggregate unrealized appreciation and depreciation of investments were $71,497,140 and $(59,892,888), respectively, resulting in net unrealized appreciation of $11,604,252.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $133,329,866, which is 10.7% of net assets.

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(COP)—	Colombian Peso
(CRC)—	Costa Rican Colon
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(HUF)—	Hungarian Forint
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NGN)—	Nigerian Naira
(PEN)—	Peruvian Nuevo Sol
(PLN)—	Polish Zloty
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble
(THB)—	Thai Baht
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

MSF-245

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
IDR	7,539,000,000	Goldman Sachs International	05/18/16	$487,961	$(10,525)
INR	35,500,000	Deutsche Bank AG	12/16/15	525,342	8,561
KES	44,665,000	Citibank N.A.	12/16/15	408,272	12,311
MXN	7,776,000	Royal Bank of Canada	12/16/15	459,154	(1,894)
MXN	4,490,000	Standard Chartered Bank	12/16/15	264,725	(695)
MYR	2,790,000	Barclays Bank plc	12/16/15	661,138	(29,431)
MYR	2,790,000	Goldman Sachs International	12/16/15	639,908	(8,201)
MYR	2,790,000	JPMorgan Chase Bank N.A.	12/16/15	626,966	4,741
NGN	153,497,000	BNP Paribas S.A.	10/08/15	845,714	(75,813)
RSD	49,000,000	Citibank N.A.	12/16/15	458,372	(3,043)
RSD	11,438,000	Goldman Sachs International	12/16/15	106,817	(531)
TRY	1,090,000	HSBC Bank USA	12/16/15	348,232	3,786
ZAR	13,022,000	Goldman Sachs International	12/17/15	916,587	10,651
BRL	1,020,000	HSBC Bank USA	12/02/15	253,921	2,153
BRL	6,035,000	Morgan Stanley & Co. International plc	12/02/15	1,390,874	(98,754)
BRL	2,725,000	Morgan Stanley & Co. International plc	12/02/15	743,682	71,067
BRL	504,000	Morgan Stanley & Co. International plc	12/02/15	124,768	365
CNY	2,435,000	Deutsche Bank AG	07/28/16	369,499	(7,403)
CNY	645,000	Goldman Sachs International	07/28/16	98,099	(1,738)
COP	73,320,000	BNP Paribas S.A.	12/16/15	23,380	(158)
COP	658,000,000	Goldman Sachs International	12/16/15	212,601	1,363
COP	347,682,000	Morgan Stanley & Co. International plc	12/16/15	112,920	1,304
COP	183,998,000	State Street Bank and Trust	12/16/15	58,496	(573)
CRC	137,501,000	Citibank N.A.	12/16/15	252,945	(2,094)
CZK	13,160,000	BNP Paribas S.A.	12/16/15	547,968	5,896
EUR	5,640,000	Citibank N.A.	10/30/15	6,342,383	37,606
EUR	1,005,000	Bank of America N.A.	03/15/17	1,080,446	(59,229)
GBP	1,017,000	Royal Bank of Scotland plc	10/30/15	1,545,411	7,148
GBP	690,000	JPMorgan Chase Bank N.A.	12/16/15	1,059,517	16,045
HKD	10,555,000	Deutsche Bank AG	12/16/15	1,361,506	(372)
HKD	5,800,000	Goldman Sachs International	03/03/16	747,982	(252)
HUF	58,800,000	Goldman Sachs International	12/16/15	208,489	(1,059)
IDR	3,812,000,000	Barclays Bank plc	05/18/16	264,080	22,671
IDR	3,727,000,000	JPMorgan Chase Bank N.A.	05/18/16	257,478	21,452
INR	35,500,000	JPMorgan Chase Bank N.A.	12/16/15	529,140	(4,763)
KES	8,933,000	Barclays Bank plc	12/16/15	81,580	(2,537)
KES	13,400,000	Standard Chartered Bank	12/16/15	121,803	(4,377)
KES	13,400,000	Standard Chartered Bank	12/16/15	121,985	(4,195)
KES	8,932,000	Standard Chartered Bank	12/16/15	81,053	(3,055)
MXN	8,950,000	JPMorgan Chase Bank N.A.	12/16/15	527,153	857
MXN	46,229,000	Royal Bank of Canada	12/16/15	2,725,108	6,658
MXN	4,970,000	UBS AG	12/16/15	290,713	(1,543)
MYR	5,580,000	Deutsche Bank AG	12/16/15	1,266,167	2,754
MYR	6,360,000	HSBC Bank USA	12/16/15	1,470,010	29,991
MYR	810,000	HSBC Bank USA	12/16/15	183,611	212
NGN	77,000,000	Citibank N.A.	10/08/15	364,066	(22,145)
NGN	32,486,000	Citibank N.A.	12/16/15	145,027	(14,018)
PLN	2,445,000	Bank of America N.A.	12/16/15	644,825	2,814
RON	440,000	JPMorgan Chase Bank N.A.	12/16/15	110,722	(401)
RUB	23,331,000	BNP Paribas S.A.	12/16/15	342,348	(6,466)
RUB	23,281,000	Credit Suisse International	12/16/15	342,217	(5,849)
RUB	14,003,000	Credit Suisse International	12/16/15	205,927	(3,427)
RUB	4,668,000	Credit Suisse International	12/16/15	68,587	(1,203)
RUB	10,100,000	JPMorgan Chase Bank N.A.	12/16/15	149,585	(1,416)
RUB	4,659,000	JPMorgan Chase Bank N.A.	12/16/15	68,515	(1,140)
THB	11,520,000	Citibank N.A.	12/16/15	314,025	(2,516)

MSF-246

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
TRY	1,090,000	Bank of America N.A.	12/16/15	$349,830	$(2,188)
UYU	9,147,000	HSBC Bank USA	12/02/15	307,783	3,340
UYU	9,147,000	HSBC Bank USA	12/02/15	307,359	2,915
UYU	8,611,000	HSBC Bank USA	12/02/15	289,445	2,842
UYU	6,950,000	Citibank N.A.	12/16/15	233,928	4,138
UYU	6,950,000	Citibank N.A.	12/16/15	234,007	4,217
ZAR	6,948,000	BNP Paribas S.A.	12/17/15	494,403	(333)
ZAR	10,593,000	Citibank N.A.	12/17/15	758,492	4,212
ZAR	6,746,000	Goldman Sachs International	12/17/15	474,050	(6,302)
ZAR	6,746,000	JPMorgan Chase Bank N.A.	12/17/15	479,170	(1,182)
ZAR	3,050,000	JPMorgan Chase Bank N.A.	12/17/15	215,986	(1,191)

Net Unrealized Depreciation					$(105,838)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Futures	12/18/15	48	USD	4,743,694	$(162,814)
U.S. Treasury Note 2 Year Futures	12/31/15	125	USD	27,337,719	41,187
U.S. Treasury Note 5 Year Futures	12/31/15	978	USD	117,123,300	740,981
U.S. Treasury Ultra Long Bond Futures	12/21/15	199	USD	31,578,773	342,071

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/21/15	(49)	USD	(7,518,006)	(191,837)
U.S. Treasury Note 10 Year Futures	12/21/15	(528)	USD	(67,283,795)	(687,955)

Net Unrealized Appreciation					$81,633

Written Options

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call-5-Yr. CDS	0.800%	Bank of America N.A.	CDX.NA.IG.24	Buy	10/21/15	USD	(40,625,000)	$(73,328)	$(16,107)	$57,221
Put-5-Yr. CDS	0.800%	Bank of America N.A.	CDX.NA.IG.24	Sell	10/21/15	USD	(40,625,000)	(113,750)	(180,558)	(66,808)

Totals								$(187,078)	$(196,665)	$(9,587)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	CPI-U	1.810%	09/04/25	Bank of America N.A.	USD	13,235,000	$(204,912)	$—	$(204,912)
Receive	CPI-U	2.165%	09/22/25	Deutsche Bank AG	USD	1,095,000	(8,745)	—	(8,745)
Receive	CPI-U	2.155%	09/22/25	Barclays Bank plc	USD	1,095,000	(8,258)	—	(8,258)
Receive	CPI-U	1.820%	09/22/25	Bank of America N.A.	USD	10,320,000	(165,612)	—	(165,612)
Receive	CPI-U	2.155%	09/22/25	Barclays Bank plc	USD	665,000	(32,365)	—	(32,365)

Totals							$(419,892)	$—	$(419,892)

MSF-247

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3M LIBOR	2.375%	03/16/26	USD	5,800,000	$(131,876)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (b)	Notional Amount (c)		Unrealized Appreciation
CDX.NA.HY.24.V2	(5.000%)	06/20/20	4.291%	USD	10,464,300	$212,001
CDX.NA.IG.25.V1	(1.000%)	12/20/20	0.928%	USD	24,095,000	7,074
ITRAXX.EUROPE.23.V1	(1.000%)	06/20/20	0.846%	EUR	2,131,000	12,487
ITRAXX.XOVER.23.V1	(5.000%)	06/20/20	3.841%	EUR	4,603,000	139,633

Net Unrealized Appreciation						$371,195

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
Federative Republic of Brazil 12.250%, due 03/06/30	(1.000%)	09/20/20	Goldman Sachs International	4.734%	USD	815,000	$129,388	$99,155	$30,233

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015 (b)	Notional Amount (c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Russian Federation 7.500%, due 03/31/30	1.000%	09/20/20	Barclays Bank plc	3.428%	USD	455,000	$(48,947)	$(53,347)	$4,400
Russian Federation 7.500%, due 03/31/30	1.000%	09/20/20	Barclays Bank plc	3.428%	USD	460,000	(49,485)	(50,520)	1,035

Totals							$(98,432)	$(103,867)	$5,435

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	67,516	$1,317	$1,699	$(382)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	20,953	409	—	409
ABX.HE.AAA.6-2	(0.110%)	05/25/46	Barclays Bank plc	0.000%	USD	470,590	87,059	94,298	(7,239)
ABX.HE.AAA.6-2	(0.110%)	05/25/46	Credit Suisse International	0.000%	USD	849,676	157,190	174,186	(16,996)
ABX.HE.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	0.000%	USD	2,248,372	415,949	461,977	(46,028)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	375,521	77,921	95,759	(17,838)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	162,067	33,629	41,328	(7,699)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	110,680	22,966	28,777	(5,811)
ABX.HE.PEN.AAA. 6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	0.000%	USD	412,287	49,475	57,786	(8,311)
CDX.EM.23	(1.000%)	06/20/20	Barclays Bank plc	3.943%	USD	3,008,000	365,770	324,864	40,906
CDX.EM.23	(1.000%)	06/20/20	Barclays Bank plc	3.943%	USD	2,842,000	345,585	310,489	35,096
CDX.EM.23	(1.000%)	06/20/20	Goldman Sachs International	3.943%	USD	13,635,000	1,658,003	1,758,915	(100,912)

MSF-248

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.23	(1.000%)	06/20/20	Goldman Sachs International	3.943%	USD	3,230,000	$392,765	$310,080	$82,685
CMBX.NA.A.7	(2.000%)	01/17/47	Barclays Bank plc	0.000%	USD	130,000	5,429	(757)	6,186
CMBX.NA.A.7	(2.000%)	01/17/47	JPMorgan Chase Bank N.A.	0.000%	USD	480,000	20,045	(10,238)	30,283
CMBX.NA.AA.2	(0.150%)	03/15/49	Credit Suisse International	0.000%	USD	1,530,315	500,222	457,452	42,770
CMBX.NA.AA.2	(0.150%)	03/15/49	Goldman Sachs International	0.000%	USD	586,847	191,826	188,527	3,299
CMBX.NA.AA.2	(0.150%)	03/15/49	Goldman Sachs International	0.000%	USD	126,398	41,316	45,331	(4,015)
CMBX.NA.AA.7	(1.500%)	01/17/47	Bank of America N.A.	0.000%	USD	115,000	3,406	(1,302)	4,708
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	920,000	27,245	(4,790)	32,035
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	405,000	11,994	(3,797)	15,791
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	400,000	11,845	1,649	10,196
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	385,000	11,402	1,853	9,549
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	385,000	11,401	2,154	9,247
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	370,000	10,957	(3,280)	14,237
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	320,000	9,477	(3,623)	13,100
CMBX.NA.AJ.1	(0.840%)	10/12/52	Bank of America N.A.	0.000%	USD	207,842	1,384	3,382	(1,998)
CMBX.NA.AJ.1	(0.840%)	10/12/52	Credit Suisse International	0.000%	USD	527,029	3,509	16,643	(13,134)
CMBX.NA.AJ.2	(1.090%)	03/15/49	Credit Suisse International	0.000%	USD	1,326,673	119,953	101,173	18,780
CMBX.NA.AJ.2	(1.090%)	03/15/49	Credit Suisse International	0.000%	USD	554,430	50,130	41,573	8,557
CMBX.NA.AJ.2	(1.090%)	03/15/49	Deutsche Bank AG	0.000%	USD	212,862	19,246	16,232	3,014
CMBX.NA.AJ.2	(1.090%)	03/15/49	Goldman Sachs International	0.000%	USD	262,364	23,722	22,595	1,127
CMBX.NA.AJ.3	(1.470%)	12/13/49	Credit Suisse International	0.000%	USD	339,858	68,957	66,284	2,673
CMBX.NA.AJ.3	(1.470%)	12/13/49	Goldman Sachs International	0.000%	USD	443,293	89,944	83,687	6,257
CMBX.NA.AJ.3	(1.470%)	12/13/49	Goldman Sachs International	0.000%	USD	275,827	55,966	53,796	2,170
CMBX.NA.AJ.4	(0.960%)	02/17/51	Bank of America N.A.	0.000%	USD	677,013	135,826	120,070	15,756
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	741,254	148,714	150,943	(2,229)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	578,180	115,997	111,289	4,708
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	459,578	92,203	86,749	5,454
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	415,103	83,280	83,019	261
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	360,744	72,375	61,781	10,594
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	4,941	991	882	109
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	8	2	—	2
CMBX.NA.AJ.4	(0.960%)	02/17/51	Deutsche Bank AG	0.000%	USD	345,919	69,400	60,106	9,294
CMBX.NA.AJ.4	(0.960%)	02/17/51	Morgan Stanley & Co. International plc	0.000%	USD	1,265,076	253,806	233,655	20,151
CMBX.NA.AM.2	(0.500%)	03/15/49	Credit Suisse International	0.000%	USD	2,840,000	6,816	41,095	(34,279)
CMBX.NA.AM.2	(0.500%)	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	1,120,000	2,688	5,616	(2,928)
CMBX.NA.AM.4	(0.500%)	02/17/51	Credit Suisse International	0.000%	USD	435,000	8,156	23,564	(15,408)
CMBX.NA.AM.4	(0.500%)	02/17/51	Goldman Sachs International	0.000%	USD	160,000	3,000	3,677	(677)
CMBX.NA.AS.6	(1.000%)	05/11/63	Credit Suisse International	0.000%	USD	1,080,000	19,904	11,647	8,257
CMBX.NA.AS.6	(1.000%)	05/11/63	Credit Suisse International	0.000%	USD	415,000	7,648	(827)	8,475
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	535,000	15,336	8,498	6,838
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	485,000	13,641	11,679	1,962
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	210,000	6,020	1,123	4,897
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	140,000	4,013	2,463	1,550
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	50,000	1,433	456	977

Totals							$5,958,663	$5,752,187	$206,476

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.2	0.250%	03/15/49	Bank of America N.A.	0.000%	USD	15,799	$(9,756)	$(10,022)	$266
CMBX.NA.A.2	0.250%	03/15/49	Bank of America N.A.	0.000%	USD	150,094	(92,684)	(94,745)	2,061
CMBX.NA.A.2	0.250%	03/15/49	Bank of America N.A.	0.000%	USD	268,589	(165,854)	(156,668)	(9,186)

MSF-249

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.2	0.250%	03/15/49	Goldman Sachs International	0.000%	USD	110,596	$(68,293)	$(69,674)	$1,381
CMBX.NA.A.2	0.250%	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	102,696	(63,414)	(65,210)	1,796
CMBX.NA.A.2	0.250%	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	110,596	(68,293)	(69,812)	1,519
CMBX.NA.A.2	0.250%	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	221,191	(136,585)	(139,485)	2,900
CMBX.NA.A.6.	2.000%	05/11/63	Goldman Sachs International	0.000%	USD	365,000	(8,780)	4,765	(13,545)
CMBX.NA.A.8	2.000%	10/17/57	Bank of America N.A.	0.000%	USD	355,000	(24,012)	(4,035)	(19,977)
CMBX.NA.A.8	2.000%	10/17/57	Credit Suisse International	0.000%	USD	100,000	(6,765)	(3,398)	(3,367)
CMBX.NA.A.8	2.000%	10/17/57	Credit Suisse International	0.000%	USD	370,000	(25,027)	(3,704)	(21,323)
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	370,000	(10,717)	(7,421)	(3,296)
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	505,000	(14,627)	(10,041)	(4,586)
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	6,970,000	(201,883)	(146,772)	(55,111)
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs International	0.000%	USD	3,620,000	(104,852)	(43,346)	(61,506)
CMBX.NA.AAA.7	0.500%	01/17/47	Bank of America N.A.	0.000%	USD	755,000	(31,357)	(18,821)	(12,536)
CMBX.NA.AAA.7	0.500%	01/17/47	Credit Suisse International	0.000%	USD	300,000	(12,459)	(7,836)	(4,623)
CMBX.NA.AAA.7	0.500%	01/17/47	Credit Suisse International	0.000%	USD	450,000	(18,689)	(12,888)	(5,801)
CMBX.NA.AAA.8	0.500%	10/17/57	Barclays Bank plc	0.000%	USD	135,000	(7,553)	(6,321)	(1,232)
CMBX.NA.AAA.8	0.500%	10/17/57	Barclays Bank plc	0.000%	USD	585,000	(32,730)	(26,123)	(6,607)
CMBX.NA.AAA.8	0.500%	10/17/57	Credit Suisse International	0.000%	USD	670,000	(37,485)	(30,818)	(6,667)
CMBX.NA.AAA.8	0.500%	10/17/57	Credit Suisse International	0.000%	USD	785,000	(43,919)	(34,828)	(9,091)
CMBX.NA.AAA.8	0.500%	10/17/57	Credit Suisse International	0.000%	USD	1,040,000	(58,187)	(37,190)	(20,997)
CMBX.NA.AAA.8	0.500%	10/17/57	Goldman Sachs International	0.000%	USD	375,000	(20,981)	(21,048)	67
CMBX.NA.AAA.8	0.500%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	65,000	(3,637)	(3,037)	(600)
CMBX.NA.AAA.8	0.500%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	360,000	(20,141)	(16,765)	(3,376)
CMBX.NA.AAA.8	0.500%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	710,000	(39,724)	(29,556)	(10,168)
CMBX.NA.BB.6	5.000%	05/11/63	Barclays Bank plc	0.000%	USD	285,000	(10,090)	3,145	(13,235)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	725,000	(25,668)	9,342	(35,010)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	815,000	(28,854)	13,988	(42,842)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	900,000	(31,863)	21,976	(53,839)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	1,342,000	(47,513)	(13,934)	(33,579)
CMBX.NA.BB.7	5.000%	01/17/47	Bank of America N.A.	0.000%	USD	150,000	(8,041)	(707)	(7,334)
CMBX.NA.BB.7	5.000%	01/17/47	Credit Suisse International	0.000%	USD	1,465,000	(78,533)	(53,594)	(24,939)
CMBX.NA.BB.8	5.000%	10/17/57	Bank of America N.A.	0.000%	USD	335,000	(37,269)	(24,355)	(12,914)
CMBX.NA.BB.8	5.000%	10/17/57	Barclays Bank plc	0.000%	USD	345,000	(38,381)	(18,843)	(19,538)
CMBX.NA.BB.8	5.000%	10/17/57	Barclays Bank plc	0.000%	USD	380,000	(42,274)	(23,613)	(18,661)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	100,000	(11,125)	(7,694)	(3,431)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	115,000	(12,794)	(7,326)	(5,468)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	115,000	(12,794)	(8,428)	(4,366)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	140,000	(15,575)	(10,509)	(5,066)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	275,000	(30,594)	(25,852)	(4,742)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	280,000	(31,150)	(23,907)	(7,243)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	115,000	(12,793)	(6,075)	(6,718)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	225,000	(25,031)	(12,055)	(12,976)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	230,000	(25,588)	(24,052)	(1,536)
CMBX.NA.BB.8	5.000%	10/17/57	JPMorgan Chase Bank N.A.	0.000%	USD	140,000	(15,575)	(10,509)	(5,066)
CMBX.NA.BBB-.8	3.000%	10/17/57	Credit Suisse International	0.000%	USD	120,000	(12,623)	(8,418)	(4,205)
CMBX.NA.BBB-.8	3.000%	10/17/57	Credit Suisse International	0.000%	USD	390,000	(41,024)	(21,016)	(20,008)
PRIMEX.ARM.2	4.580%	12/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	707,868	26,545	21,257	5,288

Totals							$(1,897,011)	$(1,295,978)	$(601,033)

Securities in the amount of $2,546,376 have been received at the custodian bank as collateral for OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MSF-250

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(BRL)—	Brazilian Real
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(CRC)—	Costa Rican Colon
(CZK)—	Czech Koruna
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KES)—	Kenyan Shilling
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NGN)—	Nigerian Naira
(PLN)—	Polish Zloty
(RON)—	New Romanian Leu
(RSD)—	Serbian Dinar
(RUB)—	Russian Ruble
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand
(ABX.HE)—	Markit Asset-Backed Home Equity Index
(CMBX)—	Commercial Mortgage-Backed Index
(CDS)—	Credit Default Swap
(CDX.EM)—	Markit Emerging Markets Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AA)—	Markit North America AA Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AJ)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.AS)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPI-U)—	USA Non-Revised Consumer Price Index-Urban
(IRS)—	Interest Rate Swap
(ITRAXX.EUROPE)—	Markit iTraxx Europe Index
(ITRAXX.XOVER)—	Markit iTraxx Crossover Index
(LIBOR)—	London Interbank Offered Rate
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MSF-251

Metropolitan Series Fund

WMC Balanced Portfolio

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$715,424,757	$—	$—	$715,424,757
Total U.S. Treasury & Government Agencies*	—	236,731,227	—	236,731,227
Total Corporate Bonds & Notes*	—	178,309,651	—	178,309,651
Total Mortgage-Backed Securities*	—	89,149,884	—	89,149,884
Total Asset-Backed Securities*	—	83,895,410	—	83,895,410
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	30,453,388	—	30,453,388
Total Foreign Government*	—	13,661,508	—	13,661,508
Total Municipals	—	5,096,462	—	5,096,462
Total Purchased Options*	—	18,519	—	18,519
Short-Term Investments
Commercial Paper	—	8,400,000	—	8,400,000
Mutual Fund	63,061,926	—	—	63,061,926
Repurchase Agreement	—	9,541,566	—	9,541,566
Total Short-Term Investments	63,061,926	17,941,566	—	81,003,492
Total Net Investments	$778,486,683	$655,257,615	$—	$1,433,744,298

Collateral for Securities Loaned (Liability)	$—	$(63,061,926)	$—	$(63,061,926)
TBA Forward Sales Commitments	$—	$(27,021,780)	$—	$(27,021,780)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$309,657	$—	$309,657
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(415,495)	—	(415,495)
Total Forward Contracts	$—	$(105,838)	$—	$(105,838)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,124,239	$—	$—	$1,124,239
Futures Contracts (Unrealized Depreciation)	(1,042,606)	—	—	(1,042,606)
Total Futures Contracts	$81,633	$—	$—	$81,633
Written Options at Value	$—	$(196,665)	$—	$(196,665)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$371,195	$—	$371,195
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(131,876)	—	(131,876)
Total Centrally Cleared Swap Contracts	$—	$239,319	$—	$239,319
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,114,596	$—	$6,114,596
OTC Swap Contracts at Value (Liabilities)	—	(2,441,880)	—	(2,441,880)
Total OTC Swap Contracts	$—	$3,672,716	$—	$3,672,716

*	See Schedule of Investments for additional detailed categorizations.

MSF-252

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—10.7%
General Dynamics Corp.	314,400	$43,371,480
Honeywell International, Inc.	990,080	93,750,675
Lockheed Martin Corp.	430,930	89,336,098
Northrop Grumman Corp.	378,410	62,797,140
United Technologies Corp.	966,303	85,991,304

		375,246,697

Air Freight & Logistics—3.3%
United Parcel Service, Inc. - Class B	1,167,798	115,249,985

Banks—3.9%
PNC Financial Services Group, Inc. (The)	771,312	68,801,030
Wells Fargo & Co.	1,312,102	67,376,438

		136,177,468

Beverages—5.5%
Anheuser-Busch InBev S.A.	310,202	32,947,818
Coca-Cola Co. (The)	2,361,061	94,725,767
Diageo plc	2,412,694	64,926,743

		192,600,328

Biotechnology—1.6%
Amgen, Inc.	403,571	55,821,941

Capital Markets—1.7%
BlackRock, Inc.	195,766	58,234,512

Chemicals—4.3%
Ecolab, Inc. (a)	577,848	63,401,482
Praxair, Inc.	844,510	86,021,789

		149,423,271

Consumer Finance—1.2%
American Express Co.	573,237	42,494,059

Energy Equipment & Services—1.9%
Schlumberger, Ltd.	953,448	65,759,308

Food & Staples Retailing—6.9%
Costco Wholesale Corp.	509,326	73,633,260
CVS Health Corp.	587,034	56,637,040
Wal-Mart Stores, Inc.	809,908	52,514,435
Walgreens Boots Alliance, Inc.	709,671	58,973,660

		241,758,395

Health Care Equipment & Supplies—2.2%
Medtronic plc	1,153,852	77,238,853

Health Care Providers & Services—5.1%
Cardinal Health, Inc. (a)	1,061,881	81,573,698
UnitedHealth Group, Inc.	833,706	96,718,233

		178,291,931

Hotels, Restaurants & Leisure—2.3%
McDonald’s Corp.	825,617	81,348,043

Household Products—4.1%
Colgate-Palmolive Co.	1,409,925	89,473,841
Procter & Gamble Co. (The)	749,129	53,892,340

		143,366,181

Insurance—6.3%
ACE, Ltd. (a)	943,968	97,606,291
Chubb Corp. (The)	364,593	44,717,332
Marsh & McLennan Cos., Inc.	1,484,491	77,520,120

		219,843,743

IT Services—5.2%
Accenture plc - Class A	946,798	93,032,372
Automatic Data Processing, Inc.	1,092,518	87,794,746

		180,827,118

Media—1.5%
Walt Disney Co. (The)	524,433	53,597,053

Oil, Gas & Consumable Fuels—5.0%
Chevron Corp.	1,152,230	90,887,902
Exxon Mobil Corp.	1,127,172	83,805,238

		174,693,140

Pharmaceuticals—6.7%
Johnson & Johnson	927,716	86,602,289
Merck & Co., Inc.	1,600,543	79,050,819
Roche Holding AG	261,026	69,003,269

		234,656,377

Real Estate Investment Trusts—1.4%
Public Storage	228,713	48,402,532

Road & Rail—4.1%
Canadian National Railway Co.	1,440,260	81,785,614
Union Pacific Corp.	697,814	61,693,736

		143,479,350

Software—5.6%
Microsoft Corp.	2,441,887	108,077,919
Oracle Corp.	2,428,104	87,703,116

		195,781,035

Specialty Retail—4.6%
Lowe’s Cos., Inc.	901,408	62,125,039
TJX Cos., Inc. (The)	1,375,369	98,228,854

		160,353,893

Textiles, Apparel & Luxury Goods—2.7%
NIKE, Inc. - Class B	777,712	95,635,245

Total Common Stocks (Cost $3,242,891,794)		3,420,280,458

MSF-253

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (Cost $0)	5,844,000	$0

Short-Term Investments—4.3%

Mutual Fund—2.2%
State Street Navigator Securities Lending MET Portfolio (c)	77,494,149	77,494,149

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $73,181,082 on 10/01/15, collateralized by $73,365,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $74,648,888.	73,181,082	73,181,082

Total Short-Term Investments (Cost $150,675,231)		150,675,231

Total Investments— 102.1% (Cost $3,393,567,025) (d)		3,570,955,689
Other assets and liabilities (net)—(2.1)%		(74,568,048)

Net Assets—100.0%		$3,496,387,641

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $76,952,867 and the collateral received consisted of cash in the amount of $77,494,149. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $3,393,567,025. The aggregate unrealized appreciation and depreciation of investments were $360,930,245 and $(183,541,581), respectively, resulting in net unrealized appreciation of $177,388,664.

MSF-254

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$375,246,697	$—	$—	$375,246,697
Air Freight & Logistics	115,249,985	—	—	115,249,985
Banks	136,177,468	—	—	136,177,468
Beverages	94,725,767	97,874,561	—	192,600,328
Biotechnology	55,821,941	—	—	55,821,941
Capital Markets	58,234,512	—	—	58,234,512
Chemicals	149,423,271	—	—	149,423,271
Consumer Finance	42,494,059	—	—	42,494,059
Energy Equipment & Services	65,759,308	—	—	65,759,308
Food & Staples Retailing	241,758,395	—	—	241,758,395
Health Care Equipment & Supplies	77,238,853	—	—	77,238,853
Health Care Providers & Services	178,291,931	—	—	178,291,931
Hotels, Restaurants & Leisure	81,348,043	—	—	81,348,043
Household Products	143,366,181	—	—	143,366,181
Insurance	219,843,743	—	—	219,843,743
IT Services	180,827,118	—	—	180,827,118
Media	53,597,053	—	—	53,597,053
Oil, Gas & Consumable Fuels	174,693,140	—	—	174,693,140
Pharmaceuticals	165,653,108	69,003,269	—	234,656,377
Real Estate Investment Trusts	48,402,532	—	—	48,402,532
Road & Rail	143,479,350	—	—	143,479,350
Software	195,781,035	—	—	195,781,035
Specialty Retail	160,353,893	—	—	160,353,893
Textiles, Apparel & Luxury Goods	95,635,245	—	—	95,635,245
Total Common Stocks	3,253,402,628	166,877,830	—	3,420,280,458
Total Escrow Shares*	—	—	0	0
Short-Term Investments
Mutual Fund	77,494,149	—	—	77,494,149
Repurchase Agreement	—	73,181,082	—	73,181,082
Total Short-Term Investments	77,494,149	73,181,082	—	150,675,231
Total Investments	$3,330,896,777	$240,058,912	$0	$3,570,955,689

Collateral for Securities Loaned (Liability)	$—	$(77,494,149)	$—	$(77,494,149)

*	See Schedule of Investments for additional detailed categorizations.

As of September 30, 2015, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2014 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at September 30, 2015 have not been presented.

MSF-255

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Metropolitan Series Fund (the “Trust”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

MSF-256

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MSF-257

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: November 20, 2015

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: November 20, 2015